UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-140812
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 25	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 93	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America’s marketFLEX® Advisor Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Global Managed Futures Strategy
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
3

•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
5

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	0.65%
Extra Value Options[2] (an applicant may elect one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	0.85%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.00%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.25%
Administrative Charge (applicable to all contracts)	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
4% Extra Value Option Charge	0.55%
Maximum Possible Total Variable Account Charges	1.20%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.31%	6.31%
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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.20%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$789	$2,298	$3,722	$6,937	*	$2,298	$3,722	$6,937	$789	$2,298	$3,722	$6,937
Minimum Total Underlying Mutual Fund Operating Expenses (0.31%)	$159	$ 492	$ 849	$1,853	*	$ 492	$ 849	$1,853	$159	$ 492	$ 849	$1,853
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
10

The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
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Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
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Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take
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reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations, and marketing expenses, and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations, and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Option
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
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Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	in any Contract Year before the end of the seventh Contract Year, the Contract Owner takes one or more partial withdrawals that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
(1)	If the withdrawal is taken in order to pay fees to financial professionals;
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(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner, during the first seven Contract Years, takes one or more partial surrenders each Contract Year that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the withdrawal date.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 0.85% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.45%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 0.85% will have a lower unit value than Sub-Account X with charges of 0.45% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
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Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits) allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.45% to 1.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
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•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
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•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
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•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Global Managed Futures Strategy
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
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•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
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Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Funds and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

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Trading Behavior	Nationwide's Response
More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
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PartialWithdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Any withdrawals may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
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(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Nationwide® Guided Portfolio Strategies
Effective May 1, 2020, the Nationwide® Guided Portfolio Strategies are no longer available for election. The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified financial professional.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
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Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
Spousal Protection Feature
The optional death benefit includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
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•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
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•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
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(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.45% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-140812
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
Designation: LTF
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
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American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
Designation: LTF
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The fund seeks to track the investment results of a broad-based index composed of U.S. equities.
Designation: FF, LTF
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
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Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Designation: LTF
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Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust – Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Designation: LTF
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Guggenheim Variable Funds - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Designation: LTF
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Designation: LTF
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Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Designation: LTF
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF, LTF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
51

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF, LTF
52

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
53

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
54

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
55

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
56

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Designation: LTF
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
57

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Designation: LTF
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust – Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
58

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
59

ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: ATF
60

ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
61

ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one -quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
62

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: ATF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
63

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
64

Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
65

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
66

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Designation: LTF
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Designation: LTF
67

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.45%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 1.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	14.308059	16.836363	17.67%	0
2018	15.357436	14.308059	-6.83%	0
2017	13.342334	15.357436	15.10%	0
2016	12.832322	13.342334	3.97%	0
2015	12.725669	12.832322	0.84%	294
2014	11.934706	12.725669	6.63%	4,619
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.702950	8.955760	16.26%	0
2018*	10.000000	7.702950	-22.97%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.978004	9.563216	19.87%	935
2018	9.889044	7.978004	-19.32%	984
2017	10.017703	9.889044	-1.28%	1,043
2016	7.147106	10.017703	40.16%	1,688
2015	11.565485	7.147106	-38.20%	1,149
2014	10.381188	11.565485	11.41%	14,314
2013*	10.000000	10.381188	3.81%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.744662	16.349587	39.21%	1,777
2018	13.488292	11.744662	-12.93%	2,138
2017	10.842839	13.488292	24.40%	2,950
2016	10.087511	10.842839	7.49%	797
2015	10.268307	10.087511	-1.76%	96
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.796160	11.704357	8.41%	40,024
2018	11.159786	10.796160	-3.26%	10,935
2017	10.813074	11.159786	3.21%	22,839
2016	10.405283	10.813074	3.92%	14,467
2015	10.716795	10.405283	-2.91%	16,277
2014	10.421360	10.716795	2.83%	23,690
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
68

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.687447	14.421310	23.39%	39,119
2018	12.606272	11.687447	-7.29%	12,537
2017	10.510048	12.606272	19.94%	9,908
2016	9.303074	10.510048	12.97%	26,098
2015*	10.000000	9.303074	-6.97%	24,013
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	11.075363	14.006127	26.46%	18,825
2018	12.246291	11.075363	-9.56%	22,426
2017	11.312011	12.246291	8.26%	31,992
2016	9.431478	11.312011	19.94%	26,405
2015*	10.000000	9.431478	-5.69%	34,311
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	10.304766	12.065757	17.09%	6,917
2018	11.160585	10.304766	-7.67%	8,486
2017	9.952094	11.160585	12.14%	10,179
2016	9.632415	9.952094	3.32%	10,224
2015	9.852555	9.632415	-2.23%	1,887
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	13.130424	17.155349	30.65%	6,144
2018	14.788090	13.130424	-11.21%	4,376
2017	11.824832	14.788090	25.06%	9,445
2016	11.662630	11.824832	1.39%	7,923
2015	11.717539	11.662630	-0.47%	8,475
2014	11.552940	11.717539	1.42%	965
2013*	10.000000	11.552940	15.53%	3,259
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	10.087294	10.960456	8.66%	4,985
2018	10.206770	10.087294	-1.17%	4,324
2017	9.934281	10.206770	2.74%	4,498
2016*	10.000000	9.934281	-0.66%	419
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.834297	13.074518	20.68%	15,621
2018	11.478204	10.834297	-5.61%	18,408
2017	10.050333	11.478204	14.21%	15,480
2016	9.509833	10.050333	5.68%	4,864
2015	9.949330	9.509833	-4.42%	8,429
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.971492	15.190265	26.89%	3,669
2018	12.989176	11.971492	-7.83%	3,692
2017	11.200728	12.989176	15.97%	3,609
2016*	10.000000	11.200728	12.01%	1,903
69

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.749799	16.118236	17.23%	35,895
2018	14.944887	13.749799	-8.00%	35,893
2017	13.202482	14.944887	13.20%	41,223
2016	12.775888	13.202482	3.34%	42,827
2015	12.963391	12.775888	-1.45%	46,901
2014	12.775135	12.963391	1.47%	47,711
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.716730	13.979934	19.32%	10,244
2018	13.959581	11.716730	-16.07%	10,253
2017	12.189246	13.959581	14.52%	8,996
2016	10.628513	12.189246	14.68%	7,779
2015	10.952124	10.628513	-2.95%	6,966
2014*	10.000000	10.952124	9.52%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.810384	11.379812	16.00%	0
2018	10.265474	9.810384	-4.43%	1,170
2017*	10.000000	10.265474	2.65%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.505636	5.847539	6.21%	11,232
2018	6.260441	5.505636	-12.06%	9,107
2017	6.194702	6.260441	1.06%	10,042
2016	5.554899	6.194702	11.52%	14,669
2015	7.449589	5.554899	-25.43%	9,923
2014	9.017217	7.449589	-17.38%	6,617
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.705031	11.411229	6.60%	52,479
2018	10.762932	10.705031	-0.54%	5,417
2017	10.451666	10.762932	2.98%	14,673
2016	9.636700	10.451666	8.46%	85,761
2015*	10.000000	9.636700	-3.63%	8,608
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.292552	10.665201	28.61%	0
2018*	10.000000	8.292552	-17.07%	0
70

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	13.362433	15.698334	17.48%	1,835
2018	14.221607	13.362433	-6.04%	2,287
2017	12.559695	14.221607	13.23%	2,321
2016	12.267964	12.559695	2.38%	2,355
2015	12.330827	12.267964	-0.51%	15,111
2014	11.736547	12.330827	5.06%	25,888
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.540006	14.258405	23.56%	41,335
2018	12.131183	11.540006	-4.87%	65,170
2017	10.494591	12.131183	15.59%	20,610
2016*	10.000000	10.494591	4.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.165689	14.128468	26.53%	8,530
2018	12.263382	11.165689	-8.95%	29,071
2017	10.935375	12.263382	12.14%	46,642
2016	9.332078	10.935375	17.18%	52,881
2015*	10.000000	9.332078	-6.68%	61,876
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.885677	15.343986	29.10%	7,561
2018	13.148306	11.885677	-9.60%	436
2017	11.326175	13.148306	16.09%	195
2016*	10.000000	11.326175	13.26%	8,329
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.754138	18.344364	33.37%	104,534
2018	13.876589	13.754138	-0.88%	76,451
2017	10.339421	13.876589	34.21%	240,177
2016	10.329224	10.339421	0.10%	221,856
2015*	10.000000	10.329224	3.29%	297,727
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.637958	12.154101	14.25%	4,198
2018	11.088461	10.637958	-4.06%	5,526
2017	10.418232	11.088461	6.43%	113,675
2016	9.166447	10.418232	13.66%	414,744
2015*	10.000000	9.166447	-8.34%	13,043
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.257346	11.171451	8.91%	2,056
2018	10.385716	10.257346	-1.24%	24,384
2017	10.032081	10.385716	3.53%	25,725
2016*	10.000000	10.032081	0.32%	21,640
71

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.552686	11.692089	22.40%	1,069
2018	10.258231	9.552686	-6.88%	1,656
2017*	10.000000	10.258231	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.758865	11.851699	10.16%	26,202
2018	11.121693	10.758865	-3.26%	7,219
2017	10.388047	11.121693	7.06%	22,495
2016	9.660376	10.388047	7.53%	6,711
2015	9.895603	9.660376	-2.38%	5,503
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	15.690642	18.722007	19.32%	886
2018	17.445153	15.690642	-10.06%	2,931
2017	15.649290	17.445153	11.48%	2,931
2016	13.889197	15.649290	12.67%	5,413
2015	14.876228	13.889197	-6.63%	3,177
2014	14.529634	14.876228	2.39%	16,057
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.074493	13.950423	15.54%	26,768
2018	12.674890	12.074493	-4.74%	36,139
2017	11.609104	12.674890	9.18%	24,660
2016	10.227278	11.609104	13.51%	26,118
2015	11.053215	10.227278	-7.47%	26,024
2014	10.613278	11.053215	4.15%	35,098
2013*	10.000000	10.613278	6.13%	8,806
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	12.377882	15.324842	23.81%	3,173
2018	14.005187	12.377882	-11.62%	7,653
2017	12.954526	14.005187	8.11%	8,233
2016	11.600469	12.954526	11.67%	7,699
2015	12.094341	11.600469	-4.08%	9,021
2014	11.492925	12.094341	5.23%	16,833
2013*	10.000000	11.492925	14.93%	29,602
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.983816	10.138962	1.55%	17,695
2018	9.838511	9.983816	1.48%	31,953
2017	9.696156	9.838511	1.47%	32,298
2016	9.461858	9.696156	2.48%	30,299
2015*	10.000000	9.461858	-5.38%	1,535
72

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.106901	12.376709	11.43%	0
2018	11.663045	11.106901	-4.77%	0
2017	10.357621	11.663045	12.60%	0
2016	9.971815	10.357621	3.87%	0
2015	10.635555	9.971815	-6.24%	0
2014	10.278116	10.635555	3.48%	0
2013*	10.000000	10.278116	2.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	10.103938	10.244938	1.40%	1,620
2018	10.012913	10.103938	0.91%	2,522
2017	9.933311	10.012913	0.80%	0
2016	9.883125	9.933311	0.51%	346
2015	9.984186	9.883125	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.459891	10.248089	8.33%	0
2018*	10.000000	9.459891	-5.40%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.666087	7.176399	7.66%	6,545
2018	7.360868	6.666087	-9.44%	1,347
2017	6.801709	7.360868	8.22%	3,784
2016	8.015950	6.801709	-15.15%	9,315
2015	8.178799	8.015950	-1.99%	25,170
2014	7.330022	8.178799	11.58%	7,745
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	10.603181	11.140063	5.06%	0
2018	12.233896	10.603181	-13.33%	834
2017	10.699852	12.233896	14.34%	3,373
2016	10.678148	10.699852	0.20%	5,184
2015	10.592950	10.678148	0.80%	21,181
2014	10.351532	10.592950	2.33%	1,556
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
73

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.978761	9.386446	4.54%	6,848
2018	9.501737	8.978761	-5.50%	7,824
2017	9.206293	9.501737	3.21%	15,765
2016	9.292746	9.206293	-0.93%	13,101
2015	9.165310	9.292746	1.39%	30,428
2014	8.796854	9.165310	4.19%	14,624
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.482545	12.300013	7.12%	2,772
2018	11.628246	11.482545	-1.25%	7,478
2017	11.289773	11.628246	3.00%	5,594
2016	10.446192	11.289773	8.08%	9,807
2015	10.417511	10.446192	0.28%	4,991
2014	10.221239	10.417511	1.92%	10,969
2013*	10.000000	10.221239	2.21%	7,156
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	11.310314	12.935085	14.37%	5,906
2018	12.179054	11.310314	-7.13%	5,902
2017	11.138830	12.179054	9.34%	6,199
2016	10.033630	11.138830	11.01%	6,529
2015	10.542871	10.033630	-4.83%	96
2014	10.018459	10.542871	5.23%	0
2013*	10.000000	10.018459	0.18%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	14.017028	18.342995	30.86%	8,380
2018	16.258161	14.017028	-13.78%	9,813
2017	11.980323	16.258161	35.71%	9,581
2016	12.053258	11.980323	-0.61%	11,443
2015	11.678841	12.053258	3.21%	6,503
2014	11.495279	11.678841	1.60%	8,820
2013*	10.000000	11.495279	14.95%	6,097
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.260210	16.075337	21.23%	10,918
2018	14.086610	13.260210	-5.87%	10,915
2017	11.964000	14.086610	17.74%	7,777
2016	12.334704	11.964000	-3.01%	7,594
2015	13.518753	12.334704	-8.76%	18,922
2014	14.334523	13.518753	-5.69%	19,470
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812
74

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.277997	10.911898	17.61%	36,089
2018	11.443666	9.277997	-18.92%	38,654
2017	8.992932	11.443666	27.25%	21,234
2016	7.479334	8.992932	20.24%	16,229
2015	9.397920	7.479334	-20.42%	8,930
2014	9.899397	9.397920	-5.07%	21,398
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.923075	12.397752	13.50%	18,796
2018	11.449426	10.923075	-4.60%	3,758
2017	10.607207	11.449426	7.94%	9,294
2016	9.236558	10.607207	14.84%	5,997
2015	9.878752	9.236558	-6.50%	7,333
2014	10.075476	9.878752	-1.95%	8,677
2013*	10.000000	10.075476	0.75%	140,025
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.218893	11.028414	7.92%	15,670
2018	10.371816	10.218893	-1.47%	2,039
2017	10.031011	10.371816	3.40%	2,022
2016*	10.000000	10.031011	0.31%	736
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.844552	14.389091	21.48%	0
2018	12.214626	11.844552	-3.03%	746
2017	10.993968	12.214626	11.10%	1,349
2016*	10.000000	10.993968	9.94%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	12.411267	14.122399	13.79%	252
2018	13.096623	12.411267	-5.23%	252
2017	11.896422	13.096623	10.09%	457
2016	11.275649	11.896422	5.51%	677
2015	11.615929	11.275649	-2.93%	721
2014	11.193019	11.615929	3.78%	1,119
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	12.383304	14.074302	13.66%	1,483
2018	13.382273	12.383304	-7.46%	2,561
2017	12.266827	13.382273	9.09%	8,461
2016	11.143151	12.266827	10.08%	2,554
2015	11.326600	11.143151	-1.62%	4,866
2014	11.058166	11.326600	2.43%	501
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
75

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.757283	13.693104	27.29%	69
2018	11.731678	10.757283	-8.31%	6,105
2017	10.471087	11.731678	12.04%	8,950
2016	9.148997	10.471087	14.45%	13,411
2015	10.672170	9.148997	-14.27%	11,474
2014*	10.000000	10.672170	6.72%	3,571
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	12.565263	14.767179	17.52%	2,114
2018	13.749857	12.565263	-8.62%	2,071
2017	12.589751	13.749857	9.21%	3,414
2016	12.263638	12.589751	2.66%	1,945
2015	12.496246	12.263638	-1.86%	2,617
2014	11.025570	12.496246	13.34%	16,052
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	12.409874	14.545847	17.21%	0
2018	13.354078	12.409874	-7.07%	0
2017	11.567556	13.354078	15.44%	0
2016	11.014611	11.567556	5.02%	0
2015	11.837305	11.014611	-6.95%	0
2014	11.658102	11.837305	1.54%	0
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.486286	19.822902	20.24%	36,853
2018	17.428984	16.486286	-5.41%	51,315
2017	15.119755	17.428984	15.27%	62,659
2016	13.933935	15.119755	8.51%	39,874
2015	13.860518	13.933935	0.53%	25,393
2014	13.261356	13.860518	4.52%	13,165
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.720500	11.650723	8.68%	17,290
2018	11.027819	10.720500	-2.79%	16,937
2017	10.417953	11.027819	5.85%	27,784
2016	9.632077	10.417953	8.16%	17,779
2015	9.963583	9.632077	-3.33%	20,173
2014	9.634449	9.963583	3.42%	22,419
2013*	10.000000	9.634449	-3.66%	1,438
76

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.901933	12.474839	14.43%	0
2018	11.965006	10.901933	-8.88%	0
2017	10.148282	11.965006	17.90%	3,774
2016*	10.000000	10.148282	1.48%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.152726	10.772659	6.11%	15,309
2018*	10.000000	10.152726	1.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.197488	12.790222	14.22%	0
2018	11.596140	11.197488	-3.44%	0
2017	10.911175	11.596140	6.28%	0
2016	9.601222	10.911175	13.64%	448
2015	9.902799	9.601222	-3.05%	448
2014*	10.000000	9.902799	-0.97%	448
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.004974	16.582617	27.51%	0
2018	13.752688	13.004974	-5.44%	0
2017	11.073065	13.752688	24.20%	0
2016*	10.000000	11.073065	10.73%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	13.674136	18.082604	32.24%	6,596
2018	16.484055	13.674136	-17.05%	4,292
2017	13.190195	16.484055	24.97%	9,495
2016	13.585454	13.190195	-2.91%	10,935
2015	13.736714	13.585454	-1.10%	7,955
2014	13.987890	13.736714	-1.80%	10,839
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.580132	18.768226	28.72%	830
2018	14.646792	14.580132	-0.46%	12,384
2017	12.207492	14.646792	19.98%	12,339
2016	11.008752	12.207492	10.89%	7,417
2015	10.956024	11.008752	0.48%	114,751
2014*	10.000000	10.956024	9.56%	116,582
77

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	17.454438	21.539162	23.40%	7,119
2018	19.644598	17.454438	-11.15%	7,119
2017	16.471989	19.644598	19.26%	4,355
2016	15.269217	16.471989	7.88%	4,370
2015	15.612006	15.269217	-2.20%	4,376
2014	15.007686	15.612006	4.03%	4,396
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	14.681230	16.979748	15.66%	20,681
2018	15.728359	14.681230	-6.66%	22,868
2017	14.100061	15.728359	11.55%	32,060
2016	13.348307	14.100061	5.63%	11,935
2015	13.552183	13.348307	-1.50%	25,451
2014	13.052518	13.552183	3.83%	11,265
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	16.116488	19.291283	19.70%	2,783
2018	17.628106	16.116488	-8.58%	0
2017	15.290834	17.628106	15.29%	0
2016	14.311923	15.290834	6.84%	0
2015	14.570179	14.311923	-1.77%	566
2014	13.979358	14.570179	4.23%	597
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.689375	13.980171	10.17%	0
2018	13.087986	12.689375	-3.05%	0
2017	12.361051	13.087986	5.88%	820
2016	11.869269	12.361051	4.14%	8,551
2015	12.011057	11.869269	-1.18%	991
2014	11.675789	12.011057	2.87%	1,274
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
78

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.095251	12.575384	13.34%	0
2018	11.986162	11.095251	-7.43%	0
2017	10.491138	11.986162	14.25%	0
2016	9.983708	10.491138	5.08%	0
2015	10.478758	9.983708	-4.72%	0
2014	10.293466	10.478758	1.80%	0
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.321263	13.007651	14.90%	0
2018	12.238307	11.321263	-7.49%	0
2017	10.436734	12.238307	17.26%	16,662
2016	9.870602	10.436734	5.74%	16,662
2015	10.423509	9.870602	-5.30%	389
2014	10.365571	10.423509	0.56%	0
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	15.435075	18.153596	17.61%	8,998
2018	16.687756	15.435075	-7.51%	8,998
2017	14.708422	16.687756	13.46%	9,080
2016	13.841926	14.708422	6.26%	20,107
2015	14.054273	13.841926	-1.51%	20,069
2014	13.500802	14.054273	4.10%	12,336
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	16.613798	20.215788	21.68%	3,155
2018	18.441831	16.613798	-9.91%	3,493
2017	15.689972	18.441831	17.54%	4,247
2016	14.648700	15.689972	7.11%	4,621
2015	14.940134	14.648700	-1.95%	7,135
2014	14.352919	14.940134	4.09%	7,647
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0
79

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	14.080580	16.021863	13.79%	995
2018	14.851976	14.080580	-5.19%	1,087
2017	13.576827	14.851976	9.39%	1,088
2016	12.866354	13.576827	5.52%	1,090
2015	13.063647	12.866354	-1.51%	1,091
2014	12.608012	13.063647	3.61%	2,779
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.426832	11.251461	7.91%	30,074
2018	10.512511	10.426832	-0.82%	3,374
2017	10.240328	10.512511	2.66%	21,196
2016	10.058987	10.240328	1.80%	87,303
2015	10.090149	10.058987	-0.31%	72,355
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.567687	12.620387	9.10%	21,700
2018	11.791647	11.567687	-1.90%	8,466
2017	11.414837	11.791647	3.30%	13,168
2016	11.096161	11.414837	2.87%	19,687
2015	11.204262	11.096161	-0.96%	14,276
2014	10.731068	11.204262	4.41%	49,618
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.714881	16.351806	19.23%	2,264
2018	15.339592	13.714881	-10.59%	2,264
2017	13.071084	15.339592	17.36%	2,157
2016	11.787733	13.071084	10.89%	2,157
2015	12.227234	11.787733	-3.59%	5,072
2014	11.909865	12.227234	2.66%	5,584
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.999393	15.207244	16.98%	16,539
2018	14.165982	12.999393	-8.24%	15,525
2017	12.500778	14.165982	13.32%	16,247
2016	11.544782	12.500778	8.28%	17,033
2015	11.804888	11.544782	-2.20%	50,820
2014	11.641814	11.804888	1.40%	55,510
2013*	10.000000	11.641814	16.42%	38,999
80

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	10.088246	12.347223	22.39%	5,750
2018	12.271321	10.088246	-17.79%	6,260
2017	8.711298	12.271321	40.87%	3,893
2016	8.123729	8.711298	7.23%	3,068
2015	9.714292	8.123729	-16.37%	4,002
2014*	10.000000	9.714292	-2.86%	2,949
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.312110	10.909386	5.79%	18,957
2018	10.363955	10.312110	-0.50%	25,197
2017	10.198129	10.363955	1.63%	35,106
2016	10.168689	10.198129	0.29%	51,308
2015	10.225766	10.168689	-0.56%	31,725
2014*	10.000000	10.225766	2.26%	33,030
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.730114	9.834299	1.07%	497,344
2018	9.664416	9.730114	0.68%	1,318,196
2017	9.687077	9.664416	-0.23%	1,277,211
2016	9.730571	9.687077	-0.45%	555,194
2015	9.774554	9.730571	-0.45%	2,339,125
2014	9.818731	9.774554	-0.45%	2,107,467
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	10.295379	12.480163	21.22%	46,508
2018	11.999114	10.295379	-14.20%	31,472
2017	9.651447	11.999114	24.32%	34,566
2016	9.606317	9.651447	0.47%	19,522
2015	9.743185	9.606317	-1.40%	2,781
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.965272	14.738219	23.17%	138
2018	13.187297	11.965272	-9.27%	465
2017	11.185397	13.187297	17.90%	9,642
2016	10.264071	11.185397	8.98%	10,145
2015	10.414408	10.264071	-1.44%	840
2014*	10.000000	10.414408	4.14%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	11.369784	13.055010	14.82%	3,477
2018	12.003533	11.369784	-5.28%	14,109
2017	10.849993	12.003533	10.63%	18,718
2016	10.252738	10.849993	5.83%	23,931
2015	10.316998	10.252738	-0.62%	23,153
2014*	10.000000	10.316998	3.17%	21,220
81

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.747346	14.026390	19.40%	1,919
2018	12.617094	11.747346	-6.89%	1,919
2017	11.039272	12.617094	14.29%	1,919
2016	10.292497	11.039272	7.26%	1,919
2015	10.394297	10.292497	-0.98%	0
2014*	10.000000	10.394297	3.94%	22,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.889863	11.874306	9.04%	527
2018	11.140247	10.889863	-2.25%	4,029
2017	10.588764	11.140247	5.21%	1,373
2016	10.201547	10.588764	3.80%	2,027
2015	10.220592	10.201547	-0.19%	3,968
2014*	10.000000	10.220592	2.21%	10,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.326611	12.741269	12.49%	0
2018	12.056288	11.326611	-6.05%	0
2017	10.620524	12.056288	13.52%	0
2016	10.092390	10.620524	5.23%	0
2015	10.477584	10.092390	-3.68%	0
2014	10.272656	10.477584	1.99%	0
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.605734	13.315207	14.73%	0
2018	12.409770	11.605734	-6.48%	0
2017	10.657886	12.409770	16.44%	0
2016	10.010173	10.657886	6.47%	0
2015	10.469481	10.010173	-4.39%	0
2014	10.337575	10.469481	1.28%	0
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.596821	13.593213	17.21%	16,777
2018	12.351015	11.596821	-6.11%	28,253
2017	10.986527	12.351015	12.42%	39,774
2016	10.300338	10.986527	6.66%	38,413
2015	10.381647	10.300338	-0.78%	136,498
2014*	10.000000	10.381647	3.82%	135,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.825352	14.341756	21.28%	12,649
2018	12.873765	11.825352	-8.14%	13,109
2017	11.083311	12.873765	16.15%	12,493
2016	10.262866	11.083311	7.99%	0
2015	10.385031	10.262866	-1.18%	4,181
2014*	10.000000	10.385031	3.85%	15,111
82

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	11.251662	12.711248	12.97%	26,720
2018	11.740936	11.251662	-4.17%	28,644
2017	10.799158	11.740936	8.72%	28,916
2016	10.262609	10.799158	5.23%	30,815
2015	10.312138	10.262609	-0.48%	34,162
2014*	10.000000	10.312138	3.12%	38,118
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.533800	5.34%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.836402	8.36%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	22.961967	29.766157	29.63%	5,029
2018	23.865873	22.961967	-3.79%	5,553
2017	18.458429	23.865873	29.30%	10,797
2016	18.179878	18.458429	1.53%	17,226
2015	17.707873	18.179878	2.67%	8,444
2014	16.149070	17.707873	9.65%	8,553
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.808581	17.511156	36.71%	3,160
2018	13.068114	12.808581	-1.99%	744
2017	10.330742	13.068114	26.50%	4,964
2016*	10.000000	10.330742	3.31%	4,944
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.978098	14.982902	25.09%	8,328
2018	13.578259	11.978098	-11.78%	8,694
2017	11.780644	13.578259	15.26%	7,977
2016	9.837793	11.780644	19.75%	33,171
2015	10.139214	9.837793	-2.97%	2,890
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.959425	10.369102	15.73%	12,231
2018	10.887509	8.959425	-17.71%	19,583
2017	8.925333	10.887509	21.98%	20,182
2016	8.540145	8.925333	4.51%	19,634
2015	9.063182	8.540145	-5.77%	5,791
2014*	10.000000	9.063182	-9.37%	5,372
83

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	18.513763	23.056147	24.54%	15,169
2018	21.084439	18.513763	-12.19%	17,657
2017	18.519829	21.084439	13.85%	14,430
2016	16.031082	18.519829	15.52%	15,464
2015	16.676586	16.031082	-3.87%	10,491
2014	15.195461	16.676586	9.75%	11,503
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	21.314615	26.278478	23.29%	8,077
2018	24.654799	21.314615	-13.55%	13,904
2017	21.755346	24.654799	13.33%	11,002
2016	18.583907	21.755346	17.07%	8,087
2015	19.222566	18.583907	-3.32%	20,140
2014	16.501041	19.222566	16.49%	31,099
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.689367	18.494541	35.10%	12,269
2018	14.937547	13.689367	-8.36%	4,999
2017	12.011125	14.937547	24.36%	6,860
2016	11.140114	12.011125	7.82%	7,083
2015	11.106477	11.140114	0.30%	2,504
2014*	10.000000	11.106477	11.06%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	11.380378	13.481756	18.46%	8,136
2018	13.765814	11.380378	-17.33%	17,272
2017	12.678790	13.765814	8.57%	17,175
2016	10.113343	12.678790	25.37%	19,019
2015	10.810067	10.113343	-6.45%	32,182
2014*	10.000000	10.810067	8.10%	53,115
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	12.339574	15.434640	25.08%	13,216
2018	14.188152	12.339574	-13.03%	9,346
2017	12.558331	14.188152	12.98%	5,961
2016	10.270100	12.558331	22.28%	6,255
2015	10.488008	10.270100	-2.08%	4,332
2014*	10.000000	10.488008	4.88%	5,215
84

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.136694	15.760434	29.86%	1,705
2018	12.707342	12.136694	-4.49%	580
2017	12.025914	12.707342	5.67%	2,080
2016	11.271288	12.025914	6.70%	5,316
2015	12.001549	11.271288	-6.08%	11,424
2014	9.374249	12.001549	28.03%	10,781
2013*	10.000000	9.374249	-6.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	13.021932	17.002197	30.57%	149,478
2018	13.714454	13.021932	-5.05%	68,006
2017	11.335784	13.714454	20.98%	72,092
2016	10.197396	11.335784	11.16%	61,056
2015	10.125725	10.197396	0.71%	69,573
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.568891	10.951345	3.62%	14,163
2018	10.530559	10.568891	0.36%	47,171
2017	10.413569	10.530559	1.12%	24,399
2016	10.206218	10.413569	2.03%	31,750
2015	10.287434	10.206218	-0.79%	14,964
2014	10.283154	10.287434	0.04%	26,929
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.687522	14.538983	24.40%	6,759
2018	13.242752	11.687522	-11.74%	20,578
2017	11.650353	13.242752	13.67%	25,204
2016	9.682189	11.650353	20.33%	38,870
2015	10.225108	9.682189	-5.31%	10,076
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	21.497044	29.283738	36.22%	5,371
2018	23.232027	21.497044	-7.47%	5,482
2017	18.300157	23.232027	26.95%	4,963
2016	17.333081	18.300157	5.58%	6,649
2015	17.471785	17.333081	-0.79%	5,147
2014	16.921295	17.471785	3.25%	8,707
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	9.262575	10.627936	14.74%	1,070
2018	9.981656	9.262575	-7.20%	1,085
2017	9.398710	9.981656	6.20%	0
2016	9.502366	9.398710	-1.09%	0
2015	10.054021	9.502366	-5.49%	0
85

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	10.089983	11.540738	14.38%	0
2018	11.093161	10.089983	-9.04%	0
2017	10.098072	11.093161	9.85%	0
2016	9.287745	10.098072	8.72%	0
2015	10.070008	9.287745	-7.77%	0
2014	10.145517	10.070008	-0.74%	0
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	10.200978	10.455097	2.49%	73,500
2018	10.910563	10.200978	-6.50%	68,614
2017	10.654177	10.910563	2.41%	142,147
2016	9.454909	10.654177	12.68%	96,130
2015	9.812580	9.454909	-3.65%	38,949
2014	9.720647	9.812580	0.95%	42,641
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	10.386054	11.137737	7.24%	4,102
2018	10.790768	10.386054	-3.75%	4,504
2017	10.614872	10.790768	1.66%	4,968
2016	10.216177	10.614872	3.90%	8,203
2015	10.526381	10.216177	-2.95%	6,691
2014	10.688987	10.526381	-1.52%	10,114
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.791732	13.117200	11.24%	14,942
2018	12.527672	11.791732	-5.87%	16,717
2017	11.099274	12.527672	12.87%	16,735
2016	9.874977	11.099274	12.40%	19,602
2015	10.923169	9.874977	-9.60%	24,479
2014	10.922848	10.923169	0.00%	26,416
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.995599	6.646109	10.85%	1,411
2018	7.019750	5.995599	-14.59%	1,436
2017	6.909926	7.019750	1.59%	2,850
2016	6.042439	6.909926	14.36%	10,025
2015	8.165065	6.042439	-26.00%	5,709
2014	10.078617	8.165065	-18.99%	4,967
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
86

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.889572	11.364539	4.36%	1,436
2018	10.838650	10.889572	0.47%	1,384
2017	10.378369	10.838650	4.44%	1,943
2016	9.963556	10.378369	4.16%	3,385
2015	10.190795	9.963556	-2.23%	6,346
2014	9.944170	10.190795	2.48%	842
2013*	10.000000	9.944170	-0.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	14.002206	15.981631	14.14%	3,258
2018	14.778988	14.002206	-5.26%	3,219
2017	13.523029	14.778988	9.29%	7,785
2016	11.998602	13.523029	12.71%	15,836
2015	12.344820	11.998602	-2.80%	2,873
2014	12.228856	12.344820	0.95%	22,871
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.724066	12.373835	5.54%	6,450
2018	12.305267	11.724066	-4.72%	7,318
2017	11.390172	12.305267	8.03%	9,593
2016	11.007557	11.390172	3.48%	10,697
2015	11.534103	11.007557	-4.57%	18,501
2014	11.341428	11.534103	1.70%	12,084
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	15.099737	17.228272	14.10%	93,328
2018	15.597568	15.099737	-3.19%	73,008
2017	14.709562	15.597568	6.04%	129,246
2016	13.151172	14.709562	11.85%	210,192
2015	13.448533	13.151172	-2.21%	72,519
2014	13.086280	13.448533	2.77%	47,314
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.421159	11.251879	7.97%	3,489
2018	10.438632	10.421159	-0.17%	5,803
2017*	10.000000	10.438632	4.39%	2,626
87

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.313328	10.975557	6.42%	1,793
2018	10.155487	10.313328	1.55%	1,915
2017*	10.000000	10.155487	1.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.462631	12.200421	6.44%	508
2018	12.003699	11.462631	-4.51%	508
2017	10.888923	12.003699	10.24%	10,906
2016	10.629396	10.888923	2.44%	669
2015	11.502808	10.629396	-7.59%	4,289
2014	11.520143	11.502808	-0.15%	3,692
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.484486	10.846838	3.46%	22,286
2018	10.507224	10.484486	-0.22%	25,274
2017	10.424059	10.507224	0.80%	18,967
2016	10.336157	10.424059	0.85%	24,964
2015	10.361246	10.336157	-0.24%	44,061
2014	10.330781	10.361246	0.29%	51,451
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.675260	12.581280	7.76%	23,484
2018	11.803275	11.675260	-1.08%	41,835
2017	11.311588	11.803275	4.35%	84,619
2016	11.076412	11.311588	2.12%	46,853
2015	11.089266	11.076412	-0.12%	56,049
2014	10.693730	11.089266	3.70%	34,952
2013	10.967234	10.693730	-2.49%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	14.856277	16.902039	13.77%	0
2018	15.540243	14.856277	-4.40%	0
2017	14.586467	15.540243	6.54%	0
2016	12.877520	14.586467	13.27%	0
2015	13.507873	12.877520	-4.67%	0
2014	13.609232	13.507873	-0.74%	0
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
88

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	15.855248	17.745975	11.92%	221,398
2018	16.025321	15.855248	-1.06%	7,050
2017	15.361163	16.025321	4.32%	112,503
2016	14.156347	15.361163	8.51%	910,020
2015	14.198448	14.156347	-0.30%	17,146
2014	13.936637	14.198448	1.88%	21,887
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	10.152274	12.765178	25.74%	4,183
2018	12.528025	10.152274	-18.96%	4,762
2017	9.470874	12.528025	32.28%	7,716
2016	9.453084	9.470874	0.19%	4,865
2015	10.478578	9.453084	-9.79%	1,293
2014	10.693624	10.478578	-2.01%	1,352
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2019	16.971224	23.049015	35.81%	1,199
2018	20.764593	16.971224	-18.27%	1,259
2017	17.688727	20.764593	17.39%	6,557
2016	14.419051	17.688727	22.68%	4,372
2015	14.547208	14.419051	-0.88%	3,086
2014	13.239223	14.547208	9.88%	0
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	10.148590	11.893019	17.19%	0
2018	12.380926	10.148590	-18.03%	3,468
2017	10.114765	12.380926	22.40%	18,292
2016	8.574826	10.114765	17.96%	17,597
2015	10.006699	8.574826	-14.31%	3,041
2014	9.885176	10.006699	1.23%	0
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
89

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.940553	2.255592	-23.29%	12,664
2018	2.838848	2.940553	3.58%	4,765
2017	3.476150	2.838848	-18.33%	4,765
2016	4.016042	3.476150	-13.44%	4,765
2015	4.243090	4.016042	-5.35%	0
2014	4.970478	4.243090	-14.63%	0
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	27.955075	32.409109	15.93%	3,642
2018	30.114109	27.955075	-7.17%	6,464
2017	24.685358	30.114109	21.99%	3,641
2016	29.337531	24.685358	-15.86%	3,821
2015	28.528475	29.337531	2.84%	1,877
2014	22.090761	28.528475	29.14%	6,197
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2019	20.261902	25.996264	28.30%	32,980
2018	21.687066	20.261902	-6.57%	25,822
2017	18.254192	21.687066	18.81%	64,470
2016	16.721201	18.254192	9.17%	29,734
2015	16.874070	16.721201	-0.91%	358,350
2014	15.206435	16.874070	10.97%	662,228
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.986917	20.142254	25.99%	2,552
2018	18.849691	15.986917	-15.19%	961
2017	16.457211	18.849691	14.54%	961
2016	15.965773	16.457211	3.08%	2,520
2015	15.396955	15.965773	3.69%	3,372
2014	14.031522	15.396955	9.73%	22,095
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142
90

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	23.427591	29.068463	24.08%	1,970
2018	23.390111	23.427591	0.16%	6,908
2017	19.849794	23.390111	17.84%	8,377
2016	19.138372	19.849794	3.72%	6,035
2015	18.363719	19.138372	4.22%	6,594
2014	16.402770	18.363719	11.95%	19,505
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.558043	10.584192	23.68%	26,249
2018	10.146046	8.558043	-15.65%	16,716
2017	7.648246	10.146046	32.66%	51,399
2016	6.920800	7.648246	10.51%	46,830
2015	8.412754	6.920800	-17.73%	13,525
2014	8.750007	8.412754	-3.85%	11,771
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.986384	14.054961	17.26%	0
2018	14.021973	11.986384	-14.52%	0
2017	11.765995	14.021973	19.17%	2,470
2016	10.962891	11.765995	7.33%	213
2015	12.356451	10.962891	-11.28%	863
2014	13.587164	12.356451	-9.06%	292
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2019	18.038130	23.392535	29.68%	1,998
2018	20.229860	18.038130	-10.83%	977
2017	17.193734	20.229860	17.66%	3,110
2016	14.976866	17.193734	14.80%	6,263
2015	15.272807	14.976866	-1.94%	5,299
2014	13.586872	15.272807	12.41%	718
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
91

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	24.165651	28.717116	18.83%	868
2018	23.244303	24.165651	3.96%	3,714
2017	19.309989	23.244303	20.37%	1,022
2016	20.216434	19.309989	-4.48%	1,669
2015	19.336460	20.216434	4.55%	3,596
2014	15.702605	19.336460	23.14%	4,490
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2019	17.425484	22.636762	29.91%	5,012
2018	20.066003	17.425484	-13.16%	8,422
2017	16.468065	20.066003	21.85%	16,980
2016	14.073079	16.468065	17.02%	15,998
2015	14.637355	14.073079	-3.86%	9,901
2014	13.926732	14.637355	5.10%	6,976
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2019	11.268757	13.379827	18.73%	4,293
2018	13.437529	11.268757	-16.14%	3,376
2017	11.082557	13.437529	21.25%	28,815
2016	11.236509	11.082557	-1.37%	8,881
2015	11.699359	11.236509	-3.96%	24,386
2014	12.789147	11.699359	-8.52%	13,345
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	27.457669	32.263469	17.50%	2,154
2018	26.285486	27.457669	4.46%	3,193
2017	19.407547	26.285486	35.44%	4,351
2016	18.473651	19.407547	5.06%	3,329
2015	15.418929	18.473651	19.81%	5,059
2014	15.316781	15.418929	0.67%	211
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
92

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	14.755642	17.626773	19.46%	130
2018	16.774401	14.755642	-12.03%	228
2017	14.225275	16.774401	17.92%	403
2016	14.230773	14.225275	-0.04%	305
2015	13.510355	14.230773	5.33%	1,317
2014	13.147269	13.510355	2.76%	207
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	28.021345	38.133302	36.09%	8,614
2018	28.684976	28.021345	-2.31%	13,579
2017	22.101847	28.684976	29.79%	6,580
2016	21.092987	22.101847	4.78%	40,016
2015	19.718456	21.092987	6.97%	87,114
2014	16.928781	19.718456	16.48%	165,369
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	9.184831	9.922099	8.03%	5,939
2018	11.565454	9.184831	-20.58%	4,311
2017	11.998459	11.565454	-3.61%	4,745
2016	9.705346	11.998459	23.63%	4,503
2015	12.722760	9.705346	-23.72%	3,440
2014	14.338357	12.722760	-11.27%	3,102
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	18.526807	21.033052	13.53%	0
2018	19.840747	18.526807	-6.62%	393
2017	18.059743	19.840747	9.86%	19
2016	18.844745	18.059743	-4.17%	1,439
2015	18.124566	18.844745	3.97%	2,398
2014	15.253483	18.124566	18.82%	3,749
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
93

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	3.106047	4.513772	45.32%	19,833
2018	3.605818	3.106047	-13.86%	16,330
2017	3.440501	3.605818	4.81%	12,702
2016	2.218025	3.440501	55.12%	51,669
2015	3.318073	2.218025	-33.15%	11,025
2014	4.377846	3.318073	-24.21%	15,750
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2019	14.322369	18.073099	26.19%	210
2018	15.256561	14.322369	-6.12%	153
2017	14.183730	15.256561	7.56%	1,079
2016	13.476400	14.183730	5.25%	5,474
2015	13.493601	13.476400	-0.13%	34,101
2014	10.842267	13.493601	24.45%	30,697
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.456524	2.841724	-17.79%	0
2018	3.333516	3.456524	3.69%	40
2017	3.801064	3.333516	-12.30%	8,728
2016	4.026011	3.801064	-5.59%	40,981
2015	4.109444	4.026011	-2.03%	1,677
2014	5.919044	4.109444	-30.57%	774
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	22.300117	33.249609	49.10%	895
2018	24.954879	22.300117	-10.64%	367
2017	18.492598	24.954879	34.95%	1,788
2016	14.545841	18.492598	27.13%	3,570
2015	15.044184	14.545841	-3.31%	24
2014	11.233438	15.044184	33.92%	4,450
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
94

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.717400	4.496806	-21.35%	0
2018	5.101340	5.717400	12.08%	0
2017	7.101426	5.101340	-28.16%	0
2016	8.516488	7.101426	-16.62%	0
2015	7.671426	8.516488	11.02%	0
2014	7.938678	7.671426	-3.37%	0
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.536528	3.729470	-17.79%	0
2018	3.946465	4.536528	14.95%	6,032
2017	4.994979	3.946465	-20.99%	0
2016	5.331884	4.994979	-6.32%	0
2015	5.566523	5.331884	-4.22%	5,768
2014	5.439412	5.566523	2.34%	0
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.976717	1.415749	-28.38%	18,187
2018	2.044743	1.976717	-3.33%	5,743
2017	2.747616	2.044743	-25.58%	0
2016	3.068680	2.747616	-10.46%	317
2015	3.544960	3.068680	-13.44%	358
2014	4.417090	3.544960	-19.74%	358
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	22.402670	32.378595	44.53%	2,787
2018	23.033108	22.402670	-2.74%	4,426
2017	17.115247	23.033108	34.58%	1,976
2016	15.303577	17.115247	11.84%	5,833
2015	15.012129	15.303577	1.94%	5,147
2014	12.767238	15.012129	17.58%	2,209
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727
95

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	12.499984	14.281531	14.25%	0
2018	14.790756	12.499984	-15.49%	0
2017	15.179775	14.790756	-2.56%	201
2016	12.533966	15.179775	21.11%	561
2015	12.401980	12.533966	1.06%	201
2014	12.387911	12.401980	0.11%	201
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	15.914528	18.729670	17.69%	1,872
2018	16.903539	15.914528	-5.85%	869
2017	15.508454	16.903539	9.00%	1,253
2016	15.626444	15.508454	-0.76%	2,122
2015	16.635452	15.626444	-6.07%	283
2014	12.251832	16.635452	35.78%	854
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	66.619304	119.153223	78.86%	0
2018	74.054305	66.619304	-10.04%	3,305
2017	44.191904	74.054305	67.57%	367
2016	40.867638	44.191904	8.13%	18,699
2015	36.136682	40.867638	13.09%	1,594
2014	26.722974	36.136682	35.23%	573
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.341227	0.168146	-50.72%	0
2018	0.387715	0.341227	-11.99%	0
2017	0.707324	0.387715	-45.19%	0
2016	0.890465	0.707324	-20.57%	0
2015	1.212986	0.890465	-26.59%	8,935
2014	1.896543	1.212986	-36.04%	0
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
96

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	18.458828	22.579330	22.32%	3,507
2018	18.022794	18.458828	2.42%	4,766
2017	16.363119	18.022794	10.14%	2,781
2016	14.283737	16.363119	14.56%	1,436
2015	15.329821	14.283737	-6.82%	1,394
2014	12.232801	15.329821	25.32%	6,658
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2019	7.244625	9.259704	27.81%	10,635
2018	9.005832	7.244625	-19.56%	0
2017	8.042435	9.005832	11.98%	22,115
2016	6.348478	8.042435	26.68%	27,269
2015	6.702970	6.348478	-5.29%	0
2014	6.510686	6.702970	2.95%	2,282
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	11.353623	13.725038	20.89%	379
2018	13.815428	11.353623	-17.82%	2,052
2017	11.428189	13.815428	20.89%	14,630
2016	8.772481	11.428189	30.27%	1,730
2015	10.655192	8.772481	-17.67%	509
2014	10.901224	10.655192	-2.26%	1,442
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	36.972849	45.886565	24.11%	4,688
2018	41.014377	36.972849	-9.85%	2,661
2017	31.829004	41.014377	28.86%	4,669
2016	39.797137	31.829004	-20.02%	8,761
2015	36.854245	39.797137	7.99%	5,142
2014	27.899399	36.854245	32.10%	8,235
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
97

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	2.655613	3.046857	14.73%	161
2018	3.143023	2.655613	-15.51%	3,764
2017	3.023244	3.143023	3.96%	2,820
2016	2.750711	3.023244	9.91%	43,555
2015	4.173926	2.750711	-34.10%	0
2014	6.353664	4.173926	-34.31%	0
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	21.619953	26.328652	21.78%	627
2018	24.714232	21.619953	-12.52%	612
2017	22.259563	24.714232	11.03%	1,488
2016	21.211017	22.259563	4.94%	1,740
2015	20.058780	21.211017	5.74%	28,568
2014	17.890541	20.058780	12.12%	22,918
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	24.751156	36.336094	46.81%	834
2018	28.988248	24.751156	-14.62%	3,604
2017	18.369683	28.988248	57.80%	6,300
2016	14.115895	18.369683	30.13%	4,335
2015	14.804104	14.115895	-4.65%	11,060
2014	12.731735	14.804104	16.28%	23,429
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	16.575674	26.283350	58.57%	4,918
2018	19.074725	16.575674	-13.10%	0
2017	14.619907	19.074725	30.47%	7,905
2016	11.811240	14.619907	23.78%	14,274
2015	11.620180	11.811240	1.64%	41,647
2014	9.433450	11.620180	23.18%	10,966
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
98

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	5.962646	6.340134	6.33%	6,950
2018	8.038358	5.962646	-25.82%	5,316
2017	8.614265	8.038358	-6.69%	8,500
2016	6.586900	8.614265	30.78%	12,344
2015	9.482771	6.586900	-30.54%	7,253
2014	11.705655	9.482771	-18.99%	6,132
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	2.639890	2.626290	-0.52%	350
2018	4.879329	2.639890	-45.90%	350
2017	6.024550	4.879329	-19.01%	1,763
2016	4.914007	6.024550	22.60%	24,144
2015	7.227221	4.914007	-32.01%	19,235
2014	10.274301	7.227221	-29.66%	1,857
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	5.530012	7.070166	27.85%	0
2018	6.856109	5.530012	-19.34%	5,350
2017	5.355326	6.856109	28.02%	20,964
2016	5.697256	5.355326	-6.00%	0
2015	6.166111	5.697256	-7.60%	1,806
2014	7.078122	6.166111	-12.88%	10,708
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	10.207147	13.014029	27.50%	429
2018	11.688707	10.207147	-12.68%	10,401
2017	10.159241	11.688707	15.05%	15,717
2016	8.810669	10.159241	15.31%	10,131
2015	9.217948	8.810669	-4.42%	14,868
2014	8.224990	9.217948	12.07%	1,301
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
99

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	17.973946	20.892702	16.24%	8,894
2018	19.071086	17.973946	-5.75%	77,328
2017	17.474268	19.071086	9.14%	13,066
2016	17.612717	17.474268	-0.79%	49,977
2015	18.642396	17.612717	-5.52%	74,040
2014	13.906603	18.642396	34.05%	114,828
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	24.659681	30.088641	22.02%	4,968
2018	24.466425	24.659681	0.79%	7,167
2017	20.003965	24.466425	22.31%	6,409
2016	22.251750	20.003965	-10.10%	6,085
2015	21.383656	22.251750	4.06%	28,189
2014	17.236879	21.383656	24.06%	44,883
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.514763	13.049055	13.32%	10,570
2018	11.668085	11.514763	-1.31%	0
2017	10.967666	11.668085	6.39%	0
2016	9.870371	10.967666	11.12%	6,371
2015	9.985830	9.870371	-1.16%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	25.763278	32.178313	24.90%	338
2018	26.736157	25.763278	-3.64%	789
2017	20.048402	26.736157	33.36%	5,601
2016	19.282710	20.048402	3.97%	2,421
2015	17.875605	19.282710	7.87%	7,489
2014	17.611796	17.875605	1.50%	1
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
100

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.591984	0.376588	-36.39%	0
2018	0.586266	0.591984	0.98%	0
2017	0.964684	0.586266	-39.23%	0
2016	1.377381	0.964684	-29.96%	55,647
2015	1.504457	1.377381	-8.45%	0
2014	1.931719	1.504457	-22.12%	0
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	3.247952	2.803559	-13.68%	1,674
2018	3.143589	3.247952	3.32%	0
2017	3.465744	3.143589	-9.30%	59,042
2016	3.586836	3.465744	-3.38%	2,034
2015	3.647434	3.586836	-1.66%	546
2014	4.879490	3.647434	-25.25%	10,664
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	2.326164	1.845385	-20.67%	0
2018	2.106977	2.326164	10.40%	0
2017	2.448075	2.106977	-13.93%	0
2016	3.040871	2.448075	-19.49%	0
2015	3.089367	3.040871	-1.57%	0
2014	3.508940	3.089367	-11.96%	0
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	1.524589	1.092574	-28.34%	0
2018	1.575093	1.524589	-3.21%	658,820
2017	2.100001	1.575093	-25.00%	13,690
2016	2.330392	2.100001	-9.89%	0
2015	2.686734	2.330392	-13.26%	0
2014	3.316794	2.686734	-19.00%	9,025
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
101

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	2.141382	1.692240	-20.97%	0
2018	1.935658	2.141382	10.63%	69,958
2017	2.247510	1.935658	-13.88%	11,609
2016	2.832000	2.247510	-20.64%	0
2015	2.841934	2.832000	-0.35%	180,405
2014	3.131895	2.841934	-9.26%	7,110
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	2.756935	2.115703	-23.26%	0
2018	2.663824	2.756935	3.50%	34,053
2017	3.237537	2.663824	-17.72%	9,725
2016	3.695886	3.237537	-12.40%	8,334
2015	3.884839	3.695886	-4.86%	0
2014	4.561764	3.884839	-14.84%	0
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	13.191299	18.257203	38.40%	1,041
2018	17.197621	13.191299	-23.30%	1,041
2017	11.493842	17.197621	49.62%	4,579
2016	10.605817	11.493842	8.37%	1,041
2015	9.512645	10.605817	11.49%	1,767
2014	11.296371	9.512645	-15.79%	0
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	18.744298	24.123718	28.70%	112
2018	21.752011	18.744298	-13.83%	1
2017	18.191650	21.752011	19.57%	405
2016	16.678569	18.191650	9.07%	8,595
2015	16.703190	16.678569	-0.15%	7,159
2014	15.610001	16.703190	7.00%	780
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
102

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	20.262767	27.455301	35.50%	1,013
2018	25.253230	20.262767	-19.76%	1,312
2017	20.717166	25.253230	21.90%	637
2016	16.052352	20.717166	29.06%	1,725
2015	17.063797	16.052352	-5.93%	782
2014	15.313310	17.063797	11.43%	3,236
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	53.797483	96.669001	79.69%	13,952
2018	59.588383	53.797483	-9.72%	5,202
2017	35.316549	59.588383	68.73%	36,478
2016	32.369483	35.316549	9.10%	48,974
2015	28.366798	32.369483	14.11%	254,389
2014	20.864062	28.366798	35.96%	367,802
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	29.473482	40.156298	36.25%	9,982
2018	30.152766	29.473482	-2.25%	12,389
2017	23.099944	30.152766	30.53%	21,182
2016	21.894630	23.099944	5.51%	11,398
2015	20.319154	21.894630	7.75%	84,423
2014	17.379084	20.319154	16.92%	133,953
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
Rydex Variable Trust - Nova Fund - Q/NQ
2019	19.969443	28.833772	44.39%	9,883
2018	22.368933	19.969443	-10.73%	30,718
2017	17.050973	22.368933	31.19%	25,384
2016	14.800874	17.050973	15.20%	115,500
2015	14.975346	14.800874	-1.17%	9,670
2014	12.685244	14.975346	18.05%	28,625
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
103

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	4.675062	7.083279	51.51%	12,349
2018	5.631474	4.675062	-16.98%	11,576
2017	5.282704	5.631474	6.60%	5,284
2016	3.206037	5.282704	64.77%	25,649
2015	4.625237	3.206037	-30.68%	341,832
2014	5.621199	4.625237	-17.72%	90,723
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	13.213519	16.368039	23.87%	15,906
2018	14.323465	13.213519	-7.75%	5,418
2017	13.490390	14.323465	6.18%	1,780
2016	12.302426	13.490390	9.66%	1,704
2015	12.678108	12.302426	-2.96%	18,999
2014	10.524444	12.678108	20.46%	7,969
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	20.098260	24.904836	23.92%	0
2018	20.863608	20.098260	-3.67%	338
2017	18.576053	20.863608	12.31%	0
2016	18.603955	18.576053	-0.15%	0
2015	18.939386	18.603955	-1.77%	831
2014	17.509382	18.939386	8.17%	33,067
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	16.512662	22.251917	34.76%	3,690
2018	20.623145	16.512662	-19.93%	2,797
2017	17.261432	20.623145	19.48%	843
2016	13.295537	17.261432	29.83%	4,053
2015	14.688798	13.295537	-9.49%	1,853
2014	14.148501	14.688798	3.82%	41,168
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
104

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	20.384850	32.979564	61.78%	2,151
2018	24.206308	20.384850	-15.79%	5,371
2017	16.945841	24.206308	42.85%	4,976
2016	14.137718	16.945841	19.86%	20,770
2015	14.441216	14.137718	-2.10%	26,893
2014	11.637405	14.441216	24.09%	59,900
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	23.175856	29.208549	26.03%	32,717
2018	24.670898	23.175856	-6.06%	46,956
2017	19.922177	24.670898	23.84%	35,464
2016	19.509270	19.922177	2.12%	42,963
2015	19.387961	19.509270	0.63%	104,760
2014	17.323968	19.387961	11.91%	120,555
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	16.799914	20.616109	22.72%	36,105
2018	19.468800	16.799914	-13.71%	37,620
2017	16.879137	19.468800	15.34%	27,066
2016	14.442607	16.879137	16.87%	30,713
2015	16.009442	14.442607	-9.79%	48,947
2014	14.495506	16.009442	10.44%	69,177
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	20.653159	23.728856	14.89%	4,609
2018	24.358869	20.653159	-15.21%	6,402
2017	20.603178	24.358869	18.23%	5,778
2016	20.152082	20.603178	2.24%	5,962
2015	19.979532	20.152082	0.86%	7,002
2014	20.386275	19.979532	-2.00%	51,572
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
105

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	15.304206	18.656899	21.91%	5,612
2018	18.974839	15.304206	-19.34%	7,005
2017	16.845627	18.974839	12.64%	5,313
2016	13.128983	16.845627	28.31%	26,570
2015	14.963656	13.128983	-12.26%	3,581
2014	14.084307	14.963656	6.24%	6,969
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	20.533157	23.010952	12.07%	6,341
2018	22.673605	20.533157	-9.44%	25,628
2017	19.620370	22.673605	15.56%	32,120
2016	16.605177	19.620370	18.16%	33,643
2015	16.742690	16.605177	-0.82%	20,057
2014	16.818398	16.742690	-0.45%	23,553
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	13.053563	15.681803	20.13%	4,731
2018	16.510417	13.053563	-20.94%	12,115
2017	16.630969	16.510417	-0.72%	14,539
2016	12.681076	16.630969	31.15%	57,832
2015	14.733738	12.681076	-13.93%	45,493
2014	14.608554	14.733738	0.86%	6,214
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	8.833948	9.199835	4.14%	0
2018	7.935976	8.833948	11.32%	4,417
2017	9.680202	7.935976	-18.02%	0
2016	9.087571	9.680202	6.52%	6,871
2015	8.053440	9.087571	12.84%	38
2014	6.580781	8.053440	22.38%	65,653
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
106

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	20.193161	28.092163	39.12%	7,699
2018	20.592470	20.193161	-1.94%	6,572
2017	15.596323	20.592470	32.03%	10,966
2016	14.104912	15.596323	10.57%	6,706
2015	14.012654	14.104912	0.66%	4,116
2014	12.766731	14.012654	9.76%	27,743
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	8.666761	9.767648	12.70%	0
2018	9.192896	8.666761	-5.72%	5,548
2017	8.723779	9.192896	5.38%	0
2016	7.464145	8.723779	16.88%	0
2015	8.038747	7.464145	-7.15%	0
2014	7.869256	8.038747	2.15%	0
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	16.709392	20.334128	21.69%	0
2018	20.994912	16.709392	-20.41%	0
2017	17.283894	20.994912	21.47%	8,419
2016	15.041485	17.283894	14.91%	11,812
2015	17.586844	15.041485	-14.47%	0
2014	14.386171	17.586844	22.25%	606
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	17.859657	21.159979	18.48%	2,379
2018	17.286802	17.859657	3.31%	1,973
2017	15.641604	17.286802	10.52%	1,165
2016	13.505728	15.641604	15.81%	1,418
2015	14.644914	13.505728	-7.78%	16,973
2014	11.970679	14.644914	22.34%	64,711
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
107

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.482036	5.192849	-5.28%	0
2018	6.231849	5.482036	-12.03%	0
2017	5.246634	6.231849	18.78%	0
2016	5.773173	5.246634	-9.12%	0
2015	6.972644	5.773173	-17.20%	26,413
2014	8.969878	6.972644	-22.27%	1,159
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	11.124717	11.757522	5.69%	31
2018	10.434940	11.124717	6.61%	1,104
2017	10.219930	10.434940	2.10%	2,496
2016	10.021241	10.219930	1.98%	7,263
2015	10.158465	10.021241	-1.35%	10,890
2014	10.066024	10.158465	0.92%	101
2013*	10.000000	10.066024	0.66%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	9.019570	12.458013	38.12%	162
2018	10.861099	9.019570	-16.96%	162
2017*	10.000000	10.861099	8.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.673908	5.205105	11.37%	10,717
2018	6.546235	4.673908	-28.60%	6,726
2017	6.689353	6.546235	-2.14%	7,344
2016	4.675747	6.689353	43.06%	20,044
2015	7.057306	4.675747	-33.75%	8,235
2014	8.763254	7.057306	-19.47%	20,339
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.856559	8.57%	0
108

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	13.502239	15.768479	16.78%	0
2018	14.603190	13.502239	-7.54%	0
2017	12.783037	14.603190	14.24%	0
2016	12.387457	12.783037	3.19%	0
2015	12.377762	12.387457	0.08%	0
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.664038	8.843393	15.39%	0
2018*	10.000000	7.664038	-23.36%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.673806	9.129324	18.97%	0
2018	9.584640	7.673806	-19.94%	0
2017	9.782847	9.584640	-2.03%	0
2016	7.032365	9.782847	39.11%	0
2015	11.466436	7.032365	-38.67%	0
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.382632	15.726326	38.16%	0
2018	13.172376	11.382632	-13.59%	0
2017	10.668980	13.172376	23.46%	0
2016	10.000914	10.668980	6.68%	0
2015	10.257457	10.000914	-2.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.188048	10.961895	7.60%	0
2018	10.611585	10.188048	-3.99%	0
2017	10.359747	10.611585	2.43%	0
2016	10.044530	10.359747	3.14%	0
2015	10.423802	10.044530	-3.64%	0
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.367698	13.921129	22.46%	0
2018	12.355036	11.367698	-7.99%	0
2017	10.378498	12.355036	19.04%	0
2016	9.256136	10.378498	12.13%	0
2015*	10.000000	9.256136	-7.44%	0
109

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	10.772325	13.520322	25.51%	0
2018	12.002188	10.772325	-10.25%	0
2017	11.170416	12.002188	7.45%	0
2016	9.383880	11.170416	19.04%	0
2015*	10.000000	9.383880	-6.16%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	9.987142	11.605781	16.21%	0
2018	10.899176	9.987142	-8.37%	0
2017	9.792534	10.899176	11.30%	0
2016	9.549718	9.792534	2.54%	0
2015	9.842138	9.549718	-2.97%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	12.579397	16.311649	29.67%	0
2018	14.275753	12.579397	-11.88%	0
2017	11.501497	14.275753	24.12%	0
2016	11.429619	11.501497	0.63%	0
2015	11.570648	11.429619	-1.22%	0
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.886106	10.660924	7.84%	0
2018	10.079556	9.886106	-1.92%	0
2017	9.884727	10.079556	1.97%	0
2016*	10.000000	9.884727	-1.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.500350	12.576082	19.77%	0
2018	11.209360	10.500350	-6.33%	0
2017	9.889192	11.209360	13.35%	0
2016	9.428186	9.889192	4.89%	0
2015	9.938812	9.428186	-5.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.732746	14.775227	25.93%	0
2018	12.827367	11.732746	-8.53%	0
2017	11.144888	12.827367	15.10%	0
2016*	10.000000	11.144888	11.45%	0
110

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.877904	14.982456	16.34%	0
2018	14.104108	12.877904	-8.69%	0
2017	12.554004	14.104108	12.35%	0
2016	12.240311	12.554004	2.56%	0
2015	12.514257	12.240311	-2.19%	0
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.310291	13.393306	18.42%	0
2018	13.578297	11.310291	-16.70%	0
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.687396	11.152544	15.12%	0
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.156344	5.435299	5.41%	0
2018	5.908051	5.156344	-12.72%	0
2017	5.890277	5.908051	0.30%	0
2016	5.321902	5.890277	10.68%	0
2015	7.191421	5.321902	-26.00%	0
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.411939	11.015200	5.79%	0
2018	10.548153	10.411939	-1.29%	0
2017	10.320626	10.548153	2.20%	0
2016	9.587913	10.320626	7.64%	0
2015*	10.000000	9.587913	-4.12%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.250651	10.531396	27.64%	0
2018*	10.000000	8.250651	-17.49%	0
111

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	12.609868	14.702631	16.60%	0
2018	13.523126	12.609868	-6.75%	0
2017	12.033203	13.523126	12.38%	0
2016	11.842675	12.033203	1.61%	0
2015	11.993737	11.842675	-1.26%	0
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.081412	13.588665	22.63%	0
2018	11.738041	11.081412	-5.59%	0
2017	10.231308	11.738041	14.73%	0
2016	9.679693	10.231308	5.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	10.859968	13.638144	25.58%	0
2018	12.018698	10.859968	-9.64%	0
2017	10.798269	12.018698	11.30%	0
2016	9.284800	10.798269	16.30%	0
2015*	10.000000	9.284800	-7.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.648662	14.924760	28.12%	0
2018	12.984545	11.648662	-10.29%	0
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.377591	17.707777	32.37%	0
2018	13.599765	13.377591	-1.63%	0
2017	10.209776	13.599765	33.20%	0
2016	10.276919	10.209776	-0.65%	0
2015*	10.000000	10.276919	2.77%	1,150
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.346691	11.732321	13.39%	0
2018	10.867200	10.346691	-4.79%	0
2017	10.287606	10.867200	5.63%	0
2016	9.119990	10.287606	12.80%	4,191
2015*	10.000000	9.119990	-8.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.052774	10.866184	8.09%	0
2018	10.256283	10.052774	-1.98%	0
2017	9.982044	10.256283	2.75%	0
2016*	10.000000	9.982044	-0.18%	0
112

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.286611	12.495548	21.47%	0
2018	11.130747	10.286611	-7.58%	0
2017	10.856120	11.130747	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.427266	11.399895	9.33%	0
2018	10.861196	10.427266	-4.00%	0
2017	10.221507	10.861196	6.26%	0
2016	9.577442	10.221507	6.72%	0
2015	9.885143	9.577442	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	14.695692	17.402769	18.42%	0
2018	16.463740	14.695692	-10.74%	0
2017	14.880646	16.463740	10.64%	0
2016	13.306952	14.880646	11.83%	0
2015	14.360848	13.306952	-7.34%	0
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.567847	13.264409	14.67%	0
2018	12.235773	11.567847	-5.46%	0
2017	11.291715	12.235773	8.36%	0
2016	10.022930	11.291715	12.66%	0
2015	10.914629	10.022930	-8.17%	0
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	11.858471	14.571191	22.88%	0
2018	13.519981	11.858471	-12.29%	0
2017	12.600358	13.519981	7.30%	0
2016	11.368731	12.600358	10.83%	0
2015	11.942745	11.368731	-4.81%	0
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.710609	9.787213	0.79%	0
2018	9.642349	9.710609	0.71%	0
2017	9.574759	9.642349	0.71%	0
2016	9.414108	9.574759	1.71%	0
2015*	10.000000	9.414108	-5.86%	0
113

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.683716	11.815479	10.59%	0
2018	11.304335	10.683716	-5.49%	0
2017	10.115012	11.304335	11.76%	0
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	9.792466	9.854296	0.63%	0
2018	9.778301	9.792466	0.14%	0
2017	9.774018	9.778301	0.04%	0
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.412157	10.119573	7.52%	0
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.178099	6.600951	6.84%	0
2018	6.874121	6.178099	-10.13%	0
2017	6.399992	6.874121	7.41%	0
2016	7.599627	6.399992	-15.79%	0
2015	7.812881	7.599627	-2.73%	0
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	14.292356	14.902901	4.27%	0
2018	16.616402	14.292356	-13.99%	0
2017	14.642769	16.616402	13.48%	0
2016	14.723688	14.642769	-0.55%	0
2015	14.717067	14.723688	0.04%	0
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
114

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.921618	9.256454	3.75%	0
2018	9.513341	8.921618	-6.22%	0
2017	9.287308	9.513341	2.43%	0
2016	9.445487	9.287308	-1.67%	0
2015	9.386671	9.445487	0.63%	0
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.000750	11.695162	6.31%	0
2018	11.225374	11.000750	-2.00%	0
2017	10.981131	11.225374	2.22%	0
2016	10.237510	10.981131	7.26%	0
2015	10.286912	10.237510	-0.48%	0
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	10.879322	12.348466	13.50%	0
2018	11.804424	10.879322	-7.84%	0
2017	10.877901	11.804424	8.52%	0
2016	9.872748	10.877901	10.18%	0
2015	10.452615	9.872748	-5.55%	0
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.428886	17.441005	29.88%	291
2018	15.695011	13.428886	-14.44%	919
2017	11.652796	15.695011	34.69%	1,595
2016	11.812488	11.652796	-1.35%	0
2015	11.532453	11.812488	2.43%	0
2014	11.437371	11.532453	0.83%	0
2013*	10.000000	11.437371	14.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.419233	14.942428	20.32%	0
2018	13.293985	12.419233	-6.58%	0
2017	11.376233	13.293985	16.86%	0
2016	11.817525	11.376233	-3.73%	0
2015	13.050322	11.817525	-9.45%	0
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
115

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.888554	10.375106	16.72%	0
2018	11.047137	8.888554	-19.54%	0
2017	8.746952	11.047137	26.30%	0
2016	7.329770	8.746952	19.33%	0
2015	9.280029	7.329770	-21.02%	0
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.464686	11.788017	12.65%	0
2018	11.052702	10.464686	-5.32%	0
2017	10.317153	11.052702	7.13%	0
2016	9.051967	10.317153	13.98%	0
2015	9.754861	9.051967	-7.21%	0
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.235376	10.963007	7.11%	0
2018	10.467832	10.235376	-2.22%	0
2017	10.200503	10.467832	2.62%	0
2016	9.901953	10.200503	3.02%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.608355	13.995943	20.57%	0
2018	12.062466	11.608355	-3.76%	0
2017	10.939172	12.062466	10.27%	0
2016*	10.000000	10.939172	9.39%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	11.712234	13.226617	12.93%	0
2018	12.453351	11.712234	-5.95%	0
2017	11.397693	12.453351	9.26%	0
2016	10.884701	11.397693	4.71%	0
2015	11.298316	10.884701	-3.66%	0
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.685792	13.181504	12.80%	0
2018	12.724936	11.685792	-8.17%	0
2017	11.752553	12.724936	8.27%	0
2016	10.756770	11.752553	9.26%	0
2015	11.016900	10.756770	-2.36%	0
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
116

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.384092	13.118509	26.33%	0
2018	11.411169	10.384092	-9.00%	0
2017	10.262083	11.411169	11.20%	0
2016	9.034220	10.262083	13.59%	0
2015	10.618363	9.034220	-14.92%	0
2014*	10.000000	10.618363	6.18%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	11.857545	13.830480	16.64%	0
2018	13.074522	11.857545	-9.31%	0
2017	12.061982	13.074522	8.39%	0
2016	11.838418	12.061982	1.89%	0
2015	12.154568	11.838418	-2.60%	0
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	11.710870	13.623146	16.33%	0
2018	12.698134	11.710870	-7.77%	0
2017	11.082587	12.698134	14.58%	0
2016	10.632697	11.082587	4.23%	0
2015	11.513648	10.632697	-7.65%	0
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.557826	18.565649	19.33%	0
2018	16.573022	15.557826	-6.13%	0
2017	14.485967	16.573022	14.41%	0
2016	13.450897	14.485967	7.70%	0
2015	13.481594	13.450897	-0.23%	0
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.270650	11.077783	7.86%	0
2018	10.645724	10.270650	-3.52%	0
2017	10.133103	10.645724	5.06%	0
2016	9.439625	10.133103	7.35%	0
2015	9.838641	9.439625	-4.06%	0
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0
117

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.993946	11.349712	13.57%	0
2018	11.052242	9.993946	-9.58%	0
2017	9.445019	11.052242	17.02%	0
2016	9.283281	9.445019	1.74%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.101536	10.637606	5.31%	0
2018*	10.000000	10.101536	1.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	10.807715	12.252038	13.36%	0
2018	11.277932	10.807715	-4.17%	0
2017	10.692077	11.277932	5.48%	0
2016	9.479622	10.692077	12.79%	0
2015	9.851622	9.479622	-3.78%	0
2014*	10.000000	9.851622	-1.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.745644	16.129541	26.55%	0
2018	13.581413	12.745644	-6.15%	0
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	12.806921	16.808272	31.24%	0
2018	15.556615	12.806921	-17.68%	0
2017	12.542226	15.556615	24.03%	0
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.072677	17.978560	27.76%	0
2018	14.244980	14.072677	-1.21%	0
2017	11.962408	14.244980	19.08%	0
2016	10.869379	11.962408	10.06%	0
2015	10.899442	10.869379	-0.28%	0
2014*	10.000000	10.899442	8.99%	0
118

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	16.347562	20.021323	22.47%	0
2018	18.539393	16.347562	-11.82%	0
2017	15.662882	18.539393	18.37%	0
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.750279	15.783271	14.79%	0
2018	14.843492	13.750279	-7.36%	0
2017	13.407486	14.843492	10.71%	0
2016	12.788723	13.407486	4.84%	0
2015	13.082643	12.788723	-2.25%	0
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	15.094508	17.931905	18.80%	0
2018	16.636369	15.094508	-9.27%	0
2017	14.539776	16.636369	14.42%	0
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.884763	12.995104	9.34%	0
2018	12.351681	11.884763	-3.78%	0
2017	11.753924	12.351681	5.09%	0
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
119

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.672474	12.005094	12.49%	0
2018	11.617487	10.672474	-8.13%	0
2017	10.245381	11.617487	13.39%	0
2016	9.823628	10.245381	4.29%	0
2015	10.389036	9.823628	-5.44%	0
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.889880	12.417762	14.03%	0
2018	11.861890	10.889880	-8.19%	0
2017	10.192250	11.861890	16.38%	0
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	14.456363	16.874448	16.73%	0
2018	15.748971	14.456363	-8.21%	0
2017	13.986007	15.748971	12.61%	0
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	15.560279	18.791258	20.76%	0
2018	17.404324	15.560279	-10.60%	0
2017	14.919300	17.404324	16.66%	0
2016	14.034601	14.919300	6.30%	0
2015	14.422503	14.034601	-2.69%	0
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
120

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.187724	14.892894	12.93%	0
2018	14.016420	13.187724	-5.91%	0
2017	12.909971	14.016420	8.57%	0
2016	12.326993	12.909971	4.73%	0
2015	12.611036	12.326993	-2.25%	0
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.105490	10.822575	7.10%	0
2018	10.266292	10.105490	-1.57%	0
2017	10.076167	10.266292	1.89%	0
2016	9.972667	10.076167	1.04%	0
2015	10.079497	9.972667	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	10.916212	11.819915	8.28%	0
2018	11.212511	10.916212	-2.64%	0
2017	10.936360	11.212511	2.53%	0
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.110297	15.513253	18.33%	0
2018	14.775396	13.110297	-11.27%	0
2017	12.685565	14.775396	16.47%	0
2016	11.526641	12.685565	10.05%	0
2015	12.047205	11.526641	-4.32%	0
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.426357	14.427389	16.10%	0
2018	13.644934	12.426357	-8.93%	0
2017	12.132091	13.644934	12.47%	0
2016	11.289084	12.132091	7.47%	0
2015	11.631080	11.289084	-2.94%	0
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0
121

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	9.737060	11.827635	21.47%	0
2018	11.934662	9.737060	-18.41%	0
2017	8.536326	11.934662	39.81%	0
2016	8.020780	8.536326	6.43%	0
2015	9.664087	8.020780	-17.00%	0
2014*	10.000000	9.664087	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.953170	10.450345	5.00%	0
2018	10.079567	9.953170	-1.25%	0
2017	9.993361	10.079567	0.86%	0
2016	10.039942	9.993361	-0.46%	0
2015	10.172941	10.039942	-1.31%	0
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.086240	9.114349	0.31%	0
2018	9.093772	9.086240	-0.08%	0
2017	9.184080	9.093772	-0.98%	0
2016	9.295130	9.184080	-1.19%	0
2015	9.408030	9.295130	-1.20%	0
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	9.978025	12.004357	20.31%	0
2018	11.718082	9.978025	-14.85%	0
2017	9.496694	11.718082	23.39%	0
2016	9.523839	9.496694	-0.29%	0
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.548775	14.118057	22.25%	0
2018	12.825510	11.548775	-9.95%	0
2017	10.960824	12.825510	17.01%	0
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	10.974032	12.505690	13.96%	0
2018	11.674198	10.974032	-6.00%	0
2017	10.632160	11.674198	9.80%	0
2016	10.122933	10.632160	5.03%	0
2015	10.263715	10.122933	-1.37%	0
2014*	10.000000	10.263715	2.64%	0
122

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.338472	13.436227	18.50%	0
2018	12.270946	11.338472	-7.60%	0
2017	10.817639	12.270946	13.43%	0
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.510813	11.374652	8.22%	0
2018	10.834562	10.510813	-2.99%	0
2017	10.376152	10.834562	4.42%	0
2016	10.072376	10.376152	3.02%	0
2015	10.167793	10.072376	-0.94%	0
2014*	10.000000	10.167793	1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.895025	12.163465	11.64%	0
2018	11.685454	10.895025	-6.76%	0
2017	10.371750	11.685454	12.67%	0
2016	9.930575	10.371750	4.44%	0
2015	10.387878	9.930575	-4.40%	0
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.163552	12.711414	13.87%	0
2018	12.028106	11.163552	-7.19%	0
2017	10.408250	12.028106	15.56%	0
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.193175	13.021256	16.33%	0
2018	12.012162	11.193175	-6.82%	0
2017	10.765958	12.012162	11.58%	0
2016	10.169928	10.765958	5.86%	0
2015	10.328017	10.169928	-1.53%	0
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.413737	13.738278	20.37%	0
2018	12.520549	11.413737	-8.84%	0
2017	10.860772	12.520549	15.28%	0
2016	10.132914	10.860772	7.18%	0
2015	10.331382	10.132914	-1.92%	0
2014*	10.000000	10.331382	3.31%	0
123

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.860026	12.176407	12.12%	0
2018	11.418796	10.860026	-4.89%	0
2017	10.582345	11.418796	7.90%	0
2016	10.132674	10.582345	4.44%	0
2015	10.258877	10.132674	-1.23%	0
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.480691	4.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.781750	7.82%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	21.506180	27.669020	28.66%	0
2018	22.523500	21.506180	-4.52%	0
2017	17.551943	22.523500	28.32%	0
2016	17.417919	17.551943	0.77%	0
2015	17.094490	17.417919	1.89%	0
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.254113	16.626967	35.68%	0
2018	12.597883	12.254113	-2.73%	0
2017	10.034332	12.597883	25.55%	0
2016	9.829111	10.034332	2.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.608945	14.411775	24.14%	0
2018	13.260332	11.608945	-12.45%	0
2017	11.591844	13.260332	14.39%	0
2016	9.753353	11.591844	18.85%	0
2015	10.128501	9.753353	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.647449	9.932659	14.86%	0
2018	10.588686	8.647449	-18.33%	0
2017	8.746016	10.588686	21.07%	0
2016	8.431925	8.746016	3.73%	0
2015	9.016324	8.431925	-6.48%	0
2014*	10.000000	9.016324	-9.84%	0
124

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	17.339728	21.431432	23.60%	0
2018	19.898235	17.339728	-12.86%	0
2017	17.610133	19.898235	12.99%	0
2016	15.359002	17.610133	14.66%	985
2015	16.098771	15.359002	-4.60%	0
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.963073	24.426809	22.36%	0
2018	23.267888	19.963073	-14.20%	0
2017	20.686875	23.267888	12.48%	0
2016	17.804900	20.686875	16.19%	822
2015	18.556628	17.804900	-4.05%	0
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.212830	17.716296	34.08%	0
2018	14.527728	13.212830	-9.05%	0
2017	11.769960	14.527728	23.43%	0
2016	10.999069	11.769960	7.01%	0
2015	11.049126	10.999069	-0.45%	0
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	10.984227	12.914448	17.57%	0
2018	13.388152	10.984227	-17.96%	0
2017	12.424261	13.388152	7.76%	0
2016	9.985291	12.424261	24.43%	0
2015	10.754250	9.985291	-7.15%	0
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	11.910006	14.785128	24.14%	326
2018	13.798869	11.910006	-13.69%	1,029
2017	12.306192	13.798869	12.13%	1,785
2016	10.140055	12.306192	21.36%	0
2015	10.433834	10.140055	-2.82%	0
2014*	10.000000	10.433834	4.34%	0
125

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.627531	14.985552	28.88%	0
2018	12.267224	11.627531	-5.21%	0
2017	11.697236	12.267224	4.87%	0
2016	11.046149	11.697236	5.89%	0
2015	11.851136	11.046149	-6.79%	1,416
2014	9.326948	11.851136	27.06%	2,876
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	12.620631	16.354143	29.58%	0
2018	13.393325	12.620631	-5.77%	0
2017	11.154094	13.393325	20.08%	0
2016	10.109877	11.154094	10.33%	0
2015	10.115026	10.109877	-0.05%	1,159
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.973644	10.256715	2.84%	0
2018	10.013302	9.973644	-0.40%	0
2017	9.977035	10.013302	0.36%	0
2016	9.852388	9.977035	1.27%	0
2015	10.006180	9.852388	-1.54%	0
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.327253	13.984692	23.46%	0
2018	12.932617	11.327253	-12.41%	0
2017	11.463596	12.932617	12.81%	0
2016	9.599056	11.463596	19.42%	0
2015	10.214298	9.599056	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	20.133851	27.220174	35.20%	0
2018	21.925052	20.133851	-8.17%	0
2017	17.401280	21.925052	26.00%	0
2016	16.606450	17.401280	4.79%	0
2015	16.866452	16.606450	-1.54%	0
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	8.977061	10.222747	13.88%	0
2018	9.747846	8.977061	-7.91%	0
2017	9.248013	9.747846	5.40%	0
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0
126

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	9.705467	11.017329	13.52%	0
2018	10.751919	9.705467	-9.73%	0
2017	9.861492	10.751919	9.03%	0
2016	9.138791	9.861492	7.91%	0
2015	9.983765	9.138791	-8.46%	0
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	9.772910	9.940910	1.72%	0
2018	10.532520	9.772910	-7.21%	0
2017	10.362863	10.532520	1.64%	2,225
2016	9.265987	10.362863	11.84%	0
2015	9.689517	9.265987	-4.37%	0
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	9.883815	10.519301	6.43%	0
2018	10.347334	9.883815	-4.48%	0
2017	10.255718	10.347334	0.89%	0
2016	9.945214	10.255718	3.12%	0
2015	10.324988	9.945214	-3.68%	0
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.127560	12.285128	10.40%	0
2018	11.912312	11.127560	-6.59%	0
2017	10.633932	11.912312	12.02%	0
2016	9.532555	10.633932	11.55%	0
2015	10.624507	9.532555	-10.28%	0
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.615201	6.177557	10.01%	0
2018	6.624621	5.615201	-15.24%	0
2017	6.570352	6.624621	0.83%	0
2016	5.788984	6.570352	13.50%	0
2015	7.882107	5.788984	-26.56%	0
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
127

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.474648	10.849165	3.58%	0
2018	10.505249	10.474648	-0.29%	0
2017	10.135276	10.505249	3.65%	0
2016	9.803836	10.135276	3.38%	0
2015	10.103549	9.803836	-2.97%	0
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	13.114278	14.855419	13.28%	0
2018	13.947459	13.114278	-5.97%	0
2017	12.858785	13.947459	8.47%	0
2016	11.495604	12.858785	11.86%	0
2015	11.917091	11.495604	-3.54%	0
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.980590	11.501847	4.75%	0
2018	11.612911	10.980590	-5.44%	0
2017	10.830677	11.612911	7.22%	0
2016	10.546101	10.830677	2.70%	0
2015	11.134461	10.546101	-5.28%	0
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	14.142178	16.014177	13.24%	0
2018	14.719934	14.142178	-3.92%	0
2017	13.986993	14.719934	5.24%	0
2016	12.599825	13.986993	11.01%	0
2015	12.982527	12.599825	-2.95%	0
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.290482	11.027078	7.16%	0
2018	10.386422	10.290482	-0.92%	0
2017*	10.000000	10.386422	3.86%	0
128

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.184011	10.756284	5.62%	0
2018	10.104689	10.184011	0.79%	0
2017*	10.000000	10.104689	1.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.735100	11.339984	5.63%	0
2018	11.327637	10.735100	-5.23%	0
2017	10.353429	11.327637	9.41%	0
2016	10.183174	10.353429	1.67%	0
2015	11.103573	10.183174	-8.29%	0
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.893355	10.158162	2.68%	0
2018	9.990485	9.893355	-0.97%	0
2017	9.986440	9.990485	0.04%	0
2016	9.977196	9.986440	0.09%	0
2015	10.077336	9.977196	-0.99%	0
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.017641	11.783193	6.95%	0
2018	11.223467	11.017641	-1.83%	0
2017	10.837366	11.223467	3.56%	0
2016	10.692397	10.837366	1.36%	0
2015	10.786061	10.692397	-0.87%	0
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	13.913303	15.709951	12.91%	0
2018	14.664950	13.913303	-5.13%	0
2017	13.869098	14.664950	5.74%	0
2016	12.336885	13.869098	12.42%	0
2015	13.039018	12.336885	-5.38%	0
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
129

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	14.850025	16.495691	11.08%	0
2018	15.123874	14.850025	-1.81%	0
2017	14.606792	15.123874	3.54%	0
2016	13.563010	14.606792	7.70%	0
2015	13.706619	13.563010	-1.05%	0
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	9.508306	11.865403	24.79%	0
2018	11.823033	9.508306	-19.58%	0
2017	9.005469	11.823033	31.29%	0
2016	9.056593	9.005469	-0.56%	0
2015	10.115383	9.056593	-10.47%	0
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2019	16.015203	21.586881	34.79%	232
2018	19.744576	16.015203	-18.89%	733
2017	16.947046	19.744576	16.51%	1,272
2016	13.919059	16.947046	21.75%	0
2015	14.149392	13.919059	-1.63%	830
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	9.576734	11.138310	16.31%	0
2018	11.772580	9.576734	-18.65%	0
2017	9.690513	11.772580	21.49%	0
2016	8.277349	9.690513	17.07%	0
2015	9.732954	8.277349	-14.96%	1,374
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
130

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.753976	2.096550	-23.87%	0
2018	2.679018	2.753976	2.80%	0
2017	3.305310	2.679018	-18.95%	0
2016	3.847588	3.305310	-14.09%	0
2015	4.095977	3.847588	-6.06%	0
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	26.380970	30.353729	15.06%	0
2018	28.635538	26.380970	-7.87%	0
2017	23.650926	28.635538	21.08%	0
2016	28.321042	23.650926	-16.49%	0
2015	27.749137	28.321042	2.06%	0
2014	21.650220	27.749137	28.17%	418
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2019	18.977202	24.164602	27.33%	0
2018	20.467146	18.977202	-7.28%	0
2017	17.357694	20.467146	17.91%	0
2016	16.020321	17.357694	8.35%	0
2015	16.289514	16.020321	-1.65%	0
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.086584	18.864740	25.04%	0
2018	17.924057	15.086584	-15.83%	0
2017	15.767441	17.924057	13.68%	0
2016	15.412368	15.767441	2.30%	0
2015	14.976080	15.412368	2.91%	841
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
131

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	22.108334	27.224940	23.14%	0
2018	22.241494	22.108334	-0.60%	0
2017	19.017816	22.241494	16.95%	0
2016	18.474974	19.017816	2.94%	0
2015	17.861744	18.474974	3.43%	0
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.015143	9.838082	22.74%	0
2018	9.575040	8.015143	-16.29%	0
2017	7.272344	9.575040	31.66%	0
2016	6.630451	7.272344	9.68%	0
2015	8.121093	6.630451	-18.36%	5,483
2014	8.510837	8.121093	-4.58%	5,483
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.226059	13.064259	16.37%	0
2018	13.232860	11.226059	-15.17%	0
2017	11.187837	13.232860	18.28%	0
2016	10.503119	11.187837	6.52%	0
2015	11.928215	10.503119	-11.95%	0
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2019	17.022146	21.908730	28.71%	0
2018	19.236235	17.022146	-11.51%	0
2017	16.472910	19.236235	16.77%	0
2016	14.457585	16.472910	13.94%	0
2015	14.855205	14.457585	-2.68%	0
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
132

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	22.804846	26.895807	17.94%	0
2018	22.102896	22.804846	3.18%	0
2017	18.500701	22.102896	19.47%	0
2016	19.515808	18.500701	-5.20%	1,137
2015	18.808055	19.515808	3.76%	0
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2019	16.444014	21.200840	28.93%	0
2018	19.080507	16.444014	-13.82%	0
2017	15.777724	19.080507	20.93%	0
2016	13.585165	15.777724	16.14%	0
2015	14.237151	13.585165	-4.58%	852
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2019	10.553983	12.436747	17.84%	0
2018	12.681350	10.553983	-16.78%	0
2017	10.538021	12.681350	20.34%	0
2016	10.765287	10.538021	-2.11%	0
2015	11.293871	10.765287	-4.68%	0
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	25.911345	30.217120	16.62%	0
2018	24.994607	25.911345	3.67%	0
2017	18.594001	24.994607	34.42%	0
2016	17.833205	18.594001	4.27%	0
2015	14.997356	17.833205	18.91%	646
2014	15.011129	14.997356	-0.09%	0
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
133

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	13.819887	16.384597	18.56%	0
2018	15.830643	13.819887	-12.70%	0
2017	13.526506	15.830643	17.03%	0
2016	13.634124	13.526506	-0.79%	0
2015	13.042135	13.634124	4.54%	0
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	26.245106	35.447134	35.06%	0
2018	27.071832	26.245106	-3.05%	0
2017	21.016650	27.071832	28.81%	0
2016	20.209102	21.016650	4.00%	0
2015	19.035550	20.209102	6.17%	0
2014	16.466494	19.035550	15.60%	0
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	8.602114	9.222639	7.21%	0
2018	10.914463	8.602114	-21.19%	0
2017	11.408803	10.914463	-4.33%	0
2016	9.298262	11.408803	22.70%	0
2015	12.281811	9.298262	-24.29%	0
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	17.483398	19.698928	12.67%	0
2018	18.866398	17.483398	-7.33%	0
2017	17.302819	18.866398	9.04%	0
2016	18.191630	17.302819	-4.89%	0
2015	17.629248	18.191630	3.19%	0
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
134

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	2.930920	4.227205	44.23%	0
2018	3.428518	2.930920	-14.51%	0
2017	3.296077	3.428518	4.02%	0
2016	2.140977	3.296077	53.95%	0
2015	3.227211	2.140977	-33.66%	2,127
2014	4.290381	3.227211	-24.78%	4,355
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2019	13.515847	16.926911	25.24%	0
2018	14.507415	13.515847	-6.83%	0
2017	13.589294	14.507415	6.76%	0
2016	13.009264	13.589294	4.46%	0
2015	13.124736	13.009264	-0.88%	0
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.237170	2.641318	-18.41%	0
2018	3.145794	3.237170	2.90%	0
2017	3.614183	3.145794	-12.96%	0
2016	3.857063	3.614183	-6.30%	0
2015	3.966880	3.857063	-2.77%	0
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	21.044271	31.140878	47.98%	0
2018	23.729395	21.044271	-11.32%	0
2017	17.717394	23.729395	33.93%	0
2016	14.041480	17.717394	26.18%	0
2015	14.632810	14.041480	-4.04%	0
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
135

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.354752	4.179830	-21.94%	0
2018	4.814204	5.354752	11.23%	0
2017	6.752569	4.814204	-28.71%	0
2016	8.159501	6.752569	-17.24%	0
2015	7.405602	8.159501	10.18%	0
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.248772	3.466583	-18.41%	0
2018	3.724333	4.248772	14.08%	0
2017	4.749554	3.724333	-21.59%	0
2016	5.108307	4.749554	-7.02%	0
2015	5.373588	5.108307	-4.94%	0
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.851271	1.315901	-28.92%	0
2018	1.929584	1.851271	-4.06%	0
2017	2.612532	1.929584	-26.14%	0
2016	2.939920	2.612532	-11.14%	0
2015	3.422000	2.939920	-14.09%	0
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	21.141377	30.325587	43.44%	205
2018	21.902315	21.141377	-3.47%	649
2017	16.398036	21.902315	33.57%	1,126
2016	14.773225	16.398036	11.00%	0
2015	14.601877	14.773225	1.17%	740
2014	12.512544	14.601877	16.70%	1,504
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
136

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	11.795987	13.375681	13.39%	0
2018	14.064397	11.795987	-16.13%	0
2017	14.543571	14.064397	-3.29%	0
2016	12.099461	14.543571	20.20%	0
2015	12.062888	12.099461	0.30%	0
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	14.905314	17.409782	16.80%	0
2018	15.952449	14.905314	-6.56%	0
2017	14.746660	15.952449	8.18%	0
2016	14.971336	14.746660	-1.50%	0
2015	16.059035	14.971336	-6.77%	0
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	62.397602	110.762239	77.51%	0
2018	69.891615	62.397602	-10.72%	0
2017	42.022870	69.891615	66.32%	0
2016	39.155776	42.022870	7.32%	0
2015	34.885720	39.155776	12.24%	0
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.319550	0.156268	-51.10%	0
2018	0.365858	0.319550	-12.66%	0
2017	0.672506	0.365858	-45.60%	0
2016	0.853063	0.672506	-21.17%	0
2015	1.170877	0.853063	-27.14%	0
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
137

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	17.419449	21.147396	21.40%	0
2018	17.137832	17.419449	1.64%	0
2017	15.677400	17.137832	9.32%	0
2016	13.788611	15.677400	13.70%	0
2015	14.910767	13.788611	-7.53%	0
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2019	9.052518	11.483323	26.85%	0
2018	11.339213	9.052518	-20.17%	0
2017	10.202812	11.339213	11.14%	0
2016	8.114790	10.202812	25.73%	0
2015	8.632978	8.114790	-6.00%	0
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	22.978830	27.569118	19.98%	0
2018	28.175005	22.978830	-18.44%	0
2017	23.482741	28.175005	19.98%	0
2016	18.162157	23.482741	29.29%	0
2015	22.227748	18.162157	-18.29%	0
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	29.673540	36.550057	23.17%	0
2018	33.168747	29.673540	-10.54%	0
2017	25.935192	33.168747	27.89%	0
2016	32.673514	25.935192	-20.62%	0
2015	30.487155	32.673514	7.17%	405
2014	23.254371	30.487155	31.10%	405
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
138

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	1.901981	2.165765	13.87%	0
2018	2.268274	1.901981	-16.15%	0
2017	2.198342	2.268274	3.18%	0
2016	2.015322	2.198342	9.08%	0
2015	3.081340	2.015322	-34.60%	0
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	30.691774	37.094764	20.86%	0
2018	35.352460	30.691774	-13.18%	0
2017	32.082098	35.352460	10.19%	0
2016	30.802188	32.082098	4.16%	0
2015	29.350002	30.802188	4.95%	0
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	33.363417	48.610347	45.70%	118
2018	39.373547	33.363417	-15.26%	374
2017	25.139312	39.373547	56.62%	649
2016	19.464016	25.139312	29.16%	0
2015	20.567932	19.464016	-5.37%	597
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	15.783505	24.838822	57.37%	0
2018	18.301830	15.783505	-13.76%	0
2017	14.133555	18.301830	29.49%	0
2016	11.504686	14.133555	22.85%	0
2015	11.404513	11.504686	0.88%	0
2014	9.328624	11.404513	22.25%	0
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
139

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	13.474180	14.219347	5.53%	0
2018	18.303638	13.474180	-26.39%	0
2017	19.763479	18.303638	-7.39%	0
2016	15.226612	19.763479	29.80%	0
2015	22.087723	15.226612	-31.06%	0
2014	27.472789	22.087723	-19.60%	0
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	7.644542	7.547966	-1.26%	0
2018	14.237620	7.644542	-46.31%	0
2017	17.712426	14.237620	-19.62%	0
2016	14.556830	17.712426	21.68%	1,351
2015	21.572235	14.556830	-32.52%	0
2014	30.900757	21.572235	-30.19%	0
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	9.323619	11.830537	26.89%	0
2018	11.647757	9.323619	-19.95%	0
2017	9.166912	11.647757	27.06%	0
2016	9.826064	9.166912	-6.71%	0
2015	10.715496	9.826064	-8.30%	0
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	12.876946	16.294358	26.54%	0
2018	14.858664	12.876946	-13.34%	0
2017	13.012111	14.858664	14.19%	0
2016	11.370239	13.012111	14.44%	0
2015	11.986155	11.370239	-5.14%	1,353
2014	10.776154	11.986155	11.23%	2,771
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
140

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	19.678076	22.701241	15.36%	0
2018	21.038605	19.678076	-6.47%	0
2017	19.422981	21.038605	8.32%	0
2016	19.725072	19.422981	-1.53%	0
2015	21.036730	19.725072	-6.24%	0
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	27.279595	33.034556	21.10%	165
2018	27.272521	27.279595	0.03%	522
2017	22.466954	27.272521	21.39%	906
2016	25.180762	22.466954	-10.78%	0
2015	24.382111	25.180762	3.28%	479
2014	19.802944	24.382111	23.12%	1,200
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.159881	12.551626	12.47%	0
2018	11.394803	11.159881	-2.06%	0
2017	10.791845	11.394803	5.59%	0
2016	9.785640	10.791845	10.28%	1,996
2015	9.975273	9.785640	-1.90%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	38.608115	47.858291	23.96%	0
2018	40.372089	38.608115	-4.37%	0
2017	30.502316	40.372089	32.36%	0
2016	29.559416	30.502316	3.19%	0
2015	27.610460	29.559416	7.06%	370
2014	27.409531	27.610460	0.73%	754
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
141

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.331230	0.209122	-36.87%	0
2018	0.330533	0.331230	0.21%	0
2017	0.548005	0.330533	-39.68%	0
2016	0.788376	0.548005	-30.49%	0
2015	0.867658	0.788376	-9.14%	0
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	2.671547	2.288645	-14.33%	0
2018	2.605443	2.671547	2.54%	0
2017	2.894200	2.605443	-9.98%	0
2016	3.018009	2.894200	-4.10%	0
2015	3.092300	3.018009	-2.40%	0
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	1.542270	1.214277	-21.27%	0
2018	1.407604	1.542270	9.57%	0
2017	1.647872	1.407604	-14.58%	0
2016	2.062414	1.647872	-20.10%	0
2015	2.111212	2.062414	-2.31%	0
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	0.628420	0.446959	-28.88%	0
2018	0.654194	0.628420	-3.94%	0
2017	0.878818	0.654194	-25.56%	0
2016	0.982620	0.878818	-10.56%	0
2015	1.141483	0.982620	-13.92%	0
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
142

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	1.429739	1.121347	-21.57%	0
2018	1.302237	1.429739	9.79%	0
2017	1.523496	1.302237	-14.52%	0
2016	1.934246	1.523496	-21.24%	16,109
2015	1.955763	1.934246	-1.10%	0
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	1.639223	1.248478	-23.84%	0
2018	1.595950	1.639223	2.71%	0
2017	1.954375	1.595950	-18.34%	0
2016	2.247953	1.954375	-13.06%	0
2015	2.380825	2.247953	-5.58%	0
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	15.268737	20.973245	37.36%	0
2018	20.058233	15.268737	-23.88%	0
2017	13.507027	20.058233	48.50%	0
2016	12.557669	13.507027	7.56%	0
2015	11.348786	12.557669	10.65%	0
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	30.611977	39.100533	27.73%	0
2018	35.795414	30.611977	-14.48%	0
2017	30.162895	35.795414	18.67%	0
2016	27.863364	30.162895	8.25%	0
2015	28.116368	27.863364	-0.90%	567
2014	26.475721	28.116368	6.20%	1,171
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
143

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	40.827733	54.903359	34.48%	88
2018	51.272024	40.827733	-20.37%	278
2017	42.380525	51.272024	20.98%	482
2016	33.086215	42.380525	28.09%	0
2015	35.438010	33.086215	-6.64%	0
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	58.409117	104.165598	78.34%	0
2018	65.190900	58.409117	-10.40%	0
2017	38.928862	65.190900	67.46%	0
2016	35.950273	38.928862	8.29%	0
2015	31.743850	35.950273	13.25%	323
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	39.262390	53.090437	35.22%	0
2018	40.474020	39.262390	-2.99%	0
2017	31.241488	40.474020	29.55%	0
2016	29.835431	31.241488	4.71%	0
2015	27.898688	29.835431	6.94%	0
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2019	25.285378	36.234489	43.30%	0
2018	28.540038	25.285378	-11.40%	0
2017	21.919446	28.540038	30.20%	0
2016	19.170860	21.919446	14.34%	0
2015	19.544097	19.170860	-1.91%	0
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
144

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	10.030087	15.082432	50.37%	0
2018	12.174347	10.030087	-17.61%	0
2017	11.506761	12.174347	5.80%	0
2016	7.036161	11.506761	63.54%	857
2015	10.228120	7.036161	-31.21%	0
2014	12.525183	10.228120	-18.34%	0
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	23.770263	29.223295	22.94%	0
2018	25.963805	23.770263	-8.45%	0
2017	24.638728	25.963805	5.38%	0
2016	22.638962	24.638728	8.83%	0
2015	23.507392	22.638962	-3.69%	0
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	26.974824	33.174218	22.98%	0
2018	28.215848	26.974824	-4.40%	0
2017	25.312253	28.215848	11.47%	0
2016	25.542147	25.312253	-0.90%	0
2015	26.200121	25.542147	-2.51%	0
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	29.198325	39.050342	33.74%	0
2018	36.745464	29.198325	-20.54%	0
2017	30.988383	36.745464	18.58%	0
2016	24.049218	30.988383	28.85%	0
2015	26.771181	24.049218	-10.17%	0
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
145

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	26.375163	42.349666	60.57%	145
2018	31.559024	26.375163	-16.43%	459
2017	22.260163	31.559024	41.77%	797
2016	18.711900	22.260163	18.96%	0
2015	19.258726	18.711900	-2.84%	0
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	23.601062	29.520399	25.08%	0
2018	25.315437	23.601062	-6.77%	0
2017	20.597278	25.315437	22.91%	0
2016	20.323054	20.597278	1.35%	0
2015	20.350019	20.323054	-0.13%	0
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	20.819577	25.356465	21.79%	0
2018	24.311325	20.819577	-14.36%	0
2017	21.236968	24.311325	14.48%	0
2016	18.308891	21.236968	15.99%	0
2015	20.449323	18.308891	-10.47%	0
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	24.095916	27.475712	14.03%	0
2018	28.636521	24.095916	-15.86%	0
2017	24.404527	28.636521	17.34%	0
2016	24.050912	24.404527	1.47%	0
2015	24.025990	24.050912	0.10%	0
2014	24.701318	24.025990	-2.73%	0
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
146

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	20.073709	24.286966	20.99%	0
2018	25.078436	20.073709	-19.96%	0
2017	22.432762	25.078436	11.79%	0
2016	17.615700	22.432762	27.35%	0
2015	20.229889	17.615700	-12.92%	0
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	24.719742	27.494033	11.22%	0
2018	27.505187	24.719742	-10.13%	0
2017	23.981432	27.505187	14.69%	0
2016	20.449633	23.981432	17.27%	0
2015	20.775529	20.449633	-1.57%	0
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	15.878697	18.932110	19.23%	0
2018	20.237185	15.878697	-21.54%	0
2017	20.539291	20.237185	-1.47%	0
2016	15.779648	20.539291	30.16%	0
2015	18.473180	15.779648	-14.58%	0
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	7.100625	7.339024	3.36%	0
2018	6.427522	7.100625	10.47%	0
2017	7.899589	6.427522	-18.63%	0
2016	7.472097	7.899589	5.72%	0
2015	6.672050	7.472097	11.99%	0
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
147

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	27.573589	38.070719	38.07%	0
2018	28.333606	27.573589	-2.68%	0
2017	21.621543	28.333606	31.04%	0
2016	19.701931	21.621543	9.74%	1,009
2015	19.721672	19.701931	-0.10%	0
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	9.594783	10.732085	11.85%	0
2018	10.254990	9.594783	-6.44%	0
2017	9.805319	10.254990	4.59%	0
2016	8.452991	9.805319	16.00%	0
2015	9.172843	8.452991	-7.85%	0
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	27.827542	33.609080	20.78%	130
2018	35.231711	27.827542	-21.02%	410
2017	29.223599	35.231711	20.56%	711
2016	25.624589	29.223599	14.05%	0
2015	30.188422	25.624589	-15.12%	190
2014	24.881753	30.188422	21.33%	190
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	19.816776	23.301840	17.59%	219
2018	19.327601	19.816776	2.53%	692
2017	17.620527	19.327601	9.69%	1,201
2016	15.329464	17.620527	14.95%	1,239
2015	16.748678	15.329464	-8.47%	0
2014	13.794131	16.748678	21.42%	0
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
148

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.964020	5.606862	-5.99%	0
2018	6.831531	5.964020	-12.70%	0
2017	5.795050	6.831531	17.89%	0
2016	6.424906	5.795050	-9.80%	0
2015	7.818742	6.424906	-17.83%	0
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	10.700825	11.224320	4.89%	0
2018	10.113936	10.700825	5.80%	0
2017	9.980520	10.113936	1.34%	0
2016	9.860565	9.980520	1.22%	0
2015	10.071484	9.860565	-2.09%	0
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	8.906420	12.209132	37.08%	0
2018	10.806789	8.906420	-17.58%	0
2017*	10.000000	10.806789	8.07%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.410403	4.874661	10.53%	0
2018	6.224399	4.410403	-29.14%	0
2017	6.408617	6.224399	-2.87%	0
2016	4.513411	6.408617	41.99%	0
2015	6.864147	4.513411	-34.25%	0
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.801815	8.02%	0
149

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
150

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
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(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
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If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are
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those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period
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determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
162

America’s marketFLEX® Advisor Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2019. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	14.308059	16.836363	17.67%	0
2018	15.357436	14.308059	-6.83%	0
2017	13.342334	15.357436	15.10%	0
2016	12.832322	13.342334	3.97%	0
2015	12.725669	12.832322	0.84%	294
2014	11.934706	12.725669	6.63%	4,619
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.702950	8.955760	16.26%	0
2018*	10.000000	7.702950	-22.97%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.978004	9.563216	19.87%	935
2018	9.889044	7.978004	-19.32%	984
2017	10.017703	9.889044	-1.28%	1,043
2016	7.147106	10.017703	40.16%	1,688
2015	11.565485	7.147106	-38.20%	1,149
2014	10.381188	11.565485	11.41%	14,314
2013*	10.000000	10.381188	3.81%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.744662	16.349587	39.21%	1,777
2018	13.488292	11.744662	-12.93%	2,138
2017	10.842839	13.488292	24.40%	2,950
2016	10.087511	10.842839	7.49%	797
2015	10.268307	10.087511	-1.76%	96
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.796160	11.704357	8.41%	40,024
2018	11.159786	10.796160	-3.26%	10,935
2017	10.813074	11.159786	3.21%	22,839
2016	10.405283	10.813074	3.92%	14,467
2015	10.716795	10.405283	-2.91%	16,277
2014	10.421360	10.716795	2.83%	23,690
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.687447	14.421310	23.39%	39,119
2018	12.606272	11.687447	-7.29%	12,537
2017	10.510048	12.606272	19.94%	9,908
2016	9.303074	10.510048	12.97%	26,098
2015*	10.000000	9.303074	-6.97%	24,013
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	11.075363	14.006127	26.46%	18,825
2018	12.246291	11.075363	-9.56%	22,426
2017	11.312011	12.246291	8.26%	31,992
2016	9.431478	11.312011	19.94%	26,405
2015*	10.000000	9.431478	-5.69%	34,311
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	10.304766	12.065757	17.09%	6,917
2018	11.160585	10.304766	-7.67%	8,486
2017	9.952094	11.160585	12.14%	10,179
2016	9.632415	9.952094	3.32%	10,224
2015	9.852555	9.632415	-2.23%	1,887
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	13.130424	17.155349	30.65%	6,144
2018	14.788090	13.130424	-11.21%	4,376
2017	11.824832	14.788090	25.06%	9,445
2016	11.662630	11.824832	1.39%	7,923
2015	11.717539	11.662630	-0.47%	8,475
2014	11.552940	11.717539	1.42%	965
2013*	10.000000	11.552940	15.53%	3,259
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	10.087294	10.960456	8.66%	4,985
2018	10.206770	10.087294	-1.17%	4,324
2017	9.934281	10.206770	2.74%	4,498
2016*	10.000000	9.934281	-0.66%	419
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.834297	13.074518	20.68%	15,621
2018	11.478204	10.834297	-5.61%	18,408
2017	10.050333	11.478204	14.21%	15,480
2016	9.509833	10.050333	5.68%	4,864
2015	9.949330	9.509833	-4.42%	8,429
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.971492	15.190265	26.89%	3,669
2018	12.989176	11.971492	-7.83%	3,692
2017	11.200728	12.989176	15.97%	3,609
2016*	10.000000	11.200728	12.01%	1,903

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.749799	16.118236	17.23%	35,895
2018	14.944887	13.749799	-8.00%	35,893
2017	13.202482	14.944887	13.20%	41,223
2016	12.775888	13.202482	3.34%	42,827
2015	12.963391	12.775888	-1.45%	46,901
2014	12.775135	12.963391	1.47%	47,711
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.716730	13.979934	19.32%	10,244
2018	13.959581	11.716730	-16.07%	10,253
2017	12.189246	13.959581	14.52%	8,996
2016	10.628513	12.189246	14.68%	7,779
2015	10.952124	10.628513	-2.95%	6,966
2014*	10.000000	10.952124	9.52%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.810384	11.379812	16.00%	0
2018	10.265474	9.810384	-4.43%	1,170
2017*	10.000000	10.265474	2.65%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.505636	5.847539	6.21%	11,232
2018	6.260441	5.505636	-12.06%	9,107
2017	6.194702	6.260441	1.06%	10,042
2016	5.554899	6.194702	11.52%	14,669
2015	7.449589	5.554899	-25.43%	9,923
2014	9.017217	7.449589	-17.38%	6,617
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.705031	11.411229	6.60%	52,479
2018	10.762932	10.705031	-0.54%	5,417
2017	10.451666	10.762932	2.98%	14,673
2016	9.636700	10.451666	8.46%	85,761
2015*	10.000000	9.636700	-3.63%	8,608
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.292552	10.665201	28.61%	0
2018*	10.000000	8.292552	-17.07%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	13.362433	15.698334	17.48%	1,835
2018	14.221607	13.362433	-6.04%	2,287
2017	12.559695	14.221607	13.23%	2,321
2016	12.267964	12.559695	2.38%	2,355
2015	12.330827	12.267964	-0.51%	15,111
2014	11.736547	12.330827	5.06%	25,888
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.540006	14.258405	23.56%	41,335
2018	12.131183	11.540006	-4.87%	65,170
2017	10.494591	12.131183	15.59%	20,610
2016*	10.000000	10.494591	4.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.165689	14.128468	26.53%	8,530
2018	12.263382	11.165689	-8.95%	29,071
2017	10.935375	12.263382	12.14%	46,642
2016	9.332078	10.935375	17.18%	52,881
2015*	10.000000	9.332078	-6.68%	61,876
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.885677	15.343986	29.10%	7,561
2018	13.148306	11.885677	-9.60%	436
2017	11.326175	13.148306	16.09%	195
2016*	10.000000	11.326175	13.26%	8,329
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.754138	18.344364	33.37%	104,534
2018	13.876589	13.754138	-0.88%	76,451
2017	10.339421	13.876589	34.21%	240,177
2016	10.329224	10.339421	0.10%	221,856
2015*	10.000000	10.329224	3.29%	297,727
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.637958	12.154101	14.25%	4,198
2018	11.088461	10.637958	-4.06%	5,526
2017	10.418232	11.088461	6.43%	113,675
2016	9.166447	10.418232	13.66%	414,744
2015*	10.000000	9.166447	-8.34%	13,043
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.257346	11.171451	8.91%	2,056
2018	10.385716	10.257346	-1.24%	24,384
2017	10.032081	10.385716	3.53%	25,725
2016*	10.000000	10.032081	0.32%	21,640

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.552686	11.692089	22.40%	1,069
2018	10.258231	9.552686	-6.88%	1,656
2017*	10.000000	10.258231	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.758865	11.851699	10.16%	26,202
2018	11.121693	10.758865	-3.26%	7,219
2017	10.388047	11.121693	7.06%	22,495
2016	9.660376	10.388047	7.53%	6,711
2015	9.895603	9.660376	-2.38%	5,503
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	15.690642	18.722007	19.32%	886
2018	17.445153	15.690642	-10.06%	2,931
2017	15.649290	17.445153	11.48%	2,931
2016	13.889197	15.649290	12.67%	5,413
2015	14.876228	13.889197	-6.63%	3,177
2014	14.529634	14.876228	2.39%	16,057
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	12.074493	13.950423	15.54%	26,768
2018	12.674890	12.074493	-4.74%	36,139
2017	11.609104	12.674890	9.18%	24,660
2016	10.227278	11.609104	13.51%	26,118
2015	11.053215	10.227278	-7.47%	26,024
2014	10.613278	11.053215	4.15%	35,098
2013*	10.000000	10.613278	6.13%	8,806
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	12.377882	15.324842	23.81%	3,173
2018	14.005187	12.377882	-11.62%	7,653
2017	12.954526	14.005187	8.11%	8,233
2016	11.600469	12.954526	11.67%	7,699
2015	12.094341	11.600469	-4.08%	9,021
2014	11.492925	12.094341	5.23%	16,833
2013*	10.000000	11.492925	14.93%	29,602
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.983816	10.138962	1.55%	17,695
2018	9.838511	9.983816	1.48%	31,953
2017	9.696156	9.838511	1.47%	32,298
2016	9.461858	9.696156	2.48%	30,299
2015*	10.000000	9.461858	-5.38%	1,535

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.106901	12.376709	11.43%	0
2018	11.663045	11.106901	-4.77%	0
2017	10.357621	11.663045	12.60%	0
2016	9.971815	10.357621	3.87%	0
2015	10.635555	9.971815	-6.24%	0
2014	10.278116	10.635555	3.48%	0
2013*	10.000000	10.278116	2.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	10.103938	10.244938	1.40%	1,620
2018	10.012913	10.103938	0.91%	2,522
2017	9.933311	10.012913	0.80%	0
2016	9.883125	9.933311	0.51%	346
2015	9.984186	9.883125	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.459891	10.248089	8.33%	0
2018*	10.000000	9.459891	-5.40%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.666087	7.176399	7.66%	6,545
2018	7.360868	6.666087	-9.44%	1,347
2017	6.801709	7.360868	8.22%	3,784
2016	8.015950	6.801709	-15.15%	9,315
2015	8.178799	8.015950	-1.99%	25,170
2014	7.330022	8.178799	11.58%	7,745
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	10.603181	11.140063	5.06%	0
2018	12.233896	10.603181	-13.33%	834
2017	10.699852	12.233896	14.34%	3,373
2016	10.678148	10.699852	0.20%	5,184
2015	10.592950	10.678148	0.80%	21,181
2014	10.351532	10.592950	2.33%	1,556
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.978761	9.386446	4.54%	6,848
2018	9.501737	8.978761	-5.50%	7,824
2017	9.206293	9.501737	3.21%	15,765
2016	9.292746	9.206293	-0.93%	13,101
2015	9.165310	9.292746	1.39%	30,428
2014	8.796854	9.165310	4.19%	14,624
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.482545	12.300013	7.12%	2,772
2018	11.628246	11.482545	-1.25%	7,478
2017	11.289773	11.628246	3.00%	5,594
2016	10.446192	11.289773	8.08%	9,807
2015	10.417511	10.446192	0.28%	4,991
2014	10.221239	10.417511	1.92%	10,969
2013*	10.000000	10.221239	2.21%	7,156
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	11.310314	12.935085	14.37%	5,906
2018	12.179054	11.310314	-7.13%	5,902
2017	11.138830	12.179054	9.34%	6,199
2016	10.033630	11.138830	11.01%	6,529
2015	10.542871	10.033630	-4.83%	96
2014	10.018459	10.542871	5.23%	0
2013*	10.000000	10.018459	0.18%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	14.017028	18.342995	30.86%	8,380
2018	16.258161	14.017028	-13.78%	9,813
2017	11.980323	16.258161	35.71%	9,581
2016	12.053258	11.980323	-0.61%	11,443
2015	11.678841	12.053258	3.21%	6,503
2014	11.495279	11.678841	1.60%	8,820
2013*	10.000000	11.495279	14.95%	6,097
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.260210	16.075337	21.23%	10,918
2018	14.086610	13.260210	-5.87%	10,915
2017	11.964000	14.086610	17.74%	7,777
2016	12.334704	11.964000	-3.01%	7,594
2015	13.518753	12.334704	-8.76%	18,922
2014	14.334523	13.518753	-5.69%	19,470
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.277997	10.911898	17.61%	36,089
2018	11.443666	9.277997	-18.92%	38,654
2017	8.992932	11.443666	27.25%	21,234
2016	7.479334	8.992932	20.24%	16,229
2015	9.397920	7.479334	-20.42%	8,930
2014	9.899397	9.397920	-5.07%	21,398
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.923075	12.397752	13.50%	18,796
2018	11.449426	10.923075	-4.60%	3,758
2017	10.607207	11.449426	7.94%	9,294
2016	9.236558	10.607207	14.84%	5,997
2015	9.878752	9.236558	-6.50%	7,333
2014	10.075476	9.878752	-1.95%	8,677
2013*	10.000000	10.075476	0.75%	140,025
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.218893	11.028414	7.92%	15,670
2018	10.371816	10.218893	-1.47%	2,039
2017	10.031011	10.371816	3.40%	2,022
2016*	10.000000	10.031011	0.31%	736
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.844552	14.389091	21.48%	0
2018	12.214626	11.844552	-3.03%	746
2017	10.993968	12.214626	11.10%	1,349
2016*	10.000000	10.993968	9.94%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	12.411267	14.122399	13.79%	252
2018	13.096623	12.411267	-5.23%	252
2017	11.896422	13.096623	10.09%	457
2016	11.275649	11.896422	5.51%	677
2015	11.615929	11.275649	-2.93%	721
2014	11.193019	11.615929	3.78%	1,119
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	12.383304	14.074302	13.66%	1,483
2018	13.382273	12.383304	-7.46%	2,561
2017	12.266827	13.382273	9.09%	8,461
2016	11.143151	12.266827	10.08%	2,554
2015	11.326600	11.143151	-1.62%	4,866
2014	11.058166	11.326600	2.43%	501
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.757283	13.693104	27.29%	69
2018	11.731678	10.757283	-8.31%	6,105
2017	10.471087	11.731678	12.04%	8,950
2016	9.148997	10.471087	14.45%	13,411
2015	10.672170	9.148997	-14.27%	11,474
2014*	10.000000	10.672170	6.72%	3,571
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	12.565263	14.767179	17.52%	2,114
2018	13.749857	12.565263	-8.62%	2,071
2017	12.589751	13.749857	9.21%	3,414
2016	12.263638	12.589751	2.66%	1,945
2015	12.496246	12.263638	-1.86%	2,617
2014	11.025570	12.496246	13.34%	16,052
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	12.409874	14.545847	17.21%	0
2018	13.354078	12.409874	-7.07%	0
2017	11.567556	13.354078	15.44%	0
2016	11.014611	11.567556	5.02%	0
2015	11.837305	11.014611	-6.95%	0
2014	11.658102	11.837305	1.54%	0
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.486286	19.822902	20.24%	36,853
2018	17.428984	16.486286	-5.41%	51,315
2017	15.119755	17.428984	15.27%	62,659
2016	13.933935	15.119755	8.51%	39,874
2015	13.860518	13.933935	0.53%	25,393
2014	13.261356	13.860518	4.52%	13,165
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.720500	11.650723	8.68%	17,290
2018	11.027819	10.720500	-2.79%	16,937
2017	10.417953	11.027819	5.85%	27,784
2016	9.632077	10.417953	8.16%	17,779
2015	9.963583	9.632077	-3.33%	20,173
2014	9.634449	9.963583	3.42%	22,419
2013*	10.000000	9.634449	-3.66%	1,438

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.901933	12.474839	14.43%	0
2018	11.965006	10.901933	-8.88%	0
2017	10.148282	11.965006	17.90%	3,774
2016*	10.000000	10.148282	1.48%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.152726	10.772659	6.11%	15,309
2018*	10.000000	10.152726	1.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.197488	12.790222	14.22%	0
2018	11.596140	11.197488	-3.44%	0
2017	10.911175	11.596140	6.28%	0
2016	9.601222	10.911175	13.64%	448
2015	9.902799	9.601222	-3.05%	448
2014*	10.000000	9.902799	-0.97%	448
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	13.004974	16.582617	27.51%	0
2018	13.752688	13.004974	-5.44%	0
2017	11.073065	13.752688	24.20%	0
2016*	10.000000	11.073065	10.73%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	13.674136	18.082604	32.24%	6,596
2018	16.484055	13.674136	-17.05%	4,292
2017	13.190195	16.484055	24.97%	9,495
2016	13.585454	13.190195	-2.91%	10,935
2015	13.736714	13.585454	-1.10%	7,955
2014	13.987890	13.736714	-1.80%	10,839
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.580132	18.768226	28.72%	830
2018	14.646792	14.580132	-0.46%	12,384
2017	12.207492	14.646792	19.98%	12,339
2016	11.008752	12.207492	10.89%	7,417
2015	10.956024	11.008752	0.48%	114,751
2014*	10.000000	10.956024	9.56%	116,582

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	17.454438	21.539162	23.40%	7,119
2018	19.644598	17.454438	-11.15%	7,119
2017	16.471989	19.644598	19.26%	4,355
2016	15.269217	16.471989	7.88%	4,370
2015	15.612006	15.269217	-2.20%	4,376
2014	15.007686	15.612006	4.03%	4,396
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	14.681230	16.979748	15.66%	20,681
2018	15.728359	14.681230	-6.66%	22,868
2017	14.100061	15.728359	11.55%	32,060
2016	13.348307	14.100061	5.63%	11,935
2015	13.552183	13.348307	-1.50%	25,451
2014	13.052518	13.552183	3.83%	11,265
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	16.116488	19.291283	19.70%	2,783
2018	17.628106	16.116488	-8.58%	0
2017	15.290834	17.628106	15.29%	0
2016	14.311923	15.290834	6.84%	0
2015	14.570179	14.311923	-1.77%	566
2014	13.979358	14.570179	4.23%	597
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.689375	13.980171	10.17%	0
2018	13.087986	12.689375	-3.05%	0
2017	12.361051	13.087986	5.88%	820
2016	11.869269	12.361051	4.14%	8,551
2015	12.011057	11.869269	-1.18%	991
2014	11.675789	12.011057	2.87%	1,274
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.095251	12.575384	13.34%	0
2018	11.986162	11.095251	-7.43%	0
2017	10.491138	11.986162	14.25%	0
2016	9.983708	10.491138	5.08%	0
2015	10.478758	9.983708	-4.72%	0
2014	10.293466	10.478758	1.80%	0
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.321263	13.007651	14.90%	0
2018	12.238307	11.321263	-7.49%	0
2017	10.436734	12.238307	17.26%	16,662
2016	9.870602	10.436734	5.74%	16,662
2015	10.423509	9.870602	-5.30%	389
2014	10.365571	10.423509	0.56%	0
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	15.435075	18.153596	17.61%	8,998
2018	16.687756	15.435075	-7.51%	8,998
2017	14.708422	16.687756	13.46%	9,080
2016	13.841926	14.708422	6.26%	20,107
2015	14.054273	13.841926	-1.51%	20,069
2014	13.500802	14.054273	4.10%	12,336
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	16.613798	20.215788	21.68%	3,155
2018	18.441831	16.613798	-9.91%	3,493
2017	15.689972	18.441831	17.54%	4,247
2016	14.648700	15.689972	7.11%	4,621
2015	14.940134	14.648700	-1.95%	7,135
2014	14.352919	14.940134	4.09%	7,647
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	14.080580	16.021863	13.79%	995
2018	14.851976	14.080580	-5.19%	1,087
2017	13.576827	14.851976	9.39%	1,088
2016	12.866354	13.576827	5.52%	1,090
2015	13.063647	12.866354	-1.51%	1,091
2014	12.608012	13.063647	3.61%	2,779
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.426832	11.251461	7.91%	30,074
2018	10.512511	10.426832	-0.82%	3,374
2017	10.240328	10.512511	2.66%	21,196
2016	10.058987	10.240328	1.80%	87,303
2015	10.090149	10.058987	-0.31%	72,355
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.567687	12.620387	9.10%	21,700
2018	11.791647	11.567687	-1.90%	8,466
2017	11.414837	11.791647	3.30%	13,168
2016	11.096161	11.414837	2.87%	19,687
2015	11.204262	11.096161	-0.96%	14,276
2014	10.731068	11.204262	4.41%	49,618
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.714881	16.351806	19.23%	2,264
2018	15.339592	13.714881	-10.59%	2,264
2017	13.071084	15.339592	17.36%	2,157
2016	11.787733	13.071084	10.89%	2,157
2015	12.227234	11.787733	-3.59%	5,072
2014	11.909865	12.227234	2.66%	5,584
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.999393	15.207244	16.98%	16,539
2018	14.165982	12.999393	-8.24%	15,525
2017	12.500778	14.165982	13.32%	16,247
2016	11.544782	12.500778	8.28%	17,033
2015	11.804888	11.544782	-2.20%	50,820
2014	11.641814	11.804888	1.40%	55,510
2013*	10.000000	11.641814	16.42%	38,999

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	10.088246	12.347223	22.39%	5,750
2018	12.271321	10.088246	-17.79%	6,260
2017	8.711298	12.271321	40.87%	3,893
2016	8.123729	8.711298	7.23%	3,068
2015	9.714292	8.123729	-16.37%	4,002
2014*	10.000000	9.714292	-2.86%	2,949
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.312110	10.909386	5.79%	18,957
2018	10.363955	10.312110	-0.50%	25,197
2017	10.198129	10.363955	1.63%	35,106
2016	10.168689	10.198129	0.29%	51,308
2015	10.225766	10.168689	-0.56%	31,725
2014*	10.000000	10.225766	2.26%	33,030
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.730114	9.834299	1.07%	497,344
2018	9.664416	9.730114	0.68%	1,318,196
2017	9.687077	9.664416	-0.23%	1,277,211
2016	9.730571	9.687077	-0.45%	555,194
2015	9.774554	9.730571	-0.45%	2,339,125
2014	9.818731	9.774554	-0.45%	2,107,467
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	10.295379	12.480163	21.22%	46,508
2018	11.999114	10.295379	-14.20%	31,472
2017	9.651447	11.999114	24.32%	34,566
2016	9.606317	9.651447	0.47%	19,522
2015	9.743185	9.606317	-1.40%	2,781
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.965272	14.738219	23.17%	138
2018	13.187297	11.965272	-9.27%	465
2017	11.185397	13.187297	17.90%	9,642
2016	10.264071	11.185397	8.98%	10,145
2015	10.414408	10.264071	-1.44%	840
2014*	10.000000	10.414408	4.14%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	11.369784	13.055010	14.82%	3,477
2018	12.003533	11.369784	-5.28%	14,109
2017	10.849993	12.003533	10.63%	18,718
2016	10.252738	10.849993	5.83%	23,931
2015	10.316998	10.252738	-0.62%	23,153
2014*	10.000000	10.316998	3.17%	21,220

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.747346	14.026390	19.40%	1,919
2018	12.617094	11.747346	-6.89%	1,919
2017	11.039272	12.617094	14.29%	1,919
2016	10.292497	11.039272	7.26%	1,919
2015	10.394297	10.292497	-0.98%	0
2014*	10.000000	10.394297	3.94%	22,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.889863	11.874306	9.04%	527
2018	11.140247	10.889863	-2.25%	4,029
2017	10.588764	11.140247	5.21%	1,373
2016	10.201547	10.588764	3.80%	2,027
2015	10.220592	10.201547	-0.19%	3,968
2014*	10.000000	10.220592	2.21%	10,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.326611	12.741269	12.49%	0
2018	12.056288	11.326611	-6.05%	0
2017	10.620524	12.056288	13.52%	0
2016	10.092390	10.620524	5.23%	0
2015	10.477584	10.092390	-3.68%	0
2014	10.272656	10.477584	1.99%	0
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.605734	13.315207	14.73%	0
2018	12.409770	11.605734	-6.48%	0
2017	10.657886	12.409770	16.44%	0
2016	10.010173	10.657886	6.47%	0
2015	10.469481	10.010173	-4.39%	0
2014	10.337575	10.469481	1.28%	0
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.596821	13.593213	17.21%	16,777
2018	12.351015	11.596821	-6.11%	28,253
2017	10.986527	12.351015	12.42%	39,774
2016	10.300338	10.986527	6.66%	38,413
2015	10.381647	10.300338	-0.78%	136,498
2014*	10.000000	10.381647	3.82%	135,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.825352	14.341756	21.28%	12,649
2018	12.873765	11.825352	-8.14%	13,109
2017	11.083311	12.873765	16.15%	12,493
2016	10.262866	11.083311	7.99%	0
2015	10.385031	10.262866	-1.18%	4,181
2014*	10.000000	10.385031	3.85%	15,111

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	11.251662	12.711248	12.97%	26,720
2018	11.740936	11.251662	-4.17%	28,644
2017	10.799158	11.740936	8.72%	28,916
2016	10.262609	10.799158	5.23%	30,815
2015	10.312138	10.262609	-0.48%	34,162
2014*	10.000000	10.312138	3.12%	38,118
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.533800	5.34%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.836402	8.36%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	22.961967	29.766157	29.63%	5,029
2018	23.865873	22.961967	-3.79%	5,553
2017	18.458429	23.865873	29.30%	10,797
2016	18.179878	18.458429	1.53%	17,226
2015	17.707873	18.179878	2.67%	8,444
2014	16.149070	17.707873	9.65%	8,553
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.808581	17.511156	36.71%	3,160
2018	13.068114	12.808581	-1.99%	744
2017	10.330742	13.068114	26.50%	4,964
2016*	10.000000	10.330742	3.31%	4,944
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.978098	14.982902	25.09%	8,328
2018	13.578259	11.978098	-11.78%	8,694
2017	11.780644	13.578259	15.26%	7,977
2016	9.837793	11.780644	19.75%	33,171
2015	10.139214	9.837793	-2.97%	2,890
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.959425	10.369102	15.73%	12,231
2018	10.887509	8.959425	-17.71%	19,583
2017	8.925333	10.887509	21.98%	20,182
2016	8.540145	8.925333	4.51%	19,634
2015	9.063182	8.540145	-5.77%	5,791
2014*	10.000000	9.063182	-9.37%	5,372

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	18.513763	23.056147	24.54%	15,169
2018	21.084439	18.513763	-12.19%	17,657
2017	18.519829	21.084439	13.85%	14,430
2016	16.031082	18.519829	15.52%	15,464
2015	16.676586	16.031082	-3.87%	10,491
2014	15.195461	16.676586	9.75%	11,503
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	21.314615	26.278478	23.29%	8,077
2018	24.654799	21.314615	-13.55%	13,904
2017	21.755346	24.654799	13.33%	11,002
2016	18.583907	21.755346	17.07%	8,087
2015	19.222566	18.583907	-3.32%	20,140
2014	16.501041	19.222566	16.49%	31,099
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.689367	18.494541	35.10%	12,269
2018	14.937547	13.689367	-8.36%	4,999
2017	12.011125	14.937547	24.36%	6,860
2016	11.140114	12.011125	7.82%	7,083
2015	11.106477	11.140114	0.30%	2,504
2014*	10.000000	11.106477	11.06%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	11.380378	13.481756	18.46%	8,136
2018	13.765814	11.380378	-17.33%	17,272
2017	12.678790	13.765814	8.57%	17,175
2016	10.113343	12.678790	25.37%	19,019
2015	10.810067	10.113343	-6.45%	32,182
2014*	10.000000	10.810067	8.10%	53,115
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	12.339574	15.434640	25.08%	13,216
2018	14.188152	12.339574	-13.03%	9,346
2017	12.558331	14.188152	12.98%	5,961
2016	10.270100	12.558331	22.28%	6,255
2015	10.488008	10.270100	-2.08%	4,332
2014*	10.000000	10.488008	4.88%	5,215

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.136694	15.760434	29.86%	1,705
2018	12.707342	12.136694	-4.49%	580
2017	12.025914	12.707342	5.67%	2,080
2016	11.271288	12.025914	6.70%	5,316
2015	12.001549	11.271288	-6.08%	11,424
2014	9.374249	12.001549	28.03%	10,781
2013*	10.000000	9.374249	-6.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	13.021932	17.002197	30.57%	149,478
2018	13.714454	13.021932	-5.05%	68,006
2017	11.335784	13.714454	20.98%	72,092
2016	10.197396	11.335784	11.16%	61,056
2015	10.125725	10.197396	0.71%	69,573
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.568891	10.951345	3.62%	14,163
2018	10.530559	10.568891	0.36%	47,171
2017	10.413569	10.530559	1.12%	24,399
2016	10.206218	10.413569	2.03%	31,750
2015	10.287434	10.206218	-0.79%	14,964
2014	10.283154	10.287434	0.04%	26,929
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.687522	14.538983	24.40%	6,759
2018	13.242752	11.687522	-11.74%	20,578
2017	11.650353	13.242752	13.67%	25,204
2016	9.682189	11.650353	20.33%	38,870
2015	10.225108	9.682189	-5.31%	10,076
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	21.497044	29.283738	36.22%	5,371
2018	23.232027	21.497044	-7.47%	5,482
2017	18.300157	23.232027	26.95%	4,963
2016	17.333081	18.300157	5.58%	6,649
2015	17.471785	17.333081	-0.79%	5,147
2014	16.921295	17.471785	3.25%	8,707
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	9.262575	10.627936	14.74%	1,070
2018	9.981656	9.262575	-7.20%	1,085
2017	9.398710	9.981656	6.20%	0
2016	9.502366	9.398710	-1.09%	0
2015	10.054021	9.502366	-5.49%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	10.089983	11.540738	14.38%	0
2018	11.093161	10.089983	-9.04%	0
2017	10.098072	11.093161	9.85%	0
2016	9.287745	10.098072	8.72%	0
2015	10.070008	9.287745	-7.77%	0
2014	10.145517	10.070008	-0.74%	0
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	10.200978	10.455097	2.49%	73,500
2018	10.910563	10.200978	-6.50%	68,614
2017	10.654177	10.910563	2.41%	142,147
2016	9.454909	10.654177	12.68%	96,130
2015	9.812580	9.454909	-3.65%	38,949
2014	9.720647	9.812580	0.95%	42,641
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	10.386054	11.137737	7.24%	4,102
2018	10.790768	10.386054	-3.75%	4,504
2017	10.614872	10.790768	1.66%	4,968
2016	10.216177	10.614872	3.90%	8,203
2015	10.526381	10.216177	-2.95%	6,691
2014	10.688987	10.526381	-1.52%	10,114
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.791732	13.117200	11.24%	14,942
2018	12.527672	11.791732	-5.87%	16,717
2017	11.099274	12.527672	12.87%	16,735
2016	9.874977	11.099274	12.40%	19,602
2015	10.923169	9.874977	-9.60%	24,479
2014	10.922848	10.923169	0.00%	26,416
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.995599	6.646109	10.85%	1,411
2018	7.019750	5.995599	-14.59%	1,436
2017	6.909926	7.019750	1.59%	2,850
2016	6.042439	6.909926	14.36%	10,025
2015	8.165065	6.042439	-26.00%	5,709
2014	10.078617	8.165065	-18.99%	4,967
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.889572	11.364539	4.36%	1,436
2018	10.838650	10.889572	0.47%	1,384
2017	10.378369	10.838650	4.44%	1,943
2016	9.963556	10.378369	4.16%	3,385
2015	10.190795	9.963556	-2.23%	6,346
2014	9.944170	10.190795	2.48%	842
2013*	10.000000	9.944170	-0.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	14.002206	15.981631	14.14%	3,258
2018	14.778988	14.002206	-5.26%	3,219
2017	13.523029	14.778988	9.29%	7,785
2016	11.998602	13.523029	12.71%	15,836
2015	12.344820	11.998602	-2.80%	2,873
2014	12.228856	12.344820	0.95%	22,871
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.724066	12.373835	5.54%	6,450
2018	12.305267	11.724066	-4.72%	7,318
2017	11.390172	12.305267	8.03%	9,593
2016	11.007557	11.390172	3.48%	10,697
2015	11.534103	11.007557	-4.57%	18,501
2014	11.341428	11.534103	1.70%	12,084
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	15.099737	17.228272	14.10%	93,328
2018	15.597568	15.099737	-3.19%	73,008
2017	14.709562	15.597568	6.04%	129,246
2016	13.151172	14.709562	11.85%	210,192
2015	13.448533	13.151172	-2.21%	72,519
2014	13.086280	13.448533	2.77%	47,314
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.421159	11.251879	7.97%	3,489
2018	10.438632	10.421159	-0.17%	5,803
2017*	10.000000	10.438632	4.39%	2,626

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.313328	10.975557	6.42%	1,793
2018	10.155487	10.313328	1.55%	1,915
2017*	10.000000	10.155487	1.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.462631	12.200421	6.44%	508
2018	12.003699	11.462631	-4.51%	508
2017	10.888923	12.003699	10.24%	10,906
2016	10.629396	10.888923	2.44%	669
2015	11.502808	10.629396	-7.59%	4,289
2014	11.520143	11.502808	-0.15%	3,692
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.484486	10.846838	3.46%	22,286
2018	10.507224	10.484486	-0.22%	25,274
2017	10.424059	10.507224	0.80%	18,967
2016	10.336157	10.424059	0.85%	24,964
2015	10.361246	10.336157	-0.24%	44,061
2014	10.330781	10.361246	0.29%	51,451
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.675260	12.581280	7.76%	23,484
2018	11.803275	11.675260	-1.08%	41,835
2017	11.311588	11.803275	4.35%	84,619
2016	11.076412	11.311588	2.12%	46,853
2015	11.089266	11.076412	-0.12%	56,049
2014	10.693730	11.089266	3.70%	34,952
2013	10.967234	10.693730	-2.49%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	14.856277	16.902039	13.77%	0
2018	15.540243	14.856277	-4.40%	0
2017	14.586467	15.540243	6.54%	0
2016	12.877520	14.586467	13.27%	0
2015	13.507873	12.877520	-4.67%	0
2014	13.609232	13.507873	-0.74%	0
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	15.855248	17.745975	11.92%	221,398
2018	16.025321	15.855248	-1.06%	7,050
2017	15.361163	16.025321	4.32%	112,503
2016	14.156347	15.361163	8.51%	910,020
2015	14.198448	14.156347	-0.30%	17,146
2014	13.936637	14.198448	1.88%	21,887
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	10.152274	12.765178	25.74%	4,183
2018	12.528025	10.152274	-18.96%	4,762
2017	9.470874	12.528025	32.28%	7,716
2016	9.453084	9.470874	0.19%	4,865
2015	10.478578	9.453084	-9.79%	1,293
2014	10.693624	10.478578	-2.01%	1,352
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2019	16.971224	23.049015	35.81%	1,199
2018	20.764593	16.971224	-18.27%	1,259
2017	17.688727	20.764593	17.39%	6,557
2016	14.419051	17.688727	22.68%	4,372
2015	14.547208	14.419051	-0.88%	3,086
2014	13.239223	14.547208	9.88%	0
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	10.148590	11.893019	17.19%	0
2018	12.380926	10.148590	-18.03%	3,468
2017	10.114765	12.380926	22.40%	18,292
2016	8.574826	10.114765	17.96%	17,597
2015	10.006699	8.574826	-14.31%	3,041
2014	9.885176	10.006699	1.23%	0
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.940553	2.255592	-23.29%	12,664
2018	2.838848	2.940553	3.58%	4,765
2017	3.476150	2.838848	-18.33%	4,765
2016	4.016042	3.476150	-13.44%	4,765
2015	4.243090	4.016042	-5.35%	0
2014	4.970478	4.243090	-14.63%	0
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	27.955075	32.409109	15.93%	3,642
2018	30.114109	27.955075	-7.17%	6,464
2017	24.685358	30.114109	21.99%	3,641
2016	29.337531	24.685358	-15.86%	3,821
2015	28.528475	29.337531	2.84%	1,877
2014	22.090761	28.528475	29.14%	6,197
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2019	20.261902	25.996264	28.30%	32,980
2018	21.687066	20.261902	-6.57%	25,822
2017	18.254192	21.687066	18.81%	64,470
2016	16.721201	18.254192	9.17%	29,734
2015	16.874070	16.721201	-0.91%	358,350
2014	15.206435	16.874070	10.97%	662,228
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.986917	20.142254	25.99%	2,552
2018	18.849691	15.986917	-15.19%	961
2017	16.457211	18.849691	14.54%	961
2016	15.965773	16.457211	3.08%	2,520
2015	15.396955	15.965773	3.69%	3,372
2014	14.031522	15.396955	9.73%	22,095
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	23.427591	29.068463	24.08%	1,970
2018	23.390111	23.427591	0.16%	6,908
2017	19.849794	23.390111	17.84%	8,377
2016	19.138372	19.849794	3.72%	6,035
2015	18.363719	19.138372	4.22%	6,594
2014	16.402770	18.363719	11.95%	19,505
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.558043	10.584192	23.68%	26,249
2018	10.146046	8.558043	-15.65%	16,716
2017	7.648246	10.146046	32.66%	51,399
2016	6.920800	7.648246	10.51%	46,830
2015	8.412754	6.920800	-17.73%	13,525
2014	8.750007	8.412754	-3.85%	11,771
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.986384	14.054961	17.26%	0
2018	14.021973	11.986384	-14.52%	0
2017	11.765995	14.021973	19.17%	2,470
2016	10.962891	11.765995	7.33%	213
2015	12.356451	10.962891	-11.28%	863
2014	13.587164	12.356451	-9.06%	292
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2019	18.038130	23.392535	29.68%	1,998
2018	20.229860	18.038130	-10.83%	977
2017	17.193734	20.229860	17.66%	3,110
2016	14.976866	17.193734	14.80%	6,263
2015	15.272807	14.976866	-1.94%	5,299
2014	13.586872	15.272807	12.41%	718
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	24.165651	28.717116	18.83%	868
2018	23.244303	24.165651	3.96%	3,714
2017	19.309989	23.244303	20.37%	1,022
2016	20.216434	19.309989	-4.48%	1,669
2015	19.336460	20.216434	4.55%	3,596
2014	15.702605	19.336460	23.14%	4,490
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2019	17.425484	22.636762	29.91%	5,012
2018	20.066003	17.425484	-13.16%	8,422
2017	16.468065	20.066003	21.85%	16,980
2016	14.073079	16.468065	17.02%	15,998
2015	14.637355	14.073079	-3.86%	9,901
2014	13.926732	14.637355	5.10%	6,976
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2019	11.268757	13.379827	18.73%	4,293
2018	13.437529	11.268757	-16.14%	3,376
2017	11.082557	13.437529	21.25%	28,815
2016	11.236509	11.082557	-1.37%	8,881
2015	11.699359	11.236509	-3.96%	24,386
2014	12.789147	11.699359	-8.52%	13,345
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	27.457669	32.263469	17.50%	2,154
2018	26.285486	27.457669	4.46%	3,193
2017	19.407547	26.285486	35.44%	4,351
2016	18.473651	19.407547	5.06%	3,329
2015	15.418929	18.473651	19.81%	5,059
2014	15.316781	15.418929	0.67%	211
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	14.755642	17.626773	19.46%	130
2018	16.774401	14.755642	-12.03%	228
2017	14.225275	16.774401	17.92%	403
2016	14.230773	14.225275	-0.04%	305
2015	13.510355	14.230773	5.33%	1,317
2014	13.147269	13.510355	2.76%	207
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	28.021345	38.133302	36.09%	8,614
2018	28.684976	28.021345	-2.31%	13,579
2017	22.101847	28.684976	29.79%	6,580
2016	21.092987	22.101847	4.78%	40,016
2015	19.718456	21.092987	6.97%	87,114
2014	16.928781	19.718456	16.48%	165,369
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	9.184831	9.922099	8.03%	5,939
2018	11.565454	9.184831	-20.58%	4,311
2017	11.998459	11.565454	-3.61%	4,745
2016	9.705346	11.998459	23.63%	4,503
2015	12.722760	9.705346	-23.72%	3,440
2014	14.338357	12.722760	-11.27%	3,102
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	18.526807	21.033052	13.53%	0
2018	19.840747	18.526807	-6.62%	393
2017	18.059743	19.840747	9.86%	19
2016	18.844745	18.059743	-4.17%	1,439
2015	18.124566	18.844745	3.97%	2,398
2014	15.253483	18.124566	18.82%	3,749
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	3.106047	4.513772	45.32%	19,833
2018	3.605818	3.106047	-13.86%	16,330
2017	3.440501	3.605818	4.81%	12,702
2016	2.218025	3.440501	55.12%	51,669
2015	3.318073	2.218025	-33.15%	11,025
2014	4.377846	3.318073	-24.21%	15,750
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2019	14.322369	18.073099	26.19%	210
2018	15.256561	14.322369	-6.12%	153
2017	14.183730	15.256561	7.56%	1,079
2016	13.476400	14.183730	5.25%	5,474
2015	13.493601	13.476400	-0.13%	34,101
2014	10.842267	13.493601	24.45%	30,697
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.456524	2.841724	-17.79%	0
2018	3.333516	3.456524	3.69%	40
2017	3.801064	3.333516	-12.30%	8,728
2016	4.026011	3.801064	-5.59%	40,981
2015	4.109444	4.026011	-2.03%	1,677
2014	5.919044	4.109444	-30.57%	774
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	22.300117	33.249609	49.10%	895
2018	24.954879	22.300117	-10.64%	367
2017	18.492598	24.954879	34.95%	1,788
2016	14.545841	18.492598	27.13%	3,570
2015	15.044184	14.545841	-3.31%	24
2014	11.233438	15.044184	33.92%	4,450
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.717400	4.496806	-21.35%	0
2018	5.101340	5.717400	12.08%	0
2017	7.101426	5.101340	-28.16%	0
2016	8.516488	7.101426	-16.62%	0
2015	7.671426	8.516488	11.02%	0
2014	7.938678	7.671426	-3.37%	0
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.536528	3.729470	-17.79%	0
2018	3.946465	4.536528	14.95%	6,032
2017	4.994979	3.946465	-20.99%	0
2016	5.331884	4.994979	-6.32%	0
2015	5.566523	5.331884	-4.22%	5,768
2014	5.439412	5.566523	2.34%	0
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.976717	1.415749	-28.38%	18,187
2018	2.044743	1.976717	-3.33%	5,743
2017	2.747616	2.044743	-25.58%	0
2016	3.068680	2.747616	-10.46%	317
2015	3.544960	3.068680	-13.44%	358
2014	4.417090	3.544960	-19.74%	358
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	22.402670	32.378595	44.53%	2,787
2018	23.033108	22.402670	-2.74%	4,426
2017	17.115247	23.033108	34.58%	1,976
2016	15.303577	17.115247	11.84%	5,833
2015	15.012129	15.303577	1.94%	5,147
2014	12.767238	15.012129	17.58%	2,209
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	12.499984	14.281531	14.25%	0
2018	14.790756	12.499984	-15.49%	0
2017	15.179775	14.790756	-2.56%	201
2016	12.533966	15.179775	21.11%	561
2015	12.401980	12.533966	1.06%	201
2014	12.387911	12.401980	0.11%	201
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	15.914528	18.729670	17.69%	1,872
2018	16.903539	15.914528	-5.85%	869
2017	15.508454	16.903539	9.00%	1,253
2016	15.626444	15.508454	-0.76%	2,122
2015	16.635452	15.626444	-6.07%	283
2014	12.251832	16.635452	35.78%	854
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	66.619304	119.153223	78.86%	0
2018	74.054305	66.619304	-10.04%	3,305
2017	44.191904	74.054305	67.57%	367
2016	40.867638	44.191904	8.13%	18,699
2015	36.136682	40.867638	13.09%	1,594
2014	26.722974	36.136682	35.23%	573
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.341227	0.168146	-50.72%	0
2018	0.387715	0.341227	-11.99%	0
2017	0.707324	0.387715	-45.19%	0
2016	0.890465	0.707324	-20.57%	0
2015	1.212986	0.890465	-26.59%	8,935
2014	1.896543	1.212986	-36.04%	0
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	18.458828	22.579330	22.32%	3,507
2018	18.022794	18.458828	2.42%	4,766
2017	16.363119	18.022794	10.14%	2,781
2016	14.283737	16.363119	14.56%	1,436
2015	15.329821	14.283737	-6.82%	1,394
2014	12.232801	15.329821	25.32%	6,658
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2019	7.244625	9.259704	27.81%	10,635
2018	9.005832	7.244625	-19.56%	0
2017	8.042435	9.005832	11.98%	22,115
2016	6.348478	8.042435	26.68%	27,269
2015	6.702970	6.348478	-5.29%	0
2014	6.510686	6.702970	2.95%	2,282
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	11.353623	13.725038	20.89%	379
2018	13.815428	11.353623	-17.82%	2,052
2017	11.428189	13.815428	20.89%	14,630
2016	8.772481	11.428189	30.27%	1,730
2015	10.655192	8.772481	-17.67%	509
2014	10.901224	10.655192	-2.26%	1,442
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	36.972849	45.886565	24.11%	4,688
2018	41.014377	36.972849	-9.85%	2,661
2017	31.829004	41.014377	28.86%	4,669
2016	39.797137	31.829004	-20.02%	8,761
2015	36.854245	39.797137	7.99%	5,142
2014	27.899399	36.854245	32.10%	8,235
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	2.655613	3.046857	14.73%	161
2018	3.143023	2.655613	-15.51%	3,764
2017	3.023244	3.143023	3.96%	2,820
2016	2.750711	3.023244	9.91%	43,555
2015	4.173926	2.750711	-34.10%	0
2014	6.353664	4.173926	-34.31%	0
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	21.619953	26.328652	21.78%	627
2018	24.714232	21.619953	-12.52%	612
2017	22.259563	24.714232	11.03%	1,488
2016	21.211017	22.259563	4.94%	1,740
2015	20.058780	21.211017	5.74%	28,568
2014	17.890541	20.058780	12.12%	22,918
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	24.751156	36.336094	46.81%	834
2018	28.988248	24.751156	-14.62%	3,604
2017	18.369683	28.988248	57.80%	6,300
2016	14.115895	18.369683	30.13%	4,335
2015	14.804104	14.115895	-4.65%	11,060
2014	12.731735	14.804104	16.28%	23,429
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	16.575674	26.283350	58.57%	4,918
2018	19.074725	16.575674	-13.10%	0
2017	14.619907	19.074725	30.47%	7,905
2016	11.811240	14.619907	23.78%	14,274
2015	11.620180	11.811240	1.64%	41,647
2014	9.433450	11.620180	23.18%	10,966
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	5.962646	6.340134	6.33%	6,950
2018	8.038358	5.962646	-25.82%	5,316
2017	8.614265	8.038358	-6.69%	8,500
2016	6.586900	8.614265	30.78%	12,344
2015	9.482771	6.586900	-30.54%	7,253
2014	11.705655	9.482771	-18.99%	6,132
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	2.639890	2.626290	-0.52%	350
2018	4.879329	2.639890	-45.90%	350
2017	6.024550	4.879329	-19.01%	1,763
2016	4.914007	6.024550	22.60%	24,144
2015	7.227221	4.914007	-32.01%	19,235
2014	10.274301	7.227221	-29.66%	1,857
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	5.530012	7.070166	27.85%	0
2018	6.856109	5.530012	-19.34%	5,350
2017	5.355326	6.856109	28.02%	20,964
2016	5.697256	5.355326	-6.00%	0
2015	6.166111	5.697256	-7.60%	1,806
2014	7.078122	6.166111	-12.88%	10,708
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	10.207147	13.014029	27.50%	429
2018	11.688707	10.207147	-12.68%	10,401
2017	10.159241	11.688707	15.05%	15,717
2016	8.810669	10.159241	15.31%	10,131
2015	9.217948	8.810669	-4.42%	14,868
2014	8.224990	9.217948	12.07%	1,301
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	17.973946	20.892702	16.24%	8,894
2018	19.071086	17.973946	-5.75%	77,328
2017	17.474268	19.071086	9.14%	13,066
2016	17.612717	17.474268	-0.79%	49,977
2015	18.642396	17.612717	-5.52%	74,040
2014	13.906603	18.642396	34.05%	114,828
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	24.659681	30.088641	22.02%	4,968
2018	24.466425	24.659681	0.79%	7,167
2017	20.003965	24.466425	22.31%	6,409
2016	22.251750	20.003965	-10.10%	6,085
2015	21.383656	22.251750	4.06%	28,189
2014	17.236879	21.383656	24.06%	44,883
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.514763	13.049055	13.32%	10,570
2018	11.668085	11.514763	-1.31%	0
2017	10.967666	11.668085	6.39%	0
2016	9.870371	10.967666	11.12%	6,371
2015	9.985830	9.870371	-1.16%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	25.763278	32.178313	24.90%	338
2018	26.736157	25.763278	-3.64%	789
2017	20.048402	26.736157	33.36%	5,601
2016	19.282710	20.048402	3.97%	2,421
2015	17.875605	19.282710	7.87%	7,489
2014	17.611796	17.875605	1.50%	1
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.591984	0.376588	-36.39%	0
2018	0.586266	0.591984	0.98%	0
2017	0.964684	0.586266	-39.23%	0
2016	1.377381	0.964684	-29.96%	55,647
2015	1.504457	1.377381	-8.45%	0
2014	1.931719	1.504457	-22.12%	0
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	3.247952	2.803559	-13.68%	1,674
2018	3.143589	3.247952	3.32%	0
2017	3.465744	3.143589	-9.30%	59,042
2016	3.586836	3.465744	-3.38%	2,034
2015	3.647434	3.586836	-1.66%	546
2014	4.879490	3.647434	-25.25%	10,664
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	2.326164	1.845385	-20.67%	0
2018	2.106977	2.326164	10.40%	0
2017	2.448075	2.106977	-13.93%	0
2016	3.040871	2.448075	-19.49%	0
2015	3.089367	3.040871	-1.57%	0
2014	3.508940	3.089367	-11.96%	0
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	1.524589	1.092574	-28.34%	0
2018	1.575093	1.524589	-3.21%	658,820
2017	2.100001	1.575093	-25.00%	13,690
2016	2.330392	2.100001	-9.89%	0
2015	2.686734	2.330392	-13.26%	0
2014	3.316794	2.686734	-19.00%	9,025
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	2.141382	1.692240	-20.97%	0
2018	1.935658	2.141382	10.63%	69,958
2017	2.247510	1.935658	-13.88%	11,609
2016	2.832000	2.247510	-20.64%	0
2015	2.841934	2.832000	-0.35%	180,405
2014	3.131895	2.841934	-9.26%	7,110
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	2.756935	2.115703	-23.26%	0
2018	2.663824	2.756935	3.50%	34,053
2017	3.237537	2.663824	-17.72%	9,725
2016	3.695886	3.237537	-12.40%	8,334
2015	3.884839	3.695886	-4.86%	0
2014	4.561764	3.884839	-14.84%	0
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	13.191299	18.257203	38.40%	1,041
2018	17.197621	13.191299	-23.30%	1,041
2017	11.493842	17.197621	49.62%	4,579
2016	10.605817	11.493842	8.37%	1,041
2015	9.512645	10.605817	11.49%	1,767
2014	11.296371	9.512645	-15.79%	0
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	18.744298	24.123718	28.70%	112
2018	21.752011	18.744298	-13.83%	1
2017	18.191650	21.752011	19.57%	405
2016	16.678569	18.191650	9.07%	8,595
2015	16.703190	16.678569	-0.15%	7,159
2014	15.610001	16.703190	7.00%	780
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	20.262767	27.455301	35.50%	1,013
2018	25.253230	20.262767	-19.76%	1,312
2017	20.717166	25.253230	21.90%	637
2016	16.052352	20.717166	29.06%	1,725
2015	17.063797	16.052352	-5.93%	782
2014	15.313310	17.063797	11.43%	3,236
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	53.797483	96.669001	79.69%	13,952
2018	59.588383	53.797483	-9.72%	5,202
2017	35.316549	59.588383	68.73%	36,478
2016	32.369483	35.316549	9.10%	48,974
2015	28.366798	32.369483	14.11%	254,389
2014	20.864062	28.366798	35.96%	367,802
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	29.473482	40.156298	36.25%	9,982
2018	30.152766	29.473482	-2.25%	12,389
2017	23.099944	30.152766	30.53%	21,182
2016	21.894630	23.099944	5.51%	11,398
2015	20.319154	21.894630	7.75%	84,423
2014	17.379084	20.319154	16.92%	133,953
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
Rydex Variable Trust - Nova Fund - Q/NQ
2019	19.969443	28.833772	44.39%	9,883
2018	22.368933	19.969443	-10.73%	30,718
2017	17.050973	22.368933	31.19%	25,384
2016	14.800874	17.050973	15.20%	115,500
2015	14.975346	14.800874	-1.17%	9,670
2014	12.685244	14.975346	18.05%	28,625
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	4.675062	7.083279	51.51%	12,349
2018	5.631474	4.675062	-16.98%	11,576
2017	5.282704	5.631474	6.60%	5,284
2016	3.206037	5.282704	64.77%	25,649
2015	4.625237	3.206037	-30.68%	341,832
2014	5.621199	4.625237	-17.72%	90,723
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	13.213519	16.368039	23.87%	15,906
2018	14.323465	13.213519	-7.75%	5,418
2017	13.490390	14.323465	6.18%	1,780
2016	12.302426	13.490390	9.66%	1,704
2015	12.678108	12.302426	-2.96%	18,999
2014	10.524444	12.678108	20.46%	7,969
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	20.098260	24.904836	23.92%	0
2018	20.863608	20.098260	-3.67%	338
2017	18.576053	20.863608	12.31%	0
2016	18.603955	18.576053	-0.15%	0
2015	18.939386	18.603955	-1.77%	831
2014	17.509382	18.939386	8.17%	33,067
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	16.512662	22.251917	34.76%	3,690
2018	20.623145	16.512662	-19.93%	2,797
2017	17.261432	20.623145	19.48%	843
2016	13.295537	17.261432	29.83%	4,053
2015	14.688798	13.295537	-9.49%	1,853
2014	14.148501	14.688798	3.82%	41,168
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	20.384850	32.979564	61.78%	2,151
2018	24.206308	20.384850	-15.79%	5,371
2017	16.945841	24.206308	42.85%	4,976
2016	14.137718	16.945841	19.86%	20,770
2015	14.441216	14.137718	-2.10%	26,893
2014	11.637405	14.441216	24.09%	59,900
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	23.175856	29.208549	26.03%	32,717
2018	24.670898	23.175856	-6.06%	46,956
2017	19.922177	24.670898	23.84%	35,464
2016	19.509270	19.922177	2.12%	42,963
2015	19.387961	19.509270	0.63%	104,760
2014	17.323968	19.387961	11.91%	120,555
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	16.799914	20.616109	22.72%	36,105
2018	19.468800	16.799914	-13.71%	37,620
2017	16.879137	19.468800	15.34%	27,066
2016	14.442607	16.879137	16.87%	30,713
2015	16.009442	14.442607	-9.79%	48,947
2014	14.495506	16.009442	10.44%	69,177
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	20.653159	23.728856	14.89%	4,609
2018	24.358869	20.653159	-15.21%	6,402
2017	20.603178	24.358869	18.23%	5,778
2016	20.152082	20.603178	2.24%	5,962
2015	19.979532	20.152082	0.86%	7,002
2014	20.386275	19.979532	-2.00%	51,572
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	15.304206	18.656899	21.91%	5,612
2018	18.974839	15.304206	-19.34%	7,005
2017	16.845627	18.974839	12.64%	5,313
2016	13.128983	16.845627	28.31%	26,570
2015	14.963656	13.128983	-12.26%	3,581
2014	14.084307	14.963656	6.24%	6,969
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	20.533157	23.010952	12.07%	6,341
2018	22.673605	20.533157	-9.44%	25,628
2017	19.620370	22.673605	15.56%	32,120
2016	16.605177	19.620370	18.16%	33,643
2015	16.742690	16.605177	-0.82%	20,057
2014	16.818398	16.742690	-0.45%	23,553
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	13.053563	15.681803	20.13%	4,731
2018	16.510417	13.053563	-20.94%	12,115
2017	16.630969	16.510417	-0.72%	14,539
2016	12.681076	16.630969	31.15%	57,832
2015	14.733738	12.681076	-13.93%	45,493
2014	14.608554	14.733738	0.86%	6,214
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	8.833948	9.199835	4.14%	0
2018	7.935976	8.833948	11.32%	4,417
2017	9.680202	7.935976	-18.02%	0
2016	9.087571	9.680202	6.52%	6,871
2015	8.053440	9.087571	12.84%	38
2014	6.580781	8.053440	22.38%	65,653
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	20.193161	28.092163	39.12%	7,699
2018	20.592470	20.193161	-1.94%	6,572
2017	15.596323	20.592470	32.03%	10,966
2016	14.104912	15.596323	10.57%	6,706
2015	14.012654	14.104912	0.66%	4,116
2014	12.766731	14.012654	9.76%	27,743
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	8.666761	9.767648	12.70%	0
2018	9.192896	8.666761	-5.72%	5,548
2017	8.723779	9.192896	5.38%	0
2016	7.464145	8.723779	16.88%	0
2015	8.038747	7.464145	-7.15%	0
2014	7.869256	8.038747	2.15%	0
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	16.709392	20.334128	21.69%	0
2018	20.994912	16.709392	-20.41%	0
2017	17.283894	20.994912	21.47%	8,419
2016	15.041485	17.283894	14.91%	11,812
2015	17.586844	15.041485	-14.47%	0
2014	14.386171	17.586844	22.25%	606
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	17.859657	21.159979	18.48%	2,379
2018	17.286802	17.859657	3.31%	1,973
2017	15.641604	17.286802	10.52%	1,165
2016	13.505728	15.641604	15.81%	1,418
2015	14.644914	13.505728	-7.78%	16,973
2014	11.970679	14.644914	22.34%	64,711
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.482036	5.192849	-5.28%	0
2018	6.231849	5.482036	-12.03%	0
2017	5.246634	6.231849	18.78%	0
2016	5.773173	5.246634	-9.12%	0
2015	6.972644	5.773173	-17.20%	26,413
2014	8.969878	6.972644	-22.27%	1,159
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	11.124717	11.757522	5.69%	31
2018	10.434940	11.124717	6.61%	1,104
2017	10.219930	10.434940	2.10%	2,496
2016	10.021241	10.219930	1.98%	7,263
2015	10.158465	10.021241	-1.35%	10,890
2014	10.066024	10.158465	0.92%	101
2013*	10.000000	10.066024	0.66%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	9.019570	12.458013	38.12%	162
2018	10.861099	9.019570	-16.96%	162
2017*	10.000000	10.861099	8.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.673908	5.205105	11.37%	10,717
2018	6.546235	4.673908	-28.60%	6,726
2017	6.689353	6.546235	-2.14%	7,344
2016	4.675747	6.689353	43.06%	20,044
2015	7.057306	4.675747	-33.75%	8,235
2014	8.763254	7.057306	-19.47%	20,339
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.856559	8.57%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	14.089227	16.545565	17.43%	1,812
2018	15.153170	14.089227	-7.02%	1,812
2017	13.191270	15.153170	14.87%	1,812
2016	12.712496	13.191270	3.77%	1,812
2015	12.632209	12.712496	0.64%	4,285
2014	11.870897	12.632209	6.41%	6,952
2013	10.276308	11.870897	15.52%	0
2012	9.123400	10.276308	12.64%	0
2011*	10.000000	9.123400	-8.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.692584	8.925732	16.03%	0
2018*	10.000000	7.692584	-23.07%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.895943	9.445853	19.63%	0
2018	9.807156	7.895943	-19.49%	0
2017	9.954691	9.807156	-1.48%	0
2016	7.116410	9.954691	39.88%	0
2015	11.539060	7.116410	-38.33%	2,075
2014	10.378333	11.539060	11.18%	4,757
2013*	10.000000	10.378333	3.78%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.647293	16.181495	38.93%	333
2018	13.403554	11.647293	-13.10%	352
2017	10.796335	13.403554	24.15%	309
2016	10.064411	10.796335	7.27%	0
2015	10.265422	10.064411	-1.96%	1,514
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.631005	11.502159	8.19%	5,978
2018	11.011310	10.631005	-3.45%	6,702
2017	10.690631	11.011310	3.00%	6,887
2016	10.308113	10.690631	3.71%	11,152
2015	10.638097	10.308113	-3.10%	8,768
2014	10.365662	10.638097	2.63%	11,108
2013	11.400120	10.365662	-9.07%	14,282
2012	10.685658	11.400120	6.69%	24,401
2011*	10.000000	10.685658	6.86%	13,186
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.601553	14.286575	23.14%	6,288
2018	12.538971	11.601553	-7.48%	4,018
2017	10.474899	12.538971	19.70%	3,495
2016	9.290565	10.474899	12.75%	3,698
2015*	10.000000	9.290565	-7.09%	3,495

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	10.993972	13.875293	26.21%	2,139
2018	12.180908	10.993972	-9.74%	4,379
2017	11.274191	12.180908	8.04%	4,965
2016	9.418794	11.274191	19.70%	6,617
2015*	10.000000	9.418794	-5.81%	5,057
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	10.219332	11.941699	16.85%	7,552
2018	11.090471	10.219332	-7.85%	863
2017	9.909422	11.090471	11.92%	1,184
2016	9.610353	9.909422	3.11%	2,214
2015	9.849784	9.610353	-2.43%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	12.981552	16.926786	30.39%	2,408
2018	14.650054	12.981552	-11.39%	1,424
2017	11.737949	14.650054	24.81%	1,295
2016	11.600196	11.737949	1.19%	2,188
2015	11.678292	11.600196	-0.67%	4,384
2014	11.537428	11.678292	1.22%	2,804
2013*	10.000000	11.537428	15.37%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	10.033409	10.879998	8.44%	0
2018	10.172796	10.033409	-1.37%	0
2017	9.921086	10.172796	2.54%	0
2016*	10.000000	9.921086	-0.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.744477	12.940089	20.43%	0
2018	11.406090	10.744477	-5.80%	807
2017	10.007230	11.406090	13.98%	4,516
2016	9.488056	10.007230	5.47%	4,784
2015	9.946530	9.488056	-4.61%	7,591
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.907552	15.078790	26.63%	0
2018	12.945961	11.907552	-8.02%	104
2017	11.185857	12.945961	15.74%	0
2016*	10.000000	11.185857	11.86%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.512331	15.808050	16.99%	3,875
2018	14.716530	13.512331	-8.18%	3,971
2017	13.026834	14.716530	12.97%	4,246
2016	12.631210	13.026834	3.13%	5,872
2015	12.842388	12.631210	-1.64%	5,881
2014	12.681370	12.842388	1.27%	7,710
2013	11.156091	12.681370	13.67%	4,753
2012	10.211487	11.156091	9.25%	4,875
2011	10.666431	10.211487	-4.27%	2,426
2010*	10.000000	10.666431	6.66%	909
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.607245	13.821475	19.08%	1,681
2018	13.857164	11.607245	-16.24%	1,681
2017	12.124099	13.857164	14.29%	1,681
2016	10.592916	12.124099	14.45%	7,948
2015	10.937410	10.592916	-3.15%	1,681
2014*	10.000000	10.937410	9.37%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.777540	11.318937	15.76%	0
2018	10.251805	9.777540	-4.63%	0
2017*	10.000000	10.251805	2.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.410499	5.734953	6.00%	5,085
2018	6.164718	5.410499	-12.23%	3,456
2017	6.112227	6.164718	0.86%	3,625
2016	5.491949	6.112227	11.29%	4,399
2015	7.380036	5.491949	-25.58%	3,712
2014	8.951038	7.380036	-17.55%	903
2013	10.040915	8.951038	-10.85%	903
2012	10.323037	10.040915	-2.73%	926
2011	11.895370	10.323037	-13.22%	278
2010*	10.000000	11.895370	18.95%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.626297	11.304550	6.38%	1,562
2018	10.705400	10.626297	-0.74%	4,155
2017	10.416666	10.705400	2.77%	314
2016	9.623708	10.416666	8.24%	0
2015*	10.000000	9.623708	-3.76%	324
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.281388	10.629448	28.35%	0
2018*	10.000000	8.281388	-17.19%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	13.158040	15.427161	17.25%	4,558
2018	14.032428	13.158040	-6.23%	4,688
2017	12.417493	14.032428	13.01%	4,871
2016	12.153415	12.417493	2.17%	5,007
2015	12.240281	12.153415	-0.71%	7,691
2014	11.673812	12.240281	4.85%	5,337
2013	10.187510	11.673812	14.59%	3,593
2012	9.136439	10.187510	11.50%	0
2011*	10.000000	9.136439	-8.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.478369	14.153763	23.31%	1,486
2018	12.090816	11.478369	-5.07%	3,241
2017	10.480648	12.090816	15.36%	0
2016*	10.000000	10.480648	4.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.083567	13.996390	26.28%	0
2018	12.197832	11.083567	-9.13%	112
2017	10.898755	12.197832	11.92%	0
2016	9.319485	10.898755	16.95%	2,091
2015*	10.000000	9.319485	-6.81%	1,996
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.822171	15.231356	28.84%	594
2018	13.104555	11.822171	-9.79%	582
2017	11.311131	13.104555	15.86%	14,942
2016*	10.000000	11.311131	13.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.653004	18.172904	33.11%	8,166
2018	13.802453	13.653004	-1.08%	7,065
2017	10.304796	13.802453	33.94%	9,010
2016	10.315291	10.304796	-0.10%	7,267
2015*	10.000000	10.315291	3.15%	67,136
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.559706	12.040475	14.02%	5,418
2018	11.029179	10.559706	-4.26%	0
2017	10.383336	11.029179	6.22%	5,809
2016	9.154070	10.383336	13.43%	16,943
2015*	10.000000	9.154070	-8.46%	341
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.202543	11.089446	8.69%	1,700
2018	10.351139	10.202543	-1.44%	0
2017	10.018756	10.351139	3.32%	0
2016*	10.000000	10.018756	0.19%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.520678	11.629500	22.15%	1,580
2018	10.244561	9.520678	-7.07%	440
2017*	10.000000	10.244561	2.45%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.669681	11.729853	9.94%	1,334
2018	11.051829	10.669681	-3.46%	1,368
2017	10.343505	11.051829	6.85%	4,468
2016	9.638259	10.343505	7.32%	4,629
2015	9.892822	9.638259	-2.57%	5,010
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	15.419659	18.361713	19.08%	1,096
2018	17.178591	15.419659	-10.24%	2,497
2017	15.441088	17.178591	11.25%	2,685
2016	13.731930	15.441088	12.45%	2,781
2015	14.737401	13.731930	-6.82%	2,781
2014	14.423036	14.737401	2.18%	2,781
2013	11.729291	14.423036	22.97%	2,066
2012	10.236644	11.729291	14.58%	2,653
2011	10.464819	10.236644	-2.18%	2,284
2010*	10.000000	10.464819	4.65%	1,974
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.937645	13.764611	15.30%	5,693
2018	12.556607	11.937645	-4.93%	12,142
2017	11.523851	12.556607	8.96%	5,430
2016	10.172538	11.523851	13.28%	4,500
2015	11.016193	10.172538	-7.66%	6,469
2014	10.599026	11.016193	3.94%	8,575
2013*	10.000000	10.599026	5.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	12.237564	15.120685	23.56%	132
2018	13.874463	12.237564	-11.80%	0
2017	12.859362	13.874463	7.89%	0
2016	11.538379	12.859362	11.45%	0
2015	12.053835	11.538379	-4.28%	0
2014	11.477497	12.053835	5.02%	287
2013*	10.000000	11.477497	14.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.910443	10.044223	1.35%	2,818
2018	9.785982	9.910443	1.27%	2,818
2017	9.663739	9.785982	1.26%	2,324
2016	9.449132	9.663739	2.27%	1,917
2015*	10.000000	9.449132	-5.51%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.992772	12.224939	11.21%	0
2018	11.566574	10.992772	-4.96%	0
2017	10.292553	11.566574	12.38%	0
2016	9.929059	10.292553	3.66%	0
2015	10.611266	9.929059	-6.43%	0
2014	10.275291	10.611266	3.27%	0
2013*	10.000000	10.275291	2.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	10.020161	10.139560	1.19%	186
2018	9.949978	10.020161	0.71%	1,130
2017	9.890699	9.949978	0.60%	0
2016	9.860479	9.890699	0.31%	0
2015	9.981382	9.860479	-1.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.447172	10.213750	8.11%	748
2018*	10.000000	9.447172	-5.53%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.532695	7.018664	7.44%	667
2018	7.228181	6.532695	-9.62%	0
2017	6.692499	7.228181	8.00%	343
2016	7.903077	6.692499	-15.32%	7,154
2015	8.079856	7.903077	-2.19%	6,096
2014	7.255918	8.079856	11.36%	0
2013	7.119055	7.255918	1.92%	3,622
2012	8.069913	7.119055	-11.78%	0
2011	8.889540	8.069913	-9.22%	0
2010	9.275679	8.889540	-4.16%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	10.362484	10.865308	4.85%	695
2018	11.980395	10.362484	-13.50%	824
2017	10.499162	11.980395	14.11%	6,346
2016	10.498891	10.499162	0.00%	4,560
2015	10.436087	10.498891	0.60%	4,575
2014	10.218773	10.436087	2.13%	80
2013	8.756878	10.218773	16.69%	0
2012	8.440297	8.756878	3.75%	0
2011	9.092071	8.440297	-7.17%	0
2010	8.229190	9.092071	10.49%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.774956	9.154955	4.33%	1,653
2018	9.304865	8.774956	-5.69%	2,239
2017	9.033635	9.304865	3.00%	9,174
2016	9.136770	9.033635	-1.13%	6,179
2015	9.029612	9.136770	1.19%	12,121
2014	8.684070	9.029612	3.98%	2,837
2013	8.598723	8.684070	0.99%	2,956
2012	8.466721	8.598723	1.56%	2,478
2011	8.243308	8.466721	2.71%	2,758
2010	7.814181	8.243308	5.49%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.352412	12.136198	6.90%	3,880
2018	11.519735	11.352412	-1.45%	4,589
2017	11.206865	11.519735	2.79%	2,304
2016	10.390293	11.206865	7.86%	2,661
2015	10.382633	10.390293	0.07%	1,583
2014	10.207511	10.382633	1.72%	3,019
2013*	10.000000	10.207511	2.08%	27,559
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	11.194060	12.776420	14.14%	671
2018	12.078286	11.194060	-7.32%	676
2017	11.068839	12.078286	9.12%	1,101
2016	9.990600	11.068839	10.79%	14,354
2015	10.518803	9.990600	-5.02%	0
2014	10.015704	10.518803	5.02%	0
2013*	10.000000	10.015704	0.16%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.858154	18.098670	30.60%	3,822
2018	16.106458	13.858154	-13.96%	6,599
2017	11.892330	16.106458	35.44%	6,628
2016	11.988751	11.892330	-0.80%	6,308
2015	11.639731	11.988751	3.00%	9,035
2014	11.479850	11.639731	1.39%	16,986
2013*	10.000000	11.479850	14.80%	20,615
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.031178	15.765947	20.99%	0
2018	13.871347	13.031178	-6.06%	0
2017	11.804801	13.871347	17.51%	371
2016	12.195004	11.804801	-3.20%	1,987
2015	13.392563	12.195004	-8.94%	2,629
2014	14.229328	13.392563	-5.88%	2,710
2013	11.445870	14.229328	24.32%	3,949
2012	9.667159	11.445870	18.40%	1,288
2011	10.485860	9.667159	-7.81%	613
2010*	10.000000	10.485860	4.86%	1,459

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.172783	10.766475	17.37%	7,393
2018	11.336839	9.172783	-19.09%	6,877
2017	8.926844	11.336839	27.00%	4,042
2016	7.439255	8.926844	20.00%	1,326
2015	9.366411	7.439255	-20.58%	927
2014	9.886094	9.366411	-5.26%	779
2013*	10.000000	9.886094	-1.14%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.799264	12.232611	13.27%	3,695
2018	11.342573	10.799264	-4.79%	2,025
2017	10.529295	11.342573	7.72%	2,025
2016	9.187107	10.529295	14.61%	2,025
2015	9.845657	9.187107	-6.69%	3,302
2014	10.061946	9.845657	-2.15%	3,302
2013*	10.000000	10.061946	0.62%	5,971
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.164331	10.947512	7.71%	0
2018	10.337299	10.164331	-1.67%	0
2017	10.017689	10.337299	3.19%	0
2016*	10.000000	10.017689	0.18%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.781293	14.283505	21.24%	1,984
2018	12.173989	11.781293	-3.23%	2,026
2017	10.979381	12.173989	10.88%	4,222
2016*	10.000000	10.979381	9.79%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	12.221406	13.878428	13.56%	0
2018	12.922378	12.221406	-5.42%	1,799
2017	11.761693	12.922378	9.87%	1,799
2016	11.170320	11.761693	5.29%	1,799
2015	11.530589	11.170320	-3.12%	1,799
2014	11.133153	11.530589	3.57%	4,472
2013	10.324077	11.133153	7.84%	1,799
2012	9.510693	10.324077	8.55%	0
2011*	10.000000	9.510693	-4.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	12.193808	13.831098	13.43%	0
2018	13.204177	12.193808	-7.65%	0
2017	12.127877	13.204177	8.87%	3,741
2016	11.039039	12.127877	9.86%	0
2015	11.243383	11.039039	-1.82%	0
2014	10.999024	11.243383	2.22%	0
2013	12.133401	10.999024	-9.35%	0
2012	10.360882	12.133401	17.11%	0
2011*	10.000000	10.360882	3.61%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.656752	13.537902	27.04%	0
2018	11.645584	10.656752	-8.49%	0
2017	10.415110	11.645584	11.81%	624
2016	9.118345	10.415110	14.22%	624
2015	10.657839	9.118345	-14.44%	2,247
2014*	10.000000	10.657839	6.58%	624
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	12.373023	14.512053	17.29%	287
2018	13.566922	12.373023	-8.80%	1,506
2017	12.447176	13.566922	9.00%	1,506
2016	12.149088	12.447176	2.45%	1,413
2015	12.404457	12.149088	-2.06%	1,781
2014	10.966614	12.404457	13.11%	2,601
2013	10.755075	10.966614	1.97%	831
2012	8.330936	10.755075	29.10%	0
2011*	10.000000	8.330936	-16.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	12.220005	14.294523	16.98%	0
2018	13.176395	12.220005	-7.26%	0
2017	11.436545	13.176395	15.21%	0
2016	10.911723	11.436545	4.81%	0
2015	11.750355	10.911723	-7.14%	0
2014	11.595767	11.750355	1.33%	88
2013	10.083229	11.595767	15.00%	0
2012	8.926709	10.083229	12.96%	0
2011*	10.000000	8.926709	-10.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.234103	19.480482	20.00%	5,947
2018	17.197146	16.234103	-5.60%	8,497
2017	14.948559	17.197146	15.04%	6,468
2016	13.803818	14.948559	8.29%	17,907
2015	13.758722	13.803818	0.33%	9,555
2014	13.190462	13.758722	4.31%	8,761
2013	10.769179	13.190462	22.48%	1,574
2012	9.367556	10.769179	14.96%	0
2011*	10.000000	9.367556	-6.32%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.599013	11.495568	8.46%	3,013
2018	10.924905	10.599013	-2.98%	1,689
2017	10.341440	10.924905	5.64%	3,033
2016	9.580522	10.341440	7.94%	2,876
2015	9.930202	9.580522	-3.52%	1,981
2014	9.621502	9.930202	3.21%	2,538
2013*	10.000000	9.621502	-3.78%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.843693	12.383279	14.20%	0
2018	11.925189	10.843693	-9.07%	0
2017	10.134797	11.925189	17.67%	0
2016*	10.000000	10.134797	1.35%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.139084	10.736579	5.89%	0
2018*	10.000000	10.139084	1.39%	136
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.092468	12.644811	13.99%	0
2018	11.510641	11.092468	-3.63%	0
2017	10.852458	11.510641	6.06%	0
2016	9.568717	10.852458	13.42%	0
2015	9.889153	9.568717	-3.24%	0
2014*	10.000000	9.889153	-1.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.935497	16.460901	27.25%	428
2018	13.706930	12.935497	-5.63%	428
2017	11.058361	13.706930	23.95%	0
2016*	10.000000	11.058361	10.58%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	13.437929	17.734571	31.97%	606
2018	16.232145	13.437929	-17.21%	421
2017	13.014674	16.232145	24.72%	1,586
2016	13.431588	13.014674	-3.10%	1,770
2015	13.608490	13.431588	-1.30%	133
2014	13.885226	13.608490	-1.99%	0
2013	11.543129	13.885226	20.29%	0
2012	10.057839	11.543129	14.77%	0
2011	11.201438	10.057839	-10.21%	0
2010*	10.000000	11.201438	12.01%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.443417	18.554892	28.47%	174
2018	14.538839	14.443417	-0.66%	0
2017	12.141825	14.538839	19.74%	0
2016	10.971518	12.141825	10.67%	0
2015	10.940951	10.971518	0.28%	0
2014*	10.000000	10.940951	9.41%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	17.152967	21.124634	23.15%	0
2018	19.344410	17.152967	-11.33%	0
2017	16.252826	19.344410	19.02%	0
2016	15.096292	16.252826	7.66%	0
2015	15.466282	15.096292	-2.39%	0
2014	14.897537	15.466282	3.82%	0
2013	11.581378	14.897537	28.63%	0
2012	10.036160	11.581378	15.40%	0
2011	10.789895	10.036160	-6.99%	0
2010*	10.000000	10.789895	7.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	14.427700	16.653009	15.42%	0
2018	15.488047	14.427700	-6.85%	0
2017	13.912489	15.488047	11.32%	0
2016	13.197168	13.912489	5.42%	0
2015	13.425714	13.197168	-1.70%	19,439
2014	12.956732	13.425714	3.62%	0
2013	11.374343	12.956732	13.91%	0
2012	10.308693	11.374343	10.34%	0
2011	10.517474	10.308693	-1.99%	0
2010*	10.000000	10.517474	5.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	15.838161	18.920048	19.46%	0
2018	17.358756	15.838161	-8.76%	0
2017	15.087404	17.358756	15.05%	0
2016	14.149852	15.087404	6.63%	0
2015	14.434185	14.149852	-1.97%	0
2014	13.876761	14.434185	4.02%	5,873
2013	11.520053	13.876761	20.46%	0
2012	10.203552	11.520053	12.90%	0
2011	10.636906	10.203552	-4.07%	0
2010*	10.000000	10.636906	6.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.470232	13.711152	9.95%	0
2018	12.888002	12.470232	-3.24%	0
2017	12.196606	12.888002	5.67%	3,216
2016	11.734877	12.196606	3.93%	3,216
2015	11.898966	11.734877	-1.38%	1,703
2014	11.590112	11.898966	2.66%	0
2013	11.117535	11.590112	4.25%	0
2012	10.409840	11.117535	6.80%	3,180
2011	10.332048	10.409840	0.75%	3,184
2010*	10.000000	10.332048	3.32%	2,722

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.981208	12.421124	13.11%	0
2018	11.886987	10.981208	-7.62%	0
2017	10.425222	11.886987	14.02%	0
2016	9.940885	10.425222	4.87%	0
2015	10.454817	9.940885	-4.92%	0
2014	10.290632	10.454817	1.60%	0
2013*	10.000000	10.290632	2.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.204899	12.848095	14.66%	0
2018	12.137049	11.204899	-7.68%	0
2017	10.371155	12.137049	17.03%	0
2016	9.828273	10.371155	5.52%	0
2015	10.399712	9.828273	-5.49%	0
2014	10.362716	10.399712	0.36%	0
2013*	10.000000	10.362716	3.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	15.168543	17.804278	17.38%	174
2018	16.432809	15.168543	-7.69%	236
2017	14.512766	16.432809	13.23%	296
2016	13.685210	14.512766	6.05%	4,947
2015	13.923124	13.685210	-1.71%	5,508
2014	13.401738	13.923124	3.89%	6,201
2013	11.450679	13.401738	17.04%	6,922
2012	10.256987	11.450679	11.64%	6,975
2011	10.570531	10.256987	-2.97%	0
2010*	10.000000	10.570531	5.71%	490
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	16.326848	19.826728	21.44%	0
2018	18.160016	16.326848	-10.09%	0
2017	15.481207	18.160016	17.30%	0
2016	14.482803	15.481207	6.89%	0
2015	14.800686	14.482803	-2.15%	0
2014	14.247565	14.800686	3.88%	0
2013	11.539403	14.247565	23.47%	0
2012	10.136582	11.539403	13.84%	0
2011	10.702737	10.136582	-5.29%	4,108
2010*	10.000000	10.702737	7.03%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.837398	15.713526	13.56%	0
2018	14.625029	13.837398	-5.39%	0
2017	13.396190	14.625029	9.17%	0
2016	12.720654	13.396190	5.31%	0
2015	12.941708	12.720654	-1.71%	0
2014	12.515465	12.941708	3.41%	0
2013	11.324627	12.515465	10.52%	0
2012	10.358504	11.324627	9.33%	0
2011	10.454420	10.358504	-0.92%	0
2010*	10.000000	10.454420	4.54%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.340389	11.135767	7.69%	6,046
2018	10.446463	10.340389	-1.02%	1,805
2017	10.196409	10.446463	2.45%	1,352
2016	10.035961	10.196409	1.60%	1,307
2015	10.087312	10.035961	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.390747	12.402383	8.88%	2,312
2018	11.634793	11.390747	-2.10%	482
2017	11.285595	11.634793	3.09%	696
2016	10.992547	11.285595	2.67%	5,857
2015	11.121979	10.992547	-1.16%	5,243
2014	10.673705	11.121979	4.20%	1,585
2013	10.968249	10.673705	-2.69%	0
2012	10.306564	10.968249	6.42%	0
2011*	10.000000	10.306564	3.07%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.551415	16.124461	18.99%	0
2018	15.187471	13.551415	-10.77%	0
2017	12.967425	15.187471	17.12%	0
2016	11.717729	12.967425	10.67%	0
2015	12.179092	11.717729	-3.79%	0
2014	11.886859	12.179092	2.46%	2,417
2013*	10.000000	11.886859	18.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.844476	14.995832	16.75%	0
2018	14.025513	12.844476	-8.42%	0
2017	12.401656	14.025513	13.09%	0
2016	11.476226	12.401656	8.06%	0
2015	11.758413	11.476226	-2.40%	0
2014	11.619330	11.758413	1.20%	0
2013*	10.000000	11.619330	16.19%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	9.993645	12.206875	22.15%	4,289
2018	12.180886	9.993645	-17.96%	5,962
2017	8.664431	12.180886	40.58%	6,707
2016	8.096228	8.664431	7.02%	7,253
2015	9.700920	8.096228	-16.54%	5,705
2014*	10.000000	9.700920	-2.99%	2,201
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.215414	10.785387	5.58%	1,162
2018	10.287556	10.215414	-0.70%	0
2017	10.143271	10.287556	1.42%	0
2016	10.134301	10.143271	0.09%	303
2015	10.211704	10.134301	-0.76%	5,835
2014*	10.000000	10.211704	2.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.554643	9.637545	0.87%	25,329
2018	9.509336	9.554643	0.48%	113,591
2017	9.550758	9.509336	-0.43%	68,315
2016	9.612877	9.550758	-0.65%	73,102
2015	9.675770	9.612877	-0.65%	215,845
2014	9.739073	9.675770	-0.65%	185,470
2013	9.802785	9.739073	-0.65%	113,738
2012	9.867097	9.802785	-0.65%	79,218
2011	9.931458	9.867097	-0.65%	105,699
2010	9.996427	9.931458	-0.65%	49,519
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	10.210018	12.351841	20.98%	11,611
2018	11.923718	10.210018	-14.37%	9,994
2017	9.610045	11.923718	24.08%	14,922
2016	9.584313	9.610045	0.27%	13,864
2015	9.740445	9.584313	-1.60%	8,631
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.853068	14.570690	22.93%	799
2018	13.090107	11.853068	-9.45%	799
2017	11.125234	13.090107	17.66%	799
2016	10.229356	11.125234	8.76%	1,433
2015	10.400078	10.229356	-1.64%	1,634
2014*	10.000000	10.400078	4.00%	799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	11.263179	12.906630	14.59%	0
2018	11.915054	11.263179	-5.47%	0
2017	10.791633	11.915054	10.41%	3,713
2016	10.218066	10.791633	5.61%	3,713
2015	10.302803	10.218066	-0.82%	1,951
2014*	10.000000	10.302803	3.03%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.637203	13.866969	19.16%	0
2018	12.524106	11.637203	-7.08%	0
2017	10.979893	12.524106	14.06%	0
2016	10.257684	10.979893	7.04%	0
2015	10.379991	10.257684	-1.18%	0
2014*	10.000000	10.379991	3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.787743	11.739328	8.82%	0
2018	11.058112	10.787743	-2.44%	7,350
2017	10.531791	11.058112	5.00%	4,949
2016	10.167034	10.531791	3.59%	4,949
2015	10.206522	10.167034	-0.39%	2,472
2014*	10.000000	10.206522	2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.210170	12.584959	12.26%	0
2018	11.956512	11.210170	-6.24%	0
2017	10.553768	11.956512	13.29%	0
2016	10.049078	10.553768	5.02%	0
2015	10.453640	10.049078	-3.87%	0
2014	10.269827	10.453640	1.79%	0
2013*	10.000000	10.269827	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.486475	13.151907	14.50%	0
2018	12.307107	11.486475	-6.67%	0
2017	10.590917	12.307107	16.20%	0
2016	9.967249	10.590917	6.26%	0
2015	10.445571	9.967249	-4.58%	0
2014	10.334728	10.445571	1.07%	0
2013*	10.000000	10.334728	3.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.488071	13.438682	16.98%	8,801
2018	12.259983	11.488071	-6.30%	8,801
2017	10.927436	12.259983	12.19%	8,801
2016	10.265504	10.927436	6.45%	8,801
2015	10.367357	10.265504	-0.98%	8,801
2014*	10.000000	10.367357	3.67%	8,801
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.714452	14.178704	21.04%	0
2018	12.778859	11.714452	-8.33%	2,132
2017	11.023679	12.778859	15.92%	0
2016	10.228141	11.023679	7.78%	0
2015	10.370739	10.228141	-1.38%	0
2014*	10.000000	10.370739	3.71%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	11.146167	12.566789	12.75%	0
2018	11.654395	11.146167	-4.36%	0
2017	10.741076	11.654395	8.50%	0
2016	10.227888	10.741076	5.02%	0
2015	10.297948	10.227888	-0.68%	0
2014*	10.000000	10.297948	2.98%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.519648	5.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.821847	8.22%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	22.565437	29.193392	29.37%	627
2018	23.501229	22.565437	-3.98%	770
2017	18.212865	23.501229	29.04%	1,583
2016	17.974030	18.212865	1.33%	1,666
2015	17.542622	17.974030	2.46%	988
2014	16.030569	17.542622	9.43%	910
2013	12.004328	16.030569	33.54%	307
2012	10.403867	12.004328	15.38%	0
2011	10.821604	10.403867	-3.86%	0
2010*	10.000000	10.821604	8.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.739471	17.381708	36.44%	0
2018	13.023919	12.739471	-2.18%	0
2017	10.316455	13.023919	26.24%	0
2016*	10.000000	10.316455	3.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.878800	14.828849	24.83%	616
2018	13.492979	11.878800	-11.96%	3,839
2017	11.730146	13.492979	15.03%	1,588
2016	9.815277	11.730146	19.51%	6,472
2015	10.136364	9.815277	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.875370	10.251184	15.50%	622
2018	10.807222	8.875370	-17.88%	1,469
2017	8.877292	10.807222	21.74%	1,656
2016	8.511234	8.877292	4.30%	3,641
2015	9.050701	8.511234	-5.96%	580
2014*	10.000000	9.050701	-9.49%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	18.193983	22.612410	24.29%	2,752
2018	20.762218	18.193983	-12.37%	3,111
2017	18.273389	20.762218	13.62%	5,982
2016	15.849516	18.273389	15.29%	809
2015	16.520910	15.849516	-4.06%	216
2014	15.083917	16.520910	9.53%	242
2013	11.244108	15.083917	34.15%	0
2012	9.624716	11.244108	16.83%	26
2011	10.316045	9.624716	-6.70%	440
2010*	10.000000	10.316045	3.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	20.946531	25.772805	23.04%	272
2018	24.278121	20.946531	-13.72%	976
2017	21.465945	24.278121	13.10%	1,279
2016	18.373490	21.465945	16.83%	2,340
2015	19.043190	18.373490	-3.52%	528
2014	16.379961	19.043190	16.26%	134
2013	12.151713	16.379961	34.80%	30
2012	10.512970	12.151713	15.59%	0
2011	10.833067	10.512970	-2.95%	0
2010*	10.000000	10.833067	8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.560975	18.284295	34.83%	1,442
2018	14.827433	13.560975	-8.54%	1,008
2017	11.946508	14.827433	24.12%	2,409
2016	11.102430	11.946508	7.60%	591
2015	11.091194	11.102430	0.10%	1,042
2014*	10.000000	11.091194	10.91%	512
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	11.273663	13.328526	18.23%	897
2018	13.664361	11.273663	-17.50%	1,039
2017	12.610607	13.664361	8.36%	1,297
2016	10.079131	12.610607	25.12%	1,664
2015	10.795202	10.079131	-6.63%	1,892
2014*	10.000000	10.795202	7.95%	1,682
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	12.223864	15.259214	24.83%	1,407
2018	14.083585	12.223864	-13.20%	941
2017	12.490791	14.083585	12.75%	0
2016	10.235362	12.490791	22.04%	96
2015	10.473581	10.235362	-2.27%	1,342
2014*	10.000000	10.473581	4.74%	1,344

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.999147	15.550540	29.60%	1,424
2018	12.588774	11.999147	-4.68%	8,765
2017	11.937601	12.588774	5.45%	4,180
2016	11.210959	11.937601	6.48%	4,222
2015	11.961351	11.210959	-6.27%	4,377
2014	9.361641	11.961351	27.77%	677
2013*	10.000000	9.361641	-6.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	12.913978	16.827386	30.30%	31,267
2018	13.628314	12.913978	-5.24%	21,534
2017	11.287190	13.628314	20.74%	20,016
2016	10.174054	11.287190	10.94%	20,694
2015	10.122880	10.174054	0.51%	10,829
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.407249	10.762190	3.41%	1,258
2018	10.390491	10.407249	0.16%	1,334
2017	10.295696	10.390491	0.92%	14,424
2016	10.110929	10.295696	1.83%	15,554
2015	10.211909	10.110929	-0.99%	23,796
2014	10.228201	10.211909	-0.16%	0
2013	10.284257	10.228201	-0.55%	1,589
2012	9.999359	10.284257	2.85%	9,775
2011*	10.000000	9.999359	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.590610	14.389474	24.15%	2,152
2018	13.159565	11.590610	-11.92%	3,881
2017	11.600397	13.159565	13.44%	3,578
2016	9.660011	11.600397	20.09%	3,396
2015	10.222230	9.660011	-5.50%	1,666
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	21.125804	28.720220	35.95%	1,291
2018	22.877073	21.125804	-7.66%	1,016
2017	18.056712	22.877073	26.70%	1,486
2016	17.136820	18.056712	5.37%	340
2015	17.308738	17.136820	-0.99%	701
2014	16.797144	17.308738	3.05%	129
2013	12.197946	16.797144	37.70%	31
2012	10.709572	12.197946	13.90%	0
2011	11.281626	10.709572	-5.07%	0
2010*	10.000000	11.281626	12.82%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	9.185772	10.518637	14.51%	748
2018	9.918932	9.185772	-7.39%	0
2017	9.358394	9.918932	5.99%	0
2016	9.480600	9.358394	-1.29%	0
2015	10.051195	9.480600	-5.68%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	9.986266	11.399163	14.15%	0
2018	11.001375	9.986266	-9.23%	0
2017	10.034614	11.001375	9.63%	0
2016	9.247894	10.034614	8.51%	0
2015	10.046995	9.247894	-7.95%	5,305
2014	10.142725	10.046995	-0.94%	5,449
2013*	10.000000	10.142725	1.43%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	10.085326	10.315794	2.29%	1,835
2018	10.808700	10.085326	-6.69%	1,956
2017	10.575902	10.808700	2.20%	4,479
2016	9.404286	10.575902	12.46%	0
2015	9.779695	9.404286	-3.84%	234
2014	9.707576	9.779695	0.74%	173
2013*	10.000000	9.707576	-2.92%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	10.250056	10.969821	7.02%	0
2018	10.671029	10.250056	-3.95%	0
2017	10.518157	10.671029	1.45%	0
2016	10.143408	10.518157	3.69%	0
2015	10.472439	10.143408	-3.14%	1,597
2014	10.655618	10.472439	-1.72%	0
2013	10.253428	10.655618	3.92%	0
2012*	10.000000	10.253428	2.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.611347	12.890591	11.02%	3,132
2018	12.361004	11.611347	-6.06%	3,132
2017	10.973587	12.361004	12.64%	3,132
2016	9.782748	10.973587	12.17%	3,132
2015	10.842951	9.782748	-9.78%	3,778
2014	10.864456	10.842951	-0.20%	3,817
2013	10.923584	10.864456	-0.54%	3,132
2012	9.577135	10.923584	14.06%	3,132
2011*	10.000000	9.577135	-4.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.891985	6.518139	10.63%	0
2018	6.912419	5.891985	-14.76%	1,442
2017	6.817927	6.912419	1.39%	5,232
2016	5.973968	6.817927	14.13%	5,393
2015	8.088833	5.973968	-26.15%	1,074
2014	10.004641	8.088833	-19.15%	910
2013	11.807616	10.004641	-15.27%	792
2012	11.305762	11.807616	4.44%	2,257
2011	12.308102	11.305762	-8.14%	893
2010*	10.000000	12.308102	23.08%	1,068

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.777675	11.225158	4.15%	839
2018	10.748987	10.777675	0.27%	125
2017	10.313178	10.748987	4.23%	0
2016	9.920830	10.313178	3.95%	0
2015	10.167518	9.920830	-2.43%	0
2014	9.941429	10.167518	2.27%	0
2013*	10.000000	9.941429	-0.59%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	13.760354	15.674044	13.91%	2,173
2018	14.553124	13.760354	-5.45%	3,058
2017	13.343102	14.553124	9.07%	3,408
2016	11.862721	13.343102	12.48%	7,244
2015	12.229587	11.862721	-3.00%	2,955
2014	12.139098	12.229587	0.75%	10,784
2013	13.144078	12.139098	-7.65%	14,334
2012	11.234291	13.144078	17.00%	20,943
2011	10.646396	11.234291	5.52%	11,471
2010*	10.000000	10.646396	6.46%	195
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.521574	12.135695	5.33%	0
2018	12.117221	11.521574	-4.92%	0
2017	11.238623	12.117221	7.82%	689
2016	10.882901	11.238623	3.27%	3,276
2015	11.426449	10.882901	-4.76%	3,194
2014	11.258188	11.426449	1.49%	1,441
2013	12.393512	11.258188	-9.16%	709
2012	11.673672	12.393512	6.17%	1,959
2011	10.934585	11.673672	6.76%	2,459
2010*	10.000000	10.934585	9.35%	2,046
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	14.838919	16.896691	13.87%	1,963
2018	15.359174	14.838919	-3.39%	2,909
2017	14.513830	15.359174	5.82%	8,549
2016	13.002240	14.513830	11.63%	11,907
2015	13.323001	13.002240	-2.41%	7,411
2014	12.990223	13.323001	2.56%	2,881
2013	12.378354	12.990223	4.94%	5,678
2012	10.910775	12.378354	13.45%	5,636
2011	10.637956	10.910775	2.56%	2,424
2010*	10.000000	10.637956	6.38%	453
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.386235	11.191631	7.75%	1,336
2018	10.424722	10.386235	-0.37%	3,351
2017*	10.000000	10.424722	4.25%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.278772	10.916808	6.21%	866
2018	10.141953	10.278772	1.35%	1,351
2017*	10.000000	10.141953	1.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.264484	11.965440	6.22%	1,522
2018	11.820079	11.264484	-4.70%	1,647
2017	10.743879	11.820079	10.02%	7,090
2016	10.508857	10.743879	2.24%	1,647
2015	11.395265	10.508857	-7.78%	1,647
2014	11.435398	11.395265	-0.35%	6,218
2013	12.319215	11.435398	-7.17%	16,053
2012	11.783468	12.319215	4.55%	18,535
2011	10.939648	11.783468	7.71%	12,515
2010*	10.000000	10.939648	9.40%	2,047
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.323919	10.659276	3.25%	2,088
2018	10.367255	10.323919	-0.42%	2,597
2017	10.305839	10.367255	0.60%	1,586
2016	10.239455	10.305839	0.65%	1,426
2015	10.284980	10.239455	-0.44%	8,400
2014	10.275387	10.284980	0.09%	2,496
2013	10.366689	10.275387	-0.88%	40,873
2012	9.867296	10.366689	5.06%	417
2011*	10.000000	9.867296	-1.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.496644	12.363918	7.54%	11,202
2018	11.646231	11.496644	-1.28%	12,214
2017	11.183504	11.646231	4.14%	20,620
2016	10.972980	11.183504	1.92%	20,680
2015	11.007829	10.972980	-0.32%	9,396
2014	10.636566	11.007829	3.49%	6,618
2013	10.930571	10.636566	-2.69%	3,079
2012	10.047667	10.930571	8.79%	48,837
2011*	10.000000	10.047667	0.48%	28,239
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	14.599441	16.576464	13.54%	0
2018	15.302498	14.599441	-4.59%	0
2017	14.392157	15.302498	6.33%	0
2016	12.731476	14.392157	13.04%	0
2015	13.381570	12.731476	-4.86%	0
2014	13.509124	13.381570	-0.94%	0
2013	12.161740	13.509124	11.08%	0
2012	10.580797	12.161740	14.94%	0
2011	10.870606	10.580797	-2.67%	16,599
2010*	10.000000	10.870606	8.71%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	15.581465	17.404520	11.70%	6,979
2018	15.780467	15.581465	-1.26%	226
2017	15.156811	15.780467	4.11%	9,404
2016	13.996052	15.156811	8.29%	31,506
2015	14.065943	13.996052	-0.50%	0
2014	13.834371	14.065943	1.67%	3,202
2013	12.656893	13.834371	9.30%	73,409
2012	11.163112	12.656893	13.38%	41,846
2011	10.935834	11.163112	2.08%	901
2010*	10.000000	10.935834	9.36%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	9.976899	12.519475	25.48%	0
2018	12.336561	9.976899	-19.13%	0
2017	9.344826	12.336561	32.01%	4,829
2016	9.345992	9.344826	-0.01%	2,754
2015	10.380745	9.345992	-9.97%	0
2014	10.615123	10.380745	-2.21%	0
2013	9.293209	10.615123	14.22%	1,592
2012	8.100415	9.293209	14.73%	1,370
2011	11.168402	8.100415	-27.47%	0
2010*	10.000000	11.168402	11.68%	475
ProFunds - ProFund VP Banks - Q/NQ
2019	16.711541	22.650772	35.54%	0
2018	20.488296	16.711541	-18.43%	0
2017	17.488374	20.488296	17.15%	3,045
2016	14.284347	17.488374	22.43%	0
2015	14.440322	14.284347	-1.08%	0
2014	13.168400	14.440322	9.66%	0
2013	9.931819	13.168400	32.59%	0
2012	7.493674	9.931819	32.54%	0
2011*	10.000000	7.493674	-25.06%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	9.993286	11.687498	16.95%	0
2018	12.216165	9.993286	-18.20%	396
2017	10.000176	12.216165	22.16%	3,060
2016	8.494698	10.000176	17.72%	2,394
2015	9.933163	8.494698	-14.48%	2,804
2014	9.832299	9.933163	1.03%	0
2013	8.356348	9.832299	17.66%	0
2012	7.753198	8.356348	7.78%	0
2011*	10.000000	7.753198	-22.47%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.889729	2.212147	-23.45%	4,642
2018	2.795428	2.889729	3.37%	4,642
2017	3.429870	2.795428	-18.50%	4,642
2016	3.970524	3.429870	-13.62%	9,575
2015	4.203458	3.970524	-5.54%	4,934
2014	4.933965	4.203458	-14.81%	4,934
2013	6.761480	4.933965	-27.03%	5,438
2012	8.160031	6.761480	-17.14%	0
2011	9.014245	8.160031	-9.48%	42,476
2010*	10.000000	9.014245	-9.86%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	27.527515	31.849299	15.70%	1,179
2018	29.713594	27.527515	-7.36%	1,281
2017	24.405920	29.713594	21.75%	1,613
2016	29.063684	24.405920	-16.03%	465
2015	28.319086	29.063684	2.63%	1,295
2014	21.972722	28.319086	28.88%	2,577
2013	13.131906	21.972722	67.32%	86
2012	9.394025	13.131906	39.79%	0
2011*	10.000000	9.394025	-6.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2019	19.912039	25.496067	28.04%	3,395
2018	21.355758	19.912039	-6.76%	7,626
2017	18.011390	21.355758	18.57%	3,587
2016	16.531903	18.011390	8.95%	2,109
2015	16.716627	16.531903	-1.11%	3,576
2014	15.094868	16.716627	10.74%	25,518
2013	11.709378	15.094868	28.91%	0
2012	10.348813	11.709378	13.15%	765
2011	10.416294	10.348813	-0.65%	0
2010*	10.000000	10.416294	4.16%	1,932
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.742375	19.794310	25.74%	0
2018	18.598960	15.742375	-15.36%	0
2017	16.270880	18.598960	14.31%	527
2016	15.816699	16.270880	2.87%	0
2015	15.283893	15.816699	3.49%	0
2014	13.956521	15.283893	9.51%	0
2013	10.936265	13.956521	27.62%	0
2012	9.929636	10.936265	10.14%	0
2011*	10.000000	9.929636	-0.70%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	23.069259	28.566356	23.83%	0
2018	23.078987	23.069259	-0.04%	0
2017	19.625056	23.078987	17.60%	0
2016	18.959657	19.625056	3.51%	0
2015	18.228851	18.959657	4.01%	787
2014	16.315090	18.228851	11.73%	0
2013	11.740869	16.315090	38.96%	0
2012	9.678806	11.740869	21.30%	0
2011*	10.000000	9.678806	-3.21%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.410195	10.380445	23.43%	3,815
2018	9.990979	8.410195	-15.82%	0
2017	7.546440	9.990979	32.39%	7,043
2016	6.842383	7.546440	10.29%	3,482
2015	8.334200	6.842383	-17.90%	0
2014	8.685767	8.334200	-4.05%	5
2013	9.342602	8.685767	-7.03%	0
2012	8.824083	9.342602	5.88%	6,871
2011	11.061196	8.824083	-20.22%	0
2010*	10.000000	11.061196	10.61%	1,353
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.779291	13.784381	17.02%	0
2018	13.807629	11.779291	-14.69%	0
2017	11.609387	13.807629	18.94%	710
2016	10.838701	11.609387	7.11%	0
2015	12.241094	10.838701	-11.46%	0
2014	13.487428	12.241094	-9.24%	0
2013	11.160907	13.487428	20.85%	1,619
2012	9.635070	11.160907	15.84%	3,033
2011	10.643691	9.635070	-9.48%	0
2010*	10.000000	10.643691	6.44%	322
ProFunds - ProFund VP Financials - Q/NQ
2019	17.762198	22.988438	29.42%	0
2018	19.960743	17.762198	-11.01%	0
2017	16.999040	19.960743	17.42%	154
2016	14.837003	16.999040	14.57%	4,601
2015	15.160644	14.837003	-2.13%	1,383
2014	13.514235	15.160644	12.18%	488
2013	10.298994	13.514235	31.22%	0
2012	8.311083	10.298994	23.92%	0
2011*	10.000000	8.311083	-16.89%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	23.795985	28.221004	18.60%	650
2018	22.935082	23.795985	3.75%	1,307
2017	19.091347	22.935082	20.13%	422
2016	20.027663	19.091347	-4.68%	1,488
2015	19.194481	20.027663	4.34%	1,527
2014	15.618666	19.194481	22.89%	5,318
2013	11.248690	15.618666	38.85%	120
2012	9.643869	11.248690	16.64%	0
2011*	10.000000	9.643869	-3.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
2019	17.158918	22.245694	29.65%	1
2018	19.799076	17.158918	-13.33%	1
2017	16.281590	19.799076	21.60%	995
2016	13.941647	16.281590	16.78%	1
2015	14.529844	13.941647	-4.05%	944
2014	13.852277	14.529844	4.89%	1,741
2013	10.089798	13.852277	37.29%	204
2012	8.770238	10.089798	15.05%	0
2011*	10.000000	8.770238	-12.30%	0
ProFunds - ProFund VP International - Q/NQ
2019	11.074061	13.122242	18.50%	333
2018	13.232117	11.074061	-16.31%	0
2017	10.935047	13.232117	21.01%	1,237
2016	11.109196	10.935047	-1.57%	1,453
2015	11.590115	11.109196	-4.15%	3,699
2014	12.695252	11.590115	-8.71%	973
2013	10.693767	12.695252	18.72%	0
2012	9.284523	10.693767	15.18%	740
2011	10.909461	9.284523	-14.89%	172
2010*	10.000000	10.909461	9.09%	1,823
ProFunds - ProFund VP Internet - Q/NQ
2019	27.037670	31.706137	17.27%	0
2018	25.935831	27.037670	4.25%	102
2017	19.187793	25.935831	35.17%	52
2016	18.301129	19.187793	4.84%	0
2015	15.305684	18.301129	19.57%	0
2014	15.234896	15.305684	0.46%	0
2013	10.107807	15.234896	50.72%	0
2012	8.495066	10.107807	18.98%	0
2011*	10.000000	8.495066	-15.05%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	14.500771	17.287527	19.22%	1,362
2018	16.518054	14.500771	-12.21%	1,341
2017	14.035974	16.518054	17.68%	1,384
2016	14.069569	14.035974	-0.24%	1,427
2015	13.384196	14.069569	5.12%	2,362
2014	13.050727	13.384196	2.56%	1,600
2013	8.861613	13.050727	47.27%	862
2012	7.254734	8.861613	22.15%	455
2011	8.963982	7.254734	-19.07%	209
2010*	10.000000	8.963982	-10.36%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	27.537598	37.399747	35.81%	7,195
2018	28.246862	27.537598	-2.51%	8,188
2017	21.807922	28.246862	29.53%	9,093
2016	20.854239	21.807922	4.57%	7,746
2015	19.534498	20.854239	6.76%	7,760
2014	16.804598	19.534498	16.24%	16,261
2013	12.597037	16.804598	33.40%	3,666
2012	10.908931	12.597037	15.47%	677
2011	10.822706	10.908931	0.80%	1,078
2010*	10.000000	10.822706	8.23%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	9.026149	9.731103	7.81%	2,830
2018	11.388668	9.026149	-20.74%	2,830
2017	11.838776	11.388668	-3.80%	2,831
2016	9.595410	11.838776	23.38%	2,124
2015	12.604009	9.595410	-23.87%	885
2014	14.233163	12.604009	-11.45%	522
2013	11.546825	14.233163	23.26%	10,446
2012	11.295276	11.546825	2.23%	12,148
2011	11.119261	11.295276	1.58%	6,511
2010*	10.000000	11.119261	11.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	18.243396	20.669690	13.30%	0
2018	19.576814	18.243396	-6.81%	0
2017	17.855256	19.576814	9.64%	0
2016	18.668782	17.855256	-4.36%	0
2015	17.991480	18.668782	3.76%	0
2014	15.171957	17.991480	18.58%	188
2013	11.601927	15.171957	30.77%	292
2012	10.440309	11.601927	11.13%	0
2011*	10.000000	10.440309	4.40%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	3.058480	4.435721	45.03%	9,190
2018	3.557798	3.058480	-14.03%	8,571
2017	3.401496	3.557798	4.60%	23,899
2016	2.197274	3.401496	54.81%	23,899
2015	3.293666	2.197274	-33.29%	42,484
2014	4.354420	3.293666	-24.36%	45,002
2013	7.062995	4.354420	-38.35%	46,281
2012	8.319507	7.062995	-15.10%	34,788
2011*	10.000000	8.319507	-16.80%	36,752
ProFunds - ProFund VP Real Estate - Q/NQ
2019	14.103285	17.760897	25.93%	0
2018	15.053627	14.103285	-6.31%	0
2017	14.023155	15.053627	7.35%	399
2016	13.350548	14.023155	5.04%	0
2015	13.394500	13.350548	-0.33%	0
2014	10.784276	13.394500	24.20%	0
2013	10.844790	10.784276	-0.56%	0
2012	9.316086	10.844790	16.41%	217
2011*	10.000000	9.316086	-6.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.396793	2.787001	-17.95%	0
2018	3.282540	3.396793	3.48%	1
2017	3.750457	3.282540	-12.48%	1
2016	3.980373	3.750457	-5.78%	5,169
2015	4.071032	3.980373	-2.23%	148
2014	5.875545	4.071032	-30.71%	1
2013	5.077422	5.875545	15.72%	5,128
2012	5.491514	5.077422	-7.54%	169
2011	8.843906	5.491514	-37.91%	0
2010*	10.000000	8.843906	-11.56%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	21.958987	32.675239	48.80%	0
2018	24.622915	21.958987	-10.82%	0
2017	18.283183	24.622915	34.68%	0
2016	14.409956	18.283183	26.88%	0
2015	14.933663	14.409956	-3.51%	0
2014	11.173322	14.933663	33.65%	599
2013	8.425828	11.173322	32.61%	0
2012	8.849963	8.425828	-4.79%	0
2011*	10.000000	8.849963	-11.50%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.618639	4.410235	-21.51%	0
2018	5.023358	5.618639	11.85%	0
2017	7.006941	5.023358	-28.31%	0
2016	8.420077	7.006941	-16.78%	0
2015	7.599834	8.420077	10.79%	0
2014	7.880420	7.599834	-3.56%	0
2013	7.950307	7.880420	-0.88%	4,071
2012	9.202867	7.950307	-13.61%	0
2011	8.370641	9.202867	9.94%	0
2010*	10.000000	8.370641	-16.29%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.458163	3.657683	-17.96%	0
2018	3.886136	4.458163	14.72%	0
2017	4.928509	3.886136	-21.15%	0
2016	5.271503	4.928509	-6.51%	1,284
2015	5.514556	5.271503	-4.41%	206
2014	5.399469	5.514556	2.13%	0
2013	6.880162	5.399469	-21.52%	2,009
2012	8.673417	6.880162	-20.68%	0
2011	8.575531	8.673417	1.14%	0
2010*	10.000000	8.575531	-14.24%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.942540	1.388468	-28.52%	0
2018	2.013455	1.942540	-3.52%	0
2017	2.711025	2.013455	-25.73%	0
2016	3.033897	2.711025	-10.64%	0
2015	3.511827	3.033897	-13.61%	0
2014	4.384628	3.511827	-19.91%	0
2013	6.251494	4.384628	-29.86%	0
2012	7.748913	6.251494	-19.32%	0
2011	8.712204	7.748913	-11.06%	0
2010*	10.000000	8.712204	-12.88%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	22.060062	31.819411	44.24%	528
2018	22.726797	22.060062	-2.93%	7,861
2017	16.921499	22.726797	34.31%	689
2016	15.160694	16.921499	11.61%	527
2015	14.901910	15.160694	1.74%	1,393
2014	12.698998	14.901910	17.35%	527
2013	10.209988	12.698998	24.38%	0
2012	9.316623	10.209988	9.59%	0
2011*	10.000000	9.316623	-6.83%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	12.308768	14.034816	14.02%	0
2018	14.594002	12.308768	-15.66%	0
2017	15.007911	14.594002	-2.76%	0
2016	12.416911	15.007911	20.87%	1,932
2015	12.310867	12.416911	0.86%	0
2014	12.321664	12.310867	-0.09%	0
2013	11.066632	12.321664	11.34%	0
2012	9.560082	11.066632	15.76%	0
2011*	10.000000	9.560082	-4.40%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	15.639654	18.369204	17.45%	1,134
2018	16.645208	15.639654	-6.04%	1
2017	15.302100	16.645208	8.78%	702
2016	15.449483	15.302100	-0.95%	722
2015	16.480176	15.449483	-6.25%	1
2014	12.161900	16.480176	35.51%	502
2013	15.133745	12.161900	-19.64%	1
2012	15.086204	15.133745	0.32%	920
2011	10.580799	15.086204	42.58%	0
2010*	10.000000	10.580799	5.81%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	65.469584	116.861782	78.50%	0
2018	72.923790	65.469584	-10.22%	74
2017	43.604447	72.923790	67.24%	0
2016	40.405268	43.604447	7.92%	64
2015	35.799737	40.405268	12.86%	445
2014	26.527047	35.799737	34.96%	0
2013	14.912968	26.527047	77.88%	981
2012	11.222764	14.912968	32.88%	0
2011	11.432587	11.222764	-1.84%	0
2010*	10.000000	11.432587	14.33%	163
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.335323	0.164906	-50.82%	0
2018	0.381784	0.335323	-12.17%	0
2017	0.697895	0.381784	-45.29%	0
2016	0.880364	0.697895	-20.73%	0
2015	1.201638	0.880364	-26.74%	20,542
2014	1.882593	1.201638	-36.17%	0
2013	3.689084	1.882593	-48.97%	6,054
2012	5.732352	3.689084	-35.64%	0
2011	7.413943	5.732352	-22.68%	0
2010*	10.000000	7.413943	-25.86%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	18.176512	22.189307	22.08%	967
2018	17.783083	18.176512	2.21%	1,026
2017	16.177891	17.783083	9.92%	0
2016	14.150355	16.177891	14.33%	0
2015	15.217247	14.150355	-7.01%	0
2014	12.167400	15.217247	25.07%	543
2013	10.808075	12.167400	12.58%	0
2012	10.863534	10.808075	-0.51%	0
2011*	10.000000	10.863534	8.64%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2019	7.080079	9.031215	27.56%	4,293
2018	8.819121	7.080079	-19.72%	0
2017	7.891486	8.819121	11.75%	2,523
2016	6.241830	7.891486	26.43%	1,261
2015	6.603645	6.241830	-5.48%	0
2014	6.427117	6.603645	2.75%	0
2013	5.007731	6.427117	28.34%	0
2012	4.057855	5.007731	23.41%	0
2011	5.251875	4.057855	-22.74%	113
2010	4.676484	5.251875	12.30%	201
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	11.095750	13.386355	20.64%	0
2018	13.529003	11.095750	-17.99%	307
2017	11.213704	13.529003	20.65%	1,409
2016	8.625115	11.213704	30.01%	6,674
2015	10.497317	8.625115	-17.84%	53
2014	10.761351	10.497317	-2.45%	1,510
2013	10.698102	10.761351	0.59%	473
2012	9.725357	10.698102	10.00%	0
2011	11.717554	9.725357	-17.00%	0
2010	9.310702	11.717554	25.85%	585
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	36.133728	44.755069	23.86%	851
2018	40.164770	36.133728	-10.04%	0
2017	31.232216	40.164770	28.60%	33
2016	39.129391	31.232216	-20.18%	0
2015	36.308849	39.129391	7.77%	838
2014	27.541784	36.308849	31.83%	796
2013	17.977646	27.541784	53.20%	597
2012	13.307316	17.977646	35.10%	0
2011	12.111571	13.307316	9.87%	35
2010	11.012279	12.111571	9.98%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	2.595270	2.971645	14.50%	9,244
2018	3.077834	2.595270	-15.68%	7,959
2017	2.966472	3.077834	3.75%	7,410
2016	2.704478	2.966472	9.69%	4,199
2015	4.112065	2.704478	-34.23%	3,912
2014	6.272130	4.112065	-34.44%	4,028
2013	6.522641	6.272130	-3.84%	97
2012	6.659138	6.522641	-2.05%	2,582
2011	7.179671	6.659138	-7.25%	0
2010	6.689516	7.179671	7.33%	145
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	21.129342	25.679514	21.53%	409
2018	24.202333	21.129342	-12.70%	468
2017	21.842233	24.202333	10.81%	409
2016	20.855108	21.842233	4.73%	1,694
2015	19.761898	20.855108	5.53%	409
2014	17.661213	19.761898	11.89%	409
2013	13.860850	17.661213	27.42%	0
2012	12.794245	13.860850	8.34%	0
2011	11.319850	12.794245	13.02%	0
2010	9.714960	11.319850	16.52%	550
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	24.189347	35.439968	46.51%	0
2018	28.387697	24.189347	-14.79%	0
2017	18.025167	28.387697	57.49%	58
2016	13.878939	18.025167	29.87%	237
2015	14.584891	13.878939	-4.84%	0
2014	12.568455	14.584891	16.04%	2,017
2013	7.775515	12.568455	61.64%	0
2012	6.681022	7.775515	16.38%	0
2011	6.164378	6.681022	8.38%	0
2010	4.980285	6.164378	23.78%	854
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	16.199334	25.635044	58.25%	1,522
2018	18.679407	16.199334	-13.28%	0
2017	14.345610	18.679407	30.21%	1,191
2016	11.612885	14.345610	23.53%	1,426
2015	11.448029	11.612885	1.44%	5,177
2014	9.312396	11.448029	22.93%	506
2013	6.940476	9.312396	34.18%	0
2012	6.913266	6.940476	0.39%	0
2011	8.332150	6.913266	-17.03%	0
2010	7.655241	8.332150	8.84%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	5.827205	6.183682	6.12%	0
2018	7.871680	5.827205	-25.97%	382
2017	8.452585	7.871680	-6.87%	0
2016	6.476262	8.452585	30.52%	0
2015	9.342305	6.476262	-30.68%	0
2014	11.555530	9.342305	-19.15%	964
2013	9.420365	11.555530	22.67%	64
2012	9.259661	9.420365	1.74%	0
2011	9.899010	9.259661	-6.46%	38
2010	8.369168	9.899010	18.28%	201
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	2.579902	2.561467	-0.71%	4,559
2018	4.778129	2.579902	-46.01%	4,737
2017	5.911441	4.778129	-19.17%	4,890
2016	4.831433	5.911441	22.35%	6,483
2015	7.120129	4.831433	-32.14%	11,235
2014	10.142486	7.120129	-29.80%	4,618
2013	8.240286	10.142486	23.08%	1,300
2012	8.260939	8.240286	-0.25%	0
2011	9.166726	8.260939	-9.88%	0
2010	7.319984	9.166726	25.23%	352
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	5.404406	6.895700	27.59%	0
2018	6.713966	5.404406	-19.51%	0
2017	5.254819	6.713966	27.77%	6,484
2016	5.601556	5.254819	-6.19%	0
2015	6.074752	5.601556	-7.79%	0
2014	6.987303	6.074752	-13.06%	1,894
2013	5.676672	6.987303	23.09%	3,994
2012	4.696649	5.676672	20.87%	4,348
2011	5.570471	4.696649	-15.69%	351
2010	6.284029	5.570471	-11.36%	142
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	9.975370	12.692964	27.24%	0
2018	11.446412	9.975370	-12.85%	1,677
2017	9.968625	11.446412	14.82%	1,796
2016	8.662702	9.968625	15.08%	0
2015	9.081384	8.662702	-4.61%	1,065
2014	8.119440	9.081384	11.85%	798
2013	6.407080	8.119440	26.73%	0
2012	5.256674	6.407080	21.88%	113
2011	6.219138	5.256674	-15.48%	0
2010	5.473603	6.219138	13.62%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	17.565872	20.377339	16.01%	5,507
2018	18.675839	17.565872	-5.94%	6,358
2017	17.146467	18.675839	8.92%	4,523
2016	17.317019	17.146467	-0.98%	11,073
2015	18.366304	17.317019	-5.71%	15,795
2014	13.728227	18.366304	33.78%	30,357
2013	16.903373	13.728227	-18.78%	63
2012	16.517840	16.903373	2.33%	9,336
2011	11.750889	16.517840	40.57%	8,973
2010	10.742484	11.750889	9.39%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	24.100066	29.346731	21.77%	0
2018	23.959615	24.100066	0.59%	723
2017	19.628893	23.959615	22.06%	146
2016	21.878382	19.628893	-10.28%	0
2015	21.067189	21.878382	3.85%	2,179
2014	17.015942	21.067189	23.81%	1,732
2013	12.077289	17.015942	40.89%	1,090
2012	10.375586	12.077289	16.40%	986
2011	9.975702	10.375586	4.01%	971
2010	9.404407	9.975702	6.07%	405
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.419291	12.914872	13.10%	0
2018	11.594766	11.419291	-1.51%	0
2017	10.920623	11.594766	6.17%	0
2016	9.847758	10.920623	10.89%	0
2015	9.983016	9.847758	-1.35%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	25.178453	31.384712	24.65%	0
2018	26.182178	25.178453	-3.83%	146
2017	19.672353	26.182178	33.09%	987
2016	18.958996	19.672353	3.76%	142
2015	17.610903	18.958996	7.65%	267
2014	17.385931	17.610903	1.29%	1,405
2013	11.571594	17.385931	50.25%	508
2012	9.761024	11.571594	18.55%	67
2011	11.154758	9.761024	-12.49%	0
2010	9.296561	11.154758	19.99%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.578539	0.367292	-36.51%	0
2018	0.574104	0.578539	0.77%	0
2017	0.946570	0.574104	-39.35%	0
2016	1.354239	0.946570	-30.10%	0
2015	1.482164	1.354239	-8.63%	0
2014	1.906921	1.482164	-22.27%	0
2013	3.420630	1.906921	-44.25%	0
2012	4.440132	3.420630	-22.96%	0
2011	6.128322	4.440132	-27.55%	0
2010	8.848737	6.128322	-30.74%	10,090
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	3.174184	2.734377	-13.86%	0
2018	3.078411	3.174184	3.11%	0
2017	3.400705	3.078411	-9.48%	1,292
2016	3.526591	3.400705	-3.57%	174
2015	3.593399	3.526591	-1.86%	46
2014	4.816885	3.593399	-25.40%	0
2013	4.206470	4.816885	14.51%	83,470
2012	4.513606	4.206470	-6.80%	8,020
2011	6.531017	4.513606	-30.89%	0
2010	7.539434	6.531017	-13.38%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	2.273339	1.799849	-20.83%	0
2018	2.063298	2.273339	10.18%	0
2017	2.402151	2.063298	-14.11%	0
2016	2.989828	2.402151	-19.66%	0
2015	3.043626	2.989828	-1.77%	0
2014	3.463942	3.043626	-12.13%	0
2013	4.813800	3.463942	-28.04%	0
2012	5.935063	4.813800	-18.89%	0
2011	6.446662	5.935063	-7.94%	0
2010	8.685332	6.446662	-25.78%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	1.489960	1.065617	-28.48%	0
2018	1.542434	1.489960	-3.40%	2,221
2017	2.060584	1.542434	-25.15%	0
2016	2.291250	2.060584	-10.07%	0
2015	2.646937	2.291250	-13.44%	0
2014	3.274251	2.646937	-19.16%	0
2013	4.645161	3.274251	-29.51%	0
2012	5.747187	4.645161	-19.18%	0
2011	6.432888	5.747187	-10.66%	0
2010	8.224020	6.432888	-21.78%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	2.092769	1.650497	-21.13%	0
2018	1.895541	2.092769	10.40%	0
2017	2.205357	1.895541	-14.05%	0
2016	2.784459	2.205357	-20.80%	0
2015	2.799847	2.784459	-0.55%	31,148
2014	3.091720	2.799847	-9.44%	0
2013	4.500173	3.091720	-31.30%	517
2012	5.534415	4.500173	-18.69%	0
2011	6.029645	5.534415	-8.21%	0
2010	8.385691	6.029645	-28.10%	1,747
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	2.694319	2.063492	-23.41%	0
2018	2.608598	2.694319	3.29%	0
2017	3.176787	2.608598	-17.89%	0
2016	3.633813	3.176787	-12.58%	1,802
2015	3.827290	3.633813	-5.06%	1,802
2014	4.503240	3.827290	-15.01%	1,802
2013	6.168333	4.503240	-26.99%	1,230
2012	7.478666	6.168333	-17.52%	0
2011	8.275974	7.478666	-9.63%	1,380
2010	10.031300	8.275974	-17.50%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	12.891809	17.806844	38.13%	0
2018	16.841260	12.891809	-23.45%	0
2017	11.278233	16.841260	49.33%	3,069
2016	10.427726	11.278233	8.16%	0
2015	9.371739	10.427726	11.27%	47
2014	11.151457	9.371739	-15.96%	0
2013	7.195196	11.151457	54.98%	887
2012	6.030063	7.195196	19.32%	0
2011	8.541909	6.030063	-29.41%	0
2010	7.429441	8.541909	14.97%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	18.318729	23.528660	28.44%	1
2018	21.301230	18.318729	-14.00%	10
2017	17.850387	21.301230	19.33%	2
2016	16.398534	17.850387	8.85%	511
2015	16.455812	16.398534	-0.35%	241
2014	15.409783	16.455812	6.79%	1,612
2013	10.891451	15.409783	41.49%	356
2012	9.036279	10.891451	20.53%	64
2011	8.877633	9.036279	1.79%	0
2010	6.855467	8.877633	29.50%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	19.802708	26.778035	35.22%	0
2018	24.729887	19.802708	-19.92%	0
2017	20.328523	24.729887	21.65%	0
2016	15.782804	20.328523	28.80%	59
2015	16.811054	15.782804	-6.12%	429
2014	15.116873	16.811054	11.21%	2,703
2013	10.128034	15.116873	49.26%	28,078
2012	8.199584	10.128034	23.52%	3,100
2011	8.931162	8.199584	-8.19%	0
2010	6.535411	8.931162	36.66%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	52.576446	94.285266	79.33%	51
2018	58.353937	52.576446	-9.90%	1
2017	34.654198	58.353937	68.39%	259
2016	31.826116	34.654198	8.89%	1,490
2015	27.946744	31.826116	13.88%	9,065
2014	20.596459	27.946744	35.69%	17,803
2013	11.503515	20.596459	79.04%	35,941
2012	8.633027	11.503515	33.25%	0
2011	8.748521	8.633027	-1.32%	0
2010	6.432246	8.748521	36.01%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	28.804685	39.166294	35.97%	679
2018	29.528228	28.804685	-2.45%	0
2017	22.666846	29.528228	30.27%	536
2016	21.527242	22.666846	5.29%	0
2015	20.018397	21.527242	7.54%	7,427
2014	17.156291	20.018397	16.68%	8,410
2013	12.827648	17.156291	33.74%	6,118
2012	11.057381	12.827648	16.01%	7,170
2011	10.893350	11.057381	1.51%	1,657
2010	9.254034	10.893350	17.71%	184
Rydex Variable Trust - Nova Fund - Q/NQ
2019	19.516059	28.122541	44.10%	1,093
2018	21.905360	19.516059	-10.91%	1,561
2017	16.731088	21.905360	30.93%	1,093
2016	14.552354	16.731088	14.97%	1,747
2015	14.753530	14.552354	-1.36%	4,094
2014	12.522498	14.753530	17.82%	2,816
2013	8.459887	12.522498	48.02%	40,404
2012	6.965785	8.459887	21.45%	37
2011	7.094057	6.965785	-1.81%	0
2010	5.952082	7.094057	19.19%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	4.568817	6.908408	51.21%	7,110
2018	5.514647	4.568817	-17.15%	37,918
2017	5.183495	5.514647	6.39%	7,580
2016	3.152135	5.183495	64.44%	8,229
2015	4.556660	3.152135	-30.82%	9,571
2014	5.549044	4.556660	-17.88%	8,297
2013	10.362912	5.549044	-46.45%	5,215
2012	10.876575	10.362912	-4.72%	476
2011	14.434583	10.876575	-24.65%	477
2010	10.522410	14.434583	37.18%	270
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	12.913514	15.964304	23.62%	91
2018	14.026610	12.913514	-7.94%	1,193
2017	13.237314	14.026610	5.96%	0
2016	12.095850	13.237314	9.44%	0
2015	12.490320	12.095850	-3.16%	2,453
2014	10.389410	12.490320	20.22%	1,153
2013	10.060548	10.389410	3.27%	2,359
2012	8.556835	10.060548	17.57%	3,779
2011	8.421995	8.556835	1.60%	2,003
2010	6.789017	8.421995	24.05%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	19.642081	24.290683	23.67%	0
2018	20.431348	19.642081	-3.86%	8
2017	18.227696	20.431348	12.09%	0
2016	18.291724	18.227696	-0.35%	0
2015	18.659031	18.291724	-1.97%	0
2014	17.284929	18.659031	7.95%	6,363
2013	12.811712	17.284929	34.92%	0
2012	11.043549	12.811712	16.01%	0
2011	10.556352	11.043549	4.62%	0
2010	8.490886	10.556352	24.33%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	16.137670	21.702906	34.49%	1,317
2018	20.195672	16.137670	-20.09%	0
2017	16.937555	20.195672	19.24%	0
2016	13.072253	16.937555	29.57%	275
2015	14.471199	13.072253	-9.67%	1,641
2014	13.966974	14.471199	3.61%	10,710
2013	8.866158	13.966974	57.53%	6,687
2012	7.308881	8.866158	21.31%	0
2011	8.377353	7.308881	-12.75%	0
2010	6.117056	8.377353	36.95%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	19.921939	32.165921	61.46%	0
2018	23.704565	19.921939	-15.96%	1,549
2017	16.627857	23.704565	42.56%	1,611
2016	13.900273	16.627857	19.62%	1,799
2015	14.227273	13.900273	-2.30%	2,560
2014	11.488065	14.227273	23.84%	10,092
2013	6.853835	11.488065	67.62%	3,668
2012	5.331854	6.853835	28.55%	15,877
2011	5.587246	5.331854	-4.57%	0
2010	4.482286	5.587246	24.65%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	22.649758	28.488158	25.78%	4,224
2018	24.159699	22.649758	-6.25%	4,897
2017	19.548503	24.159699	23.59%	4,610
2016	19.181768	19.548503	1.91%	5,995
2015	19.100871	19.181768	0.42%	6,492
2014	17.101798	19.100871	11.69%	11,336
2013	12.180761	17.101798	40.40%	7,349
2012	10.820430	12.180761	12.57%	4,515
2011	11.010916	10.820430	-1.73%	430
2010	8.864101	11.010916	24.22%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	16.418509	20.107617	22.47%	3,936
2018	19.065342	16.418509	-13.88%	5,018
2017	16.562511	19.065342	15.11%	3,347
2016	14.200124	16.562511	16.64%	4,854
2015	15.772354	14.200124	-9.97%	9,125
2014	14.309586	15.772354	10.22%	11,014
2013	9.915257	14.309586	44.32%	4,596
2012	8.165271	9.915257	21.43%	6,944
2011	8.487483	8.165271	-3.80%	1,475
2010	7.100443	8.487483	19.53%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	20.184362	23.143653	14.66%	151
2018	23.854202	20.184362	-15.38%	1,034
2017	20.216794	23.854202	17.99%	159
2016	19.813861	20.216794	2.03%	538
2015	19.683750	19.813861	0.66%	4,120
2014	20.124934	19.683750	-2.19%	8,530
2013	15.111165	20.124934	33.18%	4,532
2012	13.106268	15.111165	15.30%	0
2011	13.279185	13.106268	-1.30%	700
2010	10.081562	13.279185	31.72%	263

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	14.956739	18.196712	21.66%	851
2018	18.581604	14.956739	-19.51%	1,274
2017	16.529620	18.581604	12.41%	851
2016	12.908536	16.529620	28.05%	3,797
2015	14.742038	12.908536	-12.44%	1,290
2014	13.903649	14.742038	6.03%	2,166
2013	10.304999	13.903649	34.92%	90
2012	8.866386	10.304999	16.23%	3,878
2011	9.611541	8.866386	-7.75%	377
2010	8.053266	9.611541	19.35%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	20.067060	22.443441	11.84%	457
2018	22.203822	20.067060	-9.62%	9
2017	19.252416	22.203822	15.33%	6,018
2016	16.326481	19.252416	17.92%	5,941
2015	16.494824	16.326481	-1.02%	2,179
2014	16.602777	16.494824	-0.65%	2,353
2013	11.826400	16.602777	40.39%	14,721
2012	10.762283	11.826400	9.89%	0
2011	10.464687	10.762283	2.84%	0
2010	8.399649	10.464687	24.58%	355
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	12.757150	15.294921	19.89%	4,055
2018	16.168203	12.757150	-21.10%	1,877
2017	16.318961	16.168203	-0.92%	2,314
2016	12.468131	16.318961	30.89%	15,691
2015	14.515526	12.468131	-14.10%	6,351
2014	14.421189	14.515526	0.65%	2,229
2013	10.162981	14.421189	41.90%	10,273
2012	8.497821	10.162981	19.60%	3,748
2011	9.445261	8.497821	-10.03%	0
2010	7.599604	9.445261	24.29%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	8.633430	8.972954	3.93%	4
2018	7.771538	8.633430	11.09%	455
2017	9.498662	7.771538	-18.18%	0
2016	8.935037	9.498662	6.31%	1,632
2015	7.934186	8.935037	12.61%	145
2014	6.496370	7.934186	22.13%	13,861
2013	6.738928	6.496370	-3.60%	3,276
2012	7.237696	6.738928	-6.89%	0
2011	7.609185	7.237696	-4.88%	0
2010	8.020361	7.609185	-5.13%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	19.734719	27.399249	38.84%	1,412
2018	20.165734	19.734719	-2.14%	179
2017	15.303738	20.165734	31.77%	172
2016	13.868088	15.303738	10.35%	173
2015	13.805117	13.868088	0.46%	1,158
2014	12.602970	13.805117	9.54%	2,220
2013	9.369313	12.602970	34.51%	1,447
2012	8.421499	9.369313	11.25%	1,021
2011	9.335320	8.421499	-9.79%	1,073
2010	8.387127	9.335320	11.31%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	8.469976	9.526681	12.48%	2,149
2018	9.002371	8.469976	-5.91%	3,966
2017	8.560117	9.002371	5.17%	2,291
2016	7.338806	8.560117	16.64%	2,362
2015	7.919673	7.338806	-7.33%	2,435
2014	7.768300	7.919673	1.95%	2,507
2013	6.656639	7.768300	16.70%	0
2012	6.389760	6.656639	4.18%	0
2011	7.513589	6.389760	-14.96%	0
2010	6.604394	7.513589	13.77%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	16.330054	19.832598	21.45%	0
2018	20.559878	16.330054	-20.57%	0
2017	16.959700	20.559878	21.23%	2,188
2016	14.788980	16.959700	14.68%	7,107
2015	17.326441	14.788980	-14.65%	562
2014	14.201686	17.326441	22.00%	480
2013	9.489274	14.201686	49.66%	252
2012	8.123121	9.489274	16.82%	84
2011	9.198966	8.123121	-11.70%	55
2010	7.459026	9.198966	23.33%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	17.454293	20.638151	18.24%	0
2018	16.928642	17.454293	3.11%	191
2017	15.348271	16.928642	10.30%	0
2016	13.279025	15.348271	15.58%	1,876
2015	14.428083	13.279025	-7.96%	0
2014	11.817171	14.428083	22.09%	7,963
2013	10.468028	11.817171	12.89%	272
2012	10.420210	10.468028	0.46%	0
2011	9.019188	10.420210	15.53%	9,556
2010	8.493706	9.019188	6.19%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.357563	5.064755	-5.47%	0
2018	6.102691	5.357563	-12.21%	0
2017	5.148209	6.102691	18.54%	0
2016	5.676238	5.148209	-9.30%	0
2015	6.869388	5.676238	-17.37%	1,270
2014	8.854838	6.869388	-22.42%	0
2013	9.170955	8.854838	-3.45%	896
2012	9.159536	9.170955	0.12%	2,060
2011	9.571907	9.159536	-4.31%	735
2010	10.206906	9.571907	-6.22%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	11.010368	11.613287	5.48%	1,407
2018	10.348592	11.010368	6.39%	1,873
2017	10.155692	10.348592	1.90%	7,810
2016	9.978253	10.155692	1.78%	7,817
2015	10.135261	9.978253	-1.55%	10,425
2014	10.063249	10.135261	0.72%	746
2013*	10.000000	10.063249	0.63%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	8.989353	12.391369	37.84%	0
2018	10.846637	8.989353	-17.12%	0
2017*	10.000000	10.846637	8.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.602336	5.115110	11.14%	0
2018	6.459060	4.602336	-28.75%	0
2017	6.613516	6.459060	-2.34%	0
2016	4.632019	6.613516	42.78%	0
2015	7.005424	4.632019	-33.88%	705
2014	8.716383	7.005424	-19.63%	1,305
2013	7.937285	8.716383	9.82%	0
2012	7.727650	7.937285	2.71%	0
2011*	10.000000	7.727650	-22.72%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.841974	8.42%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	13.926962	16.330322	17.26%	0
2018	15.001442	13.926962	-7.16%	0
2017	13.078876	15.001442	14.70%	0
2016	12.623178	13.078876	3.61%	0
2015	12.562430	12.623178	0.48%	0
2014	11.823180	12.562430	6.25%	0
2013	10.250471	11.823180	15.34%	0
2012	9.114246	10.250471	12.47%	0
2011*	10.000000	9.114246	-8.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.684798	8.903239	15.86%	0
2018*	10.000000	7.684798	-23.15%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.834851	9.358629	19.45%	0
2018	9.746084	7.834851	-19.61%	0
2017	9.907623	9.746084	-1.63%	0
2016	7.093428	9.907623	39.67%	0
2015	11.519248	7.093428	-38.42%	0
2014	10.376186	11.519248	11.02%	0
2013*	10.000000	10.376186	3.76%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.574629	16.056279	38.72%	0
2018	13.340211	11.574629	-13.24%	0
2017	10.761513	13.340211	23.96%	0
2016	10.047091	10.761513	7.11%	0
2015	10.263252	10.047091	-2.11%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.508593	11.352557	8.03%	0
2018	10.901062	10.508593	-3.60%	0
2017	10.599550	10.901062	2.84%	0
2016	10.235708	10.599550	3.55%	0
2015	10.579345	10.235708	-3.25%	0
2014	10.323992	10.579345	2.47%	0
2013	11.371475	10.323992	-9.21%	0
2012	10.674968	11.371475	6.52%	0
2011*	10.000000	10.674968	6.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.537413	14.186145	22.96%	0
2018	12.488618	11.537413	-7.62%	0
2017	10.448562	12.488618	19.52%	0
2016	9.281183	10.448562	12.58%	0
2015*	10.000000	9.281183	-7.19%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	10.933190	13.777748	26.02%	0
2018	12.131996	10.933190	-9.88%	0
2017	11.245849	12.131996	7.88%	0
2016	9.409278	11.245849	19.52%	0
2015*	10.000000	9.409278	-5.91%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	10.155598	11.849303	16.68%	0
2018	11.038058	10.155598	-7.99%	0
2017	9.877454	11.038058	11.75%	0
2016	9.593807	9.877454	2.96%	0
2015	9.847700	9.593807	-2.58%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	12.870825	16.757084	30.19%	0
2018	14.547203	12.870825	-11.52%	0
2017	11.673106	14.547203	24.62%	0
2016	11.553509	11.673106	1.04%	0
2015	11.648894	11.553509	-0.82%	0
2014	11.525796	11.648894	1.07%	0
2013*	10.000000	11.525796	15.26%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.993091	10.819919	8.27%	0
2018	10.147335	9.993091	-1.52%	0
2017	9.911177	10.147335	2.38%	0
2016*	10.000000	9.911177	-0.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.677471	12.839976	20.25%	0
2018	11.352212	10.677471	-5.94%	0
2017	9.974967	11.352212	13.81%	0
2016	9.471730	9.974967	5.31%	0
2015	9.944428	9.471730	-4.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.859712	14.995542	26.44%	0
2018	12.913571	11.859712	-8.16%	0
2017	11.174688	12.913571	15.56%	0
2016*	10.000000	11.174688	11.75%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.336632	15.578940	16.81%	0
2018	14.547271	13.336632	-8.32%	0
2017	12.896416	14.547271	12.80%	0
2016	12.523607	12.896416	2.98%	0
2015	12.752247	12.523607	-1.79%	0
2014	12.611388	12.752247	1.12%	0
2013	11.111297	12.611388	13.50%	0
2012	10.185908	11.111297	9.08%	0
2011	10.655763	10.185908	-4.41%	0
2010*	10.000000	10.655763	6.56%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.525651	13.703589	18.90%	0
2018	13.780695	11.525651	-16.36%	0
2017	12.075367	13.780695	14.12%	0
2016	10.566247	12.075367	14.28%	0
2015	10.926382	10.566247	-3.30%	0
2014*	10.000000	10.926382	9.26%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.752915	11.273386	15.59%	0
2018	10.241549	9.752915	-4.77%	0
2017*	10.000000	10.241549	2.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.340102	5.651784	5.84%	0
2018	6.093765	5.340102	-12.37%	0
2017	6.050997	6.093765	0.71%	0
2016	5.445129	6.050997	11.13%	0
2015	7.328204	5.445129	-25.70%	0
2014	8.901624	7.328204	-17.68%	0
2013	10.000595	8.901624	-10.99%	0
2012	10.297174	10.000595	-2.88%	0
2011	11.883475	10.297174	-13.35%	0
2010*	10.000000	11.883475	18.83%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.567518	11.225048	6.22%	0
2018	10.662368	10.567518	-0.89%	0
2017	10.390435	10.662368	2.62%	0
2016	9.613952	10.390435	8.08%	0
2015*	10.000000	9.613952	-3.86%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.273001	10.602653	28.16%	0
2018*	10.000000	8.273001	-17.27%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	13.006502	15.226468	17.07%	0
2018	13.891918	13.006502	-6.37%	0
2017	12.311679	13.891918	12.84%	0
2016	12.068022	12.311679	2.02%	0
2015	12.172665	12.068022	-0.86%	0
2014	11.626886	12.172665	4.69%	0
2013	10.161896	11.626886	14.42%	0
2012	9.127277	10.161896	11.34%	0
2011*	10.000000	9.127277	-8.73%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.432284	14.075669	23.12%	0
2018	12.060579	11.432284	-5.21%	0
2017	10.470193	12.060579	15.19%	0
2016*	10.000000	10.470193	4.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.022280	13.897996	26.09%	0
2018	12.148828	11.022280	-9.27%	0
2017	10.871319	12.148828	11.75%	0
2016	9.310034	10.871319	16.77%	0
2015*	10.000000	9.310034	-6.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.774699	15.147291	28.64%	0
2018	13.071792	11.774699	-9.92%	0
2017	11.299850	13.071792	15.68%	0
2016*	10.000000	11.299850	13.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.577471	18.045095	32.90%	0
2018	13.746975	13.577471	-1.23%	0
2017	10.278835	13.746975	33.74%	0
2016	10.304824	10.278835	-0.25%	0
2015*	10.000000	10.304824	3.05%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.501301	11.955817	13.85%	0
2018	10.984849	10.501301	-4.40%	0
2017	10.357181	10.984849	6.06%	0
2016	9.144776	10.357181	13.26%	0
2015*	10.000000	9.144776	-8.55%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.161565	11.028235	8.53%	0
2018	10.325235	10.161565	-1.59%	0
2017	10.008747	10.325235	3.16%	0
2016*	10.000000	10.008747	0.09%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.496704	11.582707	21.97%	0
2018	10.234314	9.496704	-7.21%	0
2017*	10.000000	10.234314	2.34%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.603154	11.639107	9.77%	0
2018	10.999622	10.603154	-3.60%	0
2017	10.310156	10.999622	6.69%	0
2016	9.621665	10.310156	7.16%	0
2015	9.890730	9.621665	-2.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	15.219148	18.095597	18.90%	0
2018	16.980997	15.219148	-10.38%	0
2017	15.286484	16.980997	11.09%	0
2016	13.614926	15.286484	12.28%	0
2015	14.633941	13.614926	-6.96%	0
2014	14.343441	14.633941	2.03%	0
2013	11.682184	14.343441	22.78%	0
2012	10.210984	11.682184	14.41%	0
2011	10.454340	10.210984	-2.33%	0
2010*	10.000000	10.454340	4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.835818	13.626608	15.13%	0
2018	12.468442	11.835818	-5.07%	0
2017	11.460180	12.468442	8.80%	0
2016	10.131584	11.460180	13.11%	0
2015	10.988445	10.131584	-7.80%	0
2014	10.588323	10.988445	3.78%	0
2013*	10.000000	10.588323	5.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	12.133209	14.969109	23.37%	0
2018	13.777083	12.133209	-11.93%	0
2017	12.788358	13.777083	7.73%	0
2016	11.491962	12.788358	11.28%	0
2015	12.023500	11.491962	-4.42%	0
2014	11.465917	12.023500	4.86%	0
2013*	10.000000	11.465917	14.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.855642	9.973597	1.20%	0
2018	9.746677	9.855642	1.12%	0
2017	9.639436	9.746677	1.11%	0
2016	9.439587	9.639436	2.12%	0
2015*	10.000000	9.439587	-5.60%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.907771	12.112089	11.04%	0
2018	11.494587	10.907771	-5.11%	0
2017	10.243917	11.494587	12.21%	0
2016	9.897037	10.243917	3.50%	0
2015	10.593056	9.897037	-6.57%	0
2014	10.273166	10.593056	3.11%	0
2013*	10.000000	10.273166	2.73%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	9.957660	10.061123	1.04%	0
2018	9.902937	9.957660	0.55%	0
2017	9.858790	9.902937	0.45%	0
2016	9.843498	9.858790	0.16%	0
2015	9.979265	9.843498	-1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.437634	10.188046	7.95%	0
2018*	10.000000	9.437634	-5.62%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.434191	6.902398	7.28%	0
2018	7.130020	6.434191	-9.76%	0
2017	6.611564	7.130020	7.84%	0
2016	7.819283	6.611564	-15.45%	0
2015	8.006288	7.819283	-2.34%	0
2014	7.200719	8.006288	11.19%	0
2013	7.075580	7.200719	1.77%	0
2012	8.032794	7.075580	-11.92%	0
2011	8.862013	8.032794	-9.36%	0
2010	9.260945	8.862013	-4.31%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	10.185268	10.663375	4.69%	0
2018	11.793435	10.185268	-13.64%	0
2017	10.350892	11.793435	13.94%	0
2016	10.366244	10.350892	-0.15%	0
2015	10.319805	10.366244	0.45%	0
2014	10.120184	10.319805	1.97%	0
2013	8.685508	10.120184	16.52%	0
2012	8.384190	8.685508	3.59%	0
2011	9.045261	8.384190	-7.31%	0
2010	8.199184	9.045261	10.32%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.624891	8.984809	4.17%	0
2018	9.159650	8.624891	-5.84%	0
2017	8.906054	9.159650	2.85%	0
2016	9.021311	8.906054	-1.28%	0
2015	8.928989	9.021311	1.03%	0
2014	8.600265	8.928989	3.82%	0
2013	8.528621	8.600265	0.84%	0
2012	8.410423	8.528621	1.41%	0
2011	8.200843	8.410423	2.56%	0
2010	7.785684	8.200843	5.33%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.255594	12.014534	6.74%	0
2018	11.438847	11.255594	-1.60%	0
2017	11.144954	11.438847	2.64%	0
2016	10.348470	11.144954	7.70%	0
2015	10.356480	10.348470	-0.08%	0
2014	10.197210	10.356480	1.56%	0
2013*	10.000000	10.197210	1.97%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	11.107501	12.658491	13.96%	0
2018	12.003112	11.107501	-7.46%	0
2017	11.016530	12.003112	8.96%	0
2016	9.958380	11.016530	10.63%	0
2015	10.500746	9.958380	-5.17%	0
2014	10.013632	10.500746	4.86%	0
2013*	10.000000	10.013632	0.14%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.739966	17.917245	30.40%	0
2018	15.993411	13.739966	-14.09%	0
2017	11.826648	15.993411	35.23%	0
2016	11.940518	11.826648	-0.95%	0
2015	11.610430	11.940518	2.84%	0
2014	11.468270	11.610430	1.24%	0
2013*	10.000000	11.468270	14.68%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.861675	15.537394	20.80%	0
2018	13.711734	12.861675	-6.20%	0
2017	11.686561	13.711734	17.33%	0
2016	12.091074	11.686561	-3.35%	0
2015	13.298521	12.091074	-9.08%	0
2014	14.150788	13.298521	-6.02%	0
2013	11.399895	14.150788	24.13%	0
2012	9.642914	11.399895	18.22%	0
2011	10.475370	9.642914	-7.95%	0
2010*	10.000000	10.475370	4.75%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.094524	10.658501	17.20%	0
2018	11.257233	9.094524	-19.21%	0
2017	8.877518	11.257233	26.81%	0
2016	7.409301	8.877518	19.82%	0
2015	9.342822	7.409301	-20.70%	0
2014	9.876118	9.342822	-5.40%	0
2013*	10.000000	9.876118	-1.24%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.707146	12.109961	13.10%	0
2018	11.262924	10.707146	-4.93%	0
2017	10.471118	11.262924	7.56%	0
2016	9.150123	10.471118	14.44%	0
2015	9.820856	9.150123	-6.83%	0
2014	10.051783	9.820856	-2.30%	0
2013*	10.000000	10.051783	0.52%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.123478	10.887046	7.54%	0
2018	10.311421	10.123478	-1.82%	0
2017	10.007683	10.311421	3.04%	0
2016*	10.000000	10.007683	0.08%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.733943	14.204620	21.06%	0
2018	12.143512	11.733943	-3.37%	0
2017	10.968410	12.143512	10.71%	0
2016*	10.000000	10.968410	9.68%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	12.080676	13.697911	13.39%	0
2018	12.793013	12.080676	-5.57%	0
2017	11.661508	12.793013	9.70%	0
2016	11.091866	11.661508	5.14%	0
2015	11.466915	11.091866	-3.27%	0
2014	11.088407	11.466915	3.41%	0
2013	10.298127	11.088407	7.67%	0
2012	9.501166	10.298127	8.39%	0
2011*	10.000000	9.501166	-4.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	12.053410	13.651209	13.26%	0
2018	13.072001	12.053410	-7.79%	0
2017	12.024567	13.072001	8.71%	0
2016	10.961496	12.024567	9.70%	0
2015	11.181284	10.961496	-1.97%	0
2014	10.954813	11.181284	2.07%	0
2013	12.102911	10.954813	-9.49%	0
2012	10.350498	12.102911	16.93%	0
2011*	10.000000	10.350498	3.50%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.581849	13.422454	26.84%	0
2018	11.581320	10.581849	-8.63%	0
2017	10.373240	11.581320	11.65%	0
2016	9.095371	10.373240	14.05%	0
2015	10.647083	9.095371	-14.57%	0
2014*	10.000000	10.647083	6.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	12.230518	14.323250	17.11%	0
2018	13.431074	12.230518	-8.94%	0
2017	12.341121	13.431074	8.83%	0
2016	12.063722	12.341121	2.30%	0
2015	12.335931	12.063722	-2.21%	0
2014	10.922508	12.335931	12.94%	0
2013	10.728016	10.922508	1.81%	0
2012	8.322577	10.728016	28.90%	0
2011*	10.000000	8.322577	-16.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	12.079292	14.108596	16.80%	0
2018	13.044489	12.079292	-7.40%	0
2017	11.339119	13.044489	15.04%	0
2016	10.835071	11.339119	4.65%	0
2015	11.685455	10.835071	-7.28%	0
2014	11.549156	11.685455	1.18%	0
2013	10.057875	11.549156	14.83%	0
2012	8.917758	10.057875	12.78%	0
2011*	10.000000	8.917758	-10.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.047163	19.227092	19.82%	0
2018	17.024970	16.047163	-5.74%	0
2017	14.821204	17.024970	14.87%	0
2016	13.706849	14.821204	8.13%	0
2015	13.682729	13.706849	0.18%	0
2014	13.137444	13.682729	4.15%	0
2013	10.742106	13.137444	22.30%	0
2012	9.358163	10.742106	14.79%	0
2011*	10.000000	9.358163	-6.42%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.508610	11.380313	8.30%	0
2018	10.848207	10.508610	-3.13%	0
2017	10.284320	10.848207	5.48%	0
2016	9.541971	10.284320	7.78%	0
2015	9.905203	9.541971	-3.67%	0
2014	9.611787	9.905203	3.05%	0
2013*	10.000000	9.611787	-3.88%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.800136	12.314912	14.03%	0
2018	11.895353	10.800136	-9.21%	0
2017	10.124678	11.895353	17.49%	0
2016*	10.000000	10.124678	1.25%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.128861	10.709562	5.73%	0
2018*	10.000000	10.128861	1.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	11.014214	12.536648	13.82%	0
2018	11.446820	11.014214	-3.78%	0
2017	10.808571	11.446820	5.91%	0
2016	9.544388	10.808571	13.25%	0
2015	9.878928	9.544388	-3.39%	0
2014*	10.000000	9.878928	-1.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.883554	16.370058	27.06%	0
2018	13.672663	12.883554	-5.77%	0
2017	11.047330	13.672663	23.76%	0
2016*	10.000000	11.047330	10.47%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	13.263167	17.477506	31.77%	0
2018	16.045424	13.263167	-17.34%	0
2017	12.884339	16.045424	24.53%	0
2016	13.317133	12.884339	-3.25%	0
2015	13.512954	13.317133	-1.45%	0
2014	13.808601	13.512954	-2.14%	0
2013	11.496767	13.808601	20.11%	0
2012	10.032624	11.496767	14.59%	0
2011	11.190237	10.032624	-10.34%	0
2010*	10.000000	11.190237	11.90%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.341537	18.396202	28.27%	0
2018	14.458253	14.341537	-0.81%	0
2017	12.092722	14.458253	19.56%	0
2016	10.943615	12.092722	10.50%	0
2015	10.929635	10.943615	0.13%	0
2014*	10.000000	10.929635	9.30%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	16.929896	20.818440	22.97%	0
2018	19.121882	16.929896	-11.46%	0
2017	16.090073	19.121882	18.84%	0
2016	14.967653	16.090073	7.50%	0
2015	15.357689	14.967653	-2.54%	0
2014	14.815306	15.357689	3.66%	0
2013	11.534853	14.815306	28.44%	0
2012	10.010994	11.534853	15.22%	0
2011	10.779097	10.010994	-7.13%	0
2010*	10.000000	10.779097	7.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	14.240070	16.411636	15.25%	0
2018	15.309889	14.240070	-6.99%	0
2017	13.773172	15.309889	11.16%	0
2016	13.084714	13.773172	5.26%	0
2015	13.331449	13.084714	-1.85%	0
2014	12.885223	13.331449	3.46%	0
2013	11.328662	12.885223	13.74%	0
2012	10.282854	11.328662	10.17%	0
2011	10.506944	10.282854	-2.13%	0
2010*	10.000000	10.506944	5.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	15.632217	18.645845	19.28%	0
2018	17.159104	15.632217	-8.90%	0
2017	14.936351	17.159104	14.88%	0
2016	14.029311	14.936351	6.47%	0
2015	14.332872	14.029311	-2.12%	0
2014	13.800200	14.332872	3.86%	0
2013	11.473810	13.800200	20.28%	0
2012	10.177998	11.473810	12.73%	0
2011	10.626269	10.177998	-4.22%	0
2010*	10.000000	10.626269	6.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.308100	13.512453	9.79%	0
2018	12.739769	12.308100	-3.39%	0
2017	12.074493	12.739769	5.51%	0
2016	11.634897	12.074493	3.78%	0
2015	11.815431	11.634897	-1.53%	0
2014	11.526147	11.815431	2.51%	0
2013	11.072900	11.526147	4.09%	0
2012	10.383759	11.072900	6.64%	0
2011	10.321701	10.383759	0.60%	0
2010*	10.000000	10.321701	3.22%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.896305	12.306481	12.94%	0
2018	11.813020	10.896305	-7.76%	0
2017	10.375955	11.813020	13.85%	0
2016	9.908828	10.375955	4.71%	0
2015	10.436873	9.908828	-5.06%	0
2014	10.288503	10.436873	1.44%	0
2013*	10.000000	10.288503	2.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.118271	12.729525	14.49%	0
2018	12.061542	11.118271	-7.82%	0
2017	10.322156	12.061542	16.85%	0
2016	9.796580	10.322156	5.36%	0
2015	10.381856	9.796580	-5.64%	0
2014	10.360577	10.381856	0.21%	0
2013*	10.000000	10.360577	3.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	14.971283	17.546240	17.20%	0
2018	16.243776	14.971283	-7.83%	0
2017	14.367440	16.243776	13.06%	0
2016	13.568602	14.367440	5.89%	0
2015	13.825367	13.568602	-1.86%	0
2014	13.327762	13.825367	3.73%	0
2013	11.404696	13.327762	16.86%	0
2012	10.231278	11.404696	11.47%	0
2011	10.559946	10.231278	-3.11%	0
2010*	10.000000	10.559946	5.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	16.114540	19.539369	21.25%	0
2018	17.951144	16.114540	-10.23%	0
2017	15.326210	17.951144	17.13%	0
2016	14.359418	15.326210	6.73%	0
2015	14.696791	14.359418	-2.30%	0
2014	14.168948	14.696791	3.73%	0
2013	11.493080	14.168948	23.28%	0
2012	10.111182	11.493080	13.67%	0
2011	10.692033	10.111182	-5.43%	0
2010*	10.000000	10.692033	6.92%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.657456	15.485789	13.39%	0
2018	14.456804	13.657456	-5.53%	0
2017	13.262063	14.456804	9.01%	0
2016	12.612275	13.262063	5.15%	0
2015	12.850855	12.612275	-1.86%	0
2014	12.446401	12.850855	3.25%	0
2013	11.279168	12.446401	10.35%	0
2012	10.332555	11.279168	9.16%	0
2011	10.443963	10.332555	-1.07%	0
2010*	10.000000	10.443963	4.44%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.275921	11.049646	7.53%	0
2018	10.397119	10.275921	-1.17%	0
2017	10.163551	10.397119	2.30%	0
2016	10.018701	10.163551	1.45%	0
2015	10.085186	10.018701	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.259594	12.241075	8.72%	0
2018	11.518310	11.259594	-2.25%	0
2017	11.189456	11.518310	2.94%	0
2016	10.915326	11.189456	2.51%	0
2015	11.060550	10.915326	-1.31%	0
2014	10.630800	11.060550	4.04%	0
2013	10.940683	10.630800	-2.83%	0
2012	10.296247	10.940683	6.26%	0
2011*	10.000000	10.296247	2.96%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.429913	15.955778	18.81%	0
2018	15.074194	13.429913	-10.91%	0
2017	12.890099	15.074194	16.94%	0
2016	11.665410	12.890099	10.50%	0
2015	12.143057	11.665410	-3.93%	0
2014	11.869610	12.143057	2.30%	0
2013*	10.000000	11.869610	18.70%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.729291	14.838929	16.57%	0
2018	13.920881	12.729291	-8.56%	0
2017	12.327690	13.920881	12.92%	0
2016	11.424981	12.327690	7.90%	0
2015	11.723616	11.424981	-2.55%	0
2014	11.602466	11.723616	1.04%	0
2013*	10.000000	11.602466	16.02%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	9.923157	12.102476	21.96%	0
2018	12.113374	9.923157	-18.08%	0
2017	8.629377	12.113374	40.37%	0
2016	8.075626	8.629377	6.86%	0
2015	9.690880	8.075626	-16.67%	0
2014*	10.000000	9.690880	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.143369	10.693148	5.42%	0
2018	10.230523	10.143369	-0.85%	0
2017	10.102245	10.230523	1.27%	0
2016	10.108524	10.102245	-0.06%	0
2015	10.201133	10.108524	-0.91%	0
2014*	10.000000	10.201133	2.01%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.424786	9.492209	0.72%	0
2018	9.394360	9.424786	0.32%	0
2017	9.449518	9.394360	-0.58%	0
2016	9.525328	9.449518	-0.80%	0
2015	9.602149	9.525328	-0.80%	0
2014	9.679590	9.602149	-0.80%	0
2013	9.757644	9.679590	-0.80%	0
2012	9.836551	9.757644	-0.80%	0
2011	9.915660	9.836551	-0.80%	0
2010	9.995600	9.915660	-0.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	10.146337	12.256263	20.79%	0
2018	11.867389	10.146337	-14.50%	0
2017	9.579053	11.867389	23.89%	0
2016	9.567811	9.579053	0.12%	0
2015	9.738385	9.567811	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.769476	14.446105	22.74%	0
2018	13.017565	11.769476	-9.59%	0
2017	11.080256	13.017565	17.48%	0
2016	10.203353	11.080256	8.59%	0
2015	10.389325	10.203353	-1.79%	0
2014*	10.000000	10.389325	3.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	11.183732	12.796246	14.42%	0
2018	11.849010	11.183732	-5.61%	0
2017	10.747987	11.849010	10.24%	0
2016	10.192083	10.747987	5.45%	0
2015	10.292154	10.192083	-0.97%	0
2014*	10.000000	10.292154	2.92%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.555116	13.748375	18.98%	0
2018	12.454688	11.555116	-7.22%	0
2017	10.935488	12.454688	13.89%	0
2016	10.231599	10.935488	6.88%	0
2015	10.369255	10.231599	-1.33%	0
2014*	10.000000	10.369255	3.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.711663	11.638929	8.66%	0
2018	10.996825	10.711663	-2.59%	0
2017	10.489211	10.996825	4.84%	0
2016	10.141183	10.489211	3.43%	0
2015	10.195970	10.141183	-0.54%	0
2014*	10.000000	10.195970	1.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.123519	12.468833	12.09%	0
2018	11.882134	11.123519	-6.38%	0
2017	10.503925	11.882134	13.12%	0
2016	10.016692	10.503925	4.86%	0
2015	10.435703	10.016692	-4.02%	0
2014	10.267706	10.435703	1.64%	0
2013*	10.000000	10.267706	2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.397660	13.030510	14.33%	0
2018	12.230524	11.397660	-6.81%	0
2017	10.540880	12.230524	16.03%	0
2016	9.935108	10.540880	6.10%	0
2015	10.427642	9.935108	-4.72%	0
2014	10.332593	10.427642	0.92%	0
2013*	10.000000	10.332593	3.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.407035	13.323759	16.80%	0
2018	12.192016	11.407035	-6.44%	0
2017	10.883240	12.192016	12.03%	0
2016	10.239394	10.883240	6.29%	0
2015	10.356629	10.239394	-1.13%	0
2014*	10.000000	10.356629	3.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.631825	14.057455	20.85%	0
2018	12.708032	11.631825	-8.47%	0
2017	10.979092	12.708032	15.75%	0
2016	10.202127	10.979092	7.62%	0
2015	10.360005	10.202127	-1.52%	0
2014*	10.000000	10.360005	3.60%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	11.067571	12.459333	12.58%	0
2018	11.589817	11.067571	-4.51%	0
2017	10.697655	11.589817	8.34%	0
2016	10.201897	10.697655	4.86%	0
2015	10.287307	10.201897	-0.83%	0
2014*	10.000000	10.287307	2.87%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.509033	5.09%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.810908	8.11%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	22.272089	28.770383	29.18%	0
2018	23.231011	22.272089	-4.13%	0
2017	18.030565	23.231011	28.84%	0
2016	17.820943	18.030565	1.18%	0
2015	17.419499	17.820943	2.30%	0
2014	15.942127	17.419499	9.27%	0
2013	11.956130	15.942127	33.34%	0
2012	10.377798	11.956130	15.21%	0
2011	10.810780	10.377798	-4.01%	0
2010*	10.000000	10.810780	8.11%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.687787	17.285062	36.23%	0
2018	12.990815	12.687787	-2.33%	0
2017	10.305732	12.990815	26.05%	0
2016*	10.000000	10.305732	3.06%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.804742	14.714158	24.65%	0
2018	13.429262	11.804742	-12.10%	0
2017	11.692347	13.429262	14.86%	0
2016	9.798389	11.692347	19.33%	0
2015	10.134225	9.798389	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.812772	10.163522	15.33%	0
2018	10.747316	8.812772	-18.00%	0
2017	8.841386	10.747316	21.56%	0
2016	8.489574	8.841386	4.14%	0
2015	9.041335	8.489574	-6.10%	0
2014*	10.000000	9.041335	-9.59%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	17.957420	22.284714	24.10%	0
2018	20.523458	17.957420	-12.50%	0
2017	18.090461	20.523458	13.45%	0
2016	15.714501	18.090461	15.12%	0
2015	16.404954	15.714501	-4.21%	0
2014	15.000685	16.404954	9.36%	0
2013	11.198957	15.000685	33.95%	0
2012	9.600587	11.198957	16.65%	0
2011	10.305714	9.600587	-6.84%	0
2010*	10.000000	10.305714	3.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	20.674152	25.399273	22.86%	0
2018	23.998891	20.674152	-13.85%	0
2017	21.251030	23.998891	12.93%	0
2016	18.216948	21.251030	16.66%	0
2015	18.909500	18.216948	-3.66%	0
2014	16.289548	18.909500	16.08%	0
2013	12.102894	16.289548	34.59%	0
2012	10.486612	12.102894	15.41%	0
2011	10.822223	10.486612	-3.10%	0
2010*	10.000000	10.822223	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.465323	18.127923	34.63%	0
2018	14.745261	13.465323	-8.68%	0
2017	11.898193	14.745261	23.93%	0
2016	11.074205	11.898193	7.44%	0
2015	11.079729	11.074205	-0.05%	0
2014*	10.000000	11.079729	10.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	11.194138	13.214527	18.05%	0
2018	13.588617	11.194138	-17.62%	0
2017	12.559609	13.588617	8.19%	0
2016	10.053503	12.559609	24.93%	0
2015	10.784042	10.053503	-6.77%	0
2014*	10.000000	10.784042	7.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	12.137619	15.128680	24.64%	0
2018	14.005505	12.137619	-13.34%	0
2017	12.440265	14.005505	12.58%	0
2016	10.209322	12.440265	21.85%	0
2015	10.462744	10.209322	-2.42%	0
2014*	10.000000	10.462744	4.63%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.896838	15.394682	29.40%	0
2018	12.500436	11.896838	-4.83%	0
2017	11.871697	12.500436	5.30%	0
2016	11.165857	11.871697	6.32%	0
2015	11.931244	11.165857	-6.41%	0
2014	9.352187	11.931244	27.58%	0
2013*	10.000000	9.352187	-6.48%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	12.833482	16.697259	30.11%	0
2018	13.563958	12.833482	-5.39%	0
2017	11.250806	13.563958	20.56%	0
2016	10.156551	11.250806	10.77%	0
2015	10.120742	10.156551	0.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.287386	10.622188	3.25%	0
2018	10.286420	10.287386	0.01%	0
2017	10.207947	10.286420	0.77%	0
2016	10.039882	10.207947	1.67%	0
2015	10.155493	10.039882	-1.14%	0
2014	10.187075	10.155493	-0.31%	0
2013	10.258394	10.187075	-0.70%	0
2012	9.989330	10.258394	2.69%	0
2011*	10.000000	9.989330	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.518339	14.278172	23.96%	0
2018	13.097413	11.518339	-12.06%	0
2017	11.563011	13.097413	13.27%	0
2016	9.643383	11.563011	19.91%	0
2015	10.220071	9.643383	-5.64%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	20.851059	28.303914	35.74%	0
2018	22.613918	20.851059	-7.80%	0
2017	17.875903	22.613918	26.51%	0
2016	16.990801	17.875903	5.21%	0
2015	17.187217	16.990801	-1.14%	0
2014	16.704439	17.187217	2.89%	0
2013	12.148953	16.704439	37.50%	0
2012	10.682721	12.148953	13.73%	0
2011	11.270329	10.682721	-5.21%	0
2010*	10.000000	11.270329	12.70%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	9.128490	10.437265	14.34%	0
2018	9.872073	9.128490	-7.53%	0
2017	9.328216	9.872073	5.83%	0
2016	9.464273	9.328216	-1.44%	0
2015	10.049074	9.464273	-5.82%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	9.909041	11.293941	13.98%	0
2018	10.932912	9.909041	-9.37%	0
2017	9.987204	10.932912	9.47%	0
2016	9.218076	9.987204	8.34%	0
2015	10.029750	9.218076	-8.09%	0
2014	10.140626	10.029750	-1.09%	0
2013*	10.000000	10.140626	1.41%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	9.999361	10.212421	2.13%	0
2018	10.732880	9.999361	-6.83%	0
2017	10.517537	10.732880	2.05%	0
2016	9.366476	10.517537	12.29%	0
2015	9.755076	9.366476	-3.98%	0
2014	9.697775	9.755076	0.59%	0
2013*	10.000000	9.697775	-3.02%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	10.149058	10.845330	6.86%	0
2018	10.581945	10.149058	-4.09%	0
2017	10.446075	10.581945	1.30%	0
2016	10.089081	10.446075	3.54%	0
2015	10.432107	10.089081	-3.29%	0
2014	10.630625	10.432107	-1.87%	0
2013	10.244842	10.630625	3.77%	0
2012*	10.000000	10.244842	2.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.477607	12.722884	10.85%	0
2018	12.237216	11.477607	-6.21%	0
2017	10.880067	12.237216	12.47%	0
2016	9.713998	10.880067	12.00%	0
2015	10.783044	9.713998	-9.91%	0
2014	10.820779	10.783044	-0.35%	0
2013	10.896130	10.820779	-0.69%	0
2012	9.567542	10.896130	13.89%	0
2011*	10.000000	9.567542	-4.32%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.815336	6.423632	10.46%	0
2018	6.832881	5.815336	-14.89%	0
2017	6.749638	6.832881	1.23%	0
2016	5.923045	6.749638	13.96%	0
2015	8.032038	5.923045	-26.26%	0
2014	9.949436	8.032038	-19.27%	0
2013	11.760215	9.949436	-15.40%	0
2012	11.277442	11.760215	4.28%	0
2011	12.295787	11.277442	-8.28%	0
2010*	10.000000	12.295787	22.96%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.694315	11.121528	3.99%	0
2018	10.682079	10.694315	0.11%	0
2017	10.264441	10.682079	4.07%	0
2016	9.888843	10.264441	3.80%	0
2015	10.150068	9.888843	-2.57%	0
2014	9.939373	10.150068	2.12%	0
2013*	10.000000	9.939373	-0.61%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	13.581439	15.446891	13.74%	0
2018	14.385742	13.581439	-5.59%	0
2017	13.209519	14.385742	8.90%	0
2016	11.761676	13.209519	12.31%	0
2015	12.143752	11.761676	-3.15%	0
2014	12.072118	12.143752	0.59%	0
2013	13.091305	12.072118	-7.79%	0
2012	11.206149	13.091305	16.82%	0
2011	10.635737	11.206149	5.36%	0
2010*	10.000000	10.635737	6.36%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.371760	11.959813	5.17%	0
2018	11.977841	11.371760	-5.06%	0
2017	11.126100	11.977841	7.66%	0
2016	10.790184	11.126100	3.11%	0
2015	11.346225	10.790184	-4.90%	0
2014	11.196058	11.346225	1.34%	0
2013	12.343751	11.196058	-9.30%	0
2012	11.644422	12.343751	6.01%	0
2011	10.923638	11.644422	6.60%	0
2010*	10.000000	10.923638	9.24%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	14.645962	16.651792	13.70%	0
2018	15.182501	14.645962	-3.53%	0
2017	14.368513	15.182501	5.67%	0
2016	12.891459	14.368513	11.46%	0
2015	13.229459	12.891459	-2.55%	0
2014	12.918523	13.229459	2.41%	0
2013	12.328639	12.918523	4.78%	0
2012	10.883434	12.328639	13.28%	0
2011	10.627302	10.883434	2.41%	0
2010*	10.000000	10.627302	6.27%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.360097	11.146620	7.59%	0
2018	10.414284	10.360097	-0.52%	0
2017*	10.000000	10.414284	4.14%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.252891	10.872890	6.05%	0
2018	10.131793	10.252891	1.20%	0
2017*	10.000000	10.131793	1.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.117872	11.791869	6.06%	0
2018	11.683969	11.117872	-4.85%	0
2017	10.636177	11.683969	9.85%	0
2016	10.419203	10.636177	2.08%	0
2015	11.315129	10.419203	-7.92%	0
2014	11.372152	11.315129	-0.50%	0
2013	12.269605	11.372152	-7.31%	0
2012	11.753803	12.269605	4.39%	0
2011	10.928561	11.753803	7.55%	0
2010*	10.000000	10.928561	9.29%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.204892	10.520467	3.09%	0
2018	10.263312	10.204892	-0.57%	0
2017	10.217903	10.263312	0.44%	0
2016	10.167391	10.217903	0.50%	0
2015	10.228032	10.167391	-0.59%	0
2014	10.233941	10.228032	-0.06%	0
2013	10.340494	10.233941	-1.03%	0
2012	9.857290	10.340494	4.90%	0
2011*	10.000000	9.857290	-1.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.364242	12.203075	7.38%	0
2018	11.529605	11.364242	-1.43%	0
2017	11.088208	11.529605	3.98%	0
2016	10.895885	11.088208	1.77%	0
2015	10.947014	10.895885	-0.47%	0
2014	10.593801	10.947014	3.33%	0
2013	10.903084	10.593801	-2.84%	0
2012	10.037599	10.903084	8.62%	0
2011*	10.000000	10.037599	0.38%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	14.409420	16.336004	13.37%	0
2018	15.126289	14.409420	-4.74%	0
2017	14.247883	15.126289	6.17%	0
2016	12.622858	14.247883	12.87%	0
2015	13.287467	12.622858	-5.00%	0
2014	13.434400	13.287467	-1.09%	0
2013	12.112762	13.434400	10.91%	0
2012	10.554154	12.112762	14.77%	0
2011	10.859588	10.554154	-2.81%	0
2010*	10.000000	10.859588	8.60%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	15.378862	17.152280	11.53%	0
2018	15.598962	15.378862	-1.41%	0
2017	15.005077	15.598962	3.96%	0
2016	13.876834	15.005077	8.13%	0
2015	13.967207	13.876834	-0.65%	0
2014	13.758034	13.967207	1.52%	0
2013	12.606079	13.758034	9.14%	0
2012	11.135144	12.606079	13.21%	0
2011	10.924896	11.135144	1.92%	0
2010*	10.000000	10.924896	9.25%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	9.847116	12.337957	25.30%	0
2018	12.194617	9.847116	-19.25%	0
2017	9.251207	12.194617	31.82%	0
2016	9.266311	9.251207	-0.16%	0
2015	10.307822	9.266311	-10.10%	0
2014	10.556505	10.307822	-2.36%	0
2013	9.255858	10.556505	14.05%	0
2012	8.080098	9.255858	14.55%	0
2011	11.157224	8.080098	-27.58%	0
2010*	10.000000	11.157224	11.57%	0
ProFunds - ProFund VP Banks - Q/NQ
2019	16.519053	22.356098	35.34%	0
2018	20.283121	16.519053	-18.56%	0
2017	17.339322	20.283121	16.98%	0
2016	14.183965	17.339322	22.25%	0
2015	14.360531	14.183965	-1.23%	0
2014	13.115439	14.360531	9.49%	0
2013	9.906821	13.115439	32.39%	0
2012	7.486145	9.906821	32.34%	0
2011*	10.000000	7.486145	-25.14%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	9.878133	11.535376	16.78%	0
2018	12.093787	9.878133	-18.32%	0
2017	9.914912	12.093787	21.98%	0
2016	8.434976	9.914912	17.55%	0
2015	9.878262	8.434976	-14.61%	0
2014	9.792759	9.878262	0.87%	0
2013	8.335333	9.792759	17.48%	0
2012	7.745420	8.335333	7.62%	0
2011*	10.000000	7.745420	-22.55%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.852148	2.180086	-23.56%	0
2018	2.763264	2.852148	3.22%	0
2017	3.395520	2.763264	-18.62%	0
2016	3.936692	3.395520	-13.75%	0
2015	4.173939	3.936692	-5.68%	0
2014	4.906728	4.173939	-14.93%	0
2013	6.734331	4.906728	-27.14%	0
2012	8.139580	6.734331	-17.26%	0
2011	9.005212	8.139580	-9.61%	0
2010*	10.000000	9.005212	-9.95%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	27.210584	31.435065	15.53%	0
2018	29.416198	27.210584	-7.50%	0
2017	24.198055	29.416198	21.56%	0
2016	28.859620	24.198055	-16.15%	0
2015	28.162783	28.859620	2.47%	0
2014	21.884444	28.162783	28.69%	0
2013	13.098897	21.884444	67.07%	0
2012	9.384605	13.098897	39.58%	0
2011*	10.000000	9.384605	-6.15%	0
ProFunds - ProFund VP Bull - Q/NQ
2019	19.653104	25.126537	27.85%	0
2018	21.110114	19.653104	-6.90%	0
2017	17.831036	21.110114	18.39%	0
2016	16.391040	17.831036	8.79%	0
2015	16.599263	16.391040	-1.25%	0
2014	15.011560	16.599263	10.58%	0
2013	11.662352	15.011560	28.72%	0
2012	10.322876	11.662352	12.98%	0
2011	10.405866	10.322876	-0.80%	0
2010*	10.000000	10.405866	4.06%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.561125	19.536878	25.55%	0
2018	18.412820	15.561125	-15.49%	0
2017	16.132306	18.412820	14.14%	0
2016	15.705621	16.132306	2.72%	0
2015	15.199506	15.705621	3.33%	0
2014	13.900448	15.199506	9.35%	0
2013	10.908785	13.900448	27.42%	0
2012	9.919698	10.908785	9.97%	0
2011*	10.000000	9.919698	-0.80%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	22.803681	28.194876	23.64%	0
2018	22.847987	22.803681	-0.19%	0
2017	19.457903	22.847987	17.42%	0
2016	18.826516	19.457903	3.35%	0
2015	18.128217	18.826516	3.85%	0
2014	16.249548	18.128217	11.56%	0
2013	11.711374	16.249548	38.75%	0
2012	9.669115	11.711374	21.12%	0
2011*	10.000000	9.669115	-3.31%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.300760	10.229898	23.24%	0
2018	9.875992	8.300760	-15.95%	0
2017	7.470817	9.875992	32.19%	0
2016	6.784025	7.470817	10.12%	0
2015	8.275633	6.784025	-18.02%	0
2014	8.637788	8.275633	-4.19%	0
2013	9.305063	8.637788	-7.17%	0
2012	8.801951	9.305063	5.72%	0
2011	11.050127	8.801951	-20.35%	0
2010*	10.000000	11.050127	10.50%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.626058	13.584539	16.85%	0
2018	13.648750	11.626058	-14.82%	0
2017	11.493089	13.648750	18.76%	0
2016	10.746302	11.493089	6.95%	0
2015	12.155117	10.746302	-11.59%	0
2014	13.412958	12.155117	-9.38%	0
2013	11.116060	13.412958	20.66%	0
2012	9.610892	11.116060	15.66%	0
2011	10.633030	9.610892	-9.61%	0
2010*	10.000000	10.633030	6.33%	0
ProFunds - ProFund VP Financials - Q/NQ
2019	17.557652	22.689424	29.23%	0
2018	19.760902	17.557652	-11.15%	0
2017	16.854198	19.760902	17.25%	0
2016	14.732761	16.854198	14.40%	0
2015	15.076894	14.732761	-2.28%	0
2014	13.459895	15.076894	12.01%	0
2013	10.273084	13.459895	31.02%	0
2012	8.302735	10.273084	23.73%	0
2011*	10.000000	8.302735	-16.97%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	23.522049	27.854006	18.42%	0
2018	22.705544	23.522049	3.60%	0
2017	18.928759	22.705544	19.95%	0
2016	19.887044	18.928759	-4.82%	0
2015	19.088529	19.887044	4.18%	0
2014	15.555928	19.088529	22.71%	0
2013	11.220419	15.555928	38.64%	0
2012	9.634206	11.220419	16.46%	0
2011*	10.000000	9.634206	-3.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2019	16.961324	21.956328	29.45%	0
2018	19.600860	16.961324	-13.47%	0
2017	16.142884	19.600860	21.42%	0
2016	13.843719	16.142884	16.61%	0
2015	14.449598	13.843719	-4.19%	0
2014	13.796602	14.449598	4.73%	0
2013	10.064430	13.796602	37.08%	0
2012	8.761436	10.064430	14.87%	0
2011*	10.000000	8.761436	-12.39%	0
ProFunds - ProFund VP International - Q/NQ
2019	10.930030	12.932031	18.32%	0
2018	13.079893	10.930030	-16.44%	0
2017	10.825534	13.079893	20.82%	0
2016	11.014540	10.825534	-1.72%	0
2015	11.508741	11.014540	-4.29%	0
2014	12.625182	11.508741	-8.84%	0
2013	10.650805	12.625182	18.54%	0
2012	9.261242	10.650805	15.00%	0
2011	10.898547	9.261242	-15.02%	0
2010*	10.000000	10.898547	8.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	26.726310	31.293698	17.09%	0
2018	25.676159	26.726310	4.09%	0
2017	19.024290	25.676159	34.97%	0
2016	18.172535	19.024290	4.69%	0
2015	15.221112	18.172535	19.39%	0
2014	15.173643	15.221112	0.31%	0
2013	10.082388	15.173643	50.50%	0
2012	8.486544	10.082388	18.80%	0
2011*	10.000000	8.486544	-15.13%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	14.312206	17.036959	19.04%	0
2018	16.328061	14.312206	-12.35%	0
2017	13.895453	16.328061	17.51%	0
2016	13.949710	13.895453	-0.39%	0
2015	13.290239	13.949710	4.96%	0
2014	12.978709	13.290239	2.40%	0
2013	8.826022	12.978709	47.05%	0
2012	7.236541	8.826022	21.96%	0
2011	8.955009	7.236541	-19.19%	0
2010*	10.000000	8.955009	-10.45%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	27.179618	36.857842	35.61%	0
2018	27.922072	27.179618	-2.66%	0
2017	21.589639	27.922072	29.33%	0
2016	20.676621	21.589639	4.42%	0
2015	19.397408	20.676621	6.59%	0
2014	16.711881	19.397408	16.07%	0
2013	12.546462	16.711881	33.20%	0
2012	10.881598	12.546462	15.30%	0
2011	10.811870	10.881598	0.64%	0
2010*	10.000000	10.811870	8.12%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	8.908681	9.589969	7.65%	0
2018	11.257570	8.908681	-20.86%	0
2017	11.720147	11.257570	-3.95%	0
2016	9.513592	11.720147	23.19%	0
2015	12.515473	9.513592	-23.99%	0
2014	14.154582	12.515473	-11.58%	0
2013	11.500430	14.154582	23.08%	0
2012	11.266949	11.500430	2.07%	0
2011	11.108115	11.266949	1.43%	0
2010*	10.000000	11.108115	11.08%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	18.033355	20.400848	13.13%	0
2018	19.380883	18.033355	-6.95%	0
2017	17.703201	19.380883	9.48%	0
2016	18.537722	17.703201	-4.50%	0
2015	17.892190	18.537722	3.61%	0
2014	15.111024	17.892190	18.40%	0
2013	11.572790	15.111024	30.57%	0
2012	10.429868	11.572790	10.96%	0
2011*	10.000000	10.429868	4.30%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	3.023210	4.377961	44.81%	0
2018	3.522127	3.023210	-14.17%	0
2017	3.372468	3.522127	4.44%	0
2016	2.181804	3.372468	54.57%	0
2015	3.275446	2.181804	-33.39%	0
2014	4.336896	3.275446	-24.47%	0
2013	7.045223	4.336896	-38.44%	0
2012	8.311169	7.045223	-15.23%	0
2011*	10.000000	8.311169	-16.89%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2019	13.940972	17.529996	25.74%	0
2018	14.903012	13.940972	-6.46%	0
2017	13.903759	14.903012	7.19%	0
2016	13.256820	13.903759	4.88%	0
2015	13.320564	13.256820	-0.48%	0
2014	10.740956	13.320564	24.02%	0
2013	10.817554	10.740956	-0.71%	0
2012	9.306754	10.817554	16.23%	0
2011*	10.000000	9.306754	-6.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.352587	2.746574	-18.08%	0
2018	3.244744	3.352587	3.32%	0
2017	3.712865	3.244744	-12.61%	0
2016	3.946425	3.712865	-5.92%	0
2015	4.042418	3.946425	-2.37%	0
2014	5.843071	4.042418	-30.82%	0
2013	5.056991	5.843071	15.54%	0
2012	5.477716	5.056991	-7.68%	0
2011	8.835026	5.477716	-38.00%	0
2010*	10.000000	8.835026	-11.65%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	21.706145	32.250272	48.58%	0
2018	24.376427	21.706145	-10.95%	0
2017	18.127413	24.376427	34.47%	0
2016	14.308716	18.127413	26.69%	0
2015	14.851170	14.308716	-3.65%	0
2014	11.128387	14.851170	33.45%	0
2013	8.404618	11.128387	32.41%	0
2012	8.841085	8.404618	-4.94%	0
2011*	10.000000	8.841085	-11.59%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.545547	4.346300	-21.63%	0
2018	4.965542	5.545547	11.68%	0
2017	6.936766	4.965542	-28.42%	0
2016	8.348326	6.936766	-16.91%	0
2015	7.546457	8.348326	10.63%	0
2014	7.836896	7.546457	-3.71%	0
2013	7.918363	7.836896	-1.03%	0
2012	9.179803	7.918363	-13.74%	0
2011	8.362242	9.179803	9.78%	0
2010*	10.000000	8.362242	-16.38%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.400154	3.604634	-18.08%	0
2018	3.841403	4.400154	14.55%	0
2017	4.879130	3.841403	-21.27%	0
2016	5.226552	4.879130	-6.65%	0
2015	5.475803	5.226552	-4.55%	0
2014	5.369637	5.475803	1.98%	0
2013	6.852515	5.369637	-21.64%	0
2012	8.651678	6.852515	-20.80%	0
2011	8.566934	8.651678	0.99%	0
2010*	10.000000	8.566934	-14.33%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.917273	1.368340	-28.63%	0
2018	1.990276	1.917273	-3.67%	0
2017	2.683851	1.990276	-25.84%	0
2016	3.008030	2.683851	-10.78%	0
2015	3.487155	3.008030	-13.74%	0
2014	4.360413	3.487155	-20.03%	0
2013	6.226371	4.360413	-29.97%	0
2012	7.729489	6.226371	-19.45%	0
2011	8.703475	7.729489	-11.19%	0
2010*	10.000000	8.703475	-12.97%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	21.806178	31.405746	44.02%	0
2018	22.499405	21.806178	-3.08%	0
2017	16.777418	22.499405	34.11%	0
2016	15.054255	16.777418	11.45%	0
2015	14.819656	15.054255	1.58%	0
2014	12.647985	14.819656	17.17%	0
2013	10.184330	12.647985	24.19%	0
2012	9.307293	10.184330	9.42%	0
2011*	10.000000	9.307293	-6.93%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	12.167019	13.852245	13.85%	0
2018	14.447902	12.167019	-15.79%	0
2017	14.880067	14.447902	-2.90%	0
2016	12.329675	14.880067	20.68%	0
2015	12.242865	12.329675	0.71%	0
2014	12.272139	12.242865	-0.24%	0
2013	11.038819	12.272139	11.17%	0
2012	9.550500	11.038819	15.58%	0
2011*	10.000000	9.550500	-4.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	15.436269	18.102948	17.28%	0
2018	16.453720	15.436269	-6.18%	0
2017	15.148876	16.453720	8.61%	0
2016	15.317845	15.148876	-1.10%	0
2015	16.364465	15.317845	-6.40%	0
2014	12.094771	16.364465	35.30%	0
2013	15.072973	12.094771	-19.76%	0
2012	15.048399	15.072973	0.16%	0
2011	10.570204	15.048399	42.37%	0
2010*	10.000000	10.570204	5.70%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	64.618777	115.169090	78.23%	0
2018	72.085691	64.618777	-10.36%	0
2017	43.168159	72.085691	66.99%	0
2016	40.061270	43.168159	7.76%	0
2015	35.548604	40.061270	12.69%	0
2014	26.380744	35.548604	34.75%	0
2013	14.853103	26.380744	77.61%	0
2012	11.194637	14.853103	32.68%	0
2011	11.421136	11.194637	-1.98%	0
2010*	10.000000	11.421136	14.21%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.330963	0.162510	-50.90%	0
2018	0.377380	0.330963	-12.30%	0
2017	0.690883	0.377380	-45.38%	0
2016	0.872844	0.690883	-20.85%	0
2015	1.193191	0.872844	-26.85%	0
2014	1.872184	1.193191	-36.27%	0
2013	3.674248	1.872184	-49.05%	0
2012	5.717965	3.674248	-35.74%	0
2011	7.406503	5.717965	-22.80%	0
2010*	10.000000	7.406503	-25.93%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	17.967267	21.900758	21.89%	0
2018	17.605104	17.967267	2.06%	0
2017	16.040123	17.605104	9.76%	0
2016	14.050985	16.040123	14.16%	0
2015	15.133216	14.050985	-7.15%	0
2014	12.118490	15.133216	24.88%	0
2013	10.780914	12.118490	12.41%	0
2012	10.852668	10.780914	-0.66%	0
2011*	10.000000	10.852668	8.53%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2019	6.958848	8.863182	27.37%	0
2018	8.681297	6.958848	-19.84%	0
2017	7.779874	8.681297	11.59%	0
2016	6.162830	7.779874	26.24%	0
2015	6.529927	6.162830	-5.62%	0
2014	6.364987	6.529927	2.59%	0
2013	4.966825	6.364987	28.15%	0
2012	4.030814	4.966825	23.22%	0
2011	5.224752	4.030814	-22.85%	0
2010	4.659361	5.224752	12.13%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	10.905890	13.137435	20.46%	0
2018	13.317740	10.905890	-18.11%	0
2017	11.055221	13.317740	20.47%	0
2016	8.516028	11.055221	29.82%	0
2015	10.380252	8.516028	-17.96%	0
2014	10.657446	10.380252	-2.60%	0
2013	10.610829	10.657446	0.44%	0
2012	9.660631	10.610829	9.84%	0
2011	11.657148	9.660631	-17.13%	0
2010	9.276689	11.657148	25.66%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	35.515833	43.923331	23.67%	0
2018	39.538039	35.515833	-10.17%	0
2017	30.791199	39.538039	28.41%	0
2016	38.635081	30.791199	-20.30%	0
2015	35.904401	38.635081	7.61%	0
2014	27.276130	35.904401	31.63%	0
2013	17.831130	27.276130	52.97%	0
2012	13.218850	17.831130	34.89%	0
2011	12.049194	13.218850	9.71%	0
2010	10.972118	12.049194	9.82%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	2.550854	2.916376	14.33%	0
2018	3.029757	2.550854	-15.81%	0
2017	2.924539	3.029757	3.60%	0
2016	2.670271	2.924539	9.52%	0
2015	4.066211	2.670271	-34.33%	0
2014	6.211592	4.066211	-34.54%	0
2013	6.469449	6.211592	-3.99%	0
2012	6.614857	6.469449	-2.20%	0
2011	7.142682	6.614857	-7.39%	0
2010	6.665105	7.142682	7.17%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	20.768056	25.202329	21.35%	0
2018	23.824697	20.768056	-12.83%	0
2017	21.533831	23.824697	10.64%	0
2016	20.591639	21.533831	4.58%	0
2015	19.541743	20.591639	5.37%	0
2014	17.490856	19.541743	11.73%	0
2013	13.747893	17.490856	27.23%	0
2012	12.709213	13.747893	8.17%	0
2011	11.261571	12.709213	12.85%	0
2010	9.679548	11.261571	16.34%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	23.775549	34.781118	46.29%	0
2018	27.944567	23.775549	-14.92%	0
2017	17.770501	27.944567	57.25%	0
2016	13.703464	17.770501	29.68%	0
2015	14.422272	13.703464	-4.98%	0
2014	12.447100	14.422272	15.87%	0
2013	7.712063	12.447100	61.40%	0
2012	6.636547	7.712063	16.21%	0
2011	6.132599	6.636547	8.22%	0
2010	4.962091	6.132599	23.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	15.922202	25.158466	58.01%	0
2018	18.387766	15.922202	-13.41%	0
2017	14.142897	18.387766	30.01%	0
2016	11.466046	14.142897	23.35%	0
2015	11.320373	11.466046	1.29%	0
2014	9.222478	11.320373	22.75%	0
2013	6.883855	9.222478	33.97%	0
2012	6.867277	6.883855	0.24%	0
2011	8.289223	6.867277	-17.15%	0
2010	7.627300	8.289223	8.68%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	5.727460	6.068674	5.96%	0
2018	7.748730	5.727460	-26.09%	0
2017	8.333099	7.748730	-7.01%	0
2016	6.394338	8.333099	30.32%	0
2015	9.238112	6.394338	-30.78%	0
2014	11.443972	9.238112	-19.28%	0
2013	9.343521	11.443972	22.48%	0
2012	9.198051	9.343521	1.58%	0
2011	9.847983	9.198051	-6.60%	0
2010	8.338606	9.847983	18.10%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	2.535712	2.513797	-0.86%	0
2018	4.703454	2.535712	-46.09%	0
2017	5.827835	4.703454	-19.29%	0
2016	4.770301	5.827835	22.17%	0
2015	7.040678	4.770301	-32.25%	0
2014	10.044518	7.040678	-29.91%	0
2013	8.173040	10.044518	22.90%	0
2012	8.205954	8.173040	-0.40%	0
2011	9.119463	8.205954	-10.02%	0
2010	7.293250	9.119463	25.04%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	5.311891	6.767426	27.40%	0
2018	6.609079	5.311891	-19.63%	0
2017	5.180524	6.609079	27.58%	0
2016	5.530692	5.180524	-6.33%	0
2015	6.006972	5.530692	-7.93%	0
2014	6.919798	6.006972	-13.19%	0
2013	5.630323	6.919798	22.90%	0
2012	4.665362	5.630323	20.68%	0
2011	5.541729	4.665362	-15.81%	0
2010	6.261066	5.541729	-11.49%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	9.804638	12.456898	27.05%	0
2018	11.267632	9.804638	-12.98%	0
2017	9.827709	11.267632	14.65%	0
2016	8.553128	9.827709	14.90%	0
2015	8.980085	8.553128	-4.75%	0
2014	8.041014	8.980085	11.68%	0
2013	6.354782	8.041014	26.53%	0
2012	5.221673	6.354782	21.70%	0
2011	6.187050	5.221673	-15.60%	0
2010	5.453583	6.187050	13.45%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	17.265406	19.998547	15.83%	0
2018	18.384277	17.265406	-6.09%	0
2017	16.904236	18.384277	8.76%	0
2016	17.098118	16.904236	-1.13%	0
2015	18.161564	17.098118	-5.86%	0
2014	13.595708	18.161564	33.58%	0
2013	16.765526	13.595708	-18.91%	0
2012	16.407976	16.765526	2.18%	0
2011	11.690335	16.407976	40.36%	0
2010	10.703290	11.690335	9.22%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	23.688000	28.801411	21.59%	0
2018	23.585786	23.688000	0.43%	0
2017	19.351757	23.585786	21.88%	0
2016	21.602017	19.351757	-10.42%	0
2015	20.832521	21.602017	3.69%	0
2014	16.851824	20.832521	23.62%	0
2013	11.978874	16.851824	40.68%	0
2012	10.306623	11.978874	16.23%	0
2011	9.924340	10.306623	3.85%	0
2010	9.370121	9.924340	5.91%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.348084	12.814962	12.93%	0
2018	11.539989	11.348084	-1.66%	0
2017	10.885414	11.539989	6.01%	0
2016	9.830811	10.885414	10.73%	0
2015	9.980911	9.830811	-1.50%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	24.747777	30.801310	24.46%	0
2018	25.773487	24.747777	-3.98%	0
2017	19.394440	25.773487	32.89%	0
2016	18.719342	19.394440	3.61%	0
2015	17.414591	18.719342	7.49%	0
2014	17.218133	17.414591	1.14%	0
2013	11.477223	17.218133	50.02%	0
2012	9.696087	11.477223	18.37%	0
2011	11.097275	9.696087	-12.63%	0
2010	9.262625	11.097275	19.81%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.568657	0.360477	-36.61%	0
2018	0.565145	0.568657	0.62%	0
2017	0.933199	0.565145	-39.44%	0
2016	1.337104	0.933199	-30.21%	0
2015	1.465620	1.337104	-8.77%	0
2014	1.888500	1.465620	-22.39%	0
2013	3.392703	1.888500	-44.34%	0
2012	4.410570	3.392703	-23.08%	0
2011	6.096721	4.410570	-27.66%	0
2010	8.816459	6.096721	-30.85%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	3.119870	2.683526	-13.99%	0
2018	3.030334	3.119870	2.95%	0
2017	3.352637	3.030334	-9.61%	0
2016	3.481992	3.352637	-3.71%	0
2015	3.553324	3.481992	-2.01%	0
2014	4.770368	3.553324	-25.51%	0
2013	4.172151	4.770368	14.34%	0
2012	4.483578	4.172151	-6.95%	0
2011	6.497372	4.483578	-30.99%	0
2010	7.511929	6.497372	-13.51%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	2.234444	1.766388	-20.95%	0
2018	2.031082	2.234444	10.01%	0
2017	2.368209	2.031082	-14.24%	0
2016	2.952030	2.368209	-19.78%	0
2015	3.009687	2.952030	-1.92%	0
2014	3.430498	3.009687	-12.27%	0
2013	4.774533	3.430498	-28.15%	0
2012	5.895585	4.774533	-19.02%	0
2011	6.413441	5.895585	-8.07%	0
2010	8.653671	6.413441	-25.89%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	1.464473	1.045813	-28.59%	0
2018	1.518353	1.464473	-3.55%	0
2017	2.031478	1.518353	-25.26%	0
2016	2.262290	2.031478	-10.20%	0
2015	2.617430	2.262290	-13.57%	0
2014	3.242642	2.617430	-19.28%	0
2013	4.607283	3.242642	-29.62%	0
2012	5.708961	4.607283	-19.30%	0
2011	6.399752	5.708961	-10.79%	0
2010	8.194056	6.399752	-21.90%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	2.056962	1.619815	-21.25%	0
2018	1.865928	2.056962	10.24%	0
2017	2.174187	1.865928	-14.18%	0
2016	2.749248	2.174187	-20.92%	0
2015	2.768623	2.749248	-0.70%	0
2014	3.061868	2.768623	-9.58%	0
2013	4.463478	3.061868	-31.40%	0
2012	5.497613	4.463478	-18.81%	0
2011	5.998584	5.497613	-8.35%	0
2010	8.355132	5.998584	-28.20%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	2.648228	2.025135	-23.53%	0
2018	2.567869	2.648228	3.13%	0
2017	3.131909	2.567869	-18.01%	0
2016	3.587879	3.131909	-12.71%	0
2015	3.784626	3.587879	-5.20%	0
2014	4.459783	3.784626	-15.14%	0
2013	6.118049	4.459783	-27.10%	0
2012	7.428949	6.118049	-17.65%	0
2011	8.233347	7.428949	-9.77%	0
2010	9.994739	8.233347	-17.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	12.671314	17.475874	37.92%	0
2018	16.578437	12.671314	-23.57%	0
2017	11.118941	16.578437	49.10%	0
2016	10.295926	11.118941	7.99%	0
2015	9.267266	10.295926	11.10%	0
2014	11.043828	9.267266	-16.09%	0
2013	7.136504	11.043828	54.75%	0
2012	5.989948	7.136504	19.14%	0
2011	8.497939	5.989948	-29.51%	0
2010	7.402351	8.497939	14.80%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	18.005354	23.091242	28.25%	0
2018	20.968697	18.005354	-14.13%	0
2017	17.598206	20.968697	19.15%	0
2016	16.191233	17.598206	8.69%	0
2015	16.272354	16.191233	-0.50%	0
2014	15.261027	16.272354	6.63%	0
2013	10.802606	15.261027	41.27%	0
2012	8.976148	10.802606	20.35%	0
2011	8.831874	8.976148	1.63%	0
2010	6.830433	8.831874	29.30%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	19.463882	26.280141	35.02%	0
2018	24.343762	19.463882	-20.05%	0
2017	20.041270	24.343762	21.47%	0
2016	15.583233	20.041270	28.61%	0
2015	16.623585	15.583233	-6.26%	0
2014	14.970893	16.623585	11.04%	0
2013	10.045385	14.970893	49.03%	0
2012	8.144985	10.045385	23.33%	0
2011	8.885098	8.144985	-8.33%	0
2010	6.511522	8.885098	36.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	51.677233	92.532905	79.06%	0
2018	57.443237	51.677233	-10.04%	0
2017	34.164695	57.443237	68.14%	0
2016	31.423852	34.164695	8.72%	0
2015	27.635220	31.423852	13.71%	0
2014	20.397624	27.635220	35.48%	0
2013	11.409657	20.397624	78.78%	0
2012	8.575557	11.409657	33.05%	0
2011	8.703400	8.575557	-1.47%	0
2010	6.408721	8.703400	35.81%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	28.312205	38.438558	35.77%	0
2018	29.067528	28.312205	-2.60%	0
2017	22.346810	29.067528	30.07%	0
2016	21.255288	22.346810	5.14%	0
2015	19.795392	21.255288	7.37%	0
2014	16.990800	19.795392	16.51%	0
2013	12.723099	16.990800	33.54%	0
2012	10.983871	12.723099	15.83%	0
2011	10.837248	10.983871	1.35%	0
2010	9.220278	10.837248	17.54%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2019	19.182179	27.599717	43.88%	0
2018	21.563383	19.182179	-11.04%	0
2017	16.494685	21.563383	30.73%	0
2016	14.368358	16.494685	14.80%	0
2015	14.589032	14.368358	-1.51%	0
2014	12.401595	14.589032	17.64%	0
2013	8.390861	12.401595	47.80%	0
2012	6.919421	8.390861	21.27%	0
2011	7.057477	6.919421	-1.96%	0
2010	5.930337	7.057477	19.01%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	4.490601	6.779902	50.98%	0
2018	5.428492	4.490601	-17.28%	0
2017	5.110199	5.428492	6.23%	0
2016	3.112241	5.110199	64.20%	0
2015	4.505802	3.112241	-30.93%	0
2014	5.495423	4.505802	-18.01%	0
2013	10.278331	5.495423	-46.53%	0
2012	10.804153	10.278331	-4.87%	0
2011	14.360140	10.804153	-24.76%	0
2010	10.483948	14.360140	36.97%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	12.692567	15.667465	23.44%	0
2018	13.807597	12.692567	-8.08%	0
2017	13.050258	13.807597	5.80%	0
2016	11.942873	13.050258	9.27%	0
2015	12.350996	11.942873	-3.30%	0
2014	10.289045	12.350996	20.04%	0
2013	9.978425	10.289045	3.11%	0
2012	8.499850	9.978425	17.40%	0
2011	8.378535	8.499850	1.45%	0
2010	6.764183	8.378535	23.87%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	19.306131	23.839189	23.48%	0
2018	20.112441	19.306131	-4.01%	0
2017	17.970225	20.112441	11.92%	0
2016	18.060531	17.970225	-0.50%	0
2015	18.451057	18.060531	-2.12%	0
2014	17.118122	18.451057	7.79%	0
2013	12.707245	17.118122	34.71%	0
2012	10.970101	12.707245	15.84%	0
2011	10.501961	10.970101	4.46%	0
2010	8.459898	10.501961	24.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	15.861551	21.299376	34.28%	0
2018	19.880358	15.861551	-20.21%	0
2017	16.698234	19.880358	19.06%	0
2016	12.906958	16.698234	29.37%	0
2015	14.309837	12.906958	-9.80%	0
2014	13.832126	14.309837	3.45%	0
2013	8.793809	13.832126	57.29%	0
2012	7.260213	8.793809	21.12%	0
2011	8.334159	7.260213	-12.89%	0
2010	6.094704	8.334159	36.74%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	19.581016	31.567760	61.22%	0
2018	23.334404	19.581016	-16.09%	0
2017	16.392846	23.334404	42.35%	0
2016	13.724449	16.392846	19.44%	0
2015	14.068553	13.724449	-2.45%	0
2014	11.377072	14.068553	23.66%	0
2013	6.797857	11.377072	67.36%	0
2012	5.296322	6.797857	28.35%	0
2011	5.558400	5.296322	-4.71%	0
2010	4.465880	5.558400	24.46%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	22.262403	27.958695	25.59%	0
2018	23.782659	22.262403	-6.39%	0
2017	19.272425	23.782659	23.40%	0
2016	18.939388	19.272425	1.76%	0
2015	18.888030	18.939388	0.27%	0
2014	16.936793	18.888030	11.52%	0
2013	12.081462	16.936793	40.19%	0
2012	10.748480	12.081462	12.40%	0
2011	10.954203	10.748480	-1.88%	0
2010	8.831762	10.954203	24.03%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	16.137630	19.733785	22.28%	0
2018	18.767695	16.137630	-14.01%	0
2017	16.328509	18.767695	14.94%	0
2016	14.020600	16.328509	16.46%	0
2015	15.596521	14.020600	-10.10%	0
2014	14.171462	15.596521	10.06%	0
2013	9.834377	14.171462	44.10%	0
2012	8.110932	9.834377	21.25%	0
2011	8.443732	8.110932	-3.94%	0
2010	7.074505	8.443732	19.35%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	19.839142	22.713468	14.49%	0
2018	23.481901	19.839142	-15.51%	0
2017	19.931256	23.481901	17.81%	0
2016	19.563466	19.931256	1.88%	0
2015	19.464385	19.563466	0.51%	0
2014	19.930758	19.464385	-2.34%	0
2013	14.987975	19.930758	32.98%	0
2012	13.019111	14.987975	15.12%	0
2011	13.210780	13.019111	-1.45%	0
2010	10.044775	13.210780	31.52%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	14.700857	17.858389	21.48%	0
2018	18.291502	14.700857	-19.63%	0
2017	16.296068	18.291502	12.24%	0
2016	12.745329	16.296068	27.86%	0
2015	14.577669	12.745329	-12.57%	0
2014	13.769425	14.577669	5.87%	0
2013	10.220936	13.769425	34.72%	0
2012	8.807387	10.220936	16.05%	0
2011	9.562013	8.807387	-7.89%	0
2010	8.023875	9.562013	19.17%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	19.723839	22.026258	11.67%	0
2018	21.857270	19.723839	-9.76%	0
2017	18.980483	21.857270	15.16%	0
2016	16.120135	18.980483	17.74%	0
2015	16.310991	16.120135	-1.17%	0
2014	16.442584	16.310991	-0.80%	0
2013	11.729990	16.442584	40.18%	0
2012	10.690720	11.729990	9.72%	0
2011	10.410791	10.690720	2.69%	0
2010	8.369006	10.410791	24.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	12.538809	15.010468	19.71%	0
2018	15.915670	12.538809	-21.22%	0
2017	16.088301	15.915670	-1.07%	0
2016	12.310431	16.088301	30.69%	0
2015	14.353620	12.310431	-14.23%	0
2014	14.281896	14.353620	0.50%	0
2013	10.080024	14.281896	41.69%	0
2012	8.441228	10.080024	19.41%	0
2011	9.396537	8.441228	-10.17%	0
2010	7.571827	9.396537	24.10%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	8.485801	8.806206	3.78%	0
2018	7.650253	8.485801	10.92%	0
2017	9.364520	7.650253	-18.31%	0
2016	8.822148	9.364520	6.15%	0
2015	7.845784	8.822148	12.44%	0
2014	6.433701	7.845784	21.95%	0
2013	6.684020	6.433701	-3.75%	0
2012	7.189599	6.684020	-7.03%	0
2011	7.570006	7.189599	-5.03%	0
2010	7.991120	7.570006	-5.27%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	19.397260	26.890092	38.63%	0
2018	19.851054	19.397260	-2.29%	0
2017	15.087618	19.851054	31.57%	0
2016	13.692847	15.087618	10.19%	0
2015	13.651284	13.692847	0.30%	0
2014	12.481363	13.651284	9.37%	0
2013	9.292920	12.481363	34.31%	0
2012	8.365489	9.292920	11.09%	0
2011	9.287225	8.365489	-9.92%	0
2010	8.356513	9.287225	11.14%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	8.325099	9.349594	12.31%	0
2018	8.861848	8.325099	-6.06%	0
2017	8.439194	8.861848	5.01%	0
2016	7.246040	8.439194	16.47%	0
2015	7.831402	7.246040	-7.47%	0
2014	7.693331	7.831402	1.79%	0
2013	6.602360	7.693331	16.52%	0
2012	6.347264	6.602360	4.02%	0
2011	7.474886	6.347264	-15.09%	0
2010	6.580295	7.474886	13.59%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	16.050702	19.463908	21.27%	0
2018	20.238908	16.050702	-20.69%	0
2017	16.720097	20.238908	21.05%	0
2016	14.602016	16.720097	14.51%	0
2015	17.133274	14.602016	-14.77%	0
2014	14.064578	17.133274	21.82%	0
2013	9.411862	14.064578	49.43%	0
2012	8.069060	9.411862	16.64%	0
2011	9.151554	8.069060	-11.83%	0
2010	7.431793	9.151554	23.14%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	17.155893	20.254687	18.06%	0
2018	16.664534	17.155893	2.95%	0
2017	15.131600	16.664534	10.13%	0
2016	13.111279	15.131600	15.41%	0
2015	14.267362	13.111279	-8.10%	0
2014	11.703187	14.267362	21.91%	0
2013	10.382725	11.703187	12.72%	0
2012	10.350957	10.382725	0.31%	0
2011	8.972759	10.350957	15.36%	0
2010	8.462736	8.972759	6.03%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.265910	4.970602	-5.61%	0
2018	6.007413	5.265910	-12.34%	0
2017	5.075475	6.007413	18.36%	0
2016	5.604481	5.075475	-9.44%	0
2015	6.792802	5.604481	-17.49%	0
2014	8.769385	6.792802	-22.54%	0
2013	9.096185	8.769385	-3.59%	0
2012	9.098621	9.096185	-0.03%	0
2011	9.522607	9.098621	-4.45%	0
2010	10.169693	9.522607	-6.36%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	10.925219	11.506081	5.32%	0
2018	10.284163	10.925219	6.23%	0
2017	10.107694	10.284163	1.75%	0
2016	9.946070	10.107694	1.63%	0
2015	10.117862	9.946070	-1.70%	0
2014	10.061165	10.117862	0.56%	0
2013*	10.000000	10.061165	0.61%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	8.966702	12.341495	37.64%	0
2018	10.835771	8.966702	-17.25%	0
2017*	10.000000	10.835771	8.36%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.549282	5.048510	10.97%	0
2018	6.394316	4.549282	-28.85%	0
2017	6.557092	6.394316	-2.48%	0
2016	4.599423	6.557092	42.56%	0
2015	6.966670	4.599423	-33.98%	0
2014	8.681305	6.966670	-19.75%	0
2013	7.917303	8.681305	9.65%	0
2012	7.719890	7.917303	2.56%	0
2011*	10.000000	7.719890	-22.80%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.831026	8.31%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	13.873258	16.259161	17.20%	0
2018	14.951176	13.873258	-7.21%	0
2017	13.041599	14.951176	14.64%	0
2016	12.593530	13.041599	3.56%	0
2015	12.539244	12.593530	0.43%	0
2014	11.807300	12.539244	6.20%	0
2013	10.241863	11.807300	15.28%	0
2012	9.111195	10.241863	12.41%	0
2011*	10.000000	9.111195	-8.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.682208	8.895746	15.80%	0
2018*	10.000000	7.682208	-23.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.814584	9.329719	19.39%	0
2018	9.725802	7.814584	-19.65%	0
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
2014	10.375475	11.512650	10.96%	0
2013*	10.000000	10.375475	3.75%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.550519	16.014771	38.65%	0
2018	13.319174	11.550519	-13.28%	0
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.468053	11.303065	7.98%	0
2018	10.864521	10.468053	-3.65%	408
2017	10.569336	10.864521	2.79%	2,494
2016	10.211659	10.569336	3.50%	1,246
2015	10.559814	10.211659	-3.30%	1,400
2014	10.310134	10.559814	2.42%	1,612
2013	11.361937	10.310134	-9.26%	1,726
2012	10.671402	11.361937	6.47%	2,188
2011*	10.000000	10.671402	6.71%	2,046
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.516116	14.152815	22.90%	0
2018	12.471881	11.516116	-7.66%	0
2017	10.439797	12.471881	19.46%	2,164
2016	9.278056	10.439797	12.52%	2,286
2015*	10.000000	9.278056	-7.22%	2,571

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	10.912991	13.745366	25.95%	0
2018	12.115729	10.912991	-9.93%	2,276
2017	11.236413	12.115729	7.83%	2,276
2016	9.406113	11.236413	19.46%	2,276
2015*	10.000000	9.406113	-5.94%	3,149
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	10.134430	11.818642	16.62%	0
2018	11.020647	10.134430	-8.04%	0
2017	9.866832	11.020647	11.69%	0
2016	9.588302	9.866832	2.90%	0
2015	9.847006	9.588302	-2.63%	985
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	12.834093	16.700832	30.13%	0
2018	14.513050	12.834093	-11.57%	0
2017	11.651555	14.513050	24.56%	0
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
2014	11.521912	11.639089	1.02%	0
2013*	10.000000	11.521912	15.22%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.979702	10.799969	8.22%	0
2018	10.138863	9.979702	-1.57%	0
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.655199	12.806740	20.19%	0
2018	11.334275	10.655199	-5.99%	0
2017	9.964214	11.334275	13.75%	0
2016	9.466279	9.964214	5.26%	0
2015	9.943726	9.466279	-4.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.843782	14.967863	26.38%	0
2018	12.902772	11.843782	-8.21%	0
2017	11.170954	12.902772	15.50%	0
2016*	10.000000	11.170954	11.71%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.278505	15.503232	16.75%	0
2018	14.491215	13.278505	-8.37%	0
2017	12.853174	14.491215	12.74%	0
2016	12.487892	12.853174	2.93%	0
2015	12.722295	12.487892	-1.84%	0
2014	12.588113	12.722295	1.07%	0
2013	11.096378	12.588113	13.44%	0
2012	10.177379	11.096378	9.03%	0
2011	10.652203	10.177379	-4.46%	0
2010*	10.000000	10.652203	6.52%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.498562	13.664499	18.84%	0
2018	13.755276	11.498562	-16.41%	0
2017	12.059145	13.755276	14.07%	0
2016	10.557354	12.059145	14.23%	0
2015	10.922696	10.557354	-3.34%	0
2014*	10.000000	10.922696	9.23%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.744717	11.258235	15.53%	0
2018	10.238125	9.744717	-4.82%	0
2017*	10.000000	10.238125	2.38%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.316825	5.624308	5.78%	0
2018	6.070285	5.316825	-12.41%	0
2017	6.030697	6.070285	0.66%	0
2016	5.429591	6.030697	11.07%	0
2015	7.310994	5.429591	-25.73%	0
2014	8.885202	7.310994	-17.72%	0
2013	9.987182	8.885202	-11.03%	0
2012	10.288566	9.987182	-2.93%	0
2011	11.879510	10.288566	-13.39%	0
2010*	10.000000	11.879510	18.80%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.547974	11.198641	6.17%	0
2018	10.648045	10.547974	-0.94%	0
2017	10.381693	10.648045	2.57%	0
2016	9.610697	10.381693	8.02%	0
2015*	10.000000	9.610697	-3.89%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.270217	10.593762	28.10%	0
2018*	10.000000	8.270217	-17.30%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	12.956352	15.160110	17.01%	0
2018	13.845366	12.956352	-6.42%	0
2017	12.276584	13.845366	12.78%	0
2016	12.039668	12.276584	1.97%	0
2015	12.150193	12.039668	-0.91%	0
2014	11.611267	12.150193	4.64%	0
2013	10.153358	11.611267	14.36%	0
2012	9.124225	10.153358	11.28%	0
2011*	10.000000	9.124225	-8.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.218161	13.805076	23.06%	12,141
2018	11.840702	11.218161	-5.26%	12,775
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	11.001878	13.865284	26.03%	534
2018	12.132515	11.001878	-9.32%	0
2017	10.862174	12.132515	11.70%	0
2016	9.306878	10.862174	16.71%	0
2015*	10.000000	9.306878	-6.93%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.758879	15.119313	28.58%	0
2018	13.060855	11.758879	-9.97%	0
2017	11.296077	13.060855	15.62%	0
2016*	10.000000	11.296077	12.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.552359	18.002645	32.84%	0
2018	13.728514	13.552359	-1.28%	0
2017	10.270188	13.728514	33.67%	8,591
2016	10.301337	10.270188	-0.30%	2,357
2015*	10.000000	10.301337	3.01%	21,431
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.481867	11.927670	13.79%	0
2018	10.970093	10.481867	-4.45%	0
2017	10.348470	10.970093	6.01%	0
2016	9.141678	10.348470	13.20%	0
2015*	10.000000	9.141678	-8.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.147911	11.007864	8.47%	0
2018	10.316596	10.147911	-1.64%	0
2017	10.005406	10.316596	3.11%	0
2016*	10.000000	10.005406	0.05%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.413521	12.694507	21.90%	0
2018	11.228045	10.413521	-7.25%	0
2017	10.912488	11.228045	2.89%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.581034	11.608978	9.71%	0
2018	10.982238	10.581034	-3.65%	0
2017	10.299040	10.982238	6.63%	5,611
2016	9.616131	10.299040	7.10%	0
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	15.152820	18.007657	18.84%	0
2018	16.915567	15.152820	-10.42%	0
2017	15.235230	16.915567	11.03%	0
2016	13.576102	15.235230	12.22%	0
2015	14.599574	13.576102	-7.01%	0
2014	14.316968	14.599574	1.97%	0
2013	11.666498	14.316968	22.72%	0
2012	10.202422	11.666498	14.35%	0
2011	10.450851	10.202422	-2.38%	0
2010*	10.000000	10.450851	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.802055	13.580895	15.07%	11,609
2018	12.439173	11.802055	-5.12%	12,215
2017	11.439029	12.439173	8.74%	0
2016	10.117968	11.439029	13.06%	0
2015	10.979214	10.117968	-7.84%	0
2014	10.584762	10.979214	3.73%	0
2013*	10.000000	10.584762	5.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	12.098578	14.918861	23.31%	0
2018	13.744729	12.098578	-11.98%	0
2017	12.764736	13.744729	7.68%	0
2016	11.476508	12.764736	11.22%	0
2015	12.013388	11.476508	-4.47%	0
2014	11.462063	12.013388	4.81%	0
2013*	10.000000	11.462063	14.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.837425	9.950156	1.15%	0
2018	9.733586	9.837425	1.07%	0
2017	9.631333	9.733586	1.06%	0
2016	9.436406	9.631333	2.07%	0
2015*	10.000000	9.436406	-5.64%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.879549	12.074668	10.99%	0
2018	11.470669	10.879549	-5.15%	0
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
2014	10.272454	10.586980	3.06%	0
2013*	10.000000	10.272454	2.72%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	9.936911	10.035079	0.99%	0
2018	9.887325	9.936911	0.50%	0
2017	9.848193	9.887325	0.40%	0
2016	9.837854	9.848193	0.11%	0
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.434459	10.179482	7.90%	0
2018*	10.000000	9.434459	-5.66%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.401680	6.864062	7.22%	0
2018	7.097593	6.401680	-9.80%	0
2017	6.584806	7.097593	7.79%	0
2016	7.791551	6.584806	-15.49%	0
2015	7.981915	7.791551	-2.38%	660
2014	7.182424	7.981915	11.13%	738
2013	7.061158	7.182424	1.72%	1,161
2012	8.020474	7.061158	-11.96%	932
2011	8.852874	8.020474	-9.40%	3,471
2010	9.256044	8.852874	-4.36%	1,103
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	10.126774	10.596788	4.64%	0
2018	11.731646	10.126774	-13.68%	0
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	845
2014	10.087483	10.281260	1.92%	946
2013	8.661799	10.087483	16.46%	1,058
2012	8.365536	8.661799	3.54%	1,193
2011	9.029677	8.365536	-7.36%	1,294
2010	8.189188	9.029677	10.26%	1,413

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.575384	8.928733	4.12%	0
2018	9.111685	8.575384	-5.89%	0
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	1,046
2014	8.572502	8.895667	3.77%	1,170
2013	8.505378	8.572502	0.79%	1,308
2012	8.391739	8.505378	1.35%	1,472
2011	8.186743	8.391739	2.50%	1,739
2010	7.776203	8.186743	5.28%	1,728
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.223486	11.974217	6.69%	0
2018	11.412005	11.223486	-1.65%	948
2017	11.124388	11.412005	2.59%	0
2016	10.334568	11.124388	7.64%	0
2015	10.347779	10.334568	-0.13%	0
2014	10.193774	10.347779	1.51%	0
2013*	10.000000	10.193774	1.94%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	11.078756	12.619362	13.91%	0
2018	11.978127	11.078756	-7.51%	0
2017	10.999123	11.978127	8.90%	0
2016	9.947652	10.999123	10.57%	0
2015	10.494728	9.947652	-5.21%	0
2014	10.012935	10.494728	4.81%	0
2013*	10.000000	10.012935	0.13%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.700769	17.857137	30.34%	0
2018	15.955877	13.700769	-14.13%	0
2017	11.804819	15.955877	35.16%	667
2016	11.924473	11.804819	-1.00%	0
2015	11.600680	11.924473	2.79%	0
2014	11.464413	11.600680	1.19%	0
2013*	10.000000	11.464413	14.64%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.805626	15.461880	20.74%	0
2018	13.658916	12.805626	-6.25%	0
2017	11.647389	13.658916	17.27%	0
2016	12.056592	11.647389	-3.39%	0
2015	13.267285	12.056592	-9.13%	0
2014	14.124684	13.267285	-6.07%	0
2013	11.384603	14.124684	24.07%	0
2012	9.634852	11.384603	18.16%	0
2011	10.471877	9.634852	-7.99%	0
2010*	10.000000	10.471877	4.72%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.068600	10.622762	17.14%	4,026
2018	11.230837	9.068600	-19.25%	4,004
2017	8.861134	11.230837	26.74%	1,736
2016	7.399330	8.861134	19.76%	1,144
2015	9.334971	7.399330	-20.74%	0
2014	9.872793	9.334971	-5.45%	0
2013*	10.000000	9.872793	-1.27%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.676593	12.069310	13.04%	1,434
2018	11.236481	10.676593	-4.98%	0
2017	10.451790	11.236481	7.51%	0
2016	9.137826	10.451790	14.38%	0
2015	9.812606	9.137826	-6.88%	0
2014	10.048394	9.812606	-2.35%	0
2013*	10.000000	10.048394	0.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.361688	11.137605	7.49%	0
2018	10.559402	10.361688	-1.87%	0
2017	10.253507	10.559402	2.98%	0
2016	9.918372	10.253507	3.38%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.718206	14.178419	20.99%	0
2018	12.133379	11.718206	-3.42%	0
2017	10.964761	12.133379	10.66%	0
2016*	10.000000	10.964761	9.65%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	12.034088	13.638207	13.33%	0
2018	12.750145	12.034088	-5.62%	0
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
2014	11.073531	11.445757	3.36%	0
2013	10.289482	11.073531	7.62%	0
2012	9.497990	10.289482	8.33%	0
2011*	10.000000	9.497990	-5.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	12.006914	13.591700	13.20%	0
2018	13.028173	12.006914	-7.84%	0
2017	11.990277	13.028173	8.66%	0
2016	10.935740	11.990277	9.64%	0
2015	11.160643	10.935740	-2.02%	0
2014	10.940108	11.160643	2.02%	0
2013	12.092760	10.940108	-9.53%	0
2012	10.347046	12.092760	16.87%	0
2011*	10.000000	10.347046	3.47%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.556955	13.384121	26.78%	0
2018	11.559938	10.556955	-8.68%	0
2017	10.359292	11.559938	11.59%	0
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
2014*	10.000000	10.643491	6.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	12.183386	14.260862	17.05%	0
2018	13.386097	12.183386	-8.98%	0
2017	12.305973	13.386097	8.78%	0
2016	12.035404	12.305973	2.25%	0
2015	12.313176	12.035404	-2.26%	0
2014	10.907853	12.313176	12.88%	0
2013	10.719020	10.907853	1.76%	0
2012	8.319787	10.719020	28.84%	0
2011*	10.000000	8.319787	-16.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	12.032698	14.047097	16.74%	0
2018	13.000751	12.032698	-7.45%	0
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
2014	11.533650	11.663882	1.13%	0
2013	10.049431	11.533650	14.77%	0
2012	8.914770	10.049431	12.73%	0
2011*	10.000000	8.914770	-10.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.985269	19.143288	19.76%	0
2018	16.967898	15.985269	-5.79%	0
2017	14.778947	16.967898	14.81%	0
2016	13.674642	14.778947	8.08%	0
2015	13.657463	13.674642	0.13%	0
2014	13.119796	13.657463	4.10%	0
2013	10.733081	13.119796	22.24%	0
2012	9.355034	10.733081	14.73%	0
2011*	10.000000	9.355034	-6.45%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.478632	11.342126	8.24%	649
2018	10.822749	10.478632	-3.18%	0
2017	10.265335	10.822749	5.43%	10,573
2016	9.529142	10.265335	7.73%	607
2015	9.896868	9.529142	-3.72%	665
2014	9.608549	9.896868	3.00%	0
2013*	10.000000	9.608549	-3.91%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.117296	11.530492	13.97%	0
2018	11.148917	10.117296	-9.25%	0
2017	9.494113	11.148917	17.43%	0
2016	9.298686	9.494113	2.10%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.125446	10.700556	5.68%	0
2018*	10.000000	10.125446	1.25%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	10.988260	12.500818	13.77%	0
2018	11.425627	10.988260	-3.83%	0
2017	10.793978	11.425627	5.85%	0
2016	9.536286	10.793978	13.19%	0
2015	9.875518	9.536286	-3.44%	0
2014*	10.000000	9.875518	-1.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.866258	16.339838	27.00%	0
2018	13.661235	12.866258	-5.82%	0
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	10.44%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	13.205353	17.392559	31.71%	709
2018	15.983597	13.205353	-17.38%	657
2017	12.841151	15.983597	24.47%	1,503
2016	13.279162	12.841151	-3.30%	1,267
2015	13.481208	13.279162	-1.50%	452
2014	13.783113	13.481208	-2.19%	0
2013	11.481340	13.783113	20.05%	0
2012	10.024219	11.481340	14.54%	0
2011	11.186496	10.024219	-10.39%	0
2010*	10.000000	11.186496	11.86%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.307722	18.343586	28.21%	0
2018	14.431478	14.307722	-0.86%	0
2017	12.076387	14.431478	19.50%	0
2016	10.934327	12.076387	10.44%	0
2015	10.925863	10.934327	0.08%	0
2014*	10.000000	10.925863	9.26%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	16.856117	20.717261	22.91%	0
2018	19.048214	16.856117	-11.51%	0
2017	16.036142	19.048214	18.78%	0
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
2014	14.787984	15.321643	3.61%	0
2013	11.519384	14.787984	28.37%	0
2012	10.002615	11.519384	15.16%	0
2011	10.775495	10.002615	-7.17%	0
2010*	10.000000	10.775495	7.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	14.178014	16.331885	15.19%	0
2018	15.250892	14.178014	-7.03%	3,014
2017	13.727001	15.250892	11.10%	3,014
2016	13.047410	13.727001	5.21%	3,014
2015	13.300145	13.047410	-1.90%	3,014
2014	12.861447	13.300145	3.41%	3,014
2013	11.313467	12.861447	13.68%	3,014
2012	10.274258	11.313467	10.11%	0
2011	10.503438	10.274258	-2.18%	0
2010*	10.000000	10.503438	5.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	15.564082	18.555223	19.22%	0
2018	17.092982	15.564082	-8.94%	2,884
2017	14.886274	17.092982	14.82%	2,884
2016	13.989308	14.886274	6.41%	2,884
2015	14.299208	13.989308	-2.17%	2,884
2014	13.774718	14.299208	3.81%	2,884
2013	11.458394	13.774718	20.22%	2,884
2012	10.169466	11.458394	12.67%	0
2011	10.622714	10.169466	-4.27%	2,011
2010*	10.000000	10.622714	6.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.254461	13.446792	9.73%	0
2018	12.690686	12.254461	-3.44%	0
2017	12.034029	12.690686	5.46%	0
2016	11.601744	12.034029	3.73%	25,021
2015	11.787700	11.601744	-1.58%	0
2014	11.504890	11.787700	2.46%	0
2013	11.058055	11.504890	4.04%	0
2012	10.375071	11.058055	6.58%	0
2011	10.318260	10.375071	0.55%	0
2010*	10.000000	10.318260	3.18%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.868098	12.268445	12.88%	0
2018	11.788419	10.868098	-7.81%	0
2017	10.359559	11.788419	13.79%	0
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
2014	10.287794	10.430891	1.39%	0
2013*	10.000000	10.287794	2.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.089519	12.690202	14.43%	0
2018	12.036449	11.089519	-7.87%	0
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
2014	10.359862	10.375918	0.15%	0
2013*	10.000000	10.359862	3.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	14.906036	17.460954	17.14%	0
2018	16.181190	14.906036	-7.88%	0
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
2014	13.303172	13.792904	3.68%	0
2013	11.389393	13.303172	16.80%	0
2012	10.222712	11.389393	11.41%	0
2011	10.556418	10.222712	-3.16%	9,016
2010*	10.000000	10.556418	5.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	16.044327	19.444432	21.19%	0
2018	17.881992	16.044327	-10.28%	0
2017	15.274837	17.881992	17.07%	0
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
2014	14.142808	14.662278	3.67%	0
2013	11.477655	14.142808	23.22%	0
2012	10.102715	11.477655	13.61%	0
2011	10.688457	10.102715	-5.48%	0
2010*	10.000000	10.688457	6.88%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.597938	15.410532	13.33%	0
2018	14.401089	13.597938	-5.58%	0
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
2014	12.423435	12.820681	3.20%	0
2013	11.264026	12.423435	10.29%	0
2012	10.323907	11.264026	9.11%	3,978
2011	10.440468	10.323907	-1.12%	0
2010*	10.000000	10.440468	4.40%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.254489	11.021040	7.48%	0
2018	10.380693	10.254489	-1.22%	0
2017	10.152595	10.380693	2.25%	0
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.216143	12.187700	8.66%	2,213
2018	11.479686	11.216143	-2.30%	0
2017	11.157537	11.479686	2.89%	618
2016	10.889666	11.157537	2.46%	740
2015	11.040128	10.889666	-1.36%	598
2014	10.616526	11.040128	3.99%	104
2013	10.931490	10.616526	-2.88%	0
2012	10.292799	10.931490	6.21%	0
2011*	10.000000	10.292799	2.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.389604	15.899862	18.75%	0
2018	15.036581	13.389604	-10.95%	0
2017	12.864403	15.036581	16.89%	0
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
2014	11.863868	12.131060	2.25%	0
2013*	10.000000	11.863868	18.64%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.691094	14.786949	16.51%	0
2018	13.886144	12.691094	-8.61%	1,702
2017	12.303115	13.886144	12.87%	1,702
2016	11.407938	12.303115	7.85%	1,702
2015	11.712033	11.407938	-2.60%	1,702
2014	11.596848	11.712033	0.99%	1,702
2013*	10.000000	11.596848	15.97%	1,702

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	9.899724	12.067806	21.90%	0
2018	12.090909	9.899724	-18.12%	0
2017	8.617702	12.090909	40.30%	0
2016	8.068760	8.617702	6.80%	0
2015	9.687531	8.068760	-16.71%	0
2014*	10.000000	9.687531	-3.12%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.119426	10.662537	5.37%	0
2018	10.211561	10.119426	-0.90%	0
2017	10.088588	10.211561	1.22%	0
2016	10.099938	10.088588	-0.11%	0
2015	10.197611	10.099938	-0.96%	0
2014*	10.000000	10.197611	1.98%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.381882	9.444238	0.66%	0
2018	9.356337	9.381882	0.27%	0
2017	9.415999	9.356337	-0.63%	2,031
2016	9.496304	9.415999	-0.85%	3,214
2015	9.577714	9.496304	-0.85%	5,244
2014	9.659819	9.577714	-0.85%	5,107
2013	9.742625	9.659819	-0.85%	4,490
2012	9.826376	9.742625	-0.85%	7,614
2011	9.910376	9.826376	-0.85%	4,309
2010	9.995324	9.910376	-0.85%	1,061
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	10.125171	12.224542	20.73%	1,601
2018	11.848651	10.125171	-14.55%	2,115
2017	9.568738	11.848651	23.83%	1,624
2016	9.562319	9.568738	0.07%	1,757
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.741703	14.404746	22.68%	0
2018	12.993435	11.741703	-9.63%	0
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
2014*	10.000000	10.385738	3.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	11.157343	12.759613	14.36%	0
2018	11.827050	11.157343	-5.66%	0
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
2014*	10.000000	10.288587	2.89%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.527844	13.709017	18.92%	0
2018	12.431598	11.527844	-7.27%	0
2017	10.920708	12.431598	13.84%	0
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
2014*	10.000000	10.365674	3.66%	32,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.686379	11.605600	8.60%	0
2018	10.976438	10.686379	-2.64%	0
2017	10.475033	10.976438	4.79%	0
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
2014*	10.000000	10.192447	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.094732	12.430300	12.04%	0
2018	11.857401	11.094732	-6.43%	0
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
2014	10.266997	10.429727	1.58%	0
2013*	10.000000	10.266997	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.368180	12.990263	14.27%	0
2018	12.205084	11.368180	-6.86%	0
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
2014	10.331879	10.421674	0.87%	0
2013*	10.000000	10.331879	3.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.380138	13.285640	16.74%	0
2018	12.169439	11.380138	-6.49%	0
2017	10.868542	12.169439	11.97%	0
2016	10.230701	10.868542	6.23%	0
2015	10.353063	10.230701	-1.18%	0
2014*	10.000000	10.353063	3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.604396	14.017237	20.79%	0
2018	12.684483	11.604396	-8.52%	0
2017	10.964264	12.684483	15.69%	0
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
2014*	10.000000	10.356429	3.56%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	11.041449	12.423671	12.52%	0
2018	11.568331	11.041449	-4.55%	0
2017	10.683196	11.568331	8.29%	0
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
2014*	10.000000	10.283755	2.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.505487	5.05%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.807270	8.07%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	22.175091	28.630642	29.11%	0
2018	23.141567	22.175091	-4.18%	294
2017	17.970168	23.141567	28.78%	1,050
2016	17.770186	17.970168	1.13%	1,057
2015	17.378640	17.770186	2.25%	0
2014	15.912742	17.378640	9.21%	0
2013	11.940116	15.912742	33.27%	0
2012	10.369124	11.940116	15.15%	0
2011	10.807172	10.369124	-4.05%	0
2010*	10.000000	10.807172	8.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.405314	16.891721	36.17%	0
2018	12.708026	12.405314	-2.38%	0
2017	10.086463	12.708026	25.99%	0
2016	9.845415	10.086463	2.45%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.780151	14.676096	24.58%	0
2018	13.408080	11.780151	-12.14%	0
2017	11.679764	13.408080	14.80%	0
2016	9.792754	11.679764	19.27%	0
2015	10.133509	9.792754	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.791954	10.134403	15.27%	963
2018	10.727385	8.791954	-18.04%	1,705
2017	8.829417	10.727385	21.50%	1,351
2016	8.482363	8.829417	4.09%	2,245
2015	9.038206	8.482363	-6.15%	0
2014*	10.000000	9.038206	-9.62%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	17.879145	22.176388	24.03%	1,117
2018	20.444355	17.879145	-12.55%	1,208
2017	18.029794	20.444355	13.39%	1,448
2016	15.669683	18.029794	15.06%	1,009
2015	16.366420	15.669683	-4.26%	0
2014	14.973005	16.366420	9.31%	0
2013	11.183929	14.973005	33.88%	0
2012	9.592551	11.183929	16.59%	0
2011	10.302269	9.592551	-6.89%	97
2010*	10.000000	10.302269	3.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	20.584090	25.275889	22.79%	0
2018	23.906468	20.584090	-13.90%	418
2017	21.179830	23.906468	12.87%	0
2016	18.165032	21.179830	16.60%	0
2015	18.865116	18.165032	-3.71%	0
2014	16.259508	18.865116	16.03%	0
2013	12.086668	16.259508	34.52%	0
2012	10.477836	12.086668	15.35%	0
2011	10.818601	10.477836	-3.15%	0
2010*	10.000000	10.818601	8.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.433557	18.076046	34.56%	0
2018	14.717939	13.433557	-8.73%	0
2017	11.882123	14.717939	23.87%	0
2016	11.064799	11.882123	7.39%	0
2015	11.075914	11.064799	-0.10%	0
2014*	10.000000	11.075914	10.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	11.167723	13.176713	17.99%	0
2018	13.563443	11.167723	-17.66%	2,051
2017	12.542639	13.563443	8.14%	2,051
2016	10.044967	12.542639	24.86%	2,051
2015	10.780312	10.044967	-6.82%	2,051
2014*	10.000000	10.780312	7.80%	2,051
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	12.108997	15.085399	24.58%	1,145
2018	13.979566	12.108997	-13.38%	899
2017	12.423463	13.979566	12.53%	0
2016	10.200656	12.423463	21.79%	0
2015	10.459130	10.200656	-2.47%	0
2014*	10.000000	10.459130	4.59%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.862905	15.343028	29.34%	0
2018	12.471100	11.862905	-4.88%	0
2017	11.849801	12.471100	5.24%	0
2016	11.150863	11.849801	6.27%	0
2015	11.921231	11.150863	-6.46%	0
2014	9.349036	11.921231	27.51%	0
2013*	10.000000	9.349036	-6.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	12.806719	16.654041	30.04%	2,380
2018	13.542543	12.806719	-5.43%	1,694
2017	11.238687	13.542543	20.50%	3,702
2016	10.150712	11.238687	10.72%	8,598
2015	10.120028	10.150712	0.30%	19,192
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.247722	10.575903	3.20%	695
2018	10.251954	10.247722	-0.04%	1,252
2017	10.178860	10.251954	0.72%	1,838
2016	10.016312	10.178860	1.62%	3,314
2015	10.136746	10.016312	-1.19%	0
2014	10.173400	10.136746	-0.36%	0
2013	10.249795	10.173400	-0.75%	166
2012	9.986001	10.249795	2.64%	0
2011*	10.000000	9.986001	-0.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.494327	14.241227	23.90%	0
2018	13.076741	11.494327	-12.10%	0
2017	11.550563	13.076741	13.21%	0
2016	9.637841	11.550563	19.85%	0
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	20.760185	28.166353	35.67%	0
2018	22.526786	20.760185	-7.84%	0
2017	17.815975	22.526786	26.44%	0
2016	16.942356	17.815975	5.16%	0
2015	17.146849	16.942356	-1.19%	0
2014	16.673612	17.146849	2.84%	0
2013	12.132643	16.673612	37.43%	0
2012	10.673775	12.132643	13.67%	0
2011	11.266561	10.673775	-5.26%	0
2010*	10.000000	11.266561	12.67%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	9.109453	10.410251	14.28%	0
2018	9.856481	9.109453	-7.58%	0
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	9.883410	11.259048	13.92%	0
2018	10.910159	9.883410	-9.41%	0
2017	9.971419	10.910159	9.41%	0
2016	9.208141	9.971419	8.29%	0
2015	10.023996	9.208141	-8.14%	0
2014	10.139922	10.023996	-1.14%	0
2013*	10.000000	10.139922	1.40%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	9.970763	10.178101	2.08%	0
2018	10.707617	9.970763	-6.88%	0
2017	10.498066	10.707617	2.00%	3,551
2016	9.353840	10.498066	12.23%	0
2015	9.746863	9.353840	-4.03%	0
2014	9.694509	9.746863	0.54%	0
2013*	10.000000	9.694509	-3.05%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	10.115587	10.804118	6.81%	0
2018	10.552387	10.115587	-4.14%	0
2017	10.422133	10.552387	1.25%	0
2016	10.071022	10.422133	3.49%	0
2015	10.418678	10.071022	-3.34%	0
2014	10.622302	10.418678	-1.92%	0
2013	10.241980	10.622302	3.71%	8,451
2012*	10.000000	10.241980	2.42%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.433337	12.667423	10.79%	0
2018	12.196198	11.433337	-6.25%	0
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
2014	10.806237	10.763126	-0.40%	0
2013	10.886981	10.806237	-0.74%	0
2012	9.564338	10.886981	13.83%	0
2011*	10.000000	9.564338	-4.36%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.789969	6.392394	10.40%	0
2018	6.806534	5.789969	-14.94%	0
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
2014	9.931085	8.013181	-19.31%	0
2013	11.744440	9.931085	-15.44%	0
2012	11.268001	11.744440	4.23%	0
2011	12.291681	11.268001	-8.33%	0
2010*	10.000000	12.291681	22.92%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.666668	11.087182	3.94%	0
2018	10.659853	10.666668	0.06%	0
2017	10.248240	10.659853	4.02%	0
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	857
2014	9.938687	10.144249	2.07%	0
2013*	10.000000	9.938687	-0.61%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	13.522239	15.371802	13.68%	0
2018	14.330290	13.522239	-5.64%	0
2017	13.165224	14.330290	8.85%	0
2016	11.728127	13.165224	12.25%	0
2015	12.115220	11.728127	-3.20%	0
2014	12.049835	12.115220	0.54%	135
2013	13.073738	12.049835	-7.83%	98
2012	11.196768	13.073738	16.76%	1,755
2011	10.632181	11.196768	5.31%	224
2010*	10.000000	10.632181	6.32%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.322178	11.901660	5.12%	0
2018	11.931666	11.322178	-5.11%	0
2017	11.088789	11.931666	7.60%	0
2016	10.759412	11.088789	3.06%	0
2015	11.319568	10.759412	-4.95%	0
2014	11.175383	11.319568	1.29%	0
2013	12.327186	11.175383	-9.34%	0
2012	11.634681	12.327186	5.95%	0
2011	10.919984	11.634681	6.54%	227
2010*	10.000000	10.919984	9.20%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	14.582099	16.570825	13.64%	0
2018	15.123962	14.582099	-3.58%	0
2017	14.320316	15.123962	5.61%	0
2016	12.854682	14.320316	11.40%	446
2015	13.198379	12.854682	-2.60%	0
2014	12.894682	13.198379	2.36%	0
2013	12.312098	12.894682	4.73%	649
2012	10.874331	12.312098	13.22%	0
2011	10.623753	10.874331	2.36%	354
2010*	10.000000	10.623753	6.24%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.351381	11.131622	7.54%	0
2018	10.410808	10.351381	-0.57%	0
2017*	10.000000	10.410808	4.11%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.244271	10.858266	5.99%	0
2018	10.128407	10.244271	1.14%	0
2017*	10.000000	10.128407	1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.069354	11.734486	6.01%	0
2018	11.638882	11.069354	-4.89%	0
2017	10.600460	11.638882	9.80%	0
2016	10.389446	10.600460	2.03%	0
2015	11.288506	10.389446	-7.96%	1,023
2014	11.351123	11.288506	-0.55%	0
2013	12.253096	11.351123	-7.36%	196
2012	11.743930	12.253096	4.34%	0
2011	10.924865	11.743930	7.50%	324
2010*	10.000000	10.924865	9.25%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.165484	10.474561	3.04%	0
2018	10.228856	10.165484	-0.62%	1,895
2017	10.188720	10.228856	0.39%	1,152
2016	10.143456	10.188720	0.45%	1,036
2015	10.209103	10.143456	-0.64%	0
2014	10.220146	10.209103	-0.11%	0
2013	10.331764	10.220146	-1.08%	0
2012	9.853948	10.331764	4.85%	0
2011*	10.000000	9.853948	-1.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.320395	12.149868	7.33%	1,208
2018	11.490957	11.320395	-1.48%	1,518
2017	11.056595	11.490957	3.93%	1,230
2016	10.870278	11.056595	1.71%	0
2015	10.926799	10.870278	-0.52%	604
2014	10.579569	10.926799	3.28%	0
2013	10.893925	10.579569	-2.89%	0
2012	10.034250	10.893925	8.57%	0
2011*	10.000000	10.034250	0.34%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	14.346551	16.256527	13.31%	0
2018	15.067923	14.346551	-4.79%	0
2017	14.200039	15.067923	6.11%	0
2016	12.586796	14.200039	12.82%	0
2015	13.256194	12.586796	-5.05%	0
2014	13.409547	13.256194	-1.14%	0
2013	12.096448	13.409547	10.86%	0
2012	10.545280	12.096448	14.71%	0
2011	10.855914	10.545280	-2.86%	0
2010*	10.000000	10.855914	8.56%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	15.311911	17.069000	11.48%	0
2018	15.538917	15.311911	-1.46%	0
2017	14.954823	15.538917	3.91%	153
2016	13.837313	14.954823	8.08%	145
2015	13.934459	13.837313	-0.70%	0
2014	13.732693	13.934459	1.47%	0
2013	12.589204	13.732693	9.08%	345
2012	11.125849	12.589204	13.15%	2,273
2011	10.921251	11.125849	1.87%	2,590
2010*	10.000000	10.921251	9.21%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	9.804186	12.277975	25.23%	0
2018	12.147612	9.804186	-19.29%	0
2017	9.220178	12.147612	31.75%	0
2016	9.239885	9.220178	-0.21%	0
2015	10.283615	9.239885	-10.15%	0
2014	10.537028	10.283615	-2.40%	0
2013	9.243441	10.537028	13.99%	0
2012	8.073336	9.243441	14.49%	0
2011	11.153498	8.073336	-27.62%	0
2010*	10.000000	11.153498	11.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2019	16.455346	22.258670	35.27%	0
2018	20.215151	16.455346	-18.60%	0
2017	17.289903	20.215151	16.92%	0
2016	14.150657	17.289903	22.18%	0
2015	14.334028	14.150657	-1.28%	3,602
2014	13.097826	14.334028	9.44%	0
2013	9.898496	13.097826	32.32%	0
2012	7.483629	9.898496	32.27%	0
2011*	10.000000	7.483629	-25.16%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	9.840020	11.485074	16.72%	0
2018	12.053233	9.840020	-18.36%	0
2017	9.886636	12.053233	21.91%	1,404
2016	8.415149	9.886636	17.49%	0
2015	9.860022	8.415149	-14.65%	0
2014	9.779602	9.860022	0.82%	0
2013	8.328325	9.779602	17.43%	0
2012	7.742824	8.328325	7.56%	0
2011*	10.000000	7.742824	-22.57%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.839702	2.169470	-23.60%	0
2018	2.752605	2.839702	3.16%	0
2017	3.384125	2.752605	-18.66%	0
2016	3.925460	3.384125	-13.79%	0
2015	4.164130	3.925460	-5.73%	0
2014	4.897666	4.164130	-14.98%	0
2013	6.725282	4.897666	-27.18%	0
2012	8.132766	6.725282	-17.31%	0
2011	9.002199	8.132766	-9.66%	0
2010*	10.000000	9.002199	-9.98%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	27.105716	31.298120	15.47%	0
2018	29.317697	27.105716	-7.54%	974
2017	24.129157	29.317697	21.50%	974
2016	28.791927	24.129157	-16.19%	974
2015	28.110892	28.791927	2.42%	974
2014	21.855128	28.110892	28.62%	4,401
2013	13.087935	21.855128	66.99%	974
2012	9.381475	13.087935	39.51%	0
2011*	10.000000	9.381475	-6.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2019	19.567470	25.004450	27.79%	0
2018	21.028802	19.567470	-6.95%	0
2017	17.771286	21.028802	18.33%	0
2016	16.344329	17.771286	8.73%	0
2015	16.560300	16.344329	-1.30%	0
2014	14.983871	16.560300	10.52%	0
2013	11.646711	14.983871	28.65%	0
2012	10.314236	11.646711	12.92%	0
2011	10.402388	10.314236	-0.85%	0
2010*	10.000000	10.402388	4.02%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.501080	19.451678	25.49%	0
2018	18.351077	15.501080	-15.53%	1,437
2017	16.086300	18.351077	14.08%	1,437
2016	15.668704	16.086300	2.67%	3,627
2015	15.171423	15.668704	3.28%	1,437
2014	13.881761	15.171423	9.29%	1,437
2013	10.899611	13.881761	27.36%	1,437
2012	9.916375	10.899611	9.92%	0
2011*	10.000000	9.916375	-0.84%	745

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	22.715742	28.071992	23.58%	0
2018	22.771434	22.715742	-0.24%	0
2017	19.402450	22.771434	17.36%	2,011
2016	18.782296	19.402450	3.30%	3,026
2015	18.094750	18.782296	3.80%	2,255
2014	16.227733	18.094750	11.51%	8,058
2013	11.701548	16.227733	38.68%	2,617
2012	9.665883	11.701548	21.06%	3,028
2011*	10.000000	9.665883	-3.34%	4,958
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.264549	10.180144	23.18%	0
2018	9.837906	8.264549	-15.99%	0
2017	7.445749	9.837906	32.13%	3,164
2016	6.764665	7.445749	10.07%	0
2015	8.256193	6.764665	-18.07%	0
2014	8.621839	8.256193	-4.24%	0
2013	9.292564	8.621839	-7.22%	0
2012	8.794576	9.292564	5.66%	612
2011	11.046432	8.794576	-20.39%	0
2010*	10.000000	11.046432	10.46%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.575379	13.518495	16.79%	0
2018	13.596152	11.575379	-14.86%	0
2017	11.454556	13.596152	18.70%	2,277
2016	10.715658	11.454556	6.90%	0
2015	12.126572	10.715658	-11.63%	0
2014	13.388216	12.126572	-9.42%	0
2013	11.101145	13.388216	20.60%	0
2012	9.602849	11.101145	15.60%	456
2011	10.629482	9.602849	-9.66%	0
2010*	10.000000	10.629482	6.29%	0
ProFunds - ProFund VP Financials - Q/NQ
2019	17.489927	22.590522	29.16%	0
2018	19.694671	17.489927	-11.19%	0
2017	16.806158	19.694671	17.19%	0
2016	14.698143	16.806158	14.34%	0
2015	15.049053	14.698143	-2.33%	0
2014	13.441816	15.049053	11.96%	0
2013	10.264456	13.441816	30.95%	0
2012	8.299959	10.264456	23.67%	0
2011*	10.000000	8.299959	-17.00%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	23.431336	27.732602	18.36%	0
2018	22.629456	23.431336	3.54%	0
2017	18.874811	22.629456	19.89%	0
2016	19.840343	18.874811	-4.87%	927
2015	19.053308	19.840343	4.13%	0
2014	15.535043	19.053308	22.65%	0
2013	11.211005	15.535043	38.57%	0
2012	9.630987	11.211005	16.41%	0
2011*	10.000000	9.630987	-3.69%	778
ProFunds - ProFund VP Industrials - Q/NQ
2019	16.895907	21.860621	29.38%	0
2018	19.535180	16.895907	-13.51%	0
2017	16.096879	19.535180	21.36%	0
2016	13.811202	16.096879	16.55%	0
2015	14.422941	13.811202	-4.24%	3,673
2014	13.778098	14.422941	4.68%	0
2013	10.055986	13.778098	37.01%	0
2012	8.758513	10.055986	14.81%	0
2011*	10.000000	8.758513	-12.41%	0
ProFunds - ProFund VP International - Q/NQ
2019	10.882385	12.869156	18.26%	0
2018	13.029490	10.882385	-16.48%	0
2017	10.789232	13.029490	20.76%	0
2016	10.983112	10.789232	-1.77%	0
2015	11.481691	10.983112	-4.34%	0
2014	12.601870	11.481691	-8.89%	0
2013	10.636509	12.601870	18.48%	0
2012	9.253486	10.636509	14.95%	0
2011	10.894909	9.253486	-15.07%	49
2010*	10.000000	10.894909	8.95%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	26.623260	31.157311	17.03%	0
2018	25.590130	26.623260	4.04%	0
2017	18.970080	25.590130	34.90%	0
2016	18.129860	18.970080	4.63%	0
2015	15.193030	18.129860	19.33%	1,013
2014	15.153280	15.193030	0.26%	0
2013	10.073921	15.153280	50.42%	0
2012	8.483701	10.073921	18.74%	0
2011*	10.000000	8.483701	-15.16%	605

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	14.249841	16.954179	18.98%	0
2018	16.265168	14.249841	-12.39%	0
2017	13.848894	16.265168	17.45%	0
2016	13.909948	13.848894	-0.44%	0
2015	13.259028	13.909948	4.91%	0
2014	12.954757	13.259028	2.35%	0
2013	8.814170	12.954757	46.98%	49
2012	7.230479	8.814170	21.90%	0
2011	8.952009	7.230479	-19.23%	62
2010*	10.000000	8.952009	-10.48%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	27.061241	36.678845	35.54%	0
2018	27.814547	27.061241	-2.71%	0
2017	21.517301	27.814547	29.27%	795
2016	20.617701	21.517301	4.36%	0
2015	19.351881	20.617701	6.54%	0
2014	16.681073	19.351881	16.01%	240
2013	12.529642	16.681073	33.13%	71
2012	10.872503	12.529642	15.24%	42
2011	10.808260	10.872503	0.59%	125
2010*	10.000000	10.808260	8.08%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	8.869856	9.543360	7.59%	0
2018	11.214203	8.869856	-20.91%	0
2017	11.680856	11.214203	-4.00%	0
2016	9.486471	11.680856	23.13%	0
2015	12.486097	9.486471	-24.02%	0
2014	14.128487	12.486097	-11.62%	0
2013	11.485013	14.128487	23.02%	0
2012	11.257527	11.485013	2.02%	0
2011	11.104407	11.257527	1.38%	0
2010*	10.000000	11.104407	11.04%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	17.963795	20.311923	13.07%	0
2018	19.315910	17.963795	-7.00%	0
2017	17.652732	19.315910	9.42%	0
2016	18.494159	17.652732	-4.55%	0
2015	17.859153	18.494159	3.56%	0
2014	15.090725	17.859153	18.35%	0
2013	11.563062	15.090725	30.51%	0
2012	10.426379	11.563062	10.90%	0
2011*	10.000000	10.426379	4.26%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	3.011544	4.358874	44.74%	0
2018	3.510315	3.011544	-14.21%	0
2017	3.362839	3.510315	4.39%	0
2016	2.176669	3.362839	54.49%	0
2015	3.269380	2.176669	-33.42%	0
2014	4.331062	3.269380	-24.51%	0
2013	7.039298	4.331062	-38.47%	0
2012	8.308388	7.039298	-15.27%	0
2011*	10.000000	8.308388	-16.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2019	13.887164	17.453531	25.68%	0
2018	14.853023	13.887164	-6.50%	0
2017	13.864090	14.853023	7.13%	0
2016	13.225641	13.864090	4.83%	1,329
2015	13.295944	13.225641	-0.53%	0
2014	10.726504	13.295944	23.95%	0
2013	10.808455	10.726504	-0.76%	0
2012	9.303632	10.808455	16.17%	0
2011*	10.000000	9.303632	-6.96%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.337965	2.733218	-18.12%	0
2018	3.232235	3.337965	3.27%	0
2017	3.700406	3.232235	-12.65%	0
2016	3.935163	3.700406	-5.97%	0
2015	4.032919	3.935163	-2.42%	0
2014	5.832276	4.032919	-30.85%	0
2013	5.050189	5.832276	15.49%	419
2012	5.473125	5.050189	-7.73%	0
2011	8.832070	5.473125	-38.03%	0
2010*	10.000000	8.832070	-11.68%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	21.622457	32.109749	48.50%	0
2018	24.294759	21.622457	-11.00%	0
2017	18.075744	24.294759	34.41%	0
2016	14.275098	18.075744	26.62%	0
2015	14.823749	14.275098	-3.70%	0
2014	11.113447	14.823749	33.39%	0
2013	8.397563	11.113447	32.34%	0
2012	8.838132	8.397563	-4.98%	0
2011*	10.000000	8.838132	-11.62%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.521402	4.325192	-21.66%	0
2018	4.946425	5.521402	11.62%	0
2017	6.913523	4.946425	-28.45%	1,905
2016	8.324543	6.913523	-16.95%	0
2015	7.528754	8.324543	10.57%	0
2014	7.822457	7.528754	-3.75%	0
2013	7.907739	7.822457	-1.08%	1,207
2012	9.172115	7.907739	-13.78%	0
2011	8.359443	9.172115	9.72%	0
2010*	10.000000	8.359443	-16.41%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.380977	3.587112	-18.12%	0
2018	3.826599	4.380977	14.49%	0
2017	4.862772	3.826599	-21.31%	0
2016	5.211659	4.862772	-6.69%	0
2015	5.462957	5.211659	-4.60%	1,205
2014	5.359738	5.462957	1.93%	0
2013	6.843323	5.359738	-21.68%	0
2012	8.644443	6.843323	-20.84%	0
2011	8.564068	8.644443	0.94%	0
2010*	10.000000	8.564068	-14.36%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.908911	1.361682	-28.67%	0
2018	1.982613	1.908911	-3.72%	0
2017	2.674862	1.982613	-25.88%	0
2016	2.999452	2.674862	-10.82%	0
2015	3.478956	2.999452	-13.78%	0
2014	4.352359	3.478956	-20.07%	0
2013	6.218012	4.352359	-30.00%	0
2012	7.723020	6.218012	-19.49%	0
2011	8.700565	7.723020	-11.24%	0
2010*	10.000000	8.700565	-12.99%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	21.722085	31.268887	43.95%	0
2018	22.424020	21.722085	-3.13%	0
2017	16.729598	22.424020	34.04%	2,034
2016	15.018896	16.729598	11.39%	2,108
2015	14.792299	15.018896	1.53%	2,281
2014	12.631001	14.792299	17.11%	2,459
2013	10.175785	12.631001	24.13%	2,648
2012	9.304182	10.175785	9.37%	3,064
2011*	10.000000	9.304182	-6.96%	5,810

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	12.120106	13.791876	13.79%	0
2018	14.399499	12.120106	-15.83%	0
2017	14.837675	14.399499	-2.95%	0
2016	12.300722	14.837675	20.62%	0
2015	12.220263	12.300722	0.66%	0
2014	12.255668	12.220263	-0.29%	0
2013	11.029556	12.255668	11.12%	0
2012	9.547309	11.029556	15.53%	0
2011*	10.000000	9.547309	-4.53%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	15.369003	18.014971	17.22%	0
2018	16.390321	15.369003	-6.23%	0
2017	15.098085	16.390321	8.56%	0
2016	15.274168	15.098085	-1.15%	2,553
2015	16.326033	15.274168	-6.44%	0
2014	12.072458	16.326033	35.23%	0
2013	15.052752	12.072458	-19.80%	0
2012	15.035811	15.052752	0.11%	103
2011	10.566671	15.035811	42.29%	0
2010*	10.000000	10.566671	5.67%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	64.337334	114.609726	78.14%	0
2018	71.808179	64.337334	-10.40%	0
2017	43.023557	71.808179	66.90%	466
2016	39.947150	43.023557	7.70%	0
2015	35.465208	39.947150	12.64%	0
2014	26.332119	35.465208	34.68%	0
2013	14.833186	26.332119	77.52%	0
2012	11.185271	14.833186	32.61%	0
2011	11.417325	11.185271	-2.03%	0
2010*	10.000000	11.417325	14.17%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.329515	0.161718	-50.92%	0
2018	0.375925	0.329515	-12.35%	0
2017	0.688573	0.375925	-45.41%	0
2016	0.870356	0.688573	-20.89%	0
2015	1.190383	0.870356	-26.88%	0
2014	1.868714	1.190383	-36.30%	0
2013	3.669295	1.868714	-49.07%	0
2012	5.713176	3.669295	-35.77%	0
2011	7.404020	5.713176	-22.84%	0
2010*	10.000000	7.404020	-25.96%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	17.897951	21.805269	21.83%	0
2018	17.546085	17.897951	2.01%	0
2017	15.994382	17.546085	9.70%	387
2016	14.017950	15.994382	14.10%	454
2015	15.105266	14.017950	-7.20%	609
2014	12.102205	15.105266	24.81%	768
2013	10.771856	12.102205	12.35%	937
2012	10.849033	10.771856	-0.71%	1,310
2011*	10.000000	10.849033	8.49%	2,162
Rydex Variable Trust - Banking Fund - Q/NQ
2019	6.918917	8.807886	27.30%	0
2018	8.635864	6.918917	-19.88%	0
2017	7.743043	8.635864	11.53%	0
2016	6.136744	7.743043	26.18%	0
2015	6.505563	6.136744	-5.67%	0
2014	6.344434	6.505563	2.54%	0
2013	4.953267	6.344434	28.09%	0
2012	4.021837	4.953267	23.16%	0
2011	5.215738	4.021837	-22.89%	0
2010	4.653662	5.215738	12.08%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	10.843290	13.055447	20.40%	0
2018	13.248028	10.843290	-18.15%	0
2017	11.002877	13.248028	20.41%	0
2016	8.479963	11.002877	29.75%	0
2015	10.341510	8.479963	-18.00%	0
2014	10.623024	10.341510	-2.65%	0
2013	10.581886	10.623024	0.39%	0
2012	9.639139	10.581886	9.78%	0
2011	11.637071	9.639139	-17.17%	0
2010	9.265371	11.637071	25.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	35.312040	43.649294	23.61%	0
2018	39.331123	35.312040	-10.22%	0
2017	30.645460	39.331123	28.34%	0
2016	38.471550	30.645460	-20.34%	0
2015	35.770466	38.471550	7.55%	0
2014	27.188066	35.770466	31.57%	0
2013	17.782513	27.188066	52.89%	0
2012	13.189470	17.782513	34.82%	0
2011	12.028455	13.189470	9.65%	0
2010	10.958754	12.028455	9.76%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	2.536192	2.898156	14.27%	0
2018	3.013873	2.536192	-15.85%	0
2017	2.910673	3.013873	3.55%	0
2016	2.658950	2.910673	9.47%	0
2015	4.051028	2.658950	-34.36%	0
2014	6.191527	4.051028	-34.57%	0
2013	6.451799	6.191527	-4.03%	0
2012	6.600148	6.451799	-2.25%	0
2011	7.130385	6.600148	-7.44%	0
2010	6.656984	7.130385	7.11%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	20.648891	25.045101	21.29%	0
2018	23.700026	20.648891	-12.87%	0
2017	21.431919	23.700026	10.58%	0
2016	20.504482	21.431919	4.52%	0
2015	19.468829	20.504482	5.32%	0
2014	17.434376	19.468829	11.67%	0
2013	13.710401	17.434376	27.16%	0
2012	12.680958	13.710401	8.12%	0
2011	11.242195	12.680958	12.80%	825
2010	9.667755	11.242195	16.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	23.639180	34.564187	46.22%	0
2018	27.798398	23.639180	-14.96%	0
2017	17.686424	27.798398	57.17%	382
2016	13.645489	17.686424	29.61%	1,196
2015	14.368496	13.645489	-5.03%	0
2014	12.406945	14.368496	15.81%	1,003
2013	7.691054	12.406945	61.32%	0
2012	6.621807	7.691054	16.15%	0
2011	6.122045	6.621807	8.16%	0
2010	4.956041	6.122045	23.53%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	15.830787	25.001422	57.93%	0
2018	18.291479	15.830787	-13.45%	0
2017	14.075894	18.291479	29.95%	0
2016	11.417455	14.075894	23.28%	0
2015	11.278085	11.417455	1.24%	0
2014	9.192653	11.278085	22.69%	0
2013	6.865054	9.192653	33.91%	0
2012	6.851984	6.865054	0.19%	0
2011	8.274934	6.851984	-17.20%	0
2010	7.618000	8.274934	8.62%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	5.694551	6.030758	5.90%	0
2018	7.708115	5.694551	-26.12%	1,711
2017	8.293592	7.708115	-7.06%	1,711
2016	6.367220	8.293592	30.25%	1,711
2015	9.203595	6.367220	-30.82%	1,711
2014	11.406975	9.203595	-19.32%	1,711
2013	9.318012	11.406975	22.42%	1,711
2012	9.177575	9.318012	1.53%	0
2011	9.831014	9.177575	-6.65%	0
2010	8.328444	9.831014	18.04%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	2.521153	2.498109	-0.91%	0
2018	4.678826	2.521153	-46.12%	0
2017	5.800234	4.678826	-19.33%	0
2016	4.750087	5.800234	22.11%	0
2015	7.014395	4.750087	-32.28%	0
2014	10.012087	7.014395	-29.94%	0
2013	8.150751	10.012087	22.84%	0
2012	8.187716	8.150751	-0.45%	0
2011	9.103776	8.187716	-10.06%	0
2010	7.284371	9.103776	24.98%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	5.281394	6.725177	27.34%	0
2018	6.574463	5.281394	-19.67%	0
2017	5.155971	6.574463	27.51%	0
2016	5.507251	5.155971	-6.38%	0
2015	5.984535	5.507251	-7.98%	0
2014	6.897435	5.984535	-13.24%	0
2013	5.614958	6.897435	22.84%	0
2012	4.654968	5.614958	20.62%	655
2011	5.532181	4.654968	-15.86%	0
2010	6.253421	5.532181	-11.53%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	9.748316	12.379107	26.99%	0
2018	11.208593	9.748316	-13.03%	0
2017	9.781128	11.208593	14.59%	0
2016	8.516853	9.781128	14.84%	0
2015	8.946495	8.516853	-4.80%	0
2014	8.014971	8.946495	11.62%	0
2013	6.337396	8.014971	26.47%	0
2012	5.210031	6.337396	21.64%	0
2011	6.176372	5.210031	-15.65%	0
2010	5.446925	6.176372	13.39%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	17.166332	19.873771	15.77%	0
2018	18.288057	17.166332	-6.13%	0
2017	16.824213	18.288057	8.70%	264
2016	17.025738	16.824213	-1.18%	392
2015	18.093795	17.025738	-5.90%	1,275
2014	13.551812	18.093795	33.52%	3,911
2013	16.719809	13.551812	-18.95%	532
2012	16.371502	16.719809	2.13%	1,975
2011	11.670209	16.371502	40.28%	5,832
2010	10.690246	11.670209	9.17%	710
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	23.551985	28.621604	21.53%	0
2018	23.462249	23.551985	0.38%	0
2017	19.260071	23.462249	21.82%	675
2016	21.510494	19.260071	-10.46%	675
2015	20.754721	21.510494	3.64%	675
2014	16.797349	20.754721	23.56%	675
2013	11.946163	16.797349	40.61%	675
2012	10.283681	11.946163	16.17%	675
2011	9.907245	10.283681	3.80%	675
2010	9.358698	9.907245	5.86%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.324421	12.781800	12.87%	0
2018	11.521770	11.324421	-1.71%	0
2017	10.873693	11.521770	5.96%	0
2016	9.825154	10.873693	10.67%	0
2015	9.980206	9.825154	-1.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	24.605724	30.609077	24.40%	0
2018	25.638549	24.605724	-4.03%	0
2017	19.302589	25.638549	32.82%	0
2016	18.640066	19.302589	3.55%	0
2015	17.349590	18.640066	7.44%	0
2014	17.162511	17.349590	1.09%	0
2013	11.445906	17.162511	49.94%	0
2012	9.674519	11.445906	18.31%	0
2011	11.078163	9.674519	-12.67%	502
2010	9.251335	11.078163	19.75%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.565374	0.358215	-36.64%	0
2018	0.562170	0.565374	0.57%	0
2017	0.928756	0.562170	-39.47%	0
2016	1.331428	0.928756	-30.24%	0
2015	1.460148	1.331428	-8.82%	0
2014	1.882398	1.460148	-22.43%	0
2013	3.383459	1.882398	-44.36%	0
2012	4.400775	3.383459	-23.12%	0
2011	6.086224	4.400775	-27.69%	0
2010	8.805732	6.086224	-30.88%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	3.101911	2.666736	-14.03%	0
2018	3.014426	3.101911	2.90%	0
2017	3.336723	3.014426	-9.66%	6,562
2016	3.467212	3.336723	-3.76%	0
2015	3.540024	3.467212	-2.06%	0
2014	4.754917	3.540024	-25.55%	0
2013	4.160730	4.754917	14.28%	2,873
2012	4.473579	4.160730	-6.99%	903
2011	6.486159	4.473579	-31.03%	0
2010	7.502760	6.486159	-13.55%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	2.221630	1.755377	-20.99%	0
2018	2.020446	2.221630	9.96%	0
2017	2.356995	2.020446	-14.28%	0
2016	2.939521	2.356995	-19.82%	0
2015	2.998446	2.939521	-1.97%	0
2014	3.419411	2.998446	-12.31%	0
2013	4.761522	3.419411	-28.19%	0
2012	5.882477	4.761522	-19.06%	0
2011	6.402394	5.882477	-8.12%	0
2010	8.643134	6.402394	-25.93%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	1.456052	1.039275	-28.62%	0
2018	1.510388	1.456052	-3.60%	0
2017	2.021837	1.510388	-25.30%	0
2016	2.252689	2.021837	-10.25%	0
2015	2.607643	2.252689	-13.61%	0
2014	3.232151	2.607643	-19.32%	0
2013	4.594705	3.232151	-29.65%	388
2012	5.696272	4.594705	-19.34%	0
2011	6.388736	5.696272	-10.84%	0
2010	8.184079	6.388736	-21.94%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	2.045171	1.609721	-21.29%	0
2018	1.856174	2.045171	10.18%	0
2017	2.163896	1.856174	-14.22%	0
2016	2.737620	2.163896	-20.96%	0
2015	2.758299	2.737620	-0.75%	14,544
2014	3.051980	2.758299	-9.62%	0
2013	4.451309	3.051980	-31.44%	1,916
2012	5.485391	4.451309	-18.85%	0
2011	5.988249	5.485391	-8.40%	0
2010	8.344960	5.988249	-28.24%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	2.633013	2.012474	-23.57%	0
2018	2.554408	2.633013	3.08%	0
2017	3.117065	2.554408	-18.05%	0
2016	3.572672	3.117065	-12.75%	0
2015	3.770478	3.572672	-5.25%	0
2014	4.445357	3.770478	-15.18%	0
2013	6.101344	4.445357	-27.14%	282
2012	7.412425	6.101344	-17.69%	0
2011	8.219169	7.412425	-9.82%	0
2010	9.982582	8.219169	-17.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	12.598600	17.366821	37.85%	0
2018	16.491673	12.598600	-23.61%	0
2017	11.066300	16.491673	49.03%	0
2016	10.252331	11.066300	7.94%	0
2015	9.232675	10.252331	11.04%	0
2014	11.008151	9.232675	-16.13%	0
2013	7.117039	11.008151	54.67%	57
2012	5.976620	7.117039	19.08%	0
2011	8.483307	5.976620	-29.55%	0
2010	7.393309	8.483307	14.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	17.902040	22.947174	28.18%	0
2018	20.858965	17.902040	-14.18%	0
2017	17.514919	20.858965	19.09%	0
2016	16.122697	17.514919	8.64%	0
2015	16.211647	16.122697	-0.55%	0
2014	15.211772	16.211647	6.57%	0
2013	10.773158	15.211772	41.20%	0
2012	8.956202	10.773158	20.29%	0
2011	8.816684	8.956202	1.58%	0
2010	6.822110	8.816684	29.24%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	19.352091	26.116032	34.95%	0
2018	24.216225	19.352091	-20.09%	0
2017	19.946287	24.216225	21.41%	0
2016	15.517168	19.946287	28.54%	0
2015	16.561462	15.517168	-6.31%	0
2014	14.922472	16.561462	10.98%	0
2013	10.017937	14.922472	48.96%	0
2012	8.126847	10.017937	23.27%	0
2011	8.869776	8.126847	-8.38%	0
2010	6.503570	8.869776	36.38%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	51.380816	91.955809	78.97%	0
2018	57.142752	51.380816	-10.08%	0
2017	34.003035	57.142752	68.05%	0
2016	31.290873	34.003035	8.67%	61
2015	27.532138	31.290873	13.65%	837
2014	20.331778	27.532138	35.41%	538
2013	11.378543	20.331778	78.69%	1,196
2012	8.556489	11.378543	32.98%	0
2011	8.688404	8.556489	-1.52%	2,329
2010	6.400904	8.688404	35.74%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	28.149717	38.198700	35.70%	0
2018	28.915367	28.149717	-2.65%	0
2017	22.240994	28.915367	30.01%	0
2016	21.165275	22.240994	5.08%	0
2015	19.721501	21.165275	7.32%	738
2014	16.935912	19.721501	16.45%	1,060
2013	12.688388	16.935912	33.48%	6,512
2012	10.959443	12.688388	15.78%	1,079
2011	10.818587	10.959443	1.30%	1,443
2010	9.209038	10.818587	17.48%	1,215
Rydex Variable Trust - Nova Fund - Q/NQ
2019	19.072169	27.427608	43.81%	0
2018	21.450591	19.072169	-11.09%	0
2017	16.416653	21.450591	30.66%	1,095
2016	14.307567	16.416653	14.74%	507
2015	14.534630	14.307567	-1.56%	190
2014	12.361578	14.534630	17.58%	133
2013	8.367991	12.361578	47.72%	148
2012	6.904045	8.367991	21.20%	165
2011	7.045342	6.904045	-2.01%	173
2010	5.923114	7.045342	18.95%	183

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	4.464781	6.737522	50.90%	0
2018	5.400026	4.464781	-17.32%	0
2017	5.085961	5.400026	6.18%	0
2016	3.099035	5.085961	64.11%	0
2015	4.488958	3.099035	-30.96%	0
2014	5.477653	4.488958	-18.05%	0
2013	10.250277	5.477653	-46.56%	0
2012	10.780108	10.250277	-4.91%	0
2011	14.335398	10.780108	-24.80%	0
2010	10.471155	14.335398	36.90%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	12.619737	15.569726	23.38%	0
2018	13.735338	12.619737	-8.12%	0
2017	12.988483	13.735338	5.75%	0
2016	11.892324	12.988483	9.22%	0
2015	12.304920	11.892324	-3.35%	82
2014	10.255822	12.304920	19.98%	92
2013	9.951218	10.255822	3.06%	103
2012	8.480955	9.951218	17.34%	115
2011	8.364111	8.480955	1.40%	123
2010	6.755926	8.364111	23.80%	133
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	19.195392	23.690502	23.42%	0
2018	20.007215	19.195392	-4.06%	0
2017	17.885195	20.007215	11.86%	0
2016	17.984111	17.885195	-0.55%	0
2015	18.382252	17.984111	-2.17%	0
2014	17.062878	18.382252	7.73%	0
2013	12.672612	17.062878	34.64%	0
2012	10.945731	12.672612	15.78%	0
2011	10.483902	10.945731	4.41%	0
2010	8.449603	10.483902	24.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	15.770496	21.166435	34.22%	0
2018	19.776264	15.770496	-20.26%	0
2017	16.619154	19.776264	19.00%	0
2016	12.852296	16.619154	29.31%	0
2015	14.256422	12.852296	-9.85%	0
2014	13.787439	14.256422	3.40%	0
2013	8.769815	13.787439	57.21%	0
2012	7.244056	8.769815	21.06%	0
2011	8.319791	7.244056	-12.93%	0
2010	6.087250	8.319791	36.68%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	19.468760	31.370975	61.13%	0
2018	23.212406	19.468760	-16.13%	0
2017	16.315323	23.212406	42.27%	1,622
2016	13.666413	16.315323	19.38%	900
2015	14.016129	13.666413	-2.50%	653
2014	11.340392	14.016129	23.59%	342
2013	6.779358	11.340392	67.28%	0
2012	5.284573	6.779358	28.29%	1,974
2011	5.548858	5.284573	-4.76%	0
2010	4.460451	5.548858	24.40%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	22.134633	27.784228	25.52%	0
2018	23.658151	22.134633	-6.44%	0
2017	19.181163	23.658151	23.34%	0
2016	18.859180	19.181163	1.71%	0
2015	18.817535	18.859180	0.22%	0
2014	16.882088	18.817535	11.46%	0
2013	12.048503	16.882088	40.12%	931
2012	10.724579	12.048503	12.34%	0
2011	10.935351	10.724579	-1.93%	2,077
2010	8.820999	10.935351	23.97%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	16.044943	19.610558	22.22%	0
2018	18.669365	16.044943	-14.06%	0
2017	16.251118	18.669365	14.88%	1,133
2016	13.961162	16.251118	16.40%	0
2015	15.538243	13.961162	-10.15%	0
2014	14.125625	15.538243	10.00%	329
2013	9.807509	14.125625	44.03%	1,206
2012	8.092858	9.807509	21.19%	796
2011	8.429157	8.092858	-3.99%	437
2010	7.065851	8.429157	19.29%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	19.725255	22.571694	14.43%	0
2018	23.358960	19.725255	-15.56%	0
2017	19.836865	23.358960	17.76%	705
2016	19.480611	19.836865	1.83%	0
2015	19.391730	19.480611	0.46%	0
2014	19.866378	19.391730	-2.39%	289
2013	14.947094	19.866378	32.91%	395
2012	12.990162	14.947094	15.06%	0
2011	13.188043	12.990162	-1.50%	1,803
2010	10.032537	13.188043	31.45%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	14.616437	17.746899	21.42%	0
2018	18.195696	14.616437	-19.67%	0
2017	16.218858	18.195696	12.19%	0
2016	12.691320	16.218858	27.79%	0
2015	14.523237	12.691320	-12.61%	0
2014	13.724932	14.523237	5.82%	41
2013	10.193036	13.724932	34.65%	0
2012	8.787782	10.193036	15.99%	408
2011	9.545531	8.787782	-7.94%	53
2010	8.014074	9.545531	19.11%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	19.610597	21.888752	11.62%	0
2018	21.742809	19.610597	-9.81%	0
2017	18.890578	21.742809	15.10%	967
2016	16.051846	18.890578	17.68%	0
2015	16.250077	16.051846	-1.22%	0
2014	16.389438	16.250077	-0.85%	71
2013	11.697969	16.389438	40.10%	840
2012	10.666924	11.697969	9.67%	0
2011	10.392850	10.666924	2.64%	0
2010	8.358789	10.392850	24.33%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	12.466834	14.916777	19.65%	0
2018	15.832345	12.466834	-21.26%	0
2017	16.012112	15.832345	-1.12%	0
2016	12.258286	16.012112	30.62%	0
2015	14.300038	12.258286	-14.28%	0
2014	14.235763	14.300038	0.45%	0
2013	10.052522	14.235763	41.61%	722
2012	8.422449	10.052522	19.35%	282
2011	9.380348	8.422449	-10.21%	0
2010	7.562585	9.380348	24.04%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	8.437077	8.751230	3.72%	0
2018	7.610185	8.437077	10.87%	0
2017	9.320172	7.610185	-18.35%	0
2016	8.784776	9.320172	6.09%	2,282
2015	7.816482	8.784776	12.39%	0
2014	6.412903	7.816482	21.89%	2,837
2013	6.665773	6.412903	-3.79%	0
2012	7.173605	6.665773	-7.08%	0
2011	7.556964	7.173605	-5.07%	0
2010	7.981385	7.556964	-5.32%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	19.285907	26.722249	38.56%	0
2018	19.747105	19.285907	-2.34%	0
2017	15.016153	19.747105	31.51%	0
2016	13.634840	15.016153	10.13%	0
2015	13.600318	13.634840	0.25%	0
2014	12.441045	13.600318	9.32%	0
2013	9.267566	12.441045	34.24%	0
2012	8.346889	9.267566	11.03%	0
2011	9.271245	8.346889	-9.97%	0
2010	8.346339	9.271245	11.08%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	8.277293	9.291216	12.25%	0
2018	8.815429	8.277293	-6.10%	0
2017	8.399219	8.815429	4.96%	0
2016	7.215342	8.399219	16.41%	0
2015	7.802154	7.215342	-7.52%	0
2014	7.668474	7.802154	1.74%	0
2013	6.584353	7.668474	16.47%	0
2012	6.333148	6.584353	3.97%	0
2011	7.462011	6.333148	-15.13%	0
2010	6.572279	7.462011	13.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	15.958596	19.342470	21.20%	0
2018	20.132978	15.958596	-20.73%	0
2017	16.640929	20.132978	20.98%	0
2016	14.540181	16.640929	14.45%	0
2015	17.069325	14.540181	-14.82%	0
2014	14.019141	17.069325	21.76%	0
2013	9.386179	14.019141	49.36%	0
2012	8.051116	9.386179	16.58%	0
2011	9.135785	8.051116	-11.87%	0
2010	7.422728	9.135785	23.08%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	17.057493	20.128362	18.00%	0
2018	16.577357	17.057493	2.90%	0
2017	15.060009	16.577357	10.08%	852
2016	13.055798	15.060009	15.35%	852
2015	14.214149	13.055798	-8.15%	852
2014	11.665415	14.214149	21.85%	852
2013	10.354441	11.665415	12.66%	852
2012	10.327984	10.354441	0.26%	852
2011	8.957337	10.327984	15.30%	2,505
2010	8.452441	8.957337	5.97%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.235688	4.939574	-5.66%	0
2018	5.975965	5.235688	-12.39%	0
2017	5.051438	5.975965	18.30%	0
2016	5.580749	5.051438	-9.48%	0
2015	6.767451	5.580749	-17.54%	1,274
2014	8.741048	6.767451	-22.58%	0
2013	9.071361	8.741048	-3.64%	144
2012	9.078387	9.071361	-0.08%	0
2011	9.506215	9.078387	-4.50%	0
2010	10.157309	9.506215	-6.41%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	10.896967	11.470544	5.26%	0
2018	10.262766	10.896967	6.18%	0
2017	10.091738	10.262766	1.69%	0
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
2014	10.060472	10.112060	0.51%	0
2013*	10.000000	10.060472	0.60%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	8.959157	12.324910	37.57%	0
2018	10.832157	8.959157	-17.29%	0
2017*	10.000000	10.832157	8.32%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.531715	5.026477	10.92%	0
2018	6.372860	4.531715	-28.89%	0
2017	6.538375	6.372860	-2.53%	0
2016	4.588598	6.538375	42.49%	0
2015	6.953789	4.588598	-34.01%	0
2014	8.669630	6.953789	-19.79%	0
2013	7.910649	8.669630	9.59%	0
2012	7.717303	7.910649	2.51%	0
2011*	10.000000	7.717303	-22.83%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.827383	8.27%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	13.713155	16.047210	17.02%	0
2018	14.801169	13.713155	-7.35%	0
2017	12.930243	14.801169	14.47%	0
2016	12.504862	12.930243	3.40%	0
2015	12.469822	12.504862	0.28%	0
2014	11.759720	12.469822	6.04%	0
2013	10.216049	11.759720	15.11%	0
2012	9.102038	10.216049	12.24%	0
2011*	10.000000	9.102038	-8.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.674423	8.873308	15.62%	0
2018*	10.000000	7.674423	-23.26%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.753990	9.243383	19.21%	0
2018	9.665103	7.753990	-19.77%	0
2017	9.845102	9.665103	-1.83%	0
2016	7.062869	9.845102	39.39%	0
2015	11.492838	7.062869	-38.55%	0
2014	10.373326	11.492838	10.79%	0
2013*	10.000000	10.373326	3.73%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.478345	15.890645	38.44%	0
2018	13.256133	11.478345	-13.41%	0
2017	10.715202	13.256133	23.71%	298
2016	10.024002	10.715202	6.90%	0
2015	10.260358	10.024002	-2.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.347238	11.155715	7.81%	4,359
2018	10.755495	10.347238	-3.80%	1,761
2017	10.479086	10.755495	2.64%	3,164
2016	10.139773	10.479086	3.35%	0
2015	10.501376	10.139773	-3.44%	0
2014	10.268609	10.501376	2.27%	0
2013	11.333329	10.268609	-9.39%	0
2012	10.660702	11.333329	6.31%	0
2011*	10.000000	10.660702	6.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.452341	14.053159	22.71%	0
2018	12.421730	11.452341	-7.80%	0
2017	10.413519	12.421730	19.28%	0
2016	9.268673	10.413519	12.35%	0
2015*	10.000000	9.268673	-7.31%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	10.852543	13.648558	25.76%	0
2018	12.066985	10.852543	-10.06%	0
2017	11.208116	12.066985	7.66%	0
2016	9.396594	11.208116	19.28%	3,652
2015*	10.000000	9.396594	-6.03%	468
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	10.071101	11.727036	16.44%	0
2018	10.968465	10.071101	-8.18%	0
2017	9.834936	10.968465	11.53%	0
2016	9.571752	9.834936	2.75%	0
2015	9.844922	9.571752	-2.77%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	12.724434	16.533090	29.93%	0
2018	14.410990	12.724434	-11.70%	0
2017	11.587088	14.410990	24.37%	0
2016	11.491466	11.587088	0.83%	0
2015	11.609748	11.491466	-1.02%	0
2014	11.510278	11.609748	0.86%	0
2013*	10.000000	11.510278	15.10%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.939507	10.740200	8.06%	0
2018	10.113423	9.939507	-1.72%	4,580
2017	9.897956	10.113423	2.18%	5,707
2016*	10.000000	9.897956	-1.02%	2,121
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.588629	12.707481	20.01%	0
2018	11.280630	10.588629	-6.13%	0
2017	9.932031	11.280630	13.58%	0
2016	9.449956	9.932031	5.10%	0
2015	9.941625	9.449956	-4.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.796123	14.885086	26.19%	0
2018	12.870434	11.796123	-8.35%	0
2017	11.159786	12.870434	15.33%	0
2016*	10.000000	11.159786	11.60%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.105488	15.278093	16.58%	0
2018	14.324193	13.105488	-8.51%	0
2017	12.724221	14.324193	12.57%	8,221
2016	12.381286	12.724221	2.77%	8,432
2015	12.632806	12.381286	-1.99%	1,729
2014	12.518522	12.632806	0.91%	0
2013	11.051756	12.518522	13.27%	0
2012	10.151830	11.051756	8.86%	0
2011	10.641518	10.151830	-4.60%	0
2010*	10.000000	10.641518	6.42%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.417583	13.547730	18.66%	0
2018	13.679240	11.417583	-16.53%	0
2017	12.010597	13.679240	13.89%	0
2016	10.530718	12.010597	14.05%	0
2015	10.911642	10.530718	-3.49%	0
2014*	10.000000	10.911642	9.12%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.720126	11.212856	15.36%	0
2018	10.227850	9.720126	-4.96%	0
2017*	10.000000	10.227850	2.28%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.247502	5.542578	5.62%	0
2018	6.000274	5.247502	-12.55%	0
2017	5.970165	6.000274	0.50%	10,154
2016	5.383214	5.970165	10.90%	11,237
2015	7.259554	5.383214	-25.85%	0
2014	8.836067	7.259554	-17.84%	0
2013	9.947007	8.836067	-11.17%	0
2012	10.262736	9.947007	-3.08%	0
2011	11.867608	10.262736	-13.52%	0
2010*	10.000000	11.867608	18.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.489505	11.119721	6.01%	0
2018	10.605156	10.489505	-1.09%	0
2017	10.355497	10.605156	2.41%	0
2016	9.600930	10.355497	7.86%	0
2015*	10.000000	9.600930	-3.99%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.261826	10.566990	27.90%	0
2018*	10.000000	8.261826	-17.38%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	12.806850	14.962521	16.83%	0
2018	13.706467	12.806850	-6.56%	0
2017	12.171785	13.706467	12.61%	0
2016	11.954934	12.171785	1.81%	0
2015	12.082972	11.954934	-1.06%	0
2014	11.564523	12.082972	4.48%	0
2013	10.127801	11.564523	14.19%	0
2012	9.115067	10.127801	11.11%	0
2011*	10.000000	9.115067	-8.85%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.159414	13.712017	22.87%	0
2018	11.796648	11.159414	-5.40%	7,135
2017	10.261680	11.796648	14.96%	0
2016	9.688874	10.261680	5.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	10.940898	13.767579	25.84%	0
2018	12.083651	10.940898	-9.46%	0
2017	10.834764	12.083651	11.53%	0
2016	9.297415	10.834764	16.54%	0
2015*	10.000000	9.297415	-7.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.711571	15.035729	28.38%	0
2018	13.028134	11.711571	-10.11%	0
2017	11.284782	13.028134	15.45%	0
2016*	10.000000	11.284782	12.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.477257	17.875805	32.64%	0
2018	13.673238	13.477257	-1.43%	182
2017	10.244276	13.673238	33.47%	9,688
2016	10.290872	10.244276	-0.45%	10,583
2015*	10.000000	10.290872	2.91%	42,970
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.423782	11.843644	13.62%	0
2018	10.925922	10.423782	-4.60%	0
2017	10.322372	10.925922	5.85%	0
2016	9.132389	10.322372	13.03%	0
2015*	10.000000	9.132389	-8.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.107099	10.947015	8.31%	0
2018	10.290746	10.107099	-1.78%	0
2017	9.995409	10.290746	2.95%	0
2016*	10.000000	9.995409	-0.05%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.358982	12.608920	21.72%	0
2018	11.186264	10.358982	-7.40%	0
2017	10.888306	11.186264	2.74%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.514935	11.519007	9.55%	0
2018	10.930264	10.514935	-3.80%	0
2017	10.265783	10.930264	6.47%	3,394
2016	9.599546	10.265783	6.94%	0
2015	9.887941	9.599546	-2.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	14.955413	17.746183	18.66%	0
2018	16.720649	14.955413	-10.56%	0
2017	15.082426	16.720649	10.86%	0
2016	13.460232	15.082426	12.05%	0
2015	14.496906	13.460232	-7.15%	0
2014	14.237824	14.496906	1.82%	0
2013	11.619564	14.237824	22.53%	0
2012	10.176807	11.619564	14.18%	0
2011	10.440367	10.176807	-2.52%	0
2010*	10.000000	10.440367	4.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.701217	13.444484	14.90%	208
2018	12.351687	11.701217	-5.27%	6,846
2017	11.375732	12.351687	8.58%	0
2016	10.077175	11.375732	12.89%	0
2015	10.951518	10.077175	-7.98%	0
2014	10.574052	10.951518	3.57%	0
2013*	10.000000	10.574052	5.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	11.995191	14.769009	23.12%	0
2018	13.648050	11.995191	-12.11%	0
2017	12.694098	13.648050	7.51%	252
2016	11.430241	12.694098	11.06%	0
2015	11.983095	11.430241	-4.61%	0
2014	11.450483	11.983095	4.65%	0
2013*	10.000000	11.450483	14.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.782935	9.880053	0.99%	0
2018	9.694430	9.782935	0.91%	0
2017	9.607081	9.694430	0.91%	0
2016	9.426855	9.607081	1.91%	0
2015*	10.000000	9.426855	-5.73%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.795310	11.963051	10.82%	0
2018	11.399195	10.795310	-5.30%	0
2017	10.179353	11.399195	11.98%	0
2016	9.854459	10.179353	3.30%	0
2015	10.568786	9.854459	-6.76%	0
2014	10.270325	10.568786	2.91%	0
2013*	10.000000	10.270325	2.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	9.874800	9.957271	0.84%	0
2018	9.840483	9.874800	0.35%	0
2017	9.816368	9.840483	0.25%	0
2016	9.820885	9.816368	-0.05%	0
2015	9.976454	9.820885	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.424901	10.153790	7.73%	0
2018*	10.000000	9.424901	-5.75%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.304993	6.750168	7.06%	0
2018	7.001051	6.304993	-9.94%	0
2017	6.505043	7.001051	7.62%	0
2016	7.708798	6.505043	-15.62%	0
2015	7.909102	7.708798	-2.53%	0
2014	7.127681	7.909102	10.96%	0
2013	7.017964	7.127681	1.56%	0
2012	7.983529	7.017964	-12.09%	0
2011	8.825414	7.983529	-9.54%	0
2010	9.241316	8.825414	-4.50%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	9.953242	10.399438	4.48%	0
2018	11.548192	9.953242	-13.81%	0
2017	10.156055	11.548192	13.71%	0
2016	10.191601	10.156055	-0.35%	0
2015	10.166443	10.191601	0.25%	0
2014	9.989932	10.166443	1.77%	0
2013	8.591030	9.989932	16.28%	0
2012	8.309789	8.591030	3.38%	0
2011	8.983081	8.309789	-7.50%	0
2010	8.159247	8.983081	10.10%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.428439	8.762456	3.96%	0
2018	8.969203	8.428439	-6.03%	0
2017	8.738450	8.969203	2.64%	0
2016	8.869367	8.738450	-1.48%	0
2015	8.796330	8.869367	0.83%	0
2014	8.489605	8.796330	3.61%	0
2013	8.435888	8.489605	0.64%	0
2012	8.335820	8.435888	1.20%	0
2011	8.144478	8.335820	2.35%	0
2010	7.747783	8.144478	5.12%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.127567	11.853936	6.53%	0
2018	11.331726	11.127567	-1.80%	2,649
2017	11.062827	11.331726	2.43%	1,932
2016	10.292902	11.062827	7.48%	0
2015	10.321680	10.292902	-0.28%	0
2014	10.183464	10.321680	1.36%	0
2013*	10.000000	10.183464	1.83%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	10.992935	12.502676	13.73%	0
2018	11.903457	10.992935	-7.65%	0
2017	10.947068	11.903457	8.74%	0
2016	9.915510	10.947068	10.40%	0
2015	10.476679	9.915510	-5.36%	0
2014	10.010864	10.476679	4.65%	0
2013*	10.000000	10.010864	0.11%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.583704	17.677773	30.14%	0
2018	15.843675	13.583704	-14.26%	0
2017	11.739500	15.843675	34.96%	0
2016	11.876407	11.739500	-1.15%	0
2015	11.571423	11.876407	2.64%	0
2014	11.452831	11.571423	1.04%	0
2013*	10.000000	11.452831	14.53%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.638728	15.237295	20.56%	193
2018	13.501448	12.638728	-6.39%	0
2017	11.530503	13.501448	17.09%	0
2016	11.953651	11.530503	-3.54%	0
2015	13.173958	11.953651	-9.26%	0
2014	14.046578	13.173958	-6.21%	0
2013	11.338791	14.046578	23.88%	0
2012	9.610652	11.338791	17.98%	0
2011	10.461368	9.610652	-8.13%	0
2010*	10.000000	10.461368	4.61%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.991053	10.516002	16.96%	7,114
2018	11.151789	8.991053	-19.38%	9,241
2017	8.812048	11.151789	26.55%	4,575
2016	7.369456	8.812048	19.58%	2,757
2015	9.311401	7.369456	-20.86%	0
2014	9.862797	9.311401	-5.59%	0
2013*	10.000000	9.862797	-1.37%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.585343	11.948066	12.87%	3,462
2018	11.157419	10.585343	-5.13%	0
2017	10.393931	11.157419	7.35%	0
2016	9.100966	10.393931	14.21%	0
2015	9.787838	9.100966	-7.02%	0
2014	10.038235	9.787838	-2.49%	0
2013*	10.000000	10.038235	0.38%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.307426	11.062519	7.33%	0
2018	10.520110	10.307426	-2.02%	0
2017	10.230790	10.520110	2.83%	0
2016	9.911340	10.230790	3.22%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.671053	14.100006	20.81%	0
2018	12.102971	11.671053	-3.57%	0
2017	10.953794	12.102971	10.49%	0
2016*	10.000000	10.953794	9.54%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	11.895212	13.460432	13.16%	0
2018	12.622210	11.895212	-5.76%	0
2017	11.528976	12.622210	9.48%	0
2016	10.987894	11.528976	4.92%	0
2015	11.382390	10.987894	-3.47%	0
2014	11.028910	11.382390	3.21%	0
2013	10.263565	11.028910	7.46%	0
2012	9.488453	10.263565	8.17%	0
2011*	10.000000	9.488453	-5.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.868380	13.414570	13.03%	0
2018	12.897489	11.868380	-7.98%	0
2017	11.887933	12.897489	8.49%	0
2016	10.858760	11.887933	9.48%	0
2015	11.098877	10.858760	-2.16%	0
2014	10.896047	11.098877	1.86%	0
2013	12.062317	10.896047	-9.67%	0
2012	10.336669	12.062317	16.69%	0
2011*	10.000000	10.336669	3.37%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.482598	13.269775	26.59%	0
2018	11.496017	10.482598	-8.82%	0
2017	10.317572	11.496017	11.42%	0
2016	9.064774	10.317572	13.82%	0
2015	10.632727	9.064774	-14.75%	0
2014*	10.000000	10.632727	6.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	12.042777	14.074962	16.87%	0
2018	13.251784	12.042777	-9.12%	0
2017	12.200898	13.251784	8.61%	0
2016	11.950657	12.200898	2.09%	0
2015	12.245007	11.950657	-2.40%	0
2014	10.863894	12.245007	12.71%	0
2013	10.692006	10.863894	1.61%	0
2012	8.311419	10.692006	28.64%	0
2011*	10.000000	8.311419	-16.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	11.893872	13.864033	16.56%	0
2018	12.870346	11.893872	-7.59%	0
2017	11.210261	12.870346	14.81%	0
2016	10.733521	11.210261	4.44%	0
2015	11.599334	10.733521	-7.46%	0
2014	11.487210	11.599334	0.98%	0
2013	10.024120	11.487210	14.60%	0
2012	8.905815	10.024120	12.56%	0
2011*	10.000000	8.905815	-10.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.800832	18.893797	19.57%	0
2018	16.797697	15.800832	-5.93%	0
2017	14.652797	16.797697	14.64%	0
2016	13.578401	14.652797	7.91%	0
2015	13.581891	13.578401	-0.03%	3,696
2014	13.066968	13.581891	3.94%	3,696
2013	10.706049	13.066968	22.05%	3,696
2012	9.345636	10.706049	14.56%	0
2011*	10.000000	9.345636	-6.54%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.389074	11.228185	8.08%	1,219
2018	10.746594	10.389074	-3.33%	0
2017	10.208512	10.746594	5.27%	6,194
2016	9.490710	10.208512	7.56%	2,237
2015	9.871895	9.490710	-3.86%	357
2014	9.598822	9.871895	2.84%	344
2013*	10.000000	9.598822	-4.01%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.064280	11.452715	13.80%	0
2018	11.107408	10.064280	-9.39%	0
2017	9.473060	11.107408	17.25%	0
2016	9.292086	9.473060	1.95%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.115197	10.673562	5.52%	0
2018*	10.000000	10.115197	1.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	10.910600	12.393687	13.59%	0
2018	11.362168	10.910600	-3.97%	0
2017	10.750238	11.362168	5.69%	0
2016	9.511987	10.750238	13.02%	0
2015	9.865283	9.511987	-3.58%	0
2014*	10.000000	9.865283	-1.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.814483	16.249476	26.81%	0
2018	13.626995	12.814483	-5.96%	0
2017	11.032603	13.626995	23.52%	0
2016*	10.000000	11.032603	10.33%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	13.033273	17.139956	31.51%	1,337
2018	15.799375	13.033273	-17.51%	1,286
2017	12.712301	15.799375	24.28%	2,782
2016	13.165787	12.712301	-3.44%	2,779
2015	13.386376	13.165787	-1.65%	244
2014	13.706910	13.386376	-2.34%	0
2013	11.435156	13.706910	19.87%	0
2012	9.999055	11.435156	14.36%	0
2011	11.175293	9.999055	-10.53%	0
2010*	10.000000	11.175293	11.75%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.206593	18.186382	28.01%	166
2018	14.351314	14.206593	-1.01%	0
2017	12.027440	14.351314	19.32%	4,300
2016	10.906468	12.027440	10.28%	5,616
2015	10.914541	10.906468	-0.07%	10,382
2014*	10.000000	10.914541	9.15%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	16.636500	20.416418	22.72%	592
2018	18.828713	16.636500	-11.64%	592
2017	15.875278	18.828713	18.60%	592
2016	14.797588	15.875278	7.28%	592
2015	15.213868	14.797588	-2.74%	592
2014	14.706215	15.213868	3.45%	0
2013	11.473036	14.706215	28.18%	0
2012	9.977500	11.473036	14.99%	0
2011	10.764692	9.977500	-7.31%	0
2010*	10.000000	10.764692	7.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.993255	16.094681	15.02%	0
2018	15.075092	13.993255	-7.18%	0
2017	13.589263	15.075092	10.93%	0
2016	12.936007	13.589263	5.05%	0
2015	13.206571	12.936007	-2.05%	0
2014	12.790319	13.206571	3.25%	0
2013	11.267940	12.790319	13.51%	0
2012	10.248454	11.267940	9.95%	0
2011	10.492906	10.248454	-2.33%	0
2010*	10.000000	10.492906	4.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	15.361289	18.285763	19.04%	0
2018	16.895986	15.361289	-9.08%	0
2017	14.736937	16.895986	14.65%	0
2016	13.869891	14.736937	6.25%	0
2015	14.198634	13.869891	-2.32%	0
2014	13.698563	14.198634	3.65%	0
2013	11.412302	13.698563	20.03%	0
2012	10.143931	11.412302	12.50%	0
2011	10.612060	10.143931	-4.41%	0
2010*	10.000000	10.612060	6.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.094799	13.251517	9.56%	0
2018	12.544422	12.094799	-3.58%	0
2017	11.913299	12.544422	5.30%	0
2016	11.502703	11.913299	3.57%	6,326
2015	11.704782	11.502703	-1.73%	0
2014	11.441276	11.704782	2.30%	0
2013	11.013558	11.441276	3.88%	0
2012	10.349024	11.013558	6.42%	0
2011	10.307903	10.349024	0.40%	0
2010*	10.000000	10.307903	3.08%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.783916	12.155004	12.71%	0
2018	11.714936	10.783916	-7.95%	0
2017	10.310523	11.714936	13.62%	0
2016	9.866171	10.310523	4.50%	0
2015	10.412954	9.866171	-5.25%	0
2014	10.285659	10.412954	1.24%	0
2013*	10.000000	10.285659	2.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.003580	12.572818	14.26%	0
2018	11.961388	11.003580	-8.01%	0
2017	10.257059	11.961388	16.62%	0
2016	9.754413	10.257059	5.15%	0
2015	10.358061	9.754413	-5.83%	0
2014	10.357714	10.358061	0.00%	0
2013*	10.000000	10.357714	3.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	14.711791	17.207348	16.96%	0
2018	15.994673	14.711791	-8.02%	0
2017	14.175604	15.994673	12.83%	0
2016	13.414399	14.175604	5.67%	0
2015	13.695871	13.414399	-2.06%	0
2014	13.229608	13.695871	3.52%	0
2013	11.343561	13.229608	16.63%	0
2012	10.197032	11.343561	11.24%	0
2011	10.545833	10.197032	-3.31%	0
2010*	10.000000	10.545833	5.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	15.835255	19.162030	21.01%	0
2018	17.675889	15.835255	-10.41%	0
2017	15.121595	17.675889	16.89%	0
2016	14.196249	15.121595	6.52%	0
2015	14.559145	14.196249	-2.49%	0
2014	14.064603	14.559145	3.52%	0
2013	11.431473	14.064603	23.03%	0
2012	10.077344	11.431473	13.44%	0
2011	10.677736	10.077344	-5.62%	4,198
2010*	10.000000	10.677736	6.78%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.420768	15.186739	13.16%	0
2018	14.235127	13.420768	-5.72%	0
2017	13.085003	14.235127	8.79%	0
2016	12.468956	13.085003	4.94%	0
2015	12.730499	12.468956	-2.05%	0
2014	12.354728	12.730499	3.04%	0
2013	11.218708	12.354728	10.13%	0
2012	10.297994	11.218708	8.94%	0
2011	10.430001	10.297994	-1.27%	0
2010*	10.000000	10.430001	4.30%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.190422	10.935625	7.31%	1,318
2018	10.331560	10.190422	-1.37%	0
2017	10.119810	10.331560	2.09%	0
2016	9.995675	10.119810	1.24%	3,642
2015	10.082343	9.995675	-0.86%	3,225
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.086742	12.028870	8.50%	4,547
2018	11.364522	11.086742	-2.44%	5,013
2017	11.062302	11.364522	2.73%	333
2016	10.813034	11.062302	2.31%	2,149
2015	10.979041	10.813034	-1.51%	322
2014	10.573784	10.979041	3.83%	314
2013	10.903980	10.573784	-3.03%	0
2012	10.282483	10.903980	6.04%	0
2011*	10.000000	10.282483	2.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.269305	15.733182	18.57%	0
2018	14.924200	13.269305	-11.09%	0
2017	12.787527	14.924200	16.71%	0
2016	11.595894	12.787527	10.28%	0
2015	12.095096	11.595894	-4.13%	0
2014	11.846608	12.095096	2.10%	0
2013*	10.000000	11.846608	18.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.577039	14.631891	16.34%	0
2018	13.782333	12.577039	-8.75%	0
2017	12.229583	13.782333	12.70%	0
2016	11.356891	12.229583	7.68%	0
2015	11.677302	11.356891	-2.74%	0
2014	11.579982	11.677302	0.84%	0
2013*	10.000000	11.579982	15.80%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	9.829740	11.964377	21.72%	0
2018	12.023762	9.829740	-18.25%	0
2017	8.582767	12.023762	40.09%	0
2016	8.048174	8.582767	6.64%	0
2015	9.677483	8.048174	-16.84%	0
2014*	10.000000	9.677483	-3.23%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.047900	10.571154	5.21%	2,284
2018	10.154829	10.047900	-1.05%	0
2017	10.047703	10.154829	1.07%	0
2016	10.074208	10.047703	-0.26%	0
2015	10.187041	10.074208	-1.11%	0
2014*	10.000000	10.187041	1.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.254173	9.301586	0.51%	0
2018	9.243029	9.254173	0.12%	9,177
2017	9.316004	9.243029	-0.78%	2,492
2016	9.409652	9.316004	-1.00%	10,219
2015	9.504694	9.409652	-1.00%	30,728
2014	9.600698	9.504694	-1.00%	9,924
2013	9.697674	9.600698	-1.00%	4,460
2012	9.795897	9.697674	-1.00%	6,594
2011	9.894559	9.795897	-1.00%	11,611
2010	9.994495	9.894559	-1.00%	6,519
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	10.061906	12.129776	20.55%	2,839
2018	11.792571	10.061906	-14.68%	4,706
2017	9.537831	11.792571	23.64%	3,515
2016	9.545819	9.537831	-0.08%	3,833
2015	9.735636	9.545819	-1.95%	3,348
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.658720	14.281312	22.49%	0
2018	12.921276	11.658720	-9.77%	0
2017	11.020436	12.921276	17.25%	0
2016	10.168709	11.020436	8.38%	0
2015	10.374973	10.168709	-1.99%	0
2014*	10.000000	10.374973	3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	11.078488	12.650275	14.19%	0
2018	11.761356	11.078488	-5.81%	0
2017	10.689973	11.761356	10.02%	0
2016	10.157482	10.689973	5.24%	0
2015	10.277936	10.157482	-1.17%	0
2014*	10.000000	10.277936	2.78%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.446374	13.591540	18.74%	0
2018	12.362552	11.446374	-7.41%	0
2017	10.876457	12.362552	13.66%	0
2016	10.196857	10.876457	6.66%	0
2015	10.354927	10.196857	-1.53%	0
2014*	10.000000	10.354927	3.55%	45,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.610864	11.506171	8.44%	0
2018	10.915469	10.610864	-2.79%	0
2017	10.432580	10.915469	4.63%	2,486
2016	10.106760	10.432580	3.22%	7,452
2015	10.181886	10.106760	-0.74%	0
2014*	10.000000	10.181886	1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.008794	12.315351	11.87%	0
2018	11.783486	11.008794	-6.57%	0
2017	10.437690	11.783486	12.89%	0
2016	9.973579	10.437690	4.65%	0
2015	10.411787	9.973579	-4.21%	0
2014	10.264869	10.411787	1.43%	0
2013*	10.000000	10.264869	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.280111	12.870138	14.10%	0
2018	12.128996	11.280111	-7.00%	0
2017	10.474426	12.128996	15.80%	0
2016	9.892354	10.474426	5.88%	0
2015	10.403750	9.892354	-4.92%	0
2014	10.329737	10.403750	0.72%	0
2013*	10.000000	10.329737	3.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.299711	13.171803	16.57%	0
2018	12.101846	11.299711	-6.63%	0
2017	10.824504	12.101846	11.80%	2,462
2016	10.204642	10.824504	6.07%	3,623
2015	10.342330	10.204642	-1.33%	0
2014*	10.000000	10.342330	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.522384	13.897129	20.61%	0
2018	12.614046	11.522384	-8.65%	0
2017	10.919836	12.614046	15.51%	0
2016	10.167490	10.919836	7.40%	0
2015	10.345692	10.167490	-1.72%	0
2014*	10.000000	10.345692	3.46%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.963399	12.317189	12.35%	0
2018	11.504058	10.963399	-4.70%	0
2017	10.639891	11.504058	8.12%	0
2016	10.167250	10.639891	4.65%	0
2015	10.273093	10.167250	-1.03%	0
2014*	10.000000	10.273093	2.73%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.494867	4.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.796332	7.96%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	21.886172	28.214887	28.92%	106
2018	22.874879	21.886172	-4.32%	715
2017	17.789886	22.874879	28.58%	2,141
2016	17.618485	17.789886	0.97%	2,341
2015	17.256399	17.618485	2.10%	0
2014	15.824763	17.256399	9.05%	0
2013	11.892068	15.824763	33.07%	0
2012	10.343079	11.892068	14.98%	0
2011	10.796334	10.343079	-4.20%	0
2010*	10.000000	10.796334	7.96%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.340360	16.777874	35.96%	0
2018	12.660759	12.340360	-2.53%	0
2017	10.064112	12.660759	25.80%	0
2016	9.838436	10.064112	2.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.706532	14.562323	24.39%	0
2018	13.344615	11.706532	-12.28%	0
2017	11.642039	13.344615	14.62%	0
2016	9.775874	11.642039	19.09%	0
2015	10.131367	9.775874	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.729791	10.047525	15.09%	1,354
2018	10.667779	8.729791	-18.17%	4,117
2017	8.793609	10.667779	21.31%	4,079
2016	8.460726	8.793609	3.93%	4,951
2015	9.028829	8.460726	-6.29%	0
2014*	10.000000	9.028829	-9.71%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	17.646208	21.854367	23.85%	2,107
2018	20.208767	17.646208	-12.68%	2,706
2017	17.848935	20.208767	13.22%	2,364
2016	15.535924	17.848935	14.89%	2,208
2015	16.251310	15.535924	-4.40%	0
2014	14.890223	16.251310	9.14%	0
2013	11.138927	14.890223	33.68%	0
2012	9.568453	11.138927	16.41%	0
2011	10.291933	9.568453	-7.03%	0
2010*	10.000000	10.291933	2.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	20.315885	24.908821	22.61%	0
2018	23.630965	20.315885	-14.03%	818
2017	20.967372	23.630965	12.70%	0
2016	18.009986	20.967372	16.42%	0
2015	18.732442	18.009986	-3.86%	0
2014	16.169602	18.732442	15.85%	0
2013	12.038028	16.169602	34.32%	0
2012	10.451525	12.038028	15.18%	0
2011	10.807760	10.451525	-3.30%	0
2010*	10.000000	10.807760	8.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.338622	17.921149	34.36%	0
2018	14.636216	13.338622	-8.87%	0
2017	11.833991	14.636216	23.68%	0
2016	11.036620	11.833991	7.22%	0
2015	11.064437	11.036620	-0.25%	0
2014*	10.000000	11.064437	10.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	11.088781	13.063767	17.81%	950
2018	13.488102	11.088781	-17.79%	198
2017	12.491810	13.488102	7.98%	0
2016	10.019366	12.491810	24.68%	1,746
2015	10.769149	10.019366	-6.96%	0
2014*	10.000000	10.769149	7.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	12.023390	14.956089	24.39%	2,147
2018	13.901911	12.023390	-13.51%	2,021
2017	12.373113	13.901911	12.36%	0
2016	10.174665	12.373113	21.61%	0
2015	10.448292	10.174665	-2.62%	0
2014*	10.000000	10.448292	4.48%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.761548	15.188936	29.14%	196
2018	12.383397	11.761548	-5.02%	0
2017	11.784221	12.383397	5.08%	0
2016	11.105899	11.784221	6.11%	0
2015	11.891152	11.105899	-6.60%	10,393
2014	9.339566	11.891152	27.32%	0
2013*	10.000000	9.339566	-6.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	12.726729	16.525001	29.84%	10,172
2018	13.478462	12.726729	-5.58%	9,760
2017	11.202400	13.478462	20.32%	8,638
2016	10.133216	11.202400	10.55%	15,708
2015	10.117887	10.133216	0.15%	35,867
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.129460	10.438030	3.05%	5,953
2018	10.149086	10.129460	-0.19%	7,507
2017	10.091948	10.149086	0.57%	4,428
2016	9.945786	10.091948	1.47%	8,055
2015	10.080645	9.945786	-1.34%	0
2014	10.132422	10.080645	-0.51%	0
2013	10.223981	10.132422	-0.90%	0
2012	9.975994	10.223981	2.49%	0
2011*	10.000000	9.975994	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.422492	14.130810	23.71%	0
2018	13.014820	11.422492	-12.23%	195
2017	11.513236	13.014820	13.04%	268
2016	9.621213	11.513236	19.67%	0
2015	10.217186	9.621213	-5.83%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	20.489665	27.757282	35.47%	0
2018	22.267153	20.489665	-7.98%	0
2017	17.637220	22.267153	26.25%	0
2016	16.797697	17.637220	5.00%	0
2015	17.026215	16.797697	-1.34%	0
2014	16.581394	17.026215	2.68%	0
2013	12.083804	16.581394	37.22%	0
2012	10.646952	12.083804	13.50%	0
2011	11.255253	10.646952	-5.40%	0
2010*	10.000000	11.255253	12.55%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	9.052528	10.329545	14.11%	0
2018	9.809830	9.052528	-7.72%	0
2017	9.288075	9.809830	5.62%	0
2016	9.442532	9.288075	-1.64%	0
2015	10.046245	9.442532	-6.01%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	9.806827	11.154913	13.75%	0
2018	10.842130	9.806827	-9.55%	256
2017	9.924212	10.842130	9.25%	0
2016	9.178390	9.924212	8.13%	0
2015	10.006761	9.178390	-8.28%	0
2014	10.137823	10.006761	-1.29%	0
2013*	10.000000	10.137823	1.38%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	9.885596	10.075880	1.92%	0
2018	10.632344	9.885596	-7.02%	446
2017	10.440013	10.632344	1.84%	0
2016	9.316156	10.440013	12.06%	0
2015	9.722296	9.316156	-4.18%	0
2014	9.684716	9.722296	0.39%	0
2013*	10.000000	9.684716	-3.15%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	10.015678	10.681221	6.65%	0
2018	10.464094	10.015678	-4.29%	0
2017	10.350558	10.464094	1.10%	0
2016	10.016969	10.350558	3.33%	0
2015	10.378461	10.016969	-3.48%	0
2014	10.597326	10.378461	-2.07%	0
2013	10.233383	10.597326	3.56%	41,936
2012*	10.000000	10.233383	2.33%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.301416	12.502322	10.63%	0
2018	12.073842	11.301416	-6.40%	0
2017	10.756421	12.073842	12.25%	0
2016	9.622944	10.756421	11.78%	0
2015	10.703567	9.622944	-10.10%	0
2014	10.762724	10.703567	-0.55%	0
2013	10.859566	10.762724	-0.89%	0
2012	9.554740	10.859566	13.66%	0
2011*	10.000000	9.554740	-4.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.714501	6.299530	10.24%	1,980
2018	6.728056	5.714501	-15.06%	0
2017	6.659489	6.728056	1.03%	0
2016	5.855713	6.659489	13.73%	0
2015	7.956805	5.855713	-26.41%	0
2014	9.876182	7.956805	-19.43%	0
2013	11.697220	9.876182	-15.57%	0
2012	11.239740	11.697220	4.07%	0
2011	12.279375	11.239740	-8.47%	0
2010*	10.000000	12.279375	22.79%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.584034	10.984647	3.79%	0
2018	10.593391	10.584034	-0.09%	0
2017	10.199716	10.593391	3.86%	0
2016	9.846285	10.199716	3.59%	0
2015	10.126799	9.846285	-2.77%	460
2014	9.936623	10.126799	1.91%	453
2013*	10.000000	9.936623	-0.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	13.346038	15.148556	13.51%	0
2018	14.165106	13.346038	-5.78%	0
2017	13.033129	14.165106	8.69%	0
2016	11.627992	13.033129	12.08%	0
2015	12.029984	11.627992	-3.34%	0
2014	11.983187	12.029984	0.39%	0
2013	13.021130	11.983187	-7.97%	397
2012	11.168655	13.021130	16.59%	1,413
2011	10.621512	11.168655	5.15%	935
2010*	10.000000	10.621512	6.22%	402
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.174645	11.728815	4.96%	0
2018	11.794127	11.174645	-5.25%	0
2017	10.977524	11.794127	7.44%	0
2016	10.667554	10.977524	2.91%	0
2015	11.239940	10.667554	-5.09%	0
2014	11.113579	11.239940	1.14%	0
2013	12.277580	11.113579	-9.48%	84
2012	11.605467	12.277580	5.79%	0
2011	10.909032	11.605467	6.38%	455
2010*	10.000000	10.909032	9.09%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	14.392111	16.330177	13.47%	0
2018	14.949653	14.392111	-3.73%	0
2017	14.176652	14.949653	5.45%	0
2016	12.744948	14.176652	11.23%	1,368
2015	13.105539	12.744948	-2.75%	827
2014	12.823375	13.105539	2.20%	0
2013	12.262556	12.823375	4.57%	0
2012	10.847026	12.262556	13.05%	0
2011	10.613097	10.847026	2.20%	0
2010*	10.000000	10.613097	6.13%	408
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.325265	11.086748	7.37%	0
2018	10.400357	10.325265	-0.72%	0
2017*	10.000000	10.400357	4.00%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.218424	10.814485	5.83%	0
2018	10.118240	10.218424	0.99%	0
2017*	10.000000	10.118240	1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.924969	11.563902	5.85%	0
2018	11.504577	10.924969	-5.04%	0
2017	10.493973	11.504577	9.63%	0
2016	10.300611	10.493973	1.88%	0
2015	11.208943	10.300611	-8.10%	552
2014	11.288191	11.208943	-0.70%	0
2013	12.203625	11.288191	-7.50%	84
2012	11.714283	12.203625	4.18%	0
2011	10.913761	11.714283	7.33%	2,176
2010*	10.000000	10.913761	9.14%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.048060	10.337904	2.88%	0
2018	10.126113	10.048060	-0.77%	11,751
2017	10.101621	10.126113	0.24%	5,565
2016	10.071938	10.101621	0.29%	5,406
2015	10.152482	10.071938	-0.79%	0
2014	10.178876	10.152482	-0.26%	0
2013	10.305630	10.178876	-1.23%	0
2012	9.843949	10.305630	4.69%	0
2011*	10.000000	9.843949	-1.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.189790	11.991520	7.16%	3,413
2018	11.375671	11.189790	-1.63%	3,683
2017	10.962206	11.375671	3.77%	4,115
2016	10.793778	10.962206	1.56%	0
2015	10.866335	10.793778	-0.67%	6,311
2014	10.536964	10.866335	3.13%	531
2013	10.866491	10.536964	-3.03%	0
2012	10.024180	10.866491	8.40%	0
2011*	10.000000	10.024180	0.24%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	14.159428	16.020227	13.14%	0
2018	14.894045	14.159428	-4.93%	0
2017	14.057391	14.894045	5.95%	0
2016	12.479181	14.057391	12.65%	0
2015	13.162768	12.479181	-5.19%	0
2014	13.335215	13.162768	-1.29%	0
2013	12.047624	13.335215	10.69%	0
2012	10.518675	12.047624	14.54%	0
2011	10.844887	10.518675	-3.01%	0
2010*	10.000000	10.844887	8.45%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	15.112411	16.821128	11.31%	0
2018	15.359831	15.112411	-1.61%	0
2017	14.804794	15.359831	3.75%	0
2016	13.719185	14.804794	7.91%	0
2015	13.836436	13.719185	-0.85%	783
2014	13.656757	13.836436	1.32%	0
2013	12.538561	13.656757	8.92%	7,007
2012	11.097919	12.538561	12.98%	1,449
2011	10.910309	11.097919	1.72%	0
2010*	10.000000	10.910309	9.10%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	9.676402	12.099627	25.04%	0
2018	12.007585	9.676402	-19.41%	0
2017	9.127639	12.007585	31.55%	0
2016	9.160955	9.127639	-0.36%	0
2015	10.211248	9.160955	-10.29%	0
2014	10.478734	10.211248	-2.55%	0
2013	9.206231	10.478734	13.82%	0
2012	8.053050	9.206231	14.32%	0
2011	11.142315	8.053050	-27.73%	0
2010*	10.000000	11.142315	11.42%	0
ProFunds - ProFund VP Banks - Q/NQ
2019	16.265429	21.968507	35.06%	0
2018	20.012301	16.265429	-18.72%	0
2017	17.142252	20.012301	16.74%	0
2016	14.051021	17.142252	22.00%	0
2015	14.254673	14.051021	-1.43%	7,047
2014	13.045044	14.254673	9.27%	0
2013	9.873538	13.045044	32.12%	0
2012	7.476093	9.873538	32.07%	0
2011*	10.000000	7.476093	-25.24%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	9.726439	11.335329	16.54%	479
2018	11.932285	9.726439	-18.49%	560
2017	9.802196	11.932285	21.73%	1,896
2016	8.355866	9.802196	17.31%	0
2015	9.805416	8.355866	-14.78%	0
2014	9.740187	9.805416	0.67%	0
2013	8.307324	9.740187	17.25%	0
2012	7.735028	8.307324	7.40%	0
2011*	10.000000	7.735028	-22.65%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.802685	2.137954	-23.72%	0
2018	2.720854	2.802685	3.01%	0
2017	3.350153	2.720854	-18.78%	0
2016	3.891923	3.350153	-13.92%	0
2015	4.134810	3.891923	-5.87%	0
2014	4.870558	4.134810	-15.11%	0
2013	6.698206	4.870558	-27.29%	0
2012	8.112339	6.698206	-17.43%	0
2011	8.993158	8.112339	-9.79%	0
2010*	10.000000	8.993158	-10.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	26.792978	30.890206	15.29%	0
2018	29.023633	26.792978	-7.69%	0
2017	23.923203	29.023633	21.32%	0
2016	28.589333	23.923203	-16.32%	0
2015	27.955401	28.589333	2.27%	0
2014	21.767128	27.955401	28.43%	8,173
2013	13.054964	21.767128	66.73%	0
2012	9.372044	13.054964	39.30%	0
2011*	10.000000	9.372044	-6.28%	0
ProFunds - ProFund VP Bull - Q/NQ
2019	19.312540	24.641361	27.59%	0
2018	20.786468	19.312540	-7.09%	1,091
2017	17.593018	20.786468	18.15%	455
2016	16.204808	17.593018	8.57%	0
2015	16.443808	16.204808	-1.45%	2,605
2014	14.901008	16.443808	10.35%	0
2013	11.599839	14.901008	28.46%	5,136
2012	10.288331	11.599839	12.75%	0
2011	10.391952	10.288331	-1.00%	458
2010*	10.000000	10.391952	3.92%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.322272	19.198216	25.30%	0
2018	18.167059	15.322272	-15.66%	0
2017	15.949029	18.167059	13.91%	0
2016	15.558465	15.949029	2.51%	0
2015	15.087497	15.558465	3.12%	0
2014	13.825879	15.087497	9.13%	0
2013	10.872169	13.825879	27.17%	0
2012	9.906424	10.872169	9.75%	0
2011*	10.000000	9.906424	-0.94%	4,253

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	22.453665	27.706151	23.39%	0
2018	22.543007	22.453665	-0.40%	0
2017	19.236824	22.543007	17.19%	0
2016	18.650103	19.236824	3.15%	468
2015	17.994624	18.650103	3.64%	0
2014	16.162393	17.994624	11.34%	13,557
2013	11.672069	16.162393	38.47%	0
2012	9.656174	11.672069	20.88%	0
2011*	10.000000	9.656174	-3.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.156858	10.032298	22.99%	0
2018	9.724514	8.156858	-16.12%	0
2017	7.371026	9.724514	31.93%	1,934
2016	6.706888	7.371026	9.90%	0
2015	8.198089	6.706888	-18.19%	0
2014	8.574141	8.198089	-4.39%	0
2013	9.255168	8.574141	-7.36%	0
2012	8.772487	9.255168	5.50%	539
2011	11.035367	8.772487	-20.51%	0
2010*	10.000000	11.035367	10.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.424509	13.322110	16.61%	0
2018	13.439390	11.424509	-14.99%	0
2017	11.339583	13.439390	18.52%	1,386
2016	10.624136	11.339583	6.73%	0
2015	12.041240	10.624136	-11.77%	0
2014	13.314156	12.041240	-9.56%	0
2013	11.056458	13.314156	20.42%	0
2012	9.578717	11.056458	15.43%	360
2011	10.618818	9.578717	-9.79%	0
2010*	10.000000	10.618818	6.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2019	17.288088	22.296043	28.97%	358
2018	19.497063	17.288088	-11.33%	418
2017	16.662658	19.497063	17.01%	554
2016	14.594670	16.662658	14.17%	639
2015	14.965754	14.594670	-2.48%	0
2014	13.387641	14.965754	11.79%	0
2013	10.238573	13.387641	30.76%	0
2012	8.291604	10.238573	23.48%	0
2011*	10.000000	8.291604	-17.08%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	23.161015	27.371166	18.18%	0
2018	22.402480	23.161015	3.39%	0
2017	18.713710	22.402480	19.71%	0
2016	19.700733	18.713710	-5.01%	506
2015	18.947907	19.700733	3.97%	0
2014	15.472498	18.947907	22.46%	0
2013	11.182769	15.472498	38.36%	0
2012	9.621320	11.182769	16.23%	0
2011*	10.000000	9.621320	-3.79%	4,391
ProFunds - ProFund VP Industrials - Q/NQ
2019	16.700933	21.575684	29.19%	0
2018	19.339205	16.700933	-13.64%	0
2017	15.959443	19.339205	21.18%	0
2016	13.713954	15.959443	16.37%	0
2015	14.343079	13.713954	-4.39%	6,421
2014	13.722570	14.343079	4.52%	0
2013	10.030630	13.722570	36.81%	0
2012	8.749706	10.030630	14.64%	0
2011*	10.000000	8.749706	-12.50%	0
ProFunds - ProFund VP International - Q/NQ
2019	10.740539	12.682199	18.08%	0
2018	12.879264	10.740539	-16.61%	0
2017	10.680938	12.879264	20.58%	633
2016	10.889310	10.680938	-1.91%	0
2015	11.400901	10.889310	-4.49%	1,938
2014	12.532171	11.400901	-9.03%	0
2013	10.593705	12.532171	18.30%	0
2012	9.230241	10.593705	14.77%	0
2011	10.883988	9.230241	-15.19%	0
2010*	10.000000	10.883988	8.84%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	26.316094	30.751249	16.85%	0
2018	25.333445	26.316094	3.88%	0
2017	18.808138	25.333445	34.69%	0
2016	18.002246	18.808138	4.48%	0
2015	15.108935	18.002246	19.15%	5,499
2014	15.092253	15.108935	0.11%	0
2013	10.048532	15.092253	50.19%	0
2012	8.475181	10.048532	18.56%	0
2011*	10.000000	8.475181	-15.25%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	14.064162	16.707951	18.80%	0
2018	16.077705	14.064162	-12.52%	0
2017	13.709950	16.077705	17.27%	0
2016	13.791183	13.709950	-0.59%	0
2015	13.165734	13.791183	4.75%	0
2014	12.883095	13.165734	2.19%	0
2013	8.778683	12.883095	46.75%	0
2012	7.212307	8.778683	21.72%	0
2011	8.943031	7.212307	-19.35%	0
2010*	10.000000	8.943031	-10.57%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	26.708724	36.146285	35.34%	225
2018	27.494069	26.708724	-2.86%	263
2017	21.301492	27.494069	29.07%	1,063
2016	20.441751	21.301492	4.21%	0
2015	19.215794	20.441751	6.38%	0
2014	16.588847	19.215794	15.84%	656
2013	12.479230	16.588847	32.93%	123
2012	10.845199	12.479230	15.07%	0
2011	10.797419	10.845199	0.44%	0
2010*	10.000000	10.797419	7.97%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	8.754224	9.404706	7.43%	0
2018	11.084880	8.754224	-21.03%	0
2017	11.563603	11.084880	-4.14%	0
2016	9.405427	11.563603	22.95%	0
2015	12.398214	9.405427	-24.14%	0
2014	14.050333	12.398214	-11.76%	0
2013	11.438787	14.050333	22.83%	0
2012	11.229247	11.438787	1.87%	0
2011	11.093266	11.229247	1.23%	0
2010*	10.000000	11.093266	10.93%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	17.756536	20.047192	12.90%	0
2018	19.122174	17.756536	-7.14%	0
2017	17.502076	19.122174	9.26%	0
2016	18.364039	17.502076	-4.69%	0
2015	17.760374	18.364039	3.40%	0
2014	15.029979	17.760374	18.17%	0
2013	11.533949	15.029979	30.31%	0
2012	10.415916	11.533949	10.73%	0
2011*	10.000000	10.415916	4.16%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	2.976725	4.301956	44.52%	3,120
2018	3.475028	2.976725	-14.34%	0
2017	3.334080	3.475028	4.23%	0
2016	2.161309	3.334080	54.26%	0
2015	3.251264	2.161309	-33.52%	0
2014	4.313600	3.251264	-24.63%	0
2013	7.021560	4.313600	-38.57%	0
2012	8.300042	7.021560	-15.40%	0
2011*	10.000000	8.300042	-17.00%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2019	13.726973	17.226119	25.49%	0
2018	14.704077	13.726973	-6.65%	0
2017	13.745781	14.704077	6.97%	0
2016	13.132572	13.745781	4.67%	0
2015	13.222379	13.132572	-0.68%	0
2014	10.683299	13.222379	23.77%	0
2013	10.781228	10.683299	-0.91%	0
2012	9.294284	10.781228	16.00%	0
2011*	10.000000	9.294284	-7.06%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.294442	2.693489	-18.24%	0
2018	3.194950	3.294442	3.11%	0
2017	3.663252	3.194950	-12.78%	0
2016	3.901536	3.663252	-6.11%	0
2015	4.004516	3.901536	-2.57%	0
2014	5.799999	4.004516	-30.96%	0
2013	5.029832	5.799999	15.31%	851
2012	5.459349	5.029832	-7.87%	0
2011	8.823188	5.459349	-38.12%	0
2010*	10.000000	8.823188	-11.77%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	21.373015	31.691333	48.28%	0
2018	24.051093	21.373015	-11.13%	0
2017	17.921451	24.051093	34.20%	0
2016	14.174614	17.921451	26.43%	0
2015	14.741711	14.174614	-3.85%	0
2014	11.068670	14.741711	33.18%	423
2013	8.376388	11.068670	32.14%	0
2012	8.829245	8.376388	-5.13%	0
2011*	10.000000	8.829245	-11.71%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.449429	4.262357	-21.78%	0
2018	4.889377	5.449429	11.45%	0
2017	6.844154	4.889377	-28.56%	0
2016	8.253479	6.844154	-17.08%	0
2015	7.475768	8.253479	10.40%	0
2014	7.779172	7.475768	-3.90%	0
2013	7.875910	7.779172	-1.23%	0
2012	9.149085	7.875910	-13.92%	0
2011	8.351048	9.149085	9.56%	0
2010*	10.000000	8.351048	-16.49%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.323865	3.534996	-18.24%	0
2018	3.782462	4.323865	14.31%	0
2017	4.813962	3.782462	-21.43%	0
2016	5.167145	4.813962	-6.84%	0
2015	5.424497	5.167145	-4.74%	0
2014	5.330071	5.424497	1.77%	0
2013	6.815763	5.330071	-21.80%	0
2012	8.622736	6.815763	-20.96%	0
2011	8.555463	8.622736	0.79%	0
2010*	10.000000	8.555463	-14.45%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.884003	1.341878	-28.78%	0
2018	1.959717	1.884003	-3.86%	0
2017	2.647977	1.959717	-25.99%	0
2016	2.973803	2.647977	-10.96%	0
2015	3.454443	2.973803	-13.91%	0
2014	4.328251	3.454443	-20.19%	0
2013	6.192953	4.328251	-30.11%	0
2012	7.703607	6.192953	-19.61%	0
2011	8.691814	7.703607	-11.37%	0
2010*	10.000000	8.691814	-13.08%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	21.471572	30.861540	43.73%	0
2018	22.199188	21.471572	-3.28%	0
2017	16.586858	22.199188	33.84%	0
2016	14.913242	16.586858	11.22%	0
2015	14.710496	14.913242	1.38%	0
2014	12.580163	14.710496	16.93%	0
2013	10.150165	12.580163	23.94%	0
2012	9.294848	10.150165	9.20%	0
2011*	10.000000	9.294848	-7.05%	4,540

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	11.980248	13.612103	13.62%	0
2018	14.255044	11.980248	-15.96%	0
2017	14.711023	14.255044	-3.10%	0
2016	12.214138	14.711023	20.44%	0
2015	12.152632	12.214138	0.51%	0
2014	12.206304	12.152632	-0.44%	0
2013	11.001768	12.206304	10.95%	0
2012	9.537716	11.001768	15.35%	0
2011*	10.000000	9.537716	-4.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	15.168754	17.753362	17.04%	0
2018	16.201416	15.168754	-6.37%	0
2017	14.946623	16.201416	8.40%	0
2016	15.143782	14.946623	-1.30%	0
2015	16.211193	15.143782	-6.58%	0
2014	12.005698	16.211193	35.03%	0
2013	14.992186	12.005698	-19.92%	0
2012	14.998070	14.992186	-0.04%	0
2011	10.556071	14.998070	42.08%	0
2010*	10.000000	10.556071	5.56%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	63.499655	112.946502	77.87%	0
2018	70.981342	63.499655	-10.54%	0
2017	42.592279	70.981342	66.65%	0
2016	39.606420	42.592279	7.54%	0
2015	35.215964	39.606420	12.47%	0
2014	26.186632	35.215964	34.48%	0
2013	14.773533	26.186632	77.25%	0
2012	11.157181	14.773533	32.41%	0
2011	11.405881	11.157181	-2.18%	0
2010*	10.000000	11.405881	14.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.325196	0.159357	-51.00%	0
2018	0.371576	0.325196	-12.48%	0
2017	0.681642	0.371576	-45.49%	0
2016	0.862907	0.681642	-21.01%	0
2015	1.181988	0.862907	-27.00%	0
2014	1.858356	1.181988	-36.40%	0
2013	3.654500	1.858356	-49.15%	0
2012	5.698800	3.654500	-35.87%	0
2011	7.396575	5.698800	-22.95%	0
2010*	10.000000	7.396575	-26.03%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	17.691539	21.521186	21.65%	0
2018	17.370144	17.691539	1.85%	0
2017	15.857918	17.370144	9.54%	0
2016	13.919316	15.857918	13.93%	0
2015	15.021704	13.919316	-7.34%	0
2014	12.053477	15.021704	24.63%	0
2013	10.744739	12.053477	12.18%	0
2012	10.838154	10.744739	-0.86%	0
2011*	10.000000	10.838154	8.38%	3,882
Rydex Variable Trust - Banking Fund - Q/NQ
2019	6.800239	8.643714	27.11%	0
2018	8.500676	6.800239	-20.00%	0
2017	7.633352	8.500676	11.36%	0
2016	6.058944	7.633352	25.98%	0
2015	6.432820	6.058944	-5.81%	0
2014	6.282996	6.432820	2.38%	0
2013	4.912732	6.282996	27.89%	0
2012	3.994984	4.912732	22.97%	0
2011	5.188766	3.994984	-23.01%	0
2010	4.636614	5.188766	11.91%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	10.657378	12.812193	20.22%	0
2018	13.040748	10.657378	-18.28%	0
2017	10.847069	13.040748	20.22%	397
2016	8.372512	10.847069	29.56%	0
2015	10.225970	8.372512	-18.13%	0
2014	10.520276	10.225970	-2.80%	0
2013	10.495423	10.520276	0.24%	0
2012	9.574892	10.495423	9.61%	0
2011	11.577004	9.574892	-17.29%	0
2010	9.231492	11.577004	25.41%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	34.707006	42.836508	23.42%	0
2018	38.716187	34.707006	-10.36%	0
2017	30.211873	38.716187	28.15%	0
2016	37.984596	30.211873	-20.46%	0
2015	35.371218	37.984596	7.39%	0
2014	26.925292	35.371218	31.37%	0
2013	17.637293	26.925292	52.66%	0
2012	13.101604	17.637293	34.62%	0
2011	11.966382	13.101604	9.49%	428
2010	10.918712	11.966382	9.60%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	2.492708	2.844158	14.10%	20,964
2018	2.966713	2.492708	-15.98%	0
2017	2.869460	2.966713	3.39%	0
2016	2.625257	2.869460	9.30%	0
2015	4.005764	2.625257	-34.46%	0
2014	6.131637	4.005764	-34.67%	0
2013	6.399080	6.131637	-4.18%	0
2012	6.556156	6.399080	-2.40%	0
2011	7.093565	6.556156	-7.58%	0
2010	6.632630	7.093565	6.95%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	20.295117	24.578771	21.11%	0
2018	23.329502	20.295117	-13.01%	0
2017	21.128727	23.329502	10.42%	0
2016	20.244940	21.128727	4.37%	0
2015	19.251522	20.244940	5.16%	0
2014	17.265888	19.251522	11.50%	0
2013	13.598459	17.265888	26.97%	0
2012	12.596517	13.598459	7.95%	0
2011	11.184201	12.596517	12.63%	0
2010	9.632442	11.184201	16.11%	347
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	23.233992	33.920355	45.99%	0
2018	27.363614	23.233992	-15.09%	0
2017	17.436050	27.363614	56.94%	0
2016	13.472626	17.436050	29.42%	0
2015	14.207977	13.472626	-5.18%	0
2014	12.286930	14.207977	15.63%	0
2013	7.628181	12.286930	61.07%	0
2012	6.577650	7.628181	15.97%	0
2011	6.090424	6.577650	8.00%	0
2010	4.937903	6.090424	23.34%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	15.559489	24.535819	57.69%	0
2018	18.005412	15.559489	-13.58%	0
2017	13.876676	18.005412	29.75%	0
2016	11.272846	13.876676	23.10%	0
2015	11.152119	11.272846	1.08%	5,687
2014	9.103746	11.152119	22.50%	0
2013	6.808940	9.103746	33.70%	0
2012	6.806305	6.808940	0.04%	0
2011	8.232227	6.806305	-17.32%	0
2010	7.590135	8.232227	8.46%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	5.596901	5.918380	5.74%	0
2018	7.587501	5.596901	-26.24%	0
2017	8.176139	7.587501	-7.20%	0
2016	6.286539	8.176139	30.06%	0
2015	9.100786	6.286539	-30.92%	0
2014	11.296676	9.100786	-19.44%	0
2013	9.241884	11.296676	22.23%	0
2012	9.116425	9.241884	1.38%	0
2011	9.780275	9.116425	-6.79%	0
2010	8.297986	9.780275	17.86%	459
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	2.477897	2.451539	-1.06%	0
2018	4.605569	2.477897	-46.20%	0
2017	5.718049	4.605569	-19.46%	0
2016	4.689861	5.718049	21.92%	0
2015	6.935976	4.689861	-32.38%	0
2014	9.915191	6.935976	-30.05%	0
2013	8.084099	9.915191	22.65%	0
2012	8.133101	8.084099	-0.60%	0
2011	9.056744	8.133101	-10.20%	0
2010	7.257707	9.056744	24.79%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	5.190833	6.599866	27.14%	0
2018	6.471581	5.190833	-19.79%	0
2017	5.082951	6.471581	27.32%	0
2016	5.437465	5.082951	-6.52%	0
2015	5.917667	5.437465	-8.11%	0
2014	6.830694	5.917667	-13.37%	0
2013	5.569051	6.830694	22.65%	0
2012	4.623927	5.569051	20.44%	727
2011	5.503609	4.623927	-15.98%	0
2010	6.230546	5.503609	-11.67%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	9.581173	12.148451	26.80%	0
2018	11.033212	9.581173	-13.16%	0
2017	9.642612	11.033212	14.42%	0
2016	8.408934	9.642612	14.67%	0
2015	8.846528	8.408934	-4.95%	0
2014	7.937415	8.846528	11.45%	0
2013	6.285578	7.937415	26.28%	0
2012	5.175263	6.285578	21.45%	0
2011	6.144438	5.175263	-15.77%	0
2010	5.426959	6.144438	13.22%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	16.872083	19.503560	15.60%	0
2018	18.001964	16.872083	-6.28%	0
2017	16.586041	18.001964	8.54%	0
2016	16.810079	16.586041	-1.33%	0
2015	17.891679	16.810079	-6.05%	3,880
2014	13.420739	17.891679	33.31%	3,558
2013	16.583179	13.420739	-19.07%	1,385
2012	16.262388	16.583179	1.97%	52
2011	11.609947	16.262388	40.07%	272
2010	10.651161	11.609947	9.00%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	23.148449	28.088649	21.34%	0
2018	23.095409	23.148449	0.23%	0
2017	18.987561	23.095409	21.63%	0
2016	21.238186	18.987561	-10.60%	0
2015	20.523034	21.238186	3.48%	0
2014	16.634991	20.523034	23.37%	0
2013	11.848597	16.634991	40.40%	0
2012	10.215175	11.848597	15.99%	0
2011	9.856117	10.215175	3.64%	0
2010	9.324502	9.856117	5.70%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.253693	12.682753	12.70%	0
2018	11.467251	11.253693	-1.86%	0
2017	10.838585	11.467251	5.80%	0
2016	9.808229	10.838585	10.51%	0
2015	9.978097	9.808229	-1.70%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	24.183925	30.038865	24.21%	0
2018	25.237464	24.183925	-4.17%	0
2017	19.029293	25.237464	32.62%	0
2016	18.403908	19.029293	3.40%	0
2015	17.155738	18.403908	7.28%	0
2014	16.996484	17.155738	0.94%	0
2013	11.352351	16.996484	49.72%	0
2012	9.610020	11.352351	18.13%	0
2011	11.020953	9.610020	-12.80%	0
2010	9.217493	11.020953	19.57%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.555666	0.351541	-36.74%	0
2018	0.553370	0.555666	0.41%	0
2017	0.915601	0.553370	-39.56%	0
2016	1.314557	0.915601	-30.35%	0
2015	1.443821	1.314557	-8.95%	0
2014	1.864177	1.443821	-22.55%	0
2013	3.355790	1.864177	-44.45%	0
2012	4.371423	3.355790	-23.23%	0
2011	6.054780	4.371423	-27.80%	0
2010	8.773541	6.054780	-30.99%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	3.048742	2.617061	-14.16%	0
2018	2.967265	3.048742	2.75%	0
2017	3.289480	2.967265	-9.80%	0
2016	3.423287	3.289480	-3.91%	0
2015	3.500471	3.423287	-2.20%	0
2014	4.708925	3.500471	-25.66%	0
2013	4.126722	4.708925	14.11%	3,973
2012	4.443754	4.126722	-7.13%	1,056
2011	6.452658	4.443754	-31.13%	0
2010	7.475324	6.452658	-13.68%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	2.183542	1.722658	-21.11%	0
2018	1.988830	2.183542	9.79%	0
2017	2.323624	1.988830	-14.41%	0
2016	2.902290	2.323624	-19.94%	0
2015	2.964954	2.902290	-2.11%	0
2014	3.386343	2.964954	-12.44%	0
2013	4.722622	3.386343	-28.30%	0
2012	5.843296	4.722622	-19.18%	0
2011	6.369362	5.843296	-8.26%	0
2010	8.611590	6.369362	-26.04%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	1.431079	1.019903	-28.73%	0
2018	1.486748	1.431079	-3.74%	0
2017	1.993204	1.486748	-25.41%	0
2016	2.224144	1.993204	-10.38%	0
2015	2.578500	2.224144	-13.74%	0
2014	3.200882	2.578500	-19.44%	0
2013	4.557151	3.200882	-29.76%	0
2012	5.658302	4.557151	-19.46%	935
2011	6.355750	5.658302	-10.97%	832
2010	8.154189	6.355750	-22.06%	446

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	2.010081	1.579710	-21.41%	0
2018	1.827120	2.010081	10.01%	0
2017	2.133249	1.827120	-14.35%	0
2016	2.702933	2.133249	-21.08%	0
2015	2.727477	2.702933	-0.90%	0
2014	3.022463	2.727477	-9.76%	0
2013	4.414938	3.022463	-31.54%	0
2012	5.448850	4.414938	-18.97%	0
2011	5.957353	5.448850	-8.54%	0
2010	8.314505	5.957353	-28.35%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	2.587895	1.974994	-23.68%	0
2018	2.514444	2.587895	2.92%	0
2017	3.072945	2.514444	-18.17%	0
2016	3.527423	3.072945	-12.88%	0
2015	3.728368	3.527423	-5.39%	0
2014	4.402369	3.728368	-15.31%	1,300
2013	6.051499	4.402369	-27.25%	0
2012	7.363042	6.051499	-17.81%	0
2011	8.176748	7.363042	-9.95%	0
2010	9.946126	8.176748	-17.79%	234
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	12.382638	17.043303	37.64%	0
2018	16.233721	12.382638	-23.72%	0
2017	10.909647	16.233721	48.80%	0
2016	10.122447	10.909647	7.78%	0
2015	9.129520	10.122447	10.88%	0
2014	10.901671	9.129520	-16.26%	0
2013	7.058864	10.901671	54.44%	0
2012	5.936774	7.058864	18.90%	0
2011	8.439544	5.936774	-29.66%	0
2010	7.366304	8.439544	14.57%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	17.595185	22.519739	27.99%	0
2018	20.532697	17.595185	-14.31%	0
2017	17.266985	20.532697	18.91%	0
2016	15.918485	17.266985	8.47%	0
2015	16.030569	15.918485	-0.70%	0
2014	15.064656	16.030569	6.41%	0
2013	10.685130	15.064656	40.99%	0
2012	8.896503	10.685130	20.10%	0
2011	8.771157	8.896503	1.43%	0
2010	6.797155	8.771157	29.04%	493

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	19.020410	25.629594	34.75%	0
2018	23.837499	19.020410	-20.21%	0
2017	19.663990	23.837499	21.22%	0
2016	15.320654	19.663990	28.35%	0
2015	16.376494	15.320654	-6.45%	0
2014	14.778173	16.376494	10.82%	0
2013	9.936086	14.778173	48.73%	203
2012	8.072682	9.936086	23.08%	0
2011	8.823996	8.072682	-8.51%	0
2010	6.479773	8.823996	36.18%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	50.500218	90.243189	78.70%	0
2018	56.249077	50.500218	-10.22%	0
2017	33.521712	56.249077	67.80%	0
2016	30.894515	33.521712	8.50%	0
2015	27.224559	30.894515	13.48%	0
2014	20.135079	27.224559	35.21%	0
2013	11.285503	20.135079	78.42%	1,076
2012	8.499391	11.285503	32.78%	0
2011	8.643493	8.499391	-1.67%	0
2010	6.377440	8.643493	35.53%	332
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	27.667399	37.487437	35.49%	0
2018	28.463250	27.667399	-2.80%	0
2017	21.926282	28.463250	29.81%	0
2016	20.897294	21.926282	4.92%	870
2015	19.501292	20.897294	7.16%	0
2014	16.772169	19.501292	16.27%	0
2013	12.584736	16.772169	33.27%	28,104
2012	10.886413	12.584736	15.60%	0
2011	10.762734	10.886413	1.15%	0
2010	9.175365	10.762734	17.30%	446
Rydex Variable Trust - Nova Fund - Q/NQ
2019	18.745305	26.916775	43.59%	0
2018	21.115121	18.745305	-11.22%	0
2017	16.184299	21.115121	30.47%	0
2016	14.126373	16.184299	14.57%	0
2015	14.372302	14.126373	-1.71%	0
2014	12.242034	14.372302	17.40%	0
2013	8.299605	12.242034	47.50%	0
2012	6.858011	8.299605	21.02%	0
2011	7.008947	6.858011	-2.15%	0
2010	5.901434	7.008947	18.77%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	4.388200	6.611953	50.68%	0
2018	5.315477	4.388200	-17.44%	0
2017	5.013887	5.315477	6.02%	0
2016	3.059723	5.013887	63.87%	0
2015	4.438758	3.059723	-31.07%	0
2014	5.424614	4.438758	-18.17%	0
2013	10.166454	5.424614	-46.64%	853
2012	10.708203	10.166454	-5.06%	0
2011	14.261332	10.708203	-24.91%	0
2010	10.432817	14.261332	36.70%	591
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	12.403371	15.279637	23.19%	0
2018	13.520430	12.403371	-8.26%	0
2017	12.804583	13.520430	5.59%	0
2016	11.741639	12.804583	9.05%	0
2015	12.167414	11.741639	-3.50%	1,262
2014	10.156570	12.167414	19.80%	0
2013	9.869849	10.156570	2.91%	0
2012	8.424379	9.869849	17.16%	0
2011	8.320870	8.424379	1.24%	0
2010	6.731172	8.320870	23.62%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	18.866448	23.249323	23.23%	0
2018	19.694334	18.866448	-4.20%	0
2017	17.632081	19.694334	11.70%	0
2016	17.756388	17.632081	-0.70%	0
2015	18.176983	17.756388	-2.31%	0
2014	16.897912	18.176983	7.57%	15,604
2013	12.569093	16.897912	34.44%	0
2012	10.872807	12.569093	15.60%	0
2011	10.429799	10.872807	4.25%	480
2010	8.418727	10.429799	23.89%	413
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	15.500059	20.771995	34.01%	0
2018	19.466800	15.500059	-20.38%	0
2017	16.383801	19.466800	18.82%	0
2016	12.689428	16.383801	29.11%	0
2015	14.097112	12.689428	-9.99%	0
2014	13.654041	14.097112	3.24%	0
2013	8.698116	13.654041	56.98%	0
2012	7.195740	8.698116	20.88%	0
2011	8.276819	7.195740	-13.06%	0
2010	6.064969	8.276819	36.47%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	19.134948	30.786457	60.89%	0
2018	22.849200	19.134948	-16.26%	0
2017	16.084272	22.849200	42.06%	0
2016	13.493222	16.084272	19.20%	0
2015	13.859480	13.493222	-2.64%	0
2014	11.230628	13.859480	23.41%	0
2013	6.723898	11.230628	67.03%	0
2012	5.249307	6.723898	28.09%	0
2011	5.520172	5.249307	-4.91%	0
2010	4.444105	5.520172	24.21%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	21.755334	27.266818	25.33%	2,187
2018	23.288204	21.755334	-6.58%	0
2017	18.909722	23.288204	23.15%	0
2016	18.620379	18.909722	1.55%	0
2015	18.607406	18.620379	0.07%	0
2014	16.718874	18.607406	11.30%	0
2013	11.950085	16.718874	39.91%	0
2012	10.653127	11.950085	12.17%	0
2011	10.878917	10.653127	-2.08%	0
2010	8.788751	10.878917	23.78%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	15.769888	19.245239	22.04%	643
2018	18.377290	15.769888	-14.19%	0
2017	16.021016	18.377290	14.71%	0
2016	13.784271	16.021016	16.23%	0
2015	15.364622	13.784271	-10.29%	0
2014	13.988946	15.364622	9.83%	0
2013	9.727309	13.988946	43.81%	197
2012	8.038869	9.727309	21.00%	406
2011	8.385595	8.038869	-4.13%	0
2010	7.039980	8.385595	19.11%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	19.387166	22.151256	14.26%	0
2018	22.993605	19.387166	-15.68%	0
2017	19.556081	22.993605	17.58%	431
2016	19.233885	19.556081	1.68%	0
2015	19.175138	19.233885	0.31%	0
2014	19.674262	19.175138	-2.54%	0
2013	14.824963	19.674262	32.71%	1,088
2012	12.903595	14.824963	14.89%	0
2011	13.119976	12.903595	-1.65%	0
2010	9.995862	13.119976	31.25%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	14.365904	17.416323	21.23%	0
2018	17.911086	14.365904	-19.79%	0
2017	15.989281	17.911086	12.02%	0
2016	12.530562	15.989281	27.60%	0
2015	14.361014	12.530562	-12.75%	0
2014	13.592186	14.361014	5.66%	0
2013	10.109732	13.592186	34.45%	1,425
2012	8.729193	10.109732	15.82%	195
2011	9.496238	8.729193	-8.08%	0
2010	7.984760	9.496238	18.93%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	19.274496	21.481081	11.45%	276
2018	21.402761	19.274496	-9.94%	323
2017	18.623226	21.402761	14.93%	1,292
2016	15.848571	18.623226	17.51%	0
2015	16.068610	15.848571	-1.37%	0
2014	16.230984	16.068610	-1.00%	0
2013	11.602403	16.230984	39.89%	1,694
2012	10.595849	11.602403	9.50%	0
2011	10.339203	10.595849	2.48%	0
2010	8.328219	10.339203	24.15%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	12.253085	14.638860	19.47%	0
2018	15.584634	12.253085	-21.38%	0
2017	15.785413	15.584634	-1.27%	257
2016	12.102991	15.785413	30.43%	539
2015	14.140288	12.102991	-14.41%	0
2014	14.098073	14.140288	0.30%	0
2013	9.970353	14.098073	41.40%	1,749
2012	8.366287	9.970353	19.17%	0
2011	9.331888	8.366287	-10.35%	0
2010	7.534897	9.331888	23.85%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	8.292479	8.588232	3.57%	0
2018	7.491157	8.292479	10.70%	0
2017	9.188264	7.491157	-18.47%	0
2016	8.673520	9.188264	5.93%	0
2015	7.729180	8.673520	12.22%	0
2014	6.350892	7.729180	21.70%	0
2013	6.611316	6.350892	-3.94%	0
2012	7.125815	6.611316	-7.22%	0
2011	7.517961	7.125815	-5.22%	0
2010	7.952225	7.517961	-5.46%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	18.955429	26.224637	38.35%	0
2018	19.438316	18.955429	-2.48%	0
2017	14.803642	19.438316	31.31%	0
2016	13.462177	14.803642	9.96%	0
2015	13.448434	13.462177	0.10%	0
2014	12.320748	13.448434	9.15%	0
2013	9.191851	12.320748	34.04%	0
2012	8.291271	9.191851	10.86%	0
2011	9.223395	8.291271	-10.11%	0
2010	8.315828	9.223395	10.91%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	8.135392	9.118123	12.08%	0
2018	8.677508	8.135392	-6.25%	0
2017	8.280293	8.677508	4.80%	0
2016	7.123911	8.280293	16.23%	0
2015	7.714962	7.123911	-7.66%	0
2014	7.594270	7.714962	1.59%	0
2013	6.530515	7.594270	16.29%	0
2012	6.290919	6.530515	3.81%	0
2011	7.423474	6.290919	-15.26%	0
2010	6.548227	7.423474	13.37%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	15.685045	18.982152	21.02%	0
2018	19.818040	15.685045	-20.85%	0
2017	16.405353	19.818040	20.80%	641
2016	14.355988	16.405353	14.28%	0
2015	16.878654	14.355988	-14.95%	0
2014	13.883544	16.878654	21.57%	0
2013	9.309455	13.883544	49.13%	0
2012	7.997425	9.309455	16.41%	0
2011	9.088607	7.997425	-12.01%	0
2010	7.395573	9.088607	22.89%	526
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	16.765150	19.753458	17.82%	0
2018	16.318081	16.765150	2.74%	0
2017	14.846851	16.318081	9.91%	0
2016	12.890432	14.846851	15.18%	0
2015	14.055385	12.890432	-8.29%	0
2014	11.552583	14.055385	21.66%	19,526
2013	10.269822	11.552583	12.49%	0
2012	10.259148	10.269822	0.10%	0
2011	8.911086	10.259148	15.13%	537
2010	8.421534	8.911086	5.81%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.145929	4.847538	-5.80%	0
2018	5.882460	5.145929	-12.52%	0
2017	4.979916	5.882460	18.12%	0
2016	5.510050	4.979916	-9.62%	0
2015	6.691849	5.510050	-17.66%	0
2014	8.656512	6.691849	-22.70%	0
2013	8.997247	8.656512	-3.79%	0
2012	9.017884	8.997247	-0.23%	0
2011	9.457143	9.017884	-4.64%	0
2010	10.120198	9.457143	-6.55%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	10.812556	11.364462	5.10%	0
2018	10.198778	10.812556	6.02%	0
2017	10.043969	10.198778	1.54%	0
2016	9.903268	10.043969	1.42%	0
2015	10.094669	9.903268	-1.90%	0
2014	10.058385	10.094669	0.36%	0
2013*	10.000000	10.058385	0.58%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	8.936546	12.275208	37.36%	0
2018	10.821285	8.936546	-17.42%	0
2017*	10.000000	10.821285	8.21%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.479370	4.960902	10.75%	0
2018	6.308866	4.479370	-29.00%	0
2017	6.482498	6.308866	-2.68%	0
2016	4.556256	6.482498	42.28%	0
2015	6.915268	4.556256	-34.11%	0
2014	8.634704	6.915268	-19.91%	0
2013	7.890710	8.634704	9.43%	0
2012	7.709537	7.890710	2.35%	0
2011*	10.000000	7.709537	-22.90%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.816427	8.16%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	13.660177	15.977143	16.96%	0
2018	14.751474	13.660177	-7.40%	0
2017	12.893329	14.751474	14.41%	0
2016	12.475448	12.893329	3.35%	0
2015	12.446788	12.475448	0.23%	0
2014	11.743921	12.446788	5.98%	0
2013	10.207471	11.743921	15.05%	0
2012	9.098994	10.207471	12.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.671834	8.865817	15.56%	0
2018*	10.000000	7.671834	-23.28%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.733905	9.214789	19.15%	0
2018	9.644969	7.733905	-19.81%	0
2017	9.829536	9.644969	-1.88%	0
2016	7.055244	9.829536	39.32%	0
2015	11.486244	7.055244	-38.58%	0
2014	10.372607	11.486244	10.74%	0
2013*	10.000000	10.372607	3.73%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.454343	15.849411	38.37%	0
2018	13.235135	11.454343	-13.46%	0
2017	10.703631	13.235135	23.65%	0
2016	10.018221	10.703631	6.84%	0
2015	10.259632	10.018221	-2.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.307245	11.106981	7.76%	0
2018	10.719369	10.307245	-3.84%	0
2017	10.449149	10.719369	2.59%	0
2016	10.115901	10.449149	3.29%	0
2015	10.481949	10.115901	-3.49%	0
2014	10.254797	10.481949	2.22%	0
2013	11.323804	10.254797	-9.44%	0
2012	10.657128	11.323804	6.26%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.431124	14.020045	22.65%	0
2018	12.405021	11.431124	-7.85%	0
2017	10.404739	12.405021	19.22%	0
2016	9.265529	10.404739	12.30%	0
2015*	10.000000	9.265529	-7.34%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	10.832459	13.616430	25.70%	0
2018	12.050770	10.832459	-10.11%	0
2017	11.198686	12.050770	7.61%	0
2016	9.393413	11.198686	19.22%	0
2015*	10.000000	9.393413	-6.07%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	10.050062	11.696625	16.38%	0
2018	10.951126	10.050062	-8.23%	0
2017	9.824343	10.951126	11.47%	0
2016	9.566255	9.824343	2.70%	0
2015	9.844228	9.566255	-2.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	12.688048	16.477501	29.87%	0
2018	14.377085	12.688048	-11.75%	0
2017	11.565643	14.377085	24.31%	0
2016	11.475973	11.565643	0.78%	0
2015	11.599966	11.475973	-1.07%	0
2014	11.506394	11.599966	0.81%	0
2013*	10.000000	11.506394	15.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.926145	10.720348	8.00%	0
2018	10.104954	9.926145	-1.77%	0
2017	9.894648	10.104954	2.13%	0
2016*	10.000000	9.894648	-1.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.566499	12.674520	19.95%	0
2018	11.262771	10.566499	-6.18%	0
2017	9.921299	11.262771	13.52%	0
2016	9.444503	9.921299	5.05%	0
2015	9.940920	9.444503	-4.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.780266	14.857577	26.12%	0
2018	12.859667	11.780266	-8.39%	0
2017	11.156065	12.859667	15.27%	0
2016*	10.000000	11.156065	11.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.048233	15.203657	16.52%	0
2018	14.268868	13.048233	-8.55%	0
2017	12.681460	14.268868	12.52%	0
2016	12.345887	12.681460	2.72%	0
2015	12.603051	12.345887	-2.04%	0
2014	12.495348	12.603051	0.86%	0
2013	11.036880	12.495348	13.21%	0
2012	10.143311	11.036880	8.81%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.390690	13.508987	18.60%	0
2018	13.653947	11.390690	-16.58%	0
2017	11.994430	13.653947	13.84%	0
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
2014*	10.000000	10.907968	9.08%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.711937	11.197750	15.30%	0
2018	10.224427	9.711937	-5.01%	0
2017*	10.000000	10.224427	2.24%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.224563	5.515566	5.57%	0
2018	5.977087	5.224563	-12.59%	0
2017	5.950086	5.977087	0.45%	0
2016	5.367812	5.950086	10.85%	0
2015	7.242455	5.367812	-25.88%	0
2014	8.819718	7.242455	-17.88%	0
2013	9.933623	8.819718	-11.21%	0
2012	10.254126	9.933623	-3.13%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.470068	11.093509	5.95%	0
2018	10.590877	10.470068	-1.14%	0
2017	10.346767	10.590877	2.36%	0
2016	9.597673	10.346767	7.80%	0
2015*	10.000000	9.597673	-4.02%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.259031	10.558089	27.84%	0
2018*	10.000000	8.259031	-17.41%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	12.757347	14.897161	16.77%	0
2018	13.660422	12.757347	-6.61%	0
2017	12.137004	13.660422	12.55%	0
2016	11.926774	12.137004	1.76%	0
2015	12.060600	11.926774	-1.11%	0
2014	11.548941	12.060600	4.43%	0
2013	10.119262	11.548941	14.13%	0
2012	9.112010	10.119262	11.05%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.139870	13.681087	22.81%	0
2018	11.781971	11.139870	-5.45%	0
2017	10.254086	11.781971	14.90%	0
2016	9.686579	10.254086	5.86%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	10.920625	13.735124	25.77%	0
2018	12.067403	10.920625	-9.50%	0
2017	10.825643	12.067403	11.47%	0
2016	9.294268	10.825643	16.48%	0
2015*	10.000000	9.294268	-7.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.695815	15.007908	28.32%	0
2018	13.017227	11.695815	-10.15%	0
2017	11.281013	13.017227	15.39%	0
2016*	10.000000	11.281013	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.452280	17.833669	32.57%	0
2018	13.654838	13.452280	-1.48%	0
2017	10.235642	13.654838	33.40%	0
2016	10.287384	10.235642	-0.50%	0
2015*	10.000000	10.287384	2.87%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.404474	11.815740	13.56%	0
2018	10.911225	10.404474	-4.64%	0
2017	10.313686	10.911225	5.79%	0
2016	9.129295	10.313686	12.97%	0
2015*	10.000000	9.129295	-8.71%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.093490	10.926746	8.26%	0
2018	10.282124	10.093490	-1.83%	0
2017	9.992066	10.282124	2.90%	0
2016*	10.000000	9.992066	-0.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.340867	12.580513	21.66%	0
2018	11.172380	10.340867	-7.44%	0
2017	10.880262	11.172380	2.68%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.492968	11.489138	9.49%	0
2018	10.912971	10.492968	-3.85%	0
2017	10.254706	10.912971	6.42%	0
2016	9.594021	10.254706	6.89%	0
2015	9.887245	9.594021	-2.97%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	14.890057	17.659710	18.60%	0
2018	16.656044	14.890057	-10.60%	0
2017	15.031722	16.656044	10.81%	0
2016	13.421748	15.031722	12.00%	0
2015	14.462764	13.421748	-7.20%	0
2014	14.211474	14.462764	1.77%	0
2013	11.603928	14.211474	22.47%	0
2012	10.168271	11.603928	14.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.667749	13.399263	14.84%	0
2018	12.322622	11.667749	-5.31%	0
2017	11.354675	12.322622	8.52%	0
2016	10.063592	11.354675	12.83%	0
2015	10.942292	10.063592	-8.03%	0
2014	10.570491	10.942292	3.52%	0
2013*	10.000000	10.570491	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	11.960876	14.719326	23.06%	0
2018	13.615926	11.960876	-12.16%	0
2017	12.670609	13.615926	7.46%	0
2016	11.414847	12.670609	11.00%	0
2015	11.972998	11.414847	-4.66%	0
2014	11.446620	11.972998	4.60%	0
2013*	10.000000	11.446620	14.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.764812	9.856786	0.94%	0
2018	9.681385	9.764812	0.86%	0
2017	9.598997	9.681385	0.86%	0
2016	9.423667	9.598997	1.86%	0
2015*	10.000000	9.423667	-5.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.767302	11.925985	10.76%	0
2018	11.375401	10.767302	-5.35%	0
2017	10.163220	11.375401	11.93%	0
2016	9.843813	10.163220	3.24%	0
2015	10.562716	9.843813	-6.81%	0
2014	10.269617	10.562716	2.85%	0
2013*	10.000000	10.269617	2.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	9.854217	9.931503	0.78%	0
2018	9.824959	9.854217	0.30%	0
2017	9.805791	9.824959	0.20%	0
2016	9.815243	9.805791	-0.10%	0
2015	9.975748	9.815243	-1.61%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.421722	10.145248	7.68%	0
2018*	10.000000	9.421722	-5.78%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.273049	6.712570	7.01%	0
2018	6.969121	6.273049	-9.99%	0
2017	6.478633	6.969121	7.57%	0
2016	7.681382	6.478633	-15.66%	0
2015	7.884953	7.681382	-2.58%	0
2014	7.109504	7.884953	10.91%	0
2013	7.003599	7.109504	1.51%	0
2012	7.971239	7.003599	-12.14%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	9.895992	10.334405	4.43%	0
2018	11.487603	9.895992	-13.86%	0
2017	10.107867	11.487603	13.65%	0
2016	10.148352	10.107867	-0.40%	0
2015	10.128421	10.148352	0.20%	0
2014	9.957600	10.128421	1.72%	0
2013	8.567545	9.957600	16.22%	0
2012	8.291269	8.567545	3.33%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.379969	8.707667	3.91%	0
2018	8.922145	8.379969	-6.08%	0
2017	8.696991	8.922145	2.59%	0
2016	8.831743	8.696991	-1.53%	0
2015	8.763437	8.831743	0.78%	0
2014	8.462133	8.763437	3.56%	0
2013	8.412839	8.462133	0.59%	0
2012	8.317256	8.412839	1.15%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.095748	11.814059	6.47%	0
2018	11.305072	11.095748	-1.85%	0
2017	11.042375	11.305072	2.38%	0
2016	10.279043	11.042375	7.43%	0
2015	10.312985	10.279043	-0.33%	0
2014	10.180033	10.312985	1.31%	0
2013*	10.000000	10.180033	1.80%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	10.964456	12.463995	13.68%	0
2018	11.878648	10.964456	-7.70%	0
2017	10.929754	11.878648	8.68%	0
2016	9.904819	10.929754	10.35%	0
2015	10.470665	9.904819	-5.40%	0
2014	10.010169	10.470665	4.60%	0
2013*	10.000000	10.010169	0.10%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.544850	17.618307	30.07%	0
2018	15.806394	13.544850	-14.31%	0
2017	11.717766	15.806394	34.89%	0
2016	11.860391	11.717766	-1.20%	0
2015	11.561665	11.860391	2.58%	0
2014	11.448962	11.561665	0.98%	0
2013*	10.000000	11.448962	14.49%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.583528	15.163071	20.50%	0
2018	13.449309	12.583528	-6.44%	0
2017	11.491755	13.449309	17.03%	0
2016	11.919488	11.491755	-3.59%	0
2015	13.142947	11.919488	-9.31%	0
2014	14.020606	13.142947	-6.26%	0
2013	11.323541	14.020606	23.82%	0
2012	9.602586	11.323541	17.92%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.965344	10.480628	16.90%	0
2018	11.125561	8.965344	-19.42%	0
2017	8.795752	11.125561	26.49%	0
2016	7.359529	8.795752	19.52%	0
2015	9.303567	7.359529	-20.90%	0
2014	9.859475	9.303567	-5.64%	0
2013*	10.000000	9.859475	-1.41%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.555073	11.907878	12.82%	0
2018	11.131164	10.555073	-5.18%	0
2017	10.374688	11.131164	7.29%	750
2016	9.088696	10.374688	14.15%	49
2015	9.779591	9.088696	-7.06%	0
2014	10.034838	9.779591	-2.54%	0
2013*	10.000000	10.034838	0.35%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.289370	11.037563	7.27%	0
2018	10.507025	10.289370	-2.07%	0
2017	10.223214	10.507025	2.78%	0
2016	9.908994	10.223214	3.17%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.655366	14.073941	20.75%	0
2018	12.092845	11.655366	-3.62%	0
2017	10.950145	12.092845	10.44%	0
2016*	10.000000	10.950145	9.50%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	11.849265	13.401669	13.10%	0
2018	12.579841	11.849265	-5.81%	0
2017	11.496065	12.579841	9.43%	0
2016	10.962051	11.496065	4.87%	0
2015	11.361348	10.962051	-3.51%	0
2014	11.014083	11.361348	3.15%	0
2013	10.254936	11.014083	7.40%	0
2012	9.485274	10.254936	8.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.822490	13.355949	12.97%	0
2018	12.854159	11.822490	-8.03%	0
2017	11.853953	12.854159	8.44%	122
2016	10.833183	11.853953	9.42%	0
2015	11.078338	10.833183	-2.21%	0
2014	10.881381	11.078338	1.81%	0
2013	12.052171	10.881381	-9.71%	0
2012	10.333200	12.052171	16.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.457901	13.231818	26.52%	0
2018	11.474760	10.457901	-8.86%	0
2017	10.303676	11.474760	11.37%	0
2016	9.057127	10.303676	13.76%	0
2015	10.629134	9.057127	-14.79%	0
2014*	10.000000	10.629134	6.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	11.996245	14.013497	16.82%	0
2018	13.207292	11.996245	-9.17%	0
2017	12.166059	13.207292	8.56%	0
2016	11.922529	12.166059	2.04%	0
2015	12.222355	11.922529	-2.45%	0
2014	10.849278	12.222355	12.66%	0
2013	10.683016	10.849278	1.56%	0
2012	8.308633	10.683016	28.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	11.847862	13.803427	16.51%	0
2018	12.827078	11.847862	-7.63%	0
2017	11.178209	12.827078	14.75%	0
2016	10.708231	11.178209	4.39%	0
2015	11.577859	10.708231	-7.51%	0
2014	11.471741	11.577859	0.93%	0
2013	10.015677	11.471741	14.54%	0
2012	8.902824	10.015677	12.50%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.739796	18.811310	19.51%	0
2018	16.741300	15.739796	-5.98%	0
2017	14.610957	16.741300	14.58%	0
2016	13.546445	14.610957	7.86%	0
2015	13.556771	13.546445	-0.08%	0
2014	13.049395	13.556771	3.89%	0
2013	10.697048	13.049395	21.99%	0
2012	9.342508	10.697048	14.50%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.359346	11.190401	8.02%	0
2018	10.721288	10.359346	-3.38%	93
2017	10.189605	10.721288	5.22%	0
2016	9.477914	10.189605	7.51%	392
2015	9.863578	9.477914	-3.91%	0
2014	9.595587	9.863578	2.79%	396
2013*	10.000000	9.595587	-4.04%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.046657	11.426896	13.74%	0
2018	11.093598	10.046657	-9.44%	0
2017	9.466041	11.093598	17.19%	0
2016	9.289882	9.466041	1.90%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.111791	10.664564	5.47%	0
2018*	10.000000	10.111791	1.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	10.884819	12.358167	13.54%	0
2018	11.341077	10.884819	-4.02%	0
2017	10.735679	11.341077	5.64%	0
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0
2014*	10.000000	9.861869	-1.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.797263	16.219448	26.74%	0
2018	13.615604	12.797263	-6.01%	0
2017	11.028924	13.615604	23.45%	0
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	12.976335	17.056462	31.44%	0
2018	15.738362	12.976335	-17.55%	0
2017	12.669598	15.738362	24.22%	0
2016	13.128174	12.669598	-3.49%	0
2015	13.354884	13.128174	-1.70%	0
2014	13.681567	13.354884	-2.39%	0
2013	11.419773	13.681567	19.81%	0
2012	9.990663	11.419773	14.30%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.173026	18.134241	27.95%	0
2018	14.324681	14.173026	-1.06%	0
2017	12.011163	14.324681	19.26%	0
2016	10.897185	12.011163	10.22%	0
2015	10.910761	10.897185	-0.12%	0
2014*	10.000000	10.910761	9.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	16.563832	20.316972	22.66%	0
2018	18.755996	16.563832	-11.69%	0
2017	15.821929	18.755996	18.54%	0
2016	14.755290	15.821929	7.23%	0
2015	15.178055	14.755290	-2.79%	0
2014	14.679016	15.178055	3.40%	0
2013	11.457597	14.679016	28.12%	0
2012	9.969120	11.457597	14.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.932181	16.016329	14.96%	0
2018	15.016922	13.932181	-7.22%	0
2017	13.543639	15.016922	10.88%	0
2016	12.899075	13.543639	5.00%	0
2015	13.175519	12.899075	-2.10%	0
2014	12.766683	13.175519	3.20%	0
2013	11.252795	12.766683	13.45%	0
2012	10.239863	11.252795	9.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	15.294195	18.196692	18.98%	0
2018	16.830748	15.294195	-9.13%	0
2017	14.687427	16.830748	14.59%	0
2016	13.830256	14.687427	6.20%	0
2015	14.165211	13.830256	-2.36%	0
2014	13.673233	14.165211	3.60%	0
2013	11.396960	13.673233	19.97%	0
2012	10.135425	11.396960	12.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.042001	13.187012	9.51%	0
2018	12.496013	12.042001	-3.63%	0
2017	11.873294	12.496013	5.24%	0
2016	11.469851	11.873294	3.52%	0
2015	11.677258	11.469851	-1.78%	0
2014	11.420131	11.677258	2.25%	0
2013	10.998760	11.420131	3.83%	0
2012	10.340348	10.998760	6.37%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.755955	12.117370	12.66%	0
2018	11.690503	10.755955	-7.99%	0
2017	10.294207	11.690503	13.56%	0
2016	9.855537	10.294207	4.45%	0
2015	10.406975	9.855537	-5.30%	0
2014	10.284950	10.406975	1.19%	0
2013*	10.000000	10.284950	2.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.975093	12.533941	14.20%	0
2018	11.936471	10.975093	-8.05%	0
2017	10.240842	11.936471	16.56%	0
2016	9.743892	10.240842	5.10%	0
2015	10.352122	9.743892	-5.88%	0
2014	10.356999	10.352122	-0.05%	0
2013*	10.000000	10.356999	3.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	14.647574	17.123583	16.90%	0
2018	15.932946	14.647574	-8.07%	0
2017	14.128011	15.932946	12.78%	0
2016	13.376099	14.128011	5.62%	0
2015	13.663674	13.376099	-2.10%	0
2014	13.205182	13.663674	3.47%	0
2013	11.328331	13.205182	16.57%	0
2012	10.188500	11.328331	11.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	15.766119	19.068740	20.95%	0
2018	17.607657	15.766119	-10.46%	0
2017	15.070796	17.607657	16.83%	0
2016	14.155686	15.070796	6.46%	0
2015	14.524882	14.155686	-2.54%	0
2014	14.038607	14.524882	3.46%	0
2013	11.416108	14.038607	22.97%	0
2012	10.068886	11.416108	13.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.362162	15.112786	13.10%	0
2018	14.180173	13.362162	-5.77%	0
2017	13.041061	14.180173	8.73%	0
2016	12.433344	13.041061	4.89%	0
2015	12.700554	12.433344	-2.10%	0
2014	12.331910	12.700554	2.99%	0
2013	11.203634	12.331910	10.07%	0
2012	10.289355	11.203634	8.89%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.169139	10.907264	7.26%	0
2018	10.315218	10.169139	-1.42%	0
2017	10.108888	10.315218	2.04%	0
2016	9.989926	10.108888	1.19%	0
2015	10.081631	9.989926	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.043893	11.976321	8.44%	0
2018	11.326357	11.043893	-2.49%	263
2017	11.030709	11.326357	2.68%	0
2016	10.787582	11.030709	2.25%	540
2015	10.958732	10.787582	-1.56%	0
2014	10.559551	10.958732	3.78%	594
2013	10.894805	10.559551	-3.08%	0
2012	10.279039	10.894805	5.99%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.229396	15.677943	18.51%	0
2018	14.886877	13.229396	-11.13%	0
2017	12.761972	14.886877	16.65%	0
2016	11.578544	12.761972	10.22%	0
2015	12.083099	11.578544	-4.18%	0
2014	11.840852	12.083099	2.05%	0
2013*	10.000000	11.840852	18.41%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.539234	14.580535	16.28%	0
2018	13.747884	12.539234	-8.79%	0
2017	12.205157	13.747884	12.64%	0
2016	11.339915	12.205157	7.63%	0
2015	11.665737	11.339915	-2.79%	0
2014	11.574363	11.665737	0.79%	0
2013*	10.000000	11.574363	15.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	9.806506	11.930070	21.65%	0
2018	12.001434	9.806506	-18.29%	0
2017	8.571141	12.001434	40.02%	0
2016	8.041326	8.571141	6.59%	0
2015	9.674136	8.041326	-16.88%	0
2014*	10.000000	9.674136	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.024159	10.540844	5.15%	0
2018	10.135982	10.024159	-1.10%	0
2017	10.034103	10.135982	1.02%	0
2016	10.065636	10.034103	-0.31%	0
2015	10.183523	10.065636	-1.16%	0
2014*	10.000000	10.183523	1.84%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.211926	9.254442	0.46%	0
2018	9.205518	9.211926	0.07%	2,200
2017	9.282883	9.205518	-0.83%	0
2016	9.380920	9.282883	-1.05%	164
2015	9.480463	9.380920	-1.05%	2,268
2014	9.581063	9.480463	-1.05%	1,577
2013	9.682727	9.581063	-1.05%	817
2012	9.785755	9.682727	-1.05%	1,806
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	10.040897	12.098337	20.49%	0
2018	11.773923	10.040897	-14.72%	0
2017	9.527531	11.773923	23.58%	0
2016	9.540314	9.527531	-0.13%	0
2015	9.734948	9.540314	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.631162	14.240363	22.43%	0
2018	12.897286	11.631162	-9.82%	0
2017	11.005509	12.897286	17.19%	0
2016	10.160059	11.005509	8.32%	0
2015	10.371387	10.160059	-2.04%	0
2014*	10.000000	10.371387	3.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	11.052302	12.614007	14.13%	0
2018	11.739518	11.052302	-5.85%	0
2017	10.675489	11.739518	9.97%	0
2016	10.148827	10.675489	5.19%	0
2015	10.274371	10.148827	-1.22%	0
2014*	10.000000	10.274371	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.419327	13.552577	18.68%	0
2018	12.339610	11.419327	-7.46%	0
2017	10.861729	12.339610	13.61%	0
2016	10.188188	10.861729	6.61%	0
2015	10.351356	10.188188	-1.58%	0
2014*	10.000000	10.351356	3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.585784	11.473173	8.38%	0
2018	10.895207	10.585784	-2.84%	0
2017	10.418462	10.895207	4.58%	0
2016	10.098169	10.418462	3.17%	0
2015	10.178371	10.098169	-0.79%	0
2014*	10.000000	10.178371	1.78%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.980272	12.277243	11.81%	0
2018	11.758932	10.980272	-6.62%	0
2017	10.421188	11.758932	12.84%	0
2016	9.962827	10.421188	4.60%	0
2015	10.405811	9.962827	-4.26%	0
2014	10.264156	10.405811	1.38%	0
2013*	10.000000	10.264156	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.250874	12.830296	14.04%	0
2018	12.103701	11.250874	-7.05%	0
2017	10.457840	12.103701	15.74%	0
2016	9.881675	10.457840	5.83%	0
2015	10.397761	9.881675	-4.96%	0
2014	10.329024	10.397761	0.67%	0
2013*	10.000000	10.329024	3.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.272994	13.134019	16.51%	0
2018	12.079377	11.272994	-6.68%	0
2017	10.809841	12.079377	11.74%	0
2016	10.195959	10.809841	6.02%	0
2015	10.338747	10.195959	-1.38%	0
2014*	10.000000	10.338747	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.495142	13.857266	20.55%	0
2018	12.590622	11.495142	-8.70%	0
2017	10.905051	12.590622	15.46%	0
2016	10.158844	10.905051	7.35%	0
2015	10.342115	10.158844	-1.77%	0
2014*	10.000000	10.342115	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.937503	12.281886	12.29%	0
2018	11.482716	10.937503	-4.75%	0
2017	10.625489	11.482716	8.07%	0
2016	10.158601	10.625489	4.60%	0
2015	10.269540	10.158601	-1.08%	0
2014*	10.000000	10.269540	2.70%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.491318	4.91%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.792690	7.93%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	21.790650	28.077560	28.85%	0
2018	22.786627	21.790650	-4.37%	0
2017	17.730168	22.786627	28.52%	0
2016	17.568180	17.730168	0.92%	0
2015	17.215819	17.568180	2.05%	0
2014	15.795520	17.215819	8.99%	0
2013	11.876082	15.795520	33.00%	0
2012	10.334411	11.876082	14.92%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.318748	16.740041	35.89%	0
2018	12.645021	12.318748	-2.58%	0
2017	10.056661	12.645021	25.74%	0
2016	9.836102	10.056661	2.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.682082	14.524567	24.33%	0
2018	13.323512	11.682082	-12.32%	0
2017	11.629472	13.323512	14.57%	0
2016	9.770237	11.629472	19.03%	0
2015	10.130649	9.770237	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.709157	10.018711	15.04%	0
2018	10.647973	8.709157	-18.21%	0
2017	8.781701	10.647973	21.25%	0
2016	8.453532	8.781701	3.88%	0
2015	9.025703	8.453532	-6.34%	0
2014*	10.000000	9.025703	-9.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	17.569111	21.747896	23.78%	0
2018	20.130715	17.569111	-12.72%	0
2017	17.788960	20.130715	13.16%	0
2016	15.491526	17.788960	14.83%	0
2015	16.213055	15.491526	-4.45%	0
2014	14.862682	16.213055	9.09%	0
2013	11.123935	14.862682	33.61%	0
2012	9.560424	11.123935	16.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	20.227151	24.787501	22.55%	0
2018	23.539711	20.227151	-14.07%	0
2017	20.896923	23.539711	12.65%	0
2016	17.958514	20.896923	16.36%	0
2015	18.688356	17.958514	-3.91%	0
2014	16.139705	18.688356	15.79%	0
2013	12.021833	16.139705	34.25%	0
2012	10.442740	12.021833	15.12%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.307101	17.869778	34.29%	0
2018	14.609055	13.307101	-8.91%	0
2017	11.817973	14.609055	23.62%	0
2016	11.027236	11.817973	7.17%	0
2015	11.060612	11.027236	-0.30%	0
2014*	10.000000	11.060612	10.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	11.062594	13.026330	17.75%	0
2018	13.463082	11.062594	-17.83%	0
2017	12.474915	13.463082	7.92%	0
2016	10.010853	12.474915	24.61%	0
2015	10.765426	10.010853	-7.01%	0
2014*	10.000000	10.765426	7.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	11.994975	14.913213	24.33%	0
2018	13.876105	11.994975	-13.56%	0
2017	12.356375	13.876105	12.30%	0
2016	10.166011	12.356375	21.55%	0
2015	10.444678	10.166011	-2.67%	0
2014*	10.000000	10.444678	4.45%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.727931	15.137882	29.08%	0
2018	12.354278	11.727931	-5.07%	0
2017	11.762437	12.354278	5.03%	0
2016	11.090945	11.762437	6.05%	0
2015	11.881150	11.090945	-6.65%	0
2014	9.336423	11.881150	27.26%	0
2013*	10.000000	9.336423	-6.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	12.700134	16.482142	29.78%	0
2018	13.457140	12.700134	-5.63%	0
2017	11.190301	13.457140	20.26%	0
2016	10.127380	11.190301	10.50%	0
2015	10.117173	10.127380	0.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.090312	10.392439	2.99%	0
2018	10.115002	10.090312	-0.24%	0
2017	10.063127	10.115002	0.52%	0
2016	9.922387	10.063127	1.42%	0
2015	10.061989	9.922387	-1.39%	0
2014	10.118772	10.061989	-0.56%	0
2013	10.215374	10.118772	-0.95%	0
2012	9.972650	10.215374	2.43%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.398634	14.094175	23.65%	0
2018	12.994260	11.398634	-12.28%	0
2017	11.500827	12.994260	12.99%	0
2016	9.615673	11.500827	19.61%	0
2015	10.216465	9.615673	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	20.400199	27.622135	35.40%	0
2018	22.181198	20.400199	-8.03%	0
2017	17.577989	22.181198	26.19%	0
2016	16.749733	17.577989	4.94%	0
2015	16.986182	16.749733	-1.39%	0
2014	16.550770	16.986182	2.63%	0
2013	12.067574	16.550770	37.15%	0
2012	10.638040	12.067574	13.44%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	9.033604	10.302750	14.05%	0
2018	9.794291	9.033604	-7.77%	0
2017	9.278031	9.794291	5.56%	0
2016	9.437082	9.278031	-1.69%	0
2015	10.045533	9.437082	-6.06%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	9.781413	11.120392	13.69%	0
2018	10.819527	9.781413	-9.59%	0
2017	9.908508	10.819527	9.19%	0
2016	9.168480	9.908508	8.07%	0
2015	10.001018	9.168480	-8.32%	0
2014	10.137125	10.001018	-1.34%	0
2013*	10.000000	10.137125	1.37%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	9.857323	10.041991	1.87%	0
2018	10.607302	9.857323	-7.07%	0
2017	10.420673	10.607302	1.79%	0
2016	9.303589	10.420673	12.01%	0
2015	9.714088	9.303589	-4.23%	0
2014	9.681428	9.714088	0.34%	0
2013*	10.000000	9.681428	-3.19%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	9.982578	10.640554	6.59%	0
2018	10.434809	9.982578	-4.33%	0
2017	10.326782	10.434809	1.05%	0
2016	9.998996	10.326782	3.28%	0
2015	10.365081	9.998996	-3.53%	0
2014	10.589014	10.365081	-2.11%	0
2013	10.230524	10.589014	3.50%	0
2012*	10.000000	10.230524	2.31%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.257735	12.447711	10.57%	0
2018	12.033295	11.257735	-6.45%	0
2017	10.725698	12.033295	12.19%	0
2016	9.600285	10.725698	11.72%	0
2015	10.683761	9.600285	-10.14%	0
2014	10.748237	10.683761	-0.60%	0
2013	10.850429	10.748237	-0.94%	0
2012	9.551536	10.850429	13.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.689531	6.268830	10.18%	0
2018	6.702070	5.689531	-15.11%	0
2017	6.637113	6.702070	0.98%	0
2016	5.838976	6.637113	13.67%	0
2015	7.938092	5.838976	-26.44%	0
2014	9.857932	7.938092	-19.48%	0
2013	11.681504	9.857932	-15.61%	0
2012	11.230323	11.681504	4.02%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.556610	10.950654	3.73%	0
2018	10.571307	10.556610	-0.14%	0
2017	10.183588	10.571307	3.81%	0
2016	9.835672	10.183588	3.54%	0
2015	10.120993	9.835672	-2.82%	0
2014	9.935940	10.120993	1.86%	0
2013*	10.000000	9.935940	-0.64%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	13.287766	15.074787	13.45%	0
2018	14.110434	13.287766	-5.83%	0
2017	12.989360	14.110434	8.63%	111
2016	11.594790	12.989360	12.03%	0
2015	12.001693	11.594790	-3.39%	0
2014	11.961037	12.001693	0.34%	0
2013	13.003630	11.961037	-8.02%	275
2012	11.159301	13.003630	16.53%	759
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.125815	11.671655	4.91%	0
2018	11.748559	11.125815	-5.30%	0
2017	10.940623	11.748559	7.38%	135
2016	10.637055	10.940623	2.85%	0
2015	11.213466	10.637055	-5.14%	46
2014	11.093029	11.213466	1.09%	58
2013	12.261061	11.093029	-9.53%	58
2012	11.595737	12.261061	5.74%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	14.329289	16.250688	13.41%	0
2018	14.891965	14.329289	-3.78%	0
2017	14.129061	14.891965	5.40%	0
2016	12.708554	14.129061	11.18%	0
2015	13.074713	12.708554	-2.80%	0
2014	12.799670	13.074713	2.15%	0
2013	12.246074	12.799670	4.52%	0
2012	10.837933	12.246074	12.99%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.316568	11.071816	7.32%	0
2018	10.396878	10.316568	-0.77%	0
2017*	10.000000	10.396878	3.97%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.209822	10.799923	5.78%	0
2018	10.114858	10.209822	0.94%	0
2017*	10.000000	10.114858	1.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.877241	11.507577	5.79%	0
2018	11.460124	10.877241	-5.09%	0
2017	10.458691	11.460124	9.58%	0
2016	10.271148	10.458691	1.83%	0
2015	11.182521	10.271148	-8.15%	47
2014	11.267272	11.182521	-0.75%	0
2013	12.187171	11.267272	-7.55%	58
2012	11.704413	12.187171	4.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.009211	10.292727	2.83%	0
2018	10.092077	10.009211	-0.82%	0
2017	10.072736	10.092077	0.19%	0
2016	10.048198	10.072736	0.24%	0
2015	10.133662	10.048198	-0.84%	0
2014	10.165131	10.133662	-0.31%	0
2013	10.296910	10.165131	-1.28%	0
2012	9.840607	10.296910	4.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.146519	11.939115	7.11%	0
2018	11.337448	11.146519	-1.68%	0
2017	10.930873	11.337448	3.72%	0
2016	10.768346	10.930873	1.51%	0
2015	10.846212	10.768346	-0.72%	0
2014	10.522768	10.846212	3.07%	0
2013	10.857341	10.522768	-3.08%	0
2012	10.020820	10.857341	8.35%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	14.097561	15.942166	13.08%	0
2018	14.836510	14.097561	-4.98%	0
2017	14.010139	14.836510	5.90%	0
2016	12.443492	14.010139	12.59%	0
2015	13.131751	12.443492	-5.24%	0
2014	13.310516	13.131751	-1.34%	0
2013	12.031387	13.310516	10.63%	0
2012	10.509807	12.031387	14.48%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	15.046453	16.739263	11.25%	0
2018	15.300570	15.046453	-1.66%	0
2017	14.755099	15.300570	3.70%	820
2016	13.680026	14.755099	7.86%	843
2015	13.803919	13.680026	-0.90%	0
2014	13.631533	13.803919	1.26%	0
2013	12.521710	13.631533	8.86%	962
2012	11.088614	12.521710	12.92%	724
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	9.634148	12.040692	24.98%	0
2018	11.961223	9.634148	-19.46%	0
2017	9.096975	11.961223	31.49%	0
2016	9.134779	9.096975	-0.41%	0
2015	10.187222	9.134779	-10.33%	0
2014	10.459370	10.187222	-2.60%	0
2013	9.193853	10.459370	13.76%	0
2012	8.046291	9.193853	14.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2019	16.202559	21.872554	34.99%	0
2018	19.945097	16.202559	-18.76%	0
2017	17.093296	19.945097	16.68%	0
2016	14.017951	17.093296	21.94%	0
2015	14.228316	14.017951	-1.48%	0
2014	13.027494	14.228316	9.22%	0
2013	9.865224	13.027494	32.05%	0
2012	7.473582	9.865224	32.00%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	9.688828	11.285792	16.48%	0
2018	11.892191	9.688828	-18.53%	0
2017	9.774182	11.892191	21.67%	0
2016	8.336195	9.774182	17.25%	0
2015	9.787279	8.336195	-14.83%	0
2014	9.727092	9.787279	0.62%	0
2013	8.300345	9.727092	17.19%	0
2012	7.732440	8.300345	7.34%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.790447	2.127542	-23.76%	0
2018	2.710351	2.790447	2.96%	0
2017	3.338902	2.710351	-18.83%	0
2016	3.880816	3.338902	-13.96%	0
2015	4.125093	3.880816	-5.92%	0
2014	4.861552	4.125093	-15.15%	0
2013	6.689198	4.861552	-27.32%	0
2012	8.105538	6.689198	-17.47%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	26.689469	30.755323	15.23%	0
2018	28.926217	26.689469	-7.73%	0
2017	23.854908	28.926217	21.26%	0
2016	28.522093	23.854908	-16.36%	0
2015	27.903742	28.522093	2.22%	0
2014	21.737877	27.903742	28.36%	0
2013	13.044002	21.737877	66.65%	0
2012	9.368912	13.044002	39.23%	0
ProFunds - ProFund VP Bull - Q/NQ
2019	19.228200	24.521368	27.53%	0
2018	20.706212	19.228200	-7.14%	0
2017	17.533918	20.706212	18.09%	0
2016	16.158510	17.533918	8.51%	0
2015	16.405119	16.158510	-1.50%	0
2014	14.873464	16.405119	10.30%	0
2013	11.584248	14.873464	28.39%	0
2012	10.279701	11.584248	12.69%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.263014	19.114324	25.23%	0
2018	18.106000	15.263014	-15.70%	0
2017	15.903438	18.106000	13.85%	0
2016	15.521806	15.903438	2.46%	0
2015	15.059565	15.521806	3.07%	0
2014	13.807254	15.059565	9.07%	0
2013	10.863009	13.807254	27.10%	0
2012	9.903098	10.863009	9.69%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	22.366907	27.585168	23.33%	0
2018	22.467323	22.366907	-0.45%	0
2017	19.181885	22.467323	17.13%	0
2016	18.606199	19.181885	3.09%	0
2015	17.961341	18.606199	3.59%	0
2014	16.140648	17.961341	11.28%	0
2013	11.662249	16.140648	38.40%	0
2012	9.652932	11.662249	20.82%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.121192	9.983383	22.93%	0
2018	9.686922	8.121192	-16.16%	0
2017	7.346229	9.686922	31.86%	112
2016	6.687692	7.346229	9.85%	0
2015	8.178770	6.687692	-18.23%	0
2014	8.558274	8.178770	-4.43%	0
2013	9.242712	8.558274	-7.41%	0
2012	8.765124	9.242712	5.45%	220
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.374578	13.257187	16.55%	0
2018	13.387482	11.374578	-15.04%	0
2017	11.301466	13.387482	18.46%	0
2016	10.593761	11.301466	6.68%	0
2015	12.012889	10.593761	-11.81%	0
2014	13.289519	12.012889	-9.61%	0
2013	11.041591	13.289519	20.36%	0
2012	9.570677	11.041591	15.37%	134
ProFunds - ProFund VP Financials - Q/NQ
2019	17.221250	22.198640	28.90%	0
2018	19.431559	17.221250	-11.37%	0
2017	16.615041	19.431559	16.95%	0
2016	14.560294	16.615041	14.11%	0
2015	14.938056	14.560294	-2.53%	0
2014	13.369631	14.938056	11.73%	0
2013	10.229955	13.369631	30.69%	0
2012	8.288818	10.229955	23.42%	0
ProFunds - ProFund VP Health Care - Q/NQ
2019	23.071524	27.251636	18.12%	0
2018	22.327261	23.071524	3.33%	0
2017	18.660270	22.327261	19.65%	0
2016	19.654373	18.660270	-5.06%	0
2015	18.912877	19.654373	3.92%	0
2014	15.451687	18.912877	22.40%	0
2013	11.173358	15.451687	38.29%	0
2012	9.618085	11.173358	16.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
2019	16.636393	21.481448	29.12%	0
2018	19.274266	16.636393	-13.69%	0
2017	15.913872	19.274266	21.12%	0
2016	13.681691	15.913872	16.32%	0
2015	14.316562	13.681691	-4.43%	0
2014	13.704119	14.316562	4.47%	0
2013	10.022196	13.704119	36.74%	0
2012	8.746765	10.022196	14.58%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2019	10.693616	12.620421	18.02%	0
2018	12.829531	10.693616	-16.65%	0
2017	10.645048	12.829531	20.52%	0
2016	10.858190	10.645048	-1.96%	0
2015	11.374060	10.858190	-4.54%	0
2014	12.508988	11.374060	-9.07%	0
2013	10.579448	12.508988	18.24%	0
2012	9.222487	10.579448	14.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	26.214417	30.616961	16.79%	0
2018	25.248390	26.214417	3.83%	0
2017	18.754432	25.248390	34.63%	0
2016	17.959887	18.754432	4.42%	0
2015	15.080999	17.959887	19.09%	0
2014	15.071954	15.080999	0.06%	0
2013	10.040088	15.071954	50.12%	0
2012	8.472338	10.040088	18.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2019	14.002737	16.626579	18.74%	0
2018	16.015632	14.002737	-12.57%	0
2017	13.663896	16.015632	17.21%	0
2016	13.751790	13.663896	-0.64%	0
2015	13.134767	13.751790	4.70%	0
2014	12.859281	13.134767	2.14%	0
2013	8.766877	12.859281	46.68%	0
2012	7.206255	8.766877	21.66%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	26.592200	35.970434	35.27%	0
2018	27.388031	26.592200	-2.91%	0
2017	21.230009	27.388031	29.01%	0
2016	20.383405	21.230009	4.15%	0
2015	19.170629	20.383405	6.33%	72
2014	16.558210	19.170629	15.78%	135
2013	12.462468	16.558210	32.86%	81
2012	10.836111	12.462468	15.01%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	8.715957	9.358876	7.38%	0
2018	11.042039	8.715957	-21.07%	0
2017	11.524719	11.042039	-4.19%	0
2016	9.378537	11.524719	22.88%	0
2015	12.369038	9.378537	-24.18%	0
2014	14.024371	12.369038	-11.80%	0
2013	11.423410	14.024371	22.77%	0
2012	11.219840	11.423410	1.81%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	17.687885	19.959588	12.84%	0
2018	19.057934	17.687885	-7.19%	0
2017	17.452063	19.057934	9.20%	0
2016	18.320788	17.452063	-4.74%	0
2015	17.727503	18.320788	3.35%	0
2014	15.009742	17.727503	18.11%	0
2013	11.524242	15.009742	30.24%	0
2012	10.412422	11.524242	10.68%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	2.965224	4.283175	44.45%	0
2018	3.463355	2.965224	-14.38%	0
2017	3.324539	3.463355	4.18%	0
2016	2.156209	3.324539	54.18%	0
2015	3.245240	2.156209	-33.56%	0
2014	4.307792	3.245240	-24.67%	0
2013	7.015656	4.307792	-38.60%	0
2012	8.297263	7.015656	-15.45%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2019	13.673914	17.150861	25.43%	0
2018	14.654689	13.673914	-6.69%	0
2017	13.706522	14.654689	6.92%	0
2016	13.101655	13.706522	4.62%	0
2015	13.197917	13.101655	-0.73%	0
2014	10.668912	13.197917	23.70%	0
2013	10.772160	10.668912	-0.96%	0
2012	9.291170	10.772160	15.94%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.280029	2.680353	-18.28%	0
2018	3.182592	3.280029	3.06%	0
2017	3.650920	3.182592	-12.83%	0
2016	3.890376	3.650920	-6.16%	134
2015	3.995069	3.890376	-2.62%	128
2014	5.789252	3.995069	-30.99%	0
2013	5.023056	5.789252	15.25%	577
2012	5.454763	5.023056	-7.91%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	21.290436	31.552949	48.20%	0
2018	23.970345	21.290436	-11.18%	0
2017	17.870272	23.970345	34.14%	0
2016	14.141249	17.870272	26.37%	0
2015	14.714435	14.141249	-3.90%	0
2014	11.053772	14.714435	33.12%	0
2013	8.369340	11.053772	32.07%	0
2012	8.826286	8.369340	-5.18%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.425614	4.241581	-21.82%	0
2018	4.870488	5.425614	11.40%	0
2017	6.821147	4.870488	-28.60%	0
2016	8.229901	6.821147	-17.12%	0
2015	7.458176	8.229901	10.35%	0
2014	7.764789	7.458176	-3.95%	0
2013	7.865314	7.764789	-1.28%	0
2012	9.141405	7.865314	-13.96%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.304979	3.517776	-18.29%	0
2018	3.767856	4.304979	14.26%	0
2017	4.797792	3.767856	-21.47%	0
2016	5.152387	4.797792	-6.88%	0
2015	5.411739	5.152387	-4.79%	0
2014	5.320213	5.411739	1.72%	0
2013	6.806598	5.320213	-21.84%	0
2012	8.615509	6.806598	-21.00%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.875780	1.335345	-28.81%	0
2018	1.952158	1.875780	-3.91%	0
2017	2.639080	1.952158	-26.03%	0
2016	2.965306	2.639080	-11.00%	0
2015	3.446309	2.965306	-13.96%	0
2014	4.320235	3.446309	-20.23%	0
2013	6.184622	4.320235	-30.15%	0
2012	7.697137	6.184622	-19.65%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	21.388535	30.726669	43.66%	0
2018	22.124578	21.388535	-3.33%	0
2017	16.539434	22.124578	33.77%	0
2016	14.878098	16.539434	11.17%	0
2015	14.683255	14.878098	1.33%	0
2014	12.563217	14.683255	16.87%	0
2013	10.141612	12.563217	23.88%	0
2012	9.291719	10.141612	9.15%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	11.933950	13.552656	13.56%	0
2018	14.207180	11.933950	-16.00%	0
2017	14.669028	14.207180	-3.15%	0
2016	12.185400	14.669028	20.38%	0
2015	12.130158	12.185400	0.46%	0
2014	12.189891	12.130158	-0.49%	0
2013	10.992521	12.189891	10.89%	0
2012	9.534518	10.992521	15.29%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	15.102505	17.666894	16.98%	0
2018	16.138851	15.102505	-6.42%	0
2017	14.896414	16.138851	8.34%	0
2016	15.100516	14.896414	-1.35%	0
2015	16.173046	15.100516	-6.63%	0
2014	11.983495	16.173046	34.96%	0
2013	14.972029	11.983495	-19.96%	0
2012	14.985495	14.972029	-0.09%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	63.222507	112.396787	77.78%	0
2018	70.707503	63.222507	-10.59%	0
2017	42.449297	70.707503	66.57%	0
2016	39.493345	42.449297	7.48%	0
2015	35.133155	39.493345	12.41%	0
2014	26.138239	35.133155	34.41%	0
2013	14.753668	26.138239	77.16%	0
2012	11.147823	14.753668	32.35%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.323784	0.158588	-51.02%	0
2018	0.370143	0.323784	-12.52%	0
2017	0.679353	0.370143	-45.52%	0
2016	0.860435	0.679353	-21.05%	0
2015	1.179202	0.860435	-27.03%	0
2014	1.854919	1.179202	-36.43%	0
2013	3.649582	1.854919	-49.17%	0
2012	5.694017	3.649582	-35.90%	0
ProFunds - ProFund VP Utilities - Q/NQ
2019	17.623165	21.427173	21.59%	0
2018	17.311812	17.623165	1.80%	0
2017	15.812624	17.311812	9.48%	0
2016	13.886545	15.812624	13.87%	0
2015	14.993914	13.886545	-7.39%	0
2014	12.037250	14.993914	24.56%	0
2013	10.735696	12.037250	12.12%	0
2012	10.834521	10.735696	-0.91%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2019	6.761073	8.589596	27.04%	0
2018	8.456017	6.761073	-20.04%	0
2017	7.597078	8.456017	11.31%	216
2016	6.033198	7.597078	25.92%	134
2015	6.408717	6.033198	-5.86%	0
2014	6.262619	6.408717	2.33%	0
2013	4.899270	6.262619	27.83%	0
2012	3.986061	4.899270	22.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	10.596062	12.732045	20.16%	0
2018	12.972317	10.596062	-18.32%	0
2017	10.795587	12.972317	20.16%	0
2016	8.336962	10.795587	29.49%	0
2015	10.187690	8.336962	-18.17%	0
2014	10.486187	10.187690	-2.85%	0
2013	10.466696	10.486187	0.19%	0
2012	9.553534	10.466696	9.56%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	34.507429	42.568671	23.36%	0
2018	38.513134	34.507429	-10.40%	0
2017	30.068556	38.513134	28.08%	0
2016	37.823465	30.068556	-20.50%	0
2015	35.238978	37.823465	7.33%	0
2014	26.838167	35.238978	31.30%	0
2013	17.589092	26.838167	52.58%	0
2012	13.072419	17.589092	34.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	2.478362	2.826361	14.04%	0
2018	2.951137	2.478362	-16.02%	0
2017	2.855831	2.951137	3.34%	0
2016	2.614105	2.855831	9.25%	0
2015	3.990770	2.614105	-34.50%	0
2014	6.111783	3.990770	-34.70%	0
2013	6.381586	6.111783	-4.23%	0
2012	6.541551	6.381586	-2.45%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	20.178383	24.425057	21.05%	0
2018	23.207105	20.178383	-13.05%	0
2017	21.028460	23.207105	10.36%	0
2016	20.159021	21.028460	4.31%	0
2015	19.179498	20.159021	5.11%	0
2014	17.209987	19.179498	11.44%	0
2013	13.561285	17.209987	26.91%	0
2012	12.568450	13.561285	7.90%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	23.100363	33.708236	45.92%	0
2018	27.220070	23.100363	-15.13%	0
2017	17.353307	27.220070	56.86%	0
2016	13.415437	17.353307	29.35%	0
2015	14.154816	13.415437	-5.22%	0
2014	12.247133	14.154816	15.58%	0
2013	7.607313	12.247133	60.99%	0
2012	6.562976	7.607313	15.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	15.469967	24.382343	57.61%	0
2018	17.910917	15.469967	-13.63%	0
2017	13.810789	17.910917	29.69%	90
2016	11.224976	13.810789	23.04%	75
2015	11.110377	11.224976	1.03%	0
2014	9.074252	11.110377	22.44%	0
2013	6.790306	9.074252	33.64%	0
2012	6.791120	6.790306	-0.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2019	5.564675	5.881335	5.69%	0
2018	7.547643	5.564675	-26.27%	0
2017	8.137298	7.547643	-7.25%	0
2016	6.259829	8.137298	29.99%	0
2015	9.066706	6.259829	-30.96%	0
2014	11.260071	9.066706	-19.48%	0
2013	9.216596	11.260071	22.17%	0
2012	9.096076	9.216596	1.32%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	2.463635	2.436203	-1.11%	0
2018	4.581396	2.463635	-46.23%	0
2017	5.690903	4.581396	-19.50%	0
2016	4.669947	5.690903	21.86%	86
2015	6.910024	4.669947	-32.42%	0
2014	9.883098	6.910024	-30.08%	0
2013	8.062001	9.883098	22.59%	0
2012	8.114983	8.062001	-0.65%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	5.160955	6.558569	27.08%	0
2018	6.437614	5.160955	-19.83%	0
2017	5.058820	6.437614	27.26%	0
2016	5.414374	5.058820	-6.57%	0
2015	5.895505	5.414374	-8.16%	0
2014	6.808569	5.895505	-13.41%	0
2013	5.553814	6.808569	22.59%	0
2012	4.613607	5.553814	20.38%	268
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	9.526088	12.072514	26.73%	0
2018	10.975356	9.526088	-13.20%	150
2017	9.596876	10.975356	14.36%	95
2016	8.373262	9.596876	14.61%	0
2015	8.813446	8.373262	-4.99%	0
2014	7.911724	8.813446	11.40%	0
2013	6.268394	7.911724	26.22%	0
2012	5.163728	6.268394	21.39%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	16.775014	19.381555	15.54%	0
2018	17.907484	16.775014	-6.32%	294
2017	16.507314	17.907484	8.48%	173
2016	16.738722	16.507314	-1.38%	362
2015	17.824742	16.738722	-6.09%	562
2014	13.377286	17.824742	33.25%	840
2013	16.537843	13.377286	-19.11%	0
2012	16.226150	16.537843	1.92%	143
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	23.015342	27.913032	21.28%	0
2018	22.974278	23.015342	0.18%	41
2017	18.897484	22.974278	21.57%	0
2016	21.148097	18.897484	-10.64%	0
2015	20.446315	21.148097	3.43%	0
2014	16.581170	20.446315	23.31%	0
2013	11.816227	16.581170	40.33%	0
2012	10.192430	11.816227	15.93%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.230177	12.649859	12.64%	0
2018	11.449104	11.230177	-1.91%	0
2017	10.826888	11.449104	5.75%	0
2016	9.802570	10.826888	10.45%	0
2015	9.977390	9.802570	-1.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	24.044833	29.851022	24.15%	0
2018	25.105070	24.044833	-4.22%	0
2017	18.938995	25.105070	32.56%	63
2016	18.325811	18.938995	3.35%	0
2015	17.091565	18.325811	7.22%	0
2014	16.941459	17.091565	0.89%	0
2013	11.321302	16.941459	49.64%	0
2012	9.588588	11.321302	18.07%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.552479	0.349338	-36.77%	0
2018	0.550469	0.552479	0.37%	0
2017	0.911255	0.550469	-39.59%	0
2016	1.308971	0.911255	-30.38%	0
2015	1.438416	1.308971	-9.00%	0
2014	1.858130	1.438416	-22.59%	0
2013	3.346609	1.858130	-44.48%	0
2012	4.361685	3.346609	-23.27%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	3.031229	2.600716	-14.20%	0
2018	2.951715	3.031229	2.69%	0
2017	3.273877	2.951715	-9.84%	0
2016	3.408762	3.273877	-3.96%	0
2015	3.487377	3.408762	-2.25%	0
2014	4.693673	3.487377	-25.70%	0
2013	4.115435	4.693673	14.05%	2,835
2012	4.433838	4.115435	-7.18%	232
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	2.170970	1.711884	-21.15%	0
2018	1.978392	2.170970	9.73%	0
2017	2.312589	1.978392	-14.45%	0
2016	2.889960	2.312589	-19.98%	0
2015	2.953857	2.889960	-2.16%	0
2014	3.375371	2.953857	-12.49%	0
2013	4.709696	3.375371	-28.33%	0
2012	5.830268	4.709696	-19.22%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	1.422857	1.013526	-28.77%	0
2018	1.478942	1.422857	-3.79%	0
2017	1.983742	1.478942	-25.45%	0
2016	2.214698	1.983742	-10.43%	0
2015	2.568855	2.214698	-13.79%	0
2014	3.190524	2.568855	-19.48%	0
2013	4.544708	3.190524	-29.80%	0
2012	5.645706	4.544708	-19.50%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	1.998541	1.569841	-21.45%	0
2018	1.817536	1.998541	9.96%	0
2017	2.123132	1.817536	-14.39%	0
2016	2.691463	2.123132	-21.12%	0
2015	2.717266	2.691463	-0.95%	0
2014	3.012666	2.717266	-9.81%	0
2013	4.402858	3.012666	-31.57%	0
2012	5.436709	4.402858	-19.02%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	2.573000	1.962647	-23.72%	0
2018	2.501252	2.573000	2.87%	0
2017	3.058359	2.501252	-18.22%	0
2016	3.512457	3.058359	-12.93%	0
2015	3.714424	3.512457	-5.44%	0
2014	4.388118	3.714424	-15.35%	0
2013	6.034960	4.388118	-27.29%	0
2012	7.346653	6.034960	-17.85%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	12.311397	16.936687	37.57%	0
2018	16.148534	12.311397	-23.76%	0
2017	10.857858	16.148534	48.73%	0
2016	10.079464	10.857858	7.72%	0
2015	9.095346	10.079464	10.82%	0
2014	10.866358	9.095346	-16.30%	0
2013	7.039547	10.866358	54.36%	0
2012	5.923526	7.039547	18.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	17.493997	22.378915	27.92%	0
2018	20.424993	17.493997	-14.35%	0
2017	17.185067	20.424993	18.85%	0
2016	15.850941	17.185067	8.42%	58
2015	15.970618	15.850941	-0.75%	0
2014	15.015892	15.970618	6.36%	0
2013	10.655916	15.015892	40.92%	0
2012	8.876679	10.655916	20.04%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	18.910988	25.469280	34.68%	0
2018	23.712425	18.910988	-20.25%	0
2017	19.570660	23.712425	21.16%	0
2016	15.255611	19.570660	28.28%	0
2015	16.315209	15.255611	-6.49%	0
2014	14.730300	16.315209	10.76%	0
2013	9.908892	14.730300	48.66%	0
2012	8.054666	9.908892	23.02%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	50.209905	89.679121	78.61%	0
2018	55.954171	50.209905	-10.27%	0
2017	33.362732	55.954171	67.71%	0
2016	30.763483	33.362732	8.45%	0
2015	27.122786	30.763483	13.42%	318
2014	20.069924	27.122786	35.14%	476
2013	11.254655	20.069924	78.33%	697
2012	8.480449	11.254655	32.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	27.508306	37.253077	35.42%	0
2018	28.313960	27.508306	-2.85%	0
2017	21.822260	28.313960	29.75%	0
2016	20.808639	21.822260	4.87%	0
2015	19.428371	20.808639	7.10%	71
2014	16.717889	19.428371	16.21%	133
2013	12.550344	16.717889	33.21%	40
2012	10.862167	12.550344	15.54%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2019	18.637411	26.748337	43.52%	0
2018	21.004263	18.637411	-11.27%	0
2017	16.107431	21.004263	30.40%	0
2016	14.066358	16.107431	14.51%	0
2015	14.318478	14.066358	-1.76%	0
2014	12.202350	14.318478	17.34%	0
2013	8.276883	12.202350	47.43%	0
2012	6.842696	8.276883	20.96%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	4.362934	6.570570	50.60%	0
2018	5.287573	4.362934	-17.49%	0
2017	4.990071	5.287573	5.96%	0
2016	3.046725	4.990071	63.78%	0
2015	4.422140	3.046725	-31.10%	0
2014	5.407052	4.422140	-18.22%	0
2013	10.138657	5.407052	-46.67%	0
2012	10.684328	10.138657	-5.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	12.332067	15.184120	23.13%	0
2018	13.449539	12.332067	-8.31%	76
2017	12.743853	13.449539	5.54%	0
2016	11.691830	12.743853	9.00%	0
2015	12.121926	11.691830	-3.55%	0
2014	10.123706	12.121926	19.74%	0
2013	9.842891	10.123706	2.85%	0
2012	8.405615	9.842891	17.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	18.757907	23.103901	23.17%	0
2018	19.590977	18.757907	-4.25%	0
2017	17.548383	19.590977	11.64%	0
2016	17.680998	17.548383	-0.75%	0
2015	18.108963	17.680998	-2.36%	0
2014	16.843194	18.108963	7.52%	0
2013	12.534718	16.843194	34.37%	0
2012	10.848556	12.534718	15.54%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	15.410875	20.642057	33.94%	0
2018	19.364647	15.410875	-20.42%	0
2017	16.306024	19.364647	18.76%	0
2016	12.635535	16.306024	29.05%	0
2015	14.044331	12.635535	-10.03%	0
2014	13.609795	14.044331	3.19%	0
2013	8.674296	13.609795	56.90%	0
2012	7.179679	8.674296	20.82%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	19.024858	30.593890	60.81%	0
2018	22.729315	19.024858	-16.30%	0
2017	16.007923	22.729315	41.99%	0
2016	13.435932	16.007923	19.14%	0
2015	13.807611	13.435932	-2.69%	0
2014	11.194253	13.807611	23.35%	0
2013	6.705505	11.194253	66.94%	0
2012	5.237585	6.705505	28.03%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	21.630164	27.096245	25.27%	0
2018	23.165983	21.630164	-6.63%	307
2017	18.819956	23.165983	23.09%	350
2016	18.541328	18.819956	1.50%	317
2015	18.537777	18.541328	0.02%	0
2014	16.664728	18.537777	11.24%	0
2013	11.917396	16.664728	39.84%	0
2012	10.629361	11.917396	12.12%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	15.679142	19.124818	21.98%	0
2018	18.280839	15.679142	-14.23%	453
2017	15.944969	18.280839	14.65%	395
2016	13.725765	15.944969	16.17%	435
2015	15.307158	13.725765	-10.33%	105
2014	13.943676	15.307158	9.78%	130
2013	9.700723	13.943676	43.74%	0
2012	8.020959	9.700723	20.94%	157
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	19.275675	22.012731	14.20%	0
2018	22.873000	19.275675	-15.73%	24
2017	19.463301	22.873000	17.52%	0
2016	19.152284	19.463301	1.62%	0
2015	19.103435	19.152284	0.26%	0
2014	19.610616	19.103435	-2.59%	173
2013	14.784459	19.610616	32.64%	69
2012	12.874849	14.784459	14.83%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	14.283227	17.307356	21.17%	0
2018	17.817058	14.283227	-19.83%	33
2017	15.913356	17.817058	11.96%	0
2016	12.477347	15.913356	27.54%	31
2015	14.307265	12.477347	-12.79%	0
2014	13.548154	14.307265	5.60%	0
2013	10.082065	13.548154	34.38%	0
2012	8.709717	10.082065	15.76%	99

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	19.163659	21.346762	11.39%	0
2018	21.290495	19.163659	-9.99%	0
2017	18.534870	21.290495	14.87%	77
2016	15.781317	18.534870	17.45%	55
2015	16.008502	15.781317	-1.42%	30
2014	16.178444	16.008502	-1.05%	84
2013	11.570690	16.178444	39.82%	246
2012	10.572233	11.570690	9.44%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	12.182574	14.547272	19.41%	0
2018	15.502820	12.182574	-21.42%	0
2017	15.710447	15.502820	-1.32%	34
2016	12.051583	15.710447	30.36%	63
2015	14.087344	12.051583	-14.45%	201
2014	14.052382	14.087344	0.25%	0
2013	9.943065	14.052382	41.33%	237
2012	8.347607	9.943065	19.11%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	8.244815	8.534571	3.51%	0
2018	7.451865	8.244815	10.64%	0
2017	9.144687	7.451865	-18.51%	0
2016	8.636747	9.144687	5.88%	0
2015	7.700310	8.636747	12.16%	0
2014	6.330347	7.700310	21.64%	0
2013	6.593264	6.330347	-3.99%	0
2012	7.109961	6.593264	-7.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2019	18.846381	26.060606	38.28%	0
2018	19.336319	18.846381	-2.53%	0
2017	14.733381	19.336319	31.24%	0
2016	13.405026	14.733381	9.91%	0
2015	13.398112	13.405026	0.05%	0
2014	12.280841	13.398112	9.10%	0
2013	9.166707	12.280841	33.97%	0
2012	8.272780	9.166707	10.81%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	8.088585	9.061079	12.02%	0
2018	8.631970	8.088585	-6.30%	117
2017	8.240995	8.631970	4.74%	0
2016	7.093686	8.240995	16.17%	0
2015	7.686109	7.093686	-7.71%	0
2014	7.569689	7.686109	1.54%	0
2013	6.512656	7.569689	16.23%	0
2012	6.276889	6.512656	3.76%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	15.594788	18.863402	20.96%	0
2018	19.714031	15.594788	-20.89%	0
2017	16.327469	19.714031	20.74%	0
2016	14.295041	16.327469	14.22%	0
2015	16.815501	14.295041	-14.99%	0
2014	13.838594	16.815501	21.51%	0
2013	9.283997	13.838594	49.06%	0
2012	7.979601	9.283997	16.35%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	16.668815	19.630024	17.76%	0
2018	16.232559	16.668815	2.69%	0
2017	14.776484	16.232559	9.85%	0
2016	12.835799	14.776484	15.12%	0
2015	14.002877	12.835799	-8.33%	0
2014	11.515233	14.002877	21.60%	0
2013	10.241789	11.515233	12.43%	0
2012	10.236321	10.241789	0.05%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.116337	4.817234	-5.85%	0
2018	5.851609	5.116337	-12.57%	0
2017	4.956293	5.851609	18.06%	0
2016	5.486671	4.956293	-9.67%	0
2015	6.666830	5.486671	-17.70%	0
2014	8.628492	6.666830	-22.73%	0
2013	8.972661	8.628492	-3.84%	0
2012	8.997791	8.972661	-0.28%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	10.784510	11.329263	5.05%	0
2018	10.177493	10.784510	5.96%	0
2017	10.028053	10.177493	1.49%	0
2016	9.892567	10.028053	1.37%	0
2015	10.088867	9.892567	-1.95%	0
2014	10.057692	10.088867	0.31%	0
2013*	10.000000	10.057692	0.58%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	8.929016	12.258685	37.29%	0
2018	10.817671	8.929016	-17.46%	0
2017*	10.000000	10.817671	8.18%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.462036	4.939200	10.69%	0
2018	6.287653	4.462036	-29.03%	0
2017	6.463956	6.287653	-2.73%	0
2016	4.545511	6.463956	42.21%	0
2015	6.902460	4.545511	-34.15%	0
2014	8.623065	6.902460	-19.95%	0
2013	7.884057	8.623065	9.37%	0
2012	7.706949	7.884057	2.30%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.812783	8.13%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2019	13.502239	15.768479	16.78%	0
2018	14.603190	13.502239	-7.54%	0
2017	12.783037	14.603190	14.24%	0
2016	12.387457	12.783037	3.19%	0
2015	12.377762	12.387457	0.08%	0
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.664038	8.843393	15.39%	0
2018*	10.000000	7.664038	-23.36%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2019	7.673806	9.129324	18.97%	0
2018	9.584640	7.673806	-19.94%	0
2017	9.782847	9.584640	-2.03%	0
2016	7.032365	9.782847	39.11%	0
2015	11.466436	7.032365	-38.67%	0
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2019	11.382632	15.726326	38.16%	0
2018	13.172376	11.382632	-13.59%	0
2017	10.668980	13.172376	23.46%	0
2016	10.000914	10.668980	6.68%	0
2015	10.257457	10.000914	-2.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.188048	10.961895	7.60%	0
2018	10.611585	10.188048	-3.99%	0
2017	10.359747	10.611585	2.43%	0
2016	10.044530	10.359747	3.14%	0
2015	10.423802	10.044530	-3.64%	0
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	11.367698	13.921129	22.46%	0
2018	12.355036	11.367698	-7.99%	0
2017	10.378498	12.355036	19.04%	0
2016	9.256136	10.378498	12.13%	0
2015*	10.000000	9.256136	-7.44%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	10.772325	13.520322	25.51%	0
2018	12.002188	10.772325	-10.25%	0
2017	11.170416	12.002188	7.45%	0
2016	9.383880	11.170416	19.04%	0
2015*	10.000000	9.383880	-6.16%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2019	9.987142	11.605781	16.21%	0
2018	10.899176	9.987142	-8.37%	0
2017	9.792534	10.899176	11.30%	0
2016	9.549718	9.792534	2.54%	0
2015	9.842138	9.549718	-2.97%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2019	12.579397	16.311649	29.67%	0
2018	14.275753	12.579397	-11.88%	0
2017	11.501497	14.275753	24.12%	0
2016	11.429619	11.501497	0.63%	0
2015	11.570648	11.429619	-1.22%	0
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.886106	10.660924	7.84%	0
2018	10.079556	9.886106	-1.92%	0
2017	9.884727	10.079556	1.97%	0
2016*	10.000000	9.884727	-1.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2019	10.500350	12.576082	19.77%	0
2018	11.209360	10.500350	-6.33%	0
2017	9.889192	11.209360	13.35%	0
2016	9.428186	9.889192	4.89%	0
2015	9.938812	9.428186	-5.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.732746	14.775227	25.93%	0
2018	12.827367	11.732746	-8.53%	0
2017	11.144888	12.827367	15.10%	0
2016*	10.000000	11.144888	11.45%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.877904	14.982456	16.34%	0
2018	14.104108	12.877904	-8.69%	0
2017	12.554004	14.104108	12.35%	0
2016	12.240311	12.554004	2.56%	0
2015	12.514257	12.240311	-2.19%	0
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.310291	13.393306	18.42%	0
2018	13.578297	11.310291	-16.70%	0
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.687396	11.152544	15.12%	0
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2019	5.156344	5.435299	5.41%	0
2018	5.908051	5.156344	-12.72%	0
2017	5.890277	5.908051	0.30%	0
2016	5.321902	5.890277	10.68%	0
2015	7.191421	5.321902	-26.00%	0
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.411939	11.015200	5.79%	0
2018	10.548153	10.411939	-1.29%	0
2017	10.320626	10.548153	2.20%	0
2016	9.587913	10.320626	7.64%	0
2015*	10.000000	9.587913	-4.12%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.250651	10.531396	27.64%	0
2018*	10.000000	8.250651	-17.49%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2019	12.609868	14.702631	16.60%	0
2018	13.523126	12.609868	-6.75%	0
2017	12.033203	13.523126	12.38%	0
2016	11.842675	12.033203	1.61%	0
2015	11.993737	11.842675	-1.26%	0
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.081412	13.588665	22.63%	0
2018	11.738041	11.081412	-5.59%	0
2017	10.231308	11.738041	14.73%	0
2016	9.679693	10.231308	5.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	10.859968	13.638144	25.58%	0
2018	12.018698	10.859968	-9.64%	0
2017	10.798269	12.018698	11.30%	0
2016	9.284800	10.798269	16.30%	0
2015*	10.000000	9.284800	-7.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.648662	14.924760	28.12%	0
2018	12.984545	11.648662	-10.29%	0
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	13.377591	17.707777	32.37%	0
2018	13.599765	13.377591	-1.63%	0
2017	10.209776	13.599765	33.20%	0
2016	10.276919	10.209776	-0.65%	0
2015*	10.000000	10.276919	2.77%	1,150
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2019	10.346691	11.732321	13.39%	0
2018	10.867200	10.346691	-4.79%	0
2017	10.287606	10.867200	5.63%	0
2016	9.119990	10.287606	12.80%	4,191
2015*	10.000000	9.119990	-8.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	10.052774	10.866184	8.09%	0
2018	10.256283	10.052774	-1.98%	0
2017	9.982044	10.256283	2.75%	0
2016*	10.000000	9.982044	-0.18%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.286611	12.495548	21.47%	0
2018	11.130747	10.286611	-7.58%	0
2017	10.856120	11.130747	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2019	10.427266	11.399895	9.33%	0
2018	10.861196	10.427266	-4.00%	0
2017	10.221507	10.861196	6.26%	0
2016	9.577442	10.221507	6.72%	0
2015	9.885143	9.577442	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	14.695692	17.402769	18.42%	0
2018	16.463740	14.695692	-10.74%	0
2017	14.880646	16.463740	10.64%	0
2016	13.306952	14.880646	11.83%	0
2015	14.360848	13.306952	-7.34%	0
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.567847	13.264409	14.67%	0
2018	12.235773	11.567847	-5.46%	0
2017	11.291715	12.235773	8.36%	0
2016	10.022930	11.291715	12.66%	0
2015	10.914629	10.022930	-8.17%	0
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2019	11.858471	14.571191	22.88%	0
2018	13.519981	11.858471	-12.29%	0
2017	12.600358	13.519981	7.30%	0
2016	11.368731	12.600358	10.83%	0
2015	11.942745	11.368731	-4.81%	0
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.710609	9.787213	0.79%	0
2018	9.642349	9.710609	0.71%	0
2017	9.574759	9.642349	0.71%	0
2016	9.414108	9.574759	1.71%	0
2015*	10.000000	9.414108	-5.86%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.683716	11.815479	10.59%	0
2018	11.304335	10.683716	-5.49%	0
2017	10.115012	11.304335	11.76%	0
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2019	9.792466	9.854296	0.63%	0
2018	9.778301	9.792466	0.14%	0
2017	9.774018	9.778301	0.04%	0
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.412157	10.119573	7.52%	0
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2019	6.178099	6.600951	6.84%	0
2018	6.874121	6.178099	-10.13%	0
2017	6.399992	6.874121	7.41%	0
2016	7.599627	6.399992	-15.79%	0
2015	7.812881	7.599627	-2.73%	0
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2019	14.292356	14.902901	4.27%	0
2018	16.616402	14.292356	-13.99%	0
2017	14.642769	16.616402	13.48%	0
2016	14.723688	14.642769	-0.55%	0
2015	14.717067	14.723688	0.04%	0
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.921618	9.256454	3.75%	0
2018	9.513341	8.921618	-6.22%	0
2017	9.287308	9.513341	2.43%	0
2016	9.445487	9.287308	-1.67%	0
2015	9.386671	9.445487	0.63%	0
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2019	11.000750	11.695162	6.31%	0
2018	11.225374	11.000750	-2.00%	0
2017	10.981131	11.225374	2.22%	0
2016	10.237510	10.981131	7.26%	0
2015	10.286912	10.237510	-0.48%	0
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2019	10.879322	12.348466	13.50%	0
2018	11.804424	10.879322	-7.84%	0
2017	10.877901	11.804424	8.52%	0
2016	9.872748	10.877901	10.18%	0
2015	10.452615	9.872748	-5.55%	0
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	13.428886	17.441005	29.88%	291
2018	15.695011	13.428886	-14.44%	919
2017	11.652796	15.695011	34.69%	1,595
2016	11.812488	11.652796	-1.35%	0
2015	11.532453	11.812488	2.43%	0
2014	11.437371	11.532453	0.83%	0
2013*	10.000000	11.437371	14.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.419233	14.942428	20.32%	0
2018	13.293985	12.419233	-6.58%	0
2017	11.376233	13.293985	16.86%	0
2016	11.817525	11.376233	-3.73%	0
2015	13.050322	11.817525	-9.45%	0
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.888554	10.375106	16.72%	0
2018	11.047137	8.888554	-19.54%	0
2017	8.746952	11.047137	26.30%	0
2016	7.329770	8.746952	19.33%	0
2015	9.280029	7.329770	-21.02%	0
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2019	10.464686	11.788017	12.65%	0
2018	11.052702	10.464686	-5.32%	0
2017	10.317153	11.052702	7.13%	0
2016	9.051967	10.317153	13.98%	0
2015	9.754861	9.051967	-7.21%	0
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.235376	10.963007	7.11%	0
2018	10.467832	10.235376	-2.22%	0
2017	10.200503	10.467832	2.62%	0
2016	9.901953	10.200503	3.02%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2019	11.608355	13.995943	20.57%	0
2018	12.062466	11.608355	-3.76%	0
2017	10.939172	12.062466	10.27%	0
2016*	10.000000	10.939172	9.39%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2019	11.712234	13.226617	12.93%	0
2018	12.453351	11.712234	-5.95%	0
2017	11.397693	12.453351	9.26%	0
2016	10.884701	11.397693	4.71%	0
2015	11.298316	10.884701	-3.66%	0
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2019	11.685792	13.181504	12.80%	0
2018	12.724936	11.685792	-8.17%	0
2017	11.752553	12.724936	8.27%	0
2016	10.756770	11.752553	9.26%	0
2015	11.016900	10.756770	-2.36%	0
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	10.384092	13.118509	26.33%	0
2018	11.411169	10.384092	-9.00%	0
2017	10.262083	11.411169	11.20%	0
2016	9.034220	10.262083	13.59%	0
2015	10.618363	9.034220	-14.92%	0
2014*	10.000000	10.618363	6.18%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2019	11.857545	13.830480	16.64%	0
2018	13.074522	11.857545	-9.31%	0
2017	12.061982	13.074522	8.39%	0
2016	11.838418	12.061982	1.89%	0
2015	12.154568	11.838418	-2.60%	0
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2019	11.710870	13.623146	16.33%	0
2018	12.698134	11.710870	-7.77%	0
2017	11.082587	12.698134	14.58%	0
2016	10.632697	11.082587	4.23%	0
2015	11.513648	10.632697	-7.65%	0
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.557826	18.565649	19.33%	0
2018	16.573022	15.557826	-6.13%	0
2017	14.485967	16.573022	14.41%	0
2016	13.450897	14.485967	7.70%	0
2015	13.481594	13.450897	-0.23%	0
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.270650	11.077783	7.86%	0
2018	10.645724	10.270650	-3.52%	0
2017	10.133103	10.645724	5.06%	0
2016	9.439625	10.133103	7.35%	0
2015	9.838641	9.439625	-4.06%	0
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.993946	11.349712	13.57%	0
2018	11.052242	9.993946	-9.58%	0
2017	9.445019	11.052242	17.02%	0
2016	9.283281	9.445019	1.74%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.101536	10.637606	5.31%	0
2018*	10.000000	10.101536	1.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	10.807715	12.252038	13.36%	0
2018	11.277932	10.807715	-4.17%	0
2017	10.692077	11.277932	5.48%	0
2016	9.479622	10.692077	12.79%	0
2015	9.851622	9.479622	-3.78%	0
2014*	10.000000	9.851622	-1.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.745644	16.129541	26.55%	0
2018	13.581413	12.745644	-6.15%	0
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	12.806921	16.808272	31.24%	0
2018	15.556615	12.806921	-17.68%	0
2017	12.542226	15.556615	24.03%	0
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	14.072677	17.978560	27.76%	0
2018	14.244980	14.072677	-1.21%	0
2017	11.962408	14.244980	19.08%	0
2016	10.869379	11.962408	10.06%	0
2015	10.899442	10.869379	-0.28%	0
2014*	10.000000	10.899442	8.99%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	16.347562	20.021323	22.47%	0
2018	18.539393	16.347562	-11.82%	0
2017	15.662882	18.539393	18.37%	0
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.750279	15.783271	14.79%	0
2018	14.843492	13.750279	-7.36%	0
2017	13.407486	14.843492	10.71%	0
2016	12.788723	13.407486	4.84%	0
2015	13.082643	12.788723	-2.25%	0
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	15.094508	17.931905	18.80%	0
2018	16.636369	15.094508	-9.27%	0
2017	14.539776	16.636369	14.42%	0
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.884763	12.995104	9.34%	0
2018	12.351681	11.884763	-3.78%	0
2017	11.753924	12.351681	5.09%	0
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.672474	12.005094	12.49%	0
2018	11.617487	10.672474	-8.13%	0
2017	10.245381	11.617487	13.39%	0
2016	9.823628	10.245381	4.29%	0
2015	10.389036	9.823628	-5.44%	0
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.889880	12.417762	14.03%	0
2018	11.861890	10.889880	-8.19%	0
2017	10.192250	11.861890	16.38%	0
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	14.456363	16.874448	16.73%	0
2018	15.748971	14.456363	-8.21%	0
2017	13.986007	15.748971	12.61%	0
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	15.560279	18.791258	20.76%	0
2018	17.404324	15.560279	-10.60%	0
2017	14.919300	17.404324	16.66%	0
2016	14.034601	14.919300	6.30%	0
2015	14.422503	14.034601	-2.69%	0
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.187724	14.892894	12.93%	0
2018	14.016420	13.187724	-5.91%	0
2017	12.909971	14.016420	8.57%	0
2016	12.326993	12.909971	4.73%	0
2015	12.611036	12.326993	-2.25%	0
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2019	10.105490	10.822575	7.10%	0
2018	10.266292	10.105490	-1.57%	0
2017	10.076167	10.266292	1.89%	0
2016	9.972667	10.076167	1.04%	0
2015	10.079497	9.972667	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	10.916212	11.819915	8.28%	0
2018	11.212511	10.916212	-2.64%	0
2017	10.936360	11.212511	2.53%	0
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	13.110297	15.513253	18.33%	0
2018	14.775396	13.110297	-11.27%	0
2017	12.685565	14.775396	16.47%	0
2016	11.526641	12.685565	10.05%	0
2015	12.047205	11.526641	-4.32%	0
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.426357	14.427389	16.10%	0
2018	13.644934	12.426357	-8.93%	0
2017	12.132091	13.644934	12.47%	0
2016	11.289084	12.132091	7.47%	0
2015	11.631080	11.289084	-2.94%	0
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	9.737060	11.827635	21.47%	0
2018	11.934662	9.737060	-18.41%	0
2017	8.536326	11.934662	39.81%	0
2016	8.020780	8.536326	6.43%	0
2015	9.664087	8.020780	-17.00%	0
2014*	10.000000	9.664087	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	9.953170	10.450345	5.00%	0
2018	10.079567	9.953170	-1.25%	0
2017	9.993361	10.079567	0.86%	0
2016	10.039942	9.993361	-0.46%	0
2015	10.172941	10.039942	-1.31%	0
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2019	9.086240	9.114349	0.31%	0
2018	9.093772	9.086240	-0.08%	0
2017	9.184080	9.093772	-0.98%	0
2016	9.295130	9.184080	-1.19%	0
2015	9.408030	9.295130	-1.20%	0
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2019	9.978025	12.004357	20.31%	0
2018	11.718082	9.978025	-14.85%	0
2017	9.496694	11.718082	23.39%	0
2016	9.523839	9.496694	-0.29%	0
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	11.548775	14.118057	22.25%	0
2018	12.825510	11.548775	-9.95%	0
2017	10.960824	12.825510	17.01%	0
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	10.974032	12.505690	13.96%	0
2018	11.674198	10.974032	-6.00%	0
2017	10.632160	11.674198	9.80%	0
2016	10.122933	10.632160	5.03%	0
2015	10.263715	10.122933	-1.37%	0
2014*	10.000000	10.263715	2.64%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	11.338472	13.436227	18.50%	0
2018	12.270946	11.338472	-7.60%	0
2017	10.817639	12.270946	13.43%	0
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	10.510813	11.374652	8.22%	0
2018	10.834562	10.510813	-2.99%	0
2017	10.376152	10.834562	4.42%	0
2016	10.072376	10.376152	3.02%	0
2015	10.167793	10.072376	-0.94%	0
2014*	10.000000	10.167793	1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.895025	12.163465	11.64%	0
2018	11.685454	10.895025	-6.76%	0
2017	10.371750	11.685454	12.67%	0
2016	9.930575	10.371750	4.44%	0
2015	10.387878	9.930575	-4.40%	0
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.163552	12.711414	13.87%	0
2018	12.028106	11.163552	-7.19%	0
2017	10.408250	12.028106	15.56%	0
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	11.193175	13.021256	16.33%	0
2018	12.012162	11.193175	-6.82%	0
2017	10.765958	12.012162	11.58%	0
2016	10.169928	10.765958	5.86%	0
2015	10.328017	10.169928	-1.53%	0
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	11.413737	13.738278	20.37%	0
2018	12.520549	11.413737	-8.84%	0
2017	10.860772	12.520549	15.28%	0
2016	10.132914	10.860772	7.18%	0
2015	10.331382	10.132914	-1.92%	0
2014*	10.000000	10.331382	3.31%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.860026	12.176407	12.12%	0
2018	11.418796	10.860026	-4.89%	0
2017	10.582345	11.418796	7.90%	0
2016	10.132674	10.582345	4.44%	0
2015	10.258877	10.132674	-1.23%	0
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.480691	4.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.781750	7.82%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	21.506180	27.669020	28.66%	0
2018	22.523500	21.506180	-4.52%	0
2017	17.551943	22.523500	28.32%	0
2016	17.417919	17.551943	0.77%	0
2015	17.094490	17.417919	1.89%	0
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	12.254113	16.626967	35.68%	0
2018	12.597883	12.254113	-2.73%	0
2017	10.034332	12.597883	25.55%	0
2016	9.829111	10.034332	2.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	11.608945	14.411775	24.14%	0
2018	13.260332	11.608945	-12.45%	0
2017	11.591844	13.260332	14.39%	0
2016	9.753353	11.591844	18.85%	0
2015	10.128501	9.753353	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	8.647449	9.932659	14.86%	0
2018	10.588686	8.647449	-18.33%	0
2017	8.746016	10.588686	21.07%	0
2016	8.431925	8.746016	3.73%	0
2015	9.016324	8.431925	-6.48%	0
2014*	10.000000	9.016324	-9.84%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	17.339728	21.431432	23.60%	0
2018	19.898235	17.339728	-12.86%	0
2017	17.610133	19.898235	12.99%	0
2016	15.359002	17.610133	14.66%	985
2015	16.098771	15.359002	-4.60%	0
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.963073	24.426809	22.36%	0
2018	23.267888	19.963073	-14.20%	0
2017	20.686875	23.267888	12.48%	0
2016	17.804900	20.686875	16.19%	822
2015	18.556628	17.804900	-4.05%	0
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	13.212830	17.716296	34.08%	0
2018	14.527728	13.212830	-9.05%	0
2017	11.769960	14.527728	23.43%	0
2016	10.999069	11.769960	7.01%	0
2015	11.049126	10.999069	-0.45%	0
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	10.984227	12.914448	17.57%	0
2018	13.388152	10.984227	-17.96%	0
2017	12.424261	13.388152	7.76%	0
2016	9.985291	12.424261	24.43%	0
2015	10.754250	9.985291	-7.15%	0
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	11.910006	14.785128	24.14%	326
2018	13.798869	11.910006	-13.69%	1,029
2017	12.306192	13.798869	12.13%	1,785
2016	10.140055	12.306192	21.36%	0
2015	10.433834	10.140055	-2.82%	0
2014*	10.000000	10.433834	4.34%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.627531	14.985552	28.88%	0
2018	12.267224	11.627531	-5.21%	0
2017	11.697236	12.267224	4.87%	0
2016	11.046149	11.697236	5.89%	0
2015	11.851136	11.046149	-6.79%	1,416
2014	9.326948	11.851136	27.06%	2,876
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2019	12.620631	16.354143	29.58%	0
2018	13.393325	12.620631	-5.77%	0
2017	11.154094	13.393325	20.08%	0
2016	10.109877	11.154094	10.33%	0
2015	10.115026	10.109877	-0.05%	1,159
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.973644	10.256715	2.84%	0
2018	10.013302	9.973644	-0.40%	0
2017	9.977035	10.013302	0.36%	0
2016	9.852388	9.977035	1.27%	0
2015	10.006180	9.852388	-1.54%	0
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	11.327253	13.984692	23.46%	0
2018	12.932617	11.327253	-12.41%	0
2017	11.463596	12.932617	12.81%	0
2016	9.599056	11.463596	19.42%	0
2015	10.214298	9.599056	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	20.133851	27.220174	35.20%	0
2018	21.925052	20.133851	-8.17%	0
2017	17.401280	21.925052	26.00%	0
2016	16.606450	17.401280	4.79%	0
2015	16.866452	16.606450	-1.54%	0
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2019	8.977061	10.222747	13.88%	0
2018	9.747846	8.977061	-7.91%	0
2017	9.248013	9.747846	5.40%	0
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2019	9.705467	11.017329	13.52%	0
2018	10.751919	9.705467	-9.73%	0
2017	9.861492	10.751919	9.03%	0
2016	9.138791	9.861492	7.91%	0
2015	9.983765	9.138791	-8.46%	0
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2019	9.772910	9.940910	1.72%	0
2018	10.532520	9.772910	-7.21%	0
2017	10.362863	10.532520	1.64%	2,225
2016	9.265987	10.362863	11.84%	0
2015	9.689517	9.265987	-4.37%	0
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2019	9.883815	10.519301	6.43%	0
2018	10.347334	9.883815	-4.48%	0
2017	10.255718	10.347334	0.89%	0
2016	9.945214	10.255718	3.12%	0
2015	10.324988	9.945214	-3.68%	0
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.127560	12.285128	10.40%	0
2018	11.912312	11.127560	-6.59%	0
2017	10.633932	11.912312	12.02%	0
2016	9.532555	10.633932	11.55%	0
2015	10.624507	9.532555	-10.28%	0
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2019	5.615201	6.177557	10.01%	0
2018	6.624621	5.615201	-15.24%	0
2017	6.570352	6.624621	0.83%	0
2016	5.788984	6.570352	13.50%	0
2015	7.882107	5.788984	-26.56%	0
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2019	10.474648	10.849165	3.58%	0
2018	10.505249	10.474648	-0.29%	0
2017	10.135276	10.505249	3.65%	0
2016	9.803836	10.135276	3.38%	0
2015	10.103549	9.803836	-2.97%	0
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	13.114278	14.855419	13.28%	0
2018	13.947459	13.114278	-5.97%	0
2017	12.858785	13.947459	8.47%	0
2016	11.495604	12.858785	11.86%	0
2015	11.917091	11.495604	-3.54%	0
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.980590	11.501847	4.75%	0
2018	11.612911	10.980590	-5.44%	0
2017	10.830677	11.612911	7.22%	0
2016	10.546101	10.830677	2.70%	0
2015	11.134461	10.546101	-5.28%	0
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2019	14.142178	16.014177	13.24%	0
2018	14.719934	14.142178	-3.92%	0
2017	13.986993	14.719934	5.24%	0
2016	12.599825	13.986993	11.01%	0
2015	12.982527	12.599825	-2.95%	0
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2019	10.290482	11.027078	7.16%	0
2018	10.386422	10.290482	-0.92%	0
2017*	10.000000	10.386422	3.86%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2019	10.184011	10.756284	5.62%	0
2018	10.104689	10.184011	0.79%	0
2017*	10.000000	10.104689	1.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.735100	11.339984	5.63%	0
2018	11.327637	10.735100	-5.23%	0
2017	10.353429	11.327637	9.41%	0
2016	10.183174	10.353429	1.67%	0
2015	11.103573	10.183174	-8.29%	0
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.893355	10.158162	2.68%	0
2018	9.990485	9.893355	-0.97%	0
2017	9.986440	9.990485	0.04%	0
2016	9.977196	9.986440	0.09%	0
2015	10.077336	9.977196	-0.99%	0
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.017641	11.783193	6.95%	0
2018	11.223467	11.017641	-1.83%	0
2017	10.837366	11.223467	3.56%	0
2016	10.692397	10.837366	1.36%	0
2015	10.786061	10.692397	-0.87%	0
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2019	13.913303	15.709951	12.91%	0
2018	14.664950	13.913303	-5.13%	0
2017	13.869098	14.664950	5.74%	0
2016	12.336885	13.869098	12.42%	0
2015	13.039018	12.336885	-5.38%	0
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2019	14.850025	16.495691	11.08%	0
2018	15.123874	14.850025	-1.81%	0
2017	14.606792	15.123874	3.54%	0
2016	13.563010	14.606792	7.70%	0
2015	13.706619	13.563010	-1.05%	0
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2019	9.508306	11.865403	24.79%	0
2018	11.823033	9.508306	-19.58%	0
2017	9.005469	11.823033	31.29%	0
2016	9.056593	9.005469	-0.56%	0
2015	10.115383	9.056593	-10.47%	0
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2019	16.015203	21.586881	34.79%	232
2018	19.744576	16.015203	-18.89%	733
2017	16.947046	19.744576	16.51%	1,272
2016	13.919059	16.947046	21.75%	0
2015	14.149392	13.919059	-1.63%	830
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2019	9.576734	11.138310	16.31%	0
2018	11.772580	9.576734	-18.65%	0
2017	9.690513	11.772580	21.49%	0
2016	8.277349	9.690513	17.07%	0
2015	9.732954	8.277349	-14.96%	1,374
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2019	2.753976	2.096550	-23.87%	0
2018	2.679018	2.753976	2.80%	0
2017	3.305310	2.679018	-18.95%	0
2016	3.847588	3.305310	-14.09%	0
2015	4.095977	3.847588	-6.06%	0
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2019	26.380970	30.353729	15.06%	0
2018	28.635538	26.380970	-7.87%	0
2017	23.650926	28.635538	21.08%	0
2016	28.321042	23.650926	-16.49%	0
2015	27.749137	28.321042	2.06%	0
2014	21.650220	27.749137	28.17%	418
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2019	18.977202	24.164602	27.33%	0
2018	20.467146	18.977202	-7.28%	0
2017	17.357694	20.467146	17.91%	0
2016	16.020321	17.357694	8.35%	0
2015	16.289514	16.020321	-1.65%	0
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2019	15.086584	18.864740	25.04%	0
2018	17.924057	15.086584	-15.83%	0
2017	15.767441	17.924057	13.68%	0
2016	15.412368	15.767441	2.30%	0
2015	14.976080	15.412368	2.91%	841
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2019	22.108334	27.224940	23.14%	0
2018	22.241494	22.108334	-0.60%	0
2017	19.017816	22.241494	16.95%	0
2016	18.474974	19.017816	2.94%	0
2015	17.861744	18.474974	3.43%	0
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2019	8.015143	9.838082	22.74%	0
2018	9.575040	8.015143	-16.29%	0
2017	7.272344	9.575040	31.66%	0
2016	6.630451	7.272344	9.68%	0
2015	8.121093	6.630451	-18.36%	5,483
2014	8.510837	8.121093	-4.58%	5,483
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2019	11.226059	13.064259	16.37%	0
2018	13.232860	11.226059	-15.17%	0
2017	11.187837	13.232860	18.28%	0
2016	10.503119	11.187837	6.52%	0
2015	11.928215	10.503119	-11.95%	0
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2019	17.022146	21.908730	28.71%	0
2018	19.236235	17.022146	-11.51%	0
2017	16.472910	19.236235	16.77%	0
2016	14.457585	16.472910	13.94%	0
2015	14.855205	14.457585	-2.68%	0
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2019	22.804846	26.895807	17.94%	0
2018	22.102896	22.804846	3.18%	0
2017	18.500701	22.102896	19.47%	0
2016	19.515808	18.500701	-5.20%	1,137
2015	18.808055	19.515808	3.76%	0
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2019	16.444014	21.200840	28.93%	0
2018	19.080507	16.444014	-13.82%	0
2017	15.777724	19.080507	20.93%	0
2016	13.585165	15.777724	16.14%	0
2015	14.237151	13.585165	-4.58%	852
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2019	10.553983	12.436747	17.84%	0
2018	12.681350	10.553983	-16.78%	0
2017	10.538021	12.681350	20.34%	0
2016	10.765287	10.538021	-2.11%	0
2015	11.293871	10.765287	-4.68%	0
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2019	25.911345	30.217120	16.62%	0
2018	24.994607	25.911345	3.67%	0
2017	18.594001	24.994607	34.42%	0
2016	17.833205	18.594001	4.27%	0
2015	14.997356	17.833205	18.91%	646
2014	15.011129	14.997356	-0.09%	0
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2019	13.819887	16.384597	18.56%	0
2018	15.830643	13.819887	-12.70%	0
2017	13.526506	15.830643	17.03%	0
2016	13.634124	13.526506	-0.79%	0
2015	13.042135	13.634124	4.54%	0
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2019	26.245106	35.447134	35.06%	0
2018	27.071832	26.245106	-3.05%	0
2017	21.016650	27.071832	28.81%	0
2016	20.209102	21.016650	4.00%	0
2015	19.035550	20.209102	6.17%	0
2014	16.466494	19.035550	15.60%	0
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2019	8.602114	9.222639	7.21%	0
2018	10.914463	8.602114	-21.19%	0
2017	11.408803	10.914463	-4.33%	0
2016	9.298262	11.408803	22.70%	0
2015	12.281811	9.298262	-24.29%	0
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2019	17.483398	19.698928	12.67%	0
2018	18.866398	17.483398	-7.33%	0
2017	17.302819	18.866398	9.04%	0
2016	18.191630	17.302819	-4.89%	0
2015	17.629248	18.191630	3.19%	0
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2019	2.930920	4.227205	44.23%	0
2018	3.428518	2.930920	-14.51%	0
2017	3.296077	3.428518	4.02%	0
2016	2.140977	3.296077	53.95%	0
2015	3.227211	2.140977	-33.66%	2,127
2014	4.290381	3.227211	-24.78%	4,355
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2019	13.515847	16.926911	25.24%	0
2018	14.507415	13.515847	-6.83%	0
2017	13.589294	14.507415	6.76%	0
2016	13.009264	13.589294	4.46%	0
2015	13.124736	13.009264	-0.88%	0
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2019	3.237170	2.641318	-18.41%	0
2018	3.145794	3.237170	2.90%	0
2017	3.614183	3.145794	-12.96%	0
2016	3.857063	3.614183	-6.30%	0
2015	3.966880	3.857063	-2.77%	0
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2019	21.044271	31.140878	47.98%	0
2018	23.729395	21.044271	-11.32%	0
2017	17.717394	23.729395	33.93%	0
2016	14.041480	17.717394	26.18%	0
2015	14.632810	14.041480	-4.04%	0
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2019	5.354752	4.179830	-21.94%	0
2018	4.814204	5.354752	11.23%	0
2017	6.752569	4.814204	-28.71%	0
2016	8.159501	6.752569	-17.24%	0
2015	7.405602	8.159501	10.18%	0
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2019	4.248772	3.466583	-18.41%	0
2018	3.724333	4.248772	14.08%	0
2017	4.749554	3.724333	-21.59%	0
2016	5.108307	4.749554	-7.02%	0
2015	5.373588	5.108307	-4.94%	0
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2019	1.851271	1.315901	-28.92%	0
2018	1.929584	1.851271	-4.06%	0
2017	2.612532	1.929584	-26.14%	0
2016	2.939920	2.612532	-11.14%	0
2015	3.422000	2.939920	-14.09%	0
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2019	21.141377	30.325587	43.44%	205
2018	21.902315	21.141377	-3.47%	649
2017	16.398036	21.902315	33.57%	1,126
2016	14.773225	16.398036	11.00%	0
2015	14.601877	14.773225	1.17%	740
2014	12.512544	14.601877	16.70%	1,504
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2019	11.795987	13.375681	13.39%	0
2018	14.064397	11.795987	-16.13%	0
2017	14.543571	14.064397	-3.29%	0
2016	12.099461	14.543571	20.20%	0
2015	12.062888	12.099461	0.30%	0
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2019	14.905314	17.409782	16.80%	0
2018	15.952449	14.905314	-6.56%	0
2017	14.746660	15.952449	8.18%	0
2016	14.971336	14.746660	-1.50%	0
2015	16.059035	14.971336	-6.77%	0
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2019	62.397602	110.762239	77.51%	0
2018	69.891615	62.397602	-10.72%	0
2017	42.022870	69.891615	66.32%	0
2016	39.155776	42.022870	7.32%	0
2015	34.885720	39.155776	12.24%	0
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2019	0.319550	0.156268	-51.10%	0
2018	0.365858	0.319550	-12.66%	0
2017	0.672506	0.365858	-45.60%	0
2016	0.853063	0.672506	-21.17%	0
2015	1.170877	0.853063	-27.14%	0
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2019	17.419449	21.147396	21.40%	0
2018	17.137832	17.419449	1.64%	0
2017	15.677400	17.137832	9.32%	0
2016	13.788611	15.677400	13.70%	0
2015	14.910767	13.788611	-7.53%	0
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2019	9.052518	11.483323	26.85%	0
2018	11.339213	9.052518	-20.17%	0
2017	10.202812	11.339213	11.14%	0
2016	8.114790	10.202812	25.73%	0
2015	8.632978	8.114790	-6.00%	0
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2019	22.978830	27.569118	19.98%	0
2018	28.175005	22.978830	-18.44%	0
2017	23.482741	28.175005	19.98%	0
2016	18.162157	23.482741	29.29%	0
2015	22.227748	18.162157	-18.29%	0
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2019	29.673540	36.550057	23.17%	0
2018	33.168747	29.673540	-10.54%	0
2017	25.935192	33.168747	27.89%	0
2016	32.673514	25.935192	-20.62%	0
2015	30.487155	32.673514	7.17%	405
2014	23.254371	30.487155	31.10%	405
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2019	1.901981	2.165765	13.87%	0
2018	2.268274	1.901981	-16.15%	0
2017	2.198342	2.268274	3.18%	0
2016	2.015322	2.198342	9.08%	0
2015	3.081340	2.015322	-34.60%	0
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2019	30.691774	37.094764	20.86%	0
2018	35.352460	30.691774	-13.18%	0
2017	32.082098	35.352460	10.19%	0
2016	30.802188	32.082098	4.16%	0
2015	29.350002	30.802188	4.95%	0
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2019	33.363417	48.610347	45.70%	118
2018	39.373547	33.363417	-15.26%	374
2017	25.139312	39.373547	56.62%	649
2016	19.464016	25.139312	29.16%	0
2015	20.567932	19.464016	-5.37%	597
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2019	15.783505	24.838822	57.37%	0
2018	18.301830	15.783505	-13.76%	0
2017	14.133555	18.301830	29.49%	0
2016	11.504686	14.133555	22.85%	0
2015	11.404513	11.504686	0.88%	0
2014	9.328624	11.404513	22.25%	0
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2019	13.474180	14.219347	5.53%	0
2018	18.303638	13.474180	-26.39%	0
2017	19.763479	18.303638	-7.39%	0
2016	15.226612	19.763479	29.80%	0
2015	22.087723	15.226612	-31.06%	0
2014	27.472789	22.087723	-19.60%	0
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2019	7.644542	7.547966	-1.26%	0
2018	14.237620	7.644542	-46.31%	0
2017	17.712426	14.237620	-19.62%	0
2016	14.556830	17.712426	21.68%	1,351
2015	21.572235	14.556830	-32.52%	0
2014	30.900757	21.572235	-30.19%	0
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2019	9.323619	11.830537	26.89%	0
2018	11.647757	9.323619	-19.95%	0
2017	9.166912	11.647757	27.06%	0
2016	9.826064	9.166912	-6.71%	0
2015	10.715496	9.826064	-8.30%	0
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2019	12.876946	16.294358	26.54%	0
2018	14.858664	12.876946	-13.34%	0
2017	13.012111	14.858664	14.19%	0
2016	11.370239	13.012111	14.44%	0
2015	11.986155	11.370239	-5.14%	1,353
2014	10.776154	11.986155	11.23%	2,771
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2019	19.678076	22.701241	15.36%	0
2018	21.038605	19.678076	-6.47%	0
2017	19.422981	21.038605	8.32%	0
2016	19.725072	19.422981	-1.53%	0
2015	21.036730	19.725072	-6.24%	0
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2019	27.279595	33.034556	21.10%	165
2018	27.272521	27.279595	0.03%	522
2017	22.466954	27.272521	21.39%	906
2016	25.180762	22.466954	-10.78%	0
2015	24.382111	25.180762	3.28%	479
2014	19.802944	24.382111	23.12%	1,200
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2019	11.159881	12.551626	12.47%	0
2018	11.394803	11.159881	-2.06%	0
2017	10.791845	11.394803	5.59%	0
2016	9.785640	10.791845	10.28%	1,996
2015	9.975273	9.785640	-1.90%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2019	38.608115	47.858291	23.96%	0
2018	40.372089	38.608115	-4.37%	0
2017	30.502316	40.372089	32.36%	0
2016	29.559416	30.502316	3.19%	0
2015	27.610460	29.559416	7.06%	370
2014	27.409531	27.610460	0.73%	754
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2019	0.331230	0.209122	-36.87%	0
2018	0.330533	0.331230	0.21%	0
2017	0.548005	0.330533	-39.68%	0
2016	0.788376	0.548005	-30.49%	0
2015	0.867658	0.788376	-9.14%	0
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2019	2.671547	2.288645	-14.33%	0
2018	2.605443	2.671547	2.54%	0
2017	2.894200	2.605443	-9.98%	0
2016	3.018009	2.894200	-4.10%	0
2015	3.092300	3.018009	-2.40%	0
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2019	1.542270	1.214277	-21.27%	0
2018	1.407604	1.542270	9.57%	0
2017	1.647872	1.407604	-14.58%	0
2016	2.062414	1.647872	-20.10%	0
2015	2.111212	2.062414	-2.31%	0
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2019	0.628420	0.446959	-28.88%	0
2018	0.654194	0.628420	-3.94%	0
2017	0.878818	0.654194	-25.56%	0
2016	0.982620	0.878818	-10.56%	0
2015	1.141483	0.982620	-13.92%	0
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2019	1.429739	1.121347	-21.57%	0
2018	1.302237	1.429739	9.79%	0
2017	1.523496	1.302237	-14.52%	0
2016	1.934246	1.523496	-21.24%	16,109
2015	1.955763	1.934246	-1.10%	0
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2019	1.639223	1.248478	-23.84%	0
2018	1.595950	1.639223	2.71%	0
2017	1.954375	1.595950	-18.34%	0
2016	2.247953	1.954375	-13.06%	0
2015	2.380825	2.247953	-5.58%	0
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2019	15.268737	20.973245	37.36%	0
2018	20.058233	15.268737	-23.88%	0
2017	13.507027	20.058233	48.50%	0
2016	12.557669	13.507027	7.56%	0
2015	11.348786	12.557669	10.65%	0
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2019	30.611977	39.100533	27.73%	0
2018	35.795414	30.611977	-14.48%	0
2017	30.162895	35.795414	18.67%	0
2016	27.863364	30.162895	8.25%	0
2015	28.116368	27.863364	-0.90%	567
2014	26.475721	28.116368	6.20%	1,171
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2019	40.827733	54.903359	34.48%	88
2018	51.272024	40.827733	-20.37%	278
2017	42.380525	51.272024	20.98%	482
2016	33.086215	42.380525	28.09%	0
2015	35.438010	33.086215	-6.64%	0
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2019	58.409117	104.165598	78.34%	0
2018	65.190900	58.409117	-10.40%	0
2017	38.928862	65.190900	67.46%	0
2016	35.950273	38.928862	8.29%	0
2015	31.743850	35.950273	13.25%	323
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2019	39.262390	53.090437	35.22%	0
2018	40.474020	39.262390	-2.99%	0
2017	31.241488	40.474020	29.55%	0
2016	29.835431	31.241488	4.71%	0
2015	27.898688	29.835431	6.94%	0
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2019	25.285378	36.234489	43.30%	0
2018	28.540038	25.285378	-11.40%	0
2017	21.919446	28.540038	30.20%	0
2016	19.170860	21.919446	14.34%	0
2015	19.544097	19.170860	-1.91%	0
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2019	10.030087	15.082432	50.37%	0
2018	12.174347	10.030087	-17.61%	0
2017	11.506761	12.174347	5.80%	0
2016	7.036161	11.506761	63.54%	857
2015	10.228120	7.036161	-31.21%	0
2014	12.525183	10.228120	-18.34%	0
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2019	23.770263	29.223295	22.94%	0
2018	25.963805	23.770263	-8.45%	0
2017	24.638728	25.963805	5.38%	0
2016	22.638962	24.638728	8.83%	0
2015	23.507392	22.638962	-3.69%	0
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2019	26.974824	33.174218	22.98%	0
2018	28.215848	26.974824	-4.40%	0
2017	25.312253	28.215848	11.47%	0
2016	25.542147	25.312253	-0.90%	0
2015	26.200121	25.542147	-2.51%	0
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2019	29.198325	39.050342	33.74%	0
2018	36.745464	29.198325	-20.54%	0
2017	30.988383	36.745464	18.58%	0
2016	24.049218	30.988383	28.85%	0
2015	26.771181	24.049218	-10.17%	0
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2019	26.375163	42.349666	60.57%	145
2018	31.559024	26.375163	-16.43%	459
2017	22.260163	31.559024	41.77%	797
2016	18.711900	22.260163	18.96%	0
2015	19.258726	18.711900	-2.84%	0
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2019	23.601062	29.520399	25.08%	0
2018	25.315437	23.601062	-6.77%	0
2017	20.597278	25.315437	22.91%	0
2016	20.323054	20.597278	1.35%	0
2015	20.350019	20.323054	-0.13%	0
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2019	20.819577	25.356465	21.79%	0
2018	24.311325	20.819577	-14.36%	0
2017	21.236968	24.311325	14.48%	0
2016	18.308891	21.236968	15.99%	0
2015	20.449323	18.308891	-10.47%	0
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2019	24.095916	27.475712	14.03%	0
2018	28.636521	24.095916	-15.86%	0
2017	24.404527	28.636521	17.34%	0
2016	24.050912	24.404527	1.47%	0
2015	24.025990	24.050912	0.10%	0
2014	24.701318	24.025990	-2.73%	0
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2019	20.073709	24.286966	20.99%	0
2018	25.078436	20.073709	-19.96%	0
2017	22.432762	25.078436	11.79%	0
2016	17.615700	22.432762	27.35%	0
2015	20.229889	17.615700	-12.92%	0
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2019	24.719742	27.494033	11.22%	0
2018	27.505187	24.719742	-10.13%	0
2017	23.981432	27.505187	14.69%	0
2016	20.449633	23.981432	17.27%	0
2015	20.775529	20.449633	-1.57%	0
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2019	15.878697	18.932110	19.23%	0
2018	20.237185	15.878697	-21.54%	0
2017	20.539291	20.237185	-1.47%	0
2016	15.779648	20.539291	30.16%	0
2015	18.473180	15.779648	-14.58%	0
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2019	7.100625	7.339024	3.36%	0
2018	6.427522	7.100625	10.47%	0
2017	7.899589	6.427522	-18.63%	0
2016	7.472097	7.899589	5.72%	0
2015	6.672050	7.472097	11.99%	0
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2019	27.573589	38.070719	38.07%	0
2018	28.333606	27.573589	-2.68%	0
2017	21.621543	28.333606	31.04%	0
2016	19.701931	21.621543	9.74%	1,009
2015	19.721672	19.701931	-0.10%	0
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2019	9.594783	10.732085	11.85%	0
2018	10.254990	9.594783	-6.44%	0
2017	9.805319	10.254990	4.59%	0
2016	8.452991	9.805319	16.00%	0
2015	9.172843	8.452991	-7.85%	0
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2019	27.827542	33.609080	20.78%	130
2018	35.231711	27.827542	-21.02%	410
2017	29.223599	35.231711	20.56%	711
2016	25.624589	29.223599	14.05%	0
2015	30.188422	25.624589	-15.12%	190
2014	24.881753	30.188422	21.33%	190
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2019	19.816776	23.301840	17.59%	219
2018	19.327601	19.816776	2.53%	692
2017	17.620527	19.327601	9.69%	1,201
2016	15.329464	17.620527	14.95%	1,239
2015	16.748678	15.329464	-8.47%	0
2014	13.794131	16.748678	21.42%	0
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2019	5.964020	5.606862	-5.99%	0
2018	6.831531	5.964020	-12.70%	0
2017	5.795050	6.831531	17.89%	0
2016	6.424906	5.795050	-9.80%	0
2015	7.818742	6.424906	-17.83%	0
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2019	10.700825	11.224320	4.89%	0
2018	10.113936	10.700825	5.80%	0
2017	9.980520	10.113936	1.34%	0
2016	9.860565	9.980520	1.22%	0
2015	10.071484	9.860565	-2.09%	0
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2019	8.906420	12.209132	37.08%	0
2018	10.806789	8.906420	-17.58%	0
2017*	10.000000	10.806789	8.07%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	4.410403	4.874661	10.53%	0
2018	6.224399	4.410403	-29.14%	0
2017	6.408617	6.224399	-2.87%	0
2016	4.513411	6.408617	41.99%	0
2015	6.864147	4.513411	-34.25%	0
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.801815	8.02%	0

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2019

  NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
AMUNDI PIONEER
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Rydex Variable Trust - Banking Fund (RBKF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
Rydex Variable Trust - Consumer Products Fund (RCPF)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Health Care Fund (RHCF)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
Rydex Variable Trust - Leisure Fund (RLF)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

3

Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)
Rydex Variable Trust - Retailing Fund (RRF)
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - Telecommunications Fund (RTEL)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Utilities Fund (RUTL)
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
Invesco - Invesco V.I. Equally Weighted S&P 500 Fund: Series II Shares (IVEW52)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LEGG MASON
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

4

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

5

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
NORTHERN LIGHTS
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

6

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PRO FUNDS
ProFund VP UltraShort NASDAQ-100 (PROUSN)
ProFund VP Access High Yield Fund (PROAHY)
ProFund VP Asia 30 (PROA30)
ProFund VP Banks (PROBNK)
ProFund VP Basic Materials (PROBM)
ProFund VP Bear (PROBR)
ProFund VP Biotechnology (PROBIO)
ProFund VP Bull (PROBL)
ProFund VP Consumer Goods (PROCG)
ProFund VP Consumer Services (PROCS)
ProFund VP Emerging Markets (PROEM)
ProFund VP Europe 30 (PROE30)
ProFund VP Financials (PROFIN)
ProFund VP Health Care (PROHC)
ProFund VP Industrials (PROIND)
ProFund VP International (PROINT)
ProFund VP Internet (PRONET)
ProFund VP Japan (PROJP)
ProFund VP NASDAQ-100 (PRON)
ProFund VP Oil & Gas (PROOG)
ProFund VP Pharmaceuticals (PROPHR)
ProFund VP Precious Metals (PROPM)
ProFund VP Real Estate (PRORE)
ProFund VP Rising Rates Opportunity (PRORRO)
ProFund VP Semiconductor (PROSCN)
ProFund VP Short Emerging Markets (PROSEM)
ProFund VP Short International (PROSIN)
ProFund VP Short NASDAQ-100 (PROSN)
ProFund VP Technology (PROTEC)
ProFund VP Telecommunications (PROTEL)
ProFund VP U.S. Government Plus (PROGVP)
ProFund VP UltraNASDAQ-100 (PROUN)
ProFund VP Utilities (PROUTL)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

7

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 26, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from August 26, 2019 (inception) to December 31, 2019.

FEDERATED INVESTORS
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 21, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 23, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from July 11, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from November 14, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 6, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 19, 2018 (inception) to December 31, 2018.

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation).

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

9

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
ALVBWB	68,562	$746,599	$692,473	$-	$692,473	$54	$692,419	$692,419	$-	$692,419
ALVIVB	19,809	266,024	282,076	-	282,076	17	282,059	282,059	-	282,059
ARLPE3	229,659	3,182,206	3,516,075	-	3,516,075	45	3,516,030	3,516,030	-	3,516,030
AAEIP3	285,042	2,555,878	2,553,974	-	2,553,974	113	2,553,861	2,553,861	-	2,553,861
ACVIG	1,209,785	12,023,283	12,122,050	-	12,122,050	120	12,121,930	12,121,930	-	12,121,930
ACVIP2	1,011,481	10,235,728	10,377,793	-	10,377,793	164	10,377,629	10,377,629	-	10,377,629
ACVU1	80,156	1,486,245	1,677,662	-	1,677,662	72	1,677,590	1,677,590	-	1,677,590
ACVV	1,070,751	11,930,128	12,549,202	-	12,549,202	132	12,549,070	12,549,070	-	12,549,070
AMVCB4	1,792,163	17,913,266	19,194,071	-	19,194,071	111	19,193,960	19,193,960	-	19,193,960
AMVBC4	1,913,817	25,984,892	25,472,908	-	25,472,908	90	25,472,818	25,472,818	-	25,472,818
AMVI4	453,404	9,231,544	9,312,926	-	9,312,926	40	9,312,886	9,312,886	-	9,312,886
AMVNW4	522,726	12,381,327	13,313,843	-	13,313,843	41	13,313,802	13,313,802	-	13,313,802
AMVGS4	239,175	5,811,294	6,256,820	-	6,256,820	155	6,256,665	6,256,665	-	6,256,665
PIHYB2	17,054	164,203	161,503	-	161,503	68	161,435	161,435	-	161,435
BRVDA3	171,158	2,028,394	2,074,437	-	2,074,437	45	2,074,392	2,074,392	-	2,074,392
BRVED3	601,721	7,031,921	7,148,447	-	7,148,447	62	7,148,385	7,148,385	-	7,148,385
BRVHY3	2,174,929	15,616,278	16,137,970	61,888	16,199,858	-	16,199,858	16,199,858	-	16,199,858
BRVTR3	610,573	7,226,609	7,369,612	13,969	7,383,581	-	7,383,581	7,383,581	-	7,383,581
MLVGA3	1,798,161	25,193,447	26,037,365	-	26,037,365	215	26,037,150	26,037,150	-	26,037,150
DVMCSS	461,056	9,127,829	8,543,367	-	8,543,367	158	8,543,209	8,543,209	-	8,543,209
CLVHY2	627,496	4,154,327	4,241,876	-	4,241,876	37	4,241,839	4,241,839	-	4,241,839
CLVQF2	589,907	4,344,915	4,229,636	-	4,229,636	46	4,229,590	4,229,590	-	4,229,590
CSCRS	142,824	532,251	524,163	-	524,163	61	524,102	524,102	-	524,102
DWVSVS	160,310	6,151,174	6,101,384	-	6,101,384	54	6,101,330	6,101,330	-	6,101,330
ETVFR	2,133,554	19,638,740	19,522,020	-	19,522,020	507	19,521,513	19,503,429	18,084	19,521,513
FVUS2	9,909	107,694	107,706	-	107,706	-	107,706	107,706	-	107,706
FQB	505	5,548	5,714	3	5,717	-	5,717	5,717	-	5,717
FVSIS2	1,138,920	12,926,051	12,915,349	-	12,915,349	136	12,915,213	12,915,213	-	12,915,213
FEMS2	233,779	2,725,351	2,966,661	-	2,966,661	71	2,966,590	2,966,590	-	2,966,590
FC2	222,704	7,297,190	8,039,628	-	8,039,628	10	8,039,618	8,039,618	-	8,039,618
FAM2	30,857	449,662	457,297	-	457,297	5	457,292	457,292	-	457,292
FB2	1,803,956	32,155,134	34,311,235	-	34,311,235	155	34,311,080	34,311,080	-	34,311,080
FEI2	436,548	9,437,883	10,084,253	-	10,084,253	112	10,084,141	10,084,141	-	10,084,141
FGI2	517,190	10,452,381	11,160,952	-	11,160,952	95	11,160,857	11,160,857	-	11,160,857
FG2	830,954	57,980,696	64,340,764	-	64,340,764	250	64,340,514	64,340,514	-	64,340,514
FHI2	492,567	2,518,985	2,571,199	-	2,571,199	41	2,571,158	2,571,158	-	2,571,158
FIGBP2	1,092,256	13,800,001	14,013,638	-	14,013,638	152	14,013,486	14,013,486	-	14,013,486
FRESS2	331,734	6,244,398	6,452,224	-	6,452,224	72	6,452,152	6,452,152	-	6,452,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
FTVIS2	1,399,695	22,080,514	22,269,152	-	22,269,152	170	22,268,982	22,268,982	-	22,268,982
FTVMD2	412,615	7,992,104	7,649,888	-	7,649,888	145	7,649,743	7,649,743	-	7,649,743
FTVGI2	1,123,997	18,699,279	17,950,230	9	17,950,239	-	17,950,239	17,904,545	45,694	17,950,239
FTVFA2	645,345	4,525,043	4,394,799	-	4,394,799	92	4,394,707	4,394,707	-	4,394,707
GVHQFA	610,271	6,350,274	6,322,411	-	6,322,411	79	6,322,332	6,322,332	-	6,322,332
GVMSAS	101,160	926,349	912,461	-	912,461	1	912,460	912,460	-	912,460
GVGMNS	79,151	946,684	973,555	-	973,555	38	973,517	973,517	-	973,517
RHYS	31,283	2,674,981	2,709,415	-	2,709,415	80	2,709,335	2,709,335	-	2,709,335
GVFRB	346,991	9,038,465	9,007,882	-	9,007,882	145	9,007,737	9,007,737	-	9,007,737
RVMFU	257,187	4,265,882	4,277,026	-	4,277,026	79	4,276,947	4,261,161	15,786	4,276,947
RSRF	392,521	5,823,624	5,432,485	-	5,432,485	145	5,432,340	5,432,340	-	5,432,340
RBKF	21,681	1,910,607	2,107,376	-	2,107,376	73	2,107,303	2,107,303	-	2,107,303
RBMF	32,292	2,376,967	2,453,846	-	2,453,846	95	2,453,751	2,453,751	-	2,453,751
RBF	71,974	6,221,992	6,826,018	-	6,826,018	323	6,825,695	6,825,695	-	6,825,695
RVCMD	11,333	1,011,143	922,283	-	922,283	76	922,207	922,207	-	922,207
RCPF	95,365	6,051,320	6,430,433	-	6,430,433	239	6,430,194	6,430,194	-	6,430,194
RVLDD	54,455	7,915,077	8,895,799	-	8,895,799	190	8,895,609	8,895,609	-	8,895,609
RELF	49,200	4,326,806	5,207,366	-	5,207,366	125	5,207,241	5,207,241	-	5,207,241
RENF	67,395	4,130,222	3,973,607	-	3,973,607	45	3,973,562	3,965,048	8,514	3,973,562
RESF	51,456	1,484,646	1,558,594	-	1,558,594	96	1,558,498	1,558,498	-	1,558,498
RLCE	12,021	1,191,795	1,290,331	-	1,290,331	33	1,290,298	1,290,298	-	1,290,298
RFSF	66,170	5,471,087	5,941,390	-	5,941,390	131	5,941,259	5,941,259	-	5,941,259
RUGB	112,179	3,991,633	3,830,923	-	3,830,923	166	3,830,757	3,830,757	-	3,830,757
RHCF	149,788	10,338,808	11,214,647	-	11,214,647	140	11,214,507	11,194,701	19,806	11,214,507
RINF	37,161	3,789,545	3,865,096	-	3,865,096	163	3,864,933	3,864,933	-	3,864,933
RVIDD	114,443	3,345,505	2,998,406	-	2,998,406	84	2,998,322	2,998,322	-	2,998,322
RJNF	5,740	483,833	489,380	-	489,380	97	489,283	489,283	-	489,283
RVIMC	2,870	175,215	172,366	-	172,366	31	172,335	172,335	-	172,335
RAF	4,605	201,688	189,804	-	189,804	24	189,780	189,780	-	189,780
RVISC	6,699	366,371	360,547	-	360,547	45	360,502	360,502	-	360,502
RUF	11,462	657,045	633,707	-	633,707	44	633,663	633,663	-	633,663
RLCJ	9,351	744,072	798,107	-	798,107	99	798,008	798,008	-	798,008
RLF	26,412	2,584,283	2,800,447	-	2,800,447	35	2,800,412	2,800,412	-	2,800,412
RMED	130,903	2,275,777	2,540,823	-	2,540,823	95	2,540,728	2,540,728	-	2,540,728
RVARS	149,554	3,595,070	3,613,225	-	3,613,225	112	3,613,113	3,613,113	-	3,613,113
RVF	401,978	27,554,666	36,712,683	1,103	36,713,786	-	36,713,786	34,771,136	1,942,650	36,713,786
ROF	392,930	17,361,614	19,198,557	-	19,198,557	90	19,198,467	19,198,467	-	19,198,467
RNF	88,658	10,868,158	12,029,126	-	12,029,126	46	12,029,080	12,029,080	-	12,029,080

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
RPMF	255,545	8,115,789	9,388,717	-	9,388,717	56	9,388,661	9,382,256	6,405	9,388,661
RREF	121,276	5,186,120	5,270,658	-	5,270,658	202	5,270,456	5,270,456	-	5,270,456
RRF	21,125	1,744,340	1,891,972	-	1,891,972	99	1,891,873	1,891,873	-	1,891,873
RMEK	27,687	1,899,378	2,157,668	-	2,157,668	118	2,157,550	2,145,374	12,176	2,157,550
RTF	91,708	24,031,714	28,723,086	895	28,723,981	-	28,723,981	27,169,397	1,554,584	28,723,981
RVLCG	413,581	20,601,881	22,536,042	-	22,536,042	176	22,535,866	22,535,866	-	22,535,866
RVLCV	309,762	16,572,859	17,969,293	-	17,969,293	138	17,969,155	17,969,155	-	17,969,155
RVMCG	176,075	6,162,569	6,368,631	-	6,368,631	124	6,368,507	6,368,507	-	6,368,507
RVMCV	147,759	6,339,081	6,228,034	-	6,228,034	126	6,227,908	6,227,908	-	6,227,908
RVSCG	105,969	5,497,201	5,853,726	-	5,853,726	92	5,853,634	5,853,634	-	5,853,634
RVSCV	61,593	3,815,261	3,911,140	-	3,911,140	104	3,911,036	3,911,036	-	3,911,036
RVSDL	13,935	592,227	574,249	-	574,249	51	574,198	574,198	-	574,198
RTEC	78,331	9,112,959	9,859,534	-	9,859,534	136	9,859,398	9,859,398	-	9,859,398
RTEL	10,329	622,558	628,437	-	628,437	48	628,389	628,389	-	628,389
RTRF	32,835	2,504,997	2,648,499	-	2,648,499	54	2,648,445	2,648,445	-	2,648,445
RUTL	136,594	4,490,497	4,611,415	-	4,611,415	196	4,611,219	4,611,219	-	4,611,219
RVWDL	4,459	245,538	250,470	-	250,470	43	250,427	250,427	-	250,427
IVBRA2	473,926	5,091,242	5,085,230	-	5,085,230	104	5,085,126	5,085,126	-	5,085,126
AVIE2	43,238	1,605,593	1,663,791	-	1,663,791	49	1,663,742	1,663,742	-	1,663,742
IVEW52	568,458	10,748,403	12,199,100	-	12,199,100	74	12,199,026	12,199,026	-	12,199,026
OVIGS	1,381,466	3,367,622	3,536,554	-	3,536,554	38	3,536,516	3,536,516	-	3,536,516
OVGSS	342,398	14,890,919	14,363,614	-	14,363,614	178	14,363,436	14,363,436	-	14,363,436
OVSCS	255,409	6,044,777	5,846,301	-	5,846,301	51	5,846,250	5,846,250	-	5,846,250
WRASP	1,443,792	12,738,712	13,716,170	-	13,716,170	162	13,716,008	13,716,008	-	13,716,008
WRENG	383,505	1,798,539	1,533,944	-	1,533,944	32	1,533,912	1,533,912	-	1,533,912
JPIGA2	107,203	1,746,688	1,884,631	-	1,884,631	56	1,884,575	1,884,575	-	1,884,575
JPIIB2	89,663	943,287	997,056	-	997,056	30	997,026	997,026	-	997,026
JABS	428,467	16,385,364	17,867,061	-	17,867,061	32	17,867,029	17,867,029	-	17,867,029
JAMGS	151,102	10,627,089	12,077,599	-	12,077,599	61	12,077,538	12,077,538	-	12,077,538
JAFBS	253,325	3,215,001	3,290,687	-	3,290,687	53	3,290,634	3,290,634	-	3,290,634
JAGTS	1,062,029	14,111,616	15,962,297	-	15,962,297	81	15,962,216	15,962,216	-	15,962,216
LZREMS	837,772	17,423,062	18,430,984	-	18,430,984	190	18,430,794	18,430,794	-	18,430,794
LPWHY2	885,852	6,590,862	6,581,882	-	6,581,882	122	6,581,760	6,573,798	7,962	6,581,760
LPVCA2	156,721	4,156,973	4,331,758	-	4,331,758	38	4,331,720	4,331,720	-	4,331,720
SBVI	88,355	1,506,169	1,878,434	-	1,878,434	5	1,878,429	1,878,429	-	1,878,429
SBVSG2	195,359	5,445,257	5,100,812	-	5,100,812	68	5,100,744	5,100,744	-	5,100,744
LOVTRC	326,459	5,472,695	5,500,841	-	5,500,841	63	5,500,778	5,500,778	-	5,500,778
LOVSDC	869,379	12,558,146	12,406,044	-	12,406,044	54	12,405,990	12,405,990	-	12,405,990

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
MNCPS2	480,280	6,550,592	6,469,234	-	6,469,234	106	6,469,128	6,469,128	-	6,469,128
MV3MVS	661,677	5,562,404	5,723,504	-	5,723,504	77	5,723,427	5,723,427	-	5,723,427
MVBRES	66,938	3,309,200	3,516,946	-	3,516,946	29	3,516,917	3,516,917	-	3,516,917
MVGTAS	100,842	1,542,214	1,570,109	-	1,570,109	33	1,570,076	1,570,076	-	1,570,076
MVUSC	105,801	3,350,059	3,656,488	-	3,656,488	40	3,656,448	3,656,448	-	3,656,448
MVIGSC	30,178	420,385	425,809	-	425,809	7	425,802	425,802	-	425,802
MVIVSC	858,246	22,750,792	25,292,516	-	25,292,516	76	25,292,440	25,292,440	-	25,292,440
MGRFV	399,842	4,500,963	4,558,201	-	4,558,201	85	4,558,116	4,539,670	18,446	4,558,116
MSVEG2	58,778	1,886,652	1,969,644	-	1,969,644	14	1,969,630	1,969,630	-	1,969,630
MSGI2	868,179	6,601,356	6,997,526	-	6,997,526	187	6,997,339	6,997,339	-	6,997,339
MSEMB	1,637,104	12,571,005	12,458,363	-	12,458,363	162	12,458,201	12,443,344	14,857	12,458,201
MSVGT2	132,688	1,369,976	1,439,668	-	1,439,668	48	1,439,620	1,439,620	-	1,439,620
VKVGR2	1,548,247	16,397,485	16,721,072	-	16,721,072	111	16,720,961	16,699,162	21,799	16,720,961
NVFIII	62,220	669,205	665,130	4	665,134	-	665,134	665,134	-	665,134
GBF	454,114	5,049,690	4,936,219	-	4,936,219	103	4,936,116	4,936,116	-	4,936,116
GBF2	973,667	10,528,897	10,535,080	-	10,535,080	57	10,535,023	10,535,023	-	10,535,023
MSBF	1,307,200	11,745,965	11,947,808	-	11,947,808	129	11,947,679	11,947,679	-	11,947,679
HIBF	660,105	4,333,661	4,297,284	-	4,297,284	54	4,297,230	4,297,230	-	4,297,230
GVABD2	610,681	6,950,672	7,212,146	-	7,212,146	40	7,212,106	7,212,106	-	7,212,106
NVLCP2	747,741	8,620,276	8,606,493	-	8,606,493	50	8,606,443	8,606,443	-	8,606,443
NVCBD2	403,132	4,380,238	4,422,361	-	4,422,361	24	4,422,337	4,422,337	-	4,422,337
NVSTB2	1,482,087	15,245,003	15,221,036	-	15,221,036	109	15,220,927	15,220,927	-	15,220,927
NVBX	3,726,485	39,001,528	39,724,332	-	39,724,332	124	39,724,208	39,724,208	-	39,724,208
SAM	32,102	32,102	32,102	-	32,102	3	32,099	32,099	-	32,099
NVMM2	127,287,230	127,287,230	127,287,230	160	127,287,390	-	127,287,390	127,246,368	41,022	127,287,390
NVGEII	20,659	237,299	243,978	4	243,982	-	243,982	243,982	-	243,982
NJMMA2	4,292	42,306	42,496	-	42,496	5	42,491	42,491	-	42,491
NVMGA2	184,195	1,912,386	1,994,827	-	1,994,827	44	1,994,783	1,994,783	-	1,994,783
NAMGI2	343,383	3,855,749	4,075,954	-	4,075,954	39	4,075,915	4,075,915	-	4,075,915
NVMLG2	643,254	8,208,704	7,873,423	-	7,873,423	161	7,873,262	7,873,262	-	7,873,262
NVMLV2	1,440,594	13,573,847	11,135,793	-	11,135,793	187	11,135,606	11,135,606	-	11,135,606
NVMMG1	11,778	129,325	116,716	-	116,716	8	116,708	116,708	-	116,708
NVMMG2	1,254,135	12,736,288	11,575,662	-	11,575,662	28	11,575,634	11,575,634	-	11,575,634
NVMIG6	524,638	5,767,672	5,875,942	-	5,875,942	140	5,875,802	5,875,802	-	5,875,802
NVRE2	910,597	6,387,040	7,048,018	-	7,048,018	89	7,047,929	7,047,929	-	7,047,929
NVMMV2	1,012,706	9,287,048	8,142,153	-	8,142,153	199	8,141,954	8,141,954	-	8,141,954
NVNMO2	354,295	4,003,524	4,109,819	-	4,109,819	38	4,109,781	4,109,781	-	4,109,781
NVNSR2	98,044	1,263,303	1,308,889	-	1,308,889	26	1,308,863	1,308,863	-	1,308,863

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
NVAMV2	243,950	3,638,614	3,712,919	-	3,712,919	10	3,712,909	3,712,909	-	3,712,909
NVOLG2	695,726	12,660,775	12,237,824	-	12,237,824	113	12,237,711	12,237,711	-	12,237,711
NVTIV3	132,771	1,506,257	1,376,831	-	1,376,831	55	1,376,776	1,376,776	-	1,376,776
DTRTFB	322,427	3,196,853	3,237,166	-	3,237,166	28	3,237,138	3,237,138	-	3,237,138
TRF	146,455	3,201,511	3,393,359	-	3,393,359	99	3,393,260	3,393,260	-	3,393,260
TRF2	59,129	1,256,740	1,364,700	-	1,364,700	20	1,364,680	1,364,680	-	1,364,680
EIF2	295,177	5,645,102	5,826,797	-	5,826,797	63	5,826,734	5,826,734	-	5,826,734
SCGF	398,264	6,643,118	6,364,256	-	6,364,256	77	6,364,179	6,364,179	-	6,364,179
SCGF2	273,694	3,804,333	3,919,304	-	3,919,304	37	3,919,267	3,919,267	-	3,919,267
SCF	394,599	6,878,695	6,716,067	-	6,716,067	53	6,716,014	6,716,014	-	6,716,014
SCF2	169,109	2,882,028	2,648,242	-	2,648,242	29	2,648,213	2,648,213	-	2,648,213
GEM	238,548	3,029,526	3,208,467	-	3,208,467	98	3,208,369	3,208,369	-	3,208,369
GEM2	310,861	3,945,737	4,128,232	-	4,128,232	51	4,128,181	4,128,181	-	4,128,181
NVIE6	300,895	3,281,274	3,243,652	-	3,243,652	43	3,243,609	3,243,609	-	3,243,609
SCVF	368,870	4,077,317	3,094,823	-	3,094,823	122	3,094,701	3,094,701	-	3,094,701
SCVF2	336,021	3,682,377	2,691,527	-	2,691,527	42	2,691,485	2,691,485	-	2,691,485
GVAGG2	806,833	25,297,716	26,819,131	-	26,819,131	70	26,819,061	26,819,061	-	26,819,061
GVAGR2	425,799	36,882,233	37,287,177	-	37,287,177	66	37,287,111	37,287,111	-	37,287,111
GVAGI2	594,049	32,845,844	33,385,568	-	33,385,568	86	33,385,482	33,385,482	-	33,385,482
GVDIV2	600,173	5,732,096	4,693,355	-	4,693,355	113	4,693,242	4,693,242	-	4,693,242
NVSIX2	4,342,086	45,914,894	35,040,637	-	35,040,637	228	35,040,409	35,040,409	-	35,040,409
NVIX	4,141,754	41,050,986	42,287,304	-	42,287,304	166	42,287,138	42,287,138	-	42,287,138
MCIF	2,405,389	56,967,089	51,908,300	-	51,908,300	150	51,908,150	51,908,150	-	51,908,150
GVEX1	12,692,512	223,568,201	249,154,003	-	249,154,003	273	249,153,730	249,153,730	-	249,153,730
GVIDA	487,807	6,248,811	6,048,802	-	6,048,802	33	6,048,769	6,048,769	-	6,048,769
NAMAA2	396,672	4,405,979	4,680,729	-	4,680,729	41	4,680,688	4,680,688	-	4,680,688
GVDMA	2,151,154	28,507,577	26,910,937	-	26,910,937	26	26,910,911	26,898,238	12,673	26,910,911
GVIDM	6,396,951	78,573,654	74,204,632	-	74,204,632	181	74,204,451	74,204,451	-	74,204,451
GVDMC	2,350,686	25,990,928	25,105,325	84	25,105,409	-	25,105,409	24,875,683	229,726	25,105,409
GVIDC	2,000,649	19,888,475	19,966,473	-	19,966,473	116	19,966,357	19,966,357	-	19,966,357
GVAAA2	3,047,523	77,046,322	79,692,737	-	79,692,737	248	79,692,489	79,692,489	-	79,692,489
NVCRA2	1,017,295	10,275,913	9,898,278	-	9,898,278	96	9,898,182	9,898,182	-	9,898,182
NVCMA2	966,105	9,030,691	8,453,417	15	8,453,432	-	8,453,432	8,441,023	12,409	8,453,432
NVCCA2	1,665,286	17,849,927	16,619,559	-	16,619,559	101	16,619,458	16,619,458	-	16,619,458
NVCMD2	1,868,845	19,767,396	18,987,465	-	18,987,465	93	18,987,372	18,987,372	-	18,987,372
NVCRB2	1,171,042	12,688,108	12,190,546	-	12,190,546	137	12,190,409	12,190,409	-	12,190,409
NVCMC2	969,613	10,213,321	9,967,619	-	9,967,619	76	9,967,543	9,967,543	-	9,967,543
NVCCN2	1,431,475	14,586,756	14,572,418	-	14,572,418	18	14,572,400	14,572,400	-	14,572,400

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
NVDBL2	832,724	12,856,326	12,707,368	-	12,707,368	60	12,707,308	12,707,308	-	12,707,308
NVDCA2	535,043	9,551,081	9,336,508	-	9,336,508	57	9,336,451	9,336,451	-	9,336,451
NVLM2	513,874	6,245,663	6,562,167	-	6,562,167	106	6,562,061	6,562,061	-	6,562,061
NVLCA2	411,161	5,358,669	5,402,657	16	5,402,673	-	5,402,673	5,402,673	-	5,402,673
NCPG2	126,775	1,364,893	1,342,550	-	1,342,550	65	1,342,485	1,342,485	-	1,342,485
NCPGI2	120,490	1,283,497	1,268,758	-	1,268,758	35	1,268,723	1,268,723	-	1,268,723
IDPG2	193,594	2,265,440	2,224,399	-	2,224,399	32	2,224,367	2,224,367	-	2,224,367
IDPGI2	295,286	3,241,995	3,262,906	-	3,262,906	19	3,262,887	3,262,887	-	3,262,887
NBARMS	130,157	1,254,415	1,340,620	-	1,340,620	42	1,340,578	1,340,578	-	1,340,578
NO7TB	68,553	795,507	863,767	-	863,767	46	863,721	863,721	-	863,721
NOVPI2	381,790	3,725,360	3,760,632	-	3,760,632	87	3,760,545	3,760,545	-	3,760,545
NOTBBA	1,779,596	18,012,673	16,229,912	-	16,229,912	86	16,229,826	16,229,826	-	16,229,826
PMVSTA	616,697	6,371,050	6,364,318	-	6,364,318	352	6,363,966	6,363,966	-	6,363,966
PMVIV	1,651,275	17,465,270	17,949,356	-	17,949,356	1,541	17,947,815	17,947,815	-	17,947,815
PMVFHV	386,852	4,277,763	4,379,170	-	4,379,170	249	4,378,921	4,378,921	-	4,378,921
PMUBA	378,060	3,964,525	3,928,043	-	3,928,043	300	3,927,743	3,927,743	-	3,927,743
PMVAAD	626,571	6,673,556	6,842,156	-	6,842,156	133	6,842,023	6,842,023	-	6,842,023
PMVFAD	210,679	2,123,367	2,117,327	-	2,117,327	204	2,117,123	2,117,123	-	2,117,123
PMVLAD	1,567,616	15,910,291	15,989,686	-	15,989,686	610	15,989,076	15,989,076	-	15,989,076
PMVTRD	2,416,941	26,124,106	26,634,691	-	26,634,691	2,346	26,632,345	26,632,345	-	26,632,345
PMVRSD	355,547	2,477,950	2,307,500	-	2,307,500	69	2,307,431	2,307,431	-	2,307,431
PMVEBD	457,684	5,856,236	6,036,852	-	6,036,852	866	6,035,986	6,035,986	-	6,035,986
PMVGBD	297,957	3,583,777	3,381,808	-	3,381,808	273	3,381,535	3,381,535	-	3,381,535
PMVHYD	2,754,672	21,652,205	21,899,640	-	21,899,640	2,496	21,897,144	21,897,144	-	21,897,144
PROUSN	7,527	151,837	143,170	-	143,170	20	143,150	143,150	-	143,150
PROAHY	536,805	15,320,025	15,411,670	-	15,411,670	88	15,411,582	15,411,582	-	15,411,582
PROA30	16,606	975,294	1,032,089	-	1,032,089	70	1,032,019	1,032,019	-	1,032,019
PROBNK	61,094	1,626,941	1,755,834	-	1,755,834	80	1,755,754	1,755,754	-	1,755,754
PROBM	20,586	1,286,133	1,332,150	-	1,332,150	72	1,332,078	1,332,078	-	1,332,078
PROBR	8,294	227,563	219,621	-	219,621	29	219,592	219,592	-	219,592
PROBIO	66,118	4,482,032	5,033,527	-	5,033,527	103	5,033,424	5,033,424	-	5,033,424
PROBL	130,497	6,800,281	6,997,272	-	6,997,272	85	6,997,187	6,997,187	-	6,997,187
PROCG	46,849	2,113,733	2,258,581	-	2,258,581	95	2,258,486	2,258,486	-	2,258,486
PROCS	48,296	3,864,981	4,007,132	-	4,007,132	113	4,007,019	4,007,019	-	4,007,019
PROEM	97,480	2,705,151	2,834,719	-	2,834,719	94	2,834,625	2,834,625	-	2,834,625
PROE30	92,019	2,048,100	2,162,453	-	2,162,453	83	2,162,370	2,162,370	-	2,162,370
PROFIN	97,862	4,220,496	4,507,503	-	4,507,503	71	4,507,432	4,507,432	-	4,507,432
PROHC	104,251	7,644,637	7,809,468	-	7,809,468	134	7,809,334	7,809,334	-	7,809,334

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
PROIND	56,201	4,297,585	4,453,915	-	4,453,915	41	4,453,874	4,453,874	-	4,453,874
PROINT	53,112	1,028,499	1,044,175	-	1,044,175	48	1,044,127	1,044,127	-	1,044,127
PRONET	132,501	5,709,050	5,710,793	-	5,710,793	103	5,710,690	5,710,690	-	5,710,690
PROJP	16,848	914,578	927,640	-	927,640	49	927,591	927,591	-	927,591
PRON	200,236	9,291,890	10,348,207	-	10,348,207	14	10,348,193	10,348,193	-	10,348,193
PROOG	140,101	4,616,381	4,183,426	-	4,183,426	98	4,183,328	4,183,328	-	4,183,328
PROPHR	39,922	1,303,748	1,368,915	-	1,368,915	82	1,368,833	1,368,833	-	1,368,833
PROPM	124,109	2,820,615	3,095,289	-	3,095,289	116	3,095,173	3,095,173	-	3,095,173
PRORE	47,246	3,033,531	3,073,375	-	3,073,375	119	3,073,256	3,073,256	-	3,073,256
PRORRO	6,355	235,209	242,833	-	242,833	26	242,807	242,807	-	242,807
PROSCN	61,316	3,609,878	3,716,389	-	3,716,389	77	3,716,312	3,716,312	-	3,716,312
PROSEM	3,123	106,587	107,267	-	107,267	14	107,253	107,253	-	107,253
PROSIN	3,364	126,256	118,311	-	118,311	32	118,279	118,279	-	118,279
PROSN	1,494	48,541	47,645	-	47,645	17	47,628	47,628	-	47,628
PROTEC	169,218	8,606,530	9,623,422	-	9,623,422	145	9,623,277	9,623,277	-	9,623,277
PROTEL	14,546	450,962	458,633	-	458,633	33	458,600	458,600	-	458,600
PROGVP	36,500	1,005,633	990,978	494	991,472	-	991,472	991,472	-	991,472
PROUN	48,999	4,855,376	5,987,176	-	5,987,176	90	5,987,086	5,987,086	-	5,987,086
PROUTL	130,862	6,415,074	6,600,701	-	6,600,701	56	6,600,645	6,600,645	-	6,600,645
PVEIB	265,823	6,449,145	7,145,313	-	7,145,313	48	7,145,265	7,145,265	-	7,145,265
TRHS2	348,961	14,729,358	16,568,679	-	16,568,679	81	16,568,598	16,568,598	-	16,568,598
VVGGS	333,265	2,774,946	2,876,079	-	2,876,079	44	2,876,035	2,876,035	-	2,876,035
VEEMS	15,663	210,530	234,162	-	234,162	6	234,156	234,156	-	234,156
VWHAS	397,253	7,791,174	7,253,833	-	7,253,833	94	7,253,739	7,253,739	-	7,253,739
VWHA	123,310	2,803,490	2,347,819	-	2,347,819	109	2,347,710	2,347,710	-	2,347,710
VRVDRA	176,626	3,435,920	3,274,640	-	3,274,640	3	3,274,637	3,274,637	-	3,274,637
Total (unaudited)			$2,512,626,969	$78,644	$2,512,705,613	$29,127	$2,512,676,486	$2,508,693,893	$3,982,593	$2,512,676,486

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVBWB	ALVIVB	ARLPE3	AAEIP3	ACVIG	ACVIP2	ACVU1
Reinvested dividends	$46,296,065	17,374	2,344	-	42,116	242,951	235,909	-
Mortality and expense risk charges (note 2)	(30,285,832)	(10,131)	(3,053)	(29,386)	(41,774)	(178,345)	(138,202)	(18,953)
Net investment income (loss)	16,010,233	7,243	(709)	(29,386)	342	64,606	97,707	(18,953)
Realized gain (loss) on investments	4,422,905	(17,136)	(7,437)	1,735	(190,293)	263,694	(32,933)	6,961
Change in unrealized gain (loss) on investments	264,839,115	34,447	41,353	672,942	643,615	1,012,202	680,492	261,946
Net gain (loss) on investments	269,262,020	17,311	33,916	674,677	453,322	1,275,896	647,559	268,907
Reinvested capital gains	107,609,011	90,130	-	36,794	-	974,451	-	153,913
Net increase (decrease) in contract owners’ equity resulting from operations	$392,881,264	114,684	33,207	682,085	453,664	2,314,953	745,266	403,867

Investment Activity:	ACVV	AMVCB4	AMVBC4	AMVI4	AMVNW4	AMVGS4	PIHYB2	BRVDA3
Reinvested dividends	$243,616	468,982	451,828	109,900	91,077	558	11,407	37,035
Mortality and expense risk charges (note 2)	(169,847)	(215,258)	(256,213)	(93,509)	(117,390)	(78,648)	(3,474)	(14,335)
Net investment income (loss)	73,769	253,724	195,615	16,391	(26,313)	(78,090)	7,933	22,700
Realized gain (loss) on investments	37,095	106,169	(14,938)	72,271	111,125	316,801	(12,993)	23,950
Change in unrealized gain (loss) on investments	1,823,460	2,104,530	2,018,564	1,195,875	2,127,164	849,563	34,901	121,613
Net gain (loss) on investments	1,860,555	2,210,699	2,003,626	1,268,146	2,238,289	1,166,364	21,908	145,563
Reinvested capital gains	676,700	-	1,843,506	222,200	427,577	419,448	-	18,772
Net increase (decrease) in contract owners’ equity resulting from operations	$2,611,024	2,464,423	4,042,747	1,506,737	2,639,553	1,507,722	29,841	187,035

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	BRVED3	BRVHY3	BRVTR3	MLVGA3	DVMCSS	CLVHY2	CLVQF2	CSCRS
Reinvested dividends	$125,420	689,312	139,675	319,275	31,482	120,644	-	6,248
Mortality and expense risk charges (note 2)	(89,798)	(153,976)	(67,380)	(358,793)	(100,149)	(31,952)	(42,124)	(8,611)
Net investment income (loss)	35,622	535,336	72,295	(39,518)	(68,667)	88,692	(42,124)	(2,363)
Realized gain (loss) on investments	(36,454)	(177,625)	91,380	(228,332)	(27,655)	56,275	(41,859)	(49,588)
Change in unrealized gain (loss) on investments	1,080,595	1,147,280	186,362	3,072,518	847,113	142,329	28,576	71,868
Net gain (loss) on investments	1,044,141	969,655	277,742	2,844,186	819,458	198,604	(13,283)	22,280
Reinvested capital gains	459,501	-	25,234	1,001,198	570,905	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,539,264	1,504,991	375,271	3,805,866	1,321,696	287,296	(55,407)	19,917

Investment Activity:	DWVSVS	ETVFR	FVUS2	FQB	FVSIS2	FEMS2	FC2	FAM2
Reinvested dividends	$36,604	837,259	-	161	384,882	37,020	15,140	7,010
Mortality and expense risk charges (note 2)	(56,878)	(261,457)	(251)	(72)	(152,123)	(18,655)	(86,962)	(5,589)
Net investment income (loss)	(20,274)	575,802	(251)	89	232,759	18,365	(71,822)	1,421
Realized gain (loss) on investments	(82,119)	(179,216)	398	-	(30,013)	23,667	(36,376)	(3,453)
Change in unrealized gain (loss) on investments	810,149	643,273	12	336	698,671	274,258	1,049,847	51,697
Net gain (loss) on investments	728,030	464,057	410	336	668,658	297,925	1,013,471	48,244
Reinvested capital gains	377,441	-	-	-	91,128	-	695,732	18,754
Net increase (decrease) in contract owners’ equity resulting from operations	$1,085,197	1,039,859	159	425	992,545	316,290	1,637,381	68,419

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FB2	FEI2	FGI2	FG2	FHI2	FIGBP2	FRESS2	FTVIS2
Reinvested dividends	$469,687	177,324	323,388	27,411	135,016	318,772	80,452	1,145,172
Mortality and expense risk charges (note 2)	(349,045)	(155,681)	(116,332)	(700,012)	(41,783)	(137,113)	(63,507)	(294,181)
Net investment income (loss)	120,642	21,643	207,056	(672,601)	93,233	181,659	16,945	850,991
Realized gain (loss) on investments	152,714	(338,046)	(260,129)	39,904	(38,806)	79,804	141,394	357,358
Change in unrealized gain (loss) on investments	3,909,200	1,792,566	1,476,082	12,150,777	294,245	428,497	565,024	1,006,452
Net gain (loss) on investments	4,061,914	1,454,520	1,215,953	12,190,681	255,439	508,301	706,418	1,363,810
Reinvested capital gains	1,017,046	773,188	758,364	3,122,780	-	-	90,612	346,113
Net increase (decrease) in contract owners’ equity resulting from operations	$5,199,602	2,249,351	2,181,373	14,640,860	348,672	689,960	813,975	2,560,914

Investment Activity:	FTVMD2	FTVGI2	FTVFA2	GVHQFA	GVMSAS	GVGMNS	RHYS	GVFRB
Reinvested dividends	$121,499	1,329,230	150,823	126,809	24,764	13,849	33,298	562,148
Mortality and expense risk charges (note 2)	(101,129)	(223,120)	(52,088)	(79,001)	(4,399)	(13,120)	(19,761)	(177,336)
Net investment income (loss)	20,370	1,106,110	98,735	47,808	20,365	729	13,537	384,812
Realized gain (loss) on investments	(43,336)	167,888	(60,732)	(10,022)	1,258	741	64,227	(117,593)
Change in unrealized gain (loss) on investments	743,357	(1,141,061)	361,151	4,029	(9,407)	39,048	55,282	381,142
Net gain (loss) on investments	700,021	(973,173)	300,419	(5,993)	(8,149)	39,789	119,509	263,549
Reinvested capital gains	763,230	-	278,052	-	-	40,503	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,483,621	132,937	677,206	41,815	12,216	81,021	133,046	648,361

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	RVMFU	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$42,420	35,870	18,457	-	-	13,162	56,122	56,474
Mortality and expense risk charges (note 2)	(60,985)	(81,816)	(29,113)	(38,312)	(98,855)	(12,944)	(82,425)	(137,205)
Net investment income (loss)	(18,565)	(45,946)	(10,656)	(38,312)	(98,855)	218	(26,303)	(80,731)
Realized gain (loss) on investments	(203,676)	(295,772)	(68,940)	(323,061)	(480,547)	(59,113)	341,451	2,055,639
Change in unrealized gain (loss) on investments	533,064	521,315	548,973	655,397	1,771,222	177,188	757,641	1,727,698
Net gain (loss) on investments	329,388	225,543	480,033	332,336	1,290,675	118,075	1,099,092	3,783,337
Reinvested capital gains	-	-	-	132,053	167,101	-	13,557	-
Net increase (decrease) in contract owners’ equity resulting from operations	$310,823	179,597	469,377	426,077	1,358,921	118,293	1,086,346	3,702,606

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$-	9,631	-	11,565	45,307	75,188	-	-
Mortality and expense risk charges (note 2)	(61,303)	(72,406)	(31,420)	(16,381)	(73,812)	(80,851)	(153,756)	(62,900)
Net investment income (loss)	(61,303)	(62,775)	(31,420)	(4,816)	(28,505)	(5,663)	(153,756)	(62,900)
Realized gain (loss) on investments	345,691	(1,877,943)	(792,832)	117,353	87,674	1,471,910	(80,701)	67,609
Change in unrealized gain (loss) on investments	1,496,948	2,298,765	863,404	194,242	942,578	(526,347)	2,011,179	885,277
Net gain (loss) on investments	1,842,639	420,822	70,572	311,595	1,030,252	945,563	1,930,478	952,886
Reinvested capital gains	55,958	-	-	-	211,738	-	209,973	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,837,294	358,047	39,152	306,779	1,213,485	939,900	1,986,695	889,986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	983	3,285	3,931	8,625	9,201	7,717
Mortality and expense risk charges (note 2)	(45,256)	(8,546)	(3,442)	(6,917)	(10,393)	(12,412)	(10,245)	(42,835)
Net investment income (loss)	(45,256)	(8,546)	(2,459)	(3,632)	(6,462)	(3,787)	(1,044)	(35,118)
Realized gain (loss) on investments	(429,473)	(139,144)	(47,010)	(222,325)	(114,763)	(237,073)	132,299	34,981
Change in unrealized gain (loss) on investments	(351,885)	45,301	(6,955)	(37,336)	(52,634)	(39,964)	63,827	663,486
Net gain (loss) on investments	(781,358)	(93,843)	(53,965)	(259,661)	(167,397)	(277,037)	196,126	698,467
Reinvested capital gains	-	-	-	-	-	-	-	30,898
Net increase (decrease) in contract owners’ equity resulting from operations	$(826,614)	(102,389)	(56,424)	(263,293)	(173,859)	(280,824)	195,082	694,247

Investment Activity:	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$28,221	121,789	48,399	24,943	91,152	-	95,304	-
Mortality and expense risk charges (note 2)	(37,969)	(63,192)	(387,630)	(276,334)	(128,198)	(98,670)	(78,825)	(32,731)
Net investment income (loss)	(9,748)	58,597	(339,231)	(251,391)	(37,046)	(98,670)	16,479	(32,731)
Realized gain (loss) on investments	(439,189)	24,496	(1,042,622)	974,875	1,172,542	2,091,236	538,746	(72,305)
Change in unrealized gain (loss) on investments	1,211,316	111,142	17,534,111	4,453,740	2,473,005	758,781	484,081	582,557
Net gain (loss) on investments	772,127	135,638	16,491,489	5,428,615	3,645,547	2,850,017	1,022,827	510,252
Reinvested capital gains	-	-	-	451,002	-	-	47,023	-
Net increase (decrease) in contract owners’ equity resulting from operations	$762,379	194,235	16,152,258	5,628,226	3,608,501	2,751,347	1,086,329	477,521

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
Reinvested dividends	$-	-	-	150,427	-	-	-	12,113
Mortality and expense risk charges (note 2)	(37,426)	(328,747)	(324,882)	(274,417)	(98,405)	(99,058)	(94,542)	(57,532)
Net investment income (loss)	(37,426)	(328,747)	(324,882)	(123,990)	(98,405)	(99,058)	(94,542)	(45,419)
Realized gain (loss) on investments	176,895	1,443,865	(1,545,449)	(1,751,229)	(1,066,346)	(637,018)	(2,038,423)	(915,443)
Change in unrealized gain (loss) on investments	618,339	10,391,372	6,615,975	5,499,122	2,085,740	1,920,960	3,004,580	1,701,119
Net gain (loss) on investments	795,234	11,835,237	5,070,526	3,747,893	1,019,394	1,283,942	966,157	785,676
Reinvested capital gains	-	-	502,787	225,490	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$757,808	11,506,490	5,248,431	3,849,393	920,989	1,184,884	871,615	740,257

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	IVBRA2	AVIE2
Reinvested dividends	$8,439	-	-	-	10,171	2,236	-	19,382
Mortality and expense risk charges (note 2)	(15,036)	(156,762)	(10,485)	(40,582)	(74,771)	(3,495)	(67,682)	(15,981)
Net investment income (loss)	(6,597)	(156,762)	(10,485)	(40,582)	(64,600)	(1,259)	(67,682)	3,401
Realized gain (loss) on investments	36,449	659,514	(52,650)	(244,724)	649,030	(25,034)	(72,513)	13,288
Change in unrealized gain (loss) on investments	(3,295)	2,055,627	134,050	831,711	205,967	2,981	746,445	213,802
Net gain (loss) on investments	33,154	2,715,141	81,400	586,987	854,997	(22,053)	673,932	227,090
Reinvested capital gains	-	371,561	-	1,387	-	-	-	97,419
Net increase (decrease) in contract owners’ equity resulting from operations	$26,557	2,929,940	70,915	547,792	790,397	(23,312)	606,250	327,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	IVEW52	OVIGS	OVGSS	OVSCS	WRASP	WRENG	JPIGA2	JPIIB2
Reinvested dividends	$169,820	21,547	76,975	-	280,344	-	29,965	24,450
Mortality and expense risk charges (note 2)	(125,423)	(35,198)	(151,401)	(61,640)	(196,975)	(14,815)	(19,507)	(9,690)
Net investment income (loss)	44,397	(13,651)	(74,426)	(61,640)	83,369	(14,815)	10,458	14,760
Realized gain (loss) on investments	270,946	12,267	(97,481)	12,574	(393,248)	(205,758)	55,494	6,907
Change in unrealized gain (loss) on investments	1,860,112	550,840	1,525,706	703,877	2,283,783	269,364	180,033	74,019
Net gain (loss) on investments	2,131,058	563,107	1,428,225	716,451	1,890,535	63,606	235,527	80,926
Reinvested capital gains	208,717	148,971	1,738,370	492,204	535,431	-	-	2,058
Net increase (decrease) in contract owners’ equity resulting from operations	$2,384,172	698,427	3,092,169	1,147,015	2,509,335	48,791	245,985	97,744

Investment Activity:	JABS	JAMGS	JAFBS	JAGTS	LZREMS	LPWHY2	LPVCA2	SBVI
Reinvested dividends	$220,161	5,356	90,134	48,729	149,793	237,302	29,922	31,228
Mortality and expense risk charges (note 2)	(139,098)	(112,833)	(39,525)	(140,624)	(216,676)	(64,128)	(39,279)	(23,719)
Net investment income (loss)	81,063	(107,477)	50,609	(91,895)	(66,883)	173,174	(9,357)	7,509
Realized gain (loss) on investments	349,989	402,338	(54,503)	838,677	175,053	(21,285)	21,952	29,899
Change in unrealized gain (loss) on investments	1,450,043	1,778,664	267,663	2,388,315	2,444,963	411,109	735,777	275,538
Net gain (loss) on investments	1,800,032	2,181,002	213,160	3,226,992	2,620,016	389,824	757,729	305,437
Reinvested capital gains	278,417	587,796	-	809,007	-	-	74,283	113,326
Net increase (decrease) in contract owners’ equity resulting from operations	$2,159,512	2,661,321	263,769	3,944,104	2,553,133	562,998	822,655	426,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	SBVSG2	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS	MVUSC
Reinvested dividends	$-	143,189	411,166	58,913	47,274	38,658	43,219	106,586
Mortality and expense risk charges (note 2)	(50,078)	(58,851)	(119,375)	(64,255)	(53,524)	(33,546)	(23,848)	(29,833)
Net investment income (loss)	(50,078)	84,338	291,791	(5,342)	(6,250)	5,112	19,371	76,753
Realized gain (loss) on investments	17,132	8,817	(50,816)	74,830	41,059	15,991	(14,346)	131,020
Change in unrealized gain (loss) on investments	448,639	228,329	115,348	173,060	645,350	428,303	162,095	283,196
Net gain (loss) on investments	465,771	237,146	64,532	247,890	686,409	444,294	147,749	414,216
Reinvested capital gains	476,047	-	-	541,299	408,595	234,869	38,992	8,442
Net increase (decrease) in contract owners’ equity resulting from operations	$891,740	321,484	356,323	783,847	1,088,754	684,275	206,112	499,411

Investment Activity:	MVIGSC	MVIVSC	MGRFV	MSVEG2	MSGI2	MSEMB	MSVGT2	VKVGR2
Reinvested dividends	$1,594	325,552	46,050	-	162,784	644,114	24,623	425,326
Mortality and expense risk charges (note 2)	(1,177)	(224,071)	(61,149)	(4,097)	(82,897)	(154,614)	(20,216)	(207,046)
Net investment income (loss)	417	101,481	(15,099)	(4,097)	79,887	489,500	4,407	218,280
Realized gain (loss) on investments	(155)	227,299	104,170	(8,975)	3,993	(14,909)	28,820	143,983
Change in unrealized gain (loss) on investments	5,423	3,569,915	(72,906)	82,991	1,118,855	930,390	117,817	1,298,185
Net gain (loss) on investments	5,268	3,797,214	31,264	74,016	1,122,848	915,481	146,637	1,442,168
Reinvested capital gains	17,662	682,443	203,692	2,782	289,974	-	59,874	795,872
Net increase (decrease) in contract owners’ equity resulting from operations	$23,347	4,581,138	219,857	72,701	1,492,709	1,404,981	210,918	2,456,320

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	NVFIII	GBF	GBF2	MSBF	HIBF	GVABD2	NVLCP2	NVCBD2
Reinvested dividends	$6,158	142,848	244,534	591,902	235,882	132,562	152,236	117,971
Mortality and expense risk charges (note 2)	(3,006)	(101,322)	(89,727)	(173,031)	(51,475)	(77,708)	(74,103)	(40,820)
Net investment income (loss)	3,152	41,526	154,807	418,871	184,407	54,854	78,133	77,151
Realized gain (loss) on investments	9,373	241,258	263,711	(182,950)	29,613	33,007	141,812	9,813
Change in unrealized gain (loss) on investments	(4,075)	20,933	21,624	745,354	222,316	406,655	154,751	134,379
Net gain (loss) on investments	5,298	262,191	285,335	562,404	251,929	439,662	296,563	144,192
Reinvested capital gains	3,339	-	-	-	-	23,494	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$11,789	303,717	440,142	981,275	436,336	518,010	374,696	221,343

Investment Activity:	NVSTB2	NVBX	SAM	NVMM2	NVGEII	NJMMA2	NVMGA2	NAMGI2
Reinvested dividends	$352,614	997,288	566	2,202,314	1,122	57	10,121	56,483
Mortality and expense risk charges (note 2)	(207,006)	(418,517)	(418)	(1,972,561)	(561)	(48)	(21,247)	(38,470)
Net investment income (loss)	145,608	578,771	148	229,753	561	9	(11,126)	18,013
Realized gain (loss) on investments	11,586	61,657	-	-	897	1	10,231	20,996
Change in unrealized gain (loss) on investments	267,995	1,481,260	-	-	6,679	190	182,081	496,376
Net gain (loss) on investments	279,581	1,542,917	-	-	7,576	191	192,312	517,372
Reinvested capital gains	-	-	-	-	1,252	-	45,902	157,165
Net increase (decrease) in contract owners’ equity resulting from operations	$425,189	2,121,688	148	229,753	9,389	200	227,088	692,550

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMIG6	NVRE2	NVMMV2	NVNMO2
Reinvested dividends	$320,048	2,272,286	-	-	45,295	104,198	199,211	21,442
Mortality and expense risk charges (note 2)	(122,589)	(144,613)	(1,517)	(148,029)	(66,456)	(79,168)	(120,588)	(46,538)
Net investment income (loss)	197,459	2,127,673	(1,517)	(148,029)	(21,161)	25,030	78,623	(25,096)
Realized gain (loss) on investments	157,586	(126,687)	(2,372)	(1,667,035)	51,921	434,816	(926,557)	5,304
Change in unrealized gain (loss) on investments	518,738	(691,780)	5,585	1,473,883	942,826	907,467	1,019,257	556,834
Net gain (loss) on investments	676,324	(818,467)	3,213	(193,152)	994,747	1,342,283	92,700	562,138
Reinvested capital gains	1,102,829	752,648	29,359	2,975,713	307,025	-	1,546,447	313,835
Net increase (decrease) in contract owners’ equity resulting from operations	$1,976,612	2,061,854	31,055	2,634,532	1,280,611	1,367,313	1,717,770	850,877

Investment Activity:	NVNSR2	NVAMV2	NVOLG2	NVTIV3	DTRTFB	TRF	TRF2	EIF2
Reinvested dividends	$9,067	83,132	165,579	31,885	99,227	37,626	11,274	85,695
Mortality and expense risk charges (note 2)	(13,669)	(37,448)	(125,921)	(12,758)	(34,482)	(53,909)	(9,037)	(47,824)
Net investment income (loss)	(4,602)	45,684	39,658	19,127	64,745	(16,283)	2,237	37,871
Realized gain (loss) on investments	(112,295)	(228,979)	28,923	3,532	4,414	321,211	50,651	3,242
Change in unrealized gain (loss) on investments	222,192	456,067	201,521	(13,265)	50,202	293,728	93,395	720,966
Net gain (loss) on investments	109,897	227,088	230,444	(9,733)	54,616	614,939	144,046	724,208
Reinvested capital gains	200,018	355,577	2,549,870	114,757	-	133,782	32,635	169,710
Net increase (decrease) in contract owners’ equity resulting from operations	$305,313	628,349	2,819,972	124,151	119,361	732,438	178,918	931,789

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	SCGF	SCGF2	SCF	SCF2	GEM	GEM2	NVIE6	SCVF
Reinvested dividends	$-	-	4,070	-	71,555	61,268	72,818	32,156
Mortality and expense risk charges (note 2)	(84,550)	(28,444)	(84,703)	(23,736)	(50,504)	(33,895)	(32,064)	(46,112)
Net investment income (loss)	(84,550)	(28,444)	(80,633)	(23,736)	21,051	27,373	40,754	(13,956)
Realized gain (loss) on investments	(1,335,405)	(737,235)	(599,715)	(158,144)	(394,071)	(31,703)	27,174	(514,951)
Change in unrealized gain (loss) on investments	1,219,656	487,375	1,174,434	343,128	938,891	437,533	232,691	201,150
Net gain (loss) on investments	(115,749)	(249,860)	574,719	184,984	544,820	405,830	259,865	(313,801)
Reinvested capital gains	1,609,849	868,684	660,180	270,639	-	-	128,591	876,937
Net increase (decrease) in contract owners’ equity resulting from operations	$1,409,550	590,380	1,154,266	431,887	565,871	433,203	429,210	549,180

Investment Activity:	SCVF2	GVAGG2	GVAGR2	GVAGI2	GVDIV2	NVSIX2	NVIX	MCIF
Reinvested dividends	$22,641	160,607	109,867	351,216	1,300,804	306,534	1,341,792	636,993
Mortality and expense risk charges (note 2)	(27,914)	(244,994)	(341,995)	(318,298)	(76,102)	(344,526)	(404,700)	(499,509)
Net investment income (loss)	(5,273)	(84,387)	(232,128)	32,918	1,224,702	(37,992)	937,092	137,484
Realized gain (loss) on investments	(67,872)	234,001	329,244	151,084	(177,706)	(760,776)	309,938	(260,088)
Change in unrealized gain (loss) on investments	(379,223)	4,114,405	2,902,181	2,930,612	(526,842)	(4,354,657)	4,839,681	1,852,139
Net gain (loss) on investments	(447,095)	4,348,406	3,231,425	3,081,696	(704,548)	(5,115,433)	5,149,619	1,592,051
Reinvested capital gains	775,473	2,102,449	4,496,085	2,422,188	218,703	11,038,135	69,895	6,776,321
Net increase (decrease) in contract owners’ equity resulting from operations	$323,105	6,366,468	7,495,382	5,536,802	738,857	5,884,710	6,156,606	8,505,856

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	GVEX1	GVIDA	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2
Reinvested dividends	$4,623,463	117,917	75,093	530,072	1,547,571	543,468	424,774	1,195,301
Mortality and expense risk charges (note 2)	(2,556,690)	(86,378)	(44,297)	(308,951)	(855,901)	(327,857)	(242,312)	(988,861)
Net investment income (loss)	2,066,773	31,539	30,796	221,121	691,670	215,611	182,462	206,440
Realized gain (loss) on investments	9,096,931	(159,484)	31,442	(275,803)	(989,631)	(302,046)	(52,560)	1,313,604
Change in unrealized gain (loss) on investments	30,937,989	841,963	432,229	2,222,367	4,412,062	1,479,986	913,985	6,241,259
Net gain (loss) on investments	40,034,920	682,479	463,671	1,946,564	3,422,431	1,177,940	861,425	7,554,863
Reinvested capital gains	8,638,343	513,564	113,835	2,374,889	5,895,146	1,386,078	357,919	4,982,521
Net increase (decrease) in contract owners’ equity resulting from operations	$50,740,036	1,227,582	608,302	4,542,574	10,009,247	2,779,629	1,401,806	12,743,824

Investment Activity:	NVCRA2	NVCMA2	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2
Reinvested dividends	$259,356	229,445	463,808	513,365	316,118	254,547	358,340	262,099
Mortality and expense risk charges (note 2)	(133,903)	(105,907)	(247,895)	(295,927)	(172,095)	(137,504)	(209,762)	(108,906)
Net investment income (loss)	125,453	123,538	215,913	217,438	144,023	117,043	148,578	153,193
Realized gain (loss) on investments	2,468	(60,439)	(387,251)	(238,344)	(374,169)	(16,699)	31,019	42,563
Change in unrealized gain (loss) on investments	990,107	505,520	1,332,280	1,740,749	1,153,990	376,519	649,267	449,705
Net gain (loss) on investments	992,575	445,081	945,029	1,502,405	779,821	359,820	680,286	492,268
Reinvested capital gains	714,373	800,397	1,529,235	1,421,013	782,149	481,411	265,576	451,151
Net increase (decrease) in contract owners’ equity resulting from operations	$1,832,401	1,369,016	2,690,177	3,140,856	1,705,993	958,274	1,094,440	1,096,612

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	NVDCA2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NBARMS
Reinvested dividends	$207,069	100,662	76,901	33,250	30,629	45,515	68,572	2,168
Mortality and expense risk charges (note 2)	(195,512)	(84,557)	(63,768)	(18,603)	(15,614)	(29,214)	(35,022)	(14,568)
Net investment income (loss)	11,557	16,105	13,133	14,647	15,015	16,301	33,550	(12,400)
Realized gain (loss) on investments	(686,018)	49,173	(56,111)	9,786	3,227	(33,074)	2,910	16,492
Change in unrealized gain (loss) on investments	1,825,487	726,384	694,088	97,505	98,537	258,868	212,820	151,947
Net gain (loss) on investments	1,139,469	775,557	637,977	107,291	101,764	225,794	215,730	168,439
Reinvested capital gains	1,257,194	121,481	92,774	47,966	23,274	50,648	60,519	-
Net increase (decrease) in contract owners’ equity resulting from operations	$2,408,220	913,143	743,884	169,904	140,053	292,743	309,799	156,039

Investment Activity:	NO7TB	NOVPI2	NOTBBA	PMVSTA	PMVIV	PMVFHV	PMUBA	PMVAAD
Reinvested dividends	$12,708	95,194	708,109	125,156	530,892	59,908	170,143	190,699
Mortality and expense risk charges (note 2)	(15,851)	(66,529)	(269,965)	(60,334)	(186,587)	(43,836)	(55,625)	(100,381)
Net investment income (loss)	(3,143)	28,665	438,144	64,822	344,305	16,072	114,518	90,318
Realized gain (loss) on investments	47,143	(69,441)	(1,165,516)	(17,639)	(8,464)	23,526	(4,792)	40,985
Change in unrealized gain (loss) on investments	58,137	287,109	992,052	32,308	679,574	120,504	26,671	526,113
Net gain (loss) on investments	105,280	217,668	(173,464)	14,669	671,110	144,030	21,879	567,098
Reinvested capital gains	22,740	-	-	-	-	23,792	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$124,877	246,333	264,680	79,491	1,015,415	183,894	136,397	657,416

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PROUSN
Reinvested dividends	$34,940	488,205	766,928	96,189	212,322	80,051	1,024,314	1,637
Mortality and expense risk charges (note 2)	(23,948)	(275,482)	(337,689)	(33,869)	(62,680)	(51,658)	(286,587)	(4,707)
Net investment income (loss)	10,992	212,723	429,239	62,320	149,642	28,393	737,727	(3,070)
Realized gain (loss) on investments	(74,759)	(64,653)	34,117	(114,246)	(25,204)	(66,307)	573,559	(244,229)
Change in unrealized gain (loss) on investments	165,530	255,537	1,241,083	245,771	448,794	188,165	700,394	(45,055)
Net gain (loss) on investments	90,771	190,884	1,275,200	131,525	423,590	121,858	1,273,953	(289,284)
Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$101,763	403,607	1,704,439	193,845	573,232	150,251	2,011,680	(292,354)

Investment Activity:	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG
Reinvested dividends	$981,437	2,544	14,974	5,173	364	-	14,516	27,392
Mortality and expense risk charges (note 2)	(210,614)	(18,260)	(27,949)	(24,371)	(7,005)	(74,568)	(101,075)	(29,839)
Net investment income (loss)	770,823	(15,716)	(12,975)	(19,198)	(6,641)	(74,568)	(86,559)	(2,447)
Realized gain (loss) on investments	74,483	10,323	107,424	(120,801)	(172,637)	(199,875)	844,894	(240,883)
Change in unrealized gain (loss) on investments	118,954	125,664	458,945	332,077	(26,898)	939,361	612,376	389,762
Net gain (loss) on investments	193,437	135,987	566,369	211,276	(199,535)	739,486	1,457,270	148,879
Reinvested capital gains	-	-	-	45,205	-	18,413	94,281	289,762
Net increase (decrease) in contract owners’ equity resulting from operations	$964,260	120,271	553,394	237,283	(206,176)	683,331	1,464,992	436,194

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET
Reinvested dividends	$-	11,866	67,322	24,371	-	-	4,395	-
Mortality and expense risk charges (note 2)	(71,026)	(41,322)	(41,448)	(66,495)	(132,720)	(64,754)	(20,083)	(99,281)
Net investment income (loss)	(71,026)	(29,456)	25,874	(42,124)	(132,720)	(64,754)	(15,688)	(99,281)
Realized gain (loss) on investments	79,005	331,022	(262,983)	192,981	(343,501)	(261,223)	10,484	(205,785)
Change in unrealized gain (loss) on investments	743,791	283,678	684,987	696,484	685,656	627,006	208,503	1,217,330
Net gain (loss) on investments	822,796	614,700	422,004	889,465	342,155	365,783	218,987	1,011,545
Reinvested capital gains	226,964	-	-	228,954	1,023,010	627,552	-	151,055
Net increase (decrease) in contract owners’ equity resulting from operations	$978,734	585,244	447,878	1,076,295	1,232,445	928,581	203,299	1,063,319

Investment Activity:	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
Reinvested dividends	$1,160	-	64,905	12,440	902	69,852	946	10,224
Mortality and expense risk charges (note 2)	(13,916)	(153,089)	(79,204)	(24,883)	(38,515)	(64,089)	(5,869)	(51,094)
Net investment income (loss)	(12,756)	(153,089)	(14,299)	(12,443)	(37,613)	5,763	(4,923)	(40,870)
Realized gain (loss) on investments	58,626	992,177	(924,039)	(368,879)	550,524	453,930	(121,094)	469,753
Change in unrealized gain (loss) on investments	114,546	2,219,564	1,196,843	374,637	252,117	212,204	17,821	561,950
Net gain (loss) on investments	173,172	3,211,741	272,804	5,758	802,641	666,134	(103,273)	1,031,703
Reinvested capital gains	-	77,088	153,877	181,297	-	174,698	22,663	297,862
Net increase (decrease) in contract owners’ equity resulting from operations	$160,416	3,135,740	412,382	174,612	765,028	846,595	(85,533)	1,288,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL
Reinvested dividends	$573	979	159	-	14,635	10,518	-	89,755
Mortality and expense risk charges (note 2)	(1,942)	(2,822)	(1,358)	(133,097)	(12,731)	(20,065)	(73,218)	(111,183)
Net investment income (loss)	(1,369)	(1,843)	(1,199)	(133,097)	1,904	(9,547)	(73,218)	(21,428)
Realized gain (loss) on investments	(57,882)	(37,189)	(68,691)	760,086	738	197,447	1,293,040	695,118
Change in unrealized gain (loss) on investments	(1,949)	(18,513)	218	2,180,455	33,402	(72,068)	1,567,944	298,364
Net gain (loss) on investments	(59,831)	(55,702)	(68,473)	2,940,541	34,140	125,379	2,860,984	993,482
Reinvested capital gains	9,436	4,779	-	190,311	-	-	-	337,007
Net increase (decrease) in contract owners’ equity resulting from operations	$(51,764)	(52,766)	(69,672)	2,997,755	36,044	115,832	2,787,766	1,309,061

Investment Activity:	PVEIB	TRHS2	VVGGS	VEEMS	VWHAS	VWHA	VRVDRA
Reinvested dividends	$105,087	-	-	420	-	-	29,155
Mortality and expense risk charges (note 2)	(68,220)	(153,663)	(47,886)	(2,042)	(70,394)	(38,794)	(6,718)
Net investment income (loss)	36,867	(153,663)	(47,886)	(1,622)	(70,394)	(38,794)	22,437
Realized gain (loss) on investments	79,543	366,671	826,129	(1,594)	(269,158)	(153,964)	(7,520)
Change in unrealized gain (loss) on investments	894,675	2,203,405	176,176	36,438	958,452	426,107	(161,280)
Net gain (loss) on investments	974,218	2,570,076	1,002,305	34,844	689,294	272,143	(168,800)
Reinvested capital gains	449,097	724,366	-	2,945	-	-	180,573
Net increase (decrease) in contract owners’ equity resulting from operations	$1,460,182	3,140,779	954,419	36,167	618,900	233,349	34,210

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	Total (unaudited)		ALVBWB		ALVIVB		ARLPE3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,010,233	2,306,036	7,243	2,646	(709)	505	(29,386)	70,968
Realized gain (loss) on investments	4,422,905	20,977,523	(17,136)	14,210	(7,437)	(319)	1,735	209,967
Change in unrealized gain (loss) on investments	264,839,115	(302,486,050)	34,447	(153,101)	41,353	(25,301)	672,942	(565,847)
Reinvested capital gains	107,609,011	98,331,179	90,130	72,902	-	-	36,794	5,051
Net increase (decrease) in contract owners’ equity resulting from operations	392,881,264	(180,871,312)	114,684	(63,343)	33,207	(25,115)	682,085	(279,861)
Equity transactions:
Purchase payments received from contract owners (note 4)	349,075,234	375,245,699	8,107	4,689	123,297	120,441	215,180	222,275
Transfers between funds	-	-	(122,603)	(73,838)	(15,307)	54,228	1,209,372	(311,190)
Redemptions (notes 2, 3 and 4)	(277,775,759)	(269,339,455)	(42,116)	(124,398)	(7,697)	(977)	(199,684)	(190,097)
Adjustments to maintain reserves	(8,420)	2,592	(47)	(5)	(7)	(11)	(45)	11
Net equity transactions	71,291,055	105,908,836	(156,659)	(193,552)	100,286	173,681	1,224,823	(279,001)
Net change in contract owners’ equity	464,172,319	(74,962,476)	(41,975)	(256,895)	133,493	148,566	1,906,908	(558,862)
Contract owners’ equity beginning of period	2,048,504,167	2,123,466,643	734,394	991,289	148,566	-	1,609,122	2,167,984
Contract owners’ equity end of period	$2,512,676,486	2,048,504,167	692,419	734,394	282,059	148,566	3,516,030	1,609,122
CHANGES IN UNITS:		-
Beginning units	182,197,897	173,787,091	55,028	68,932	19,391	-	142,430	165,617
Units purchased	351,897,523	457,960,578	1,183	16,126	30,022	19,650	181,964	89,017
Units redeemed	(339,007,080)	(449,549,772)	(11,668)	(30,030)	(17,539)	(259)	(98,740)	(112,204)
Ending units	195,088,340	182,197,897	44,543	55,028	31,874	19,391	225,654	142,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AAEIP3		ACVIG		ACVIP2		ACVU1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$342	9,821	64,606	52,626	97,707	157,977	(18,953)	(13,849)
Realized gain (loss) on investments	(190,293)	47,712	263,694	516,327	(32,933)	(121,615)	6,961	178,302
Change in unrealized gain (loss) on investments	643,615	(759,833)	1,012,202	(2,574,487)	680,492	(548,443)	261,946	(282,955)
Reinvested capital gains	-	-	974,451	930,684	-	-	153,913	121,886
Net increase (decrease) in contract owners’ equity resulting from operations	453,664	(702,300)	2,314,953	(1,074,850)	745,266	(512,081)	403,867	3,384
Equity transactions:
Purchase payments received from contract owners (note 4)	131,016	257,835	99,986	81,673	482,014	1,167,428	-	-
Transfers between funds	(128,790)	(20,345)	(568,915)	2,666,121	(7,838)	(1,453,081)	150,128	67,876
Redemptions (notes 2, 3 and 4)	(464,934)	(251,790)	(1,216,699)	(837,186)	(941,767)	(1,510,155)	(59,612)	(69,376)
Adjustments to maintain reserves	(81)	(13)	(99)	(16)	(161)	43	(63)	1
Net equity transactions	(462,789)	(14,313)	(1,685,727)	1,910,592	(467,752)	(1,795,765)	90,453	(1,499)
Net change in contract owners’ equity	(9,125)	(716,613)	629,226	835,742	277,514	(2,307,846)	494,320	1,885
Contract owners’ equity beginning of period	2,562,986	3,279,599	11,492,704	10,656,962	10,100,115	12,407,961	1,183,270	1,181,385
Contract owners’ equity end of period	$2,553,861	2,562,986	12,121,930	11,492,704	10,377,629	10,100,115	1,677,590	1,183,270
CHANGES IN UNITS:
Beginning units	337,413	345,432	1,022,898	870,056	1,003,523	1,186,025	88,470	87,915
Units purchased	179,228	173,823	193,808	482,375	336,567	289,229	44,788	67,376
Units redeemed	(233,602)	(181,842)	(335,010)	(329,533)	(385,278)	(471,731)	(38,841)	(66,821)
Ending units	283,039	337,413	881,696	1,022,898	954,812	1,003,523	94,417	88,470

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVV		AMVCB4		AMVBC4		AMVI4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$73,769	5,620	253,724	189,108	195,615	184,226	16,391	40,819
Realized gain (loss) on investments	37,095	981,787	106,169	189,410	(14,938)	28,994	72,271	112,083
Change in unrealized gain (loss) on investments	1,823,460	(2,877,202)	2,104,530	(1,579,370)	2,018,564	(3,613,313)	1,195,875	(1,608,144)
Reinvested capital gains	676,700	864	-	27,465	1,843,506	1,236,515	222,200	324,954
Net increase (decrease) in contract owners’ equity resulting from operations	2,611,024	(1,888,931)	2,464,423	(1,173,387)	4,042,747	(2,163,578)	1,506,737	(1,130,288)
Equity transactions:
Purchase payments received from contract owners (note 4)	38,395	240,378	1,678,376	3,833,508	3,503,442	9,380,990	1,352,765	3,738,194
Transfers between funds	176,352	(4,321,955)	2,182,557	1,092,673	(907,846)	631,647	10,194	26,412
Redemptions (notes 2, 3 and 4)	(1,304,739)	(1,928,751)	(1,170,260)	(1,286,327)	(721,175)	(640,739)	(276,781)	(122,093)
Adjustments to maintain reserves	(89)	(34)	(97)	22	(90)	7	(62)	28
Net equity transactions	(1,090,081)	(6,010,362)	2,690,576	3,639,876	1,874,331	9,371,905	1,086,116	3,642,541
Net change in contract owners’ equity	1,520,943	(7,899,293)	5,154,999	2,466,489	5,917,078	7,208,327	2,592,853	2,512,253
Contract owners’ equity beginning of period	11,028,127	18,927,420	14,038,961	11,572,472	19,555,740	12,347,413	6,720,033	4,207,780
Contract owners’ equity end of period	$12,549,070	11,028,127	19,193,960	14,038,961	25,472,818	19,555,740	9,312,886	6,720,033
CHANGES IN UNITS:
Beginning units	1,033,715	1,589,424	1,408,732	1,066,106	1,673,355	951,787	660,568	354,380
Units purchased	211,379	656,079	602,899	840,523	510,072	1,191,802	288,305	609,986
Units redeemed	(305,533)	(1,211,788)	(353,935)	(497,897)	(361,991)	(470,234)	(194,835)	(303,798)
Ending units	939,561	1,033,715	1,657,696	1,408,732	1,821,436	1,673,355	754,038	660,568

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVNW4		AMVGS4		PIHYB2		BRVDA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(26,313)	(16,141)	(78,090)	(77,495)	7,933	8,977	22,700	(4,480)
Realized gain (loss) on investments	111,125	66,154	316,801	67,533	(12,993)	(11,277)	23,950	92,916
Change in unrealized gain (loss) on investments	2,127,164	(1,690,099)	849,563	(987,566)	34,901	(14,009)	121,613	(164,744)
Reinvested capital gains	427,577	203,302	419,448	258,354	-	-	18,772	12,154
Net increase (decrease) in contract owners’ equity resulting from operations	2,639,553	(1,436,784)	1,507,722	(739,174)	29,841	(16,309)	187,035	(64,154)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,485,085	6,315,625	504,546	1,100,644	-	-	155	-
Transfers between funds	381,070	430,947	(636,542)	531,086	(131,719)	(72,455)	1,082,221	28,916
Redemptions (notes 2, 3 and 4)	(408,202)	(171,820)	(588,449)	(423,987)	(4,693)	(2,659)	(46,107)	(55,080)
Adjustments to maintain reserves	(33)	(16)	(167)	4	(55)	(81)	(50)	13
Net equity transactions	1,457,920	6,574,736	(720,612)	1,207,747	(136,467)	(75,195)	1,036,219	(26,151)
Net change in contract owners’ equity	4,097,473	5,137,952	787,110	468,573	(106,626)	(91,504)	1,223,254	(90,305)
Contract owners’ equity beginning of period	9,216,329	4,078,377	5,469,555	5,000,982	268,061	359,565	851,138	941,443
Contract owners’ equity end of period	$13,313,802	9,216,329	6,256,665	5,469,555	161,435	268,061	2,074,392	851,138
CHANGES IN UNITS:
Beginning units	881,581	331,584	438,172	353,136	19,427	24,669	81,180	84,130
Units purchased	258,333	761,958	253,493	244,018	-	-	137,152	55,900
Units redeemed	(141,437)	(211,961)	(305,881)	(158,982)	(9,247)	(5,242)	(51,095)	(58,850)
Ending units	998,477	881,581	385,784	438,172	10,180	19,427	167,237	81,180

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$35,622	31,171	535,336	320,705	72,295	25,064	(39,518)	(177,701)
Realized gain (loss) on investments	(36,454)	118,967	(177,625)	(99,986)	91,380	(12,014)	(228,332)	(377,823)
Change in unrealized gain (loss) on investments	1,080,595	(1,309,055)	1,147,280	(622,840)	186,362	(38,616)	3,072,518	(3,159,396)
Reinvested capital gains	459,501	516,734	-	-	25,234	-	1,001,198	1,201,902
Net increase (decrease) in contract owners’ equity resulting from operations	1,539,264	(642,183)	1,504,991	(402,121)	375,271	(25,566)	3,805,866	(2,513,018)
Equity transactions:
Purchase payments received from contract owners (note 4)	19,982	44,189	2,039,704	3,527,748	2,288,300	1,138,342	432,986	940,717
Transfers between funds	(140,638)	653,931	4,813,703	(3,507,880)	2,142,496	114,979	(399,430)	(1,784,261)
Redemptions (notes 2, 3 and 4)	(685,994)	(297,512)	(797,888)	(192,938)	(624,041)	(147,043)	(2,820,345)	(2,346,176)
Adjustments to maintain reserves	(68)	(14)	(201)	22	(61)	6	(170)	(30)
Net equity transactions	(806,718)	400,594	6,055,318	(173,048)	3,806,694	1,106,284	(2,786,959)	(3,189,750)
Net change in contract owners’ equity	732,546	(241,589)	7,560,309	(575,169)	4,181,965	1,080,718	1,018,907	(5,702,768)
Contract owners’ equity beginning of period	6,415,839	6,657,428	8,639,549	9,214,718	3,201,616	2,120,898	25,018,243	30,721,011
Contract owners’ equity end of period	$7,148,385	6,415,839	16,199,858	8,639,549	7,383,581	3,201,616	26,037,150	25,018,243
CHANGES IN UNITS:
Beginning units	548,146	520,013	817,280	835,402	324,033	210,802	1,980,641	2,218,348
Units purchased	158,774	193,840	1,262,171	644,592	786,235	217,692	167,844	231,631
Units redeemed	(221,919)	(165,707)	(732,683)	(662,714)	(416,878)	(104,461)	(379,348)	(469,338)
Ending units	485,001	548,146	1,346,768	817,280	693,390	324,033	1,769,137	1,980,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVMCSS		CLVHY2		CLVQF2		CSCRS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(68,667)	(73,784)	88,692	63,053	(42,124)	(27,038)	(2,363)	8,768
Realized gain (loss) on investments	(27,655)	135,312	56,275	(72,466)	(41,859)	(4,821)	(49,588)	(44,491)
Change in unrealized gain (loss) on investments	847,113	(2,512,416)	142,329	(48,882)	28,576	(179,613)	71,868	(55,596)
Reinvested capital gains	570,905	1,016,668	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,321,696	(1,434,220)	287,296	(58,295)	(55,407)	(211,472)	19,917	(91,319)
Equity transactions:
Purchase payments received from contract owners (note 4)	288,302	1,095,238	431,575	205,326	1,834,305	1,674,728	8,628	2,178
Transfers between funds	108,347	269,716	2,607,546	386,127	(238,401)	(14,553)	123,314	(128,660)
Redemptions (notes 2, 3 and 4)	(350,698)	(310,071)	(123,424)	(23,309)	(162,520)	(68,805)	(144,341)	(42,791)
Adjustments to maintain reserves	(106)	(36)	(47)	11	(19)	(25)	(48)	(14)
Net equity transactions	45,845	1,054,847	2,915,650	568,155	1,433,365	1,591,345	(12,447)	(169,287)
Net change in contract owners’ equity	1,367,541	(379,373)	3,202,946	509,860	1,377,958	1,379,873	7,470	(260,606)
Contract owners’ equity beginning of period	7,175,668	7,555,041	1,038,893	529,033	2,851,632	1,471,759	516,632	777,238
Contract owners’ equity end of period	$8,543,209	7,175,668	4,241,839	1,038,893	4,229,590	2,851,632	524,102	516,632
CHANGES IN UNITS:
Beginning units	636,001	558,036	107,436	51,790	309,084	145,404	101,186	132,501
Units purchased	75,678	225,704	547,407	216,083	334,800	257,072	76,429	93,779
Units redeemed	(72,593)	(147,739)	(272,202)	(160,437)	(182,069)	(93,392)	(80,363)	(125,094)
Ending units	639,086	636,001	382,641	107,436	461,815	309,084	97,252	101,186

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		ETVFR		FVUS2		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(20,274)	(22,904)	575,802	406,466	(251)	-	89	93
Realized gain (loss) on investments	(82,119)	35,860	(179,216)	(12,514)	398	-	-	(3)
Change in unrealized gain (loss) on investments	810,149	(1,093,671)	643,273	(734,786)	12	-	336	(191)
Reinvested capital gains	377,441	233,671	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,085,197	(847,044)	1,039,859	(340,834)	159	-	425	(101)
Equity transactions:
Purchase payments received from contract owners (note 4)	986,168	1,809,712	2,527,639	4,530,108	479,157	-	-	-
Transfers between funds	321,712	171,408	2,054,745	3,958,245	(371,610)	-	-	-
Redemptions (notes 2, 3 and 4)	(73,177)	(89,690)	(3,801,765)	(1,611,008)	-	-	(7)	(7)
Adjustments to maintain reserves	(33)	7	1,787	(2,275)	-	-	6	(12)
Net equity transactions	1,234,670	1,891,437	782,406	6,875,070	107,547	-	(1)	(19)
Net change in contract owners’ equity	2,319,867	1,044,393	1,822,265	6,534,236	107,706	-	424	(120)
Contract owners’ equity beginning of period	3,781,463	2,737,070	17,699,248	11,165,012	-	-	5,293	5,413
Contract owners’ equity end of period	$6,101,330	3,781,463	19,521,513	17,699,248	107,706	-	5,717	5,293
CHANGES IN UNITS:
Beginning units	352,074	209,290	1,706,626	1,064,001	-	-	299	300
Units purchased	195,404	260,975	1,086,371	2,216,320	55,949	-	-	-
Units redeemed	(97,884)	(118,191)	(1,014,270)	(1,573,695)	(45,512)	-	-	(1)
Ending units	449,594	352,074	1,778,727	1,706,626	10,437	-	299	299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSIS2		FEMS2		FC2		FAM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$232,759	235,715	18,365	213	(71,822)	(58,961)	1,421	(485)
Realized gain (loss) on investments	(30,013)	(323,015)	23,667	(6,454)	(36,376)	22,413	(3,453)	(30,685)
Change in unrealized gain (loss) on investments	698,671	(461,558)	274,258	(32,948)	1,049,847	(979,227)	51,697	(29,958)
Reinvested capital gains	91,128	21,245	-	-	695,732	580,377	18,754	16,810
Net increase (decrease) in contract owners’ equity resulting from operations	992,545	(527,613)	316,290	(39,189)	1,637,381	(435,398)	68,419	(44,318)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,254,294	1,054,003	1,249,931	104,397	1,179,964	1,360	6,313	991
Transfers between funds	1,271,088	506,500	1,222,530	238,021	192,416	(360,203)	(33,359)	11,898
Redemptions (notes 2, 3 and 4)	(1,435,488)	(1,759,552)	(121,901)	(3,416)	(362,640)	(302,137)	(26,512)	(44,029)
Adjustments to maintain reserves	(150)	49	(40)	(33)	2	(34)	(22)	(11)
Net equity transactions	1,089,744	(199,000)	2,350,520	338,969	1,009,742	(661,014)	(53,580)	(31,151)
Net change in contract owners’ equity	2,082,289	(726,613)	2,666,810	299,780	2,647,123	(1,096,412)	14,839	(75,469)
Contract owners’ equity beginning of period	10,832,924	11,559,537	299,780	-	5,392,495	6,488,907	442,453	517,922
Contract owners’ equity end of period	$12,915,213	10,832,924	2,966,590	299,780	8,039,618	5,392,495	457,292	442,453
CHANGES IN UNITS:
Beginning units	1,046,245	1,071,626	36,396	-	474,009	525,400	35,392	38,626
Units purchased	518,527	1,134,714	357,110	60,064	218,777	13,935	3,537	23,760
Units redeemed	(425,320)	(1,160,095)	(111,738)	(23,668)	(124,933)	(65,326)	(7,692)	(26,994)
Ending units	1,139,452	1,046,245	281,768	36,396	567,853	474,009	31,237	35,392

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FB2		FEI2		FGI2		FG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$120,642	31,926	21,643	62,864	207,056	(79,823)	(672,601)	(650,422)
Realized gain (loss) on investments	152,714	214,507	(338,046)	94,231	(260,129)	172,462	39,904	(227,752)
Change in unrealized gain (loss) on investments	3,909,200	(2,384,730)	1,792,566	(1,738,635)	1,476,082	(1,255,660)	12,150,777	(11,388,628)
Reinvested capital gains	1,017,046	720,187	773,188	524,904	758,364	374,444	3,122,780	7,856,097
Net increase (decrease) in contract owners’ equity resulting from operations	5,199,602	(1,418,110)	2,249,351	(1,056,636)	2,181,373	(788,577)	14,640,860	(4,410,705)
Equity transactions:
Purchase payments received from contract owners (note 4)	8,378,634	3,224,114	108,276	222,265	1,535,795	1,478,586	6,576,923	13,890,730
Transfers between funds	4,236,045	7,660,523	169,040	536,229	1,098,909	(344,975)	3,655,161	(17,057,463)
Redemptions (notes 2, 3 and 4)	(2,360,329)	(1,142,393)	(1,880,197)	(1,526,518)	(414,841)	(660,693)	(5,671,920)	(5,173,653)
Adjustments to maintain reserves	(175)	35	(123)	22	(68)	(5)	(274)	104
Net equity transactions	10,254,175	9,742,279	(1,603,004)	(768,002)	2,219,795	472,913	4,559,890	(8,340,282)
Net change in contract owners’ equity	15,453,777	8,324,169	646,347	(1,824,638)	4,401,168	(315,664)	19,200,750	(12,750,987)
Contract owners’ equity beginning of period	18,857,303	10,533,134	9,437,794	11,262,432	6,759,689	7,075,353	45,139,764	57,890,751
Contract owners’ equity end of period	$34,311,080	18,857,303	10,084,141	9,437,794	11,160,857	6,759,689	64,340,514	45,139,764
CHANGES IN UNITS:
Beginning units	1,701,806	895,955	877,571	943,635	581,341	545,942	3,389,539	4,287,653
Units purchased	1,583,912	1,140,441	433,380	203,379	438,807	345,296	1,992,568	4,653,751
Units redeemed	(758,718)	(334,590)	(560,941)	(269,443)	(270,415)	(309,897)	(1,734,669)	(5,551,865)
Ending units	2,527,000	1,701,806	750,010	877,571	749,733	581,341	3,647,438	3,389,539

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FHI2		FIGBP2		FRESS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$93,233	131,987	181,659	77,984	16,945	69,657	850,991	634,004
Realized gain (loss) on investments	(38,806)	(285,023)	79,804	(43,989)	141,394	(285,185)	357,358	237,661
Change in unrealized gain (loss) on investments	294,245	(115,949)	428,497	(150,943)	565,024	(314,301)	1,006,452	(1,967,436)
Reinvested capital gains	-	-	-	31,433	90,612	174,655	346,113	-
Net increase (decrease) in contract owners’ equity resulting from operations	348,672	(268,985)	689,960	(85,515)	813,975	(355,174)	2,560,914	(1,095,771)
Equity transactions:
Purchase payments received from contract owners (note 4)	39,659	97,075	2,336,715	2,003,117	1,073,438	1,081,264	3,317,521	1,002,736
Transfers between funds	2,763	(2,567,947)	6,087,885	305,276	1,146,726	36,278	2,994,481	1,168,790
Redemptions (notes 2, 3 and 4)	(267,799)	(266,774)	(1,511,120)	(450,613)	(240,640)	(138,396)	(3,935,158)	(2,421,533)
Adjustments to maintain reserves	(64)	45	(143)	(17)	(56)	(24)	(161)	6
Net equity transactions	(225,441)	(2,737,601)	6,913,337	1,857,763	1,979,468	979,122	2,376,683	(250,001)
Net change in contract owners’ equity	123,231	(3,006,586)	7,603,297	1,772,248	2,793,443	623,948	4,937,597	(1,345,772)
Contract owners’ equity beginning of period	2,447,927	5,454,513	6,410,189	4,637,941	3,658,709	3,034,761	17,331,385	18,677,157
Contract owners’ equity end of period	$2,571,158	2,447,927	14,013,486	6,410,189	6,452,152	3,658,709	22,268,982	17,331,385
CHANGES IN UNITS:
Beginning units	238,786	502,854	637,609	452,149	356,056	272,613	1,519,867	1,547,679
Units purchased	121,340	983,453	1,241,347	409,165	423,599	294,145	905,607	464,298
Units redeemed	(138,355)	(1,247,521)	(581,708)	(223,705)	(261,281)	(210,702)	(725,450)	(492,110)
Ending units	221,771	238,786	1,297,248	637,609	518,374	356,056	1,700,024	1,519,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FTVMD2		FTVGI2		FTVFA2		GVHQFA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$20,370	70,519	1,106,110	(205,570)	98,735	72,036	47,808	31,544
Realized gain (loss) on investments	(43,336)	(138,283)	167,888	134,664	(60,732)	(44,806)	(10,022)	(1,024)
Change in unrealized gain (loss) on investments	743,357	(990,859)	(1,141,061)	198,156	361,151	(558,078)	4,029	(27,021)
Reinvested capital gains	763,230	97,071	-	-	278,052	96,859	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,483,621	(961,552)	132,937	127,250	677,206	(433,989)	41,815	3,499
Equity transactions:
Purchase payments received from contract owners (note 4)	278,801	786,002	1,801,795	5,033,933	58,729	185,705	442,399	1,821,913
Transfers between funds	(104,243)	(949,516)	(997,344)	214,008	256,850	(81,813)	(730,972)	675,157
Redemptions (notes 2, 3 and 4)	(805,243)	(557,176)	(1,297,671)	(1,295,930)	(240,263)	(367,097)	(246,225)	(231,570)
Adjustments to maintain reserves	(150)	40	3	48	(51)	(73)	(92)	18
Net equity transactions	(630,835)	(720,650)	(493,217)	3,952,059	75,265	(263,278)	(534,890)	2,265,518
Net change in contract owners’ equity	852,786	(1,682,202)	(360,280)	4,079,309	752,471	(697,267)	(493,075)	2,269,017
Contract owners’ equity beginning of period	6,796,957	8,479,159	18,310,519	14,231,210	3,642,236	4,339,503	6,815,407	4,546,390
Contract owners’ equity end of period	$7,649,743	6,796,957	17,950,239	18,310,519	4,394,707	3,642,236	6,322,332	6,815,407
CHANGES IN UNITS:
Beginning units	578,609	634,363	1,881,017	1,476,886	248,319	264,369	695,845	466,312
Units purchased	88,323	122,168	438,129	966,494	30,921	27,569	261,664	579,762
Units redeemed	(136,724)	(177,922)	(490,410)	(562,363)	(26,335)	(43,619)	(316,969)	(350,229)
Ending units	530,208	578,609	1,828,736	1,881,017	252,905	248,319	640,540	695,845

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVMSAS		GVGMNS		RHYS		GVFRB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$20,365	1,984	729	(6,559)	13,537	60,176	384,812	165,517
Realized gain (loss) on investments	1,258	(8)	741	12,572	64,227	(71,583)	(117,593)	(108,423)
Change in unrealized gain (loss) on investments	(9,407)	(4,482)	39,048	(70,816)	55,282	(43,040)	381,142	(404,389)
Reinvested capital gains	-	-	40,503	12,202	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	12,216	(2,506)	81,021	(52,601)	133,046	(54,447)	648,361	(347,295)
Equity transactions:
Purchase payments received from contract owners (note 4)	141,245	84,029	600	30,523	9,357	17,908	166,526	147,300
Transfers between funds	679,509	-	172,068	(14,152)	1,833,985	(271,028)	(2,480,364)	1,143,345
Redemptions (notes 2, 3 and 4)	(2,034)	-	(31,327)	(43,855)	(421,411)	(205,990)	(1,167,061)	(768,202)
Adjustments to maintain reserves	(5)	6	(16)	(15)	(82)	38	(132)	24
Net equity transactions	818,715	84,035	141,325	(27,499)	1,421,849	(459,072)	(3,481,031)	522,467
Net change in contract owners’ equity	830,931	81,529	222,346	(80,100)	1,554,895	(513,519)	(2,832,670)	175,172
Contract owners’ equity beginning of period	81,529	-	751,171	831,271	1,154,440	1,667,959	11,840,407	11,665,235
Contract owners’ equity end of period	$912,460	81,529	973,517	751,171	2,709,335	1,154,440	9,007,737	11,840,407
CHANGES IN UNITS:
Beginning units	8,652	-	71,712	74,446	105,131	148,622	1,099,175	1,057,242
Units purchased	92,292	8,652	16,605	20,867	274,186	207,363	343,094	805,567
Units redeemed	(10,798)	-	(4,101)	(23,601)	(161,211)	(250,854)	(652,694)	(763,634)
Ending units	90,146	8,652	84,216	71,712	218,106	105,131	789,575	1,099,175

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVMFU		RSRF		RBKF		RBMF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(18,565)	(70,783)	(45,946)	(100,807)	(10,656)	(24,982)	(38,312)	(39,030)
Realized gain (loss) on investments	(203,676)	(139,743)	(295,772)	7,919	(68,940)	91,227	(323,061)	170,441
Change in unrealized gain (loss) on investments	533,064	(326,157)	521,315	(1,892,460)	548,973	(555,054)	655,397	(960,018)
Reinvested capital gains	-	-	-	962,472	-	679	132,053	69,784
Net increase (decrease) in contract owners’ equity resulting from operations	310,823	(536,683)	179,597	(1,022,876)	469,377	(488,130)	426,077	(758,823)
Equity transactions:
Purchase payments received from contract owners (note 4)	77,457	74,280	36,311	102,693	15,176	72,991	43,760	38,794
Transfers between funds	(127,935)	(243,850)	(297,394)	(208,996)	86,176	(870,594)	(399,385)	(1,995,859)
Redemptions (notes 2, 3 and 4)	(555,192)	(411,546)	(431,044)	(763,368)	(263,053)	(264,187)	(278,480)	(293,468)
Adjustments to maintain reserves	(42)	31	(163)	13	(54)	(47)	(107)	(6)
Net equity transactions	(605,712)	(581,085)	(692,290)	(869,658)	(161,755)	(1,061,837)	(634,212)	(2,250,539)
Net change in contract owners’ equity	(294,889)	(1,117,768)	(512,693)	(1,892,534)	307,622	(1,549,967)	(208,135)	(3,009,362)
Contract owners’ equity beginning of period	4,571,836	5,689,604	5,945,033	7,837,567	1,799,681	3,349,648	2,661,886	5,671,248
Contract owners’ equity end of period	$4,276,947	4,571,836	5,432,340	5,945,033	2,107,303	1,799,681	2,453,751	2,661,886
CHANGES IN UNITS:
Beginning units	749,469	840,325	438,274	495,742	210,412	315,722	122,448	219,709
Units purchased	139,558	71,602	88,788	39,495	404,108	872,772	66,648	191,558
Units redeemed	(234,852)	(162,458)	(134,721)	(96,963)	(417,716)	(978,082)	(96,283)	(288,819)
Ending units	654,175	749,469	392,341	438,274	196,804	210,412	92,813	122,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RBF		RVCMD		RCPF		RVLDD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(98,855)	(135,197)	218	26,619	(26,303)	(43,445)	(80,731)	(110,980)
Realized gain (loss) on investments	(480,547)	764,414	(59,113)	155,650	341,451	(445,566)	2,055,639	(1,626,046)
Change in unrealized gain (loss) on investments	1,771,222	(1,640,268)	177,188	(358,291)	757,641	(551,068)	1,727,698	(1,383,067)
Reinvested capital gains	167,101	24,426	-	-	13,557	202,657	-	2,086,914
Net increase (decrease) in contract owners’ equity resulting from operations	1,358,921	(986,625)	118,293	(176,022)	1,086,346	(837,422)	3,702,606	(1,033,179)
Equity transactions:
Purchase payments received from contract owners (note 4)	264,024	111,339	45,839	29,259	454,372	76,827	35,730	331,119
Transfers between funds	(1,022,403)	(650,978)	(78,000)	(74,012)	501,587	(785,520)	(2,539,987)	708,983
Redemptions (notes 2, 3 and 4)	(1,036,920)	(1,199,293)	(110,954)	(270,262)	(533,978)	(560,862)	(620,978)	(477,610)
Adjustments to maintain reserves	(290)	(4)	(74)	8	(255)	121	(163)	(104)
Net equity transactions	(1,795,589)	(1,738,936)	(143,189)	(315,007)	421,726	(1,269,434)	(3,125,398)	562,388
Net change in contract owners’ equity	(436,668)	(2,725,561)	(24,896)	(491,029)	1,508,072	(2,106,856)	577,208	(470,791)
Contract owners’ equity beginning of period	7,262,363	9,987,924	947,103	1,438,132	4,922,122	7,028,978	8,318,401	8,789,192
Contract owners’ equity end of period	$6,825,695	7,262,363	922,207	947,103	6,430,194	4,922,122	8,895,609	8,318,401
CHANGES IN UNITS:
Beginning units	252,782	310,675	511,807	652,197	167,554	207,014	266,698	236,677
Units purchased	322,518	481,304	118,725	4,487,767	234,097	237,697	807,146	1,495,554
Units redeemed	(383,141)	(539,197)	(200,218)	(4,628,157)	(213,541)	(277,157)	(880,823)	(1,465,533)
Ending units	192,159	252,782	430,314	511,807	188,110	167,554	193,021	266,698

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RELF		RENF		RESF		RLCE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(61,303)	(65,985)	(62,775)	(92,235)	(31,420)	60,403	(4,816)	(20,335)
Realized gain (loss) on investments	345,691	(119,539)	(1,877,943)	602,047	(792,832)	(665,386)	117,353	(263,018)
Change in unrealized gain (loss) on investments	1,496,948	(446,905)	2,298,765	(3,269,670)	863,404	(1,342,831)	194,242	(147,213)
Reinvested capital gains	55,958	152,365	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,837,294	(480,064)	358,047	(2,759,858)	39,152	(1,947,814)	306,779	(430,566)
Equity transactions:
Purchase payments received from contract owners (note 4)	34,635	2,408	19,033	233,042	58,464	71,603	26,729	20,167
Transfers between funds	930,943	(2,180,221)	(1,396,418)	(1,905,127)	(177,523)	(1,474,488)	(167,190)	(552,470)
Redemptions (notes 2, 3 and 4)	(662,678)	(578,080)	(553,729)	(899,746)	(252,708)	(422,663)	(132,469)	(274,793)
Adjustments to maintain reserves	(121)	60	35	(9)	(97)	14	(26)	34
Net equity transactions	302,779	(2,755,833)	(1,931,079)	(2,571,840)	(371,864)	(1,825,534)	(272,956)	(807,062)
Net change in contract owners’ equity	2,140,073	(3,235,897)	(1,573,032)	(5,331,698)	(332,712)	(3,773,348)	33,823	(1,237,628)
Contract owners’ equity beginning of period	3,067,168	6,303,065	5,546,594	10,878,292	1,891,210	5,664,558	1,256,475	2,494,103
Contract owners’ equity end of period	$5,207,241	3,067,168	3,973,562	5,546,594	1,558,498	1,891,210	1,290,298	1,256,475
CHANGES IN UNITS:
Beginning units	202,302	359,692	439,176	633,358	266,163	428,056	140,914	231,471
Units purchased	309,519	603,129	286,847	1,168,879	1,513,014	1,291,693	243,393	710,193
Units redeemed	(292,266)	(760,519)	(426,363)	(1,363,061)	(1,556,007)	(1,453,586)	(271,681)	(800,750)
Ending units	219,555	202,302	299,660	439,176	223,170	266,163	112,626	140,914

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RFSF		RUGB		RHCF		RINF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(28,505)	(40,399)	(5,663)	14,046	(153,756)	(183,136)	(62,900)	(84,021)
Realized gain (loss) on investments	87,674	313,195	1,471,910	(533,003)	(80,701)	1,211,402	67,609	814,434
Change in unrealized gain (loss) on investments	942,578	(1,024,667)	(526,347)	318,705	2,011,179	(1,370,018)	885,277	(975,689)
Reinvested capital gains	211,738	-	-	4,744	209,973	167,618	-	104,861
Net increase (decrease) in contract owners’ equity resulting from operations	1,213,485	(751,871)	939,900	(195,508)	1,986,695	(174,134)	889,986	(140,415)
Equity transactions:
Purchase payments received from contract owners (note 4)	147,143	305,268	50,252	58,154	70,071	129,780	4,295	39,424
Transfers between funds	720,567	(1,545,290)	(1,603,686)	1,456,520	(858,253)	996,465	(697,832)	(349,298)
Redemptions (notes 2, 3 and 4)	(629,245)	(618,445)	(1,345,198)	(644,979)	(1,769,609)	(1,739,541)	(524,483)	(560,810)
Adjustments to maintain reserves	(114)	(33)	7,016	(7,150)	(57)	(4)	(133)	(137)
Net equity transactions	238,351	(1,858,500)	(2,891,616)	862,545	(2,557,848)	(613,300)	(1,218,153)	(870,821)
Net change in contract owners’ equity	1,451,836	(2,610,371)	(1,951,716)	667,037	(571,153)	(787,434)	(328,167)	(1,011,236)
Contract owners’ equity beginning of period	4,489,423	7,099,794	5,782,473	5,115,436	11,785,660	12,573,094	4,193,100	5,204,336
Contract owners’ equity end of period	$5,941,259	4,489,423	3,830,757	5,782,473	11,214,507	11,785,660	3,864,933	4,193,100
CHANGES IN UNITS:
Beginning units	368,885	502,360	312,611	255,028	450,556	479,809	113,408	136,439
Units purchased	324,603	658,213	3,281,811	2,189,381	253,195	561,974	152,066	303,841
Units redeemed	(306,078)	(791,688)	(3,417,546)	(2,131,798)	(348,600)	(591,227)	(181,410)	(326,872)
Ending units	387,410	368,885	176,876	312,611	355,151	450,556	84,064	113,408

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVIDD		RJNF		RVIMC		RAF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(45,256)	(42,534)	(8,546)	(12,701)	(2,459)	(2,423)	(3,632)	(5,044)
Realized gain (loss) on investments	(429,473)	188,074	(139,144)	51,572	(47,010)	12,717	(222,325)	(29,082)
Change in unrealized gain (loss) on investments	(351,885)	76,254	45,301	(31,197)	(6,955)	5,489	(37,336)	27,356
Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	(826,614)	221,794	(102,389)	7,674	(56,424)	15,783	(263,293)	(6,770)
Equity transactions:
Purchase payments received from contract owners (note 4)	938	(110)	22,897	84,048	(1)	3	7,375	17,939
Transfers between funds	2,723,914	(1,930,934)	(271,701)	(240,794)	(67,664)	169,050	(1,821,902)	2,206,523
Redemptions (notes 2, 3 and 4)	(297,346)	(272,658)	(49,879)	(177,052)	(12,573)	(4,786)	(59,677)	(59,637)
Adjustments to maintain reserves	(72)	(18)	(102)	8	(28)	2	(20)	(1)
Net equity transactions	2,427,434	(2,203,720)	(298,785)	(333,790)	(80,266)	164,269	(1,874,224)	2,164,824
Net change in contract owners’ equity	1,600,820	(1,981,926)	(401,174)	(326,116)	(136,690)	180,052	(2,137,517)	2,158,054
Contract owners’ equity beginning of period	1,397,502	3,379,428	890,457	1,216,573	309,025	128,973	2,327,297	169,243
Contract owners’ equity end of period	$2,998,322	1,397,502	489,283	890,457	172,335	309,025	189,780	2,327,297
CHANGES IN UNITS:
Beginning units	4,461,941	10,883,858	340,931	464,625	207,501	95,769	2,906,311	247,552
Units purchased	77,172,104	119,118,338	2,355,433	4,088,541	1,682,997	1,882,251	7,986,588	14,681,433
Units redeemed	(65,981,020)	(125,540,255)	(2,479,077)	(4,212,235)	(1,741,381)	(1,770,519)	(10,434,677)	(12,022,674)
Ending units	15,653,025	4,461,941	217,287	340,931	149,117	207,501	458,222	2,906,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVISC		RUF		RLCJ		RLF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(6,462)	(10,260)	(3,787)	(13,455)	(1,044)	(14,967)	(35,118)	(38,968)
Realized gain (loss) on investments	(114,763)	36,022	(237,073)	(26,291)	132,299	(358,465)	34,981	55,195
Change in unrealized gain (loss) on investments	(52,634)	54,775	(39,964)	43,249	63,827	(62,119)	663,486	(588,827)
Reinvested capital gains	-	-	-	-	-	185,109	30,898	82,914
Net increase (decrease) in contract owners’ equity resulting from operations	(173,859)	80,537	(280,824)	3,503	195,082	(250,442)	694,247	(489,686)
Equity transactions:
Purchase payments received from contract owners (note 4)	957	14,220	7,725	21,152	14,480	17,265	5,232	3,035
Transfers between funds	(686,814)	657,339	(563,972)	689,842	(405,362)	130,755	(10,383)	(225,736)
Redemptions (notes 2, 3 and 4)	(58,852)	(42,916)	(146,944)	(154,712)	(29,544)	(183,029)	(469,113)	(295,664)
Adjustments to maintain reserves	(39)	2	(38)	(3)	(102)	70	(51)	123
Net equity transactions	(744,748)	628,645	(703,229)	556,279	(420,528)	(34,939)	(474,315)	(518,242)
Net change in contract owners’ equity	(918,607)	709,182	(984,053)	559,782	(225,446)	(285,381)	219,932	(1,007,928)
Contract owners’ equity beginning of period	1,279,109	569,927	1,617,716	1,057,934	1,023,454	1,308,835	2,580,480	3,588,408
Contract owners’ equity end of period	$360,502	1,279,109	633,663	1,617,716	798,008	1,023,454	2,800,412	2,580,480
CHANGES IN UNITS:
Beginning units	910,480	450,457	997,668	672,999	68,954	68,202	87,236	103,637
Units purchased	11,877,515	13,073,533	4,922,693	6,765,469	463,317	851,014	44,052	124,570
Units redeemed	(12,443,819)	(12,613,510)	(5,399,525)	(6,440,800)	(492,775)	(850,262)	(57,060)	(140,971)
Ending units	344,176	910,480	520,836	997,668	39,496	68,954	74,228	87,236

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RMED		RVARS		RVF		ROF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,748)	(41,138)	58,597	(76,304)	(339,231)	(389,827)	(251,391)	(352,439)
Realized gain (loss) on investments	(439,189)	(205,579)	24,496	8,176	(1,042,622)	5,617,711	974,875	2,383,484
Change in unrealized gain (loss) on investments	1,211,316	(1,240,931)	111,142	(281,617)	17,534,111	(12,515,629)	4,453,740	(3,810,553)
Reinvested capital gains	-	833,975	-	-	-	4,791,185	451,002	967,148
Net increase (decrease) in contract owners’ equity resulting from operations	762,379	(653,673)	194,235	(349,745)	16,152,258	(2,496,560)	5,628,226	(812,360)
Equity transactions:
Purchase payments received from contract owners (note 4)	33,998	238,820	66,099	253,328	61,936	2,147,694	176,926	268,136
Transfers between funds	(331,254)	(514,523)	(1,214,715)	(216,510)	1,612,291	(2,161,020)	(918,517)	261,970
Redemptions (notes 2, 3 and 4)	(342,981)	(226,752)	(346,527)	(665,688)	(3,105,936)	(3,244,796)	(2,575,954)	(2,999,828)
Adjustments to maintain reserves	(66)	(84)	(148)	58	656	(3,424)	43	(272)
Net equity transactions	(640,303)	(502,539)	(1,495,291)	(628,812)	(1,431,053)	(3,261,546)	(3,317,502)	(2,469,994)
Net change in contract owners' equity	122,076	(1,156,212)	(1,301,056)	(978,557)	14,721,205	(5,758,106)	2,310,724	(3,282,354)
Contract owners' equity beginning of period	2,418,652	3,574,864	4,914,169	5,892,726	21,992,581	27,750,687	16,887,743	20,170,097
Contract owners' equity end of period	$2,540,728	2,418,652	3,613,113	4,914,169	36,713,786	21,992,581	19,198,467	16,887,743
CHANGES IN UNITS:
Beginning units	63,196	73,684	569,165	638,005	362,509	433,381	457,417	530,654
Units purchased	58,912	81,810	97,987	67,191	420,967	628,460	1,106,141	1,664,672
Units redeemed	(73,681)	(92,298)	(264,299)	(136,031)	(443,928)	(699,332)	(1,180,816)	(1,737,909)
Ending units	48,427	63,196	402,853	569,165	339,548	362,509	382,742	457,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RNF		RPMF		RREF		RRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(37,046)	(132,689)	(98,670)	226,936	16,479	(13,876)	(32,731)	(54,435)
Realized gain (loss) on investments	1,172,542	(84,625)	2,091,236	(2,236,604)	538,746	(6,971)	(72,305)	209,124
Change in unrealized gain (loss) on investments	2,473,005	(1,653,282)	758,781	412,027	484,081	(467,311)	582,557	(504,405)
Reinvested capital gains	-	642,869	-	-	47,023	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,608,501	(1,227,727)	2,751,347	(1,597,641)	1,086,329	(488,158)	477,521	(349,716)
Equity transactions:
Purchase payments received from contract owners (note 4)	89,217	51,840	213,230	93,744	6,813	12,876	1,563	15,703
Transfers between funds	(655,509)	(452,757)	395,180	(263,639)	385,271	702,981	(1,248,340)	1,393,944
Redemptions (notes 2, 3 and 4)	(934,790)	(2,056,523)	(813,761)	(1,320,935)	(635,816)	(665,167)	(411,661)	(498,488)
Adjustments to maintain reserves	4	(120)	11	(2)	(199)	15	(37)	(24)
Net equity transactions	(1,501,078)	(2,457,560)	(205,340)	(1,490,832)	(243,931)	50,705	(1,658,475)	911,135
Net change in contract owners' equity	2,107,423	(3,685,287)	2,546,007	(3,088,473)	842,398	(437,453)	(1,180,954)	561,419
Contract owners' equity beginning of period	9,921,657	13,606,944	6,842,654	9,931,127	4,428,058	4,865,511	3,072,827	2,511,408
Contract owners' equity end of period	$12,029,080	9,921,657	9,388,661	6,842,654	5,270,456	4,428,058	1,891,873	3,072,827
CHANGES IN UNITS:
Beginning units	407,699	489,051	737,847	855,739	199,001	197,693	118,827	91,769
Units purchased	744,584	2,140,983	1,913,720	2,388,402	768,195	681,430	32,496	438,032
Units redeemed	(810,857)	(2,222,335)	(1,990,048)	(2,506,294)	(770,804)	(680,122)	(92,295)	(410,974)
Ending units	341,426	407,699	661,519	737,847	196,392	199,001	59,028	118,827

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RMEK		RTF		RVLCG		RVLCV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(37,426)	(56,453)	(328,747)	(353,217)	(324,882)	(474,230)	(123,990)	(202,567)
Realized gain (loss) on investments	176,895	(487,692)	1,443,865	2,013,788	(1,545,449)	1,745,534	(1,751,229)	606,104
Change in unrealized gain (loss) on investments	618,339	(472,517)	10,391,372	(8,366,748)	6,615,975	(6,265,555)	5,499,122	(6,623,721)
Reinvested capital gains	-	193,475	-	2,460,653	502,787	2,434,375	225,490	2,040,097
Net increase (decrease) in contract owners' equity resulting from operations	757,808	(823,187)	11,506,490	(4,245,524)	5,248,431	(2,559,876)	3,849,393	(4,180,087)
Equity transactions:
Purchase payments received from contract owners (note 4)	49,181	12,494	62,642	2,018,952	61,092	282,358	78,746	71,376
Transfers between funds	(920,564)	(478,449)	1,689,141	779,028	(4,102,777)	(5,635,871)	(4,250,962)	(1,647,267)
Redemptions (notes 2, 3 and 4)	(251,196)	(265,768)	(4,045,171)	(2,395,031)	(2,814,363)	(2,888,309)	(2,656,032)	(2,328,907)
Adjustments to maintain reserves	(104)	113	520	7,894	(140)	21	(186)	(24)
Net equity transactions	(1,122,683)	(731,610)	(2,292,868)	410,843	(6,856,188)	(8,241,801)	(6,828,434)	(3,904,822)
Net change in contract owners' equity	(364,875)	(1,554,797)	9,213,622	(3,834,681)	(1,607,757)	(10,801,677)	(2,979,041)	(8,084,909)
Contract owners' equity beginning of period	2,522,425	4,077,222	19,510,359	23,345,040	24,143,623	34,945,300	20,948,196	29,033,105
Contract owners' equity end of period	$2,157,550	2,522,425	28,723,981	19,510,359	22,535,866	24,143,623	17,969,155	20,948,196
CHANGES IN UNITS:
Beginning units	90,508	115,272	715,384	753,349	1,066,315	1,435,023	1,060,163	1,254,394
Units purchased	434,477	703,430	2,089,995	2,193,853	1,009,502	1,846,668	765,943	1,389,053
Units redeemed	(466,541)	(728,194)	(2,154,025)	(2,231,818)	(1,284,370)	(2,215,376)	(1,079,512)	(1,583,284)
Ending units	58,444	90,508	651,354	715,384	791,447	1,066,315	746,594	1,060,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVMCG		RVMCV		RVSCG		RVSCV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(98,405)	(167,414)	(99,058)	(126,136)	(94,542)	(178,260)	(45,419)	(119,548)
Realized gain (loss) on investments	(1,066,346)	630,997	(637,018)	(1,058,380)	(2,038,423)	451,030	(915,443)	161,348
Change in unrealized gain (loss) on investments	2,085,740	(2,648,451)	1,920,960	(1,711,133)	3,004,580	(3,015,852)	1,701,119	(1,934,233)
Reinvested capital gains	-	740,757	-	1,229,363	-	240,897	-	-
Net increase (decrease) in contract owners' equity resulting from operations	920,989	(1,444,111)	1,184,884	(1,666,286)	871,615	(2,502,185)	740,257	(1,892,433)
Equity transactions:
Purchase payments received from contract owners (note 4)	20,445	50,146	22,271	41,540	45,002	46,592	20,493	29,328
Transfers between funds	(842,242)	(467,631)	(533,777)	(1,207,456)	(4,868,339)	1,465,938	(807,432)	(2,797,305)
Redemptions (notes 2, 3 and 4)	(982,311)	(1,359,823)	(702,821)	(493,409)	(796,918)	(1,317,537)	(783,467)	(748,409)
Adjustments to maintain reserves	(130)	52	(159)	44	(120)	54	(74)	(1)
Net equity transactions	(1,804,238)	(1,777,256)	(1,214,486)	(1,659,281)	(5,620,375)	195,047	(1,570,480)	(3,516,387)
Net change in contract owners' equity	(883,249)	(3,221,367)	(29,602)	(3,325,567)	(4,748,760)	(2,307,138)	(830,223)	(5,408,820)
Contract owners' equity beginning of period	7,251,756	10,473,123	6,257,510	9,583,077	10,602,394	12,909,532	4,741,259	10,150,079
Contract owners' equity end of period	$6,368,507	7,251,756	6,227,908	6,257,510	5,853,634	10,602,394	3,911,036	4,741,259
CHANGES IN UNITS:
Beginning units	313,364	380,793	329,823	404,813	457,942	496,353	315,134	528,975
Units purchased	329,547	522,724	122,480	226,079	401,392	1,126,634	185,673	742,787
Units redeemed	(401,567)	(590,153)	(179,574)	(301,069)	(635,948)	(1,165,045)	(282,883)	(956,628)
Ending units	241,344	313,364	272,729	329,823	223,386	457,942	217,924	315,134

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVSDL		RTEC		RTEL		RTRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(6,597)	(17,801)	(156,762)	(175,976)	(10,485)	(6,062)	(40,582)	(63,705)
Realized gain (loss) on investments	36,449	110,848	659,514	1,546,491	(52,650)	20,212	(244,724)	(30)
Change in unrealized gain (loss) on investments	(3,295)	6,190	2,055,627	(1,897,895)	134,050	(157,020)	831,711	(1,086,786)
Reinvested capital gains	-	-	371,561	301,621	-	16,025	1,387	174,235
Net increase (decrease) in contract owners' equity resulting from operations	26,557	99,237	2,929,940	(225,759)	70,915	(126,845)	547,792	(976,286)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,873	222	17,292	263,062	16	4,006	2,246	133,892
Transfers between funds	(125,472)	(2,689)	(511,550)	(1,579,585)	(460,390)	749,934	(366,234)	(1,798,411)
Redemptions (notes 2, 3 and 4)	(311,708)	(165,521)	(1,231,024)	(1,010,594)	(159,506)	(32,031)	(659,986)	(292,074)
Adjustments to maintain reserves	(32)	15	(165)	56	(61)	16	30	(76)
Net equity transactions	(414,339)	(167,973)	(1,725,447)	(2,327,061)	(619,941)	721,925	(1,023,944)	(1,956,669)
Net change in contract owners' equity	(387,782)	(68,736)	1,204,493	(2,552,820)	(549,026)	595,080	(476,152)	(2,932,955)
Contract owners' equity beginning of period	961,980	1,030,716	8,654,905	11,207,725	1,177,415	582,335	3,124,597	6,057,552
Contract owners' equity end of period	$574,198	961,980	9,859,398	8,654,905	628,389	1,177,415	2,648,445	3,124,597
CHANGES IN UNITS:
Beginning units	139,467	167,540	333,860	419,506	126,955	58,362	116,508	183,274
Units purchased	487,779	1,213,287	411,983	690,688	135,625	406,466	101,988	289,445
Units redeemed	(546,688)	(1,241,360)	(471,207)	(776,334)	(202,564)	(337,873)	(136,770)	(356,211)
Ending units	80,558	139,467	274,636	333,860	60,016	126,955	81,726	116,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RUTL		RVWDL		IVBRA2		AVIE2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(64,600)	17,943	(1,259)	(4,861)	(67,682)	(1,765)	3,401	12,736
Realized gain (loss) on investments	649,030	109,768	(25,034)	(59,250)	(72,513)	(8,020)	13,288	12,883
Change in unrealized gain (loss) on investments	205,967	(5,829)	2,981	(4,511)	746,445	(830,539)	213,802	(230,043)
Reinvested capital gains	-	22,175	-	-	-	447,699	97,419	9,239
Net increase (decrease) in contract owners' equity resulting from operations	790,397	144,057	(23,312)	(68,622)	606,250	(392,625)	327,910	(195,185)
Equity transactions:
Purchase payments received from contract owners (note 4)	27,676	38,502	922	18,770	193,910	451,755	93,908	657,370
Transfers between funds	(98,562)	1,156,128	32,559	(24,292)	85,721	182,158	81,259	46,999
Redemptions (notes 2, 3 and 4)	(606,914)	(580,826)	(2,762)	(19,383)	(301,477)	(286,051)	(27,896)	(18,055)
Adjustments to maintain reserves	(189)	(31)	(32)	(12)	(192)	98	(48)	3
Net equity transactions	(677,989)	613,773	30,687	(24,917)	(22,038)	347,960	147,223	686,317
Net change in contract owners' equity	112,408	757,830	7,375	(93,539)	584,212	(44,665)	475,133	491,132
Contract owners' equity beginning of period	4,498,811	3,740,981	243,052	336,591	4,500,914	4,545,579	1,188,609	697,477
Contract owners' equity end of period	$4,611,219	4,498,811	250,427	243,052	5,085,126	4,500,914	1,663,742	1,188,609
CHANGES IN UNITS:
Beginning units	235,136	199,593	41,323	50,443	417,499	388,060	128,227	62,932
Units purchased	522,343	1,100,727	364,129	309,698	67,766	114,734	25,237	71,808
Units redeemed	(551,288)	(1,065,184)	(359,594)	(318,818)	(69,477)	(85,295)	(12,034)	(6,513)
Ending units	206,191	235,136	45,858	41,323	415,788	417,499	141,430	128,227

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVEW52		OVIGS		OVGSS		OVSCS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,397	(3,490)	(13,651)	(13,203)	(74,426)	(64,173)	(61,640)	(51,489)
Realized gain (loss) on investments	270,946	153,564	12,267	98,868	(97,481)	859,008	12,574	59,043
Change in unrealized gain (loss) on investments	1,860,112	(1,203,894)	550,840	(670,483)	1,525,706	(3,226,384)	703,877	(1,215,541)
Reinvested capital gains	208,717	163,488	148,971	44,170	1,738,370	733,306	492,204	581,293
Net increase (decrease) in contract owners' equity resulting from operations	2,384,172	(890,332)	698,427	(540,648)	3,092,169	(1,698,243)	1,147,015	(626,694)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,965,553	1,842,930	523,634	1,003,503	800,647	4,866,919	472,565	1,278,386
Transfers between funds	7,449	165,332	7,351	(47,079)	1,179,950	(1,814,042)	(232,793)	138,454
Redemptions (notes 2, 3 and 4)	(409,845)	(209,718)	(53,566)	(60,215)	(705,859)	(984,006)	(144,511)	(101,080)
Adjustments to maintain reserves	(75)	7	(23)	(18)	(101)	(105)	(22)	(24)
Net equity transactions	1,563,082	1,798,551	477,396	896,191	1,274,637	2,068,766	95,239	1,315,736
Net change in contract owners' equity	3,947,254	908,219	1,175,823	355,543	4,366,806	370,523	1,242,254	689,042
Contract owners' equity beginning of period	8,251,772	7,343,553	2,360,693	2,005,150	9,996,630	9,626,107	4,603,996	3,914,954
Contract owners' equity end of period	$12,199,026	8,251,772	3,536,516	2,360,693	14,363,436	9,996,630	5,846,250	4,603,996
CHANGES IN UNITS:
Beginning units	727,172	587,646	259,112	175,012	745,410	621,009	444,099	334,053
Units purchased	296,555	313,828	80,210	140,161	296,746	621,984	96,036	183,328
Units redeemed	(176,852)	(174,302)	(32,286)	(56,061)	(216,484)	(497,583)	(88,024)	(73,282)
Ending units	846,875	727,172	307,036	259,112	825,672	745,410	452,111	444,099

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRASP		WRENG		JPIGA2		JPIIB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$83,369	49,986	(14,815)	(15,773)	10,458	(16,978)	14,760	(7,569)
Realized gain (loss) on investments	(393,248)	(445,993)	(205,758)	(59,831)	55,494	3,039	6,907	2,355
Change in unrealized gain (loss) on investments	2,283,783	(1,137,581)	269,364	(503,756)	180,033	(117,562)	74,019	(39,584)
Reinvested capital gains	535,431	592,764	-	-	-	7,905	2,058	1,004
Net increase (decrease) in contract owners' equity resulting from operations	2,509,335	(940,824)	48,791	(579,360)	245,985	(123,596)	97,744	(43,794)
Equity transactions:
Purchase payments received from contract owners (note 4)	102,831	173,471	85,574	332,386	421,892	769,673	265,607	429,661
Transfers between funds	(671,394)	(962,789)	369,007	251,354	(456,524)	12,973	(20,472)	(65,142)
Redemptions (notes 2, 3 and 4)	(1,577,758)	(1,160,074)	(33,432)	(38,315)	(19,611)	(15,020)	(189,809)	(2,592)
Adjustments to maintain reserves	(114)	24	(43)	25	(38)	(10)	(12)	(14)
Net equity transactions	(2,146,435)	(1,949,368)	421,106	545,450	(54,281)	767,616	55,314	361,913
Net change in contract owners' equity	362,900	(2,890,192)	469,897	(33,910)	191,704	644,020	153,058	318,119
Contract owners' equity beginning of period	13,353,108	16,243,300	1,064,015	1,097,925	1,692,871	1,048,851	843,968	525,849
Contract owners' equity end of period	$13,716,008	13,353,108	1,533,912	1,064,015	1,884,575	1,692,871	997,026	843,968
CHANGES IN UNITS:
Beginning units	1,097,000	1,246,020	180,863	121,565	159,663	91,508	80,274	47,073
Units purchased	48,485	95,752	160,818	123,994	37,801	83,939	36,493	81,226
Units redeemed	(207,859)	(244,772)	(86,543)	(64,696)	(42,998)	(15,784)	(32,631)	(48,025)
Ending units	937,626	1,097,000	255,138	180,863	154,466	159,663	84,136	80,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	JABS		JAMGS		JAFBS		JAGTS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$81,063	37,064	(107,477)	(70,957)	50,609	63,058	(91,895)	(9,662)
Realized gain (loss) on investments	349,989	166,652	402,338	283,889	(54,503)	(33,158)	838,677	592,455
Change in unrealized gain (loss) on investments	1,450,043	(501,628)	1,778,664	(930,931)	267,663	(127,840)	2,388,315	(1,300,693)
Reinvested capital gains	278,417	151,221	587,796	308,404	-	-	809,007	226,424
Net increase (decrease) in contract owners' equity resulting from operations	2,159,512	(146,691)	2,661,321	(409,595)	263,769	(97,940)	3,944,104	(491,476)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,000,291	1,995,275	2,396,795	2,393,478	246,292	219,874	2,970,398	3,076,197
Transfers between funds	5,372,019	499,432	40,202	288,176	(1,043,955)	139,756	995,847	1,417,795
Redemptions (notes 2, 3 and 4)	(928,612)	(139,487)	(313,057)	(185,662)	(239,208)	(91,880)	(260,978)	(142,702)
Adjustments to maintain reserves	(32)	20	(54)	(33)	(60)	(5)	(81)	9
Net equity transactions	8,443,666	2,355,240	2,123,886	2,495,959	(1,036,931)	267,745	3,705,186	4,351,299
Net change in contract owners' equity	10,603,178	2,208,549	4,785,207	2,086,364	(773,162)	169,805	7,649,290	3,859,823
Contract owners' equity beginning of period	7,263,851	5,055,302	7,292,331	5,205,967	4,063,796	3,893,991	8,312,926	4,453,103
Contract owners' equity end of period	$17,867,029	7,263,851	12,077,538	7,292,331	3,290,634	4,063,796	15,962,216	8,312,926
CHANGES IN UNITS:
Beginning units	618,182	426,456	551,182	386,442	405,797	379,665	514,740	274,974
Units purchased	883,397	304,694	339,334	383,022	113,044	108,970	575,089	436,510
Units redeemed	(242,398)	(112,968)	(207,525)	(218,282)	(214,835)	(82,838)	(399,845)	(196,744)
Ending units	1,259,181	618,182	682,991	551,182	304,006	405,797	689,984	514,740

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	LZREMS		LPWHY2		LPVCA2		SBVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(66,883)	124,256	173,174	158,025	(9,357)	(19,091)	7,509	3,898
Realized gain (loss) on investments	175,053	720,593	(21,285)	(42,268)	21,952	441	29,899	17,664
Change in unrealized gain (loss) on investments	2,444,963	(3,992,580)	411,109	(384,856)	735,777	(597,620)	275,538	(316,872)
Reinvested capital gains	-	-	-	-	74,283	245,369	113,326	114,138
Net increase (decrease) in contract owners' equity resulting from operations	2,553,133	(3,147,731)	562,998	(269,099)	822,655	(370,901)	426,272	(181,172)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,307,519	2,601,393	564,950	1,001,187	323,663	780,442	-	-
Transfers between funds	1,052,268	1,960,959	1,534,280	(892,217)	(223,295)	27,862	-	27,206
Redemptions (notes 2, 3 and 4)	(1,561,833)	(1,319,283)	(349,724)	(443,834)	(78,143)	(16,186)	(139,816)	(82,649)
Adjustments to maintain reserves	(150)	23	(111)	46	(30)	4	5	(3)
Net equity transactions	797,804	3,243,092	1,749,395	(334,818)	22,195	792,122	(139,811)	(55,446)
Net change in contract owners' equity	3,350,937	95,361	2,312,393	(603,917)	844,850	421,221	286,461	(236,618)
Contract owners' equity beginning of period	15,079,857	14,984,496	4,269,367	4,873,284	3,486,870	3,065,649	1,591,968	1,828,586
Contract owners' equity end of period	$18,430,794	15,079,857	6,581,760	4,269,367	4,331,720	3,486,870	1,878,429	1,591,968
CHANGES IN UNITS:
Beginning units	1,707,119	1,365,738	409,609	444,473	362,371	288,030	103,468	106,884
Units purchased	472,485	858,227	325,633	210,962	36,452	128,864	-	1,561
Units redeemed	(393,908)	(516,846)	(174,521)	(245,826)	(34,291)	(54,523)	(7,494)	(4,977)
Ending units	1,785,696	1,707,119	560,721	409,609	364,532	362,371	95,974	103,468

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SBVSG2		LOVTRC		LOVSDC		MNCPS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(50,078)	(34,171)	84,338	94,077	291,791	163,938	(5,342)	1,452
Realized gain (loss) on investments	17,132	292,061	8,817	(15,351)	(50,816)	(36,593)	74,830	45,088
Change in unrealized gain (loss) on investments	448,639	(1,024,454)	228,329	(157,928)	115,348	(122,265)	173,060	(340,144)
Reinvested capital gains	476,047	428,979	-	-	-	-	541,299	122,586
Net increase (decrease) in contract owners' equity resulting from operations	891,740	(337,585)	321,484	(79,202)	356,323	5,080	783,847	(171,018)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,131,834	1,407,004	701,691	795,092	5,196,745	2,630,267	709,508	1,017,856
Transfers between funds	(465,727)	1,221,364	409,434	122,548	413,682	(238,743)	2,595,275	89,390
Redemptions (notes 2, 3 and 4)	(82,124)	(69,933)	(384,714)	(144,744)	(294,397)	(883,884)	(593,742)	(140,912)
Adjustments to maintain reserves	(85)	28	(39)	-	(50)	12	(110)	(21)
Net equity transactions	583,898	2,558,463	726,372	772,896	5,315,980	1,507,652	2,710,931	966,313
Net change in contract owners' equity	1,475,638	2,220,878	1,047,856	693,694	5,672,303	1,512,732	3,494,778	795,295
Contract owners' equity beginning of period	3,625,106	1,404,228	4,452,922	3,759,228	6,733,687	5,220,955	2,974,350	2,179,055
Contract owners' equity end of period	$5,100,744	3,625,106	5,500,778	4,452,922	12,405,990	6,733,687	6,469,128	2,974,350
CHANGES IN UNITS:
Beginning units	296,605	117,267	435,433	359,520	659,392	511,301	256,424	180,730
Units purchased	175,687	279,872	152,184	113,246	842,413	362,960	300,491	149,855
Units redeemed	(138,632)	(100,534)	(84,988)	(37,333)	(330,177)	(214,869)	(93,689)	(74,161)
Ending units	333,660	296,605	502,629	435,433	1,171,628	659,392	463,226	256,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	MV3MVS		MVBRES		MVGTAS		MVUSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(6,250)	(12,991)	5,112	380	19,371	(22,029)	76,753	(4,107)
Realized gain (loss) on investments	41,059	27,755	15,991	27,726	(14,346)	(7,330)	131,020	12,123
Change in unrealized gain (loss) on investments	645,350	(682,494)	428,303	(463,178)	162,095	(200,701)	283,196	(28,439)
Reinvested capital gains	408,595	208,371	234,869	199,556	38,992	94,189	8,442	6,557
Net increase (decrease) in contract owners' equity resulting from operations	1,088,754	(459,359)	684,275	(235,516)	206,112	(135,871)	499,411	(13,866)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,737,758	1,265,841	697,591	381,668	75,748	154,916	1,072,494	407,645
Transfers between funds	(282,698)	124,190	(52,350)	162,689	(139,498)	(697,601)	380,027	(40,047)
Redemptions (notes 2, 3 and 4)	(132,029)	(37,835)	(100,488)	(96,748)	(339,219)	(202,025)	(41,431)	(63,573)
Adjustments to maintain reserves	(87)	12	(35)	(1)	(1)	(30)	(38)	1
Net equity transactions	1,322,944	1,352,208	544,718	447,608	(402,970)	(744,740)	1,411,052	304,026
Net change in contract owners' equity	2,411,698	892,849	1,228,993	212,092	(196,858)	(880,611)	1,910,463	290,160
Contract owners' equity beginning of period	3,311,729	2,418,880	2,287,924	2,075,832	1,766,934	2,647,545	1,745,985	1,455,825
Contract owners' equity end of period	$5,723,427	3,311,729	3,516,917	2,287,924	1,570,076	1,766,934	3,656,448	1,745,985
CHANGES IN UNITS:
Beginning units	317,050	202,203	206,082	169,998	153,383	216,134	167,177	139,076
Units purchased	171,070	146,541	62,945	52,094	18,627	37,643	192,211	83,654
Units redeemed	(63,792)	(31,694)	(19,988)	(16,010)	(51,080)	(100,394)	(75,450)	(55,553)
Ending units	424,328	317,050	249,039	206,082	120,930	153,383	283,938	167,177

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	MVIGSC		MVIVSC		MGRFV		MSVEG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$417	-	101,481	(8,287)	(15,099)	(30,241)	(4,097)	-
Realized gain (loss) on investments	(155)	-	227,299	222,712	104,170	195,985	(8,975)	-
Change in unrealized gain (loss) on investments	5,423	-	3,569,915	(2,250,902)	(72,906)	80,335	82,991	-
Reinvested capital gains	17,662	-	682,443	180,209	203,692	45,526	2,782	-
Net increase (decrease) in contract owners' equity resulting from operations	23,347	-	4,581,138	(1,856,268)	219,857	291,605	72,701	-
Equity transactions:
Purchase payments received from contract owners (note 4)	263,827	-	3,776,451	10,987,361	528,950	507,798	1,706,332	-
Transfers between funds	140,068	-	(533,537)	58,340	251,251	60,840	195,859	-
Redemptions (notes 2, 3 and 4)	(1,434)	-	(477,924)	(217,261)	(606,826)	(366,355)	(5,248)	-
Adjustments to maintain reserves	(6)	-	(76)	10	(58)	-	(14)	-
Net equity transactions	402,455	-	2,764,914	10,828,450	173,317	202,283	1,896,929	-
Net change in contract owners' equity	425,802	-	7,346,052	8,972,182	393,174	493,888	1,969,630	-
Contract owners' equity beginning of period	-	-	17,946,388	8,974,206	4,164,942	3,671,054	-	-
Contract owners' equity end of period	$425,802	-	25,292,440	17,946,388	4,558,116	4,164,942	1,969,630	-
CHANGES IN UNITS:
Beginning units	-	-	1,593,035	713,454	389,618	364,743	-	-
Units purchased	39,313	-	470,457	1,339,192	198,370	352,029	303,265	-
Units redeemed	(154)	-	(258,055)	(459,611)	(181,640)	(327,154)	(118,004)	-
Ending units	39,159	-	1,805,437	1,593,035	406,348	389,618	185,261	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	MSGI2		MSEMB		MSVGT2		VKVGR2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$79,887	107,554	489,500	458,750	4,407	(6,673)	218,280	276,283
Realized gain (loss) on investments	3,993	(122,949)	(14,909)	(32,393)	28,820	26,941	143,983	(30,301)
Change in unrealized gain (loss) on investments	1,118,855	(805,654)	930,390	(1,314,863)	117,817	(216,024)	1,298,185	(1,717,665)
Reinvested capital gains	289,974	258,752	-	-	59,874	73,670	795,872	-
Net increase (decrease) in contract owners' equity resulting from operations	1,492,709	(562,297)	1,404,981	(888,506)	210,918	(122,086)	2,456,320	(1,471,683)
Equity transactions:
Purchase payments received from contract owners (note 4)	872,603	1,429,133	1,666,542	2,626,178	11,460	164,247	1,966,844	3,856,708
Transfers between funds	(631,405)	(1,471,175)	(535,439)	(832,479)	57,769	(323,396)	(1,291,673)	(980,176)
Redemptions (notes 2, 3 and 4)	(418,292)	(439,239)	(879,764)	(652,874)	(196,621)	(130,562)	(1,158,495)	(679,403)
Adjustments to maintain reserves	(190)	11	(156)	32	(23)	(26)	(108)	34
Net equity transactions	(177,284)	(481,270)	251,183	1,140,857	(127,415)	(289,737)	(483,432)	2,197,163
Net change in contract owners' equity	1,315,425	(1,043,567)	1,656,164	252,351	83,503	(411,823)	1,972,888	725,480
Contract owners' equity beginning of period	5,681,914	6,725,481	10,802,037	10,549,686	1,356,117	1,767,940	14,748,073	14,022,593
Contract owners' equity end of period	$6,997,339	5,681,914	12,458,201	10,802,037	1,439,620	1,356,117	16,720,961	14,748,073
CHANGES IN UNITS:
Beginning units	548,936	592,022	929,384	836,569	118,156	141,790	1,249,254	1,081,412
Units purchased	148,129	207,091	295,346	347,471	14,163	22,281	277,370	494,407
Units redeemed	(161,687)	(250,177)	(274,789)	(254,656)	(24,650)	(45,915)	(313,560)	(326,565)
Ending units	535,378	548,936	949,941	929,384	107,669	118,156	1,213,064	1,249,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVFIII		GBF		GBF2		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,152	-	41,526	35,057	154,807	52,834	418,871	185,738
Realized gain (loss) on investments	9,373	-	241,258	(188,617)	263,711	(26,472)	(182,950)	(303,488)
Change in unrealized gain (loss) on investments	(4,075)	-	20,933	42,339	21,624	13,235	745,354	(380,334)
Reinvested capital gains	3,339	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	11,789	-	303,717	(111,221)	440,142	39,597	981,275	(498,084)
Equity transactions:
Purchase payments received from contract owners (note 4)	559,226	-	455,185	15,274	14,275,044	466,106	1,347,662	3,045,196
Transfers between funds	109,207	-	3,674	(348,975)	(8,350,385)	2,541,261	(3,737,251)	2,027,877
Redemptions (notes 2, 3 and 4)	(15,092)	-	(1,176,257)	(956,548)	(64,199)	(15,440)	(1,251,961)	(1,325,757)
Adjustments to maintain reserves	4	-	(73)	(27)	(46)	1	(86)	6
Net equity transactions	653,345	-	(717,471)	(1,290,276)	5,860,414	2,991,928	(3,641,636)	3,747,322
Net change in contract owners' equity	665,134	-	(413,754)	(1,401,497)	6,300,556	3,031,525	(2,660,361)	3,249,238
Contract owners' equity beginning of period	-	-	5,349,870	6,751,367	4,234,467	1,202,942	14,608,040	11,358,802
Contract owners' equity end of period	$665,134	-	4,936,116	5,349,870	10,535,023	4,234,467	11,947,679	14,608,040
CHANGES IN UNITS:
Beginning units	-	-	543,182	675,408	430,565	120,964	1,434,532	1,077,375
Units purchased	117,289	-	1,701,594	296,412	3,107,297	339,114	879,787	1,186,040
Units redeemed	(53,864)	-	(1,765,690)	(428,638)	(2,523,205)	(29,513)	(1,225,999)	(828,883)
Ending units	63,425	-	479,086	543,182	1,014,657	430,565	1,088,320	1,434,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	HIBF		GVABD2		NVLCP2		NVCBD2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$184,407	138,826	54,854	81,855	78,133	49,266	77,151	56,197
Realized gain (loss) on investments	29,613	(159,747)	33,007	(64,470)	141,812	(105,609)	9,813	(29,563)
Change in unrealized gain (loss) on investments	222,316	(91,013)	406,655	(126,871)	154,751	(98,505)	134,379	(76,078)
Reinvested capital gains	-	-	23,494	22,274	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	436,336	(111,934)	518,010	(87,212)	374,696	(154,848)	221,343	(49,444)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,214,004	464,409	1,859,124	3,109,448	173,944	313,822	1,636,300	836,962
Transfers between funds	56,987	(489,620)	(201,692)	(862,520)	4,367,833	(424,304)	(132,376)	(212,034)
Redemptions (notes 2, 3 and 4)	(376,867)	(441,321)	(859,405)	(142,323)	(629,974)	(1,119,761)	(290,292)	(296,953)
Adjustments to maintain reserves	(63)	10	(41)	(7)	(22)	(10)	(29)	7
Net equity transactions	894,061	(466,522)	797,986	2,104,598	3,911,781	(1,230,253)	1,213,603	327,982
Net change in contract owners' equity	1,330,397	(578,456)	1,315,996	2,017,386	4,286,477	(1,385,101)	1,434,946	278,538
Contract owners' equity beginning of period	2,966,833	3,545,289	5,896,110	3,878,724	4,319,966	5,705,067	2,987,391	2,708,853
Contract owners' equity end of period	$4,297,230	2,966,833	7,212,106	5,896,110	8,606,443	4,319,966	4,422,337	2,987,391
CHANGES IN UNITS:
Beginning units	274,586	315,001	581,454	374,678	402,069	518,627	289,095	256,980
Units purchased	537,535	443,255	353,774	414,470	867,018	186,081	228,018	106,967
Units redeemed	(461,602)	(483,670)	(275,482)	(207,694)	(527,857)	(302,639)	(119,223)	(74,852)
Ending units	350,519	274,586	659,746	581,454	741,230	402,069	397,890	289,095

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVSTB2		NVBX		SAM		NVMM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$145,608	161,158	578,771	314,038	148	5	229,753	(450,688)
Realized gain (loss) on investments	11,586	(134,579)	61,657	(456,914)	-	-	-	-
Change in unrealized gain (loss) on investments	267,995	(96,061)	1,481,260	(232,085)	-	-	-	-
Reinvested capital gains	-	-	-	11,503	-	1	-	1,371
Net increase (decrease) in contract owners' equity resulting from operations	425,189	(69,482)	2,121,688	(363,458)	148	6	229,753	(449,317)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,105,716	2,813,483	9,947,459	5,548,613	-	-	28,182,354	29,636,647
Transfers between funds	(4,185,025)	2,428,395	5,873,539	(3,552,276)	-	(27,206)	(46,653,768)	99,484,189
Redemptions (notes 2, 3 and 4)	(1,949,195)	(1,726,693)	(1,750,466)	(948,754)	(19)	(24)	(56,517,634)	(84,298,307)
Adjustments to maintain reserves	(91)	27	(122)	(8)	(1)	1	112	100
Net equity transactions	(2,028,595)	3,515,212	14,070,410	1,047,575	(20)	(27,229)	(74,988,936)	44,822,629
Net change in contract owners' equity	(1,603,406)	3,445,730	16,192,098	684,117	128	(27,223)	(74,759,183)	44,373,312
Contract owners' equity beginning of period	16,824,333	13,378,603	23,532,110	22,847,993	31,971	59,194	202,046,573	157,673,261
Contract owners' equity end of period	$15,220,927	16,824,333	39,724,208	23,532,110	32,099	31,971	127,287,390	202,046,573
CHANGES IN UNITS:
Beginning units	1,703,929	1,349,905	2,330,143	2,234,188	3,517	6,516	22,580,846	17,578,319
Units purchased	1,160,501	1,187,475	3,309,493	1,011,966	-	-	70,686,566	108,215,197
Units redeemed	(1,362,776)	(833,451)	(1,971,011)	(916,011)	(2)	(2,999)	(79,084,865)	(103,212,670)
Ending units	1,501,654	1,703,929	3,668,625	2,330,143	3,515	3,517	14,182,547	22,580,846

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVGEII		NJMMA2		NVMGA2		NAMGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$561	-	9	-	(11,126)	(4,152)	18,013	790
Realized gain (loss) on investments	897	-	1	-	10,231	21,338	20,996	284,862
Change in unrealized gain (loss) on investments	6,679	-	190	-	182,081	(242,035)	496,376	(555,566)
Reinvested capital gains	1,252	-	-	-	45,902	62,192	157,165	141,825
Net increase (decrease) in contract owners' equity resulting from operations	9,389	-	200	-	227,088	(162,657)	692,550	(128,089)
Equity transactions:
Purchase payments received from contract owners (note 4)	240,821	-	42,296	-	217,438	295,014	125,806	1,885,443
Transfers between funds	(83)	-	-	-	114	237,865	15,627	(791,824)
Redemptions (notes 2, 3 and 4)	(6,149)	-	-	-	(50,591)	(47,925)	(72,062)	(68,178)
Adjustments to maintain reserves	4	-	(5)	-	(78)	54	(56)	8
Net equity transactions	234,593	-	42,291	-	166,883	485,008	69,315	1,025,449
Net change in contract owners' equity	243,982	-	42,491	-	393,971	322,351	761,865	897,360
Contract owners' equity beginning of period	-	-	-	-	1,600,812	1,278,461	3,314,050	2,416,690
Contract owners' equity end of period	$243,982	-	42,491	-	1,994,783	1,600,812	4,075,915	3,314,050
CHANGES IN UNITS:
Beginning units	-	-	-	-	159,570	114,668	273,095	192,241
Units purchased	24,702	-	4,211	-	30,930	63,004	18,628	164,217
Units redeemed	(2,103)	-	-	-	(15,284)	(18,102)	(13,522)	(83,363)
Ending units	22,599	-	4,211	-	175,216	159,570	278,201	273,095

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$197,459	(126,975)	2,127,673	(27,569)	(1,517)	(1,460)	(148,029)	(140,205)
Realized gain (loss) on investments	157,586	462,336	(126,687)	57,342	(2,372)	(1,358)	(1,667,035)	726,451
Change in unrealized gain (loss) on investments	518,738	(2,067,224)	(691,780)	(2,590,464)	5,585	(24,472)	1,473,883	(3,210,213)
Reinvested capital gains	1,102,829	1,221,591	752,648	1,086,883	29,359	19,294	2,975,713	1,735,696
Net increase (decrease) in contract owners' equity resulting from operations	1,976,612	(510,272)	2,061,854	(1,473,808)	31,055	(7,996)	2,634,532	(888,271)
Equity transactions:
Purchase payments received from contract owners (note 4)	763,414	370,259	470,885	126,101	14,354	-	741,685	1,193,749
Transfers between funds	(1,363,379)	(90,450)	495,052	165,076	(2,571)	-	1,435,272	344,794
Redemptions (notes 2, 3 and 4)	(560,217)	(914,442)	(803,440)	(1,245,228)	(14,655)	(5,938)	(1,009,018)	(840,491)
Adjustments to maintain reserves	(103)	(17)	(159)	(62)	(21)	22	(66)	25
Net equity transactions	(1,160,285)	(634,650)	162,338	(954,113)	(2,893)	(5,916)	1,167,873	698,077
Net change in contract owners' equity	816,327	(1,144,922)	2,224,192	(2,427,921)	28,162	(13,912)	3,802,405	(190,194)
Contract owners' equity beginning of period	7,056,935	8,201,857	8,911,414	11,339,335	88,546	102,458	7,773,229	7,963,423
Contract owners' equity end of period	$7,873,262	7,056,935	11,135,606	8,911,414	116,708	88,546	11,575,634	7,773,229
CHANGES IN UNITS:
Beginning units	337,722	373,917	525,999	582,611	3,191	3,395	396,280	373,996
Units purchased	142,336	157,111	160,375	120,850	402	-	542,235	611,318
Units redeemed	(187,892)	(193,306)	(156,209)	(177,462)	(488)	(204)	(504,411)	(589,034)
Ending units	292,166	337,722	530,165	525,999	3,105	3,191	434,104	396,280

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVRE2		NVMMV2		NVNMO2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(21,161)	(24,592)	25,030	27,734	78,623	(28,454)	(25,096)	(30,293)
Realized gain (loss) on investments	51,921	28,920	434,816	(32,040)	(926,557)	57,842	5,304	153,931
Change in unrealized gain (loss) on investments	942,826	(1,659,370)	907,467	(210,755)	1,019,257	(2,690,762)	556,834	(704,034)
Reinvested capital gains	307,025	464,965	-	-	1,546,447	1,404,107	313,835	380,135
Net increase (decrease) in contract owners' equity resulting from operations	1,280,611	(1,190,077)	1,367,313	(215,061)	1,717,770	(1,257,267)	850,877	(200,261)
Equity transactions:
Purchase payments received from contract owners (note 4)	114,221	210,447	812,747	1,008,005	420,575	355,784	800,286	534,081
Transfers between funds	773,499	(834,813)	1,468,690	568,607	(1,078,064)	(362,038)	(491,415)	(25,781)
Redemptions (notes 2, 3 and 4)	(358,797)	(627,049)	(435,961)	(163,984)	(837,115)	(909,309)	(110,367)	(261,607)
Adjustments to maintain reserves	(123)	(43)	(64)	18	(234)	120	(58)	(14)
Net equity transactions	528,800	(1,251,458)	1,845,412	1,412,646	(1,494,838)	(915,443)	198,446	246,679
Net change in contract owners' equity	1,809,411	(2,441,535)	3,212,725	1,197,585	222,932	(2,172,710)	1,049,323	46,418
Contract owners' equity beginning of period	4,066,391	6,507,926	3,835,204	2,637,619	7,919,022	10,091,732	3,060,458	3,014,040
Contract owners' equity end of period	$5,875,802	4,066,391	7,047,929	3,835,204	8,141,954	7,919,022	4,109,781	3,060,458
CHANGES IN UNITS:
Beginning units	323,038	426,714	331,079	216,204	403,068	441,461	240,496	222,396
Units purchased	164,147	82,877	458,606	286,703	100,341	153,334	141,279	177,249
Units redeemed	(131,784)	(186,553)	(316,924)	(171,828)	(164,999)	(191,727)	(126,934)	(159,149)
Ending units	355,401	323,038	472,761	331,079	338,410	403,068	254,841	240,496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV2		NVOLG2		NVTIV3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,602)	(4,257)	45,684	2,858	39,658	(62,489)	19,127	10,692
Realized gain (loss) on investments	(112,295)	262	(228,979)	33,448	28,923	51,034	3,532	3,022
Change in unrealized gain (loss) on investments	222,192	(193,221)	456,067	(504,257)	201,521	(1,122,390)	(13,265)	(218,575)
Reinvested capital gains	200,018	113,113	355,577	180,774	2,549,870	761,596	114,757	11,234
Net increase (decrease) in contract owners' equity resulting from operations	305,313	(84,103)	628,349	(287,177)	2,819,972	(372,249)	124,151	(193,627)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,505	99,595	243,930	266,833	2,252,700	1,443,247	310,924	204,545
Transfers between funds	11,766	229,433	492,241	(578,381)	327,697	808,709	41,165	41,283
Redemptions (notes 2, 3 and 4)	(51,398)	(15,430)	(93,100)	(53,456)	(883,358)	(604,800)	(15,697)	(18,409)
Adjustments to maintain reserves	(21)	(24)	10	(10)	(102)	(1)	(48)	(3)
Net equity transactions	(38,148)	313,574	643,081	(365,014)	1,696,937	1,647,155	336,344	227,416
Net change in contract owners' equity	267,165	229,471	1,271,430	(652,191)	4,516,909	1,274,906	460,495	33,789
Contract owners' equity beginning of period	1,041,698	812,227	2,441,479	3,093,670	7,720,802	6,445,896	916,281	882,492
Contract owners' equity end of period	$1,308,863	1,041,698	3,712,909	2,441,479	12,237,711	7,720,802	1,376,776	916,281
CHANGES IN UNITS:
Beginning units	90,296	65,533	224,110	254,148	630,993	511,554	101,838	81,789
Units purchased	180,343	27,034	182,507	39,226	645,030	353,002	67,461	40,642
Units redeemed	(179,609)	(2,271)	(134,554)	(69,264)	(539,829)	(233,563)	(31,910)	(20,593)
Ending units	91,030	90,296	272,063	224,110	736,194	630,993	137,389	101,838

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DTRTFB		TRF		TRF2		EIF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$64,745	18,623	(16,283)	(7,356)	2,237	(950)	37,871	24,635
Realized gain (loss) on investments	4,414	88	321,211	267,113	50,651	28,612	3,242	59,726
Change in unrealized gain (loss) on investments	50,202	(9,889)	293,728	(375,610)	93,395	(30,357)	720,966	(668,568)
Reinvested capital gains	-	-	133,782	-	32,635	-	169,710	288,327
Net increase (decrease) in contract owners' equity resulting from operations	119,361	8,822	732,438	(115,853)	178,918	(2,695)	931,789	(295,880)
Equity transactions:
Purchase payments received from contract owners (note 4)	259,727	634,890	42,449	15,652	734,340	80,914	1,261,492	2,194,029
Transfers between funds	1,074,087	1,318,710	1,473,013	(1,706,722)	75,129	19,429	632,050	(31,066)
Redemptions (notes 2, 3 and 4)	(153,244)	(25,186)	(730,681)	(225,544)	(18,614)	(70,297)	(96,981)	(56,212)
Adjustments to maintain reserves	(4)	(25)	(101)	(12)	(6)	(21)	(55)	(10)
Net equity transactions	1,180,566	1,928,389	784,680	(1,916,626)	790,849	30,025	1,796,506	2,106,741
Net change in contract owners' equity	1,299,927	1,937,211	1,517,118	(2,032,479)	969,767	27,330	2,728,295	1,810,861
Contract owners' equity beginning of period	1,937,211	-	1,876,142	3,908,621	394,913	367,583	3,098,439	1,287,578
Contract owners' equity end of period	$3,237,138	1,937,211	3,393,260	1,876,142	1,364,680	394,913	5,826,734	3,098,439
CHANGES IN UNITS:
Beginning units	191,942	-	134,325	277,662	32,053	29,423	273,299	103,855
Units purchased	161,623	233,181	285,855	132,472	90,910	11,844	185,324	238,338
Units redeemed	(48,891)	(41,239)	(227,758)	(275,809)	(35,905)	(9,214)	(49,848)	(68,894)
Ending units	304,674	191,942	192,422	134,325	87,058	32,053	408,775	273,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF		SCGF2		SCF		SCF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(84,550)	(107,902)	(28,444)	(16,038)	(80,633)	(65,062)	(23,736)	(15,585)
Realized gain (loss) on investments	(1,335,405)	628,594	(737,235)	106,934	(599,715)	100,872	(158,144)	6,980
Change in unrealized gain (loss) on investments	1,219,656	(1,852,200)	487,375	(472,235)	1,174,434	(1,709,815)	343,128	(660,512)
Reinvested capital gains	1,609,849	797,011	868,684	190,990	660,180	1,067,482	270,639	410,274
Net increase (decrease) in contract owners' equity resulting from operations	1,409,550	(534,497)	590,380	(190,349)	1,154,266	(606,523)	431,887	(258,843)
Equity transactions:
Purchase payments received from contract owners (note 4)	30,605	84,774	1,101,487	677,425	72,521	40,072	279,140	304,004
Transfers between funds	622,280	510,566	867,852	(64,639)	1,332,948	879,407	366,994	167,433
Redemptions (notes 2, 3 and 4)	(477,614)	(671,013)	(111,005)	(31,274)	(546,404)	(499,776)	(11,159)	(5,571)
Adjustments to maintain reserves	(75)	(1)	(34)	26	(37)	(28)	(38)	20
Net equity transactions	175,196	(75,674)	1,858,300	581,538	859,028	419,675	634,937	465,886
Net change in contract owners' equity	1,584,746	(610,171)	2,448,680	391,189	2,013,294	(186,848)	1,066,824	207,043
Contract owners' equity beginning of period	4,779,433	5,389,604	1,470,587	1,079,398	4,702,720	4,889,568	1,581,389	1,374,346
Contract owners' equity end of period	$6,364,179	4,779,433	3,919,267	1,470,587	6,716,014	4,702,720	2,648,213	1,581,389
CHANGES IN UNITS:
Beginning units	368,271	378,111	137,561	91,578	398,577	356,726	147,374	110,348
Units purchased	407,311	816,645	426,421	124,786	279,431	168,329	110,783	57,841
Units redeemed	(408,970)	(826,485)	(289,915)	(78,803)	(218,725)	(126,478)	(59,208)	(20,815)
Ending units	366,612	368,271	274,067	137,561	459,283	398,577	198,949	147,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM		GEM2		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$21,051	(62,619)	27,373	(16,285)	40,754	16,640	(13,956)	(33,396)
Realized gain (loss) on investments	(394,071)	295,439	(31,703)	47,476	27,174	27,311	(514,951)	99,789
Change in unrealized gain (loss) on investments	938,891	(1,413,457)	437,533	(451,093)	232,691	(405,196)	201,150	(1,513,526)
Reinvested capital gains	-	-	-	-	128,591	9,524	876,937	691,749
Net increase (decrease) in contract owners' equity resulting from operations	565,871	(1,180,637)	433,203	(419,902)	429,210	(351,721)	549,180	(755,384)
Equity transactions:
Purchase payments received from contract owners (note 4)	26,302	80,739	1,065,458	2,226,037	719,737	1,222,653	47,657	48,667
Transfers between funds	(417,337)	(2,526,814)	1,258,117	(1,972,411)	95,849	(4,238)	(545,896)	(108,564)
Redemptions (notes 2, 3 and 4)	(438,365)	(549,499)	(106,056)	(32,215)	(97,664)	(73,174)	(279,257)	(463,862)
Adjustments to maintain reserves	(96)	25	(44)	(9)	(38)	1	(93)	29
Net equity transactions	(829,496)	(2,995,549)	2,217,475	221,402	717,884	1,145,242	(777,589)	(523,730)
Net change in contract owners' equity	(263,625)	(4,176,186)	2,650,678	(198,500)	1,147,094	793,521	(228,409)	(1,279,114)
Contract owners' equity beginning of period	3,471,994	7,648,180	1,477,503	1,676,003	2,096,515	1,302,994	3,323,110	4,602,224
Contract owners' equity end of period	$3,208,369	3,471,994	4,128,181	1,477,503	3,243,609	2,096,515	3,094,701	3,323,110
CHANGES IN UNITS:
Beginning units	361,158	649,679	144,329	133,227	217,899	114,103	306,459	347,227
Units purchased	181,262	348,713	498,514	237,385	141,508	176,946	69,619	100,353
Units redeemed	(266,724)	(637,234)	(310,285)	(226,283)	(72,809)	(73,150)	(132,634)	(141,121)
Ending units	275,696	361,158	332,558	144,329	286,598	217,899	243,444	306,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF2		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(5,273)	(12,294)	(84,387)	(123,638)	(232,128)	(166,738)	32,918	(6,141)
Realized gain (loss) on investments	(67,872)	(5,486)	234,001	159,446	329,244	204,014	151,084	29,036
Change in unrealized gain (loss) on investments	(379,223)	(670,727)	4,114,405	(3,171,578)	2,902,181	(3,479,845)	2,930,612	(2,772,292)
Reinvested capital gains	775,473	319,765	2,102,449	927,139	4,496,085	2,278,587	2,422,188	1,608,217
Net increase (decrease) in contract owners' equity resulting from operations	323,105	(368,742)	6,366,468	(2,208,631)	7,495,382	(1,163,982)	5,536,802	(1,141,180)
Equity transactions:
Purchase payments received from contract owners (note 4)	719,000	722,335	4,322,468	10,863,715	6,231,432	10,819,915	9,248,518	8,273,550
Transfers between funds	141,072	(4,504)	(563,667)	(293,893)	1,456,979	6,695	(65,523)	1,455,062
Redemptions (notes 2, 3 and 4)	(112,253)	(86,611)	(1,137,932)	(358,001)	(1,415,423)	(661,030)	(1,089,726)	(612,746)
Adjustments to maintain reserves	(40)	(9)	(80)	18	(63)	(27)	(65)	(23)
Net equity transactions	747,779	631,211	2,620,789	10,211,839	6,272,925	10,165,553	8,093,204	9,115,843
Net change in contract owners' equity	1,070,884	262,469	8,987,257	8,003,208	13,768,307	9,001,571	13,630,006	7,974,663
Contract owners' equity beginning of period	1,620,601	1,358,132	17,831,804	9,828,596	23,518,804	14,517,233	19,755,476	11,780,813
Contract owners' equity end of period	$2,691,485	1,620,601	26,819,061	17,831,804	37,287,111	23,518,804	33,385,482	19,755,476
CHANGES IN UNITS:
Beginning units	161,242	110,595	1,595,105	789,133	1,777,371	1,078,343	1,596,307	920,117
Units purchased	112,685	118,188	545,518	1,353,687	798,545	1,187,229	1,154,337	998,920
Units redeemed	(45,397)	(67,541)	(340,151)	(547,715)	(388,445)	(488,201)	(578,387)	(322,730)
Ending units	228,530	161,242	1,800,472	1,595,105	2,187,471	1,777,371	2,172,257	1,596,307

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIV2		NVSIX2		NVIX		MCIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,224,702	156,783	(37,992)	(6,544)	937,092	427,203	137,484	75,546
Realized gain (loss) on investments	(177,706)	301,792	(760,776)	385,524	309,938	1,068,236	(260,088)	604,719
Change in unrealized gain (loss) on investments	(526,842)	(1,686,529)	(4,354,657)	(7,960,195)	4,839,681	(6,117,577)	1,852,139	(8,378,079)
Reinvested capital gains	218,703	-	11,038,135	3,447,906	69,895	-	6,776,321	2,962,847
Net increase (decrease) in contract owners' equity resulting from operations	738,857	(1,227,954)	5,884,710	(4,133,309)	6,156,606	(4,622,138)	8,505,856	(4,734,967)
Equity transactions:
Purchase payments received from contract owners (note 4)	155,338	367,436	6,723,776	7,088,444	7,895,910	8,002,019	11,902,979	10,088,501
Transfers between funds	(734,413)	(52,448)	588,906	(3,944,759)	3,808,904	(2,527,179)	1,750,107	(1,533,622)
Redemptions (notes 2, 3 and 4)	(452,582)	(1,250,769)	(1,785,241)	(1,224,551)	(2,719,362)	(2,006,814)	(2,735,654)	(1,321,633)
Adjustments to maintain reserves	(98)	34	(260)	85	(186)	90	(117)	14
Net equity transactions	(1,031,755)	(935,747)	5,527,181	1,919,219	8,985,266	3,468,116	10,917,315	7,233,260
Net change in contract owners' equity	(292,898)	(2,163,701)	11,411,891	(2,214,090)	15,141,872	(1,154,022)	19,423,171	2,498,293
Contract owners' equity beginning of period	4,986,140	7,149,841	23,628,518	25,842,608	27,145,266	28,299,288	32,484,979	29,986,686
Contract owners' equity end of period	$4,693,242	4,986,140	35,040,409	23,628,518	42,287,138	27,145,266	51,908,150	32,484,979
CHANGES IN UNITS:
Beginning units	583,226	682,118	2,086,380	2,003,529	2,722,377	2,422,837	2,798,247	2,265,493
Units purchased	138,486	128,318	1,179,506	1,535,120	1,802,687	1,439,069	1,722,572	1,554,144
Units redeemed	(244,262)	(227,210)	(765,957)	(1,452,269)	(1,010,349)	(1,139,529)	(926,878)	(1,021,390)
Ending units	477,450	583,226	2,499,929	2,086,380	3,514,715	2,722,377	3,593,941	2,798,247

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVEX1		GVIDA		NAMAA2		GVDMA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,066,773	883,566	31,539	844	30,796	8,163	221,121	116,774
Realized gain (loss) on investments	9,096,931	4,763,733	(159,484)	14,243	31,442	22,506	(275,803)	(39,073)
Change in unrealized gain (loss) on investments	30,937,989	(21,604,484)	841,963	(1,316,096)	432,229	(305,441)	2,222,367	(4,527,181)
Reinvested capital gains	8,638,343	5,175,963	513,564	583,823	113,835	116,578	2,374,889	2,230,064
Net increase (decrease) in contract owners' equity resulting from operations	50,740,036	(10,781,222)	1,227,582	(717,186)	608,302	(158,194)	4,542,574	(2,219,416)
Equity transactions:
Purchase payments received from contract owners (note 4)	50,587,972	39,707,561	250,059	244,281	1,091,905	885,671	2,344,465	5,554,593
Transfers between funds	12,072,355	(4,973,261)	(1,272,331)	(36,862)	565,308	75,718	(952,031)	(552,806)
Redemptions (notes 2, 3 and 4)	(19,431,879)	(8,470,062)	(385,524)	(290,064)	(230,928)	(104,513)	(1,490,373)	(849,463)
Adjustments to maintain reserves	(242)	50	(70)	48	(51)	15	1	9
Net equity transactions	43,228,206	26,264,288	(1,407,866)	(82,597)	1,426,234	856,891	(97,938)	4,152,333
Net change in contract owners' equity	93,968,242	15,483,066	(180,284)	(799,783)	2,034,536	698,697	4,444,636	1,932,917
Contract owners' equity beginning of period	155,185,488	139,702,422	6,229,053	7,028,836	2,646,152	1,947,455	22,466,275	20,533,358
Contract owners' equity end of period	$249,153,730	155,185,488	6,048,769	6,229,053	4,680,688	2,646,152	26,910,911	22,466,275
CHANGES IN UNITS:
Beginning units	12,332,176	10,471,552	546,062	553,230	234,342	162,181	1,972,351	1,644,988
Units purchased	9,758,034	6,122,074	30,811	49,678	147,966	81,639	204,626	708,098
Units redeemed	(6,845,766)	(4,261,450)	(142,265)	(56,846)	(29,735)	(9,478)	(215,216)	(380,735)
Ending units	15,244,444	12,332,176	434,608	546,062	352,573	234,342	1,961,761	1,972,351

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDM		GVDMC		GVIDC		GVAAA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$691,670	363,162	215,611	145,413	182,462	109,769	206,440	(123,554)
Realized gain (loss) on investments	(989,631)	(75,891)	(302,046)	(30,298)	(52,560)	(55,520)	1,313,604	725,814
Change in unrealized gain (loss) on investments	4,412,062	(9,818,401)	1,479,986	(2,473,607)	913,985	(817,691)	6,241,259	(8,706,752)
Reinvested capital gains	5,895,146	5,118,747	1,386,078	1,222,381	357,919	297,751	4,982,521	3,541,229
Net increase (decrease) in contract owners' equity resulting from operations	10,009,247	(4,412,383)	2,779,629	(1,136,111)	1,401,806	(465,691)	12,743,824	(4,563,263)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,338,746	16,132,182	4,130,088	2,882,143	6,825,882	4,339,762	11,182,978	12,132,419
Transfers between funds	(4,433,808)	(11,731,350)	(124,461)	537,170	180,629	452,451	(221,908)	(372,098)
Redemptions (notes 2, 3 and 4)	(5,486,247)	(3,177,141)	(4,181,668)	(2,636,357)	(4,208,650)	(3,777,394)	(10,751,753)	(5,134,630)
Adjustments to maintain reserves	(193)	(25)	165	125	(113)	12	(221)	(14)
Net equity transactions	5,418,498	1,223,666	(175,876)	783,081	2,797,748	1,014,831	209,096	6,625,677
Net change in contract owners' equity	15,427,745	(3,188,717)	2,603,753	(353,030)	4,199,554	549,140	12,952,920	2,062,414
Contract owners' equity beginning of period	58,776,706	61,965,423	22,501,656	22,854,686	15,766,803	15,217,663	66,739,569	64,677,155
Contract owners' equity end of period	$74,204,451	58,776,706	25,105,409	22,501,656	19,966,357	15,766,803	79,692,489	66,739,569
CHANGES IN UNITS:
Beginning units	5,265,537	5,176,800	2,062,588	2,012,077	1,508,728	1,415,301	4,337,164	3,953,360
Units purchased	2,390,950	1,945,330	533,871	469,227	1,067,243	818,508	1,164,768	1,460,397
Units redeemed	(1,947,425)	(1,856,593)	(544,318)	(418,716)	(809,097)	(725,081)	(1,161,642)	(1,076,593)
Ending units	5,709,062	5,265,537	2,052,141	2,062,588	1,766,874	1,508,728	4,340,290	4,337,164

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCRA2		NVCMA2		NVCCA2		NVCMD2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$125,453	33,847	123,538	10,875	215,913	82,277	217,438	114,387
Realized gain (loss) on investments	2,468	550,859	(60,439)	278,937	(387,251)	(494,371)	(238,344)	(172,271)
Change in unrealized gain (loss) on investments	990,107	(1,974,077)	505,520	(1,530,513)	1,332,280	(1,887,014)	1,740,749	(3,055,499)
Reinvested capital gains	714,373	256,890	800,397	430,359	1,529,235	751,525	1,421,013	1,128,700
Net increase (decrease) in contract owners' equity resulting from operations	1,832,401	(1,132,481)	1,369,016	(810,342)	2,690,177	(1,547,583)	3,140,856	(1,984,683)
Equity transactions:
Purchase payments received from contract owners (note 4)	78,054	258,555	1,289,815	195,191	806,963	2,859,260	1,303,520	1,138,038
Transfers between funds	(174,258)	325,658	185,029	(1,396,001)	(586,502)	(522,059)	(2,939,502)	(815,879)
Redemptions (notes 2, 3 and 4)	(279,454)	(550,543)	(784,296)	(3,152,437)	(1,079,947)	(1,706,318)	(3,620,066)	(3,361,196)
Adjustments to maintain reserves	(68)	(29)	28	(11)	(120)	23	(93)	(38)
Net equity transactions	(375,726)	33,641	690,576	(4,353,258)	(859,606)	630,906	(5,256,141)	(3,039,075)
Net change in contract owners' equity	1,456,675	(1,098,840)	2,059,592	(5,163,600)	1,830,571	(916,677)	(2,115,285)	(5,023,758)
Contract owners' equity beginning of period	8,441,507	9,540,347	6,393,840	11,557,440	14,788,887	15,705,564	21,102,657	26,126,415
Contract owners' equity end of period	$9,898,182	8,441,507	8,453,432	6,393,840	16,619,458	14,788,887	18,987,372	21,102,657
CHANGES IN UNITS:
Beginning units	526,973	524,032	419,024	676,199	1,008,553	972,537	1,497,286	1,700,995
Units purchased	18,671	454,495	99,325	120,400	96,839	371,973	109,415	208,927
Units redeemed	(39,420)	(451,554)	(60,868)	(377,575)	(150,116)	(335,957)	(454,488)	(412,636)
Ending units	506,224	526,973	457,481	419,024	955,276	1,008,553	1,152,213	1,497,286

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCRB2		NVCMC2		NVCCN2		NVDBL2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$144,023	101,045	117,043	36,609	148,578	70,420	153,193	46,494
Realized gain (loss) on investments	(374,169)	(176,797)	(16,699)	(167,707)	31,019	(148,745)	42,563	76,847
Change in unrealized gain (loss) on investments	1,153,990	(1,527,458)	376,519	(604,832)	649,267	(517,530)	449,705	(936,607)
Reinvested capital gains	782,149	645,903	481,411	278,105	265,576	73,296	451,151	333,685
Net increase (decrease) in contract owners' equity resulting from operations	1,705,993	(957,307)	958,274	(457,825)	1,094,440	(522,559)	1,096,612	(479,581)
Equity transactions:
Purchase payments received from contract owners (note 4)	894,216	806,837	1,048,464	159,334	1,956,212	596,602	861,649	1,828,210
Transfers between funds	204,114	(368,066)	2,262,183	(9,518)	766,943	(432,509)	4,522,811	308,907
Redemptions (notes 2, 3 and 4)	(2,366,842)	(1,241,672)	(739,641)	(2,610,731)	(967,583)	(1,698,524)	(837,650)	(1,577,272)
Adjustments to maintain reserves	(114)	12	(31)	(42)	(57)	32	(44)	7
Net equity transactions	(1,268,626)	(802,889)	2,570,975	(2,460,957)	1,755,515	(1,534,399)	4,546,766	559,852
Net change in contract owners' equity	437,367	(1,760,196)	3,529,249	(2,918,782)	2,849,955	(2,056,958)	5,643,378	80,271
Contract owners' equity beginning of period	11,753,042	13,513,238	6,438,294	9,357,076	11,722,445	13,779,403	7,063,930	6,983,659
Contract owners' equity end of period	$12,190,409	11,753,042	9,967,543	6,438,294	14,572,400	11,722,445	12,707,308	7,063,930
CHANGES IN UNITS:
Beginning units	872,271	926,263	502,897	687,470	1,020,336	1,150,132	646,794	601,345
Units purchased	150,018	113,419	252,924	59,543	358,040	103,912	528,984	216,197
Units redeemed	(239,328)	(167,411)	(65,430)	(244,116)	(216,907)	(233,708)	(153,488)	(170,748)
Ending units	782,961	872,271	690,391	502,897	1,161,469	1,020,336	1,022,290	646,794

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVDCA2		NVLM2		NVLCA2		NCPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$11,557	112,042	16,105	(2,509)	13,133	15,131	14,647	(3,380)
Realized gain (loss) on investments	(686,018)	97,017	49,173	145,127	(56,111)	190,650	9,786	72,763
Change in unrealized gain (loss) on investments	1,825,487	(2,414,544)	726,384	(972,493)	694,088	(895,719)	97,505	(306,798)
Reinvested capital gains	1,257,194	896,448	121,481	247,744	92,774	164,053	47,966	98,043
Net increase (decrease) in contract owners' equity resulting from operations	2,408,220	(1,309,037)	913,143	(582,131)	743,884	(525,885)	169,904	(139,372)
Equity transactions:
Purchase payments received from contract owners (note 4)	859,740	1,781,090	501,887	643,306	1,601,930	759,691	13,157	450,627
Transfers between funds	(7,919,987)	6,796,640	(504,632)	(645,409)	(528,932)	883,152	11,043	(145,376)
Redemptions (notes 2, 3 and 4)	(849,578)	(2,019,566)	(158,485)	(253,924)	(376,496)	(234,486)	(108,133)	(1,148,362)
Adjustments to maintain reserves	(39)	27	(88)	(42)	23	(10)	(68)	19
Net equity transactions	(7,909,864)	6,558,191	(161,318)	(256,069)	696,525	1,408,347	(84,001)	(843,092)
Net change in contract owners' equity	(5,501,644)	5,249,154	751,825	(838,200)	1,440,409	882,462	85,903	(982,464)
Contract owners' equity beginning of period	14,838,095	9,588,941	5,810,236	6,648,436	3,962,264	3,079,802	1,256,582	2,239,046
Contract owners' equity end of period	$9,336,451	14,838,095	6,562,061	5,810,236	5,402,673	3,962,264	1,342,485	1,256,582
CHANGES IN UNITS:
Beginning units	1,314,482	789,291	473,770	492,304	306,743	210,763	116,827	190,845
Units purchased	128,887	756,922	69,145	109,239	235,464	228,461	7,526	55,324
Units redeemed	(746,508)	(231,731)	(81,879)	(127,773)	(192,324)	(132,481)	(14,883)	(129,342)
Ending units	696,861	1,314,482	461,036	473,770	349,883	306,743	109,470	116,827

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NCPGI2		IDPG2		IDPGI2		NBARMS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$15,015	8,482	16,301	14,494	33,550	21,185	(12,400)	(12,283)
Realized gain (loss) on investments	3,227	27,009	(33,074)	121,451	2,910	1,684	16,492	20,447
Change in unrealized gain (loss) on investments	98,537	(186,088)	258,868	(503,294)	212,820	(344,987)	151,947	(115,632)
Reinvested capital gains	23,274	47,365	50,648	180,379	60,519	136,806	-	29,038
Net increase (decrease) in contract owners' equity resulting from operations	140,053	(103,232)	292,743	(186,970)	309,799	(185,312)	156,039	(78,430)
Equity transactions:
Purchase payments received from contract owners (note 4)	106,116	7,307	108,120	1,552,162	417,128	1,063,755	61,749	102,654
Transfers between funds	(1,834)	(39,065)	36,832	87,691	(8,721)	75,741	194,910	(520)
Redemptions (notes 2, 3 and 4)	(78,752)	(169,368)	(819,538)	(658,171)	(41,268)	(41,528)	(34,821)	(23,449)
Adjustments to maintain reserves	(13)	(22)	(29)	(5)	(25)	8	(33)	(19)
Net equity transactions	25,517	(201,148)	(674,615)	981,677	367,114	1,097,976	221,805	78,666
Net change in contract owners' equity	165,570	(304,380)	(381,872)	794,707	676,913	912,664	377,844	236
Contract owners' equity beginning of period	1,103,153	1,407,533	2,606,239	1,811,532	2,585,974	1,673,310	962,734	962,498
Contract owners' equity end of period	$1,268,723	1,103,153	2,224,367	2,606,239	3,262,887	2,585,974	1,340,578	962,734
CHANGES IN UNITS:
Beginning units	104,025	122,015	235,301	151,732	237,993	144,064	107,206	98,826
Units purchased	36,757	33,497	12,081	161,461	119,719	97,815	49,486	42,545
Units redeemed	(34,668)	(51,487)	(71,033)	(77,892)	(89,854)	(3,886)	(25,910)	(34,165)
Ending units	106,114	104,025	176,349	235,301	267,858	237,993	130,782	107,206

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NO7TB		NOVPI2		NOTBBA		PMVSTA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,143)	(18,625)	28,665	16,942	438,144	256,489	64,822	38,789
Realized gain (loss) on investments	47,143	47,445	(69,441)	(132,383)	(1,165,516)	(25,188)	(17,639)	8,308
Change in unrealized gain (loss) on investments	58,137	(171,784)	287,109	(131,236)	992,052	(2,355,607)	32,308	(48,759)
Reinvested capital gains	22,740	-	-	-	-	325,440	-	6,099
Net increase (decrease) in contract owners' equity resulting from operations	124,877	(142,964)	246,333	(246,677)	264,680	(1,798,866)	79,491	4,437
Equity transactions:
Purchase payments received from contract owners (note 4)	6,485	3,305	32,348	48,535	66,142	923,105	3,989,208	3,003,363
Transfers between funds	(25,812)	(469,796)	(154,451)	(841,976)	(1,805,729)	(966,099)	(2,706,384)	(684,343)
Redemptions (notes 2, 3 and 4)	(283,407)	(237,573)	(743,956)	(500,305)	(3,254,656)	(3,408,798)	(166,508)	(200,715)
Adjustments to maintain reserves	(40)	-	(95)	34	352	(411)	(3)	(248)
Net equity transactions	(302,774)	(704,064)	(866,154)	(1,293,712)	(4,993,891)	(3,452,203)	1,116,313	2,118,057
Net change in contract owners' equity	(177,897)	(847,028)	(619,821)	(1,540,389)	(4,729,211)	(5,251,069)	1,195,804	2,122,494
Contract owners' equity beginning of period	1,041,618	1,888,646	4,380,366	5,920,755	20,959,037	26,210,106	5,168,162	3,045,668
Contract owners' equity end of period	$863,721	1,041,618	3,760,545	4,380,366	16,229,826	20,959,037	6,363,966	5,168,162
CHANGES IN UNITS:
Beginning units	109,073	178,486	455,319	586,180	2,189,379	2,526,208	508,079	300,317
Units purchased	24,034	3,788	14,396	21,078	353,073	904,406	681,268	453,973
Units redeemed	(53,547)	(73,201)	(101,082)	(151,939)	(875,011)	(1,241,235)	(574,558)	(246,211)
Ending units	79,560	109,073	368,633	455,319	1,667,441	2,189,379	614,789	508,079

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVIV		PMVFHV		PMUBA		PMVAAD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$344,305	125,288	16,072	2,201	114,518	48,833	90,318	127,729
Realized gain (loss) on investments	(8,464)	(19,000)	23,526	(85,112)	(4,792)	4,473	40,985	363,239
Change in unrealized gain (loss) on investments	679,574	(205,081)	120,504	65,016	26,671	(75,616)	526,113	(1,126,462)
Reinvested capital gains	-	75,431	23,792	9,388	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	1,015,415	(23,362)	183,894	(8,507)	136,397	(22,310)	657,416	(635,494)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,920,271	6,632,569	1,062,787	153,958	229,805	970,571	121,467	182,946
Transfers between funds	4,981,311	1,166,910	445,572	846,018	(64,086)	67,750	(577,637)	(1,687,037)
Redemptions (notes 2, 3 and 4)	(5,599,444)	(348,601)	(236,233)	(21,000)	(491,010)	(186,812)	(643,946)	(787,480)
Adjustments to maintain reserves	(583)	(685)	(83)	(116)	43	(168)	(86)	(29)
Net equity transactions	6,301,555	7,450,193	1,272,043	978,860	(325,248)	851,341	(1,100,202)	(2,291,600)
Net change in contract owners' equity	7,316,970	7,426,831	1,455,937	970,353	(188,851)	829,031	(442,786)	(2,927,094)
Contract owners' equity beginning of period	10,630,845	3,204,014	2,922,984	1,952,631	4,116,594	3,287,563	7,284,809	10,211,903
Contract owners' equity end of period	$17,947,815	10,630,845	4,378,921	2,922,984	3,927,743	4,116,594	6,842,023	7,284,809
CHANGES IN UNITS:
Beginning units	1,030,680	308,774	287,067	193,168	398,031	317,179	669,750	877,703
Units purchased	1,184,773	1,428,059	229,229	315,045	86,588	169,791	63,910	175,231
Units redeemed	(587,567)	(706,153)	(109,386)	(221,146)	(117,990)	(88,939)	(164,190)	(383,184)
Ending units	1,627,886	1,030,680	406,910	287,067	366,629	398,031	569,470	669,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,992	62,656	212,723	37,640	429,239	264,459	62,320	9,201
Realized gain (loss) on investments	(74,759)	(129,538)	(64,653)	(60,469)	34,117	(83,399)	(114,246)	(111,836)
Change in unrealized gain (loss) on investments	165,530	(208,264)	255,537	(161,941)	1,241,083	(935,957)	245,771	(289,539)
Reinvested capital gains	-	27,544	-	-	-	269,191	-	-
Net increase (decrease) in contract owners' equity resulting from operations	101,763	(247,602)	403,607	(184,770)	1,704,439	(485,706)	193,845	(392,174)
Equity transactions:
Purchase payments received from contract owners (note 4)	518,109	452,446	27,544	239,861	2,871,349	4,945,802	75,948	169,304
Transfers between funds	66,801	(597,379)	3,481,098	1,946,900	651,430	(416,672)	219,603	(424,827)
Redemptions (notes 2, 3 and 4)	(291,257)	(202,129)	(2,551,355)	(2,791,520)	(2,386,048)	(4,307,884)	(223,149)	(139,139)
Adjustments to maintain reserves	(74)	(83)	559	(750)	(430)	(858)	(58)	3
Net equity transactions	293,579	(347,145)	957,846	(605,509)	1,136,301	220,388	72,344	(394,659)
Net change in contract owners' equity	395,342	(594,747)	1,361,453	(790,279)	2,840,740	(265,318)	266,189	(786,833)
Contract owners' equity beginning of period	1,721,781	2,316,528	14,627,623	15,417,902	23,791,605	24,056,923	2,041,242	2,828,075
Contract owners' equity end of period	$2,117,123	1,721,781	15,989,076	14,627,623	26,632,345	23,791,605	2,307,431	2,041,242
CHANGES IN UNITS:
Beginning units	162,516	207,882	1,508,835	1,578,738	2,172,893	2,161,616	375,612	441,128
Units purchased	107,814	581,967	1,647,001	689,785	1,780,625	1,148,981	86,152	141,498
Units redeemed	(82,612)	(627,333)	(1,537,604)	(759,688)	(1,680,427)	(1,137,704)	(77,880)	(207,014)
Ending units	187,718	162,516	1,618,232	1,508,835	2,273,091	2,172,893	383,884	375,612

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVEBD		PMVGBD		PMVHYD		PROUSN
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$149,642	109,482	28,393	184,274	737,727	843,975	(3,070)	(4,132)
Realized gain (loss) on investments	(25,204)	(40,107)	(66,307)	(14,159)	573,559	(1,674,860)	(244,229)	(62,197)
Change in unrealized gain (loss) on investments	448,794	(332,060)	188,165	(460,824)	700,394	(306,657)	(45,055)	33,758
Reinvested capital gains	-	-	-	10,473	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	573,232	(262,685)	150,251	(280,236)	2,011,680	(1,137,542)	(292,354)	(32,571)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,900,136	550,753	36,853	43,058	878,772	185,145	2	92
Transfers between funds	223,464	(571,843)	(63,256)	(1,002,184)	11,937,100	(7,818,454)	31,350	229,589
Redemptions (notes 2, 3 and 4)	(379,399)	(237,397)	(329,958)	(549,196)	(3,270,992)	(4,149,087)	(2,837)	(10,317)
Adjustments to maintain reserves	(385)	1	(34)	(80)	(1,239)	1,587	(15)	1,230
Net equity transactions	1,743,816	(258,486)	(356,395)	(1,508,402)	9,543,641	(11,780,809)	28,500	220,594
Net change in contract owners' equity	2,317,048	(521,171)	(206,144)	(1,788,638)	11,555,321	(12,918,351)	(263,854)	188,023
Contract owners' equity beginning of period	3,718,938	4,240,109	3,587,679	5,376,317	10,341,823	23,260,174	407,004	218,981
Contract owners' equity end of period	$6,035,986	3,718,938	3,381,535	3,587,679	21,897,144	10,341,823	143,150	407,004
CHANGES IN UNITS:
Beginning units	285,406	307,657	336,153	474,895	741,588	1,602,379	1,302,919	612,696
Units purchased	326,062	143,578	32,508	107,559	2,971,786	3,175,263	33,138,965	33,638,611
Units redeemed	(203,577)	(165,829)	(65,689)	(246,301)	(2,321,473)	(4,036,054)	(33,502,936)	(32,948,388)
Ending units	407,891	285,406	302,972	336,153	1,391,901	741,588	938,948	1,302,919

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROAHY		PROA30		PROBNK		PROBM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$770,823	394,808	(15,716)	(17,486)	(12,975)	(36,014)	(19,198)	(54,552)
Realized gain (loss) on investments	74,483	(1,792,824)	10,323	(238,522)	107,424	(115,281)	(120,801)	162,505
Change in unrealized gain (loss) on investments	118,954	274,136	125,664	(114,515)	458,945	(508,520)	332,077	(738,626)
Reinvested capital gains	-	802,171	-	-	-	-	45,205	-
Net increase (decrease) in contract owners' equity resulting from operations	964,260	(321,709)	120,271	(370,523)	553,394	(659,815)	237,283	(630,673)
Equity transactions:
Purchase payments received from contract owners (note 4)	380,952	88,223	36,935	53,329	8,336	22,254	15,626	21,656
Transfers between funds	14,482,160	(726,412)	60,130	(480,076)	(250,186)	(689,099)	(511,665)	(10,998,250)
Redemptions (notes 2, 3 and 4)	(4,346,989)	(3,940,138)	(173,822)	(158,440)	(218,414)	(541,787)	(246,740)	(458,187)
Adjustments to maintain reserves	(63)	(83)	(54)	(17)	(116)	61	(72)	(37)
Net equity transactions	10,516,060	(4,578,410)	(76,811)	(585,204)	(460,380)	(1,208,571)	(742,851)	(11,434,818)
Net change in contract owners' equity	11,480,320	(4,900,119)	43,460	(955,727)	93,014	(1,868,386)	(505,568)	(12,065,491)
Contract owners' equity beginning of period	3,931,262	8,831,381	988,559	1,944,286	1,662,740	3,531,126	1,837,646	13,903,137
Contract owners' equity end of period	$15,411,582	3,931,262	1,032,019	988,559	1,755,754	1,662,740	1,332,078	1,837,646
CHANGES IN UNITS:
Beginning units	270,651	588,901	105,793	167,785	107,150	183,886	198,553	1,209,541
Units purchased	3,800,047	4,276,482	1,824,387	1,784,011	368,101	476,140	164,152	258,935
Units redeemed	(3,135,128)	(4,594,732)	(1,841,408)	(1,846,003)	(390,945)	(552,876)	(238,958)	(1,269,923)
Ending units	935,570	270,651	88,772	105,793	84,306	107,150	123,747	198,553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROBR		PROBIO		PROBL		PROCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(6,641)	(6,735)	(74,568)	(89,416)	(86,559)	(120,051)	(2,447)	(12,502)
Realized gain (loss) on investments	(172,637)	(75,701)	(199,875)	120,479	844,894	(1,042,730)	(240,883)	(474,251)
Change in unrealized gain (loss) on investments	(26,898)	24,950	939,361	(494,925)	612,376	(522,762)	389,762	(281,060)
Reinvested capital gains	-	-	18,413	-	94,281	824,456	289,762	332,036
Net increase (decrease) in contract owners' equity resulting from operations	(206,176)	(57,486)	683,331	(463,862)	1,464,992	(861,087)	436,194	(435,777)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	119	194,544	139,677	110,826	80,027	14,425	62,339
Transfers between funds	86,601	87,123	(311,387)	336,330	2,622,279	(3,989,019)	435,350	114,469
Redemptions (notes 2, 3 and 4)	(8,412)	(108,148)	(660,171)	(598,466)	(2,577,883)	(865,614)	(367,533)	(406,931)
Adjustments to maintain reserves	(31)	6	(57)	(77)	(57)	(10)	(95)	31
Net equity transactions	78,158	(20,900)	(777,071)	(122,536)	155,165	(4,774,616)	82,147	(230,092)
Net change in contract owners' equity	(128,018)	(78,386)	(93,740)	(586,398)	1,620,157	(5,635,703)	518,341	(665,869)
Contract owners' equity beginning of period	347,610	425,996	5,127,164	5,713,562	5,377,030	11,012,733	1,740,145	2,406,014
Contract owners' equity end of period	$219,592	347,610	5,033,424	5,127,164	6,997,187	5,377,030	2,258,486	1,740,145
CHANGES IN UNITS:
Beginning units	127,905	161,839	199,497	204,680	288,007	546,147	118,398	137,173
Units purchased	6,321,535	6,139,085	288,329	339,376	2,612,360	5,041,285	250,583	222,171
Units redeemed	(6,343,675)	(6,173,019)	(317,248)	(344,559)	(2,605,210)	(5,299,425)	(246,423)	(240,946)
Ending units	105,765	127,905	170,578	199,497	295,157	288,007	122,558	118,398

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROCS		PROEM		PROE30		PROFIN
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(71,026)	(108,693)	(29,456)	(63,421)	25,874	33,056	(42,124)	(67,105)
Realized gain (loss) on investments	79,005	622,461	331,022	(400,328)	(262,983)	(361)	192,981	259,787
Change in unrealized gain (loss) on investments	743,791	(905,227)	283,678	(282,329)	684,987	(648,255)	696,484	(719,301)
Reinvested capital gains	226,964	238,722	-	-	-	-	228,954	-
Net increase (decrease) in contract owners' equity resulting from operations	978,734	(152,737)	585,244	(746,078)	447,878	(615,560)	1,076,295	(526,619)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,714	72,769	17,531	12,200	22,316	32,379	47,957	85,857
Transfers between funds	(1,741,750)	(3,659,114)	(568,079)	(4,350,855)	(725,025)	(97,950)	550,148	(2,951,742)
Redemptions (notes 2, 3 and 4)	(764,361)	(1,171,060)	(393,806)	(719,138)	(915,541)	(217,777)	(848,668)	(661,112)
Adjustments to maintain reserves	(53)	(45)	(80)	(16)	(91)	51	(46)	47
Net equity transactions	(2,484,450)	(4,757,450)	(944,434)	(5,057,809)	(1,618,341)	(283,297)	(250,609)	(3,526,950)
Net change in contract owners' equity	(1,505,716)	(4,910,187)	(359,190)	(5,803,887)	(1,170,463)	(898,857)	825,686	(4,053,569)
Contract owners' equity beginning of period	5,512,735	10,422,922	3,193,815	8,997,702	3,332,833	4,231,690	3,681,746	7,735,315
Contract owners' equity end of period	$4,007,019	5,512,735	2,834,625	3,193,815	2,162,370	3,332,833	4,507,432	3,681,746
CHANGES IN UNITS:
Beginning units	255,156	479,056	407,894	961,453	307,262	329,321	222,206	411,042
Units purchased	290,094	747,524	1,754,735	2,271,891	161,796	357,789	491,217	517,110
Units redeemed	(394,149)	(971,424)	(1,869,165)	(2,825,450)	(297,747)	(379,848)	(501,520)	(705,946)
Ending units	151,101	255,156	293,464	407,894	171,311	307,262	211,903	222,206

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROHC		PROIND		PROINT		PRONET
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(132,720)	(156,438)	(64,754)	(109,189)	(15,688)	(38,236)	(99,281)	(125,431)
Realized gain (loss) on investments	(343,501)	(409,451)	(261,223)	64,127	10,484	(439,039)	(205,785)	1,739,222
Change in unrealized gain (loss) on investments	685,656	(262,342)	627,006	(1,142,507)	208,503	(393,634)	1,217,330	(2,208,166)
Reinvested capital gains	1,023,010	469,756	627,552	-	-	436,691	151,055	383,965
Net increase (decrease) in contract owners' equity resulting from operations	1,232,445	(358,475)	928,581	(1,187,569)	203,299	(434,218)	1,063,319	(210,410)
Equity transactions:
Purchase payments received from contract owners (note 4)	305,390	65,222	25,759	30,788	47,176	1,644	54,053	33,802
Transfers between funds	(3,024,797)	2,862,351	942,462	(9,363,927)	(878,478)	(3,417,820)	(1,427,509)	2,063,341
Redemptions (notes 2, 3 and 4)	(1,128,212)	(1,369,028)	(820,876)	(1,216,064)	(72,556)	(262,672)	(829,434)	(1,138,614)
Adjustments to maintain reserves	(109)	(44)	14	(49)	(58)	4	(117)	34
Net equity transactions	(3,847,728)	1,558,501	147,359	(10,549,252)	(903,916)	(3,678,844)	(2,203,007)	958,563
Net change in contract owners' equity	(2,615,283)	1,200,026	1,075,940	(11,736,821)	(700,617)	(4,113,062)	(1,139,688)	748,153
Contract owners' equity beginning of period	10,424,617	9,224,591	3,377,934	15,114,755	1,744,744	5,857,806	6,850,378	6,102,225
Contract owners' equity end of period	$7,809,334	10,424,617	4,453,874	3,377,934	1,044,127	1,744,744	5,710,690	6,850,378
CHANGES IN UNITS:
Beginning units	468,993	427,976	210,118	809,946	168,183	471,324	270,452	248,719
Units purchased	252,009	989,072	687,514	855,235	538,100	310,930	193,167	525,304
Units redeemed	(421,564)	(948,055)	(682,523)	(1,455,063)	(620,612)	(614,071)	(269,978)	(503,571)
Ending units	299,438	468,993	215,109	210,118	85,671	168,183	193,641	270,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROJP		PRON		PROOG		PROPHR
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(12,756)	(23,880)	(153,089)	(174,258)	(14,299)	(15,360)	(12,443)	(15,860)
Realized gain (loss) on investments	58,626	67,697	992,177	(225,160)	(924,039)	(440,654)	(368,879)	5,764
Change in unrealized gain (loss) on investments	114,546	(274,594)	2,219,564	(1,398,953)	1,196,843	(1,720,265)	374,637	(309,320)
Reinvested capital gains	-	-	77,088	1,079,074	153,877	-	181,297	40,528
Net increase (decrease) in contract owners' equity resulting from operations	160,416	(230,777)	3,135,740	(719,297)	412,382	(2,176,279)	174,612	(278,888)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,370	64,178	78,869	328,187	32,776	223,435	2,669	65,735
Transfers between funds	(514,795)	(64,451)	(2,496,802)	1,407,228	(1,184,705)	(2,068,479)	(489,564)	619,058
Redemptions (notes 2, 3 and 4)	(177,206)	(342,994)	(1,386,437)	(1,037,095)	(618,923)	(1,788,121)	(252,112)	(342,651)
Adjustments to maintain reserves	(83)	70	(53)	80	(80)	19	(68)	32
Net equity transactions	(684,714)	(343,197)	(3,804,423)	698,400	(1,770,932)	(3,633,146)	(739,075)	342,174
Net change in contract owners' equity	(524,298)	(573,974)	(668,683)	(20,897)	(1,358,550)	(5,809,425)	(564,463)	63,286
Contract owners' equity beginning of period	1,451,889	2,025,863	11,016,876	11,037,773	5,541,878	11,351,303	1,933,296	1,870,010
Contract owners' equity end of period	$927,591	1,451,889	10,348,193	11,016,876	4,183,328	5,541,878	1,368,833	1,933,296
CHANGES IN UNITS:
Beginning units	108,051	130,637	430,013	416,081	667,510	1,078,772	114,663	102,623
Units purchased	360,116	407,976	933,542	1,896,219	321,099	1,597,247	160,092	199,310
Units redeemed	(410,036)	(430,562)	(1,065,660)	(1,882,287)	(517,302)	(2,008,509)	(202,594)	(187,270)
Ending units	58,131	108,051	297,895	430,013	471,307	667,510	72,161	114,663

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROPM		PRORE		PRORRO		PROSCN
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(37,613)	(37,750)	5,763	16,537	(4,923)	(12,135)	(40,870)	(54,219)
Realized gain (loss) on investments	550,524	(497,733)	453,930	(394,492)	(121,094)	(15,843)	469,753	324,083
Change in unrealized gain (loss) on investments	252,117	(14,550)	212,204	(90,664)	17,821	(5,429)	561,950	(713,082)
Reinvested capital gains	-	-	174,698	243,204	22,663	-	297,862	237,030
Net increase (decrease) in contract owners' equity resulting from operations	765,028	(550,033)	846,595	(225,415)	(85,533)	(33,407)	1,288,695	(206,188)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,392	20,151	40,657	31,428	(1,085)	150	52,091	28,997
Transfers between funds	924,315	(964,525)	933,671	331,162	(76,025)	455,511	364,168	(2,738,353)
Redemptions (notes 2, 3 and 4)	(307,439)	(398,137)	(1,115,656)	(583,400)	(42,357)	(223,708)	(389,133)	(483,262)
Adjustments to maintain reserves	(107)	8	(105)	(16)	(24)	1	(67)	12
Net equity transactions	626,161	(1,342,503)	(141,433)	(220,826)	(119,491)	231,954	27,059	(3,192,606)
Net change in contract owners' equity	1,391,189	(1,892,536)	705,162	(446,241)	(205,024)	198,547	1,315,754	(3,398,794)
Contract owners' equity beginning of period	1,703,984	3,596,520	2,368,094	2,814,335	447,831	249,284	2,400,558	5,799,352
Contract owners' equity end of period	$3,095,173	1,703,984	3,073,256	2,368,094	242,807	447,831	3,716,312	2,400,558
CHANGES IN UNITS:
Beginning units	599,884	1,078,639	179,981	198,500	141,625	80,657	117,026	248,980
Units purchased	3,845,036	1,560,981	871,446	437,325	3,491,085	3,849,303	877,444	266,517
Units redeemed	(3,687,977)	(2,039,736)	(865,097)	(455,844)	(3,539,504)	(3,788,335)	(871,593)	(398,471)
Ending units	756,943	599,884	186,330	179,981	93,206	141,625	122,877	117,026

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROSEM		PROSIN		PROSN		PROTEC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,369)	(9,291)	(1,843)	(4,034)	(1,199)	(2,778)	(133,097)	(157,652)
Realized gain (loss) on investments	(57,882)	96,963	(37,189)	34,451	(68,691)	(52,746)	760,086	1,279,444
Change in unrealized gain (loss) on investments	(1,949)	5,686	(18,513)	12,231	218	(1,114)	2,180,455	(1,822,844)
Reinvested capital gains	9,436	-	4,779	-	-	-	190,311	214,599
Net increase (decrease) in contract owners' equity resulting from operations	(51,764)	93,358	(52,766)	42,648	(69,672)	(56,638)	2,997,755	(486,453)
Equity transactions:
Purchase payments received from contract owners (note 4)	(7)	48	-	(358)	758	587	30,223	76,495
Transfers between funds	85,500	(96,608)	(156,724)	211,367	35,069	91,805	141,322	(3,453,330)
Redemptions (notes 2, 3 and 4)	(15,787)	(44,654)	(9,446)	(3,295)	(32,531)	(34,500)	(1,699,370)	(1,195,559)
Adjustments to maintain reserves	(26)	3,656	(25)	3	(17)	(2)	(110)	(10)
Net equity transactions	69,680	(137,558)	(166,195)	207,717	3,279	57,890	(1,527,935)	(4,572,404)
Net change in contract owners' equity	17,916	(44,200)	(218,961)	250,365	(66,393)	1,252	1,469,820	(5,058,857)
Contract owners' equity beginning of period	89,337	133,537	337,240	86,875	114,021	112,769	8,153,457	13,212,314
Contract owners' equity end of period	$107,253	89,337	118,279	337,240	47,628	114,021	9,623,277	8,153,457
CHANGES IN UNITS:
Beginning units	17,091	27,944	81,124	24,141	62,189	60,228	399,001	619,987
Units purchased	1,075,291	1,315,302	320,491	586,704	4,569,430	2,966,384	571,858	805,356
Units redeemed	(1,065,837)	(1,326,155)	(366,990)	(529,721)	(4,596,513)	(2,964,423)	(642,787)	(1,026,342)
Ending units	26,545	17,091	34,625	81,124	35,106	62,189	328,072	399,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PROTEL		PROGVP		PROUN		PROUTL
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,904	14,246	(9,547)	(8,006)	(73,218)	(83,557)	(21,428)	(402)
Realized gain (loss) on investments	738	(73,686)	197,447	(100,396)	1,293,040	(1,565,565)	695,118	(315,661)
Change in unrealized gain (loss) on investments	33,402	(60,985)	(72,068)	43,539	1,567,944	(504,015)	298,364	151,615
Reinvested capital gains	-	-	-	-	-	1,729,647	337,007	126,021
Net increase (decrease) in contract owners' equity resulting from operations	36,044	(120,425)	115,832	(64,863)	2,787,766	(423,490)	1,309,061	(38,427)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,844	1,370	5,356	2,185	15,322	72,174	33,246	24,412
Transfers between funds	289,340	(414,748)	(352,583)	580,555	(666,890)	(86,082)	(5,027,456)	7,955,502
Redemptions (notes 2, 3 and 4)	(221,347)	(37,928)	(212,099)	(297,058)	(542,375)	(511,619)	(1,336,683)	(664,650)
Adjustments to maintain reserves	(28)	30	499	(2)	(70)	(11)	(72)	87
Net equity transactions	75,809	(451,276)	(558,827)	285,680	(1,194,013)	(525,538)	(6,330,965)	7,315,351
Net change in contract owners' equity	111,853	(571,701)	(442,995)	220,817	1,593,753	(949,028)	(5,021,904)	7,276,924
Contract owners' equity beginning of period	346,747	918,448	1,434,467	1,213,650	4,393,333	5,342,361	11,622,549	4,345,625
Contract owners' equity end of period	$458,600	346,747	991,472	1,434,467	5,987,086	4,393,333	6,600,645	11,622,549
CHANGES IN UNITS:
Beginning units	30,152	66,977	98,785	78,670	71,560	78,230	685,615	260,362
Units purchased	423,958	184,714	1,519,680	1,177,823	229,450	492,060	839,412	1,128,560
Units redeemed	(418,780)	(221,539)	(1,559,258)	(1,157,708)	(245,739)	(498,730)	(1,204,676)	(703,307)
Ending units	35,330	30,152	59,207	98,785	55,271	71,560	320,351	685,615

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PVEIB		TRHS2		VVGGS		VEEMS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$36,867	(24,345)	(153,663)	(109,555)	(47,886)	5,711	(1,622)	(374)
Realized gain (loss) on investments	79,543	57,535	366,671	179,678	826,129	(85,356)	(1,594)	(67)
Change in unrealized gain (loss) on investments	894,675	(706,835)	2,203,405	(1,032,750)	176,176	(76,006)	36,438	(12,806)
Reinvested capital gains	449,097	170,940	724,366	627,924	-	-	2,945	-
Net increase (decrease) in contract owners' equity resulting from operations	1,460,182	(502,705)	3,140,779	(334,703)	954,419	(155,651)	36,167	(13,247)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,150,894	1,539,895	2,801,772	3,587,939	755,409	461,332	85,809	90,972
Transfers between funds	169,137	(54,772)	709,652	(278,428)	(938,035)	1,888,398	3,952	32,611
Redemptions (notes 2, 3 and 4)	(193,905)	(101,564)	(406,027)	(179,955)	(420,433)	(156,364)	(2,104)	-
Adjustments to maintain reserves	(38)	(10)	(43)	(16)	(25)	3,746	5	(9)
Net equity transactions	1,126,088	1,383,549	3,105,354	3,129,540	(603,084)	2,197,112	87,662	123,574
Net change in contract owners' equity	2,586,270	880,844	6,246,133	2,794,837	351,335	2,041,461	123,829	110,327
Contract owners' equity beginning of period	4,558,995	3,678,151	10,322,465	7,527,628	2,524,700	483,239	110,327	-
Contract owners' equity end of period	$7,145,265	4,558,995	16,568,598	10,322,465	2,876,035	2,524,700	234,156	110,327
CHANGES IN UNITS:
Beginning units	406,601	296,870	1,017,768	740,093	284,202	45,104	14,262	-
Units purchased	143,875	156,207	570,805	613,104	496,083	388,425	15,556	14,262
Units redeemed	(56,183)	(46,476)	(304,308)	(335,429)	(544,170)	(149,327)	(6,310)	-
Ending units	494,293	406,601	1,284,265	1,017,768	236,115	284,202	23,508	14,262

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHAS		VWHA		VRVDRA		GVSIA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(70,394)	(64,692)	(38,794)	(59,436)	22,437	-	-	(4,376)
Realized gain (loss) on investments	(269,158)	168,636	(153,964)	(4,980)	(7,520)	-	-	(63,056)
Change in unrealized gain (loss) on investments	958,452	(1,992,109)	426,107	(1,076,144)	(161,280)	-	-	66,363
Reinvested capital gains	-	-	-	-	180,573	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	618,900	(1,888,165)	233,349	(1,140,560)	34,210	-	-	(1,069)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,886,730	1,955,443	48,311	34,913	1,867,301	-	-	15,256
Transfers between funds	53,781	(360,727)	(60,641)	(250,904)	1,464,191	-	-	(1,545,537)
Redemptions (notes 2, 3 and 4)	(272,373)	(122,390)	(274,276)	(420,691)	(91,063)	-	-	(25,280)
Adjustments to maintain reserves	(90)	-	(91)	(7)	(2)	-	-	5
Net equity transactions	1,668,048	1,472,326	(286,697)	(636,689)	3,240,427	-	-	(1,555,556)
Net change in contract owners' equity	2,286,948	(415,839)	(53,348)	(1,777,249)	3,274,637	-	-	(1,556,625)
Contract owners' equity beginning of period	4,966,791	5,382,630	2,401,058	4,178,307	-	-	-	1,556,625
Contract owners' equity end of period	$7,253,739	4,966,791	2,347,710	2,401,058	3,274,637	-	-	-
CHANGES IN UNITS:
Beginning units	737,610	565,610	560,536	688,632	-	-	-	170,315
Units purchased	533,685	403,079	99,523	310,219	355,209	-	-	3,402
Units redeemed	(294,919)	(231,079)	(163,956)	(438,315)	(52,021)	-	-	(173,717)
Ending units	976,376	737,610	496,103	560,536	303,188	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
AMUNDI PIONEER
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Rydex Variable Trust - Banking Fund (RBKF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
Rydex Variable Trust - Consumer Products Fund (RCPF)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Health Care Fund (RHCF)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
Rydex Variable Trust - Leisure Fund (RLF)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)
Rydex Variable Trust - Retailing Fund (RRF)
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - Telecommunications Fund (RTEL)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Utilities Fund (RUTL)
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LEGG MASON
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
NORTHERN LIGHTS
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PRO FUNDS
ProFund VP UltraShort NASDAQ-100 (PROUSN)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

ProFund VP Access High Yield Fund (PROAHY)
ProFund VP Asia 30 (PROA30)
ProFund VP Banks (PROBNK)
ProFund VP Basic Materials (PROBM)
ProFund VP Bear (PROBR)
ProFund VP Biotechnology (PROBIO)
ProFund VP Bull (PROBL)
ProFund VP Consumer Goods (PROCG)
ProFund VP Consumer Services (PROCS)
ProFund VP Emerging Markets (PROEM)
ProFund VP Europe 30 (PROE30)
ProFund VP Financials (PROFIN)
ProFund VP Health Care (PROHC)
ProFund VP Industrials (PROIND)
ProFund VP International (PROINT)
ProFund VP Internet (PRONET)
ProFund VP Japan (PROJP)
ProFund VP NASDAQ-100 (PRON)
ProFund VP Oil & Gas (PROOG)
ProFund VP Pharmaceuticals (PROPHR)
ProFund VP Precious Metals (PROPM)
ProFund VP Real Estate (PRORE)
ProFund VP Rising Rates Opportunity (PRORRO)
ProFund VP Semiconductor (PROSCN)
ProFund VP Short Emerging Markets (PROSEM)
ProFund VP Short International (PROSIN)
ProFund VP Short NASDAQ-100 (PROSN)
ProFund VP Technology (PROTEC)
ProFund VP Telecommunications (PROTEL)
ProFund VP U.S. Government Plus (PROGVP)
ProFund VP UltraNASDAQ-100 (PROUN)
ProFund VP Utilities (PROUTL)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	6/26/2018
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	8/26/2019
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/21/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/23/2019
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/23/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	7/11/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	11/14/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/22/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/6/2018
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/1/2019
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)	6/19/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)		4/27/2018

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
BRVDA3	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock iShares(R) Dynamic Allocation V.I. Fund: Class III	5/1/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.45% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2019:

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Total	ALVBWB	ALVIVB	ARLPE3	AAEIP3	ACVIG	ACVIP2	ACVU1
0.45%	$179,026	-	-	113	52	1,908	1,017	-
0.65%	35,252	183	-	38	-	411	415	-
0.70%	1,740	-	-	-	-	-	-	-
0.80%	61	-	-	-	-	-	-	-
0.85%	1,344,051	-	225	53	108	-	7,898	-
0.90%	667	-	-	-	-	-	-	-
0.95%	9,780	-	-	-	-	-	-	-
1.00%	3,346,779	-	875	2,111	3,840	-	9,013	-
1.05%	433,931	-	-	402	-	-	1,309	-
1.10%	3,440	-	-	-	-	-	-	-
1.15%	1,494,661	1,154	-	782	1,912	10,234	6,580	12,098
1.20%	1,722,152	-	25	1,032	2,873	-	6,325	-
1.25%	3,300,264	1,309	2	4,674	5,656	30,018	19,413	-
1.30%	2,596,898	-	248	2,467	2,317	-	8,092	-
1.35%	3,515,881	4,261	393	3,633	4,897	19,058	10,574	4,277
1.40%	611,338	233	-	244	619	4,321	2,066	2,035
1.45%	789,872	-	-	2,465	959	4,355	5,117	-
1.50%	94,949	-	-	-	-	-	868	-
1.55%	2,608,124	89	979	2,088	6,008	27,809	18,270	231
1.60%	1,805,725	1,789	-	3,234	2,730	20,078	11,431	312
1.65%	2,303,892	728	306	698	1,510	12,244	7,652	-
1.80%	1,119,582	337	-	919	2,479	2,962	6,000	-
1.85%	364,831	-	-	653	1,858	1,366	7,369	-
1.90%	1,311,742	-	-	789	776	26,012	2,679	-
1.95%	405,313	48	-	547	643	2,974	3,052	-
2.00%	111,042	-	-	35	22	145	36	-
2.05%	1,521	-	-	-	-	-	-	-
2.10%	368,478	-	-	2,137	2,494	1,528	1,672	-
2.15%	219,162	-	-	-	21	3,245	505	-
2.20%	75,573	-	-	-	-	9,049	11	-
2.25%	1,110	-	-	-	-	-	-	-
2.30%	19,655	-	-	-	-	-	-	-
2.35%	31,625	-	-	104	-	53	291	-
2.40%	1,319	-	-	-	-	-	-	-
2.45%	30,930	-	-	168	-	32	377	-
2.50%	25,466	-	-	-	-	543	170	-
Totals	$30,285,832	$10,131	$3,053	$29,386	$41,774	$178,345	$138,202	$18,953

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVV	AMVCB4	AMVBC4	AMVI4	AMVNW4	AMVGS4	PIHYB2	BRVDA3
0.45%	$1,146	395	-	-	-	345	-	909
0.65%	359	407	-	-	-	172	-	20
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	152	12,374	46,770	11,684	36,973	1,270	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	197	-	-	-	-	-	133	-
1.00%	-	24,918	57,612	24,662	26,468	10,704	-	-
1.05%	-	15,646	2,228	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	11,126	8,871	663	5,945	3,574	950	226	14
1.20%	-	17,907	55,066	20,222	19,186	7,303	-	-
1.25%	24,022	24,770	-	-	-	8,429	-	3,317
1.30%	-	24,260	56,156	23,047	19,305	13,775	-	-
1.35%	25,799	20,201	25,553	5,169	9,709	5,658	1,183	1,278
1.40%	8,919	3,015	-	-	-	278	434	-
1.45%	7,986	14,791	-	-	-	7,580	-	624
1.50%	-	-	-	-	1,639	-	-	-
1.55%	29,735	10,377	8,615	1,744	134	4,174	1,365	2,642
1.60%	10,539	8,491	-	-	-	5,024	133	657
1.65%	9,771	13,328	3,550	1,036	402	2,872	-	2,305
1.80%	6,225	5,142	-	-	-	1,416	-	508
1.85%	3,894	1,786	-	-	-	833	-	-
1.90%	18,470	3,295	-	-	-	1,294	-	-
1.95%	8,282	1,354	-	-	-	2,240	-	1,957
2.00%	-	45	-	-	-	742	-	-
2.05%	-	119	-	-	-	-	-	-
2.10%	519	1,574	-	-	-	2,485	-	104
2.15%	2,189	1,990	-	-	-	756	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	2	-	-	-	-	257	-	-
2.40%	-	202	-	-	-	-	-	-
2.45%	515	-	-	-	-	91	-	-
2.50%	-	-	-	-	-	-	-	-
Totals	$169,847	$215,258	$256,213	$93,509	$117,390	$78,648	$3,474	$14,335

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	BRVED3	BRVHY3	BRVTR3	MLVGA3	DVMCSS	CLVHY2	CLVQF2	CSCRS
0.45%	$223	-	235	2,430	602	386	5	281
0.65%	1	-	-	387	141	-	50	186
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	30	-	-	-	-
0.85%	9,337	5,316	8,472	7,945	16,643	877	2,170	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	129	-	-	-	-
1.00%	9,444	34,380	6,393	16,083	10,075	3,348	9,926	45
1.05%	2,279	40,844	-	3,183	-	-	1,094	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,072	3,730	4,459	12,266	1,264	-	3,682	552
1.20%	2,369	11,572	2,126	14,002	5,098	1,915	4,011	-
1.25%	9,785	-	9,800	56,696	4,982	640	385	3,021
1.30%	8,317	28,081	9,420	9,335	16,161	1,243	5,032	-
1.35%	6,731	21,892	5,166	39,329	10,246	6,439	6,525	206
1.40%	823	-	275	10,596	670	136	7,103	39
1.45%	1,929	-	1,957	10,894	945	806	498	400
1.50%	-	-	-	-	-	-	-	-
1.55%	6,262	1,462	4,865	38,847	10,619	171	499	575
1.60%	6,148	-	5,655	19,991	2,553	12,428	-	1,496
1.65%	5,759	6,699	2,645	55,518	2,500	1,663	859	343
1.80%	1,866	-	2,713	17,354	8,938	224	25	604
1.85%	31	-	143	8,354	92	49	-	108
1.90%	7,693	-	832	18,197	1,600	1,239	-	230
1.95%	1,151	-	780	5,737	330	245	-	263
2.00%	377	-	15	6,263	448	-	3	-
2.05%	-	-	-	-	-	-	-	-
2.10%	5,123	-	1,321	2,203	869	143	257	191
2.15%	-	-	-	1,066	1,964	-	-	32
2.20%	-	-	-	1,039	-	-	-	23
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	54	-	108	401	146	-	-	16
2.40%	-	-	-	-	-	-	-	-
2.45%	24	-	-	518	28	-	-	-
2.50%	-	-	-	-	3,235	-	-	-
Totals	$89,798	$153,976	$67,380	$358,793	$100,149	$31,952	$42,124	$8,611

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DWVSVS	ETVFR	FVUS2	FQB	FVSIS2	FEMS2	FC2	FAM2
0.45%	$-	470	-	-	688	-	-	128
0.65%	-	159	-	-	98	-	-	437
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3,709	10,921	-	-	2,443	1,314	488	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	128	-
1.00%	16,137	32,186	228	-	22,360	2,561	1,058	-
1.05%	461	8,897	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,865	7,535	-	-	4,264	193	18,122	191
1.20%	8,177	14,325	-	-	7,838	874	136	-
1.25%	-	19,129	-	-	18,344	3,553	-	1,083
1.30%	17,042	19,029	22	72	21,266	1,786	1,782	-
1.35%	5,663	22,868	-	-	11,298	1,208	36,583	1,342
1.40%	-	5,754	-	-	1,764	-	15,889	42
1.45%	-	14,751	-	-	3,801	1,364	-	447
1.50%	-	-	-	-	-	-	-	-
1.55%	301	14,273	-	-	14,509	1,034	8,410	235
1.60%	-	9,215	-	-	9,403	1,043	4,366	647
1.65%	523	41,375	1	-	18,463	2,796	-	-
1.80%	-	22,912	-	-	4,027	545	-	627
1.85%	-	3,304	-	-	900	-	-	-
1.90%	-	3,282	-	-	5,068	352	-	85
1.95%	-	1,273	-	-	3,141	32	-	325
2.00%	-	1,763	-	-	10	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	5,422	-	-	1,216	-	-	-
2.15%	-	432	-	-	618	-	-	-
2.20%	-	196	-	-	367	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	164	-	-	193	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	713	-	-	44	-	-	-
2.50%	-	1,109	-	-	-	-	-	-
Totals	$56,878	$261,457	$251	$72	$152,123	$18,655	$86,962	$5,589

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FB2	FEI2	FGI2	FG2	FHI2	FIGBP2	FRESS2	FTVIS2
0.45%	$3,071	797	476	6,771	411	1,047	59	2,019
0.65%	203	1	52	831	391	49	105	841
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	17,204	3	4,328	66,156	-	5,602	1,499	4,132
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	320	-	-	-	-
1.00%	63,827	-	21,853	59,901	-	23,750	15,780	24,139
1.05%	-	-	3,788	20,103	-	1,512	-	2,999
1.10%	-	-	-	-	-	-	-	-
1.15%	5,951	10,127	5,850	27,285	2,050	2,566	1,846	3,054
1.20%	32,690	-	6,613	51,770	-	7,715	5,848	11,849
1.25%	18,626	17,373	5,944	59,909	11,369	10,730	2,783	36,150
1.30%	39,008	-	18,212	55,102	-	10,184	11,944	17,337
1.35%	35,641	23,641	10,417	57,021	2,240	12,260	15,736	23,537
1.40%	2,068	4,973	1,245	9,431	223	633	-	2,256
1.45%	7,390	2,538	2,008	17,279	6,488	3,049	912	18,260
1.50%	-	-	-	2,594	-	1,153	-	-
1.55%	31,894	13,894	10,814	59,489	891	14,340	2,246	23,714
1.60%	12,458	21,046	2,336	34,493	4,034	3,319	297	20,802
1.65%	34,655	13,744	9,285	32,658	3,538	6,128	1,737	35,315
1.80%	15,223	27,108	6,297	42,998	609	1,854	1,290	20,438
1.85%	8,133	1,738	578	5,768	221	18,754	304	3,764
1.90%	7,485	7,483	246	33,567	2,011	4,033	850	3,899
1.95%	1,672	3,166	4,756	7,086	4,605	1,138	194	5,078
2.00%	488	3,063	290	6,248	244	39	-	2,435
2.05%	-	-	-	295	-	-	-	118
2.10%	6,029	354	129	14,835	1,042	5,470	21	20,949
2.15%	-	2,047	13	7,451	77	1,788	33	5,753
2.20%	4,159	-	-	11,316	-	-	23	2,964
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	4	271	-	-	-	-
2.35%	998	1,160	782	3,700	-	-	-	1,459
2.40%	-	-	-	-	-	-	-	536
2.45%	-	1,043	16	2,337	146	-	-	368
2.50%	172	382	-	3,027	1,193	-	-	16
Totals	$349,045	$155,681	$116,332	$700,012	$41,783	$137,113	$63,507	$294,181

	FTVMD2	FTVGI2	FTVFA2	GVHQFA	GVMSAS	GVGMNS	RHYS	GVFRB
0.45%	$270	1,340	70	76	-	-	458	372
0.65%	3	183	139	24	32	-	-	361
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2,426	15,991	1,342	11,929	73	-	-	89
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	246	-	-	-	-	-
1.00%	7,105	46,551	6,358	4,654	1,301	508	-	265
1.05%	4,453	7,579	-	999	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,204	7,509	10,972	25,383	-	30	385	3,962
1.20%	1,934	25,410	5,380	1,351	9	310	-	-
1.25%	14,578	5,764	6,194	1,588	2,472	291	1,982	21,670
1.30%	10,493	26,330	4,296	5,371	-	-	-	-
1.35%	6,876	36,594	5,117	9,270	149	-	379	7,951
1.40%	659	9,827	4,806	304	-	-	50	842
1.45%	6,277	3,551	516	961	363	4,069	379	7,567
1.50%	-	-	-	-	-	-	-	-
1.55%	27,010	7,767	1,426	6,303	-	1,301	3,993	65,294
1.60%	5,320	3,064	1,427	1,063	-	966	8,078	15,562
1.65%	3,279	15,012	2,396	1,362	-	2,652	241	8,502
1.80%	852	1,534	58	381	-	684	61	5,082
1.85%	1,062	1,962	11	514	-	1,087	5	3,099
1.90%	3,286	2,451	154	1,026	-	93	3,750	16,290
1.95%	1,732	3,421	965	3,186	-	-	-	5,034
2.00%	1,021	-	-	-	-	-	-	9,943
2.05%	-	-	-	-	-	-	-	-
2.10%	642	144	-	150	-	400	-	4,168
2.15%	86	933	-	226	-	-	-	1,070
2.20%	-	-	215	2,840	-	-	-	45
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	448	203	-	40	-	-	-	168
2.40%	113	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	729	-	-
2.50%	-	-	-	-	-	-	-	-
Totals	$101,129	$223,120	$52,088	$79,001	$4,399	$13,120	$19,761	$177,336

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVMFU	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
0.45%	$97	5	110	36	535	4	67	132
0.65%	10	50	162	16	66	152	63	-
0.70%	-	-	-	144	-	-	114	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,373	1,127	-	-	-	-	-	-
0.90%	-	-	-	19	109	-	66	-
0.95%	-	-	-	444	-	-	506	-
1.00%	10,162	2,032	-	-	-	-	2,558	-
1.05%	563	-	-	-	-	-	932	-
1.10%	67	153	-	-	-	-	-	-
1.15%	1,062	7,601	1,990	5,600	4,771	945	8,704	22,000
1.20%	4,392	481	-	-	25	-	505	96
1.25%	2,489	14,028	3,587	2,865	17,399	1,862	10,458	6,192
1.30%	5,058	1,304	-	-	-	-	413	-
1.35%	5,380	8,287	3,173	9,322	13,956	3,196	15,834	16,458
1.40%	387	2,859	785	3,806	5,347	122	8,926	1,121
1.45%	2,538	6,053	2,092	1,200	4,850	906	900	598
1.50%	-	-	-	-	-	-	-	-
1.55%	10,486	24,694	5,326	4,260	14,352	2,247	12,455	7,983
1.60%	2,695	2,085	3,588	1,662	7,685	607	3,826	2,353
1.65%	5,881	4,605	1,288	3,297	8,103	285	6,996	2,313
1.80%	1,571	380	1,395	818	5,723	734	303	71,701
1.85%	1,153	452	145	246	691	147	743	-
1.90%	4,808	3,977	4,053	3,110	5,693	523	5,703	2,641
1.95%	561	1,049	37	314	1,813	4	391	851
2.00%	86	226	147	-	208	165	877	47
2.05%	-	-	-	-	-	-	-	-
2.10%	148	343	1,122	405	2,464	820	429	634
2.15%	8	16	40	578	4,982	151	359	1,288
2.20%	-	-	-	120	53	-	59	304
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	61	-
2.35%	-	-	45	-	-	69	177	493
2.40%	-	-	-	-	-	-	-	-
2.45%	10	9	28	50	30	-	-	-
2.50%	-	-	-	-	-	5	-	-
Totals	$60,985	$81,816	$29,113	$38,312	$98,855	$12,944	$82,425	$137,205

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
0.45%	$345	189	3	31	485	4,946	746	275
0.65%	196	12	78	12	198	927	113	129
0.70%	139	116	-	-	103	-	113	186
0.80%	-	-	-	-	-	-	-	-
0.85%	-	18	-	-	-	-	-	-
0.90%	83	11	-	-	-	-	86	-
0.95%	591	211	-	-	427	-	297	596
1.00%	-	-	-	-	3,275	42	-	-
1.05%	2	-	-	-	2	13	3	3
1.10%	-	-	-	-	-	41	-	-
1.15%	5,682	3,809	1,395	3,073	4,595	12,819	7,222	6,249
1.20%	76	9	4	-	1,591	-	98	-
1.25%	2,988	10,224	3,963	494	15,360	3,994	23,748	7,189
1.30%	-	-	-	-	556	-	-	-
1.35%	13,937	8,368	3,954	5,819	15,798	10,681	20,291	13,006
1.40%	9,333	2,568	539	974	4,615	3,890	10,508	10,818
1.45%	1,623	3,093	1,038	1	2,171	1,393	7,917	1,108
1.50%	-	-	-	-	-	-	-	-
1.55%	3,474	7,893	2,806	5,120	9,210	8,676	23,909	11,854
1.60%	15,031	8,537	3,892	285	4,692	15,407	13,585	1,578
1.65%	2,195	4,469	4,226	24	2,996	6,012	14,555	1,615
1.80%	353	6,191	2,312	57	765	1,989	7,284	1,221
1.85%	977	544	332	-	1,035	30	1,286	443
1.90%	3,761	9,442	4,185	14	3,161	5,598	12,488	1,100
1.95%	125	897	794	-	522	3,078	1,825	2,165
2.00%	-	119	255	23	136	482	291	15
2.05%	-	-	-	-	-	-	4	-
2.10%	392	905	1,282	453	651	708	4,024	2,152
2.15%	-	4,695	357	1	602	125	2,308	470
2.20%	-	86	-	-	859	-	-	728
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	747	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	308	-
2.50%	-	-	5	-	7	-	-	-
Totals	$61,303	$72,406	$31,420	$16,381	$73,812	$80,851	$153,756	$62,900

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
0.45%	$26	172	18	261	79	42	85	99
0.65%	-	9	-	1	20	-	7	56
0.70%	-	-	-	-	-	-	-	163
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	570
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	526	2,928	117	251	494	3,169	2,408	6,129
1.20%	-	-	-	-	-	-	-	-
1.25%	841	551	1,130	612	709	1,303	421	2,617
1.30%	-	-	-	-	-	-	-	-
1.35%	950	1,398	186	389	1,590	2,370	2,317	11,000
1.40%	1,114	176	7	118	772	489	1,285	8,534
1.45%	837	867	227	31	975	216	3	1,329
1.50%	-	-	-	-	-	-	-	-
1.55%	1,017	1,012	574	2,413	1,616	1,198	1,287	6,248
1.60%	2,390	710	684	849	1,442	1,855	1,230	2,041
1.65%	354	108	43	93	123	164	627	1,127
1.80%	35,177	96	213	184	158	216	178	1,544
1.85%	45	25	-	-	87	529	106	169
1.90%	497	236	141	1,485	1,099	636	230	864
1.95%	153	68	-	150	244	162	44	11
2.00%	285	14	-	32	25	5	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	898	176	40	-	41	-	-	188
2.15%	146	-	62	48	59	58	17	-
2.20%	-	-	-	-	860	-	-	77
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	69
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
Totals	$45,256	$8,546	$3,442	$6,917	$10,393	$12,412	$10,245	$42,835

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
0.45%	$102	306	4,431	5,487	1,117	236	843	1
0.65%	-	105	12	69	182	270	224	-
0.70%	-	-	-	-	-	64	95	132
0.80%	-	-	-	-	-	-	-	-
0.85%	-	2,164	-	170	-	-	-	-
0.90%	-	-	-	-	-	6	-	-
0.95%	-	-	-	-	-	429	512	383
1.00%	-	2,221	-	-	-	-	43	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	276	-	940	1,112	-	83	-
1.15%	4,154	4,921	10,332	20,092	42,970	10,587	7,019	3,812
1.20%	86	528	-	-	-	15	-	-
1.25%	8,041	12,323	275,228	43,268	3,285	15,349	8,500	2,638
1.30%	-	2,432	-	-	-	-	-	-
1.35%	6,531	7,087	26,691	26,527	42,048	16,626	14,990	7,962
1.40%	1,954	138	6,553	3,576	4,144	14,404	7,232	5,243
1.45%	1	3,121	1,052	10,489	295	1,986	1,287	955
1.50%	-	-	-	-	-	-	-	-
1.55%	8,160	12,316	13,305	60,156	15,395	9,883	12,119	4,760
1.60%	3,417	2,969	9,701	24,159	2,121	10,330	5,503	4,379
1.65%	1,504	5,999	11,551	23,159	3,953	5,811	6,112	702
1.80%	607	318	8,948	14,741	1,662	3,631	3,495	370
1.85%	-	457	124	3,631	422	752	597	8
1.90%	580	2,223	9,192	18,756	2,475	5,335	4,942	1,094
1.95%	27	2,092	917	6,017	222	1,137	2,576	210
2.00%	-	337	139	854	5,424	268	404	-
2.05%	-	-	-	-	-	3	14	-
2.10%	100	649	1,749	6,417	1,371	-	1,503	62
2.15%	985	64	3,413	4,757	-	1,417	606	4
2.20%	680	-	747	1,300	-	109	57	-
2.25%	-	-	-	-	-	-	-	-
2.30%	569	128	-	109	-	22	66	-
2.35%	-	18	2,542	779	-	-	-	16
2.40%	-	-	-	-	-	-	-	-
2.45%	471	-	1,003	881	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
Totals	$37,969	$63,192	$387,630	$276,334	$128,198	$98,670	$78,825	$32,731

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
0.45%	$283	255	4,438	3,024	786	525	663	54
0.65%	71	202	861	517	260	222	43	188
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	47	-	54	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	109	94	82	83	72	-
1.00%	-	-	-	16	-	-	64	-
1.05%	-	-	20	21	3	-	-	-
1.10%	545	-	-	-	-	-	-	-
1.15%	9,355	18,911	14,868	9,858	9,757	6,994	2,416	2,935
1.20%	-	97	-	-	-	-	-	-
1.25%	1,896	241,156	98,228	76,822	23,174	7,309	20,685	11,706
1.30%	-	-	-	-	-	-	-	-
1.35%	6,509	13,616	24,360	12,131	9,534	12,586	16,631	4,351
1.40%	441	2,111	10,852	6,878	3,165	2,908	1,641	2,025
1.45%	60	1,595	24,210	14,120	4,217	1,827	3,120	2,651
1.50%	-	-	-	-	-	-	-	-
1.55%	5,067	6,323	53,080	44,700	19,649	18,343	19,258	12,484
1.60%	5,538	22,109	29,441	49,954	9,127	11,187	7,968	2,416
1.65%	4,708	3,846	17,133	8,215	2,616	4,339	3,599	5,046
1.80%	595	3,959	8,263	2,549	7,457	2,483	3,657	2,671
1.85%	61	120	3,080	4,618	237	637	857	878
1.90%	1,040	9,732	21,660	33,245	3,674	25,153	6,078	6,246
1.95%	260	816	7,584	1,626	1,035	1,019	2,490	1,323
2.00%	262	945	1,035	1,286	425	128	311	-
2.05%	-	-	163	136	-	-	-	-
2.10%	-	1,417	2,624	2,630	2,701	3,139	3,772	2,139
2.15%	522	849	2,514	1,871	28	67	883	28
2.20%	213	688	77	-	62	-	76	71
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	72	65	54	59	-	-
2.35%	-	-	162	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	48	41	315	41	204	320
2.50%	-	-	-	-	-	9	-	-
Totals	$37,426	$328,747	$324,882	$274,417	$98,405	$99,058	$94,542	$57,532

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	IVBRA2	AVIE2
0.45%	$204	870	22	-	156	-	326	-
0.65%	4	272	148	-	19	7	52	-
0.70%	-	146	-	103	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	1,347	2,257
0.90%	-	84	41	67	95	-	-	-
0.95%	28	561	-	428	-	-	-	-
1.00%	-	-	-	-	-	-	4,904	3,293
1.05%	-	-	1	-	-	-	2,269	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,428	14,635	973	7,047	5,378	1,182	855	597
1.20%	-	-	-	126	121	-	4,140	6,381
1.25%	4,417	18,033	3,042	3,738	14,527	322	10,281	-
1.30%	-	-	-	-	-	-	4,403	2,662
1.35%	1,537	22,447	1,878	10,131	13,922	362	7,709	765
1.40%	368	9,703	753	5,854	5,251	119	324	-
1.45%	1,092	2,502	475	4	1,363	744	8,471	-
1.50%	-	-	-	-	-	-	-	-
1.55%	1,151	16,317	566	3,995	6,678	155	2,450	26
1.60%	2,114	10,921	364	2,254	5,784	92	3,714	-
1.65%	160	5,584	242	2,013	4,048	3	2,675	-
1.80%	204	10,463	485	1,671	2,115	-	5,801	-
1.85%	134	1,639	-	133	715	34	2,542	-
1.90%	277	17,497	641	2,396	8,057	295	3,619	-
1.95%	957	1,950	120	19	2,616	60	1,258	-
2.00%	244	169	-	367	259	-	84	-
2.05%	-	4	-	-	15	-	-	-
2.10%	682	15,035	92	62	1,165	-	250	-
2.15%	-	6,879	635	-	1,006	120	-	-
2.20%	-	94	-	112	1,276	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	35	-	-	62	-	-	-	-
2.35%	-	-	-	-	205	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	957	7	-	-	-	208	-
2.50%	-	-	-	-	-	-	-	-
Totals	$15,036	$156,762	$10,485	$40,582	$74,771	$3,495	$67,682	$15,981

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	IVEW52	OVIGS	OVGSS	OVSCS	WRASP	WRENG	JPIGA2	JPIIB2
0.45%	$-	-	706	-	732	-	-	-
0.65%	-	-	680	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	31	-	-	-
0.85%	4,591	1,406	28,647	4,263	1,890	349	1,639	1,087
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	130	-	-	-
1.00%	35,530	11,935	12,077	17,492	8,219	5,152	1,805	1,447
1.05%	5,227	-	-	2,484	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,840	2,087	5,843	221	8,123	567	1,905	948
1.20%	14,788	3,834	11,840	9,988	1,547	2,507	5,974	632
1.25%	-	-	16,681	-	31,056	-	-	-
1.30%	35,272	13,287	10,474	18,181	4,997	4,772	1,018	1,612
1.35%	15,334	1,338	5,827	5,738	16,196	653	5,181	3,628
1.40%	-	-	1,302	-	11,725	-	-	-
1.45%	-	-	5,171	-	15,703	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	707	38	13,139	880	21,925	217	388	-
1.60%	-	-	7,189	-	30,497	-	-	-
1.65%	7,134	1,273	9,708	2,393	21,185	598	1,597	336
1.80%	-	-	4,941	-	2,613	-	-	-
1.85%	-	-	1,269	-	4,033	-	-	-
1.90%	-	-	4,883	-	8,541	-	-	-
1.95%	-	-	1,406	-	1,819	-	-	-
2.00%	-	-	221	-	3,867	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	5,606	-	1,387	-	-	-
2.15%	-	-	3,297	-	11	-	-	-
2.20%	-	-	-	-	368	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	224	-	-	-
2.40%	-	-	232	-	-	-	-	-
2.45%	-	-	169	-	156	-	-	-
2.50%	-	-	93	-	-	-	-	-
Totals	$125,423	$35,198	$151,401	$61,640	$196,975	$14,815	$19,507	$9,690

	JABS	JAMGS	JAFBS	JAGTS	LZREMS	LPWHY2	LPVCA2	SBVI
0.45%	$-	-	-	-	1,619	258	-	-
0.65%	-	-	-	-	459	166	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3,509	6,832	576	8,144	5,821	2,350	17,136	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	34,265	37,518	16,366	35,643	33,330	10,631	6,344	-
1.05%	5,427	1,116	-	2,947	4,440	849	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	3,961	1,788	6,379	16,159	2,680	3,091	-
1.20%	12,857	23,869	5,198	26,229	12,067	4,740	3,979	-
1.25%	-	-	-	-	10,347	4,075	-	-
1.30%	36,459	27,555	12,221	44,910	16,275	4,393	7,735	23,719
1.35%	33,526	10,352	2,552	11,858	15,251	6,340	652	-
1.40%	-	-	-	-	10,217	4,541	-	-
1.45%	-	-	-	-	5,070	2,430	-	-
1.50%	-	-	-	587	-	-	-	-
1.55%	7,597	752	24	576	47,907	4,030	93	-
1.60%	-	-	-	-	6,665	1,055	-	-
1.65%	5,458	878	800	3,351	12,215	6,412	249	-
1.80%	-	-	-	-	3,824	1,891	-	-
1.85%	-	-	-	-	2,695	4,316	-	-
1.90%	-	-	-	-	4,186	678	-	-
1.95%	-	-	-	-	5,381	712	-	-
2.00%	-	-	-	-	40	130	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	2,441	1,366	-	-
2.15%	-	-	-	-	124	4	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	102	81	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	41	-	-	-
2.50%	-	-	-	-	-	-	-	-
Totals	$139,098	$112,833	$39,525	$140,624	$216,676	$64,128	$39,279	$23,719

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	SBVSG2	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS	MVUSC
0.45%	$-	131	-	5	-	-	15	-
0.65%	-	-	-	173	-	-	143	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3,150	4,019	14,180	592	3,041	1,578	281	1,755
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	12,300	16,946	31,527	13,158	13,024	12,171	2,402	9,892
1.05%	70	-	-	717	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,055	470	3,390	2,693	1,454	-	156	-
1.20%	8,640	4,629	13,943	2,915	6,322	2,421	810	4,915
1.25%	-	3,136	-	15,504	-	-	2,523	-
1.30%	13,118	9,005	18,263	6,990	17,633	8,980	1,555	10,179
1.35%	7,961	7,581	32,779	3,791	10,731	8,133	2,226	1,913
1.40%	-	994	-	4,343	-	-	2,117	-
1.45%	-	174	-	1,598	-	-	1,202	-
1.50%	-	-	2,552	-	-	-	-	-
1.55%	439	4,046	1,178	2,260	425	223	2,805	700
1.60%	-	474	-	3,251	-	-	571	-
1.65%	1,345	2,682	1,563	1,045	894	40	1,775	479
1.80%	-	190	-	1,049	-	-	1,340	-
1.85%	-	2,304	-	-	-	-	1,236	-
1.90%	-	385	-	178	-	-	1,632	-
1.95%	-	637	-	2,438	-	-	78	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	118	-	-	-	-
2.10%	-	1,020	-	175	-	-	296	-
2.15%	-	21	-	1,262	-	-	-	-
2.20%	-	7	-	-	-	-	551	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	134	-
2.50%	-	-	-	-	-	-	-	-
Totals	$50,078	$58,851	$119,375	$64,255	$53,524	$33,546	$23,848	$29,833

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MVIGSC	MVIVSC	MGRFV	MSVEG2	MSGI2	MSEMB	MSVGT2	VKVGR2
0.45%	$-	-	9	-	35	147	-	134
0.65%	-	-	108	-	-	4	-	49
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	71,169	534	-	555	5,335	440	8,980
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	477	58,604	7,335	766	14,865	31,452	2,050	43,281
1.05%	-	14,016	-	655	459	2,789	-	3,951
1.10%	-	-	-	-	-	-	-	-
1.15%	-	2,402	3,501	533	5,719	6,354	1,005	8,171
1.20%	601	19,460	3,633	476	6,001	12,017	387	17,047
1.25%	-	-	12,956	-	11,576	8,073	4,043	7,796
1.30%	26	37,200	3,120	1,003	13,418	15,224	431	22,287
1.35%	33	17,185	5,872	259	4,237	13,364	1,949	19,472
1.40%	-	-	3,364	-	8,178	13,126	25	13,179
1.45%	-	-	7,533	-	3,574	3,512	118	4,147
1.50%	-	-	-	-	549	-	-	-
1.55%	40	913	7,549	64	5,797	7,546	1,480	22,575
1.60%	-	-	1,358	-	1,101	7,485	878	8,350
1.65%	-	3,122	2,056	341	2,939	12,083	1,011	14,464
1.80%	-	-	711	-	868	2,797	1,379	2,196
1.85%	-	-	229	-	824	7,055	209	5,635
1.90%	-	-	423	-	547	2,259	1,805	2,302
1.95%	-	-	717	-	352	2,056	-	1,895
2.00%	-	-	26	-	-	1,157	25	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	94	-	1,263	443	2,981	830
2.15%	-	-	13	-	-	77	-	253
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	8	-	-	135	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	40	-	-	-
2.50%	-	-	-	-	-	124	-	52
Totals	$1,177	$224,071	$61,149	$4,097	$82,897	$154,614	$20,216	$207,046

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVFIII	GBF	GBF2	MSBF	HIBF	GVABD2	NVLCP2	NVCBD2
0.45%	$-	1,192	-	805	-	-	541	-
0.65%	-	21	-	158	-	-	29	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	24	38	55,111	4,110	714	7,790	83	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	254	-	-	141	-	-	-
1.00%	748	31	8,070	12,712	12,788	29,111	7,481	9,688
1.05%	-	-	552	28	7,674	-	129	5,810
1.10%	-	-	-	-	-	-	-	-
1.15%	-	9,250	-	4,913	5,887	826	3,252	300
1.20%	1,087	-	2,475	12,341	1,752	13,155	731	15,015
1.25%	45	10,732	-	24,268	6	-	9,329	-
1.30%	421	-	7,286	10,921	9,382	17,473	2,423	6,185
1.35%	237	14,234	10,830	42,725	7,355	8,478	2,737	2,668
1.40%	-	2,565	-	4,255	710	-	238	-
1.45%	-	8,799	-	6,040	-	-	1,333	-
1.50%	-	-	3,143	-	-	-	-	-
1.55%	17	19,794	1,198	12,981	2,096	83	8,941	24
1.60%	-	8,792	-	3,654	129	-	10,503	-
1.65%	112	7,004	1,062	8,916	2,753	792	13,734	1,130
1.80%	60	6,970	-	4,424	-	-	5,723	-
1.85%	-	555	-	2,319	-	-	200	-
1.90%	-	5,649	-	8,385	88	-	3,156	-
1.95%	-	1,390	-	5,774	-	-	1,488	-
2.00%	5	352	-	97	-	-	27	-
2.05%	-	-	-	-	-	-	-	-
2.10%	250	3,066	-	1,814	-	-	769	-
2.15%	-	6	-	82	-	-	601	-
2.20%	-	-	-	1,201	-	-	18	-
2.25%	-	-	-	-	-	-	200	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	208	-	108	-	-	437	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	358	-	-	-	-	-	-
2.50%	-	62	-	-	-	-	-	-
Totals	$3,006	$101,322	$89,727	$173,031	$51,475	$77,708	$74,103	$40,820

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVSTB2	NVBX	SAM	NVMM2	NVGEII	NJMMA2	NVMGA2	NAMGI2
0.45%	$803	511	-	33,492	-	-	17	-
0.65%	106	173	-	3,320	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	5,347	19,353	-	20,035	-	-	1,340	11,508
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	114	-	-	-	-
1.00%	25,077	91,393	-	68,568	535	-	7,141	9,574
1.05%	2,131	4,796	-	15,818	-	-	1,506	-
1.10%	-	-	-	223	-	-	-	-
1.15%	10,782	24,465	-	146,841	-	-	38	93
1.20%	7,152	29,316	-	58,819	-	17	694	12,649
1.25%	20,439	53,485	-	205,234	24	-	-	-
1.30%	13,986	52,120	418	49,672	-	31	2,963	3,585
1.35%	30,812	43,613	-	388,451	-	-	1,787	250
1.40%	153	1,067	-	93,629	-	-	-	-
1.45%	3,447	7,321	-	52,123	-	-	520	-
1.50%	-	-	-	-	-	-	-	-
1.55%	38,909	13,575	-	181,930	-	-	2,921	605
1.60%	12,252	9,512	-	144,267	-	-	732	-
1.65%	8,384	29,594	-	257,968	2	-	397	206
1.80%	4,605	19,703	-	84,002	-	-	155	-
1.85%	5,712	3,597	-	14,255	-	-	-	-
1.90%	11,125	4,871	-	52,430	-	-	402	-
1.95%	1,638	4,845	-	27,915	-	-	-	-
2.00%	321	260	-	8,619	-	-	-	-
2.05%	-	-	-	143	-	-	-	-
2.10%	3,170	3,232	-	32,469	-	-	-	-
2.15%	414	-	-	22,238	-	-	-	-
2.20%	-	123	-	62	-	-	634	-
2.25%	-	-	-	683	-	-	-	-
2.30%	-	-	-	3,849	-	-	-	-
2.35%	241	1,592	-	1,392	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,784	-	-	-	-
2.50%	-	-	-	2,216	-	-	-	-
Totals	$207,006	$418,517	$418	$1,972,561	$561	$48	$21,247	$38,470

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMIG6	NVRE2	NVMMV2	NVNMO2
0.45%	$802	1,551	-	691	310	25	1,309	8
0.65%	145	383	-	189	43	696	88	41
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	61	2,110	-	371	741	8,696	1,528	2,428
0.90%	-	-	-	-	-	-	-	-
0.95%	-	113	-	-	-	-	-	-
1.00%	4,034	5,022	-	11,729	1,318	8,288	10,093	7,327
1.05%	523	1,633	-	-	580	-	514	5,319
1.10%	-	-	-	-	-	-	-	-
1.15%	8,331	11,315	175	8,777	7,479	2,315	6,188	2,125
1.20%	2,813	964	-	4,728	1,125	5,976	3,982	1,926
1.25%	15,389	15,888	-	18,757	15,985	7,668	13,606	917
1.30%	5,825	5,050	-	10,051	2,296	6,908	10,091	6,271
1.35%	3,303	7,357	575	13,847	3,587	9,386	13,729	4,917
1.40%	2,078	2,564	684	1,040	2,316	575	1,825	39
1.45%	4,221	2,019	-	4,611	667	1,732	3,331	2,882
1.50%	-	-	-	-	-	-	-	-
1.55%	17,333	30,851	48	11,231	11,093	4,544	19,142	4,449
1.60%	9,604	8,905	35	9,384	6,006	4,533	7,322	1,103
1.65%	12,365	10,526	-	8,421	1,624	6,194	7,161	2,860
1.80%	15,041	14,215	-	12,173	2,135	2,330	6,711	12
1.85%	63	2,121	-	1,299	328	876	842	145
1.90%	3,087	7,616	-	7,822	4,930	4,349	4,391	2,707
1.95%	5,906	5,193	-	4,727	1,792	1,806	3,097	662
2.00%	670	578	-	437	61	20	1,136	-
2.05%	278	-	-	-	-	-	-	-
2.10%	4,910	6,160	-	16,369	1,570	1,776	3,188	400
2.15%	2,066	2,272	-	875	470	195	437	-
2.20%	-	79	-	-	-	-	741	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	186	-	-	426	-	94	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	74	128	-	74	-	-	136	-
2.50%	3,481	-	-	-	-	186	-	-
Totals	$122,589	$144,613	$1,517	$148,029	$66,456	$79,168	$120,588	$46,538

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVNSR2	NVAMV2	NVOLG2	NVTIV3	DTRTFB	TRF	TRF2	EIF2
0.45%	$-	-	96	-	75	516	-	-
0.65%	-	-	-	-	1	17	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	785	12,117	1,360	2,348	-	-	3,765
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	8,929	10,775	10,276	3,770	4,029	314	5,009	11,912
1.05%	-	-	-	-	-	-	-	2,536
1.10%	-	-	-	-	-	-	-	-
1.15%	-	818	3,564	1,020	4,112	2,207	623	3,612
1.20%	491	10,655	9,741	2,028	822	-	1,429	4,095
1.25%	-	-	8,439	-	3,396	11,677	-	-
1.30%	1,280	12,620	14,604	4,013	1,611	-	964	12,993
1.35%	1,488	1,521	14,959	550	27	1,549	799	6,554
1.40%	-	-	-	-	138	1,019	-	-
1.45%	-	-	2,077	-	1,651	1,048	-	-
1.50%	1,191	-	-	-	-	-	-	-
1.55%	290	97	13,246	-	1,753	7,203	-	1,079
1.60%	-	-	8,321	-	-	5,219	-	-
1.65%	-	177	3,188	17	14,215	10,510	213	1,278
1.80%	-	-	8,203	-	19	2,904	-	-
1.85%	-	-	131	-	32	220	-	-
1.90%	-	-	5,712	-	-	1,650	-	-
1.95%	-	-	692	-	253	962	-	-
2.00%	-	-	89	-	-	91	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	3,522	-	-	1,832	-	-
2.15%	-	-	669	-	-	1,669	-	-
2.20%	-	-	-	-	-	338	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	109	-	-	277	-	-
2.35%	-	-	623	-	-	1,556	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	2,285	-	-	1,131	-	-
2.50%	-	-	3,258	-	-	-	-	-
Totals	$13,669	$37,448	$125,921	$12,758	$34,482	$53,909	$9,037	$47,824

	SCGF	SCGF2	SCF	SCF2	GEM	GEM2	NVIE6	SCVF
0.45%	$705	-	634	-	286	-	-	604
0.65%	140	-	99	-	351	-	-	73
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	1,946	108	7,865	-	1,360	2,093	41
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	46
1.00%	-	10,351	232	5,125	-	4,107	5,380	22
1.05%	-	81	-	1,356	-	-	1,884	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,846	1,810	6,216	676	1,677	1,385	2,693	1,122
1.20%	-	4,169	89	3,031	-	3,312	5,608	-
1.25%	16,729	-	15,492	-	10,267	-	-	8,117
1.30%	-	8,701	-	4,564	-	4,579	6,001	-
1.35%	4,284	790	14,598	897	3,780	18,419	7,960	6,475
1.40%	1,159	-	3,337	-	429	-	-	1,363
1.45%	524	-	1,921	-	2,117	-	-	756
1.50%	-	-	-	-	-	-	-	-
1.55%	8,508	5	18,995	-	6,087	24	-	4,996
1.60%	7,187	-	4,512	-	10,894	-	-	5,670
1.65%	7,292	591	5,158	222	4,169	709	445	5,287
1.80%	10,738	-	3,759	-	4,679	-	-	4,298
1.85%	1,718	-	188	-	981	-	-	1,048
1.90%	6,150	-	1,978	-	2,377	-	-	2,307
1.95%	3,215	-	749	-	544	-	-	497
2.00%	221	-	119	-	59	-	-	900
2.05%	-	-	-	-	-	-	-	-
2.10%	12,723	-	6,192	-	461	-	-	1,402
2.15%	339	-	-	-	1,093	-	-	513
2.20%	-	-	327	-	169	-	-	169
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	4	-	-	349
2.40%	-	-	-	-	-	-	-	-
2.45%	72	-	-	-	26	-	-	57
2.50%	-	-	-	-	54	-	-	-
Totals	$84,550	$28,444	$84,703	$23,736	$50,504	$33,895	$32,064	$46,112

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	SCVF2	GVAGG2	GVAGR2	GVAGI2	GVDIV2	NVSIX2	NVIX	MCIF
0.45%	$-	-	-	-	818	643	1,799	538
0.65%	-	-	-	-	88	305	786	286
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	192	51,091	28,316	14,867	1,341	41,706	36,536	45,887
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	3,187	88,590	112,545	68,148	2,944	72,970	73,292	101,141
1.05%	-	5,176	3,646	16,037	1,199	5,341	14,713	25,612
1.10%	-	-	-	-	-	-	-	-
1.15%	2,298	8,684	7,661	11,577	10,630	20,654	30,520	29,703
1.20%	4,492	22,111	82,439	51,581	553	30,932	41,273	44,199
1.25%	-	-	-	-	3,246	10,937	14,707	27,608
1.30%	7,098	34,157	64,631	111,408	1,160	59,974	56,548	98,403
1.35%	10,573	32,438	33,514	28,245	4,920	36,702	33,472	29,045
1.40%	-	-	-	-	1,962	472	1,113	1,035
1.45%	-	-	-	-	1,014	4,728	7,775	4,068
1.50%	-	-	-	-	-	5,705	15,827	12,454
1.55%	-	24	2,670	3,262	19,933	9,986	25,987	12,277
1.60%	-	-	-	-	5,511	11,761	14,190	11,588
1.65%	74	2,723	6,573	13,173	4,846	9,674	14,548	27,932
1.80%	-	-	-	-	3,757	7,346	6,428	8,632
1.85%	-	-	-	-	-	2,181	2,374	4,691
1.90%	-	-	-	-	7,269	5,775	4,351	6,651
1.95%	-	-	-	-	1,675	3,040	4,733	5,426
2.00%	-	-	-	-	178	349	180	385
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	2,627	804	2,540	1,737
2.15%	-	-	-	-	388	2,541	960	164
2.20%	-	-	-	-	-	-	48	47
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	43	-	-	-
2.50%	-	-	-	-	-	-	-	-
Totals	$27,914	$244,994	$341,995	$318,298	$76,102	$344,526	$404,700	$499,509

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVEX1	GVIDA	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2
0.45%	$6,361	11	-	774	1,218	1,488	102	3,943
0.65%	2,161	69	-	118	722	-	356	930
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	182,737	-	-	-	45,511	6,168	9,694	34,125
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	434,737	2,935	16,407	85,447	147,444	45,144	25,818	135,685
1.05%	71,283	-	3,116	8,482	28,206	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	99,976	7,277	1,079	17,495	40,846	12,145	17,428	17,223
1.20%	202,542	1,363	6,948	19,468	95,472	22,319	29,210	89,848
1.25%	206,019	7,769	-	6,845	24,392	26,762	5,000	85,152
1.30%	379,165	2,372	9,783	44,764	75,614	17,560	5,767	88,293
1.35%	229,260	21,921	4,788	47,427	131,838	113,507	56,749	102,784
1.40%	4,935	682	-	7,307	25,403	7,508	4,107	19,583
1.45%	47,636	62	-	2,946	35,973	-	961	33,723
1.50%	42,209	-	-	-	-	-	-	-
1.55%	121,616	4,061	-	18,349	44,663	9,445	24,135	74,761
1.60%	136,279	14,759	-	14,057	25,374	7,107	9,041	40,970
1.65%	85,795	9,216	2,176	13,510	74,410	32,110	34,844	119,832
1.80%	57,745	5,955	-	3,827	5,169	821	4,056	35,391
1.85%	22,770	-	-	1,876	13,066	2,277	4,628	17,372
1.90%	188,525	3,574	-	10,611	12,968	15,973	3,760	32,242
1.95%	23,077	384	-	3,923	15,962	6,314	3,474	9,474
2.00%	1,295	-	-	-	8,850	-	445	5,579
2.05%	-	-	-	-	-	-	-	-
2.10%	3,651	2,223	-	-	315	597	-	19,728
2.15%	872	-	-	-	-	148	1,747	11,510
2.20%	1,919	-	-	-	-	371	-	6,915
2.25%	-	-	-	-	-	-	-	-
2.30%	4	-	-	-	219	-	-	-
2.35%	3,229	-	-	-	220	-	-	-
2.40%	-	-	-	-	-	-	-	236
2.45%	550	1,745	-	1,725	1,723	-	-	2,369
2.50%	342	-	-	-	323	93	990	1,193
Totals	$2,556,690	$86,378	$44,297	$308,951	$855,901	$327,857	$242,312	$988,861

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCRA2	NVCMA2	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2
0.45%	$634	280	184	691	1,658	69	-	526
0.65%	-	-	-	32	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,692	913	3,666	-	6,659	-	4,880	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	695	-	-
1.00%	2,834	5,219	2,593	7,803	8,820	1,872	9,354	23,497
1.05%	-	-	-	12,723	-	-	1,212	-
1.10%	-	-	-	-	-	-	-	-
1.15%	468	5,852	20,743	10,617	4,409	349	10,112	1,771
1.20%	8,385	114	3,074	2,161	2,471	13,463	1,364	1,035
1.25%	16,091	18,117	22,546	29,896	32,333	17,115	11,250	6,879
1.30%	3,234	10,431	7,247	15,257	6,357	1,055	9,800	16,393
1.35%	2,999	8,854	3,506	28,236	19,038	11,669	11,906	17,752
1.40%	567	6,515	277	4,653	2,820	5,524	20	1,903
1.45%	1,938	4,815	8,750	16,159	5,544	1,772	796	7,506
1.50%	-	-	-	-	-	-	-	-
1.55%	72,394	2,290	27,690	16,457	16,074	3,338	5,831	7,546
1.60%	6,014	17,824	34,455	55,687	15,536	8,265	10,305	3,990
1.65%	14,353	15,410	45,056	53,789	17,360	45,346	25,912	12,284
1.80%	1,383	1,388	11,101	7,114	9,160	3,621	5,173	1,051
1.85%	107	549	26,016	5,231	8,760	1,560	3,188	78
1.90%	33	4,050	14,409	5,089	5,095	4,735	87,424	1,529
1.95%	377	1,565	9,575	12,940	421	4,450	3,950	854
2.00%	-	38	4,703	3,634	5,218	290	947	1,142
2.05%	-	-	-	-	-	-	-	-
2.10%	400	242	1,516	1,092	556	127	-	2,073
2.15%	-	612	-	1,381	343	432	4,112	377
2.20%	-	829	-	5,112	2,087	1,500	1,899	-
2.25%	-	-	-	-	-	-	223	-
2.30%	-	-	162	-	774	7,620	104	720
2.35%	-	-	-	-	335	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	2,554	-	-
2.50%	-	-	626	173	267	83	-	-
Totals	$133,903	$105,907	$247,895	$295,927	$172,095	$137,504	$209,762	$108,906

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVDCA2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NBARMS
0.45%	$112	1,050	155	-	-	-	-	39
0.65%	-	-	-	-	-	-	-	32
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9,596	37	7,229	-	1,770	-	595	734
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	33,678	8,755	7,093	3,022	3,421	3,675	14,468	4,634
1.05%	-	-	-	-	-	-	-	936
1.10%	-	-	-	-	-	-	-	-
1.15%	190	728	516	541	-	-	80	1,478
1.20%	4,895	6,018	4,118	49	282	4,218	853	50
1.25%	8,580	14,829	6,361	495	516	2,341	2,105	392
1.30%	61,720	3,495	4,542	3,249	-	920	4,885	3,499
1.35%	16,652	44	3,093	361	1,067	7,479	-	410
1.40%	-	687	709	193	-	530	-	-
1.45%	3,536	-	455	431	161	-	-	1,103
1.50%	-	-	-	-	-	-	-	-
1.55%	17,274	1,332	3,964	4,342	6,298	1,499	3,589	124
1.60%	11,884	27,217	5,060	610	166	2,751	215	268
1.65%	18,086	3,066	9,076	1,053	-	4,798	1,261	522
1.80%	445	9,785	72	507	197	-	331	-
1.85%	81	-	1,746	2,535	-	664	3,491	85
1.90%	3,192	5,939	5,394	342	706	-	999	-
1.95%	1,213	-	257	67	19	339	2,065	132
2.00%	-	-	-	-	63	-	25	-
2.05%	-	-	-	-	-	-	-	-
2.10%	309	-	1,560	244	442	-	60	130
2.15%	-	1,517	1,510	-	500	-	-	-
2.20%	-	-	858	562	-	-	-	-
2.25%	4	-	-	-	-	-	-	-
2.30%	4,065	-	-	-	-	-	-	-
2.35%	-	17	-	-	6	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	41	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
Totals	$195,512	$84,557	$63,768	$18,603	$15,614	$29,214	$35,022	$14,568

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NO7TB	NOVPI2	NOTBBA	PMVSTA	PMVIV	PMVFHV	PMUBA	PMVAAD
0.45%	$-	203	3,120	-	181	79	69	864
0.65%	-	-	122	-	108	66	40	250
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	4,048	47,447	607	2,266	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	34
1.00%	6	-	11	19,505	16,382	1,700	2,855	4,133
1.05%	-	-	-	4,921	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,255	412	855	2,224	10,100	26,878	1,276	1,756
1.20%	-	-	-	8,947	11,341	716	1,227	694
1.25%	1,416	7,085	48,143	-	3,113	4,421	5,899	4,117
1.30%	-	-	-	12,467	11,180	1,724	2,107	1,927
1.35%	2,312	275	7,100	6,481	28,627	1,288	7,386	26,373
1.40%	-	-	12	-	-	-	1,099	601
1.45%	580	3,081	5,792	-	2,758	74	6,151	4,215
1.50%	-	-	-	-	3,432	-	-	-
1.55%	6,527	6,218	18,371	235	5,049	2,714	7,773	20,002
1.60%	519	11,797	7,449	-	1,630	198	3,925	1,095
1.65%	70	21,302	118,819	1,506	6,106	437	3,490	7,904
1.80%	286	1,902	29,537	-	32	881	898	321
1.85%	199	3,153	6,985	-	92	269	3,683	576
1.90%	1,912	6,093	7,126	-	37,630	136	4,216	23,238
1.95%	136	3,998	3,057	-	234	1,255	749	1,462
2.00%	-	25	224	-	16	5	-	52
2.05%	-	-	-	-	-	-	-	-
2.10%	616	322	9,124	-	660	250	210	529
2.15%	-	562	-	-	451	82	52	16
2.20%	-	-	3,348	-	18	56	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	17	40	6	-	-	-	-	215
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	254	7
2.50%	-	61	764	-	-	-	-	-
Totals	$15,851	$66,529	$269,965	$60,334	$186,587	$43,836	$55,625	$100,381

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PROUSN
0.45%	$35	1,182	1,966	52	332	358	10,625	9
0.65%	125	231	921	14	237	1	254	3
0.70%	-	-	-	48	74	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	531	160	24,618	758	3,051	26	37	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	189	178	310	-
1.00%	4,358	1,039	49,262	2,591	8,845	-	-	-
1.05%	-	-	2,789	-	1,388	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	779	8,398	12,958	209	3,431	576	15,146	166
1.20%	1,541	-	12,131	289	4,129	-	-	-
1.25%	890	36,847	29,427	1,976	8,846	9,719	34,239	54
1.30%	3,750	-	26,102	1,569	4,986	-	-	-
1.35%	4,384	56,159	38,922	373	4,930	1,728	70,757	237
1.40%	8	1,141	5,081	-	369	1,217	8,172	1,010
1.45%	353	15,557	9,417	738	1,630	3,184	16,604	5
1.50%	-	-	-	508	-	-	-	-
1.55%	2,579	45,477	57,599	3,054	5,936	6,158	34,157	205
1.60%	611	22,822	16,065	2,625	2,194	14,013	13,179	1,747
1.65%	461	10,393	13,825	982	4,933	3,583	61,781	27
1.80%	287	5,857	9,291	15,787	1,272	2,244	7,778	19
1.85%	279	3,221	7,901	456	602	3,331	1,915	98
1.90%	1,466	48,617	10,898	589	4,813	1,618	6,628	184
1.95%	44	14,762	2,867	635	308	2,370	1,024	17
2.00%	129	205	1,115	80	16	77	757	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,190	345	1,095	372	-	523	1,894	923
2.15%	-	996	549	-	89	274	1,043	3
2.20%	-	1,788	1,721	-	-	-	48	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	148	240	844	141	80	330	165	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	45	325	11	-	12	-	-
2.50%	-	-	-	12	-	138	74	-
Totals	$23,948	$275,482	$337,689	$33,869	$62,680	$51,658	$286,587	$4,707

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG
0.45%	$15,646	236	29	16	192	727	3,154	176
0.65%	946	-	-	9	78	237	1,112	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	46	-	38
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	104	-	-	57	-	-	198	-
1.05%	35	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,760	1,433	585	164	149	1,248	7,072	548
1.20%	-	-	84	-	-	-	-	-
1.25%	35,785	3,795	2,163	5,501	1,539	16,045	21,325	5,309
1.30%	-	-	-	-	-	-	-	-
1.35%	28,993	2,544	2,612	1,036	175	4,692	3,386	2,456
1.40%	1,965	38	34	127	232	874	59	643
1.45%	1,224	117	2,341	819	877	2,179	1,157	3,229
1.50%	-	-	-	-	-	-	-	-
1.55%	27,202	2,398	5,279	946	548	10,799	5,297	5,069
1.60%	12,959	1,425	3,936	3,594	1,104	9,611	26,538	2,813
1.65%	41,913	2,562	157	1,411	782	2,053	19,392	3,047
1.80%	29,903	1,693	1,745	2,802	702	6,177	1,316	2,868
1.85%	67	1,092	489	89	278	525	1,314	1,843
1.90%	2,382	561	4,059	2,234	239	10,946	1,527	894
1.95%	591	214	94	323	15	1,278	7,693	126
2.00%	23	-	70	13	-	566	77	195
2.05%	-	-	-	-	-	-	-	52
2.10%	3,486	152	869	485	95	1,189	298	426
2.15%	630	-	3,178	4,745	-	5,210	-	-
2.20%	-	-	192	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	160	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	33	-	-	99	-	-
2.50%	-	-	-	-	-	67	-	107
Totals	$210,614	$18,260	$27,949	$24,371	$7,005	$74,568	$101,075	$29,839

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET
0.45%	$645	717	-	92	224	567	246	329
0.65%	-	124	-	-	154	-	14	16
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	82	-	-	240	-
1.05%	-	4	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,561	1,348	2,087	2,526	1,504	3,698	842	3,930
1.20%	-	-	-	-	-	-	-	-
1.25%	14,944	10,214	4,407	8,432	25,079	10,014	7,022	18,519
1.30%	-	-	-	-	-	-	-	-
1.35%	4,051	3,153	2,261	6,036	7,408	7,554	1,284	11,439
1.40%	903	294	951	91	903	1,220	15	682
1.45%	2,448	792	4,927	1,983	5,776	2,350	1,017	7,221
1.50%	-	-	-	-	-	-	-	-
1.55%	6,051	5,647	6,322	11,922	25,475	6,745	5,318	11,234
1.60%	13,301	3,559	3,694	9,785	15,708	7,800	1,474	8,424
1.65%	12,867	2,508	591	9,445	17,035	9,126	699	19,163
1.80%	3,285	6,509	7,201	8,642	8,606	4,374	907	6,925
1.85%	147	1,930	1,150	1,839	2,317	794	56	1,814
1.90%	4,019	1,246	5,048	2,288	7,924	8,937	747	5,257
1.95%	423	191	130	512	4,994	421	9	959
2.00%	53	170	192	28	696	-	36	849
2.05%	-	-	-	59	-	-	-	-
2.10%	2,058	1,782	884	2,051	2,344	1,154	-	210
2.15%	1,939	1,013	1,497	175	6,382	-	157	2,293
2.20%	-	-	-	412	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	106	-	-	-	-	-	-	-
2.35%	626	98	-	-	17	-	-	17
2.40%	-	-	-	-	-	-	-	-
2.45%	432	23	106	43	-	-	-	-
2.50%	167	-	-	52	174	-	-	-
Totals	$71,026	$41,322	$41,448	$66,495	$132,720	$64,754	$20,083	$99,281

	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
0.45%	$2	1,533	216	1	297	60	55	77
0.65%	133	1,593	179	-	209	1	6	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	82	-	-	16	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	142	2,248	633	402	1,916	1,078	199	487
1.20%	-	-	-	-	-	-	-	-
1.25%	1,528	48,570	17,149	2,099	3,766	14,041	1,523	6,513
1.30%	-	-	-	-	-	-	-	-
1.35%	636	5,081	4,145	651	1,261	2,411	966	5,651
1.40%	260	1,592	434	133	385	464	51	119
1.45%	3,923	8,556	2,358	1,403	771	1,216	269	2,451
1.50%	-	-	-	-	-	-	-	-
1.55%	4,109	19,297	5,256	6,252	5,473	9,831	1,163	4,018
1.60%	1,166	19,983	7,618	3,755	5,764	15,333	528	17,192
1.65%	747	7,035	8,171	814	1,531	8,165	70	4,198
1.80%	188	17,408	5,515	2,400	5,526	1,414	409	1,977
1.85%	286	491	339	192	1,820	2,506	-	1,187
1.90%	572	11,442	9,926	1,000	1,731	4,520	-	6,296
1.95%	224	1,170	2,106	26	2,260	1,628	425	69
2.00%	-	454	250	42	281	3	-	36
2.05%	-	-	-	-	-	-	-	-
2.10%	-	677	727	1,136	989	1,375	96	298
2.15%	-	5,299	14,113	4,491	4,228	-	109	525
2.20%	-	-	-	-	101	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	536	64	16	184	38	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	42	-	3	-	-	-	-
2.50%	-	-	5	67	6	5	-	-
Totals	$13,916	$153,089	$79,204	$24,883	$38,515	$64,089	$5,869	$51,094

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL
0.45%	$2	11	104	372	9	239	80	337
0.65%	-	5	4	823	-	580	30	200
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	113	123	32	2,156	294	1,158	6,129	2,401
1.20%	-	-	-	103	-	-	-	-
1.25%	156	1,210	380	24,455	2,259	1,840	25,367	26,253
1.30%	-	-	-	-	-	-	-	-
1.35%	180	18	145	4,484	723	3,200	3,431	4,112
1.40%	14	241	140	1,127	77	96	1,096	112
1.45%	230	224	31	5,646	2,191	204	1,336	5,351
1.50%	-	-	-	-	-	-	-	-
1.55%	391	356	60	8,517	1,253	1,906	2,465	6,189
1.60%	546	70	-	17,700	1,816	988	22,304	22,311
1.65%	138	33	138	15,231	1,449	1,162	1,375	8,811
1.80%	1	10	40	20,504	1,204	2,680	2,429	19,436
1.85%	-	23	24	1,402	550	245	329	2,899
1.90%	124	176	147	8,811	507	837	2,983	5,753
1.95%	24	229	-	5,387	280	281	556	3,586
2.00%	1	10	-	911	56	32	64	225
2.05%	-	-	-	-	-	-	-	-
2.10%	21	27	103	5,314	58	971	3,209	1,257
2.15%	1	56	10	9,915	1	3,646	35	1,898
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	4	-	-	52
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	239	-	-	-	-
Totals	$1,942	$2,822	$1,358	$133,097	$12,731	$20,065	$73,218	$111,183

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PVEIB	TRHS2	VVGGS	VEEMS	VWHAS	VWHA	VRVDRA
0.45%	$-	-	13	-	-	203	-
0.65%	-	-	3	-	-	-	-
0.70%	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-
0.85%	4,060	9,457	990	-	4,264	-	207
0.90%	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-
1.00%	20,532	50,531	3,996	1,092	21,835	-	2,163
1.05%	2,123	1,272	-	-	4,089	-	-
1.10%	-	-	-	-	-	-	-
1.15%	2,132	4,101	34	-	2,952	666	-
1.20%	9,569	22,570	3,358	74	8,842	-	752
1.25%	-	-	2,869	-	-	6,276	344
1.30%	24,122	43,411	1,355	674	11,689	-	1,094
1.35%	3,511	16,917	26,316	202	6,863	1,203	1,114
1.40%	-	-	-	-	7,010	145	-
1.45%	-	-	728	-	-	2,285	-
1.50%	-	538	-	-	-	-	-
1.55%	379	1,480	778	-	851	4,738	340
1.60%	-	-	2,597	-	-	6,248	19
1.65%	1,792	3,386	1,182	-	1,999	4,160	458
1.80%	-	-	482	-	-	3,761	38
1.85%	-	-	61	-	-	3,484	127
1.90%	-	-	2,788	-	-	2,790	62
1.95%	-	-	336	-	-	1,497	-
2.00%	-	-	-	-	-	105	-
2.05%	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	1,109	-
2.15%	-	-	-	-	-	71	-
2.20%	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	14	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	39	-
Totals	$68,220	$153,663	$47,886	$2,042	$70,394	$38,794	$6,718

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $8,792,229 and $4,106,168, respectively, and total transfers from the Separate Account to the fixed account were $8,762,702 and $4,083,103, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $811 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $19,906 and $54,211 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,473,661 and $1,332,108 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

● Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

● Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

● Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,512,626,969	$-	$-	$2,512,626,969

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)	$115,525	$174,764
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	252,081	152,497
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	2,360,169	1,127,894
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,487,575	1,949,939
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	3,183,472	3,830,042
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	3,044,552	3,414,435
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	822,062	596,585
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	2,872,920	3,212,444
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	5,478,121	2,533,724
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6,626,183	2,712,640
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	2,284,227	959,456
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	2,708,292	849,074
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	1,933,146	2,312,232
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	11,407	139,886
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)	1,675,915	598,175
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	2,248,705	2,560,232
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	13,470,784	6,906,351
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	6,797,942	2,901,576
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	2,276,590	4,101,700
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	1,317,161	768,973
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	5,485,446	2,481,057
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	2,246,197	854,937
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	387,529	402,291
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	2,119,333	527,463
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	10,247,518	8,891,097
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	577,741	470,445
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	161	79
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)	5,178,414	3,764,634
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	2,960,441	591,517
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	2,711,662	1,078,013
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)	28,304	61,688
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	15,910,639	4,518,600
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	5,053,390	5,861,440
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	6,068,600	2,883,317
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	24,547,511	17,537,167
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)	1,377,872	1,510,016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	11,577,307	4,482,167
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	4,823,327	2,736,248
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	10,113,156	6,539,207
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	1,798,659	1,645,742
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	3,421,203	2,808,315
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	874,350	422,248
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)	2,549,701	3,036,691
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	898,959	59,873

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	237,363	54,789
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	3,396,965	1,961,497
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	3,928,324	7,024,411
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)	850,116	1,474,350
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	1,122,158	1,860,233
Rydex Variable Trust - Banking Fund (RBKF)	3,692,848	3,865,205
Rydex Variable Trust - Basic Materials Fund (RBMF)	1,508,321	2,048,686
Rydex Variable Trust - Biotechnology Fund (RBF)	8,516,830	10,243,883
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)	202,097	344,995
Rydex Variable Trust - Consumer Products Fund (RCPF)	7,001,046	6,591,811
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)	25,650,939	28,856,905
Rydex Variable Trust - Electronics Fund (RELF)	5,306,673	5,009,118
Rydex Variable Trust - Energy Fund (RENF)	3,427,345	5,421,234
Rydex Variable Trust - Energy Services Fund (RESF)	9,661,632	10,064,819
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)	2,297,586	2,575,333
Rydex Variable Trust - Financial Services Fund (RFSF)	4,290,048	3,868,348
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	61,943,548	64,847,844
Rydex Variable Trust - Health Care Fund (RHCF)	5,809,724	8,311,296
Rydex Variable Trust - Internet Fund (RINF)	5,620,168	6,901,087
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	15,543,086	13,160,837
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	5,012,698	5,319,927
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	1,831,113	1,913,810
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	3,707,835	5,585,671
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	11,012,094	11,763,264
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	5,596,418	6,303,395
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)	7,682,044	8,103,514
Rydex Variable Trust - Leisure Fund (RLF)	1,330,984	1,809,468
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	2,112,449	2,762,435
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	878,153	2,314,699
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	23,307,467	25,077,587
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)	35,085,009	38,202,944
Rydex Variable Trust - Nova Fund (RNF)	19,336,291	20,874,419
Rydex Variable Trust - Precious Metals Fund (RPMF)	14,889,252	15,193,271
Rydex Variable Trust - Real Estate Fund (RREF)	13,330,456	13,510,686
Rydex Variable Trust - Retailing Fund (RRF)	957,967	2,649,136
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	11,979,665	13,139,668
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)	56,527,502	59,149,092
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	19,651,073	26,329,215
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)	13,978,511	20,705,261
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	6,791,321	8,693,834
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	1,880,180	3,193,565
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	7,721,856	13,436,652
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	2,498,926	4,114,751
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	2,732,275	3,153,178
Rydex Variable Trust - Technology Fund (RTEC)	11,084,574	12,595,057
Rydex Variable Trust - Telecommunications Fund (RTEL)	1,057,629	1,687,995
Rydex Variable Trust - Transportation Fund (RTRF)	2,803,445	3,866,613
Rydex Variable Trust - Utilities Fund (RUTL)	9,374,773	10,117,173
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	1,761,077	1,731,617
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)	701,244	790,771
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)	385,087	136,996
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	3,319,464	1,503,193
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	821,099	208,363
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	5,450,547	2,511,865
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	1,173,414	647,588
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	1,129,032	2,656,552
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	949,865	543,531
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	465,021	508,806
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	440,775	368,631

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	10,920,038	2,116,860
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	4,301,146	1,696,887
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	1,204,999	2,191,261
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	10,421,908	5,999,528
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	3,213,343	2,482,272
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)	3,391,655	1,468,974
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	467,539	380,388
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)	144,553	163,534
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	2,270,932	1,260,978
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	1,438,180	627,431
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	7,957,727	2,349,905
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	4,262,954	1,015,956
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	2,347,095	621,718
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)	1,027,073	242,340
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)	274,197	618,803
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)	2,230,712	734,427
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	424,095	3,555
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	4,997,070	1,448,156
The Merger Fund VL - The Merger Fund VL (MGRFV)	1,944,364	1,582,395
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	2,017,928	122,301
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	1,415,813	1,223,046
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)	2,778,792	2,037,952
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)	257,426	320,536
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	3,110,030	2,579,200
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	1,201,281	541,449
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	17,061,806	17,737,677
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	17,086,590	11,071,323
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	6,644,212	9,866,890
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	6,338,547	5,260,017
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	3,814,303	2,937,928
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	9,333,818	5,343,882
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	2,388,447	1,097,664
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	10,279,648	12,162,542
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	27,938,460	13,289,157
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	566	437
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	314,726,617	389,485,867
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	258,685	22,283
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	42,348	43
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	326,219	124,481
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	447,289	202,742
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	3,581,493	3,441,387
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	4,800,300	1,757,483
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	43,709	18,739
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	13,894,114	9,898,491
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	2,662,222	1,847,435
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)	5,097,737	3,227,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	3,130,252	2,999,786
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	1,763,783	1,276,540
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	1,478,910	1,321,623
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	2,626,144	1,581,812

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	9,652,449	5,365,882
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	534,664	64,388
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	1,740,554	495,240
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	3,898,166	2,995,886
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	1,038,205	212,478
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)	2,448,801	444,660
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	7,260,986	5,560,416
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	5,886,412	3,187,838
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	3,901,107	2,462,494
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	1,531,510	649,633
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,918,271	2,726,620
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	5,005,871	2,760,978
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	1,136,977	249,709
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	1,750,816	1,665,330
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	1,702,145	184,125
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	7,236,835	2,597,906
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	13,294,704	2,757,759
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	15,115,224	4,566,849
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	2,619,647	2,207,899
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	20,953,595	4,426,010
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	14,616,033	4,623,595
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	22,257,586	4,426,348
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	102,541,498	48,607,934
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	999,983	1,862,677
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	1,807,383	236,467
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	5,156,021	2,657,937
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	28,322,160	16,316,662
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	7,173,814	5,748,157
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	8,432,132	5,093,890
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	21,330,100	15,931,824
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	1,223,941	759,774
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	2,441,450	826,956
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	2,488,515	1,602,853
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	3,235,857	6,853,453
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	3,023,946	3,366,287
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	4,098,309	928,848
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	4,302,755	2,133,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	6,677,209	1,526,056
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	2,994,199	9,635,271
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	1,263,532	1,287,174
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	2,150,826	1,348,417
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	107,699	129,019
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	158,974	95,154
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	242,732	850,370
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	560,727	99,519
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)	475,636	266,199
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)	255,039	538,174
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	175,468	1,012,862
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)	3,776,078	8,332,177
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	4,677,610	3,496,474
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	7,542,671	896,229

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)	2,244,027	932,037
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	979,844	1,190,617
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	880,987	1,890,783
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	1,293,944	989,299
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	14,614,987	13,444,978
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	16,109,380	14,543,411
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)	591,724	457,002
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	3,916,830	2,022,987
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)	331,142	659,111
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)	44,434,739	34,152,132
ProFund VP UltraShort NASDAQ-100 (PROUSN)	6,686,505	6,661,060
ProFund VP Access High Yield Fund (PROAHY)	56,771,293	45,484,347
ProFund VP Asia 30 (PROA30)	17,504,516	17,596,991
ProFund VP Banks (PROBNK)	6,238,621	6,711,859
ProFund VP Basic Materials (PROBM)	1,514,338	2,231,111
ProFund VP Bear (PROBR)	14,522,915	14,451,367
ProFund VP Biotechnology (PROBIO)	6,812,686	7,645,856
ProFund VP Bull (PROBL)	43,725,493	43,562,550
ProFund VP Consumer Goods (PROCG)	3,895,943	3,526,387
ProFund VP Consumer Services (PROCS)	5,151,269	7,479,728
ProFund VP Emerging Markets (PROEM)	11,434,391	12,408,200
ProFund VP Europe 30 (PROE30)	1,742,545	3,334,921
ProFund VP Financials (PROFIN)	7,590,856	7,654,589
ProFund VP Health Care (PROHC)	5,705,909	8,663,239
ProFund VP Industrials (PROIND)	11,046,096	10,335,953
ProFund VP International (PROINT)	5,296,423	6,215,969
ProFund VP Internet (PRONET)	4,816,928	6,968,044
ProFund VP Japan (PROJP)	4,954,561	5,651,948
ProFund VP NASDAQ-100 (PRON)	20,171,072	24,051,444
ProFund VP Oil & Gas (PROOG)	2,403,485	4,034,759
ProFund VP Pharmaceuticals (PROPHR)	2,829,794	3,399,947
ProFund VP Precious Metals (PROPM)	10,546,541	9,957,885
ProFund VP Real Estate (PRORE)	10,094,921	10,055,787
ProFund VP Rising Rates Opportunity (PRORRO)	9,636,867	9,738,594
ProFund VP Semiconductor (PROSCN)	21,333,244	21,049,128
ProFund VP Short Emerging Markets (PROSEM)	4,644,011	4,566,239
ProFund VP Short International (PROSIN)	1,171,813	1,335,046
ProFund VP Short NASDAQ-100 (PROSN)	6,955,688	6,953,590
ProFund VP Technology (PROTEC)	11,300,299	12,770,909
ProFund VP Telecommunications (PROTEL)	5,311,106	5,233,363
ProFund VP U.S. Government Plus (PROGVP)	19,507,228	20,076,100
ProFund VP UltraNASDAQ-100 (PROUN)	16,173,754	17,440,914
ProFund VP Utilities (PROUTL)	12,937,653	18,952,966
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	2,076,117	464,026
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	5,524,753	1,848,653
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	4,612,602	5,263,546
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)	148,238	59,256
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	2,704,243	1,106,499
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	301,143	626,543
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	3,731,904	288,464
	$2,040,528,910	$1,845,643,076

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

2019	0.65% to 1.80%	44,543	$ 16.55 to $ 14.96	$ 692,419	2.33%	17.43% to 16.08%
2018	0.65% to 1.80%	55,028	14.09 to 12.89	734,394	1.72%	-7.02% to -8.10%
2017	0.65% to 1.95%	68,932	15.15 to 13.88	991,289	1.30%	14.87% to 13.37%
2016	0.65% to 2.15%	78,745	13.19 to 12.10	996,951	1.67%	3.77% to 2.20%
2015	0.45% to 2.30%	128,797	12.83 to 11.76	1,580,842	1.83%	0.84% to -1.04%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.85% to 1.65%	31,874	8.90 to 8.78	282,059	0.99%	15.80% to 14.86%
2018	1.00% to 1.65%	19,391	7.67 to 7.64	148,566	1.29%	-23.26% to -23.59%	****
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2019	0.45% to 2.45%	225,654	16.35 to 14.73	3,516,030	0.00%	39.21% to 36.41%
2018	0.45% to 2.45%	142,430	11.74 to 10.80	1,609,122	4.87%	-12.93% to -14.69%
2017	0.45% to 2.45%	165,617	13.49 to 12.66	2,167,984	2.94%	24.40% to 21.91%
2016	0.45% to 2.45%	117,739	10.84 to 10.38	1,248,775	0.81%	7.49% to 5.33%
2015	0.45% to 2.15%	104,224	10.09 to 9.89	1,038,760	0.10%	-1.76% to -3.44%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2019	0.45% to 2.10%	283,039	9.56 to 8.63	2,553,861	1.43%	19.87% to 17.88%
2018	0.45% to 2.15%	337,413	7.98 to 7.30	2,562,986	1.79%	-19.32% to -20.71%
2017	0.45% to 2.15%	345,432	9.89 to 9.21	3,279,599	1.84%	-1.28% to -2.97%
2016	0.45% to 2.35%	358,668	10.02 to 9.43	3,477,234	2.45%	40.16% to 37.50%
2015	0.45% to 2.20%	274,435	7.15 to 6.88	1,917,607	0.54%	-38.20% to -39.29%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.45% to 2.50%	881,696	14.42 to 13.09	12,121,930	2.04%	23.39% to 20.85%
2018	0.45% to 2.50%	1,022,898	11.69 to 10.83	11,492,704	1.97%	-7.29% to -9.21%
2017	0.45% to 2.50%	870,056	12.61 to 11.93	10,656,962	2.29%	19.94% to 17.48%
2016	0.45% to 2.50%	1,076,663	10.51 to 10.15	11,112,424	2.37%	12.97% to 10.66%
2015	0.45% to 2.50%	1,022,727	9.30 to 9.17	9,445,328	1.68%	-6.97% to -8.26%	****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.45% to 2.50%	954,812	11.70 to 9.77	10,377,629	2.28%	8.41% to 6.18%
2018	0.45% to 2.50%	1,003,523	10.80 to 9.20	10,100,115	2.74%	-3.26% to -5.26%
2017	0.45% to 2.50%	1,186,025	11.16 to 9.72	12,407,961	2.60%	3.21% to 1.09%
2016	0.45% to 2.50%	1,071,068	10.81 to 9.61	10,911,902	1.87%	3.92% to 1.78%
2015	0.45% to 2.50%	1,010,449	10.41 to 9.44	9,983,448	1.92%	-2.91% to -4.91%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2019	1.15% to 1.60%	94,417	17.83 to 17.46	1,677,590	0.00%	33.03% to 32.43%
2018	1.15% to 1.60%	88,470	13.41 to 13.18	1,183,270	0.23%	-0.41% to -0.86%
2017	1.15% to 1.60%	87,915	13.46 to 13.30	1,181,385	0.38%	30.71% to 30.12%
2016	1.15% to 1.60%	94,836	10.30 to 10.22	975,870	0.31%	3.25% to 2.78%
2015	1.15% to 1.60%	112,066	9.97 to 9.94	1,117,319	0.00%	-0.25% to -0.56%	****
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2019	0.45% to 2.35%	939,561	14.01 to 12.80	12,549,070	2.12%	26.46% to 24.05%
2018	0.45% to 2.45%	1,033,715	11.08 to 10.28	11,028,127	1.53%	-9.56% to -11.39%
2017	0.45% to 2.50%	1,589,424	12.25 to 11.59	18,927,420	1.59%	8.26% to 6.04%
2016	0.45% to 2.50%	2,147,337	11.31 to 10.93	23,859,220	1.79%	19.94% to 17.48%
2015	0.45% to 2.50%	1,652,567	9.43 to 9.30	15,492,064	1.57%	-5.69% to -6.99%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2019	0.45% to 2.40%	1,657,696	12.07 to 10.90	19,193,960	2.75%	17.09% to 14.80%
2018	0.45% to 2.40%	1,408,732	10.30 to 9.49	14,038,961	2.73%	-7.67% to -9.49%
2017	0.45% to 2.40%	1,066,106	11.16 to 10.49	11,572,472	2.61%	12.14% to 9.95%
2016	0.45% to 2.50%	774,341	9.95 to 9.52	7,548,638	3.17%	3.32% to 1.20%
2015	0.45% to 2.15%	381,441	9.63 to 9.45	3,629,367	2.89%	-2.23% to -3.90%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2019	0.85% to 1.65%	1,821,436	14.15 to 13.65	25,472,818	1.97%	20.01% to 19.04%
2018	0.85% to 1.65%	1,673,355	11.79 to 11.46	19,555,740	2.21%	-9.70% to -10.43%
2017	0.85% to 1.65%	951,787	13.06 to 12.80	12,347,413	2.26%	15.71% to 14.78%
2016	0.85% to 1.65%	559,287	11.28 to 11.15	6,285,503	3.09%	17.49% to 16.55%
2015	1.00% to 1.65%	105,055	9.60 to 9.57	1,007,580	2.61%	-4.02% to -4.32%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2019	0.85% to 1.65%	754,038	12.49 to 12.05	9,312,886	1.32%	21.63% to 20.64%
2018	0.85% to 1.65%	660,568	10.27 to 9.99	6,720,033	1.79%	-14.15% to -14.85%
2017	0.85% to 1.65%	354,380	11.97 to 11.73	4,207,780	1.76%	30.78% to 29.73%
2016	0.85% to 1.65%	127,026	9.15 to 9.04	1,157,757	2.05%	2.34% to 1.52%
2015	1.00% to 1.55%	25,800	8.93 to 8.91	230,426	1.45%	-10.66% to -10.89%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2019	0.85% to 1.65%	998,477	13.45 to 12.97	13,313,802	0.81%	27.72% to 26.69%
2018	0.85% to 1.65%	881,581	10.53 to 10.24	9,216,329	0.86%	-14.98% to -15.67%
2017	0.85% to 1.65%	331,584	12.38 to 12.14	4,078,377	1.08%	27.97% to 26.94%
2016	0.85% to 1.65%	128,536	9.68 to 9.56	1,238,822	1.11%	4.15% to 3.31%
2015	1.00% to 1.65%	19,342	9.28 to 9.26	179,408	0.41%	-7.15% to -7.44%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2019	0.45% to 2.45%	385,784	17.16 to 14.98	6,256,665	0.01%	30.65% to 28.03%
2018	0.45% to 2.45%	438,172	13.13 to 11.70	5,469,555	0.02%	-11.21% to -13.00%
2017	0.45% to 2.45%	353,136	14.79 to 13.45	5,000,982	0.40%	25.06% to 22.56%
2016	0.45% to 2.50%	275,505	11.82 to 10.96	3,140,585	0.11%	1.39% to -0.69%
2015	0.45% to 2.45%	255,289	11.66 to 11.05	2,897,476	0.00%	-0.47% to -2.47%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2019	0.95% to 1.60%	10,180	25.40 to 15.11	161,435	4.67%	12.97% to 12.46%
2018	0.95% to 1.60%	19,427	22.54 to 13.43	268,061	4.43%	-5.31% to -5.51%
2017	0.95% to 1.65%	24,669	23.80 to 14.16	359,565	4.32%	5.58% to 5.26%
2016	0.95% to 1.80%	26,272	22.55 to 13.32	362,441	4.65%	12.19% to 11.74%
2015	0.95% to 2.10%	32,265	20.10 to 11.71	396,509	4.52%	-5.58% to -6.25%
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2019	0.45% to 1.95%	167,237	13.07 to 12.09	2,074,392	3.29%	20.68% to 18.86%
2018	0.45% to 2.10%	81,180	10.83 to 10.11	851,138	0.76%	-5.61% to -7.18%
2017	0.45% to 2.10%	84,130	11.48 to 10.89	941,443	1.96%	14.21% to 12.32%
2016	0.45% to 1.95%	62,139	10.05 to 9.73	612,405	2.06%	5.68% to 4.10%
2015	0.45% to 1.95%	53,940	9.51 to 9.35	508,135	3.96%	-4.42% to -5.86%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.45% to 2.35%	485,001	15.19 to 14.15	7,148,385	1.82%	26.89% to 24.47%
2018	0.45% to 2.45%	548,146	11.97 to 11.34	6,415,839	1.76%	-7.83% to -9.70%
2017	0.45% to 2.45%	520,013	12.99 to 12.56	6,657,428	1.72%	15.97% to 13.65%
2016	0.45% to 2.45%	235,495	11.20 to 11.05	2,621,653	1.38%	12.01% to 10.52%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.85% to 1.65%	1,346,768	12.18 to 11.74	16,199,858	5.18%	13.89% to 12.97%
2018	0.85% to 1.65%	817,280	10.69 to 10.39	8,639,549	5.14%	-3.72% to -4.50%
2017	0.85% to 1.65%	835,402	11.11 to 10.88	9,214,718	4.82%	6.17% to 5.32%
2016	1.00% to 1.65%	608,034	10.44 to 10.33	6,337,471	5.14%	11.69% to 10.96%
2015	1.00% to 1.35%	42,539	9.34 to 9.33	397,214	1.72%	-6.56% to -6.73%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.45% to 2.35%	693,390	10.96 to 10.21	7,383,581	2.59%	8.66% to 6.58%
2018	0.45% to 2.10%	324,033	10.09 to 9.65	3,201,616	2.42%	-1.17% to -2.82%
2017	0.45% to 2.10%	210,802	10.21 to 9.93	2,120,898	2.19%	2.74% to 1.04%
2016	0.45% to 1.80%	57,049	9.93 to 9.85	563,358	0.93%	-0.66% to -1.55%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.45% to 2.35%	1,769,137	16.12 to 13.38	26,037,150	1.25%	17.23% to 14.99%
2018	0.45% to 2.45%	1,980,641	13.75 to 11.53	25,018,243	0.82%	-8.00% to -9.86%
2017	0.45% to 2.45%	2,218,348	14.94 to 12.79	30,721,011	1.29%	13.20% to 10.93%
2016	0.45% to 2.45%	2,311,445	13.20 to 11.53	28,513,844	1.19%	3.34% to 1.27%
2015	0.45% to 2.35%	2,548,870	12.78 to 11.46	30,683,389	1.08%	-1.45% to -3.33%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.45% to 2.50%	639,086	13.98 to 12.42	8,543,209	0.39%	19.32% to 16.86%
2018	0.45% to 2.50%	636,001	11.72 to 10.63	7,175,668	0.37%	-16.07% to -17.81%
2017	0.45% to 2.50%	558,036	13.96 to 12.94	7,555,041	0.71%	14.52% to 12.17%
2016	0.45% to 2.50%	476,403	12.19 to 11.53	5,653,750	0.65%	14.68% to 12.33%
2015	0.45% to 2.50%	249,038	10.63 to 10.27	2,598,864	0.32%	-2.95% to -4.95%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.85% to 2.10%	382,641	11.26 to 10.88	4,241,839	4.96%	15.53% to 14.08%
2018	0.45% to 1.95%	107,436	9.81 to 9.57	1,038,893	6.82%	-4.43% to -5.88%
2017	0.85% to 1.95%	51,790	10.24 to 10.16	529,033	3.26%	2.38% to 1.63%	****
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
2019	0.65% to 2.10%	461,815	9.29 to 8.93	4,229,590	0.00%	-0.23% to -1.69%
2018	0.45% to 2.10%	309,084	9.34 to 9.09	2,851,632	0.00%	-8.17% to -9.70%
2017	0.45% to 1.85%	145,404	10.17 to 10.08	1,471,759	0.07%	1.73% to 0.78%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2019	0.45% to 2.35%	97,252	5.85 to 4.85	524,102	0.96%	6.21% to 4.18%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.45% to 2.35%	101,186	5.51 to 4.66	516,632	2.56%	-12.06% to -13.75%
2017	0.45% to 2.10%	132,501	6.26 to 5.51	777,238	7.97%	1.06% to -0.61%
2016	0.45% to 2.10%	125,124	6.19 to 5.54	732,990	0.00%	11.52% to 9.67%
2015	0.45% to 2.15%	86,189	5.55 to 5.04	455,552	0.00%	-25.43% to -26.71%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.85% to 1.65%	449,594	13.75 to 13.26	6,101,330	0.74%	26.63% to 25.61%
2018	0.85% to 1.65%	352,074	10.86 to 10.55	3,781,463	0.54%	-17.65% to -18.32%
2017	0.85% to 1.65%	209,290	13.18 to 12.92	2,737,070	0.61%	10.81% to 9.92%
2016	0.85% to 1.65%	92,656	11.90 to 11.76	1,096,723	0.45%	29.97% to 28.93%
2015	1.00% to 1.65%	25,034	9.15 to 9.12	228,790	0.00%	-8.53% to -8.81%	****
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.45% to 2.50%	1,778,727	11.41 to 10.35	19,503,429	4.32%	6.60% to 4.40%
2018	0.45% to 2.50%	1,706,626	10.71 to 9.92	17,681,045	3.81%	-0.54% to -2.60%
2017	0.45% to 2.50%	1,064,001	10.76 to 10.18	11,165,012	3.27%	2.98% to 0.86%
2016	0.45% to 2.50%	816,617	10.45 to 10.10	8,406,005	3.39%	8.46% to 6.23%
2015	0.45% to 2.45%	214,276	9.64 to 9.51	2,051,353	1.94%	-3.63% to -4.94%	****
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)
2019	1.00% to 1.65%	10,437	10.32 to 10.28	107,706	0.00%	3.22% to 2.77%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	1.30%	299	19.12	5,717	2.90%	8.02%
2018	1.30%	299	17.70	5,293	3.04%	-1.89%
2017	1.30%	300	18.04	5,413	3.23%	2.69%
2016	1.30%	300	17.57	5,271	3.54%	2.48%
2015	1.30%	300	17.15	5,144	3.75%	-1.54%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2019	0.45% to 2.20%	1,139,452	11.85 to 10.82	12,915,213	3.34%	10.16% to 8.22%
2018	0.45% to 2.45%	1,046,245	10.76 to 9.89	10,832,924	3.36%	-3.26% to -5.22%
2017	0.45% to 2.35%	1,071,626	11.12 to 10.47	11,559,537	3.76%	7.06% to 5.03%
2016	0.45% to 2.20%	887,744	10.39 to 10.00	9,039,903	6.25%	7.53% to 5.65%
2015	0.45% to 2.00%	225,260	9.66 to 9.49	2,151,273	4.66%	-2.38% to -3.90%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.85% to 1.95%	281,768	10.59 to 10.40	2,966,590	2.55%	28.10% to 26.67%
2018	1.00% to 1.90%	36,396	8.26 to 8.21	299,780	1.01%	-17.38% to -17.89%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.85% to 1.65%	567,853	11.04 to 14.51	8,039,618	0.23%	10.44% to 29.11%
2018	0.95% to 1.60%	474,009	12.80 to 11.26	5,392,495	0.43%	-7.91% to -8.14%
2017	0.95% to 1.60%	525,400	13.90 to 12.26	6,488,907	0.76%	19.98% to 19.65%
2016	0.95% to 1.60%	595,707	11.59 to 10.25	6,132,562	0.58%	6.22% to 6.01%
2015	0.95% to 1.60%	704,451	10.91 to 9.67	6,822,487	0.77%	-3.19% to -3.34%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2019	0.45% to 1.95%	31,237	15.70 to 13.76	457,292	1.58%	17.48% to 15.71%
2018	0.45% to 1.95%	35,392	13.36 to 11.89	442,453	1.22%	-6.04% to -7.47%
2017	0.45% to 2.00%	38,626	14.22 to 12.81	517,922	1.58%	13.23% to 11.47%
2016	0.45% to 2.00%	46,733	12.56 to 11.49	555,189	0.74%	2.38% to 0.79%
2015	0.45% to 2.45%	129,762	12.27 to 11.16	1,512,698	1.31%	-0.51% to -2.51%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.45% to 2.50%	2,527,000	14.26 to 13.21	34,311,080	1.73%	23.56% to 21.01%
2018	0.45% to 2.35%	1,701,806	11.54 to 10.96	18,857,303	1.51%	-4.87% to -6.70%
2017	0.45% to 2.20%	895,955	12.13 to 11.78	10,533,134	1.61%	15.59% to 13.57%
2016	1.00% to 2.20%	405,804	10.26 to 10.37	4,158,481	2.50%	5.91% to 3.72%
2015	1.00% to 1.35%	23,700	9.69 to 9.67	229,553	2.14%	-3.11% to -3.27%	****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	0.45% to 2.50%	750,010	14.13 to 12.82	10,084,141	1.74%	26.53% to 23.93%
2018	0.45% to 2.50%	877,571	11.17 to 10.34	9,437,794	2.06%	-8.95% to -10.84%
2017	0.45% to 2.50%	943,635	12.26 to 11.60	11,262,432	1.30%	12.14% to 9.84%
2016	0.45% to 2.50%	1,313,407	10.94 to 10.56	14,113,445	2.21%	17.18% to 14.78%
2015	0.45% to 2.50%	1,281,852	9.33 to 9.20	11,889,520	2.78%	-6.68% to -7.97%	****
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.45% to 2.35%	749,733	15.34 to 14.30	11,160,857	3.54%	29.10% to 26.63%
2018	0.45% to 2.35%	581,341	11.89 to 11.29	6,759,689	0.18%	-9.60% to -11.34%
2017	0.45% to 2.15%	545,942	13.15 to 12.78	7,075,353	1.26%	16.09% to 14.11%
2016	0.45% to 2.15%	300,528	11.33 to 11.20	3,382,186	3.99%	13.26% to 11.98%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.45% to 2.50%	3,647,438	18.34 to 16.65	64,340,514	0.05%	33.37% to 30.63%
2018	0.45% to 2.50%	3,389,539	13.75 to 12.74	45,139,764	0.05%	-0.88% to -2.94%
2017	0.45% to 2.50%	4,287,653	13.88 to 13.13	57,890,751	0.08%	34.21% to 31.46%
2016	0.45% to 2.50%	3,666,543	10.34 to 9.99	37,249,353	0.00%	0.10% to -1.96%
2015	0.45% to 2.50%	4,519,108	10.33 to 10.19	46,393,370	0.06%	3.29% to 1.86%	****
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2019	0.45% to 2.50%	221,771	12.15 to 11.03	2,571,158	4.74%	14.25% to 11.90%
2018	0.45% to 2.50%	238,786	10.64 to 9.86	2,447,927	3.73%	-4.06% to -6.05%
2017	0.45% to 2.50%	502,854	11.09 to 10.49	5,454,513	3.64%	6.43% to 4.25%
2016	0.45% to 2.50%	877,393	10.42 to 10.06	9,055,287	7.79%	13.66% to 11.32%
2015	0.45% to 2.50%	437,803	9.17 to 9.04	3,984,150	5.70%	-8.34% to -9.61%	****
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2019	0.45% to 2.15%	1,297,248	11.17 to 10.49	14,013,486	3.09%	8.91% to 7.05%
2018	0.45% to 1.90%	637,609	10.26 to 9.86	6,410,189	2.62%	-1.24% to -2.68%
2017	0.45% to 1.90%	452,149	10.39 to 10.14	4,637,941	2.69%	3.53% to 2.02%
2016	0.45% to 1.90%	215,943	10.03 to 9.94	2,154,165	0.60%	0.32% to -0.65%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.45% to 1.95%	518,374	11.69 to 11.23	6,452,152	1.53%	22.40% to 20.55%
2018	0.45% to 1.85%	356,056	9.55 to 9.33	3,658,709	2.96%	-6.88% to -8.20%
2017	0.85% to 1.85%	272,613	11.23 to 10.16	3,034,761	1.75%	2.89% to 1.62%
2016	0.85% to 1.65%	148,880	10.91 to 10.78	1,617,819	2.02%	4.57% to 3.73%
2015	1.00% to 1.65%	29,685	10.43 to 10.40	309,371	3.27%	4.28% to 3.96%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.45% to 2.50%	1,700,024	13.95 to 12.14	22,268,982	5.58%	15.54% to 13.16%
2018	0.45% to 2.50%	1,519,867	12.07 to 10.73	17,331,385	4.81%	-4.74% to -6.71%
2017	0.45% to 2.50%	1,547,679	12.67 to 11.50	18,677,157	4.36%	9.18% to 6.94%
2016	0.45% to 2.50%	1,307,754	11.61 to 10.76	14,570,222	4.84%	13.51% to 11.18%
2015	0.45% to 2.50%	1,181,994	10.23 to 9.67	11,714,749	4.62%	-7.47% to -9.38%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.45% to 2.40%	530,208	15.32 to 13.43	7,649,743	1.64%	23.81% to 21.38%
2018	0.45% to 2.40%	578,609	12.38 to 11.06	6,796,957	2.33%	-11.62% to -13.36%
2017	0.45% to 2.40%	634,363	14.01 to 12.77	8,479,159	1.81%	8.11% to 6.00%
2016	0.45% to 2.15%	496,721	12.95 to 12.16	6,200,340	1.68%	11.67% to 9.77%
2015	0.45% to 2.20%	473,617	11.60 to 11.06	5,339,249	3.02%	-4.08% to -5.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.45% to 2.15%	1,828,736	10.14 to 9.36	17,904,545	7.18%	1.55% to -0.18%
2018	0.45% to 2.35%	1,881,017	9.98 to 9.30	18,262,242	0.00%	1.48% to -0.47%
2017	0.45% to 2.20%	1,476,886	9.84 to 9.38	14,231,210	0.00%	1.47% to -0.31%
2016	0.45% to 2.15%	901,438	9.70 to 9.42	8,621,570	0.00%	2.48% to 0.73%
2015	0.45% to 2.15%	342,398	9.46 to 9.35	3,218,445	1.18%	-5.38% to -6.47%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.45% to 2.20%	252,905	18.72 to 15.77	4,394,707	3.58%	19.32% to 17.22%
2018	0.45% to 2.20%	248,319	15.69 to 13.46	3,642,236	3.01%	-10.06% to -11.65%
2017	0.45% to 2.20%	264,369	17.45 to 15.23	4,339,503	2.75%	11.48% to 9.52%
2016	0.45% to 2.20%	252,098	15.65 to 13.91	3,737,817	3.80%	12.67% to 10.70%
2015	0.45% to 2.20%	294,082	13.89 to 12.56	3,890,937	2.89%	-6.63% to -8.28%
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2019	0.45% to 2.35%	640,540	10.24 to 9.28	6,322,332	1.94%	1.40% to -0.54%
2018	0.45% to 2.35%	695,845	10.10 to 9.33	6,815,407	1.82%	0.91% to -1.03%
2017	0.85% to 2.50%	466,312	9.89 to 9.38	4,546,390	1.24%	0.40% to -1.27%
2016	0.45% to 2.50%	162,528	9.93 to 9.50	1,576,716	0.89%	0.51% to -1.56%
2015	1.00% to 2.50%	133,762	9.82 to 9.65	1,304,668	0.34%	-1.56% to -3.05%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	0.65% to 1.45%	90,146	10.21 to 10.08	912,460	6.30%	8.11% to 7.24%
2018	1.00% to 1.35%	8,652	9.42 to 9.40	81,529	5.70%	-5.75% to -5.97%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	1.00% to 2.45%	84,216	11.96 to 10.93	973,517	1.66%	10.82% to 9.19%
2018	1.00% to 2.45%	71,712	10.80 to 10.01	751,171	0.70%	-5.30% to -6.69%
2017	1.00% to 2.45%	74,446	11.40 to 10.73	831,271	0.31%	11.98% to 10.35%
2016	1.00% to 2.45%	69,705	10.18 to 9.72	698,198	0.33%	3.30% to 1.79%
2015	1.00% to 2.45%	53,424	9.85 to 9.55	519,462	0.11%	-6.76% to -8.13%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2019	0.45% to 1.90%	218,106	13.05 to 12.10	2,709,335	2.45%	13.32% to 11.67%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.15% to 1.90%	105,131	11.18 to 10.84	1,154,440	5.18%	-2.01% to -2.76%
2017	1.15% to 1.95%	148,622	11.41 to 11.13	1,667,959	3.96%	5.64% to 4.79%
2016	0.45% to 2.45%	180,571	10.97 to 10.50	1,929,928	9.76%	11.12% to 8.89%
2015	1.15% to 1.95%	85,475	9.79 to 9.70	831,855	0.19%	-1.85% to -2.65%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2019	0.45% to 2.35%	789,575	12.30 to 10.82	9,007,737	4.96%	7.12% to 5.08%
2018	0.45% to 2.35%	1,099,175	11.48 to 10.29	11,840,407	2.78%	-1.25% to -3.15%
2017	0.45% to 2.50%	1,057,242	11.63 to 10.55	11,665,235	2.98%	3.00% to 0.88%
2016	0.45% to 2.45%	1,886,568	11.29 to 10.48	20,484,574	5.43%	8.08% to 5.91%
2015	0.45% to 2.45%	1,142,012	10.45 to 9.90	11,554,154	3.03%	0.28% to -1.74%
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
2019	0.45% to 2.15%	654,175	7.18 to 5.93	4,261,161	0.94%	7.66% to 5.82%
2018	0.45% to 2.45%	749,469	6.67 to 5.44	4,556,103	0.00%	-9.44% to -11.27%
2017	0.45% to 2.15%	840,325	7.36 to 6.30	5,689,604	1.52%	8.22% to 6.38%
2016	0.45% to 2.15%	976,706	6.80 to 5.92	6,152,011	3.41%	-15.15% to -16.59%
2015	0.45% to 2.35%	991,335	8.02 to 7.00	7,358,106	1.96%	-1.99% to -3.86%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2019	0.65% to 2.10%	392,341	10.87 to 15.52	5,432,340	0.62%	4.85% to 3.32%
2018	0.45% to 2.45%	438,274	10.60 to 9.53	5,945,033	0.00%	-13.33% to -15.08%
2017	0.45% to 2.15%	495,742	12.23 to 17.50	7,837,567	0.34%	14.34% to 12.39%
2016	0.45% to 2.50%	562,396	10.70 to 9.96	7,891,364	0.00%	0.20% to -1.85%
2015	0.45% to 2.35%	776,095	10.68 to 15.40	10,894,555	0.00%	0.80% to -1.12%
Rydex Variable Trust - Banking Fund (RBKF)
2019	0.45% to 2.45%	196,804	9.26 to 6.60	2,107,303	0.93%	27.81% to 25.25%
2018	1.15% to 2.45%	210,412	9.13 to 5.27	1,799,681	0.51%	-20.13% to -21.18%
2017	0.45% to 2.45%	315,722	9.01 to 6.69	3,349,648	0.24%	11.98% to 9.74%
2016	0.45% to 2.45%	557,503	8.04 to 6.09	5,365,058	1.11%	26.68% to 24.14%
2015	1.15% to 2.45%	404,243	8.17 to 4.91	3,087,040	0.47%	-5.95% to -7.19%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2019	0.45% to 2.45%	92,813	13.73 to 14.05	2,453,751	0.00%	20.89% to 18.46%
2018	0.45% to 2.45%	122,448	11.35 to 11.86	2,661,886	0.48%	-17.82% to -19.48%
2017	0.45% to 2.45%	219,709	13.82 to 14.73	5,671,248	0.54%	20.89% to 18.47%
2016	0.45% to 2.45%	262,544	11.43 to 12.43	5,817,974	0.00%	30.27% to 27.66%
2015	0.45% to 2.50%	118,511	8.77 to 9.69	2,097,515	0.00%	-17.67% to -19.37%
Rydex Variable Trust - Biotechnology Fund (RBF)
2019	0.45% to 2.45%	192,159	45.89 to 30.79	6,825,695	0.00%	24.11% to 21.62%
2018	0.45% to 2.45%	252,782	36.97 to 25.32	7,262,363	0.00%	-9.85% to -11.68%
2017	0.45% to 2.50%	310,675	41.01 to 28.49	9,987,924	0.00%	28.86% to 26.21%
2016	0.45% to 2.50%	309,616	31.83 to 22.58	7,859,297	0.00%	-20.02% to -21.67%
2015	0.45% to 2.50%	453,190	39.80 to 28.82	14,533,009	0.00%	7.99% to 5.76%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2019	0.45% to 2.50%	430,314	3.05 to 2.19	922,207	1.47%	14.73% to 12.37%
2018	0.45% to 2.50%	511,807	2.66 to 1.95	947,103	3.23%	-15.51% to -17.26%
2017	0.45% to 2.50%	652,197	3.14 to 2.35	1,438,132	0.00%	3.96% to 1.83%
2016	0.45% to 2.50%	889,510	3.02 to 2.31	1,935,730	0.00%	9.91% to 7.65%
2015	0.65% to 2.50%	764,311	2.70 to 2.15	1,492,889	0.00%	-34.23% to -35.46%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2019	0.45% to 2.35%	188,110	26.33 to 30.33	6,430,194	0.97%	21.78% to 19.46%
2018	0.45% to 2.35%	167,554	21.62 to 25.39	4,922,122	0.68%	-12.52% to -14.20%
2017	0.45% to 2.35%	207,014	24.71 to 29.59	7,028,978	1.00%	11.03% to 8.92%
2016	0.45% to 2.45%	293,161	22.26 to 21.04	8,984,959	0.66%	4.94% to 2.84%
2015	0.45% to 2.50%	553,132	21.21 to 20.35	16,115,663	0.50%	5.74% to 3.57%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2019	0.45% to 2.35%	193,021	36.34 to 40.47	8,895,609	0.65%	46.81% to 44.00%
2018	0.45% to 2.35%	266,698	24.75 to 28.10	8,318,401	0.22%	-14.62% to -16.26%
2017	0.45% to 2.50%	236,677	28.99 to 30.68	8,789,192	0.05%	57.80% to 54.57%
2016	0.45% to 2.50%	386,051	18.37 to 19.85	9,227,553	0.00%	30.13% to 27.46%
2015	0.45% to 2.50%	800,214	14.12 to 15.57	14,986,879	0.00%	-4.65% to -6.61%
Rydex Variable Trust - Electronics Fund (RELF)
2019	0.45% to 2.10%	219,555	26.28 to 25.26	5,207,241	0.00%	58.57% to 55.94%
2018	0.70% to 2.10%	202,302	15.93 to 16.20	3,067,168	0.00%	-13.67% to -14.55%
2017	0.45% to 2.35%	359,692	19.07 to 18.26	6,303,065	0.00%	30.47% to 27.99%
2016	0.45% to 2.45%	352,421	14.62 to 11.44	4,829,681	0.00%	23.78% to 21.30%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.45% to 2.50%	335,163	11.81 to 9.38	3,788,042	0.00%	1.64% to -0.45%
Rydex Variable Trust - Energy Fund (RENF)
2019	0.45% to 2.20%	299,660	6.34 to 12.95	3,965,048	0.21%	6.33% to 4.46%
2018	0.45% to 2.20%	439,176	5.96 to 12.40	5,537,779	0.56%	-25.82% to -27.14%
2017	0.45% to 2.35%	633,358	8.04 to 16.64	10,865,224	0.59%	-6.69% to -8.46%
2016	0.45% to 2.45%	952,588	8.61 to 8.67	17,650,131	0.82%	30.78% to 28.16%
2015	0.45% to 2.50%	839,869	6.59 to 6.73	11,995,085	0.41%	-30.54% to -31.97%
Rydex Variable Trust - Energy Services Fund (RESF)
2019	0.45% to 2.50%	223,170	2.63 to 2.60	1,558,498	0.00%	-0.52% to -2.56%
2018	0.45% to 2.50%	266,163	2.64 to 2.67	1,891,210	3.13%	-45.90% to -47.02%
2017	0.45% to 2.50%	428,056	4.88 to 5.03	5,664,558	0.00%	-19.01% to -20.67%
2016	0.45% to 2.50%	587,594	6.02 to 6.35	9,471,392	1.00%	22.60% to 20.08%
2015	0.45% to 2.50%	597,799	4.91 to 5.29	7,964,659	0.37%	-32.01% to -33.41%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2019	1.15% to 1.60%	112,626	11.94 to 10.99	1,290,298	0.96%	26.95% to 26.37%
2018	0.45% to 2.15%	140,914	5.53 to 9.46	1,256,475	0.37%	-19.34% to -20.73%
2017	0.45% to 2.15%	231,471	6.86 to 11.93	2,494,103	0.96%	28.02% to 25.85%
2016	1.15% to 2.15%	92,509	9.24 to 9.48	829,321	1.72%	-6.66% to -7.60%
2015	0.45% to 2.15%	108,694	5.70 to 10.26	1,036,926	1.24%	-7.60% to -9.18%
Rydex Variable Trust - Financial Services Fund (RFSF)
2019	0.45% to 2.50%	387,410	13.01 to 9.88	5,941,259	0.85%	27.50% to 24.87%
2018	0.45% to 2.50%	368,885	10.21 to 7.91	4,489,423	0.81%	-12.68% to -14.48%
2017	0.45% to 2.50%	502,360	11.69 to 9.25	7,099,794	0.44%	15.05% to 12.69%
2016	0.45% to 2.50%	735,445	10.16 to 8.21	9,094,946	1.42%	15.31% to 12.94%
2015	0.45% to 2.50%	693,822	8.81 to 7.27	7,555,577	0.36%	-4.42% to -6.39%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2019	0.45% to 2.15%	176,876	20.89 to 16.84	3,830,757	1.12%	16.24% to 14.25%
2018	0.45% to 2.15%	312,611	17.97 to 14.74	5,782,473	1.54%	-5.75% to -7.37%
2017	0.45% to 2.15%	255,028	19.07 to 15.91	5,115,436	1.24%	9.14% to 7.28%
2016	0.45% to 2.15%	349,360	17.47 to 14.83	6,448,764	0.88%	-0.79% to -2.48%
2015	0.45% to 2.45%	456,187	17.61 to 14.06	8,447,751	0.89%	-5.52% to -7.42%
Rydex Variable Trust - Health Care Fund (RHCF)
2019	0.45% to 2.45%	355,151	30.09 to 23.91	11,194,701	0.00%	22.02% to 19.56%
2018	0.45% to 2.45%	450,556	24.66 to 20.00	11,767,789	0.00%	0.79% to -1.25%
2017	0.45% to 2.45%	479,809	24.47 to 20.25	12,553,597	0.00%	22.31% to 19.86%
2016	0.45% to 2.45%	510,299	20.00 to 16.89	10,998,993	0.00%	-10.10% to -11.90%
2015	0.45% to 2.50%	798,201	22.25 to 19.08	19,342,049	0.00%	4.06% to 1.92%
Rydex Variable Trust - Internet Fund (RINF)
2019	0.45% to 2.20%	84,064	32.18 to 42.61	3,864,933	0.00%	24.90% to 22.70%
2018	0.45% to 2.20%	113,408	25.76 to 34.73	4,193,100	0.00%	-3.64% to -5.34%
2017	0.45% to 2.20%	136,439	26.74 to 36.69	5,204,336	0.00%	33.36% to 31.02%
2016	0.45% to 2.35%	169,573	20.05 to 27.42	4,936,192	0.00%	3.97% to 1.99%
2015	0.45% to 2.50%	214,786	19.28 to 17.79	6,020,677	0.00%	7.87% to 5.65%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2019	1.15% to 2.15%	15,653,025	0.21 to 0.18	2,998,322	0.00%	-36.83% to -37.47%
2018	1.15% to 2.15%	4,461,941	0.33 to 0.29	1,397,502	0.00%	0.26% to -0.76%
2017	1.15% to 2.30%	10,883,858	0.33 to 0.28	3,379,428	0.00%	-39.65% to -40.36%
2016	0.45% to 2.30%	2,041,696	0.96 to 0.48	1,107,827	0.00%	-29.96% to -31.26%
2015	1.15% to 2.45%	2,794,435	0.79 to 0.85	2,112,085	0.00%	-9.09% to -10.29%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2019	0.45% to 1.95%	217,287	2.80 to 2.02	489,283	0.00%	-13.68% to -14.98%
2018	1.15% to 2.10%	340,931	2.69 to 2.46	890,457	0.00%	2.59% to 1.60%
2017	0.45% to 2.15%	464,625	3.14 to 2.41	1,216,573	0.00%	-9.30% to -10.84%
2016	0.45% to 2.45%	452,215	3.47 to 3.06	1,267,887	0.00%	-3.38% to -5.31%
2015	0.45% to 2.20%	664,416	3.59 to 2.82	1,920,146	0.00%	-1.66% to -3.39%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2019	1.15% to 2.15%	149,117	1.22 to 1.04	172,335	0.42%	-21.23% to -22.02%
2018	1.15% to 2.15%	207,501	1.55 to 1.34	309,025	0.00%	9.62% to 8.51%
2017	1.15% to 2.15%	95,769	1.42 to 1.23	128,973	0.00%	-14.54% to -15.40%
2016	1.15% to 2.15%	121,474	1.66 to 1.46	191,195	0.00%	-20.06% to -20.87%
2015	1.15% to 1.95%	208,444	2.07 to 1.89	413,390	0.00%	-2.26% to -3.05%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2019	1.15% to 2.15%	458,222	0.45 to 0.51	189,780	0.60%	-28.84% to -29.56%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.45% to 2.15%	2,906,311	1.52 to 0.72	2,327,297	0.00%	-3.21% to -4.87%
2017	0.45% to 2.15%	247,552	1.58 to 0.76	169,243	0.00%	-25.00% to -26.28%
2016	1.15% to 2.15%	535,422	0.89 to 1.03	449,375	0.00%	-10.52% to -11.42%
2015	1.15% to 2.10%	318,657	0.99 to 1.17	298,344	0.00%	-13.87% to -14.70%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2019	1.15% to 2.20%	344,176	1.13 to 0.96	360,502	0.56%	-21.53% to -22.36%
2018	0.45% to 2.20%	910,480	2.14 to 1.23	1,279,109	0.00%	10.63% to 8.68%
2017	0.45% to 2.30%	450,457	1.94 to 1.12	569,927	0.00%	-13.88% to -15.47%
2016	1.15% to 2.50%	7,555,153	1.53 to 1.75	10,617,019	0.00%	-21.20% to -22.27%
2015	0.45% to 2.40%	1,622,820	2.83 to 1.68	3,245,304	0.00%	-0.35% to -2.30%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2019	1.15% to 2.15%	520,836	1.26 to 1.07	633,663	0.92%	-23.80% to -24.57%
2018	0.45% to 2.15%	997,668	2.76 to 1.42	1,617,716	0.00%	3.50% to 1.72%
2017	0.45% to 2.15%	672,999	2.66 to 1.40	1,057,934	0.00%	-17.72% to -19.12%
2016	0.45% to 2.15%	777,519	3.24 to 1.73	1,473,865	0.00%	-12.40% to -13.89%
2015	0.65% to 2.10%	1,035,469	3.63 to 2.02	2,241,550	0.00%	-5.06% to -6.44%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2019	0.45% to 1.95%	39,496	18.26 to 18.25	798,008	1.27%	38.40% to 36.32%
2018	0.45% to 2.15%	68,954	13.19 to 19.58	1,023,454	0.00%	-23.30% to -24.62%
2017	0.45% to 2.15%	68,202	17.20 to 25.98	1,308,835	0.00%	49.62% to 47.08%
2016	0.45% to 2.15%	59,041	11.49 to 17.66	781,163	0.00%	8.37% to 6.53%
2015	0.45% to 2.45%	101,533	10.61 to 9.04	1,234,316	0.00%	11.49% to 9.25%
Rydex Variable Trust - Leisure Fund (RLF)
2019	0.45% to 2.30%	74,228	24.12 to 31.28	2,800,412	0.25%	28.70% to 26.31%
2018	0.45% to 2.30%	87,236	18.74 to 24.76	2,580,480	0.29%	-13.83% to -15.44%
2017	0.45% to 2.30%	103,637	21.75 to 29.28	3,588,408	0.22%	19.57% to 17.36%
2016	0.45% to 2.30%	146,875	18.19 to 24.95	4,185,284	0.49%	9.07% to 7.05%
2015	0.45% to 2.50%	256,578	16.68 to 15.23	6,843,107	0.09%	-0.15% to -2.20%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2019	0.45% to 2.20%	48,427	27.46 to 46.97	2,540,728	1.08%	35.50% to 33.11%
2018	0.45% to 2.45%	63,196	20.26 to 17.12	2,418,652	0.26%	-19.76% to -21.38%
2017	0.45% to 2.50%	73,684	25.25 to 21.65	3,574,864	0.00%	21.90% to 19.39%
2016	0.45% to 2.45%	343,638	20.72 to 18.23	14,284,951	0.00%	29.06% to 26.48%
2015	0.45% to 2.50%	336,043	16.05 to 14.34	10,875,301	0.00%	-5.93% to -7.87%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.45% to 2.35%	402,853	9.39 to 7.85	3,613,113	2.65%	4.54% to 2.55%
2018	0.45% to 2.35%	569,165	8.98 to 7.65	4,914,169	0.00%	-5.50% to -7.32%
2017	0.45% to 2.30%	638,005	9.50 to 8.31	5,892,726	0.00%	3.21% to 1.30%
2016	0.45% to 2.50%	801,612	9.21 to 7.85	7,227,702	0.10%	-0.93% to -2.96%
2015	0.45% to 2.35%	902,632	9.29 to 8.39	8,312,369	0.64%	1.39% to -0.54%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2019	0.45% to 2.45%	339,548	96.67 to 86.63	34,771,136	0.16%	79.69% to 76.08%
2018	0.45% to 2.45%	362,509	53.80 to 49.20	20,818,371	0.00%	-9.72% to -11.54%
2017	0.45% to 2.50%	433,381	59.59 to 55.28	27,750,687	0.00%	68.73% to 65.27%
2016	0.45% to 2.15%	216,334	35.32 to 56.50	8,067,938	0.00%	9.10% to 7.25%
2015	0.45% to 2.45%	611,925	32.37 to 31.46	20,769,741	0.00%	14.11% to 11.82%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2019	0.45% to 2.45%	382,742	40.16 to 34.74	19,198,467	0.13%	36.25% to 33.51%
2018	0.45% to 2.45%	457,417	29.47 to 26.02	16,887,743	0.00%	-2.25% to -4.23%
2017	0.45% to 2.45%	530,654	30.15 to 27.17	20,170,097	0.00%	30.53% to 27.92%
2016	0.45% to 2.35%	540,704	23.10 to 28.11	16,007,952	0.00%	5.51% to 3.50%
2015	0.45% to 2.35%	900,604	21.89 to 27.16	24,997,743	0.00%	7.75% to 5.70%
Rydex Variable Trust - Nova Fund (RNF)
2019	0.45% to 2.10%	341,426	28.83 to 39.96	12,029,080	0.90%	44.39% to 42.00%
2018	0.45% to 2.10%	407,699	19.97 to 28.14	9,921,657	0.15%	-10.73% to -12.22%
2017	0.45% to 2.15%	489,051	22.37 to 31.82	13,606,944	0.04%	31.19% to 28.96%
2016	0.45% to 2.45%	796,712	17.05 to 15.97	16,663,086	0.00%	15.20% to 12.90%
2015	0.45% to 2.50%	566,895	14.80 to 14.08	10,643,310	0.00%	-1.17% to -3.20%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2019	0.45% to 2.30%	661,519	7.08 to 10.14	9,382,256	0.00%	51.51% to 48.70%
2018	0.45% to 2.30%	737,847	4.68 to 6.82	6,838,000	4.50%	-16.98% to -18.54%
2017	0.45% to 2.30%	855,739	5.63 to 8.37	9,924,963	4.50%	6.60% to 4.63%
2016	0.45% to 2.50%	940,721	5.28 to 4.75	10,152,106	0.00%	64.77% to 61.40%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.45% to 2.50%	1,368,428	3.21 to 2.94	7,977,234	5.83%	-30.68% to -32.12%
Rydex Variable Trust - Real Estate Fund (RREF)
2019	0.45% to 2.30%	196,392	16.37 to 22.01	5,270,456	1.76%	23.87% to 21.57%
2018	0.45% to 2.30%	199,001	13.21 to 18.11	4,428,058	1.21%	-7.75% to -9.47%
2017	0.45% to 2.30%	197,693	14.32 to 20.00	4,865,511	2.60%	6.18% to 4.21%
2016	0.45% to 2.35%	223,411	13.49 to 19.06	5,250,115	1.02%	9.66% to 7.57%
2015	0.45% to 2.50%	338,751	12.30 to 10.30	7,117,895	2.02%	-2.96% to -4.96%
Rydex Variable Trust - Retailing Fund (RRF)
2019	0.70% to 2.10%	59,028	33.64 to 29.09	1,891,873	0.00%	23.07% to 21.86%
2018	0.45% to 2.35%	118,827	20.10 to 22.93	3,072,827	0.01%	-3.67% to -5.52%
2017	0.70% to 2.10%	91,769	28.56 to 25.20	2,511,408	0.00%	11.54% to 10.46%
2016	0.70% to 2.15%	87,325	25.60 to 22.65	2,148,144	0.00%	-0.87% to -1.85%
2015	0.45% to 2.50%	124,823	18.60 to 15.74	3,084,162	0.00%	-1.77% to -3.79%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2019	0.45% to 2.20%	58,444	22.25 to 37.30	2,145,374	0.00%	34.76% to 32.39%
2018	0.45% to 2.20%	90,508	16.51 to 28.17	2,512,478	0.00%	-19.93% to -21.35%
2017	0.45% to 2.20%	115,272	20.62 to 35.82	4,063,560	0.00%	19.48% to 17.38%
2016	0.45% to 2.35%	138,655	17.26 to 29.88	4,092,656	0.00%	29.83% to 27.36%
2015	0.45% to 2.50%	119,456	13.30 to 11.28	2,750,865	0.00%	-9.49% to -11.35%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2019	0.45% to 2.20%	651,354	32.98 to 51.40	27,169,397	0.00%	61.78% to 58.94%
2018	0.45% to 2.20%	715,384	20.38 to 32.34	18,466,709	0.07%	-15.79% to -17.28%
2017	0.45% to 2.50%	753,349	24.21 to 22.70	23,345,040	0.00%	42.85% to 39.92%
2016	0.45% to 2.50%	709,399	16.95 to 16.23	15,450,323	0.00%	19.86% to 17.40%
2015	0.45% to 2.50%	369,480	14.14 to 13.82	6,625,529	0.00%	-2.10% to -4.12%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2019	0.45% to 2.45%	791,447	29.21 to 23.25	22,535,866	0.00%	26.03% to 23.50%
2018	0.45% to 2.45%	1,066,315	23.18 to 18.82	24,143,623	0.00%	-6.06% to -7.96%
2017	0.45% to 2.45%	1,435,023	24.67 to 20.45	34,945,300	0.00%	23.84% to 21.36%
2016	0.45% to 2.45%	1,468,718	19.92 to 16.85	29,264,332	0.00%	2.12% to 0.07%
2015	0.45% to 2.50%	2,553,715	19.51 to 16.76	50,132,537	0.00%	0.63% to -1.45%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2019	0.45% to 2.45%	746,594	20.62 to 17.81	17,969,155	0.79%	22.72% to 20.25%
2018	0.45% to 2.45%	1,060,163	16.80 to 14.81	20,948,196	0.71%	-13.71% to -15.45%
2017	0.45% to 2.45%	1,254,394	19.47 to 17.52	29,033,105	0.76%	15.34% to 13.03%
2016	0.45% to 2.50%	1,523,979	16.88 to 15.41	30,875,245	1.14%	16.87% to 14.47%
2015	0.45% to 2.50%	1,217,367	14.44 to 13.46	21,106,001	1.04%	-9.79% to -11.65%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2019	0.45% to 2.45%	241,344	23.73 to 18.63	6,368,507	0.00%	14.89% to 12.58%
2018	0.45% to 2.45%	313,364	20.65 to 16.55	7,251,756	0.00%	-15.21% to -16.93%
2017	0.45% to 2.45%	380,793	24.36 to 19.92	10,473,123	0.00%	18.23% to 15.86%
2016	0.45% to 2.45%	509,527	20.60 to 17.19	11,946,334	0.00%	2.24% to 0.19%
2015	0.45% to 2.45%	930,696	20.15 to 17.16	21,384,407	0.00%	0.86% to -1.16%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2019	0.45% to 2.50%	272,729	18.66 to 15.63	6,227,908	0.00%	21.91% to 19.40%
2018	0.45% to 2.50%	329,823	15.30 to 13.09	6,257,510	0.00%	-19.34% to -21.02%
2017	0.45% to 2.50%	404,813	18.97 to 16.57	9,583,077	0.00%	12.64% to 10.33%
2016	0.45% to 2.50%	911,057	16.85 to 15.02	19,318,534	0.34%	28.31% to 25.68%
2015	0.45% to 2.50%	479,147	13.13 to 11.95	7,992,316	0.14%	-12.26% to -14.07%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2019	0.45% to 2.45%	223,386	23.01 to 18.32	5,853,634	0.00%	12.07% to 9.82%
2018	0.45% to 2.45%	457,942	20.53 to 16.68	10,602,394	0.00%	-9.44% to -11.27%
2017	0.45% to 2.45%	496,353	22.67 to 18.80	12,909,532	0.00%	15.56% to 13.25%
2016	0.45% to 2.45%	465,553	19.62 to 16.60	10,572,159	0.00%	18.16% to 15.79%
2015	0.45% to 2.45%	705,352	16.61 to 14.34	13,744,555	0.00%	-0.82% to -2.81%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2019	0.45% to 2.45%	217,924	15.68 to 12.16	3,911,036	0.31%	20.13% to 17.72%
2018	0.45% to 2.45%	315,134	13.05 to 10.33	4,741,259	0.00%	-20.94% to -22.54%
2017	0.45% to 2.45%	528,975	16.51 to 13.33	10,150,079	0.00%	-0.72% to -2.71%
2016	0.45% to 2.45%	836,193	16.63 to 13.71	16,213,550	0.00%	31.15% to 28.52%
2015	0.45% to 2.45%	528,126	12.68 to 10.66	7,812,190	0.00%	-13.93% to -15.66%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2019	0.65% to 2.30%	80,558	8.97 to 6.26	574,198	0.80%	3.93% to 2.21%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.45% to 2.30%	139,467	8.83 to 6.12	961,980	0.00%	11.32% to 9.24%
2017	0.95% to 2.30%	167,540	6.26 to 5.60	1,030,716	0.00%	-18.80% to -19.54%
2016	0.45% to 2.30%	294,555	9.68 to 6.97	2,290,986	0.00%	6.52% to 4.55%
2015	0.45% to 2.30%	179,801	9.09 to 6.66	1,294,892	0.00%	12.84% to 10.74%
Rydex Variable Trust - Technology Fund (RTEC)
2019	0.45% to 2.15%	274,636	28.09 to 34.20	9,859,398	0.00%	39.12% to 36.74%
2018	0.45% to 2.45%	333,860	20.19 to 17.22	8,654,905	0.00%	-1.94% to -3.92%
2017	0.45% to 2.45%	419,506	20.59 to 17.93	11,207,725	0.00%	32.03% to 29.39%
2016	0.45% to 2.45%	440,399	15.60 to 13.85	8,985,933	0.00%	10.57% to 8.36%
2015	0.45% to 2.50%	457,774	14.10 to 12.72	8,584,454	0.00%	0.66% to -1.41%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2019	0.65% to 2.15%	60,016	9.53 to 13.81	628,389	0.00%	12.48% to 10.78%
2018	0.45% to 2.45%	126,955	8.67 to 8.31	1,177,415	0.69%	-5.72% to -7.63%
2017	0.65% to 2.45%	58,362	9.00	582,335	1.08%	3.27%
2016	0.65% to 2.45%	102,863	8.56 to 8.72	993,798	0.32%	16.64% to 14.54%
2015	0.65% to 2.15%	127,757	7.34 to 11.31	1,043,908	1.59%	-7.33% to -8.73%
Rydex Variable Trust - Transportation Fund (RTRF)
2019	0.70% to 2.30%	81,726	33.92 to 26.33	2,648,445	0.00%	20.80% to 19.43%
2018	0.70% to 2.30%	116,508	28.20 to 22.04	3,124,597	0.00%	-20.95% to -21.90%
2017	0.45% to 2.30%	183,274	20.99 to 28.22	6,057,552	0.27%	21.47% to 19.22%
2016	0.45% to 2.35%	224,030	17.28 to 23.51	6,040,756	0.00%	14.91% to 12.72%
2015	0.65% to 2.50%	174,576	14.79 to 13.05	4,303,854	0.00%	-14.65% to -16.24%
Rydex Variable Trust - Utilities Fund (RUTL)
2019	0.45% to 2.35%	206,191	21.16 to 27.57	4,611,219	0.20%	18.48% to 16.22%
2018	0.45% to 2.35%	235,136	17.86 to 23.72	4,498,811	1.92%	3.31% to 1.33%
2017	0.45% to 2.50%	199,593	17.29 to 16.51	3,740,981	1.58%	10.52% to 8.25%
2016	0.45% to 2.50%	280,829	15.64 to 15.25	4,823,502	0.94%	15.81% to 13.44%
2015	0.45% to 2.50%	512,587	13.51 to 13.45	7,536,635	2.50%	-7.78% to -9.68%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2019	1.15% to 1.95%	45,858	5.65 to 5.03	250,427	0.86%	-5.94% to -6.70%
2018	1.15% to 1.85%	41,323	6.00 to 5.46	243,052	0.00%	-12.65% to -13.28%
2017	1.15% to 1.95%	50,443	6.87 to 6.22	336,591	0.00%	17.95% to 16.99%
2016	1.15% to 1.95%	61,576	5.83 to 5.32	348,742	0.00%	-9.76% to -10.49%
2015	0.45% to 2.45%	110,043	5.77 to 5.76	670,233	0.00%	-17.20% to -18.87%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2019	0.45% to 2.45%	415,788	12.94 to 11.42	5,085,126	0.00%	14.37% to 12.07%
2018	0.45% to 2.45%	417,499	11.31 to 10.19	4,500,914	1.37%	-7.13% to -9.01%
2017	0.45% to 2.45%	388,060	12.18 to 11.20	4,545,579	3.69%	9.34% to 7.15%
2016	0.45% to 2.50%	455,236	11.14 to 10.44	4,916,721	0.23%	11.01% to 8.74%
2015	0.45% to 2.45%	272,309	10.03 to 9.61	2,669,933	4.05%	-4.83% to -6.74%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2019	0.85% to 1.55%	141,430	11.90 to 11.53	1,663,742	1.35%	27.15% to 26.25%
2018	0.85% to 1.55%	128,227	9.36 to 9.13	1,188,609	2.35%	-15.93% to -16.53%
2017	0.85% to 1.55%	62,932	11.13 to 10.94	697,477	1.51%	21.69% to 20.83%
2016	0.85% to 1.30%	30,497	9.15 to 9.09	278,068	1.20%	-1.54% to -1.98%
2015	1.00% to 1.30%	8,736	9.28 to 9.27	81,042	0.00%	-7.17% to -7.30%	****
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2019	0.85% to 1.65%	846,875	14.61 to 14.09	12,199,026	1.60%	27.36% to 26.34%
2018	0.85% to 1.65%	727,172	11.47 to 11.15	8,251,772	1.12%	-8.89% to -9.63%
2017	0.85% to 1.65%	587,646	12.59 to 12.34	7,343,553	0.81%	17.33% to 16.38%
2016	0.85% to 1.65%	373,806	10.73 to 10.61	3,991,196	0.50%	12.98% to 12.07%
2015	1.00% to 1.65%	65,660	9.49 to 9.46	622,614	0.65%	-5.07% to -5.37%	****
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	0.85% to 1.65%	307,036	11.68 to 11.26	3,536,516	0.71%	26.86% to 25.84%
2018	0.85% to 1.65%	259,112	9.21 to 8.95	2,360,693	0.59%	-20.24% to -20.89%
2017	0.85% to 1.65%	175,012	11.54 to 11.31	2,005,150	1.17%	25.37% to 24.37%
2016	0.85% to 1.65%	116,297	9.21 to 9.10	1,065,683	0.83%	-3.54% to -4.32%
2015	1.00% to 1.65%	37,758	9.54 to 9.51	359,712	0.00%	-4.63% to -4.93%	****
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.45% to 2.50%	825,672	18.34 to 15.97	14,363,436	0.62%	30.86% to 28.17%
2018	0.45% to 2.50%	745,410	14.02 to 12.46	9,996,630	0.72%	-13.78% to -15.57%
2017	0.45% to 2.50%	621,009	16.26 to 14.76	9,626,107	0.68%	35.71% to 32.92%
2016	0.45% to 2.50%	341,754	11.98 to 11.10	3,955,247	0.77%	-0.61% to -2.65%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.45% to 2.50%	480,902	12.05 to 11.40	5,635,310	1.40%	3.21% to 1.08%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2019	0.85% to 1.65%	452,111	13.10 to 12.64	5,846,250	0.00%	25.06% to 24.05%
2018	0.85% to 1.65%	444,099	10.48 to 10.19	4,603,996	0.06%	-11.30% to -12.02%
2017	0.85% to 1.65%	334,053	11.81 to 11.58	3,914,954	0.67%	12.94% to 12.04%
2016	0.85% to 1.65%	225,010	10.46 to 10.33	2,342,985	0.25%	16.67% to 15.74%
2015	0.85% to 1.35%	54,493	8.96 to 8.94	487,815	0.00%	-10.36% to -10.58%	****
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.45% to 2.45%	937,626	16.08 to 13.21	13,716,008	2.04%	21.23% to 18.80%
2018	0.45% to 2.45%	1,097,000	13.26 to 11.12	13,353,108	1.78%	-5.87% to -7.77%
2017	0.45% to 2.45%	1,246,020	14.09 to 12.06	16,243,300	1.53%	17.74% to 15.38%
2016	0.45% to 2.45%	1,460,461	11.96 to 10.45	16,318,949	0.58%	-3.01% to -4.95%
2015	0.45% to 2.45%	1,806,564	12.33 to 11.00	21,053,117	0.36%	-8.76% to -10.59%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.85% to 1.65%	255,138	6.10 to 5.89	1,533,912	0.00%	2.60% to 1.77%
2018	0.85% to 1.65%	180,863	5.95 to 5.78	1,064,015	0.00%	-34.70% to -35.23%
2017	1.00% to 1.65%	121,565	9.07 to 8.93	1,097,925	0.81%	-13.52% to -14.08%
2016	1.00% to 1.65%	85,714	10.49 to 10.39	897,079	0.14%	33.21% to 32.34%
2015	1.00% to 1.65%	9,027	7.88 to 7.85	71,055	0.00%	-21.23% to -21.47%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2019	0.85% to 1.65%	154,466	12.41 to 11.97	1,884,575	1.84%	15.59% to 14.65%
2018	0.85% to 1.65%	159,663	10.73 to 10.44	1,692,871	0.00%	-7.11% to -7.87%
2017	0.85% to 1.65%	91,508	11.56 to 11.33	1,048,851	1.31%	15.86% to 14.92%
2016	0.85% to 1.55%	74,694	9.97 to 9.87	741,880	5.50%	4.94% to 4.20%
2015	1.35% to 1.55%	8,101	9.48 to 9.47	76,802	1.48%	-5.18% to -5.27%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2019	1.00% to 1.65%	84,136	11.97 to 11.63	997,026	2.95%	13.13% to 12.38%
2018	0.85% to 1.65%	80,274	10.64 to 10.34	843,968	0.00%	-5.73% to -6.49%
2017	1.00% to 1.35%	47,073	11.24 to 11.15	525,849	4.13%	10.59% to 10.20%
2016	1.00% to 1.35%	35,656	10.17 to 10.11	361,120	9.41%	5.14% to 4.77%
2015	1.00%	1,055	9.67	10,201	0.00%	-3.31%	****
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.85% to 1.65%	1,259,181	14.43 to 13.91	17,867,029	1.89%	21.23% to 20.26%
2018	0.85% to 1.65%	618,182	11.90 to 11.57	7,263,851	1.78%	-0.43% to -1.23%
2017	0.85% to 1.65%	426,456	11.95 to 11.71	5,055,302	1.54%	17.13% to 16.19%
2016	1.00% to 1.65%	200,293	10.18 to 10.08	2,032,372	2.42%	3.28% to 2.61%
2015	1.00% to 1.55%	9,305	9.86 to 9.83	91,645	0.59%	-1.44% to -1.70%	****
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.85% to 1.65%	682,991	17.91 to 17.27	12,077,538	0.05%	34.01% to 32.93%
2018	0.85% to 1.65%	551,182	13.36 to 12.99	7,292,331	0.12%	-1.51% to -2.31%
2017	0.85% to 1.65%	386,442	13.57 to 13.30	5,205,967	0.55%	26.01% to 25.00%
2016	0.85% to 1.65%	218,334	10.77 to 10.64	2,341,082	0.74%	11.15% to 10.26%
2015	1.00% to 1.65%	80,168	9.68 to 9.65	775,544	0.31%	-3.20% to -3.49%	****
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.85% to 1.65%	304,006	10.96 to 10.57	3,290,634	2.60%	8.35% to 7.47%
2018	0.85% to 1.65%	405,797	10.12 to 9.84	4,063,796	2.75%	-2.13% to -2.92%
2017	0.85% to 1.65%	379,665	10.34 to 10.14	3,893,991	2.66%	2.48% to 1.65%
2016	0.85% to 1.65%	308,197	10.09 to 9.97	3,094,461	2.90%	1.36% to 0.54%
2015	1.00% to 1.65%	68,097	9.95 to 9.92	676,857	1.05%	-0.52% to -0.83%	****
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.85% to 1.65%	689,984	23.45 to 22.62	15,962,216	0.40%	43.59% to 42.43%
2018	0.85% to 1.65%	514,740	16.33 to 15.88	8,312,926	1.05%	0.05% to -0.77%
2017	0.85% to 1.65%	274,974	16.32 to 16.00	4,453,103	0.43%	43.69% to 42.53%
2016	0.85% to 1.65%	131,313	11.36 to 11.23	1,484,828	0.08%	12.89% to 11.98%
2015	1.00% to 1.65%	26,006	10.06 to 10.03	261,332	0.00%	0.57% to 0.26%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.45% to 2.35%	1,785,696	10.91 to 9.60	18,430,794	0.90%	17.61% to 15.37%
2018	0.45% to 2.45%	1,707,119	9.28 to 8.27	15,079,857	2.18%	-18.92% to -20.56%
2017	0.45% to 2.50%	1,365,738	11.44 to 10.39	14,984,496	1.94%	27.25% to 24.64%
2016	0.45% to 2.50%	1,022,688	8.99 to 8.33	8,883,121	1.34%	20.24% to 17.77%
2015	0.45% to 2.35%	511,206	7.48 to 7.10	3,720,343	1.44%	-20.42% to -21.94%
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2019	0.45% to 2.35%	560,721	12.40 to 10.90	6,573,798	4.76%	13.50% to 11.33%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.45% to 2.35%	409,609	10.92 to 9.79	4,261,840	4.71%	-4.60% to -6.43%
2017	0.45% to 2.35%	444,473	11.45 to 10.47	4,873,284	3.41%	7.94% to 5.89%
2016	0.45% to 2.35%	363,716	10.61 to 9.88	3,722,218	6.68%	14.84% to 12.65%
2015	0.45% to 2.35%	255,323	9.24 to 8.77	2,289,976	6.52%	-6.50% to -8.29%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2019	0.85% to 1.65%	364,532	11.97 to 11.54	4,331,720	0.77%	23.69% to 22.69%
2018	0.85% to 1.65%	362,371	9.68 to 9.41	3,486,870	0.43%	-9.35% to -10.08%
2017	0.85% to 1.65%	288,030	10.67 to 10.46	3,065,649	0.35%	15.00% to 14.08%
2016	1.00% to 1.55%	68,796	9.26 to 9.18	635,195	0.49%	-0.07% to -0.62%
2015	1.00% to 1.30%	24,088	9.27 to 9.25	222,999	0.10%	-7.34% to -7.47%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2019	1.30%	95,974	19.57	1,878,429	1.73%	27.21%
2018	1.30%	103,468	15.39	1,591,968	1.54%	-10.07%
2017	1.30%	106,884	17.11	1,828,586	1.37%	13.35%
2016	1.30%	111,959	15.09	1,689,874	1.36%	11.54%
2015	1.30%	141,325	13.53	1,912,475	1.48%	-4.13%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2019	0.85% to 1.65%	333,660	15.51 to 14.95	5,100,744	0.00%	25.48% to 24.46%
2018	0.85% to 1.65%	296,605	12.36 to 12.02	3,625,106	0.00%	2.33% to 1.50%
2017	1.00% to 1.65%	117,267	12.03 to 11.84	1,404,228	0.00%	22.68% to 21.87%
2016	1.00% to 1.35%	78,330	9.81 to 9.76	765,853	0.00%	4.49% to 4.12%
2015	1.00% to 1.65%	13,902	9.39 to 9.36	130,327	0.00%	-6.13% to -6.42%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.45% to 2.10%	502,629	11.03 to 10.37	5,500,778	2.92%	7.92% to 6.13%
2018	0.45% to 2.15%	435,433	10.22 to 9.76	4,452,922	3.57%	-1.47% to -3.17%
2017	0.45% to 2.15%	359,520	10.37 to 10.08	3,759,228	3.05%	3.40% to 1.64%
2016	0.45% to 2.15%	236,073	10.03 to 9.92	2,396,849	3.86%	0.31% to -0.83%
2015	1.00% to 1.65%	45,344	9.91 to 9.88	449,138	5.68%	-0.89% to -1.19%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.85% to 1.65%	1,171,628	10.74 to 10.36	12,405,990	3.96%	4.16% to 3.32%
2018	0.85% to 1.65%	659,392	10.31 to 10.02	6,733,687	4.13%	0.29% to -0.53%
2017	0.85% to 1.65%	511,301	10.28 to 10.08	5,220,955	3.74%	1.32% to 0.51%
2016	0.85% to 1.35%	361,756	10.15 to 10.07	3,655,324	4.91%	2.59% to 2.08%
2015	0.85% to 1.35%	63,112	9.89 to 9.87	623,548	4.12%	-1.10% to -1.33%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2019	0.65% to 2.15%	463,226	14.28 to 13.51	6,469,128	1.17%	21.24% to 19.41%
2018	0.45% to 2.10%	256,424	11.84 to 11.33	2,974,350	1.32%	-3.03% to -4.65%
2017	0.45% to 2.10%	180,730	12.21 to 11.88	2,179,055	1.42%	11.10% to 9.27%
2016	0.85% to 1.95%	70,314	10.96 to 10.88	769,389	1.06%	9.65% to 8.84%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2019	0.85% to 1.65%	424,328	13.69 to 13.20	5,723,427	1.05%	29.59% to 28.55%
2018	0.85% to 1.65%	317,050	10.56 to 10.27	3,311,729	0.74%	-12.37% to -13.08%
2017	0.85% to 1.65%	202,203	12.06 to 11.82	2,418,880	1.15%	12.45% to 11.54%
2016	0.85% to 1.65%	107,689	10.72 to 10.59	1,149,406	0.75%	14.78% to 13.86%
2015	1.00% to 1.30%	25,909	9.33 to 9.32	241,672	0.13%	-6.66% to -6.80%	****
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2019	0.85% to 1.65%	249,039	14.32 to 13.82	3,516,917	1.34%	27.78% to 26.75%
2018	0.85% to 1.65%	206,082	11.21 to 10.90	2,287,924	1.15%	-8.78% to -9.52%
2017	0.85% to 1.65%	169,998	12.29 to 12.05	2,075,832	1.35%	19.45% to 18.49%
2016	0.85% to 1.55%	154,555	10.29 to 10.18	1,584,262	1.46%	7.26% to 6.50%
2015	1.00% to 1.55%	40,006	9.59 to 9.56	383,160	0.00%	-4.15% to -4.40%	****
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2019	0.45% to 2.45%	120,930	14.12 to 11.84	1,570,076	2.55%	13.79% to 11.50%
2018	0.45% to 2.45%	153,383	12.41 to 10.62	1,766,934	0.48%	-5.23% to -7.15%
2017	0.45% to 2.45%	216,134	13.10 to 11.44	2,647,545	2.81%	10.09% to 7.88%
2016	0.45% to 2.45%	251,334	11.90 to 10.60	2,817,254	0.00%	5.51% to 3.39%
2015	0.45% to 2.20%	226,821	11.28 to 10.38	2,428,074	4.94%	-2.93% to -4.64%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2019	0.85% to 1.65%	283,938	13.05 to 12.59	3,656,448	4.08%	23.74% to 22.74%
2018	0.85% to 1.65%	167,177	10.55 to 10.26	1,745,985	0.92%	-0.05% to -0.86%
2017	0.85% to 1.65%	139,076	10.55 to 10.35	1,455,825	4.26%	13.52% to 12.61%
2016	0.85% to 1.65%	91,233	9.30 to 9.19	844,273	4.90%	10.29% to 9.41%
2015	1.00% to 1.35%	18,111	8.42 to 8.41	152,399	0.00%	-15.76% to -15.90%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	1.00% to 1.55%	39,159	10.88 to 10.84	425,802	0.83%	8.80% to 8.40%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.85% to 1.65%	1,805,437	14.12 to 13.62	25,292,440	1.50%	24.58% to 23.58%
2018	0.85% to 1.65%	1,593,035	11.34 to 11.02	17,946,388	0.99%	-10.50% to -11.22%
2017	0.85% to 1.65%	713,454	12.66 to 12.41	8,974,206	1.41%	25.74% to 24.73%
2016	0.85% to 1.65%	466,163	10.07 to 9.95	4,676,219	1.34%	2.96% to 2.13%
2015	1.00% to 1.55%	76,130	9.78 to 9.75	743,738	0.00%	-2.25% to -2.50%	****
The Merger Fund VL - The Merger Fund VL (MGRFV)
2019	0.45% to 2.15%	406,348	11.76 to 10.58	4,539,670	0.99%	5.69% to 3.88%
2018	0.45% to 2.15%	389,618	11.12 to 10.18	4,146,216	0.66%	6.61% to 4.78%
2017	0.45% to 2.40%	364,743	10.43 to 9.62	3,671,054	0.00%	2.10% to 0.11%
2016	0.45% to 2.50%	322,387	10.22 to 9.57	3,201,135	0.86%	1.98% to -0.11%
2015	0.45% to 2.45%	248,518	10.02 to 9.60	2,440,575	3.23%	-1.35% to -3.33%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2019	1.00% to 1.65%	185,261	10.64 to 10.60	1,969,630	0.00%	6.42% to 5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.45% to 2.45%	535,378	13.69 to 12.21	6,997,339	2.49%	27.29% to 24.74%
2018	0.45% to 2.45%	548,936	10.76 to 9.78	5,681,914	3.02%	-8.31% to -10.16%
2017	0.45% to 2.45%	592,022	11.73 to 10.89	6,725,481	2.02%	12.04% to 9.80%
2016	0.45% to 2.50%	446,629	10.47 to 9.91	4,562,295	2.22%	14.45% to 12.10%
2015	0.45% to 2.45%	257,517	9.15 to 8.84	2,319,723	1.72%	-14.27% to -16.00%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2019	0.45% to 2.50%	949,941	14.07 to 11.75	12,443,344	5.33%	13.66% to 11.32%
2018	0.45% to 2.50%	929,384	12.38 to 10.56	10,788,011	5.66%	-7.46% to -9.38%
2017	0.45% to 2.50%	836,569	13.38 to 11.65	10,549,686	5.29%	9.09% to 6.85%
2016	0.45% to 2.50%	642,260	12.27 to 10.90	7,457,620	5.46%	10.08% to 7.82%
2015	0.45% to 2.50%	496,196	11.14 to 10.11	5,257,235	5.24%	-1.62% to -3.65%
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2019	0.85% to 2.10%	107,669	14.05 to 12.58	1,439,620	1.73%	16.74% to 15.27%
2018	1.00% to 2.10%	118,156	11.89 to 10.92	1,356,117	1.07%	-7.59% to -8.62%
2017	1.00% to 2.15%	141,790	12.87 to 11.91	1,767,940	1.03%	14.81% to 13.48%
2016	1.00% to 2.10%	139,046	11.21 to 10.52	1,517,012	0.00%	4.44% to 3.28%
2015	1.15% to 2.10%	145,377	10.66 to 10.19	1,522,443	1.63%	-7.60% to -8.49%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.45% to 2.50%	1,213,064	14.77 to 12.33	16,699,162	2.60%	17.52% to 15.10%
2018	0.45% to 2.50%	1,249,254	12.57 to 10.71	14,728,171	3.16%	-8.62% to -10.51%
2017	0.45% to 2.50%	1,081,412	13.75 to 11.97	14,022,593	2.38%	9.21% to 6.97%
2016	0.45% to 2.50%	942,836	12.59 to 11.19	11,248,409	1.36%	2.66% to 0.55%
2015	0.45% to 2.50%	666,394	12.26 to 11.13	7,773,755	2.18%	-1.86% to -3.88%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.85% to 1.65%	63,425	10.51 to 10.45	665,134	1.49%	5.05% to 4.49%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.45% to 2.50%	479,086	10.91 to 9.69	4,936,116	2.14%	5.79% to 3.61%
2018	0.45% to 2.50%	543,182	10.31 to 9.35	5,349,870	2.03%	-0.50% to -2.56%
2017	0.45% to 2.50%	675,408	10.36 to 9.60	6,751,367	1.86%	1.63% to -0.46%
2016	0.45% to 2.50%	1,042,731	10.20 to 9.64	10,343,716	1.39%	0.29% to -1.77%
2015	0.45% to 2.50%	1,038,287	10.17 to 9.82	10,374,812	2.08%	-0.56% to -2.61%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2019	0.85% to 1.65%	1,014,657	10.44 to 10.07	10,535,023	2.72%	5.11% to 4.26%
2018	0.85% to 1.65%	430,565	9.93 to 9.66	4,234,467	3.88%	-1.10% to -1.91%
2017	1.00% to 1.65%	120,964	10.01 to 9.85	1,202,942	2.06%	0.82% to 0.16%
2016	1.00% to 1.35%	77,350	9.93 to 9.88	765,343	2.44%	-0.52% to -0.87%
2015	1.00% to 1.35%	18,436	9.98 to 9.96	183,854	2.63%	-0.21% to -0.37%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.45% to 2.35%	1,088,320	11.65 to 10.25	11,947,679	4.52%	8.68% to 6.60%
2018	0.45% to 2.35%	1,434,532	10.72 to 9.61	14,608,040	2.82%	-2.79% to -4.65%
2017	0.45% to 2.50%	1,077,375	11.03 to 10.01	11,358,802	5.46%	5.85% to 3.68%
2016	0.45% to 2.50%	706,336	10.42 to 9.65	7,075,604	3.37%	8.16% to 5.94%
2015	0.45% to 2.45%	456,734	9.63 to 9.12	4,273,112	1.93%	-3.33% to -5.27%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.85% to 1.90%	350,519	12.50 to 11.77	4,297,230	5.40%	13.77% to 12.56%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.85% to 1.90%	274,586	10.99 to 10.45	2,966,833	3.77%	-3.83% to -4.85%
2017	0.85% to 1.90%	315,001	11.43 to 10.99	3,545,289	5.18%	5.85% to 4.73%
2016	0.45% to 1.90%	279,127	10.91 to 10.49	2,977,063	4.74%	13.64% to 11.99%
2015	0.45% to 1.90%	255,096	9.60 to 9.37	2,415,733	4.92%	-3.05% to -4.46%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.85% to 1.65%	659,746	11.06 to 10.66	7,212,106	1.92%	8.06% to 7.19%
2018	0.85% to 1.65%	581,454	10.23 to 9.95	5,896,110	2.75%	-1.92% to -2.71%
2017	0.85% to 1.65%	374,678	10.43 to 10.23	3,878,724	1.34%	2.34% to 1.51%
2016	0.85% to 1.65%	237,886	10.19 to 10.07	2,413,672	3.42%	1.78% to 0.96%
2015	1.00% to 1.30%	13,798	10.01 to 9.99	137,950	0.00%	0.08% to -0.06%	****
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.45% to 2.35%	741,230	12.62 to 10.68	8,606,443	2.90%	9.10% to 7.02%
2018	0.45% to 2.20%	402,069	11.57 to 10.10	4,319,966	2.44%	-1.90% to -3.63%
2017	0.45% to 2.40%	518,627	11.79 to 10.34	5,705,067	1.90%	3.30% to 1.28%
2016	0.45% to 2.50%	870,990	11.41 to 10.15	9,334,860	2.40%	2.87% to 0.76%
2015	0.45% to 2.45%	855,161	11.10 to 10.09	9,008,769	1.51%	-0.96% to -2.95%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	1.00% to 1.65%	397,890	11.19 to 10.87	4,422,337	3.32%	7.61% to 6.90%
2018	1.00% to 1.65%	289,095	10.40 to 10.16	2,987,391	3.20%	-1.69% to -2.34%
2017	0.85% to 1.65%	256,980	10.62 to 10.41	2,708,853	3.14%	3.30% to 2.47%
2016	1.00% to 1.65%	199,123	10.26 to 10.16	2,037,269	4.23%	3.96% to 3.28%
2015	1.00% to 1.35%	24,355	9.87 to 9.85	240,194	6.05%	-1.35% to -1.51%	****
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.45% to 2.15%	1,501,654	10.95 to 9.43	15,220,927	2.26%	3.62% to 1.85%
2018	0.45% to 2.35%	1,703,929	10.57 to 9.12	16,824,333	2.49%	0.36% to -1.56%
2017	0.45% to 2.50%	1,349,905	10.53 to 9.17	13,378,603	1.52%	1.12% to -0.95%
2016	0.45% to 2.50%	1,490,755	10.41 to 9.26	14,691,214	2.31%	2.03% to -0.06%
2015	0.45% to 2.45%	928,715	10.21 to 9.28	9,053,531	1.87%	-0.79% to -2.78%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.45% to 2.35%	3,668,625	11.25 to 10.19	39,724,208	2.96%	7.91% to 5.85%
2018	0.45% to 2.35%	2,330,143	10.43 to 9.63	23,532,110	2.71%	-0.82% to -2.72%
2017	0.45% to 2.35%	2,234,188	10.51 to 9.90	22,847,993	2.86%	2.66% to 0.70%
2016	0.45% to 2.35%	1,551,608	10.24 to 9.83	15,569,058	2.17%	1.80% to -0.13%
2015	0.45% to 2.35%	1,162,145	10.06 to 9.84	11,568,033	5.66%	-0.31% to -2.21%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	1.30%	3,515	9.13	32,099	1.77%	0.46%
2018	1.30%	3,517	9.09	31,971	1.33%	0.07%
2017	1.30%	6,516	9.08	59,194	0.42%	-0.88%
2016	1.30%	6,519	9.17	59,747	0.01%	-1.29%
2015	1.30%	6,522	9.28	60,555	0.00%	-1.30%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2019	0.45% to 2.50%	14,182,547	9.83 to 7.98	127,246,368	1.53%	1.07% to -1.01%
2018	0.45% to 2.50%	22,580,846	9.73 to 8.06	202,046,573	1.11%	0.68% to -1.40%
2017	0.45% to 2.50%	17,578,319	9.66 to 8.17	157,673,261	0.22%	-0.23% to -2.28%
2016	0.45% to 2.50%	16,351,457	9.69 to 8.37	147,894,571	0.00%	-0.45% to -2.49%
2015	0.45% to 2.50%	23,705,499	9.73 to 8.58	217,646,578	0.00%	-0.45% to -2.50%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	1.00% to 1.65%	22,599	10.80 to 10.75	243,982	0.85%	7.96% to 7.49%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2019	1.20% to 1.30%	4,211	10.09	42,491	0.16%	0.92% to 0.89%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.85% to 2.20%	175,216	11.53 to 11.69	1,994,783	0.57%	13.97% to 12.42%
2018	0.85% to 2.20%	159,570	10.12 to 10.40	1,600,812	0.96%	-9.25% to -10.50%
2017	0.45% to 2.20%	114,668	11.97 to 11.62	1,278,461	1.35%	17.90% to 15.84%
2016	0.85% to 1.55%	79,852	9.49 to 9.40	755,578	1.17%	2.10% to 1.38%
2015	0.85% to 1.35%	32,607	9.30 to 9.28	302,819	0.00%	-7.01% to -7.23%	****
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.85% to 1.65%	278,201	14.77 to 14.25	4,075,915	1.53%	20.95% to 19.97%
2018	0.85% to 1.65%	273,095	12.22 to 11.88	3,314,050	1.11%	-3.41% to -4.19%
2017	0.85% to 1.65%	192,241	12.65 to 12.40	2,416,690	1.23%	20.66% to 19.69%
2016	1.00% to 1.65%	105,135	10.46 to 10.36	1,097,580	1.49%	8.95% to 8.23%
2015	1.00% to 1.35%	97,786	9.60 to 9.58	938,145	2.66%	-4.02% to -4.18%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.45% to 2.50%	292,166	29.77 to 24.35	7,873,262	3.93%	29.63% to 26.96%
2018	0.45% to 2.50%	337,722	22.96 to 19.18	7,056,935	0.06%	-3.79% to -5.78%
2017	0.45% to 2.50%	373,917	23.87 to 20.35	8,201,857	0.10%	29.30% to 26.64%
2016	0.45% to 2.50%	456,845	18.46 to 16.07	7,850,446	0.89%	1.53% to -0.55%
2015	0.45% to 2.50%	294,364	18.18 to 16.16	5,014,521	0.26%	2.67% to 0.55%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.45% to 2.45%	530,165	23.06 to 18.95	11,135,606	22.64%	24.54% to 22.03%
2018	0.45% to 2.45%	525,999	18.51 to 15.53	8,911,414	1.25%	-12.19% to -13.97%
2017	0.45% to 2.50%	582,611	21.08 to 17.98	11,339,335	1.22%	13.85% to 11.51%
2016	0.45% to 2.50%	774,134	18.52 to 16.12	13,386,869	2.65%	15.52% to 13.15%
2015	0.45% to 2.45%	348,734	16.03 to 14.29	5,237,383	1.04%	-3.87% to -5.80%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	1.15% to 1.60%	3,105	38.41 to 36.59	116,708	0.00%	35.68% to 35.06%
2018	1.15% to 1.60%	3,191	28.31 to 27.09	88,546	0.00%	-7.93% to -8.35%
2017	1.15% to 1.60%	3,395	30.75 to 29.56	102,458	0.00%	26.27% to 25.70%
2016	1.15% to 1.60%	3,684	24.35 to 23.51	88,222	0.00%	5.24% to 4.77%
2015	1.15% to 1.60%	10,326	23.14 to 22.44	235,481	0.00%	-1.33% to -1.78%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	0.45% to 2.45%	434,104	29.28 to 24.07	11,575,634	0.00%	36.22% to 33.49%
2018	0.45% to 2.45%	396,280	21.50 to 18.03	7,773,229	0.00%	-7.47% to -9.34%
2017	0.45% to 2.50%	373,996	23.23 to 19.81	7,963,423	0.00%	26.95% to 24.34%
2016	0.45% to 2.50%	260,056	18.30 to 15.93	4,422,763	0.00%	5.58% to 3.41%
2015	0.45% to 2.50%	439,773	17.33 to 15.41	7,132,124	0.00%	-0.79% to -2.84%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	0.45% to 2.10%	355,401	18.08 to 15.39	5,875,802	0.94%	32.24% to 30.05%
2018	0.45% to 2.15%	323,038	13.67 to 11.78	4,066,391	1.05%	-17.05% to -18.47%
2017	0.45% to 2.50%	426,714	16.48 to 14.06	6,507,926	1.02%	24.97% to 22.41%
2016	0.45% to 2.50%	397,851	13.19 to 11.48	4,894,604	1.14%	-2.91% to -4.90%
2015	0.45% to 2.45%	266,004	13.59 to 12.11	3,394,034	0.13%	-1.10% to -3.09%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2019	0.45% to 2.50%	472,761	15.76 to 13.72	7,047,929	1.70%	29.86% to 27.18%
2018	0.45% to 2.50%	331,079	12.14 to 10.79	3,835,204	2.12%	-4.49% to -6.47%
2017	0.45% to 2.50%	216,204	12.71 to 11.53	2,637,619	1.92%	5.67% to 3.50%
2016	0.45% to 2.50%	203,791	12.03 to 11.14	2,365,581	1.64%	6.70% to 4.51%
2015	0.45% to 2.50%	211,340	11.27 to 10.66	2,318,589	1.61%	-6.08% to -8.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.45% to 2.45%	338,410	26.28 to 21.60	8,141,954	2.28%	23.29% to 20.81%
2018	0.45% to 2.45%	403,068	21.31 to 17.88	7,919,022	1.07%	-13.55% to -15.30%
2017	0.45% to 2.50%	441,461	24.65 to 21.02	10,091,732	1.02%	13.33% to 11.00%
2016	0.45% to 2.50%	537,974	21.76 to 18.94	10,940,679	1.66%	17.07% to 14.66%
2015	0.45% to 2.45%	354,372	18.58 to 16.57	6,242,788	1.13%	-3.32% to -5.27%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.65% to 2.10%	254,841	16.46 to 15.60	4,109,781	0.58%	27.25% to 25.40%
2018	0.65% to 2.10%	240,496	12.94 to 12.44	3,060,458	0.45%	-5.63% to -7.01%
2017	1.00% to 2.10%	222,396	13.63 to 13.38	3,014,040	0.74%	23.52% to 22.15%
2016	1.00% to 1.45%	18,479	11.03 to 11.00	203,468	0.91%	10.33% to 9.99%	****
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	1.00% to 1.55%	91,030	14.43 to 14.08	1,308,863	0.73%	24.79% to 24.09%
2018	1.00% to 1.55%	90,296	11.57 to 11.34	1,041,698	0.66%	-6.82% to -7.34%
2017	1.00% to 1.55%	65,533	12.41 to 12.24	812,227	0.83%	17.18% to 16.53%
2016	1.00% to 1.35%	23,129	10.59 to 10.54	244,488	1.17%	9.01% to 8.63%
2015	1.00% to 1.30%	8,905	9.72 to 9.70	86,469	1.29%	-2.83% to -2.97%	****
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	0.85% to 1.65%	272,063	13.83 to 13.34	3,712,909	2.58%	25.61% to 24.59%
2018	0.85% to 1.65%	224,110	11.01 to 10.71	2,441,479	1.27%	-10.24% to -10.97%
2017	0.85% to 1.65%	254,148	12.27 to 12.03	3,093,670	1.79%	7.52% to 6.65%
2016	0.85% to 1.65%	150,830	11.41 to 11.28	1,712,798	3.46%	19.19% to 18.23%
2015	1.00% to 1.35%	29,431	9.57 to 9.55	281,305	2.25%	-4.34% to -4.50%	****
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	0.45% to 2.50%	736,194	17.51 to 16.22	12,237,711	1.73%	36.71% to 33.90%
2018	0.45% to 2.50%	630,993	12.81 to 12.11	7,720,802	0.58%	-1.99% to -4.02%
2017	0.45% to 2.50%	511,554	13.07 to 12.62	6,445,896	0.29%	26.50% to 23.90%
2016	0.45% to 2.50%	339,792	10.33 to 10.18	3,416,507	0.73%	3.31% to 1.84%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	1.00% to 1.65%	38,542	9.84 to 9.81	378,914	0.52%	-1.62% to -1.92%	****
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.85% to 1.65%	137,389	10.13 to 9.77	1,376,776	2.80%	11.53% to 10.63%
2018	0.85% to 1.65%	101,838	9.09 to 8.83	916,281	2.23%	-16.41% to -17.09%
2017	0.85% to 1.65%	81,789	10.87 to 10.66	882,492	2.47%	21.68% to 20.70%
2016	0.85% to 1.35%	47,947	8.93 to 8.87	426,427	2.63%	0.26% to -0.25%
2015	1.00% to 1.35%	30,202	8.90 to 8.89	268,649	3.71%	-10.96% to -11.11%	****
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.45% to 1.85%	304,674	10.77 to 10.52	3,237,138	3.78%	6.11% to 4.61%
2018	0.65% to 1.85%	191,942	10.14 to 10.06	1,937,211	4.68%	1.39% to 0.57%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.45% to 2.45%	192,422	18.77 to 16.72	3,393,260	1.09%	28.72% to 26.14%
2018	0.45% to 2.10%	134,325	14.58 to 13.48	1,876,142	1.16%	-0.46% to -2.11%
2017	0.45% to 2.30%	277,662	14.65 to 13.67	3,908,621	1.11%	19.98% to 17.76%
2016	0.45% to 2.30%	172,307	12.21 to 11.61	2,046,898	1.12%	10.89% to 8.83%
2015	0.45% to 2.50%	384,754	11.01 to 10.63	4,178,786	1.32%	0.48% to -1.59%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	1.00% to 1.65%	87,058	15.77 to 15.31	1,364,680	1.36%	27.73% to 26.89%
2018	1.00% to 1.65%	32,053	12.35 to 12.07	394,913	0.84%	-1.28% to -1.93%
2017	1.00% to 1.65%	29,423	12.51 to 12.31	367,583	0.74%	19.05% to 18.27%
2016	1.00% to 1.65%	44,266	10.51 to 10.41	464,063	2.38%	10.05% to 9.33%
2015	1.00% to 1.65%	6,055	9.55 to 9.52	57,738	1.30%	-4.53% to -4.83%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2019	0.85% to 1.65%	408,775	14.43 to 13.92	5,826,734	2.05%	25.93% to 24.91%
2018	0.85% to 1.65%	273,299	11.46 to 11.14	3,098,439	2.14%	-8.25% to -9.00%
2017	0.85% to 1.65%	103,855	12.49 to 12.25	1,287,578	3.68%	16.69% to 15.75%
2016	1.00% to 1.55%	32,618	10.68 to 10.60	347,488	2.29%	16.40% to 15.76%
2015	1.00% to 1.30%	23,928	9.18 to 9.16	219,540	0.00%	-8.23% to -8.36%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.45% to 2.45%	366,612	18.49 to 16.48	6,364,179	0.00%	35.10% to 32.39%
2018	0.45% to 2.45%	368,271	13.69 to 12.45	4,779,433	0.00%	-8.36% to -10.21%
2017	0.45% to 2.50%	378,111	14.94 to 13.84	5,389,604	0.00%	24.36% to 21.81%
2016	0.45% to 2.50%	220,195	12.01 to 11.36	2,561,937	0.00%	7.82% to 5.60%
2015	0.45% to 2.50%	292,448	11.14 to 10.76	3,196,137	0.00%	0.30% to -1.76%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	0.85% to 1.65%	274,067	14.49 to 13.97	3,919,267	0.00%	34.23% to 33.14%
2018	0.85% to 1.65%	137,561	10.79 to 10.49	1,470,587	0.00%	-9.00% to -9.74%
2017	0.85% to 1.65%	91,578	11.86 to 11.63	1,079,398	0.00%	23.59% to 22.60%
2016	0.85% to 1.65%	45,722	9.60 to 9.48	437,082	0.00%	7.14% to 6.28%
2015	1.00% to 1.65%	35,096	8.95 to 8.92	313,985	0.00%	-10.50% to -10.77%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.45% to 2.20%	459,283	15.43 to 13.95	6,716,014	0.07%	25.08% to 22.88%
2018	0.45% to 2.10%	398,577	12.34 to 11.41	4,702,720	0.01%	-13.03% to -14.48%
2017	0.45% to 2.10%	356,726	14.19 to 13.34	4,889,568	0.00%	12.98% to 11.11%
2016	0.45% to 2.10%	342,415	12.56 to 12.01	4,190,932	0.39%	22.28% to 20.26%
2015	0.45% to 2.10%	274,289	10.27 to 9.98	2,795,620	0.36%	-2.08% to -3.70%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	0.85% to 1.65%	198,949	13.42 to 12.94	2,648,213	0.00%	24.29% to 23.29%
2018	0.85% to 1.65%	147,374	10.80 to 10.50	1,581,389	0.00%	-13.58% to -14.28%
2017	0.85% to 1.35%	110,348	12.49 to 12.34	1,374,346	0.00%	12.24% to 11.68%
2016	0.85% to 1.35%	26,607	11.13 to 11.05	295,052	0.11%	21.50% to 20.89%
2015	1.00% to 1.30%	12,554	9.15 to 9.14	114,887	0.07%	-8.46% to -8.59%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.45% to 2.50%	275,696	12.35 to 10.97	3,208,369	2.11%	22.39% to 19.87%
2018	0.45% to 2.50%	361,158	10.09 to 9.15	3,471,994	0.49%	-17.79% to -19.49%
2017	0.45% to 2.50%	649,679	12.27 to 11.37	7,648,180	1.81%	40.87% to 37.98%
2016	0.45% to 2.50%	356,757	8.71 to 8.24	3,020,697	0.83%	7.23% to 5.03%
2015	0.45% to 2.50%	380,459	8.12 to 7.84	3,033,115	0.97%	-16.37% to -18.10%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	0.85% to 1.65%	332,558	12.61 to 12.16	4,128,181	2.24%	21.62% to 20.64%
2018	0.85% to 1.65%	144,329	10.36 to 10.08	1,477,503	0.40%	-18.36% to -19.02%
2017	0.85% to 1.65%	133,227	12.70 to 12.44	1,676,003	1.50%	40.02% to 38.90%
2016	0.85% to 1.35%	19,341	9.07 to 9.00	174,949	1.00%	6.57% to 6.03%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	1.00% to 1.30%	12,717	8.50 to 8.49	108,102	0.00%	-14.98% to -15.10%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.85% to 1.65%	286,598	11.47 to 11.07	3,243,609	2.69%	17.90% to 16.95%
2018	0.85% to 1.65%	217,899	9.73 to 9.46	2,096,515	2.10%	-15.53% to -16.22%
2017	1.00% to 1.65%	114,103	11.48 to 11.29	1,302,994	2.02%	25.81% to 24.98%
2016	1.00% to 1.35%	36,909	9.12 to 9.08	335,814	3.48%	-0.37% to -0.72%
2015	1.00%	688	9.16	6,300	0.29%	-8.42%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.45% to 2.45%	243,444	13.48 to 12.01	3,094,701	1.03%	18.46% to 16.09%
2018	0.45% to 2.45%	306,459	11.38 to 10.35	3,323,110	0.69%	-17.33% to -19.00%
2017	0.45% to 2.50%	347,227	13.77 to 12.75	4,602,224	0.41%	8.57% to 6.34%
2016	0.45% to 2.50%	502,461	12.68 to 11.99	6,191,231	0.75%	25.37% to 22.79%
2015	0.45% to 2.45%	379,349	10.11 to 9.77	3,770,754	0.64%	-6.45% to -8.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	0.85% to 1.65%	228,530	11.99 to 11.56	2,691,485	1.02%	17.68% to 16.73%
2018	0.85% to 1.65%	161,242	10.19 to 9.91	1,620,601	0.53%	-17.83% to -18.50%
2017	0.85% to 1.65%	110,595	12.40 to 12.16	1,358,132	0.40%	7.83% to 6.96%
2016	0.85% to 1.65%	55,859	11.50 to 11.36	639,253	0.61%	24.55% to 23.55%
2015	1.00% to 1.35%	24,757	9.23 to 9.21	228,330	0.71%	-7.74% to -7.89%	****
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.85% to 1.65%	1,800,472	15.04 to 14.51	26,819,061	0.70%	33.63% to 32.56%
2018	0.85% to 1.65%	1,595,105	11.26 to 10.95	17,831,804	0.26%	-10.20% to -10.93%
2017	0.85% to 1.65%	789,133	12.54 to 12.29	9,828,596	0.83%	29.86% to 28.81%
2016	0.85% to 1.65%	349,659	9.65 to 9.54	3,361,364	1.92%	-0.66% to -1.46%
2015	0.85% to 1.65%	102,474	9.72 to 9.68	994,946	0.15%	-2.82% to -3.19%	****
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.85% to 1.65%	2,187,471	17.26 to 16.64	37,287,111	0.36%	29.18% to 28.14%
2018	0.85% to 1.65%	1,777,371	13.36 to 12.99	23,518,804	0.35%	-1.51% to -2.30%
2017	0.85% to 1.65%	1,078,343	13.56 to 13.29	14,517,233	0.36%	26.71% to 25.70%
2016	0.85% to 1.55%	444,358	10.70 to 10.59	4,737,199	0.27%	8.14% to 7.38%
2015	0.85% to 1.55%	132,725	9.90 to 9.86	1,312,623	0.14%	-1.03% to -1.36%	****
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.85% to 1.65%	2,172,257	15.60 to 15.04	33,385,482	1.31%	24.60% to 23.59%
2018	0.85% to 1.65%	1,596,307	12.52 to 12.17	19,755,476	1.16%	-3.02% to -3.81%
2017	0.85% to 1.65%	920,117	12.91 to 12.65	11,780,813	1.57%	20.89% to 19.92%
2016	0.85% to 1.65%	368,792	10.68 to 10.55	3,919,105	1.30%	10.15% to 9.26%
2015	0.85% to 1.65%	110,075	9.69 to 9.66	1,065,000	0.22%	-3.08% to -3.44%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	0.45% to 2.45%	477,450	10.37 to 9.24	4,693,242	24.49%	15.73% to 13.41%
2018	0.45% to 2.45%	583,226	8.96 to 8.15	4,986,140	3.88%	-17.71% to -19.37%
2017	0.45% to 2.50%	682,118	10.89 to 10.08	7,149,841	2.52%	21.98% to 19.48%
2016	0.45% to 2.50%	710,285	8.93 to 8.44	6,162,574	2.66%	4.51% to 2.36%
2015	0.45% to 2.45%	421,105	8.54 to 8.25	3,529,054	1.04%	-5.77% to -7.67%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.45% to 2.15%	2,499,929	14.54 to 13.31	35,040,409	1.05%	24.40% to 22.27%
2018	0.45% to 2.15%	2,086,380	11.69 to 10.88	23,628,518	1.23%	-11.74% to -13.26%
2017	0.45% to 2.35%	2,003,529	13.24 to 12.47	25,842,608	1.24%	13.67% to 11.51%
2016	0.45% to 2.15%	1,032,165	11.65 to 11.23	11,798,545	1.85%	20.33% to 18.28%
2015	0.45% to 2.35%	278,770	9.68 to 9.47	2,668,213	1.18%	-5.31% to -7.12%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2019	0.45% to 2.15%	3,514,715	12.48 to 11.42	42,287,138	3.99%	21.22% to 19.15%
2018	0.45% to 2.20%	2,722,377	10.30 to 9.57	27,145,266	2.75%	-14.20% to -15.72%
2017	0.45% to 2.50%	2,422,837	12.00 to 11.24	28,299,288	3.72%	24.32% to 21.77%
2016	0.45% to 2.50%	950,900	9.65 to 9.23	9,012,149	4.25%	0.47% to -1.59%
2015	0.45% to 2.10%	361,849	9.61 to 9.42	3,435,888	2.82%	-1.40% to -3.04%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.45% to 2.15%	3,593,941	14.98 to 13.71	51,908,150	1.52%	25.09% to 22.95%
2018	0.45% to 2.20%	2,798,247	11.98 to 11.13	32,484,979	1.50%	-11.78% to -13.35%
2017	0.45% to 2.35%	2,265,493	13.58 to 12.78	29,986,686	1.28%	15.26% to 13.07%
2016	0.45% to 2.50%	1,319,288	11.78 to 11.27	15,246,746	1.81%	19.75% to 17.29%
2015	0.45% to 2.10%	392,371	9.84 to 9.65	3,816,989	1.47%	-2.97% to -4.58%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2019	0.45% to 2.50%	15,244,444	17.00 to 15.28	249,153,730	2.27%	30.57% to 27.88%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.45% to 2.50%	12,332,176	13.02 to 11.95	155,185,488	1.87%	-5.05% to -7.02%
2017	0.45% to 2.50%	10,471,552	13.71 to 12.85	139,702,422	2.08%	20.98% to 18.50%
2016	0.45% to 2.50%	7,162,296	11.34 to 10.84	79,557,041	3.12%	11.16% to 8.88%
2015	0.45% to 2.45%	2,891,001	10.20 to 9.96	29,186,318	3.99%	0.71% to -1.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.45% to 2.45%	434,608	14.74 to 13.13	6,048,769	1.97%	23.17% to 20.70%
2018	0.45% to 2.45%	546,062	11.97 to 10.88	6,229,053	1.49%	-9.27% to -11.10%
2017	0.45% to 2.45%	553,230	13.19 to 12.24	7,028,836	1.75%	17.90% to 15.54%
2016	0.45% to 2.45%	466,597	11.19 to 10.59	5,082,699	1.48%	8.98% to 6.79%
2015	0.45% to 2.10%	528,278	10.26 to 9.98	5,332,573	1.32%	-1.44% to -3.08%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	1.00% to 1.65%	352,573	13.37 to 12.98	4,680,688	1.98%	17.78% to 17.01%
2018	1.00% to 1.65%	234,342	11.35 to 11.09	2,646,152	1.51%	-5.78% to -6.40%
2017	1.00% to 1.65%	162,181	12.05 to 11.85	1,947,455	2.02%	16.38% to 15.62%
2016	1.00% to 1.30%	103,920	10.35 to 10.31	1,074,953	0.00%	7.46% to 7.14%
2015	1.00% to 1.30%	53,778	9.63 to 9.62	517,886	1.80%	-3.68% to -3.81%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.45% to 2.45%	1,961,761	14.34 to 12.78	26,898,238	2.14%	21.28% to 18.84%
2018	0.45% to 2.45%	1,972,351	11.83 to 10.75	22,466,275	1.80%	-8.14% to -10.00%
2017	0.45% to 2.45%	1,644,988	12.87 to 11.95	20,533,358	1.82%	16.15% to 13.83%
2016	1.00% to 2.45%	1,352,219	10.92 to 10.50	14,623,881	2.00%	7.40% to 5.83%
2015	0.45% to 2.50%	1,018,739	10.26 to 9.91	10,289,593	1.80%	-1.18% to -3.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.45% to 2.50%	5,709,062	13.59 to 12.08	74,204,451	2.27%	17.21% to 14.80%
2018	0.45% to 2.50%	5,265,537	11.60 to 10.52	58,768,178	1.88%	-6.11% to -8.05%
2017	0.45% to 2.50%	5,176,800	12.35 to 11.44	61,951,035	1.92%	12.42% to 10.11%
2016	0.45% to 2.50%	3,963,445	10.99 to 10.39	42,502,601	2.06%	6.66% to 4.47%
2015	0.45% to 2.50%	3,723,008	10.30 to 9.95	37,775,766	2.54%	-0.78% to -2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.45% to 2.50%	2,052,141	12.71 to 11.29	24,875,683	2.17%	12.97% to 10.65%
2018	0.45% to 2.50%	2,062,588	11.25 to 10.21	22,283,472	1.98%	-4.17% to -6.15%
2017	0.45% to 2.50%	2,012,077	11.74 to 10.88	22,854,686	2.08%	8.72% to 6.49%
2016	0.45% to 2.50%	1,708,962	10.80 to 10.21	17,985,057	2.35%	5.23% to 3.07%
2015	0.45% to 2.50%	1,217,405	10.26 to 9.91	12,277,946	1.92%	-0.48% to -2.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.45% to 2.50%	1,766,874	11.87 to 10.55	19,966,357	2.32%	9.04% to 6.79%
2018	0.45% to 2.50%	1,508,728	10.89 to 9.88	15,766,803	2.09%	-2.25% to -4.27%
2017	0.45% to 2.50%	1,415,301	11.14 to 10.32	15,217,663	1.98%	5.21% to 3.05%
2016	0.45% to 2.50%	1,352,080	10.59 to 10.01	13,922,775	2.16%	3.80% to 1.66%
2015	0.45% to 2.50%	1,096,796	10.20 to 9.85	10,989,145	1.57%	-0.19% to -2.24%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.45% to 2.50%	4,340,290	19.82 to 16.55	79,692,489	1.61%	20.24% to 17.76%
2018	0.45% to 2.50%	4,337,164	16.49 to 14.06	66,739,569	1.19%	-5.41% to -7.37%
2017	0.45% to 2.50%	3,953,360	17.43 to 15.17	64,677,155	1.17%	15.27% to 12.91%
2016	0.45% to 2.50%	2,870,103	15.12 to 13.44	41,030,662	1.98%	8.51% to 6.28%
2015	0.45% to 2.50%	2,248,551	13.93 to 12.64	29,796,785	1.43%	0.53% to -1.54%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.45% to 2.10%	506,224	21.54 to 18.33	9,898,182	2.80%	23.40% to 21.36%
2018	0.45% to 2.10%	526,973	17.45 to 15.10	8,441,507	1.71%	-11.15% to -12.63%
2017	0.45% to 2.10%	524,032	19.64 to 17.28	9,540,347	1.22%	19.26% to 17.29%
2016	0.45% to 2.10%	535,941	16.47 to 14.74	8,224,948	2.30%	7.88% to 6.09%
2015	0.45% to 2.10%	622,297	15.27 to 13.89	8,948,245	2.89%	-2.20% to -3.82%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.45% to 2.20%	457,481	20.22 to 17.03	8,441,023	3.04%	21.68% to 19.54%
2018	0.45% to 2.20%	419,024	16.61 to 14.25	6,393,840	1.54%	-9.91% to -11.51%
2017	0.45% to 2.50%	676,199	18.44 to 15.73	11,557,440	1.39%	17.54% to 15.13%
2016	0.45% to 2.50%	806,643	15.69 to 13.66	11,809,323	2.38%	7.11% to 4.91%
2015	0.45% to 2.50%	1,230,141	14.65 to 13.02	16,972,583	4.95%	-1.95% to -3.97%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.45% to 2.50%	955,276	19.29 to 15.78	16,619,458	2.87%	19.70% to 17.23%
2018	0.85% to 2.50%	1,008,553	15.56 to 13.46	14,788,887	2.10%	-8.94% to -10.47%
2017	0.85% to 2.50%	972,537	17.09 to 15.03	15,705,564	1.68%	14.82% to 12.92%
2016	0.85% to 2.50%	1,016,035	14.89 to 13.31	14,367,053	2.74%	6.41% to 4.65%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.45% to 2.50%	1,056,215	14.31 to 12.72	14,137,039	3.02%	-1.77% to -3.80%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.45% to 2.50%	1,152,213	18.15 to 14.85	18,987,372	2.55%	17.61% to 15.19%
2018	0.45% to 2.50%	1,497,286	15.44 to 12.89	21,102,657	1.99%	-7.51% to -9.42%
2017	0.45% to 2.50%	1,700,995	16.69 to 14.23	26,126,415	1.60%	13.46% to 11.13%
2016	0.45% to 2.50%	2,370,957	14.71 to 12.81	32,416,486	2.63%	6.26% to 4.08%
2015	0.45% to 2.50%	2,737,046	13.84 to 12.30	35,598,436	3.16%	-1.51% to -3.54%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.45% to 2.50%	782,961	16.98 to 13.89	12,190,409	2.56%	15.66% to 13.28%
2018	0.45% to 2.50%	872,271	14.68 to 12.26	11,753,042	2.24%	-6.66% to -8.59%
2017	0.45% to 2.50%	926,263	15.73 to 13.41	13,513,238	1.81%	11.55% to 9.26%
2016	0.45% to 2.50%	1,046,807	14.10 to 12.28	13,812,717	2.61%	5.63% to 3.46%
2015	0.45% to 2.50%	1,035,762	13.35 to 11.86	13,079,416	2.67%	-1.50% to -3.53%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.45% to 2.50%	690,391	16.02 to 13.10	9,967,543	2.85%	13.79% to 11.44%
2018	0.45% to 2.50%	502,897	14.08 to 11.76	6,438,294	2.07%	-5.19% to -7.16%
2017	0.45% to 2.50%	687,470	14.85 to 12.66	9,357,076	2.01%	9.39% to 7.15%
2016	0.45% to 2.50%	646,126	13.58 to 11.82	8,133,921	2.64%	5.52% to 3.36%
2015	0.45% to 2.85%	644,930	12.87 to 11.21	7,758,763	1.88%	-1.51% to -3.89%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2019	0.85% to 2.30%	1,161,469	13.45 to 11.66	14,572,400	2.70%	9.73% to 8.13%
2018	0.85% to 2.30%	1,020,336	12.25 to 10.79	11,722,445	2.15%	-3.44% to -4.86%
2017	0.45% to 2.30%	1,150,132	13.09 to 11.34	13,779,403	2.00%	5.88% to 3.92%
2016	0.45% to 2.30%	1,259,124	12.36 to 10.91	14,383,344	2.53%	4.14% to 2.21%
2015	0.45% to 2.30%	1,195,585	11.87 to 10.67	13,210,388	1.82%	-1.18% to -3.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.45% to 2.15%	1,022,290	13.06 to 11.84	12,707,308	3.08%	14.82% to 12.86%
2018	0.45% to 2.30%	646,794	11.37 to 10.41	7,063,930	1.96%	-5.28% to -7.05%
2017	0.45% to 2.30%	601,345	12.00 to 11.20	6,983,659	2.03%	10.63% to 8.58%
2016	0.45% to 2.15%	498,988	10.85 to 10.36	5,285,310	2.19%	5.83% to 4.02%
2015	0.45% to 2.30%	346,219	10.25 to 9.93	3,493,108	1.30%	-0.62% to -2.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.45% to 2.30%	696,861	14.03 to 12.61	9,336,451	1.40%	19.40% to 17.18%
2018	0.45% to 2.30%	1,314,482	11.75 to 10.76	14,838,095	2.29%	-6.89% to -8.63%
2017	0.45% to 2.30%	789,291	12.62 to 11.78	9,588,941	2.23%	14.29% to 12.18%
2016	0.45% to 2.30%	410,422	11.04 to 10.50	4,400,063	1.94%	7.26% to 5.27%
2015	1.00% to 2.30%	357,957	10.20 to 9.97	3,616,429	1.37%	-1.53% to -2.82%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.45% to 2.35%	461,036	15.21 to 13.30	6,562,061	1.67%	16.98% to 14.75%
2018	0.45% to 2.45%	473,770	13.00 to 11.52	5,810,236	1.40%	-8.24% to -10.09%
2017	0.45% to 2.15%	492,304	14.17 to 13.01	6,648,436	1.32%	13.32% to 11.39%
2016	0.45% to 2.15%	512,774	12.50 to 11.68	6,165,789	1.32%	8.28% to 6.44%
2015	0.45% to 2.15%	542,886	11.54 to 10.97	6,092,033	1.68%	-2.20% to -3.87%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.45% to 2.20%	349,883	16.35 to 14.45	5,402,673	1.60%	19.23% to 17.13%
2018	0.45% to 2.20%	306,743	13.71 to 12.34	3,962,264	1.87%	-10.59% to -12.17%
2017	0.45% to 2.20%	210,763	15.34 to 14.05	3,079,802	2.28%	17.36% to 15.30%
2016	0.45% to 2.30%	148,001	13.07 to 12.14	1,853,247	1.44%	10.89% to 8.83%
2015	0.45% to 2.30%	138,664	11.79 to 11.15	1,583,150	1.98%	-3.59% to -5.39%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	1.00% to 2.20%	109,470	12.57 to 11.67	1,342,485	2.53%	14.26% to 12.88%
2018	1.00% to 2.20%	116,827	11.00 to 10.34	1,256,582	1.38%	-8.01% to -9.13%
2017	0.45% to 2.20%	190,845	12.24 to 11.37	2,239,046	1.66%	17.26% to 15.21%
2016	0.45% to 2.20%	179,311	10.44 to 9.87	1,812,133	2.30%	5.74% to 3.88%
2015	0.45% to 2.20%	175,329	9.87 to 9.50	1,686,921	1.78%	-5.30% to -6.97%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.85% to 2.35%	106,114	12.27 to 11.17	1,268,723	2.52%	12.88% to 11.18%
2018	1.00% to 2.35%	104,025	10.78 to 10.05	1,103,153	2.00%	-7.95% to -9.21%
2017	0.85% to 2.35%	122,015	11.79 to 11.07	1,407,533	1.89%	13.79% to 12.08%
2016	1.00% to 2.35%	104,486	10.31 to 9.88	1,056,757	2.46%	4.50% to 3.08%
2015	1.25% to 2.35%	127,924	9.81 to 9.58	1,244,370	1.30%	-5.49% to -6.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	1.00% to 1.95%	176,349	12.87 to 12.13	2,224,367	2.05%	14.10% to 13.00%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.00% to 1.95%	235,301	11.28 to 10.74	2,606,239	1.95%	-7.00% to -7.90%
2017	1.00% to 1.85%	151,732	12.13 to 11.70	1,811,532	1.54%	15.80% to 14.81%
2016	1.00% to 2.10%	242,882	10.47 to 10.11	2,513,301	2.05%	5.88% to 4.71%
2015	1.25% to 1.85%	120,041	9.84 to 9.71	1,176,229	1.97%	-5.16% to -5.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.85% to 2.10%	267,858	12.43 to 11.50	3,262,887	2.42%	12.04% to 10.63%
2018	1.00% to 2.10%	237,993	11.01 to 10.39	2,585,974	2.25%	-6.57% to -7.62%
2017	1.00% to 2.10%	144,064	11.78 to 11.25	1,673,310	1.97%	12.89% to 11.64%
2016	1.00% to 2.10%	119,999	10.44 to 10.08	1,240,196	1.88%	4.65% to 3.49%
2015	1.00% to 2.10%	100,455	9.97 to 9.74	994,507	2.59%	-4.21% to -5.27%
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2019	0.45% to 1.95%	130,782	10.63 to 9.83	1,340,578	0.17%	14.74% to 13.01%
2018	0.45% to 2.10%	107,206	9.26 to 8.64	962,734	0.00%	-7.20% to -8.75%
2017	1.00% to 2.10%	98,826	9.81 to 9.47	962,498	0.00%	5.62% to 4.45%
2016	1.00% to 2.10%	59,659	9.29 to 9.07	550,574	0.00%	-1.64% to -2.73%
2015	1.00% to 2.10%	38,573	9.44 to 9.32	362,482	0.00%	-6.01% to -7.05%
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
2019	1.15% to 2.35%	79,560	11.05 to 10.25	863,721	1.22%	13.57% to 12.20%
2018	1.00% to 2.35%	109,073	9.81 to 9.14	1,041,618	0.38%	-9.55% to -10.79%
2017	1.15% to 2.10%	178,486	10.77 to 10.35	1,888,646	0.36%	9.08% to 8.04%
2016	1.15% to 2.10%	183,811	9.88 to 9.58	1,791,410	0.17%	7.96% to 6.93%
2015	0.65% to 2.45%	178,546	9.25 to 8.89	1,619,111	0.44%	-7.95% to -9.62%
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2019	0.45% to 2.50%	368,633	11.14 to 9.52	3,760,545	2.30%	7.24% to 5.03%
2018	0.45% to 2.50%	455,319	10.39 to 9.06	4,380,366	1.97%	-3.75% to -5.74%
2017	0.45% to 2.50%	586,180	10.79 to 9.61	5,920,755	0.79%	1.66% to -0.43%
2016	0.45% to 2.50%	756,697	10.61 to 9.66	7,615,979	0.00%	3.90% to 1.77%
2015	0.45% to 2.50%	866,827	10.22 to 9.49	8,494,803	2.18%	-2.95% to -4.95%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2019	0.45% to 2.50%	1,667,441	10.46 to 9.10	16,229,826	4.03%	2.49% to 0.38%
2018	0.45% to 2.50%	2,189,379	10.20 to 9.07	20,959,037	2.61%	-6.50% to -8.44%
2017	0.45% to 2.50%	2,526,208	10.91 to 9.90	26,210,106	2.26%	2.41% to 0.30%
2016	0.45% to 2.50%	2,727,517	10.65 to 9.87	27,966,818	0.02%	12.68% to 10.37%
2015	0.45% to 2.35%	2,042,921	9.45 to 8.98	18,761,811	0.29%	-3.65% to -5.48%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.85% to 1.65%	614,789	10.47 to 10.10	6,363,966	2.33%	1.82% to 1.00%
2018	0.85% to 1.65%	508,079	10.28 to 10.00	5,168,162	2.11%	0.56% to -0.26%
2017	0.85% to 1.65%	300,317	10.23 to 10.02	3,045,668	1.61%	1.44% to 0.62%
2016	0.85% to 1.35%	118,194	10.08 to 10.01	1,186,767	1.50%	1.40% to 0.89%
2015	1.00% to 1.35%	14,959	9.93 to 9.92	148,456	0.21%	-0.66% to -0.82%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2019	0.45% to 2.15%	1,627,886	11.25 to 10.75	17,947,815	3.45%	7.97% to 6.13%
2018	0.45% to 2.20%	1,030,680	10.42 to 10.12	10,630,845	3.11%	-0.17% to -1.93%
2017	0.45% to 2.10%	308,774	10.44 to 10.32	3,204,014	1.57%	4.39% to 3.24%	****
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2019	0.45% to 1.95%	406,910	10.98 to 10.54	4,378,921	1.66%	6.42% to 4.82%
2018	0.45% to 2.20%	287,067	10.31 to 10.01	2,922,984	1.32%	1.55% to -0.24%
2017	0.85% to 1.85%	193,168	10.13 to 10.06	1,952,631	22.87%	1.28% to 0.61%	****
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2019	0.45% to 2.45%	366,629	11.36 to 10.03	3,927,743	4.31%	4.36% to 2.26%
2018	0.45% to 2.45%	398,031	10.89 to 9.81	4,116,594	2.80%	0.47% to -1.56%
2017	0.45% to 2.45%	317,179	10.84 to 9.97	3,287,563	1.63%	4.44% to 2.34%
2016	0.45% to 2.45%	297,378	10.38 to 9.74	2,982,256	1.62%	4.16% to 2.08%
2015	0.45% to 2.20%	401,420	9.96 to 9.59	3,901,224	3.36%	-2.23% to -3.95%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.45% to 2.35%	569,470	13.12 to 11.10	6,842,023	2.78%	11.24% to 9.12%
2018	0.45% to 2.45%	669,750	11.79 to 10.09	7,284,809	2.92%	-5.87% to -7.78%
2017	0.45% to 2.45%	877,703	12.53 to 10.94	10,211,903	4.50%	12.87% to 10.61%
2016	0.45% to 2.50%	926,387	11.10 to 9.87	9,638,474	2.69%	12.40% to 10.09%
2015	0.45% to 2.45%	706,689	9.87 to 8.98	6,625,614	2.89%	-9.60% to -11.41%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.45% to 2.35%	187,718	12.20 to 10.13	2,117,123	1.89%	6.44% to 4.41%
2018	0.45% to 2.35%	162,516	11.46 to 9.70	1,721,781	3.13%	-4.51% to -6.34%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.45% to 2.10%	207,882	12.00 to 10.56	2,316,528	1.78%	10.24% to 8.42%
2016	0.45% to 2.50%	138,822	10.89 to 9.48	1,407,239	1.17%	2.44% to 0.34%
2015	0.45% to 2.10%	178,917	10.63 to 9.67	1,785,710	1.43%	-7.59% to -9.12%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.45% to 2.35%	1,618,232	10.85 to 9.18	15,989,076	2.69%	3.46% to 1.48%
2018	0.45% to 2.45%	1,508,835	10.48 to 8.97	14,627,623	1.78%	-0.22% to -2.23%
2017	0.45% to 2.50%	1,578,738	10.51 to 9.15	15,417,902	1.25%	0.80% to -1.27%
2016	0.45% to 2.50%	2,009,748	10.42 to 9.26	19,677,093	1.38%	0.85% to -1.22%
2015	0.45% to 2.50%	2,606,396	10.34 to 9.38	25,644,440	3.82%	-0.24% to -2.30%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.45% to 2.45%	2,273,091	12.58 to 10.55	26,632,345	2.91%	7.76% to 5.60%
2018	0.45% to 2.45%	2,172,893	11.68 to 9.99	23,791,605	2.45%	-1.08% to -3.08%
2017	0.45% to 2.50%	2,161,616	11.80 to 10.28	24,056,923	1.93%	4.35% to 2.20%
2016	0.45% to 2.50%	1,973,591	11.31 to 10.05	21,125,209	1.99%	2.12% to 0.03%
2015	0.45% to 2.45%	1,805,992	11.08 to 10.08	19,019,736	5.33%	-0.12% to -2.12%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2019	0.45% to 2.50%	383,884	6.65 to 5.44	2,307,431	4.38%	10.85% to 8.57%
2018	0.45% to 2.50%	375,612	6.00 to 5.01	2,041,242	1.93%	-14.59% to -16.36%
2017	0.45% to 2.50%	441,128	7.02 to 5.99	2,828,075	11.15%	1.59% to -0.50%
2016	0.45% to 2.50%	436,023	6.91 to 6.02	2,791,510	0.99%	14.36% to 12.01%
2015	0.45% to 2.50%	250,185	6.04 to 5.37	1,424,468	4.22%	-26.00% to -27.52%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.45% to 2.35%	407,891	15.98 to 13.27	6,035,986	4.30%	14.14% to 11.96%
2018	0.45% to 2.35%	285,406	14.00 to 11.85	3,718,938	4.02%	-5.26% to -7.07%
2017	0.45% to 2.20%	307,657	14.78 to 12.90	4,240,109	4.98%	9.29% to 7.37%
2016	0.45% to 2.15%	274,015	13.52 to 12.06	3,481,123	5.25%	12.71% to 10.79%
2015	0.45% to 2.15%	221,269	12.00 to 10.88	2,500,438	5.14%	-2.80% to -4.46%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2019	0.45% to 2.50%	302,972	12.37 to 10.12	3,381,535	2.35%	5.54% to 3.37%
2018	0.45% to 2.50%	336,153	11.72 to 9.79	3,587,679	5.48%	-4.72% to -6.70%
2017	0.45% to 2.50%	474,895	12.31 to 10.49	5,376,317	1.82%	8.03% to 5.82%
2016	0.45% to 2.50%	529,621	11.39 to 9.92	5,609,974	1.42%	3.48% to 1.35%
2015	0.45% to 2.50%	626,063	11.01 to 9.78	6,480,577	1.73%	-4.57% to -6.53%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2019	0.45% to 2.50%	1,391,901	17.23 to 14.09	21,897,144	4.95%	14.10% to 11.75%
2018	0.45% to 2.50%	741,588	15.10 to 12.61	10,341,823	5.11%	-3.19% to -5.20%
2017	0.45% to 2.50%	1,602,379	15.60 to 13.30	23,260,174	4.72%	6.04% to 3.86%
2016	0.45% to 2.50%	2,423,168	14.71 to 12.81	33,477,356	5.17%	11.85% to 9.55%
2015	0.45% to 2.50%	1,375,441	13.15 to 11.69	17,117,278	5.01%	-2.21% to -4.22%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2019	1.15% to 1.85%	938,948	0.16 to 0.15	143,150	0.53%	-51.07% to -51.42%
2018	1.15% to 2.15%	1,302,919	0.32 to 0.29	407,004	0.00%	-12.61% to -13.50%
2017	1.15% to 2.15%	612,696	0.37 to 0.34	218,981	0.00%	-45.57% to -46.12%
2016	1.15% to 2.15%	620,012	0.67 to 0.63	405,179	0.00%	-21.13% to -21.92%
2015	0.45% to 2.45%	505,722	0.89 to 0.79	417,092	0.00%	-26.59% to -28.07%
ProFund VP Access High Yield Fund (PROAHY)
2019	0.45% to 2.15%	935,570	17.75 to 15.03	15,411,582	6.22%	11.92% to 10.01%
2018	0.45% to 2.15%	270,651	15.86 to 13.66	3,931,262	3.15%	-1.06% to -2.76%
2017	0.45% to 2.15%	588,901	16.03 to 14.05	8,831,381	2.97%	4.32% to 2.55%
2016	0.45% to 2.50%	2,239,656	15.36 to 13.37	33,011,718	3.27%	8.51% to 6.28%
2015	0.45% to 2.45%	438,199	14.16 to 12.62	5,844,517	1.50%	-0.30% to -2.30%
ProFund VP Asia 30 (PROA30)
2019	0.45% to 2.10%	88,772	12.77 to 10.86	1,032,019	0.22%	25.74% to 23.65%
2018	0.45% to 2.10%	105,793	10.15 to 8.78	988,559	0.43%	-18.96% to -20.32%
2017	0.45% to 2.10%	167,785	12.53 to 11.02	1,944,286	0.00%	32.28% to 30.10%
2016	0.45% to 2.10%	143,905	9.47 to 8.47	1,271,269	1.07%	0.19% to -1.47%
2015	0.45% to 2.35%	250,619	9.45 to 8.48	2,216,005	0.33%	-9.79% to -11.51%
ProFund VP Banks (PROBNK)
2019	0.45% to 2.45%	84,306	23.05 to 19.33	1,755,754	0.85%	35.81% to 33.09%
2018	0.45% to 2.45%	107,150	16.97 to 14.53	1,662,740	0.35%	-18.27% to -19.92%
2017	0.45% to 2.45%	183,886	20.76 to 18.14	3,531,126	0.25%	17.39% to 15.04%
2016	0.45% to 2.45%	236,108	17.69 to 15.77	3,905,956	0.22%	22.68% to 20.22%
2015	0.45% to 2.45%	153,779	14.42 to 13.12	2,094,309	0.19%	-0.88% to -2.87%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

ProFund VP Basic Materials (PROBM)
2019	1.00% to 2.15%	123,747	11.34 to 10.24	1,332,078	0.35%	16.54% to 15.19%
2018	0.45% to 2.15%	198,553	10.15 to 8.89	1,837,646	0.22%	-18.03% to -19.44%
2017	0.45% to 2.15%	1,209,541	12.38 to 11.04	13,903,137	0.45%	22.40% to 20.32%
2016	0.45% to 2.15%	708,738	10.11 to 9.17	6,742,656	0.61%	17.96% to 15.95%
2015	0.45% to 2.15%	136,926	8.57 to 7.91	1,108,008	0.52%	-14.31% to -15.77%
ProFund VP Bear (PROBR)
2019	0.45% to 1.85%	105,765	2.26 to 1.97	219,592	0.10%	-23.29% to -24.37%
2018	0.45% to 1.90%	127,905	2.94 to 2.59	347,610	0.00%	3.58% to 2.07%
2017	0.45% to 1.90%	161,839	2.84 to 2.54	425,996	0.00%	-18.33% to -19.52%
2016	0.45% to 2.10%	242,023	3.48 to 3.11	788,514	0.00%	-13.44% to -14.87%
2015	0.65% to 2.10%	210,408	3.97 to 3.65	793,510	0.00%	-5.54% to -6.92%
ProFund VP Biotechnology (PROBIO)
2019	0.45% to 2.50%	170,578	32.41 to 27.06	5,033,424	0.00%	15.93% to 13.54%
2018	0.45% to 2.50%	199,497	27.96 to 23.83	5,127,164	0.00%	-7.17% to -9.09%
2017	0.45% to 2.50%	204,680	30.11 to 26.22	5,713,562	0.00%	21.99% to 19.49%
2016	0.45% to 2.50%	199,002	24.69 to 21.94	4,604,995	0.00%	-15.86% to -17.59%
2015	0.45% to 2.50%	259,473	29.34 to 26.62	7,216,474	0.00%	2.84% to 0.72%
ProFund VP Bull (PROBL)
2019	0.45% to 2.10%	295,157	26.00 to 22.12	6,997,187	0.20%	28.30% to 26.18%
2018	0.45% to 2.10%	288,007	20.26 to 17.53	5,377,030	0.00%	-6.57% to -8.13%
2017	0.45% to 2.50%	546,147	21.69 to 18.49	11,012,733	0.00%	18.81% to 16.37%
2016	0.45% to 2.50%	767,266	18.25 to 15.89	13,105,082	0.00%	9.17% to 6.93%
2015	0.45% to 2.50%	1,599,922	16.72 to 14.86	25,380,545	0.00%	-0.91% to -2.95%
ProFund VP Consumer Goods (PROCG)
2019	0.45% to 2.50%	122,558	20.14 to 16.82	2,258,486	1.37%	25.99% to 23.40%
2018	0.45% to 2.50%	118,398	15.99 to 13.63	1,740,145	1.01%	-15.19% to -16.95%
2017	0.45% to 2.50%	137,173	18.85 to 16.41	2,406,014	0.76%	14.54% to 12.19%
2016	0.45% to 2.50%	223,172	16.46 to 14.63	3,428,554	0.88%	3.08% to 0.96%
2015	0.45% to 2.50%	458,236	15.97 to 14.49	6,947,832	0.51%	3.69% to 1.56%
ProFund VP Consumer Services (PROCS)
2019	0.45% to 2.50%	151,101	29.07 to 24.27	4,007,019	0.00%	24.08% to 21.52%
2018	0.45% to 2.50%	255,156	23.43 to 19.97	5,512,735	0.00%	0.16% to -1.91%
2017	0.45% to 2.15%	479,056	23.39 to 20.86	10,422,922	0.00%	17.84% to 15.83%
2016	0.45% to 2.15%	420,130	19.85 to 18.01	7,857,628	0.00%	3.72% to 1.95%
2015	0.45% to 2.50%	382,999	19.14 to 17.37	6,991,167	0.00%	4.22% to 2.07%
ProFund VP Emerging Markets (PROEM)
2019	0.45% to 2.45%	293,464	10.58 to 8.70	2,834,625	0.42%	23.68% to 21.19%
2018	0.45% to 2.45%	407,894	8.56 to 7.18	3,193,815	0.25%	-15.65% to -17.36%
2017	0.45% to 2.45%	961,453	10.15 to 8.69	8,997,702	0.07%	32.66% to 30.01%
2016	0.45% to 2.45%	538,359	7.65 to 6.68	3,857,383	0.23%	10.51% to 8.30%
2015	0.45% to 2.45%	244,196	6.92 to 6.17	1,594,714	1.70%	-17.73% to -19.39%
ProFund VP Europe 30 (PROE30)
2019	1.15% to 2.45%	171,311	13.13 to 11.55	2,162,370	2.55%	16.43% to 14.90%
2018	1.15% to 2.45%	307,262	11.28 to 10.05	3,332,833	2.46%	-15.12% to -16.25%
2017	0.45% to 2.45%	329,321	14.02 to 12.00	4,231,690	2.17%	19.17% to 16.79%
2016	0.45% to 2.45%	266,682	11.77 to 10.28	2,905,976	2.62%	7.33% to 5.17%
2015	0.45% to 2.45%	404,677	10.96 to 9.77	4,147,047	4.52%	-11.28% to -13.06%
ProFund VP Financials (PROFIN)
2019	0.45% to 2.50%	211,903	23.39 to 19.53	4,507,432	0.57%	29.68% to 27.01%
2018	0.45% to 2.50%	222,206	18.04 to 15.38	3,681,746	0.39%	-10.83% to -12.68%
2017	0.45% to 2.50%	411,042	20.23 to 17.61	7,735,315	0.40%	17.66% to 15.24%
2016	0.45% to 2.50%	539,835	17.19 to 15.28	8,705,406	0.34%	14.80% to 12.44%
2015	0.45% to 2.50%	801,013	14.98 to 13.59	11,416,836	0.12%	-1.94% to -3.96%
ProFund VP Health Care (PROHC)
2019	0.45% to 2.50%	299,438	28.72 to 23.98	7,809,334	0.00%	18.83% to 16.39%
2018	0.45% to 2.50%	468,993	24.17 to 20.60	10,424,617	0.00%	3.96% to 1.81%
2017	0.45% to 2.50%	427,976	23.24 to 20.24	9,224,591	0.00%	20.37% to 17.90%
2016	0.45% to 2.50%	406,975	19.31 to 17.16	7,373,999	0.00%	-4.48% to -6.45%
2015	0.45% to 2.50%	583,272	20.22 to 18.35	11,179,218	0.00%	4.55% to 2.40%
ProFund VP Industrials (PROIND)
2019	0.45% to 2.10%	215,109	22.64 to 19.58	4,453,874	0.00%	29.91% to 27.75%
2018	0.45% to 2.10%	210,118	17.43 to 15.33	3,377,934	0.08%	-13.16% to -14.61%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.45% to 2.35%	809,946	20.07 to 17.65	15,114,755	0.18%	21.85% to 19.53%
2016	0.45% to 2.35%	792,642	16.47 to 14.77	12,284,545	0.24%	17.02% to 14.79%
2015	0.45% to 2.35%	540,448	14.07 to 12.86	7,233,997	0.18%	-3.86% to -5.69%
ProFund VP International (PROINT)
2019	0.45% to 2.15%	85,671	13.38 to 11.33	1,044,127	0.30%	18.73% to 16.71%
2018	0.45% to 2.15%	168,183	11.27 to 9.71	1,744,744	0.00%	-16.14% to -17.58%
2017	0.45% to 2.15%	471,324	13.44 to 11.78	5,857,806	0.00%	21.25% to 19.19%
2016	0.45% to 2.15%	184,497	11.08 to 9.88	1,918,056	0.00%	-1.37% to -3.05%
2015	0.45% to 2.10%	193,125	11.24 to 10.22	2,065,351	0.00%	-3.96% to -5.55%
ProFund VP Internet (PRONET)
2019	0.45% to 2.15%	193,641	32.26 to 27.79	5,710,690	0.00%	17.50% to 15.50%
2018	0.45% to 2.35%	270,452	27.46 to 23.69	6,850,378	0.00%	4.46% to 2.45%
2017	0.45% to 2.45%	248,719	26.29 to 22.96	6,102,225	0.00%	35.44% to 32.73%
2016	0.45% to 2.45%	231,575	19.41 to 17.30	4,238,715	0.00%	5.06% to 2.95%
2015	0.45% to 2.50%	382,997	18.47 to 16.76	6,726,750	0.00%	19.81% to 17.34%
ProFund VP Japan (PROJP)
2019	0.45% to 1.95%	58,131	17.63 to 15.22	927,591	0.12%	19.46% to 17.66%
2018	0.45% to 1.95%	108,051	14.76 to 12.94	1,451,889	0.00%	-12.03% to -13.37%
2017	0.45% to 2.15%	130,637	16.77 to 14.70	2,025,863	0.00%	17.92% to 15.91%
2016	0.45% to 2.15%	131,868	14.23 to 12.68	1,748,199	0.00%	-0.04% to -1.74%
2015	0.45% to 2.35%	226,725	14.23 to 12.76	3,026,252	0.00%	5.33% to 3.32%
ProFund VP NASDAQ-100 (PRON)
2019	0.45% to 2.45%	297,895	38.13 to 31.35	10,348,193	0.00%	36.09% to 33.35%
2018	0.45% to 2.45%	430,013	28.02 to 23.51	11,016,876	0.00%	-2.31% to -4.29%
2017	0.45% to 2.45%	416,081	28.68 to 24.56	11,037,773	0.00%	29.79% to 27.19%
2016	0.45% to 2.45%	513,642	22.10 to 19.31	10,640,584	0.00%	4.78% to 2.68%
2015	0.45% to 2.45%	747,756	21.09 to 18.80	14,937,745	0.00%	6.97% to 4.82%
ProFund VP Oil & Gas (PROOG)
2019	0.45% to 2.50%	471,307	9.92 to 8.11	4,183,328	1.32%	8.03% to 5.80%
2018	0.45% to 2.50%	667,510	9.18 to 7.67	5,541,878	1.49%	-20.58% to -22.23%
2017	0.45% to 2.50%	1,078,772	11.57 to 9.86	11,351,303	1.17%	-3.61% to -5.59%
2016	0.45% to 2.50%	1,258,835	12.00 to 10.44	13,903,142	1.35%	23.63% to 21.09%
2015	0.45% to 2.50%	1,185,343	9.71 to 8.63	10,717,212	0.68%	-23.72% to -25.29%
ProFund VP Pharmaceuticals (PROPHR)
2019	1.15% to 2.50%	72,161	19.79 to 17.56	1,368,833	0.82%	12.73% to 11.19%
2018	0.45% to 2.50%	114,663	18.53 to 15.80	1,933,296	0.91%	-6.62% to -8.56%
2017	0.45% to 2.50%	102,623	19.84 to 17.27	1,870,010	0.86%	9.86% to 7.61%
2016	0.45% to 2.50%	137,426	18.06 to 16.05	2,312,517	0.82%	-4.17% to -6.13%
2015	0.45% to 2.50%	235,796	18.84 to 17.10	4,203,402	0.59%	3.97% to 1.83%
ProFund VP Precious Metals (PROPM)
2019	0.45% to 2.50%	756,943	4.51 to 3.77	3,095,173	0.04%	45.32% to 42.33%
2018	0.45% to 2.50%	599,884	3.11 to 2.65	1,703,984	0.00%	-13.86% to -15.65%
2017	0.45% to 2.50%	1,078,639	3.61 to 3.14	3,596,520	0.00%	4.81% to 2.65%
2016	0.45% to 2.50%	1,076,007	3.44 to 3.06	3,478,027	0.00%	55.12% to 51.93%
2015	0.45% to 2.50%	828,838	2.22 to 2.01	1,738,321	0.00%	-33.15% to -34.53%
ProFund VP Real Estate (PRORE)
2019	0.45% to 2.50%	186,330	18.07 to 15.09	3,073,256	1.72%	26.19% to 23.59%
2018	0.45% to 2.50%	179,981	14.32 to 12.21	2,368,094	2.24%	-6.12% to -8.07%
2017	0.45% to 2.50%	198,500	15.26 to 13.28	2,814,335	0.75%	7.56% to 5.36%
2016	0.45% to 2.50%	242,989	14.18 to 12.61	3,246,449	1.24%	5.25% to 3.09%
2015	0.45% to 2.50%	641,284	13.48 to 12.23	8,205,536	0.64%	-0.13% to -2.18%
ProFund VP Rising Rates Opportunity (PRORRO)
2019	1.15% to 2.15%	93,206	2.65 to 2.41	242,807	0.25%	-18.37% to -19.19%
2018	0.45% to 2.15%	141,625	3.46 to 2.98	447,831	0.00%	3.69% to 1.91%
2017	0.45% to 2.15%	80,657	3.33 to 2.92	249,284	0.00%	-12.30% to -13.79%
2016	0.45% to 2.35%	849,813	3.80 to 3.34	3,009,715	0.00%	-5.59% to -7.38%
2015	0.45% to 2.20%	128,910	4.03 to 3.64	485,909	0.00%	-2.03% to -3.75%
ProFund VP Semiconductor (PROSCN)
2019	0.45% to 2.15%	122,877	33.25 to 28.64	3,716,312	0.33%	49.10% to 46.56%
2018	0.45% to 2.15%	117,026	22.30 to 19.54	2,400,558	0.00%	-10.64% to -12.17%
2017	0.45% to 2.45%	248,980	24.95 to 21.80	5,799,352	0.20%	34.95% to 32.25%
2016	0.45% to 2.15%	196,042	18.49 to 16.77	3,414,804	0.14%	27.13% to 24.97%
2015	0.45% to 2.15%	98,642	14.55 to 13.42	1,368,093	0.44%	-3.31% to -4.96%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

ProFund VP Short Emerging Markets (PROSEM)
2019	1.15% to 1.90%	26,545	4.20 to 3.90	107,253	0.51%	-21.90% to -22.49%
2018	1.15% to 2.15%	17,091	5.38 to 4.92	89,337	0.00%	11.28% to 10.15%
2017	0.85% to 2.30%	27,944	4.95 to 4.42	133,537	0.00%	-28.45% to -29.50%
2016	1.15% to 2.30%	16,032	6.78 to 6.27	106,769	0.00%	-17.20% to -18.16%
2015	1.15% to 2.45%	28,179	8.18 to 7.59	222,881	0.00%	10.24% to 8.79%
ProFund VP Short International (PROSIN)
2019	1.15% to 2.15%	34,625	3.48 to 3.16	118,279	0.49%	-18.37% to -19.19%
2018	0.45% to 2.15%	81,124	4.54 to 3.91	337,240	0.00%	14.95% to 12.98%
2017	1.15% to 2.30%	24,141	3.74 to 3.42	86,875	0.00%	-21.55% to -22.46%
2016	0.65% to 2.30%	102,919	4.93 to 4.41	483,657	0.00%	-6.51% to -8.06%
2015	0.45% to 2.30%	52,420	5.33 to 4.79	263,074	0.00%	-4.22% to -6.00%
ProFund VP Short NASDAQ-100 (PROSN)
2019	0.45% to 2.15%	35,106	1.42 to 1.20	47,628	0.24%	-28.38% to -29.60%
2018	0.45% to 2.15%	62,189	1.98 to 1.70	114,021	0.00%	-3.33% to -4.99%
2017	1.25% to 2.15%	60,228	1.92 to 1.79	112,769	0.00%	-26.18% to -26.85%
2016	0.45% to 2.15%	280,028	2.75 to 2.45	709,190	0.00%	-10.46% to -11.99%
2015	0.45% to 1.85%	54,422	3.07 to 2.83	158,731	0.00%	-13.44% to -14.65%
ProFund VP Technology (PROTEC)
2019	0.45% to 2.50%	328,072	32.38 to 27.04	9,623,277	0.00%	44.53% to 41.56%
2018	0.45% to 2.50%	399,001	22.40 to 19.10	8,153,457	0.00%	-2.74% to -4.75%
2017	0.45% to 2.15%	619,987	23.03 to 20.54	13,212,314	0.05%	34.58% to 32.29%
2016	0.45% to 2.45%	284,726	17.12 to 15.26	4,559,670	0.00%	11.84% to 9.60%
2015	0.45% to 2.35%	550,302	15.30 to 13.99	7,978,790	0.00%	1.94% to 0.00%
ProFund VP Telecommunications (PROTEL)
2019	1.15% to 2.10%	35,330	13.43 to 12.36	458,600	1.89%	13.45% to 12.36%
2018	1.15% to 2.10%	30,152	11.84 to 11.00	346,747	4.41%	-16.09% to -16.90%
2017	0.45% to 2.35%	66,977	14.79 to 13.01	918,448	3.10%	-2.56% to -4.42%
2016	0.45% to 2.45%	94,732	15.18 to 13.53	1,352,938	1.63%	21.11% to 18.69%
2015	0.45% to 2.10%	30,985	12.53 to 11.59	368,536	6.74%	1.06% to -0.61%
ProFund VP U.S. Government Plus (PROGVP)
2019	0.45% to 2.15%	59,207	18.73 to 15.86	991,472	0.80%	17.69% to 15.68%
2018	0.45% to 2.15%	98,785	15.91 to 13.71	1,434,467	0.93%	-5.85% to -7.47%
2017	0.45% to 2.15%	78,670	16.90 to 14.81	1,213,650	0.45%	9.00% to 7.14%
2016	0.45% to 2.15%	99,532	15.51 to 13.83	1,428,728	0.00%	-0.76% to -2.45%
2015	0.45% to 2.15%	246,664	15.63 to 14.17	3,594,158	0.00%	-6.07% to -7.67%
ProFund VP UltraNASDAQ-100 (PROUN)
2019	1.15% to 2.10%	55,271	111.30 to 101.39	5,987,086	0.00%	77.60% to 75.89%
2018	0.45% to 2.15%	71,560	66.62 to 57.39	4,393,333	0.00%	-10.04% to -11.59%
2017	0.45% to 2.50%	78,230	74.05 to 63.16	5,342,361	0.00%	67.57% to 64.14%
2016	0.45% to 2.50%	118,652	44.19 to 38.48	4,959,448	0.00%	8.13% to 5.91%
2015	0.45% to 2.45%	73,879	40.87 to 36.43	2,850,033	0.00%	13.09% to 10.82%
ProFund VP Utilities (PROUTL)
2019	0.45% to 2.35%	320,351	22.58 to 19.11	6,600,645	1.19%	22.32% to 19.99%
2018	0.45% to 2.35%	685,615	18.46 to 15.92	11,622,549	1.57%	2.42% to 0.45%
2017	0.45% to 2.50%	260,362	18.02 to 15.69	4,345,625	2.33%	10.14% to 7.88%
2016	0.45% to 2.50%	307,568	16.36 to 14.54	4,714,339	1.16%	14.56% to 12.21%
2015	0.45% to 2.50%	197,035	14.28 to 12.96	2,667,033	1.42%	-6.82% to -8.74%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.85% to 1.65%	494,293	14.65 to 14.13	7,145,265	1.77%	29.30% to 28.25%
2018	0.85% to 1.65%	406,601	11.33 to 11.02	4,558,995	0.61%	-9.27% to -10.01%
2017	0.85% to 1.65%	296,870	12.49 to 12.24	3,678,151	1.27%	17.77% to 16.82%
2016	0.85% to 1.55%	162,774	10.60 to 10.49	1,718,133	1.40%	12.68% to 11.89%
2015	1.00% to 1.55%	52,116	9.40 to 9.38	489,720	0.00%	-5.97% to -6.21%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.85% to 1.65%	1,284,265	13.07 to 12.61	16,568,598	0.00%	27.54% to 26.51%
2018	0.85% to 1.65%	1,017,768	10.25 to 9.97	10,322,465	0.00%	0.00% to -0.82%
2017	0.85% to 1.65%	740,093	10.25 to 10.05	7,527,628	0.00%	26.23% to 25.21%
2016	0.85% to 1.65%	451,417	8.12 to 8.02	3,649,358	0.00%	-11.47% to -12.19%
2015	1.00% to 1.65%	168,760	9.17 to 9.14	1,545,737	0.00%	-8.34% to -8.62%	****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2019	0.45% to 1.90%	236,115	12.46 to 11.98	2,876,035	0.00%	38.12% to 36.11%
2018	0.45% to 1.95%	284,202	9.02 to 8.79	2,524,700	1.81%	-16.96% to -18.21%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	1.00% to 1.65%	45,104	10.71 to 10.66	483,239	0.00%	7.09% to 6.62%	****
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
2019	1.00% to 1.35%	23,508	9.98 to 9.92	234,156	0.23%	28.93% to 28.47%
2018	1.00% to 1.35%	14,262	7.74 to 7.72	110,327	0.00%	-22.58% to -22.77%	****
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.85% to 1.65%	976,376	7.53 to 7.26	7,253,739	0.00%	10.60% to 9.71%
2018	0.85% to 1.65%	737,610	6.81 to 6.62	4,966,791	0.00%	-29.03% to -29.61%
2017	0.85% to 1.65%	565,610	9.59 to 9.40	5,382,630	0.00%	-2.80% to -3.58%
2016	0.85% to 1.65%	309,007	9.87 to 9.75	3,036,037	0.23%	42.20% to 41.05%
2015	0.85% to 1.65%	104,748	6.94 to 6.91	725,758	0.00%	-30.62% to -30.88%	****
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.45% to 2.50%	496,103	5.21 to 4.35	2,347,710	0.00%	11.37% to 9.07%
2018	0.45% to 2.50%	560,536	4.67 to 3.98	2,401,058	0.00%	-28.60% to -30.08%
2017	0.45% to 2.50%	688,632	6.55 to 5.70	4,178,307	0.00%	-2.14% to -4.15%
2016	0.45% to 2.50%	877,139	6.69 to 5.94	5,499,904	0.35%	43.06% to 40.13%
2015	0.45% to 2.50%	717,439	4.68 to 4.24	3,183,037	0.03%	-33.75% to -35.11%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2019	0.85% to 1.90%	303,188	10.83 to 10.75	3,274,637	2.56%	8.27% to 7.51%	****
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class II (CAF2)
2015	0.45% to 2.50%	244,341	13.65 to 12.91	3,230,670	0.87%	3.89% to 1.75%
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) (GSBLMO)
2015	0.45% to 2.35%	185,315	10.49 to 10.06	1,899,162	2.58%	-0.75% to -2.65%
Goldman Sachs Variable Insurance Trust - GMS Strategic Income Fund: Advisor Shares (GVSIA)
2017	0.45% to 2.10%	170,315	9.42 to 8.94	1,556,625	0.77%	-2.76% to -4.37%
2016	0.45% to 2.10%	152,168	9.69 to 9.35	1,442,252	2.11%	0.29% to -1.37%
2015	0.45% to 2.10%	115,180	9.66 to 9.48	1,099,600	2.33%	-2.69% to -4.30%
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P (NLFOSP)
2016	1.00% to 2.10%	298,392	10.25 to 9.95	3,011,508	2.03%	4.35% to 3.20%
2015	1.25% to 2.10%	264,531	9.78 to 9.64	2,571,082	0.88%	-4.45% to -5.28%
Northern Lights Variable Trust - Mariner Managed Futures SP: Class 2 (NOVMH2)
2016	0.45% to 2.50%	627,989	9.11 to 8.29	5,419,175	0.00%	-8.55% to -10.42%
2015	0.45% to 2.50%	650,267	9.96 to 9.25	6,206,351	8.46%	-7.05% to -8.96%
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P (NVFIP)
2016	1.00% to 1.95%	132,510	9.97 to 9.71	1,302,153	3.78%	6.87% to 5.85%
2015	1.00% to 1.95%	110,518	9.33 to 9.18	1,020,662	5.17%	-4.48% to -5.40%
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P (NVFMGP)
2016	1.00% to 1.95%	481,577	10.62 to 10.35	5,061,209	3.08%	8.20% to 7.16%
2015	1.00% to 1.95%	265,618	9.82 to 9.66	2,584,937	2.78%	-4.31% to -5.22%
Amundi Pioneer EM VCT Portfolio: Class II (PIVEM2)
2016	0.45% to 1.95%	62,739	7.14 to 6.45	421,889	0.20%	5.51% to 3.92%
2015	0.45% to 2.10%	74,082	6.77 to 6.15	475,873	4.30%	-15.94% to -17.34%
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)
2016	1.15% to 2.30%	160,546	12.72 to 11.30	1,969,554	1.48%	7.24% to 6.00%
2015	0.45% to 2.50%	1,257,580	11.76 to 10.47	14,467,164	0.91%	-6.52% to -8.45%
Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)
2016	0.45% to 2.30%	126,569	12.55 to 10.47	1,436,108	0.57%	6.46% to 4.48%
2015	0.45% to 2.50%	853,997	11.79 to 9.85	9,180,862	0.69%	-4.45% to -6.41%
Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)
2016	0.45% to 2.35%	214,319	11.95 to 10.14	2,412,715	0.68%	6.61% to 4.58%
2015	0.45% to 2.50%	1,986,155	11.21 to 9.57	20,771,137	1.09%	-4.59% to -6.55%

2019	Reserves for annuity contracts in payout phase:	$3,982,593
2019	Contract Owners' Equity:	$2,512,676,486
2018	Reserves for annuity contracts in payout phase:	$2,628,253
2018	Contract Owners' Equity:	$2,048,504,167
2017	Reserves for annuity contracts in payout phase:	$66,779
2017	Contract Owners' Equity:	$2,123,466,643
2016	Reserves for annuity contracts in payout phase:	$69,540
2016	Contract Owners' Equity:	$1,791,511,137
2015	Reserves for annuity contracts in payout phase:	$70,623
2015	Contract Owners' Equity:	$1,613,745,449

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 3 on April 16, 2009 (File No. 333-140812) as Exhibit 1 and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/843075/000119090309000254/resolution.htm
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	The form of the variable annuity contract - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 4 and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/843075/000119090307000063/marketflexcontract.htm
5)	Variable Annuity Application - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/843075/000119090307000063/application.htm
6)	Depositor's Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090308000158/creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm

10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm

31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090311000330/profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
40)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5, and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/843075/000119090307000063/opinionofcounsel.htm
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 86 and 252 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact